UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders
February 28, 2022
BSCM	Invesco BulletShares 2022 Corporate Bond ETF
BSCN	Invesco BulletShares 2023 Corporate Bond ETF
BSCO	Invesco BulletShares 2024 Corporate Bond ETF
BSCP	Invesco BulletShares 2025 Corporate Bond ETF
BSCQ	Invesco BulletShares 2026 Corporate Bond ETF
BSCR	Invesco BulletShares 2027 Corporate Bond ETF
BSCS	Invesco BulletShares 2028 Corporate Bond ETF
BSCT	Invesco BulletShares 2029 Corporate Bond ETF
BSCU	Invesco BulletShares 2030 Corporate Bond ETF
BSCV	Invesco BulletShares 2031 Corporate Bond ETF
BSJM	Invesco BulletShares 2022 High Yield Corporate Bond ETF
BSJN	Invesco BulletShares 2023 High Yield Corporate Bond ETF
BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF
BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF
BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF
BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF
BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF
BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF
BSMM	Invesco BulletShares 2022 Municipal Bond ETF
BSMN	Invesco BulletShares 2023 Municipal Bond ETF
BSMO	Invesco BulletShares 2024 Municipal Bond ETF
BSMP	Invesco BulletShares 2025 Municipal Bond ETF
BSMQ	Invesco BulletShares 2026 Municipal Bond ETF
BSMR	Invesco BulletShares 2027 Municipal Bond ETF
BSMS	Invesco BulletShares 2028 Municipal Bond ETF
BSMT	Invesco BulletShares 2029 Municipal Bond ETF
BSMU	Invesco BulletShares 2030 Municipal Bond ETF
BSMV	Invesco BulletShares 2031 Municipal Bond ETF
BSBE	Invesco BulletShares 2022 USD Emerging Markets Debt ETF
BSCE	Invesco BulletShares 2023 USD Emerging Markets Debt ETF
BSDE	Invesco BulletShares 2024 USD Emerging Markets Debt ETF

2

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.46%
Aerospace & Defense-0.42%
General Dynamics Corp., 2.25%, 11/15/2022	$9,525,000	$9,596,702

Air Freight & Logistics-0.69%
United Parcel Service, Inc.
2.35%, 05/16/2022	5,230,000	5,225,986
2.45%, 10/01/2022	10,370,000	10,456,148

		15,682,134

Automobiles-4.23%
American Honda Finance Corp.
1.95%, 05/20/2022	6,143,000	6,156,385
2.20%, 06/27/2022	7,938,000	7,971,748
0.40%, 10/21/2022	4,722,000	4,705,852
2.60%, 11/16/2022	5,264,000	5,318,472
General Motors Financial Co., Inc.
3.45%, 04/10/2022	12,477,000	12,502,070
3.15%, 06/30/2022	11,774,000	11,838,812
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	4,606,000	4,626,509
Toyota Motor Credit Corp.
1.15%, 05/26/2022	10,627,000	10,634,036
2.80%, 07/13/2022	4,881,000	4,915,649
0.45%, 07/22/2022	7,357,000	7,342,949
2.15%, 09/08/2022	8,678,000	8,727,413
0.35%, 10/14/2022	10,952,000	10,906,216

		95,646,111

Banks-18.84%
Bank of Montreal (Canada)
2.35%, 09/11/2022	10,436,000	10,514,353
2.55%, 11/06/2022	9,293,000	9,365,832
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022	15,341,000	15,345,254
2.45%, 09/19/2022	9,357,000	9,421,241
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	15,072,000	15,629,399
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	9,361,000	9,410,495
Citigroup, Inc.
2.75%, 04/25/2022	19,746,000	19,773,905
4.05%, 07/30/2022	8,108,000	8,210,721
2.70%, 10/27/2022	17,983,000	18,139,525
Citizens Bank N.A., 2.65%, 05/26/2022	5,002,000	5,016,154
Fifth Third Bancorp, 2.60%, 06/15/2022	7,427,000	7,451,516
First Republic Bank, 2.50%, 06/06/2022	5,163,000	5,175,233
HSBC Holdings PLC (United Kingdom), 4.00%, 03/30/2022	12,249,000	12,277,727
Huntington National Bank (The), 2.50%, 08/07/2022	6,802,000	6,839,482
JPMorgan Chase & Co., 3.25%, 09/23/2022	30,572,000	30,950,612
KeyBank N.A.
2.40%, 06/09/2022	5,729,000	5,755,275
2.30%, 09/14/2022	7,450,000	7,503,904
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	7,102,000	7,117,497

	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.62%, 07/18/2022	$22,900,000	$23,046,244
2.67%, 07/25/2022	20,828,000	20,968,635
Mizuho Financial Group, Inc. (Japan), 2.60%, 09/11/2022	9,380,000	9,457,089
MUFG Union Bank N.A., 2.10%, 12/09/2022	7,050,000	7,095,623
NatWest Group PLC (United Kingdom), 6.13%, 12/15/2022	12,300,000	12,716,370
People’s United Financial, Inc., 3.65%, 12/06/2022	4,687,000	4,745,659
PNC Bank N.A.
2.88%, 06/29/2022	7,300,000	7,334,353
2.45%, 07/28/2022	7,270,000	7,305,412
2.70%, 11/01/2022	9,823,000	9,918,067
PNC Financial Services Group, Inc. (The), 2.85%, 11/09/2022(b)	4,682,000	4,739,021
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	3,651,000	3,653,238
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	7,385,000	7,445,870
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 07/12/2022	19,769,000	19,898,088
2.78%, 10/18/2022	12,123,000	12,253,916
Synchrony Bank, 3.00%, 06/15/2022	8,045,000	8,079,666
Truist Bank, 2.45%, 08/01/2022	9,667,000	9,716,092
Truist Financial Corp., 2.75%, 04/01/2022	9,356,000	9,356,000
U.S. Bancorp, 2.95%, 07/15/2022	12,974,000	13,056,184
Wells Fargo & Co.
3.50%, 03/08/2022	14,343,000	14,349,165
2.63%, 07/22/2022	17,097,000	17,211,417

		426,244,234

Beverages-1.73%
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	9,519,000	9,557,682
Molson Coors Beverage Co., 3.50%, 05/01/2022	4,661,000	4,683,745
PepsiCo, Inc.
2.75%, 03/05/2022	11,496,000	11,498,045
2.25%, 05/02/2022	5,624,000	5,631,945
3.10%, 07/17/2022	7,649,000	7,683,701

		39,055,118

Biotechnology-3.87%
AbbVie, Inc.
2.90%, 11/06/2022	29,200,000	29,498,872
3.20%, 11/06/2022	9,358,000	9,444,581
2.30%, 11/21/2022	28,719,000	28,913,425
Biogen, Inc., 3.63%, 09/15/2022	9,533,000	9,648,918
Gilead Sciences, Inc., 3.25%, 09/01/2022	9,908,000	9,989,262

		87,495,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Capital Markets-6.45%
Bank of New York Mellon Corp. (The), 1.95%, 08/23/2022	$9,410,000	$9,455,807
BlackRock, Inc., 3.38%, 06/01/2022	7,097,000	7,145,399
CME Group, Inc., 3.00%, 09/15/2022	7,099,000	7,175,571
Credit Suisse AG (Switzerland), 2.80%, 04/08/2022	15,650,000	15,686,143
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	10,609,000	10,725,945
Morgan Stanley
2.75%, 05/19/2022	30,578,000	30,702,258
4.88%, 11/01/2022	20,831,000	21,311,600
Morgan Stanley Domestic Holdings, Inc., 2.95%, 08/24/2022	6,027,000	6,072,530
Nasdaq, Inc., 0.45%, 12/21/2022	5,608,000	5,574,412
Northern Trust Corp., 2.38%, 08/02/2022	4,686,000	4,717,244
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	7,116,000	7,129,679
UBS AG (Switzerland), 7.63%, 08/17/2022	19,829,000	20,306,824

		146,003,412

Chemicals-1.15%
Celanese US Holdings LLC, 4.63%, 11/15/2022	4,686,000	4,795,981
Eastman Chemical Co., 3.60%, 08/15/2022	7,087,000	7,125,427
Linde, Inc., 2.20%, 08/15/2022	3,716,000	3,726,175
Mosaic Co. (The), 3.25%, 11/15/2022	5,144,000	5,210,096
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022	5,187,000	5,193,603

		26,051,282

Commercial Services & Supplies-0.46%
Cintas Corp. No. 2, 2.90%, 04/01/2022	5,798,000	5,807,690
Waste Management, Inc., 2.90%, 09/15/2022	4,678,000	4,702,969

		10,510,659

Communications Equipment-0.65%
Cisco Systems, Inc., 3.00%, 06/15/2022	5,195,000	5,230,313
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	9,455,000	9,502,133

		14,732,446

Consumer Finance-2.06%
American Express Co.
2.50%, 08/01/2022	17,797,000	17,891,427
2.65%, 12/02/2022	13,736,000	13,881,481
Capital One N.A.
2.65%, 08/08/2022	4,000,000	4,019,211
2.15%, 09/06/2022	5,999,000	6,033,900
Discover Financial Services, 3.85%, 11/21/2022	4,683,000	4,765,974

		46,591,993

Diversified Consumer Services-0.21%
Block Financial LLC, 5.50%, 11/01/2022	4,716,000	4,750,547

	Principal Amount	Value
Diversified Financial Services-0.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.63%, 07/01/2022	$4,775,000	$4,829,232
ORIX Corp. (Japan), 2.90%, 07/18/2022	7,040,000	7,093,163

		11,922,395

Diversified Telecommunication Services-1.32%
AT&T, Inc.
3.00%, 06/30/2022	18,612,000	18,672,971
2.63%, 12/01/2022	11,042,000	11,118,629

		29,791,600

Electric Utilities-3.71%
Constellation Energy Generation LLC
3.40%, 03/15/2022	5,501,000	5,505,259
4.25%, 06/15/2022	5,009,000	5,015,479
Duke Energy Corp.
2.40%, 08/15/2022	4,963,000	4,990,150
3.05%, 08/15/2022	5,845,000	5,870,278
Duke Energy Progress LLC, 2.80%, 05/15/2022	4,649,000	4,658,155
Entergy Corp., 4.00%, 07/15/2022	6,382,000	6,419,019
Eversource Energy, Series K, 2.75%, 03/15/2022	5,524,000	5,527,732
Exelon Corp., 3.50%, 06/01/2022	11,201,000	11,236,909
ITC Holdings Corp., 2.70%, 11/15/2022 .	6,171,000	6,224,537
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	4,544,000	4,660,942
Pacific Gas and Electric Co., 1.75%, 06/16/2022	23,780,000	23,761,321

		83,869,781

Electrical Equipment-1.29%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	11,756,000	11,791,801
Eaton Corp., 2.75%, 11/02/2022	17,197,000	17,369,268

		29,161,069

Electronic Equipment, Instruments & Components-0.47%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	5,674,000	5,757,266
Jabil, Inc., 4.70%, 09/15/2022	4,740,000	4,828,182

		10,585,448

Entertainment-0.84%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	4,663,000	4,663,489
2.35%, 12/01/2022	9,547,000	9,631,047
Walt Disney Co. (The), 1.65%, 09/01/2022	4,677,000	4,696,559

		18,991,095

Equity REITs-1.60%
Kimco Realty Corp., 3.40%, 11/01/2022	6,704,000	6,785,324
MPT Operating Partnership L.P./MPT Finance Corp.
5.25%, 08/01/2026	4,800,000	4,901,424
5.00%, 10/15/2027	14,313,000	14,641,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
Public Storage, 2.37%, 09/15/2022	$4,800,000	$4,825,630
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	5,073,000	5,122,540

		36,275,972

Food & Staples Retailing-0.89%
Walgreen Co., 3.10%, 09/15/2022	8,109,000	8,182,404
Walmart, Inc., 2.35%, 12/15/2022	11,782,000	11,910,813

		20,093,217

Food Products-1.27%
General Mills, Inc., 2.60%, 10/12/2022	4,680,000	4,712,666
McCormick & Co., Inc., 2.70%, 08/15/2022	7,096,000	7,139,011
Mondelez International, Inc., 0.63%, 07/01/2022	9,526,000	9,510,817
Tyson Foods, Inc., 4.50%, 06/15/2022	7,356,000	7,351,431

		28,713,925

Health Care Equipment & Supplies-0.96%
Abbott Laboratories, 2.55%, 03/15/2022	8,055,000	8,061,602
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	6,543,000	6,578,848
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	7,107,000	7,114,017

		21,754,467

Health Care Providers & Services-5.02%
Aetna, Inc., 2.75%, 11/15/2022	9,863,000	9,926,656
Anthem, Inc.
3.13%, 05/15/2022	8,150,000	8,188,443
2.95%, 12/01/2022	7,096,000	7,178,892
Centene Corp., 4.25%, 12/15/2027	23,755,000	24,345,906
CommonSpirit Health, 2.95%, 11/01/2022	4,662,000	4,714,248
CVS Health Corp.
3.50%, 07/20/2022	14,243,000	14,313,959
2.75%, 12/01/2022	11,699,000	11,787,920
Humana, Inc., 3.15%, 12/01/2022	5,418,000	5,469,969
UnitedHealth Group, Inc.
2.88%, 03/15/2022	9,185,000	9,193,537
3.35%, 07/15/2022	9,830,000	9,914,727
2.38%, 10/15/2022	8,523,000	8,590,405

		113,624,662

Hotels, Restaurants & Leisure-0.76%
Hyatt Hotels Corp., 1.80%, 10/01/2024	7,100,000	6,957,089
Starbucks Corp.
1.30%, 05/07/2022	4,883,000	4,885,990
2.70%, 06/15/2022	5,453,000	5,464,014

		17,307,093

Household Durables-0.54%
Lennar Corp., 4.75%, 11/15/2022	6,375,000	6,467,535
NVR, Inc., 3.95%, 09/15/2022	5,657,000	5,705,438

		12,172,973

	Principal Amount	Value
Household Products-0.77%
Clorox Co. (The), 3.05%, 09/15/2022	$5,655,000	$5,689,568
Procter & Gamble Co. (The), 2.15%, 08/11/2022	11,727,000	11,790,117

		17,479,685

Industrial Conglomerates-1.16%
3M Co., 2.00%, 06/26/2022	6,385,000	6,406,942
General Electric Co.
3.15%, 09/07/2022	5,100,000	5,156,262
2.70%, 10/09/2022	6,300,000	6,361,635
Honeywell International, Inc., 0.48%, 08/19/2022	3,542,000	3,538,211
Roper Technologies, Inc., 3.13%, 11/15/2022	4,680,000	4,724,514

		26,187,564

Insurance-0.92%
Aon Corp., 2.20%, 11/15/2022	4,670,000	4,696,747
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	6,107,000	6,136,962
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	9,845,000	9,939,093

		20,772,802

Internet & Direct Marketing Retail-0.88%
Amazon.com, Inc., 2.50%, 11/29/2022	12,478,000	12,598,458
eBay, Inc., 2.60%, 07/15/2022	7,257,000	7,274,651

		19,873,109

IT Services-3.13%
Fiserv, Inc., 3.50%, 10/01/2022	6,646,000	6,684,917
International Business Machines Corp.
1.88%, 08/01/2022	9,500,000	9,536,649
2.88%, 11/09/2022	8,510,000	8,612,237
PayPal Holdings, Inc., 2.20%, 09/26/2022	9,551,000	9,620,674
VeriSign, Inc., 4.75%, 07/15/2027	5,209,000	5,381,184
Visa, Inc.
2.15%, 09/15/2022	9,550,000	9,612,068
2.80%, 12/14/2022	21,132,000	21,370,457

		70,818,186

Machinery-2.91%
Caterpillar Financial Services Corp.
0.95%, 05/13/2022	12,055,000	12,059,897
2.85%, 06/01/2022	5,032,000	5,057,605
2.40%, 06/06/2022	4,136,000	4,154,839
1.90%, 09/06/2022	7,124,000	7,155,813
1.95%, 11/18/2022	7,120,000	7,161,487
2.55%, 11/29/2022	5,658,000	5,720,821
CNH Industrial Capital LLC, 4.38%, 04/05/2022	4,683,000	4,697,788
Deere & Co., 2.60%, 06/08/2022	9,698,000	9,712,562
John Deere Capital Corp.
2.75%, 03/15/2022	4,336,000	4,338,953
2.15%, 09/08/2022	5,656,000	5,689,619

		65,749,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Media-1.83%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	$30,464,000	$30,690,525
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	10,183,000	10,769,654

		41,460,179

Metals & Mining-0.25%
Nucor Corp., 4.13%, 09/15/2022	5,626,000	5,674,991

Multi-Utilities-0.84%
DTE Energy Co.
2.25%, 11/01/2022	5,287,000	5,320,308
Series H, 0.55%, 11/01/2022	7,120,000	7,086,955
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	6,536,000	6,589,649

		18,996,912

Oil, Gas & Consumable Fuels-4.51%
BP Capital Markets PLC (United Kingdom), 2.50%, 11/06/2022	10,462,000	10,545,309
Chevron Corp., 2.36%, 12/05/2022	19,022,000	19,156,268
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	7,019,991	7,056,110
Energy Transfer L.P./Regency Energy Finance Corp., 5.00%, 10/01/2022	7,360,000	7,448,140
Exxon Mobil Corp., 1.90%, 08/16/2022	7,130,000	7,166,216
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	9,454,000	9,513,372
ONEOK Partners L.P., 3.38%, 10/01/2022	8,538,000	8,597,306
Phillips 66, 4.30%, 04/01/2022	10,318,000	10,345,982
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	5,525,000	5,525,000
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	9,461,000	9,507,648
Williams Cos., Inc. (The), 3.35%, 08/15/2022	7,094,000	7,128,091

		101,989,442

Personal Products-0.59%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022	5,354,000	5,356,194
2.20%, 05/05/2022	8,050,000	8,061,907

		13,418,101

Pharmaceuticals-4.14%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	9,508,000	9,537,876
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	7,008,000	7,031,473
3.25%, 08/15/2022	8,235,000	8,321,252
Eli Lilly and Co., 2.35%, 05/15/2022	7,119,000	7,141,759
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	20,172,000	20,235,507
Johnson & Johnson, 2.25%, 03/03/2022	8,130,000	8,130,214
Merck & Co., Inc., 2.40%, 09/15/2022	9,525,000	9,569,504

	Principal Amount	Value
Pharmaceuticals-(continued)
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022	$9,523,000	$9,544,394
2.40%, 09/21/2022	14,081,000	14,184,039

		93,696,018

Professional Services-0.22%
Equifax, Inc., 3.30%, 12/15/2022	4,961,000	5,016,089

Road & Rail-0.86%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/2022	6,410,000	6,440,385
Norfolk Southern Corp., 3.00%, 04/01/2022	5,843,000	5,852,111
Union Pacific Corp., 4.16%, 07/15/2022	7,151,000	7,176,210

		19,468,706

Semiconductors & Semiconductor Equipment-2.82%
Intel Corp.
2.35%, 05/11/2022	6,828,000	6,842,612
3.10%, 07/29/2022	11,592,000	11,706,791
2.70%, 12/15/2022	13,624,000	13,802,004
Microchip Technology, Inc., 4.25%, 09/01/2025	11,445,000	11,798,412
QUALCOMM, Inc., 3.00%, 05/20/2022	14,960,000	14,989,039
Texas Instruments, Inc., 1.85%, 05/15/2022	4,676,000	4,681,967

		63,820,825

Software-2.90%
Microsoft Corp.
2.65%, 11/03/2022	10,432,000	10,543,695
2.13%, 11/15/2022	7,492,000	7,561,747
Oracle Corp.
2.50%, 05/15/2022	23,710,000	23,736,347
2.50%, 10/15/2022	23,573,000	23,759,188

		65,600,977

Specialty Retail-0.85%
Home Depot, Inc. (The), 2.63%, 06/01/2022	11,851,000	11,889,428
Lowe’s Cos., Inc., 3.12%, 04/15/2022	7,410,000	7,423,847

		19,313,275

Technology Hardware, Storage & Peripherals-2.62%
Apple, Inc.
2.30%, 05/11/2022	8,691,000	8,711,969
2.70%, 05/13/2022	12,006,000	12,054,661
1.70%, 09/11/2022	9,454,000	9,500,342
2.10%, 09/12/2022	9,461,000	9,518,720
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	14,106,000	14,314,827
HP, Inc., 4.05%, 09/15/2022	5,140,000	5,230,681

		59,331,200

Textiles, Apparel & Luxury Goods-0.42%
Ralph Lauren Corp., 1.70%, 06/15/2022	4,686,000	4,695,272
VF Corp., 2.05%, 04/23/2022	4,796,000	4,804,725

		9,499,997

Tobacco-1.58%
Altria Group, Inc., 2.85%, 08/09/2022	12,540,000	12,627,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
2.38%, 08/17/2022	$7,128,000	$7,166,115
2.50%, 08/22/2022	7,170,000	7,222,142
2.50%, 11/02/2022	8,718,000	8,785,316

		35,800,970

Trading Companies & Distributors-0.89%
Air Lease Corp., 2.63%, 07/01/2022	5,632,000	5,646,424
International Lease Finance Corp., 5.88%, 08/15/2022	7,089,000	7,227,995
United Rentals North America, Inc., 3.88%, 11/15/2027	7,120,000	7,251,720

		20,126,139

Wireless Telecommunication Services-0.41%
T-Mobile USA, Inc., 5.38%, 04/15/2027	4,671,000	4,816,829
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022	4,420,000	4,450,583

		9,267,412

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,158,022,283)		2,159,985,356

	Shares	Value
Money Market Funds-6.96%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $157,429,122)	157,429,122	$157,429,122

TOTAL INVESTMENTS IN SECURITIES-102.42% (Cost $2,315,451,405)		2,317,414,478
OTHER ASSETS LESS LIABILITIES-(2.42)%		(54,776,313)

NET ASSETS-100.00%		$2,262,638,165

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$16,446,920	$551,863,557	$(410,881,355)	$-	$-	$157,429,122	$11,139

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,174,801	34,707,555	(54,882,356)	-	-	-	1,537	*

Invesco Private Prime Fund	47,074,537	73,764,945	(120,830,835)	-	(8,647)	-	18,891	*

Total	$83,696,258	$660,336,057	$(586,594,546)	$-	$(8,647)	$157,429,122	$31,567

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)–(continued) February 28, 2022 (Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	28.80

Health Care	13.99

Information Technology	12.59

Industrials	8.90

Consumer Discretionary	7.89

Consumer Staples	6.83

Utilities	4.55

Energy	4.51

Communication Services	4.40

Sector Types Each Less Than 3%	3.00

Money Market Funds Plus Other Assets Less Liabilities	4.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.07%
Aerospace & Defense-2.41%
Boeing Co. (The)
1.17%, 02/04/2023	$8,846,000	$8,780,169
4.51%, 05/01/2023	19,985,000	20,548,565
General Dynamics Corp.
3.38%, 05/15/2023	5,026,000	5,133,243
1.88%, 08/15/2023	3,341,000	3,352,924
Lockheed Martin Corp., 3.10%, 01/15/2023(b)	3,300,000	3,343,576
Northrop Grumman Corp., 3.25%, 08/01/2023	7,006,000	7,160,519
Precision Castparts Corp., 2.50%, 01/15/2023	6,637,000	6,691,907

		55,010,903

Air Freight & Logistics-0.29%
United Parcel Service, Inc., 2.50%, 04/01/2023	6,628,000	6,699,245

Airlines-0.52%
Delta Air Lines, Inc., 3.80%, 04/19/2023(b)	3,320,000	3,348,934
Southwest Airlines Co., 4.75%, 05/04/2023	8,303,000	8,586,872

		11,935,806

Automobiles-6.18%
American Honda Finance Corp.
2.05%, 01/10/2023	4,983,000	5,017,555
1.95%, 05/10/2023	5,556,000	5,586,504
0.88%, 07/07/2023	8,300,000	8,227,239
3.45%, 07/14/2023	3,322,000	3,400,617
0.65%, 09/08/2023(b)	4,933,000	4,878,184
General Motors Co.
4.88%, 10/02/2023	10,263,000	10,724,830
5.40%, 10/02/2023	6,702,000	7,048,144
General Motors Financial Co., Inc.
3.25%, 01/05/2023	5,586,000	5,662,634
3.70%, 05/09/2023	7,972,000	8,120,843
4.25%, 05/15/2023(b)	5,432,000	5,593,109
4.15%, 06/19/2023	6,587,000	6,759,032
1.70%, 08/18/2023(b)	8,228,000	8,201,399
Stellantis N.V., 5.25%, 04/15/2023(b)	9,670,000	10,009,610
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	5,023,000	5,147,919
Toyota Motor Credit Corp.
2.63%, 01/10/2023	4,706,000	4,766,495
2.70%, 01/11/2023(b)	4,029,000	4,080,043
2.90%, 03/30/2023	11,456,000	11,644,704
0.40%, 04/06/2023(b)	6,571,000	6,501,188
0.50%, 08/14/2023	9,378,000	9,248,019
1.35%, 08/25/2023	7,040,000	7,021,911
2.25%, 10/18/2023	3,294,000	3,319,674

		140,959,653

Banks-16.45%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	8,700,000	8,865,448

	Principal
	Amount	Value
Banks-(continued)
Bank of America Corp.
3.30%, 01/11/2023	$28,074,000	$28,557,062
4.10%, 07/24/2023	13,210,000	13,659,927
Bank of Montreal (Canada), 0.45%, 12/08/2023(b)	6,046,000	5,894,699
Bank of Nova Scotia (The) (Canada), 0.40%, 09/15/2023(b)	7,200,000	7,050,256
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023(b)	6,674,000	6,876,045
Citigroup, Inc.
3.50%, 05/15/2023(b)	8,260,000	8,455,652
3.88%, 10/25/2023	6,432,000	6,643,453
Citizens Bank N.A., 3.70%, 03/29/2023	3,304,000	3,371,556
Comerica, Inc., 3.70%, 07/31/2023	5,616,000	5,764,068
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023(b)	7,200,000	7,293,427
4.63%, 12/01/2023	3,600,000	3,756,473
Fifth Third Bancorp, 1.63%, 05/05/2023	3,300,000	3,297,951
Fifth Third Bank N.A., 1.80%, 01/30/2023	4,335,000	4,356,566
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	13,290,000	13,609,476
Huntington National Bank (The)
1.80%, 02/03/2023	3,182,000	3,184,183
3.55%, 10/06/2023(b)	4,780,000	4,914,388
JPMorgan Chase & Co.
3.20%, 01/25/2023(b)	18,349,000	18,657,003
3.38%, 05/01/2023	13,434,000	13,689,289
2.70%, 05/18/2023	13,067,000	13,222,674
KeyBank N.A.
3.38%, 03/07/2023	3,360,000	3,422,201
1.25%, 03/10/2023(b)	4,640,000	4,629,960
M&T Bank Corp., 3.55%, 07/26/2023	3,305,000	3,386,238
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	9,910,000	10,093,994
3.76%, 07/26/2023	14,196,000	14,589,456
2.53%, 09/13/2023	3,402,000	3,440,177
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	5,570,000	5,684,825
NatWest Group PLC (United Kingdom)
6.10%, 06/10/2023	2,800,000	2,937,076
3.88%, 09/12/2023	17,542,000	17,983,674
6.00%, 12/19/2023	10,284,000	10,919,574
PNC Bank N.A.
2.95%, 01/30/2023	4,950,000	5,017,490
3.50%, 06/08/2023	4,850,000	4,953,097
3.80%, 07/25/2023	5,000,000	5,123,751
Royal Bank of Canada (Canada), 0.50%, 10/26/2023(b)	8,190,000	8,030,417
Santander Holdings USA, Inc., 3.40%, 01/18/2023	6,915,000	7,019,961
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	3,336,000	3,383,770
3.95%, 07/19/2023	4,590,000	4,733,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	$9,910,000	$10,052,669
3.75%, 07/19/2023(b)	4,699,000	4,824,233
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023(b)	10,568,000	10,850,788
Truist Bank
3.00%, 02/02/2023	3,305,000	3,343,390
1.25%, 03/09/2023	8,260,000	8,249,371
2.75%, 05/01/2023(b)	4,031,000	4,079,744
U.S. Bank N.A.
1.95%, 01/09/2023(b)	5,370,000	5,409,087
2.85%, 01/23/2023	5,650,000	5,725,407
3.40%, 07/24/2023	8,300,000	8,497,361
Wells Fargo & Co.
4.13%, 08/15/2023	10,012,000	10,337,336
Series M, 3.45%, 02/13/2023(b)	7,153,000	7,274,095

		375,112,200

Beverages-2.06%
Constellation Brands, Inc.
3.20%, 02/15/2023(b)	3,841,000	3,885,079
4.25%, 05/01/2023	7,056,000	7,257,173
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	8,972,000	9,070,088
3.50%, 09/18/2023	3,303,000	3,390,330
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023(b)	3,292,000	3,354,796
PepsiCo, Inc.
2.75%, 03/01/2023	8,302,000	8,427,831
0.75%, 05/01/2023	6,675,000	6,625,487
0.40%, 10/07/2023	4,980,000	4,872,054

		46,882,838

Biotechnology-1.88%
AbbVie, Inc., 2.85%, 05/14/2023	6,655,000	6,745,083
Amgen, Inc., 2.25%, 08/19/2023(b)	5,001,000	5,056,790
Gilead Sciences, Inc.
2.50%, 09/01/2023	5,146,000	5,202,764
0.75%, 09/29/2023	9,040,000	8,917,326
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023(b)	16,680,000	16,909,995

		42,831,958

Capital Markets-7.93%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	5,005,000	5,171,267
Ares Capital Corp., 3.50%, 02/10/2023(b)	4,978,000	5,034,733
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023	4,984,000	5,015,238
2.95%, 01/29/2023	6,647,000	6,734,256
3.50%, 04/28/2023	4,977,000	5,092,003
3.45%, 08/11/2023	4,951,000	5,068,562
2.20%, 08/16/2023(b)	8,141,000	8,206,397
0.35%, 12/07/2023(b)	4,882,000	4,782,464
Charles Schwab Corp. (The), 2.65%, 01/25/2023	5,282,000	5,341,896
Credit Suisse AG (Switzerland)
1.00%, 05/05/2023	13,130,000	13,039,412
0.52%, 08/09/2023	9,290,000	9,125,333

	Principal
	Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023(b)	$14,943,000	$15,198,194
3.20%, 02/23/2023	11,555,000	11,701,585
0.52%, 03/08/2023	4,648,000	4,616,698
1.22%, 12/06/2023	12,400,000	12,267,534
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	3,000,000	3,096,982
Morgan Stanley
3.13%, 01/23/2023	16,749,000	16,993,656
3.75%, 02/25/2023	16,680,000	17,003,229
4.10%, 05/22/2023	13,349,000	13,710,509
State Street Corp.
3.10%, 05/15/2023	6,693,000	6,816,087
3.70%, 11/20/2023	6,605,000	6,822,367

		180,838,402

Chemicals-0.98%
CF Industries, Inc., 3.45%, 06/01/2023	3,290,000	3,352,148
Ecolab, Inc., 0.90%, 12/15/2023(b)	3,317,000	3,265,039
Linde, Inc., 2.70%, 02/21/2023(b)	3,321,000	3,356,377
LYB International Finance B.V., 4.00%, 07/15/2023	2,821,000	2,904,245
Mosaic Co. (The), 4.25%, 11/15/2023	5,976,000	6,184,263
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	3,286,000	3,293,852

		22,355,924

Commercial Services & Supplies-0.15%
Waste Management, Inc., 2.40%, 05/15/2023	3,317,000	3,341,755

Communications Equipment-0.36%
Cisco Systems, Inc.
2.60%, 02/28/2023(b)	3,232,000	3,272,977
2.20%, 09/20/2023(b)	4,935,000	4,974,396

		8,247,373

Construction Materials-0.20%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023(b)	4,676,000	4,606,293

Consumer Finance-2.89%
Ally Financial, Inc.
3.05%, 06/05/2023	5,303,000	5,369,850
1.45%, 10/02/2023	8,902,000	8,798,365
American Express Co.
3.40%, 02/27/2023	10,570,000	10,733,962
0.75%, 11/03/2023	5,282,000	5,198,821
Capital One Bank USA N.A., 3.38%, 02/15/2023	9,650,000	9,804,848
Capital One Financial Corp.
3.20%, 01/30/2023	8,297,000	8,414,385
2.60%, 05/11/2023	6,642,000	6,701,401
3.50%, 06/15/2023	5,536,000	5,664,107
Discover Bank, 3.35%, 02/06/2023	5,200,000	5,271,213

		65,956,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Diversified Financial Services-1.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	$3,982,000	$4,031,670
4.13%, 07/03/2023	4,151,000	4,247,087
4.50%, 09/15/2023	7,853,000	8,096,284
1.15%, 10/29/2023	11,620,000	11,362,291
Berkshire Hathaway, Inc.
3.00%, 02/11/2023	3,348,000	3,402,313
2.75%, 03/15/2023(b)	13,837,000	14,019,059

		45,158,704

Electric Utilities-3.57%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	3,318,000	3,352,933
3.05%, 03/15/2023	3,616,000	3,671,573
Entergy Louisiana LLC, 0.62%, 11/17/2023	7,340,000	7,207,027
Florida Power & Light Co., 2.75%, 06/01/2023	3,312,000	3,343,142
Georgia Power Co., Series A, 2.10%, 07/30/2023	4,670,000	4,688,962
NextEra Energy Capital Holdings, Inc., 0.65%, 03/01/2023(b)	13,280,000	13,155,835
OGE Energy Corp., 0.70%, 05/26/2023(b)	3,320,000	3,270,842
Oklahoma Gas and Electric Co., 0.55%, 05/26/2023	3,300,000	3,254,686
Pacific Gas and Electric Co.
1.37%, 03/10/2023(b)	9,959,000	9,857,602
4.25%, 08/01/2023	3,330,000	3,402,107
1.70%, 11/15/2023	5,978,000	5,879,451
Southern California Edison Co., Series C, 3.50%, 10/01/2023	3,995,000	4,078,650
Southern Co. (The), 2.95%, 07/01/2023	8,303,000	8,411,079
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	4,644,000	4,693,643
Xcel Energy, Inc., 0.50%, 10/15/2023	3,312,000	3,247,129

		81,514,661

Electrical Equipment-0.32%
Emerson Electric Co., 2.63%, 02/15/2023.	3,338,000	3,371,534
Rockwell Automation, Inc., 0.35%, 08/15/2023	3,985,000	3,919,713

		7,291,247

Energy Equipment & Services-0.85%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/2023	4,300,000	4,261,203
Halliburton Co., 3.50%, 08/01/2023	4,702,000	4,798,872
Schlumberger Investment S.A., 3.65%, 12/01/2023	9,991,000	10,272,939

		19,333,014

Entertainment-0.21%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	4,625,000	4,704,921

Equity REITs-1.64%
American Tower Corp.
3.50%, 01/31/2023	6,678,000	6,795,664
3.00%, 06/15/2023(b)	4,659,000	4,731,511

	Principal
	Amount	Value
Equity REITs-(continued)
Boston Properties L.P., 3.13%, 09/01/2023	$3,303,000	$3,357,062
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	6,609,000	6,754,373
Crown Castle International Corp., 3.15%, 07/15/2023	4,977,000	5,061,385
ERP Operating L.P., 3.00%, 04/15/2023	3,234,000	3,275,550
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	3,295,000	3,439,067
Simon Property Group L.P., 2.75%, 06/01/2023	4,004,000	4,047,264

		37,461,876

Food & Staples Retailing-1.61%
Kroger Co. (The), 3.85%, 08/01/2023	4,008,000	4,109,366
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023	5,600,000	5,525,435
Walmart, Inc.
2.55%, 04/11/2023	11,431,000	11,564,277
3.40%, 06/26/2023	15,220,000	15,607,518

		36,806,596

Food Products-1.05%
Campbell Soup Co., 3.65%, 03/15/2023(b)	3,779,000	3,851,420
Conagra Brands, Inc.
3.20%, 01/25/2023	3,841,000	3,885,823
0.50%, 08/11/2023	3,236,000	3,174,855
General Mills, Inc., 3.70%, 10/17/2023	5,686,000	5,858,009
Hershey Co. (The), 3.38%, 05/15/2023(b)	3,330,000	3,404,499
Kellogg Co., 2.65%, 12/01/2023	3,709,000	3,756,934

		23,931,540

Gas Utilities-0.94%
Atmos Energy Corp., 0.63%, 03/09/2023	7,280,000	7,199,698
CenterPoint Energy Resources Corp., 0.70%, 03/02/2023	4,445,000	4,399,800
National Fuel Gas Co., 3.75%, 03/01/2023(b)	3,298,000	3,339,739
ONE Gas, Inc., 0.85%, 03/11/2023	6,632,000	6,578,462

		21,517,699

Health Care Equipment & Supplies-0.49%
Abbott Laboratories, 3.40%, 11/30/2023	7,005,000	7,210,954
Stryker Corp., 0.60%, 12/01/2023(b)	4,030,000	3,939,473

		11,150,427

Health Care Providers & Services-3.99%
Aetna, Inc., 2.80%, 06/15/2023	9,030,000	9,156,300
AmerisourceBergen Corp., 0.74%, 03/15/2023	10,425,000	10,343,291
Anthem, Inc.
3.30%, 01/15/2023	6,633,000	6,736,984
0.45%, 03/15/2023	3,125,000	3,092,614
Cardinal Health, Inc., 3.20%, 03/15/2023	3,668,000	3,727,068
Cigna Corp.
3.00%, 07/15/2023	5,680,000	5,768,593
3.75%, 07/15/2023(b)	7,924,000	8,135,579
CVS Health Corp., 4.00%, 12/05/2023(b)	2,650,000	2,734,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc.
4.75%, 05/01/2023	$8,333,000	$8,581,477
5.88%, 05/01/2023(b)	8,346,000	8,689,229
Humana, Inc., 0.65%, 08/03/2023	9,920,000	9,773,502
UnitedHealth Group, Inc.
2.75%, 02/15/2023	3,913,000	3,955,644
2.88%, 03/15/2023	5,002,000	5,090,404
3.50%, 06/15/2023	4,966,000	5,092,297

		90,877,536

Hotels, Restaurants & Leisure-1.16%
Booking Holdings, Inc., 2.75%, 03/15/2023	3,188,000	3,226,152
Hyatt Hotels Corp., 1.30%, 10/01/2023(b)	4,626,000	4,556,926
McDonald’s Corp., 3.35%, 04/01/2023	6,646,000	6,780,453
Starbucks Corp.
3.10%, 03/01/2023(b)	6,607,000	6,710,683
3.85%, 10/01/2023	4,922,000	5,066,381

		26,340,595

Household Durables-0.18%
Mohawk Industries, Inc., 3.85%, 02/01/2023(b)	4,008,000	4,064,371

Household Products-0.45%
Colgate-Palmolive Co., 1.95%, 02/01/2023(b)	3,332,000	3,355,270
Procter & Gamble Co. (The), 3.10%, 08/15/2023	6,669,000	6,837,221

		10,192,491

Industrial Conglomerates-0.72%
3M Co.
1.75%, 02/14/2023	3,336,000	3,352,514
2.25%, 03/15/2023	4,290,000	4,328,986
General Electric Co., 3.10%, 01/09/2023(b)	4,000,000	4,058,135
Roper Technologies, Inc., 3.65%, 09/15/2023	4,626,000	4,751,673

		16,491,308

Insurance-0.74%
Allstate Corp. (The), 3.15%, 06/15/2023(b)	3,168,000	3,221,990
Lincoln National Corp., 4.00%, 09/01/2023	3,289,000	3,399,607
Loews Corp., 2.63%, 05/15/2023	3,319,000	3,352,906
MetLife, Inc., Series D, 4.37%, 09/15/2023	6,646,000	6,887,282

		16,861,785

Internet & Direct Marketing Retail-1.30%
Amazon.com, Inc.
2.40%, 02/22/2023	6,734,000	6,804,106
0.25%, 05/12/2023	6,538,000	6,453,039
0.40%, 06/03/2023(b)	6,576,000	6,508,724
eBay, Inc., 2.75%, 01/30/2023	5,006,000	5,059,593
QVC, Inc., 4.38%, 03/15/2023(b)	4,773,000	4,862,279

		29,687,741

	Principal
	Amount	Value
IT Services-1.29%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	$4,755,000	$4,695,272
Global Payments, Inc.
3.75%, 06/01/2023	3,633,000	3,701,774
4.00%, 06/01/2023	4,271,000	4,379,677
International Business Machines Corp., 3.38%, 08/01/2023	9,983,000	10,237,927
PayPal Holdings, Inc., 1.35%, 06/01/2023	6,400,000	6,384,701

		29,399,351

Life Sciences Tools & Services-0.86%
Agilent Technologies, Inc., 3.88%, 07/15/2023	4,002,000	4,101,473
Illumina, Inc., 0.55%, 03/23/2023	3,297,000	3,267,440
PerkinElmer, Inc., 0.55%, 09/15/2023	3,400,000	3,345,536
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	9,007,000	8,894,353

		19,608,802

Machinery-2.94%
Caterpillar Financial Services Corp.
0.25%, 03/01/2023(b)	6,642,000	6,574,990
3.45%, 05/15/2023	3,302,000	3,387,302
0.65%, 07/07/2023	6,674,000	6,599,532
0.45%, 09/14/2023(b)	6,662,000	6,551,126
3.75%, 11/24/2023	3,300,000	3,425,666
CNH Industrial Capital LLC, 1.95%, 07/02/2023	3,965,000	3,966,021
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	4,228,000	4,366,569
Cummins, Inc., 3.65%, 10/01/2023	3,082,000	3,160,933
John Deere Capital Corp.
2.70%, 01/06/2023(b)	3,336,000	3,376,671
0.25%, 01/17/2023	4,038,000	4,005,139
2.80%, 01/27/2023(b)	3,325,000	3,365,752
2.80%, 03/06/2023	6,613,000	6,708,024
1.20%, 04/06/2023	3,338,000	3,337,663
0.40%, 10/10/2023(b)	3,336,000	3,280,204
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	4,674,000	4,821,186

		66,926,778

Media-0.55%
Discovery Communications LLC, 2.95%, 03/20/2023	5,256,000	5,314,338
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	6,673,000	7,118,959

		12,433,297

Metals & Mining-0.98%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	6,614,000	6,734,408
4.13%, 03/01/2028(b)	4,675,000	4,732,666
4.38%, 08/01/2028(b)	4,343,000	4,404,671
Nucor Corp., 4.00%, 08/01/2023	3,281,000	3,370,701
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	3,124,000	3,198,430

		22,440,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Multiline Retail-0.26%
Dollar General Corp., 3.25%, 04/15/2023	$5,901,000	$5,987,349
Multi-Utilities-1.05%
Black Hills Corp., 4.25%, 11/30/2023	3,474,000	3,596,538
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	4,300,000	4,215,275
Delmarva Power & Light Co., 3.50%, 11/15/2023	3,299,000	3,383,630
Public Service Electric & Gas Co., 2.38%, 05/15/2023	3,305,000	3,331,658
Public Service Enterprise Group, Inc., 0.84%, 11/08/2023(b)	4,951,000	4,889,574
WEC Energy Group, Inc., 0.55%, 09/15/2023	4,662,000	4,573,007

		23,989,682

Oil, Gas & Consumable Fuels-8.73%
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	5,036,000	5,207,824
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023(b)	6,671,000	6,741,898
Chevron Corp.
1.14%, 05/11/2023(b)	7,659,000	7,636,690
2.57%, 05/16/2023	4,800,000	4,855,985
3.19%, 06/24/2023	14,702,000	14,992,721
Chevron USA, Inc., 0.43%, 08/11/2023(b)	3,797,000	3,739,823
Continental Resources, Inc., 4.50%, 04/15/2023(b)	4,301,000	4,399,428
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	5,301,000	5,442,598
0.55%, 10/04/2023	3,280,000	3,213,757
Energy Transfer L.P.
3.60%, 02/01/2023	5,270,000	5,328,748
Series 5Y, 4.20%, 09/15/2023	3,163,000	3,255,633
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	4,173,000	4,303,923
Enterprise Products Operating LLC, 3.35%, 03/15/2023	8,338,000	8,445,632
EOG Resources, Inc., 2.63%, 03/15/2023	8,341,000	8,410,714
Exxon Mobil Corp.
2.73%, 03/01/2023	8,301,000	8,396,218
1.57%, 04/15/2023	18,284,000	18,334,222
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	4,332,000	4,380,353
3.50%, 09/01/2023	4,009,000	4,085,708
Kinder Morgan, Inc., 3.15%, 01/15/2023(b)	6,671,000	6,750,639
MPLX L.P.
3.38%, 03/15/2023	3,297,000	3,350,260
4.50%, 07/15/2023	6,593,000	6,773,573
ONEOK, Inc., 7.50%, 09/01/2023	3,434,000	3,668,097
Phillips 66, 3.70%, 04/06/2023	3,297,000	3,370,592
Pioneer Natural Resources Co., 0.55%, 05/15/2023	5,006,000	4,945,049
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	4,692,000	4,794,954
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	9,740,000	10,065,163
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023(b)	6,672,000	6,553,663

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TotalEnergies Capital Canada Ltd. (France), 2.75%, 07/15/2023(b)	$6,655,000	$6,765,662
TotalEnergies Capital International S.A. (France), 2.70%, 01/25/2023	6,654,000	6,727,210
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023(b)	4,206,000	4,314,528
Williams Cos., Inc. (The)
3.70%, 01/15/2023	5,668,000	5,748,869
4.50%, 11/15/2023	4,038,000	4,191,455

		199,191,589

Personal Products-0.31%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023(b)	3,801,000	3,875,374
0.38%, 09/14/2023	3,357,000	3,295,381

		7,170,755

Pharmaceuticals-5.50%
AstraZeneca PLC (United Kingdom)
0.30%, 05/26/2023(b)	9,202,000	9,078,205
3.50%, 08/17/2023	6,096,000	6,267,467
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	3,335,000	3,425,352
0.54%, 11/13/2023	9,948,000	9,793,163
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023(b)	8,376,000	8,232,543
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023(b)	9,363,000	9,494,953
3.38%, 05/15/2023	8,261,000	8,444,670
Johnson & Johnson
2.05%, 03/01/2023	3,336,000	3,364,051
3.38%, 12/05/2023(b)	5,344,000	5,531,179
Merck & Co., Inc., 2.80%, 05/18/2023	11,680,000	11,887,885
Mylan, Inc., 4.20%, 11/29/2023	3,298,000	3,396,911
Pfizer, Inc.
3.00%, 06/15/2023	6,672,000	6,810,520
3.20%, 09/15/2023	6,665,000	6,840,359
Royalty Pharma PLC, 0.75%, 09/02/2023	6,674,000	6,554,484
Sanofi (France), 3.38%, 06/19/2023	6,672,000	6,833,617
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	9,918,000	10,305,885
Zoetis, Inc., 3.25%, 02/01/2023	8,984,000	9,073,764

		125,335,008

Professional Services-0.18%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	4,000,000	4,139,942

Road & Rail-0.81%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023(b)	4,582,000	4,643,666
3.85%, 09/01/2023	5,281,000	5,459,471
Norfolk Southern Corp., 2.90%, 02/15/2023	3,930,000	3,971,212
Union Pacific Corp., 3.50%, 06/08/2023	4,315,000	4,417,297

		18,491,646

Semiconductors & Semiconductor Equipment-1.22%
Microchip Technology, Inc., 2.67%, 09/01/2023	6,580,000	6,644,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
NVIDIA Corp., 0.31%, 06/15/2023	$8,306,000	$8,187,704
QUALCOMM, Inc., 2.60%, 01/30/2023	6,314,000	6,392,309
Skyworks Solutions, Inc., 0.90%, 06/01/2023(b)	3,288,000	3,245,896
Texas Instruments, Inc., 2.25%, 05/01/2023	3,238,000	3,262,029

		27,732,820

Software-3.52%
Adobe, Inc., 1.70%, 02/01/2023(b)	3,291,000	3,304,290
Intuit, Inc., 0.65%, 07/15/2023	3,337,000	3,294,378
Microsoft Corp.
2.38%, 05/01/2023	6,582,000	6,653,734
2.00%, 08/08/2023(b)	10,574,000	10,679,842
3.63%, 12/15/2023	9,745,000	10,137,780
Oracle Corp.
2.63%, 02/15/2023(b)	8,245,000	8,302,573
3.63%, 07/15/2023(b)	6,585,000	6,758,784
2.40%, 09/15/2023	16,978,000	17,116,391
salesforce.com, inc., 3.25%, 04/11/2023	7,300,000	7,454,694
VMware, Inc., 0.60%, 08/15/2023(b)	6,575,000	6,461,310

		80,163,776

Specialty Retail-1.20%
AutoZone, Inc., 3.13%, 07/15/2023(b)	3,091,000	3,141,336
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	6,510,000	6,781,240
Home Depot, Inc. (The), 2.70%, 04/01/2023	6,606,000	6,682,707
Leidos, Inc., 2.95%, 05/15/2023	3,900,000	3,951,441
Lowe’s Cos., Inc., 3.88%, 09/15/2023	3,316,000	3,407,543
TJX Cos., Inc. (The), 2.50%, 05/15/2023	3,323,000	3,357,532

		27,321,799

Technology Hardware, Storage & Peripherals-3.53%
Apple, Inc.
2.40%, 01/13/2023	5,227,000	5,279,718
2.85%, 02/23/2023	9,874,000	10,003,814
2.40%, 05/03/2023	36,220,000	36,698,591
0.75%, 05/11/2023(b)	13,053,000	12,977,247
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023(b)	7,622,000	7,671,158
4.45%, 10/02/2023	7,662,000	7,954,252

		80,584,780

Textiles, Apparel & Luxury Goods-0.17%
NIKE, Inc., 2.25%, 05/01/2023	3,837,000	3,871,222

Tobacco-0.87%
Philip Morris International, Inc.
2.63%, 03/06/2023	3,934,000	3,977,961
1.13%, 05/01/2023	4,924,000	4,910,403
2.13%, 05/10/2023	3,797,000	3,821,254
3.60%, 11/15/2023(b)	3,304,000	3,410,211
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	3,634,000	3,788,151

		19,907,980

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal
	Amount	Value
Trading Companies & Distributors-0.56%
Air Lease Corp.
2.75%, 01/15/2023	$4,742,000	$4,782,937
3.88%, 07/03/2023	3,287,000	3,363,111
3.00%, 09/15/2023(b)	4,676,000	4,728,665

		12,874,713

Wireless Telecommunication Services-1.04%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023(b)	3,325,000	3,358,580
4.10%, 10/01/2023	5,676,000	5,828,947
T-Mobile USA, Inc., 4.75%, 02/01/2028	9,957,000	10,290,311
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	4,147,000	4,193,678

		23,671,516

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,266,319,441)		2,259,409,495

	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $5,108,790)	5,108,790	5,108,790

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $2,271,428,231)		2,264,518,285

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.95%
Invesco Private Government Fund, 0.12%(c)(d)(e)	20,191,132	20,191,132
Invesco Private Prime Fund, 0.08%(c)(d)(e)	47,107,929	47,112,641

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,311,867)		67,303,773

TOTAL INVESTMENTS IN SECURITIES-102.25% (Cost $2,338,740,098)		2,331,822,058
OTHER ASSETS LESS LIABILITIES-(2.25)%		(51,276,490)

NET ASSETS-100.00%		$2,280,545,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,935,360	$210,117,622	$(206,944,192)	$-	$-	$5,108,790	$2,668

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,982,947	40,323,402	(40,115,217)	-	-	20,191,132	2,654	*

Invesco Private Prime Fund	46,626,878	66,869,142	(66,369,480)	(8,094)	(5,805)	47,112,641	23,807	*

Total	$68,545,185	$317,310,166	$(313,428,889)	$(8,094)	$(5,805)	$72,412,563	$29,129

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	29.99

Health Care	12.72

Consumer Discretionary	10.45

Information Technology	9.92

Energy	9.58

Industrials	8.90

Consumer Staples	6.35

Utilities	5.56

Sector Types Each Less Than 3%	5.60

Money Market Funds Plus Other Assets Less Liabilities	0.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.73%

Aerospace & Defense-1.84%
Boeing Co. (The)
1.95%, 02/01/2024(b)	$6,701,000	$6,681,904
1.43%, 02/04/2024	20,108,000	19,802,806
General Dynamics Corp., 2.38%, 11/15/2024	3,351,000	3,406,722
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	7,705,000	8,093,948

		37,985,380

Air Freight & Logistics-0.17%
United Parcel Service, Inc., 2.80%, 11/15/2024(b)	3,351,000	3,409,835

Airlines-0.29%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	6,036,000	5,966,526

Auto Components-0.25%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	5,028,000	5,178,249

Automobiles-4.16%
American Honda Finance Corp.
2.90%, 02/16/2024(b)	3,338,000	3,404,745
2.40%, 06/27/2024	3,352,000	3,386,444
0.55%, 07/12/2024(b)	6,031,000	5,872,367
0.75%, 08/09/2024	6,672,000	6,484,540
2.15%, 09/10/2024	5,003,000	5,027,400
General Motors Financial Co., Inc.
1.05%, 03/08/2024	5,698,000	5,559,390
3.95%, 04/13/2024	8,377,000	8,622,453
1.20%, 10/15/2024(b)	5,698,000	5,554,408
3.50%, 11/07/2024	5,027,000	5,156,393
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	8,336,000	8,138,148
2.36%, 07/02/2024	3,356,000	3,384,920
Toyota Motor Credit Corp.
0.45%, 01/11/2024(b)	6,671,000	6,519,826
2.90%, 04/17/2024	3,332,000	3,404,821
0.50%, 06/18/2024(b)	5,676,000	5,502,567
0.63%, 09/13/2024(b)	6,700,000	6,480,649
2.00%, 10/07/2024	3,339,000	3,347,052

		85,846,123

Banks-15.07%
Bank of America Corp.
4.13%, 01/22/2024	16,754,000	17,438,791
4.00%, 04/01/2024(b)	15,444,000	16,043,729
4.20%, 08/26/2024	20,110,000	20,970,606
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	3,930,000	4,064,010
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	8,360,000	8,674,736
BNP Paribas S.A. (France), 4.25%, 10/15/2024(b)	6,700,000	6,999,919
BPCE S.A. (France), 4.00%, 04/15/2024	10,070,000	10,443,455
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024(b)	4,356,000	4,217,115

	Principal
	Amount	Value
Banks-(continued)
Citigroup, Inc.
3.75%, 06/16/2024	$4,173,000	$4,325,538
4.00%, 08/05/2024	5,027,000	5,191,652
Cooperatieve Rabobank U.A. (Netherlands), 0.38%, 01/12/2024(b)	5,000,000	4,877,876
Fifth Third Bancorp, 4.30%, 01/16/2024(b)	5,025,000	5,225,668
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	13,410,000	13,911,896
HSBC USA, Inc., 3.50%, 06/23/2024	5,050,000	5,206,564
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	4,244,000	4,461,402
JPMorgan Chase & Co.
3.88%, 02/01/2024	10,057,000	10,433,569
3.63%, 05/13/2024(b)	13,347,000	13,802,558
3.88%, 09/10/2024	20,006,000	20,793,906
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	6,610,000	6,907,924
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	6,711,000	6,808,726
National Bank of Canada (Canada), 0.75%, 08/06/2024(b)	3,350,000	3,243,775
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	8,274,000	8,712,917
PNC Bank N.A.
2.50%, 08/27/2024	4,000,000	4,045,726
3.30%, 10/30/2024	3,305,000	3,419,652
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	5,029,000	5,238,082
2.20%, 11/01/2024	4,336,000	4,359,854
Royal Bank of Canada (Canada), 0.65%, 07/29/2024	5,698,000	5,500,103
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024(b)	6,704,000	6,959,316
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	3,402,000	3,532,319
3.40%, 07/11/2024(b)	3,233,000	3,329,382
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024(b)	3,440,000	3,357,511
2.70%, 07/16/2024	13,410,000	13,556,806
2.45%, 09/27/2024	6,800,000	6,831,490
Truist Bank, 2.15%, 12/06/2024	8,480,000	8,508,296
Truist Financial Corp., 2.85%, 10/26/2024	6,669,000	6,799,793
U.S. Bancorp, 3.60%, 09/11/2024	6,704,000	6,960,885
US Bancorp, 3.70%, 01/30/2024(b)	5,000,000	5,179,860
Wells Fargo & Co.
4.48%, 01/16/2024	4,844,000	5,070,676
3.30%, 09/09/2024	15,080,000	15,481,330

		310,887,413

Beverages-1.31%
Coca-Cola Co. (The), 1.75%, 09/06/2024	6,706,000	6,724,840
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	4,100,000	4,114,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	$7,672,000	$7,490,808
PepsiCo, Inc., 3.60%, 03/01/2024	8,373,000	8,665,824

		26,995,520

Biotechnology-2.29%
AbbVie, Inc., 2.60%, 11/21/2024	25,064,000	25,340,373
Amgen, Inc., 3.63%, 05/22/2024	9,382,000	9,700,087
Gilead Sciences, Inc., 3.70%, 04/01/2024	11,727,000	12,112,780

		47,153,240

Capital Markets-9.21%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	3,797,000	3,959,270
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	4,024,000	3,913,978
3.40%, 05/15/2024(b)	3,356,000	3,466,031
3.25%, 09/11/2024	3,353,000	3,457,719
2.10%, 10/24/2024(b)	6,699,000	6,728,757
Series 12, 3.65%, 02/04/2024	5,010,000	5,173,707
Series J, 0.85%, 10/25/2024(b)	4,706,000	4,586,639
BlackRock, Inc., 3.50%, 03/18/2024	6,703,000	6,950,356
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024	5,205,000	5,389,540
Charles Schwab Corp. (The), 0.75%, 03/18/2024	10,032,000	9,826,309
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	6,600,000	6,390,910
3.63%, 09/09/2024	20,010,000	20,675,590
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	5,100,000	5,238,514
3.70%, 05/30/2024(b)	5,220,000	5,359,577
FS KKR Capital Corp., 1.65%, 10/12/2024	3,352,000	3,218,324
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	20,013,000	20,749,072
3.85%, 07/08/2024	15,001,000	15,531,180
Moody’s Corp., 4.88%, 02/15/2024(b)	3,403,000	3,572,448
Morgan Stanley
3.70%, 10/23/2024(b)	20,107,000	20,817,517
Series F, 3.88%, 04/29/2024	20,108,000	20,797,468
Nasdaq, Inc., 4.25%, 06/01/2024(b)	3,501,000	3,652,159
State Street Corp., 3.30%, 12/16/2024	6,702,000	6,941,750
Stifel Financial Corp., 4.25%, 07/18/2024	3,317,000	3,459,137

		189,855,952

Chemicals-0.44%
LyondellBasell Industries N.V., 5.75%, 04/15/2024	5,280,000	5,631,430
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	3,347,000	3,423,139

		9,054,569

Communications Equipment-0.55%
Cisco Systems, Inc., 3.63%, 03/04/2024	6,796,000	7,018,227
Motorola Solutions, Inc., 4.00%, 09/01/2024	4,104,000	4,250,855

		11,269,082

	Principal Amount	Value
Construction & Engineering-0.16%
Quanta Services, Inc., 0.95%, 10/01/2024	$3,402,000	$3,290,512

Consumer Finance-2.07%
Ally Financial, Inc., 5.13%, 09/30/2024	4,692,000	4,980,017
American Express Co.
3.00%, 10/30/2024	11,060,000	11,317,529
3.63%, 12/05/2024(b)	4,021,000	4,176,065
Capital One Financial Corp., 3.75%, 04/24/2024(b)	5,025,000	5,183,601
Discover Bank, 2.45%, 09/12/2024	4,940,000	4,949,829
Discover Financial Services, 3.95%, 11/06/2024	3,356,000	3,487,611
Synchrony Financial, 4.25%, 08/15/2024	8,379,000	8,695,876

		42,790,528

Containers & Packaging-0.25%
Berry Global, Inc., 0.95%, 02/15/2024	5,331,000	5,190,810

Diversified Financial Services-2.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.15%, 02/15/2024	6,100,000	6,154,635
1.65%, 10/29/2024	21,710,000	21,103,356
Series 3NC1, 1.75%, 10/29/2024	6,800,000	6,617,326
MidAmerican Energy Co., 3.50%, 10/15/2024	3,355,000	3,483,709
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	3,339,000	3,246,263
ORIX Corp. (Japan), 3.25%, 12/04/2024(b)	4,703,000	4,826,720

		45,432,009

Diversified Telecommunication Services-2.24%
AT&T, Inc.
3.90%, 03/11/2024	3,560,000	3,687,470
0.90%, 03/25/2024	15,078,000	14,836,997
4.45%, 04/01/2024	8,100,000	8,466,062
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024(b)	4,024,000	3,922,783
Verizon Communications, Inc.
0.75%, 03/22/2024	6,700,000	6,565,800
3.50%, 11/01/2024	8,459,000	8,762,101

		46,241,213

Electric Utilities-2.05%
Avangrid, Inc., 3.15%, 12/01/2024	4,004,000	4,085,427
Duke Energy Corp., 3.75%, 04/15/2024	6,707,000	6,927,038
Edison International, 3.55%, 11/15/2024	3,347,000	3,417,222
Entergy Louisiana LLC, 0.95%, 10/01/2024(b)	6,670,000	6,483,856
Evergy, Inc., 2.45%, 09/15/2024	5,335,000	5,338,517
Florida Power & Light Co., 3.25%, 06/01/2024(b)	3,350,000	3,452,487
Interstate Power and Light Co., 3.25%, 12/01/2024	3,336,000	3,413,455
Southern California Edison Co., 1.10%, 04/01/2024	4,667,000	4,570,852
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024(b)	4,826,000	4,686,192

		42,375,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.58%
Arrow Electronics, Inc., 3.25%, 09/08/2024	$3,396,000	$3,461,852
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	3,997,000	4,185,978
Keysight Technologies, Inc., 4.55%, 10/30/2024	4,099,000	4,320,682

		11,968,512

Energy Equipment & Services-0.21%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	4,005,000	4,232,625

Entertainment-0.49%
Walt Disney Co. (The), 1.75%, 08/30/2024(b)	10,050,000	10,019,661

Equity REITs-2.36%
American Tower Corp.
0.60%, 01/15/2024(b)	3,391,000	3,305,034
5.00%, 02/15/2024(b)	6,705,000	7,063,191
Boston Properties L.P., 3.80%, 02/01/2024	4,703,000	4,838,796
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	3,398,000	3,503,296
Crown Castle International Corp., 3.20%, 09/01/2024	5,022,000	5,122,530
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/2024	4,098,000	4,150,004
Simon Property Group L.P.
3.75%, 02/01/2024	4,097,000	4,226,564
2.00%, 09/13/2024	6,666,000	6,654,917
3.38%, 10/01/2024	6,096,000	6,280,611
W.P. Carey, Inc., 4.60%, 04/01/2024(b)	3,405,000	3,556,670

		48,701,613

Food & Staples Retailing-1.60%
Costco Wholesale Corp., 2.75%, 05/18/2024	6,704,000	6,850,609
Kroger Co. (The), 4.00%, 02/01/2024	3,341,000	3,466,853
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	7,750,000	8,051,525
Walmart, Inc.
3.30%, 04/22/2024(b)	10,051,000	10,389,048
2.65%, 12/15/2024(b)	4,204,000	4,310,515

		33,068,550

Food Products-1.34%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024(b)	4,004,000	4,164,578
General Mills, Inc., 3.65%, 02/15/2024	3,349,000	3,454,853
Hormel Foods Corp., 0.65%, 06/03/2024	6,360,000	6,191,948
McCormick & Co., Inc., 3.15%, 08/15/2024	4,908,000	5,030,301
Tyson Foods, Inc., 3.95%, 08/15/2024	8,378,000	8,708,614

		27,550,294

Gas Utilities-0.59%
Eastern Energy Gas Holdings LLC,
Series A, 2.50%, 11/15/2024	4,004,000	4,013,611

	Principal Amount	Value
Gas Utilities-(continued)
ONE Gas, Inc., 1.10%, 03/11/2024	$4,703,000	$4,604,455
Southern California Gas Co., 3.15%, 09/15/2024	3,399,000	3,485,116

		12,103,182

Health Care Equipment & Supplies-1.32%
Becton, Dickinson and Co.
3.36%, 06/06/2024	6,683,000	6,856,084
3.73%, 12/15/2024	5,837,000	6,044,610
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	4,690,000	4,699,875
Stryker Corp., 3.38%, 05/15/2024	4,009,000	4,112,569
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024(b)	5,695,000	5,573,465

		27,286,603

Health Care Providers & Services-4.98%
Aetna, Inc., 3.50%, 11/15/2024	5,031,000	5,181,239
AmerisourceBergen Corp., 3.40%, 05/15/2024(b)	3,351,000	3,438,008
Anthem, Inc.
3.50%, 08/15/2024	5,357,000	5,516,225
3.35%, 12/01/2024	5,692,000	5,863,009
Cardinal Health, Inc., 3.08%, 06/15/2024	5,028,000	5,114,498
Centene Corp., 4.63%, 12/15/2029	23,461,000	24,203,658
Cigna Corp.
0.61%, 03/15/2024	3,684,000	3,597,193
3.50%, 06/15/2024	4,784,000	4,911,269
CommonSpirit Health, 2.76%, 10/01/2024	5,138,000	5,189,827
CVS Health Corp., 3.38%, 08/12/2024	4,361,000	4,487,239
HCA, Inc., 5.00%, 03/15/2024	13,404,000	14,102,732
Humana, Inc., 3.85%, 10/01/2024	3,998,000	4,150,441
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	4,024,000	4,112,776
McKesson Corp., 3.80%, 03/15/2024(b)	6,124,000	6,307,817
UnitedHealth Group, Inc., 0.55%, 05/15/2024(b)	6,700,000	6,534,504

		102,710,435

Hotels, Restaurants & Leisure-0.34%
Expedia Group, Inc., 4.50%, 08/15/2024	3,400,000	3,555,774
McDonald’s Corp., 3.25%, 06/10/2024(b)	3,332,000	3,431,791

		6,987,565

Household Durables-0.38%
D.R. Horton, Inc., 2.50%, 10/15/2024	3,350,000	3,368,240
Lennar Corp., 4.50%, 04/30/2024(b)	4,353,000	4,533,559

		7,901,799

Household Products-0.34%
Clorox Co. (The), 3.50%, 12/15/2024	3,348,000	3,472,331
Colgate-Palmolive Co., 3.25%, 03/15/2024(b)	3,335,000	3,448,763

		6,921,094

Industrial Conglomerates-0.16%
Roper Technologies, Inc., 2.35%, 09/15/2024	3,337,000	3,359,751

Insurance-2.13%
Aflac, Inc., 3.63%, 11/15/2024(b)	4,999,000	5,207,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Insurance-(continued)
American International Group, Inc., 4.13%, 02/15/2024	$6,701,000	$6,987,228
Aon PLC, 3.50%, 06/14/2024	4,024,000	4,134,095
Brown & Brown, Inc., 4.20%, 09/15/2024	3,335,000	3,469,231
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	4,697,000	4,847,189
CNA Financial Corp., 3.95%, 05/15/2024	3,705,000	3,826,699
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	4,018,000	4,142,435
MetLife, Inc., 3.60%, 04/10/2024	6,700,000	6,939,848
Willis North America, Inc., 3.60%, 05/15/2024	4,339,000	4,456,016

		44,010,077

Interactive Media & Services-0.29%
Alphabet, Inc., 3.38%, 02/25/2024(b)	5,721,000	5,962,815

Internet & Direct Marketing Retail-2.33%
Amazon.com, Inc.
0.45%, 05/12/2024	16,756,000	16,372,272
2.80%, 08/22/2024	13,407,000	13,729,281
3.80%, 12/05/2024	8,382,000	8,783,733
eBay, Inc., 3.45%, 08/01/2024(b)	5,022,000	5,162,838
QVC, Inc., 4.85%, 04/01/2024	4,019,000	4,064,093

		48,112,217

IT Services-2.49%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	5,004,000	4,860,017
Fiserv, Inc., 2.75%, 07/01/2024	13,496,000	13,651,782
Global Payments, Inc., 1.50%, 11/15/2024	3,402,000	3,326,844
International Business Machines Corp., 3.63%, 02/12/2024(b)	13,407,000	13,910,717
Mastercard, Inc., 3.38%, 04/01/2024	6,804,000	7,037,355
PayPal Holdings, Inc., 2.40%, 10/01/2024(b)	8,398,000	8,477,687

		51,264,402

Leisure Products-0.16%
Hasbro, Inc., 3.00%, 11/19/2024(b)	3,332,000	3,394,341

Life Sciences Tools & Services-1.04%
PerkinElmer, Inc., 0.85%, 09/15/2024	5,336,000	5,155,861
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	16,755,000	16,400,225

		21,556,086

Machinery-3.97%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024(b)	8,004,000	7,912,350
0.45%, 05/17/2024	7,332,000	7,126,611
0.60%, 09/13/2024(b)	5,006,000	4,846,069
2.15%, 11/08/2024(b)	6,706,000	6,750,163
3.25%, 12/01/2024	4,186,000	4,339,232
Caterpillar, Inc., 3.40%, 05/15/2024	6,700,000	6,919,221
CNH Industrial Capital LLC, 4.20%, 01/15/2024	3,339,000	3,454,014
Illinois Tool Works, Inc., 3.50%, 03/01/2024(b)	4,911,000	5,061,196

	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
0.90%, 01/10/2024(b)	$3,330,000	$3,287,696
0.45%, 01/17/2024(b)	5,366,000	5,251,439
0.45%, 06/07/2024(b)	4,024,000	3,907,483
3.35%, 06/12/2024	3,347,000	3,448,868
2.65%, 06/24/2024	4,021,000	4,090,945
0.63%, 09/10/2024(b)	3,352,000	3,259,448
Parker-Hannifin Corp., 3.30%, 11/21/2024	3,352,000	3,432,621
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	3,354,000	3,469,495
Wabtec Corp., 4.40%, 03/15/2024	5,213,000	5,407,020

		81,963,871

Media-1.24%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	7,373,000	7,680,614
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	5,026,000	5,205,165
Paramount Global
3.88%, 04/01/2024	3,199,000	3,331,535
3.70%, 08/15/2024	4,004,000	4,164,608
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	5,000,000	5,186,795

		25,568,717

Metals & Mining-0.25%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024(b)	4,895,000	5,116,132

Multiline Retail-0.34%
Target Corp., 3.50%, 07/01/2024	6,680,000	6,959,571

Multi-Utilities-0.38%
Black Hills Corp., 1.04%, 08/23/2024(b)	4,001,000	3,891,965
WEC Energy Group, Inc., 0.80%, 03/15/2024	4,004,000	3,904,739

		7,796,704

Oil, Gas & Consumable Fuels-9.91%
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024(b)	8,382,000	8,700,279
3.54%, 11/04/2024(b)	5,022,000	5,215,875
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	3,355,000	3,435,479
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	8,339,000	9,028,307
Chevron Corp., 2.90%, 03/03/2024(b)	6,669,000	6,814,311
Chevron USA, Inc., 3.90%, 11/15/2024	4,165,000	4,385,375
ConocoPhillips, 3.35%, 11/15/2024(b)	2,838,000	2,927,370
Continental Resources, Inc., 3.80%, 06/01/2024(b)	6,108,000	6,237,734
Diamondback Energy, Inc., 2.88%, 12/01/2024(b)	6,664,000	6,754,048
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	3,348,000	3,424,600
Energy Transfer L.P.
4.25%, 04/01/2024	3,355,000	3,457,272
3.90%, 05/15/2024	4,014,000	4,123,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC, 3.90%, 02/15/2024	$5,693,000	$5,897,436
Equinor ASA (Norway), 3.70%, 03/01/2024	6,704,000	6,942,927
Exxon Mobil Corp.
3.18%, 03/15/2024(b)	6,702,000	6,895,255
2.02%, 08/16/2024	6,706,000	6,732,710
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	4,319,000	4,463,436
4.30%, 05/01/2024(b)	4,021,000	4,179,157
4.25%, 09/01/2024	4,360,000	4,538,162
Marathon Petroleum Corp., 3.63%, 09/15/2024	5,024,000	5,161,849
MPLX L.P., 4.88%, 12/01/2024	7,698,000	8,169,937
Ovintiv Exploration, Inc., 5.63%, 07/01/2024(b)	6,704,000	7,178,409
Phillips 66, 0.90%, 02/15/2024	5,365,000	5,276,893
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	5,022,000	5,154,217
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	13,440,000	14,315,968
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	8,374,000	8,407,548
Spectra Energy Partners L.P., 4.75%, 03/15/2024	6,673,000	6,982,752
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	6,664,000	6,908,883
3.75%, 04/10/2024	8,512,000	8,845,359
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024	8,376,000	8,124,732
Williams Cos., Inc. (The)
4.30%, 03/04/2024	6,707,000	6,962,722
4.55%, 06/24/2024	8,331,000	8,734,603

		204,377,065

Paper & Forest Products-0.18%
Georgia-Pacific LLC, 8.00%, 01/15/2024	3,347,000	3,721,791

Personal Products-0.84%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	3,352,000	3,370,012
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024(b)	3,400,000	3,488,587
2.60%, 05/05/2024	6,703,000	6,792,343
0.63%, 08/12/2024	3,700,000	3,582,200

		17,233,142

Pharmaceuticals-1.97%
Astrazeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	10,722,000	10,462,799
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	14,409,000	14,916,681
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(b)	4,600,000	4,596,414
Pfizer, Inc., 3.40%, 05/15/2024	6,702,000	6,948,104
Wyeth LLC, 6.45%, 02/01/2024	3,350,000	3,641,641

		40,565,639

Professional Services-0.25%
Equifax, Inc., 2.60%, 12/01/2024	5,096,000	5,143,341

	Principal Amount	Value
Road & Rail-1.07%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	$3,405,000	$3,525,429
3.40%, 09/01/2024(b)	4,692,000	4,836,890
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	10,052,000	9,822,900
CSX Corp., 3.40%, 08/01/2024	3,703,000	3,821,407

		22,006,626

Semiconductors & Semiconductor Equipment-2.88%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	6,613,000	6,788,840
Intel Corp., 2.88%, 05/11/2024	8,604,000	8,815,815
KLA Corp., 4.65%, 11/01/2024	8,505,000	8,989,181
Microchip Technology, Inc., 0.97%, 02/15/2024(b)	9,404,000	9,175,055
NVIDIA Corp., 0.58%, 06/14/2024(b)	8,401,000	8,186,369
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,803,000	5,877,801
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	6,130,000	6,270,713
Xilinx, Inc., 2.95%, 06/01/2024	5,098,000	5,194,353

		59,298,127

Software-2.78%
Microsoft Corp., 2.88%, 02/06/2024	15,077,000	15,457,829
Oracle Corp.
3.40%, 07/08/2024	13,407,000	13,733,712
2.95%, 11/15/2024(b)	13,408,000	13,608,603
salesforce.com, inc., 0.63%, 07/15/2024(b)	6,700,000	6,523,308
VMware, Inc., 1.00%, 08/15/2024	8,336,000	8,106,868

		57,430,320

Specialty Retail-0.73%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(b)	7,106,000	7,383,268
Home Depot, Inc. (The), 3.75%, 02/15/2024	7,375,000	7,601,463

		14,984,731

Technology Hardware, Storage & Peripherals-2.57%
Apple, Inc.
3.00%, 02/09/2024	11,805,000	12,103,008
3.45%, 05/06/2024	16,704,000	17,314,782
2.85%, 05/11/2024(b)	11,730,000	12,002,175
1.80%, 09/11/2024	5,023,000	5,026,888
Hewlett Packard Enterprise Co., 1.45%, 04/01/2024	6,701,000	6,607,030

		53,053,883

Tobacco-0.84%
Altria Group, Inc., 4.00%, 01/31/2024	5,204,000	5,397,276
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	6,702,000	6,752,950
Philip Morris International, Inc., 3.25%, 11/10/2024(b)	5,030,000	5,197,458

		17,347,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-0.59%
Air Lease Corp.
0.70%, 02/15/2024	$5,013,000	$4,863,098
0.80%, 08/18/2024(b)	4,024,000	3,873,533
4.25%, 09/15/2024	3,330,000	3,455,984

		12,192,615

Wireless Telecommunication Services-0.26%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024(b)	5,210,000	5,396,047

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,051,122,106)		2,036,189,635

	Shares
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $9,758,059)	9,758,059	9,758,059

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $2,060,880,165)		2,045,947,694

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.27%
Invesco Private Government Fund, 0.12%(c)(d)(e)	20,225,436	$20,225,436
Invesco Private Prime Fund, 0.08%(c)(d)(e)	47,187,965	47,192,684

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,423,484)		67,418,120

TOTAL INVESTMENTS IN SECURITIES-102.47% (Cost $2,128,303,649)		2,113,365,814
OTHER ASSETS LESS LIABILITIES-(2.47)%		(50,961,243)

NET ASSETS-100.00%		$2,062,404,571

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,928,004	$100,556,684	$(97,726,629)	$ -	$ -	$9,758,059	$1,269

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,082,627	45,608,025	(45,465,216)	-	-	20,225,436	2,648	*

Invesco Private Prime Fund	47,151,947	66,707,117	(66,652,743)	(5,365)	(8,272)	47,192,684	23,828	*

Total	$74,162,578	$212,871,826	$(209,844,588)	$(5,365)	$(8,272)	$77,176,179	$27,745

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued) February 28, 2022 (Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	30.68

Information Technology	11.85

Health Care	11.60

Energy	10.12

Consumer Discretionary	8.69

Industrials	8.50

Consumer Staples	6.27

Communication Services	4.52

Utilities	3.02

Sector Types Each Less Than 3%	3.48

Money Market Funds Plus Other Assets Less Liabilities	1.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.53%
Aerospace & Defense-2.89%
Boeing Co. (The), 4.88%, 05/01/2025	$10,556,000	$11,235,280
General Dynamics Corp.
3.25%, 04/01/2025(b)	2,256,000	2,330,793
3.50%, 05/15/2025	2,250,000	2,330,697
Howmet Aerospace, Inc., 6.88%, 05/01/2025	1,878,000	2,070,678
L3Harris Technologies, Inc., 3.83%, 04/27/2025	1,799,000	1,876,694
Lockheed Martin Corp., 2.90%, 03/01/2025	2,260,000	2,315,538
Northrop Grumman Corp., 2.93%, 01/15/2025(b)	4,569,000	4,663,337
Precision Castparts Corp., 3.25%, 06/15/2025	2,558,000	2,653,329
Raytheon Technologies Corp., 3.95%, 08/16/2025	4,517,000	4,766,131

		34,242,477

Air Freight & Logistics-0.29%
United Parcel Service, Inc., 3.90%, 04/01/2025	3,246,000	3,419,406

Airlines-0.43%
Southwest Airlines Co., 5.25%, 05/04/2025	4,737,000	5,113,352

Auto Components-0.31%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	1,459,000	1,500,207
Magna International, Inc. (Canada), 4.15%, 10/01/2025	2,053,000	2,178,938

		3,679,145

Automobiles-3.95%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	2,100,000	2,062,645
1.20%, 07/08/2025	2,252,000	2,184,604
1.00%, 09/10/2025(b)	2,258,000	2,166,678
General Motors Co.
4.00%, 04/01/2025(b)	1,551,000	1,611,381
6.13%, 10/01/2025	6,005,000	6,653,362
General Motors Financial Co., Inc.
4.00%, 01/15/2025	3,014,000	3,123,904
2.90%, 02/26/2025	3,702,000	3,727,397
4.35%, 04/09/2025	3,007,000	3,152,271
2.75%, 06/20/2025	3,753,000	3,756,533
4.30%, 07/13/2025	2,408,000	2,512,345
Toyota Motor Credit Corp.
1.45%, 01/13/2025(b)	3,500,000	3,448,432
1.80%, 02/13/2025	4,124,000	4,099,400
3.00%, 04/01/2025	3,760,000	3,854,177
3.40%, 04/14/2025	1,502,000	1,560,233
0.80%, 10/16/2025	2,998,000	2,885,103

		46,798,465

Banks-14.13%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	4,600,000	4,610,996

	Principal
	Amount	Value
Banks-(continued)
Bank of America Corp.
4.00%, 01/22/2025	$7,652,000	$7,957,990
3.88%, 08/01/2025	5,379,000	5,637,086
Series L, 3.95%, 04/21/2025	7,529,000	7,856,331
Citigroup, Inc.
3.88%, 03/26/2025	3,008,000	3,114,644
3.30%, 04/27/2025	4,563,000	4,678,069
4.40%, 06/10/2025	7,527,000	7,908,722
5.50%, 09/13/2025	4,257,000	4,647,403
Citizens Bank N.A., 2.25%, 04/28/2025	2,350,000	2,345,247
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025(b)	3,010,000	2,964,534
4.38%, 08/04/2025	4,550,000	4,775,491
Fifth Third Bancorp, 2.38%, 01/28/2025	2,334,000	2,341,448
Fifth Third Bank N.A., 3.95%, 07/28/2025	2,200,000	2,334,923
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	4,410,000	4,589,161
Huntington Bancshares, Inc., 4.00%, 05/15/2025	1,483,000	1,553,086
JPMorgan Chase & Co.
3.13%, 01/23/2025	7,529,000	7,701,725
3.90%, 07/15/2025	7,594,000	7,955,022
KeyBank N.A., 3.30%, 06/01/2025	2,250,000	2,328,027
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	4,000,000	4,209,136
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	7,800,000	7,745,584
3.78%, 03/02/2025(b)	2,226,000	2,318,162
1.41%, 07/17/2025	5,300,000	5,121,145
PNC Bank N.A., 3.25%, 06/01/2025	3,265,000	3,381,396
Regions Financial Corp., 2.25%, 05/18/2025(b)	2,256,000	2,257,688
Santander Holdings USA, Inc.
3.45%, 06/02/2025	2,998,000	3,051,435
4.50%, 07/17/2025	3,315,000	3,484,578
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	1,350,000	1,403,021
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	3,800,000	3,792,390
1.47%, 07/08/2025	6,900,000	6,659,602
Truist Bank
1.50%, 03/10/2025	3,850,000	3,789,170
3.63%, 09/16/2025	3,800,000	3,961,694
Truist Financial Corp.
4.00%, 05/01/2025(b)	2,553,000	2,681,983
3.70%, 06/05/2025	2,997,000	3,128,039
1.20%, 08/05/2025(b)	2,256,000	2,176,417
U.S. Bank N.A., 2.05%, 01/21/2025	2,900,000	2,906,641
US Bancorp, 1.45%, 05/12/2025	4,504,000	4,410,158
Wells Fargo & Co.
3.00%, 02/19/2025	7,586,000	7,744,043
3.55%, 09/29/2025	7,499,000	7,767,883

		167,290,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Beverages-1.14%
Diageo Capital PLC (United Kingdom), 1.38%, 09/29/2025(b)	$2,200,000	$2,130,635
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	1,499,000	1,548,361
PepsiCo, Inc.
2.25%, 03/19/2025	4,502,000	4,533,916
2.75%, 04/30/2025(b)	3,002,000	3,068,027
3.50%, 07/17/2025	2,106,000	2,186,693

		13,467,632

Biotechnology-2.52%
AbbVie, Inc., 3.60%, 05/14/2025	11,248,000	11,633,193
Amgen, Inc.
1.90%, 02/21/2025	1,499,000	1,496,184
3.13%, 05/01/2025(b)	3,148,000	3,228,480
Baxalta, Inc., 4.00%, 06/23/2025	2,415,000	2,534,688
Biogen, Inc., 4.05%, 09/15/2025	5,253,000	5,494,242
Gilead Sciences, Inc., 3.50%, 02/01/2025 .	5,253,000	5,443,620

		29,830,407

Building Products-0.13%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	1,504,000	1,576,660

Capital Markets-8.09%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	1,609,000	1,640,517
Ares Capital Corp.
4.25%, 03/01/2025	1,801,000	1,844,900
3.25%, 07/15/2025	3,791,000	3,759,222
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	3,768,000	3,715,182
Series G, 3.00%, 02/24/2025	2,247,000	2,309,456
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025(b)	1,509,000	1,574,697
Charles Schwab Corp. (The)
4.20%, 03/24/2025	1,775,000	1,886,179
3.85%, 05/21/2025	2,259,000	2,376,638
CME Group, Inc., 3.00%, 03/15/2025	2,252,000	2,313,361
Credit Suisse AG (Switzerland), 2.95%, 04/09/2025	4,400,000	4,462,012
Deutsche Bank AG (Germany), 4.50%, 04/01/2025(b)	4,600,000	4,735,246
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	7,504,000	7,723,347
3.50%, 04/01/2025	10,629,000	10,938,212
3.75%, 05/22/2025(b)	6,751,000	6,991,465
4.25%, 10/21/2025	6,025,000	6,335,956
Moody’s Corp., 3.75%, 03/24/2025	2,135,000	2,230,291
Morgan Stanley
4.00%, 07/23/2025	9,004,000	9,443,493
5.00%, 11/24/2025	6,028,000	6,502,187
Nomura Holdings, Inc. (Japan), 1.85%, 07/16/2025	4,800,000	4,675,873
Northern Trust Corp., 3.95%, 10/30/2025	2,255,000	2,384,871
Owl Rock Capital Corp., 3.75%, 07/22/2025	1,479,000	1,459,950

	Principal
	Amount	Value
Capital Markets-(continued)
S&P Global, Inc., 4.00%, 06/15/2025	$2,101,000	$2,215,930
State Street Corp., 3.55%, 08/18/2025	4,081,000	4,270,975

		95,789,960

Chemicals-0.55%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	1,649,000	1,616,796
Eastman Chemical Co., 3.80%, 03/15/2025	2,105,000	2,181,186
EI du Pont de Nemours and Co., 1.70%, 07/15/2025	1,500,000	1,471,655
LYB International Finance III LLC, 1.25%, 10/01/2025	1,325,000	1,267,628

		6,537,265

Commercial Services & Supplies-0.37%
Republic Services, Inc., 3.20%, 03/15/2025	1,507,000	1,541,730
Waste Management, Inc.
3.13%, 03/01/2025(b)	1,340,000	1,379,654
0.75%, 11/15/2025	1,500,000	1,420,616

		4,342,000

Communications Equipment-0.13%
Cisco Systems, Inc., 3.50%, 06/15/2025	1,504,000	1,577,578

Consumer Finance-1.80%
Ally Financial, Inc.
4.63%, 03/30/2025(b)	1,499,000	1,577,283
5.80%, 05/01/2025(b)	2,172,000	2,353,300
5.75%, 11/20/2025	2,244,000	2,392,592
Capital One Financial Corp.
3.20%, 02/05/2025	3,042,000	3,110,277
4.25%, 04/30/2025	2,293,000	2,415,309
4.20%, 10/29/2025(b)	4,550,000	4,779,114
Discover Financial Services, 3.75%, 03/04/2025	1,507,000	1,563,519
Synchrony Financial, 4.50%, 07/23/2025	3,011,000	3,164,742

		21,356,136

Containers & Packaging-0.16%
WRKCo, Inc., 3.75%, 03/15/2025	1,810,000	1,884,790

Distributors-0.13%
Genuine Parts Co., 1.75%, 02/01/2025	1,500,000	1,476,773

Diversified Consumer Services-0.12%
Yale University, Series 2020, 0.87%, 04/15/2025	1,508,000	1,462,310

Diversified Financial Services-0.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	2,352,000	2,389,493
6.50%, 07/15/2025	3,761,000	4,148,577
4.45%, 10/01/2025	1,953,000	2,031,172
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	1,505,000	1,529,263

		10,098,505

Diversified Telecommunication Services-1.45%
AT&T, Inc.
3.95%, 01/15/2025	1,640,000	1,719,862
3.40%, 05/15/2025	6,890,000	7,130,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
3.38%, 02/15/2025	$4,044,000	$4,183,002
0.85%, 11/20/2025	4,340,000	4,133,967

		17,166,927

Electric Utilities-2.55%
Avangrid, Inc., 3.20%, 04/15/2025	2,256,000	2,308,999
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	3,740,000	3,949,729
Constellation Energy Generation LLC, 3.25%, 06/01/2025	2,704,000	2,764,221
Duke Energy Corp., 0.90%, 09/15/2025	1,955,000	1,858,054
Duke Energy Progress LLC, 3.25%, 08/15/2025(b)	1,481,000	1,535,785
Entergy Corp., 0.90%, 09/15/2025	2,405,000	2,279,798
Exelon Corp., 3.95%, 06/15/2025	2,450,000	2,553,598
Florida Power & Light Co.
2.85%, 04/01/2025	3,258,000	3,329,489
3.13%, 12/01/2025(b)	2,147,000	2,213,957
Pacific Gas and Electric Co., 3.45%, 07/01/2025	2,624,000	2,652,701
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	1,380,000	1,326,219
Southern Power Co., 4.15%, 12/01/2025	1,373,000	1,460,455
Xcel Energy, Inc., 3.30%, 06/01/2025(b)	1,904,000	1,948,503

		30,181,508

Electrical Equipment-0.13%
Emerson Electric Co., 3.15%, 06/01/2025	1,498,000	1,547,554

Energy Equipment & Services-0.36%
Halliburton Co., 3.80%, 11/15/2025(b)	2,652,000	2,779,408
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	1,480,000	1,438,908

		4,218,316

Entertainment-0.88%
Netflix, Inc., 5.88%, 02/15/2025	2,406,000	2,616,405
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	2,254,000	2,320,787
Walt Disney Co. (The), 3.35%, 03/24/2025(b)	5,311,000	5,519,827

		10,457,019

Equity REITs-3.45%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025(b)	1,811,000	1,876,712
American Tower Corp.
2.40%, 03/15/2025	2,260,000	2,255,420
4.00%, 06/01/2025	2,281,000	2,378,011
1.30%, 09/15/2025(b)	1,448,000	1,387,783
AvalonBay Communities, Inc., 3.45%, 06/01/2025	1,584,000	1,638,346
Boston Properties L.P., 3.20%, 01/15/2025	2,551,000	2,610,725
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	2,098,000	2,180,619
Crown Castle International Corp., 1.35%, 07/15/2025	1,508,000	1,448,510
Equinix, Inc., 1.00%, 09/15/2025(b)	2,097,000	1,988,753
Essex Portfolio L.P., 3.50%, 04/01/2025	1,508,000	1,557,290

	Principal
	Amount	Value
Equity REITs-(continued)
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	$2,524,000	$2,662,492
Healthpeak Properties, Inc., 4.00%, 06/01/2025(b)	1,803,000	1,890,151
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	1,478,000	1,535,410
Kimco Realty Corp., 3.30%, 02/01/2025	1,482,000	1,520,456
Realty Income Corp.
3.88%, 04/15/2025	1,507,000	1,575,175
4.63%, 11/01/2025(b)	1,617,000	1,739,235
Simon Property Group L.P., 3.50%, 09/01/2025	3,303,000	3,414,894
SITE Centers Corp., 3.63%, 02/01/2025	1,369,000	1,405,247
Ventas Realty L.P., 3.50%, 02/01/2025	1,781,000	1,837,694
Welltower, Inc., 4.00%, 06/01/2025	3,763,000	3,943,037

		40,845,960

Food & Staples Retailing-0.54%
Sysco Corp., 3.75%, 10/01/2025	2,255,000	2,358,556
Walmart, Inc., 3.55%, 06/26/2025(b)	3,800,000	3,995,996

		6,354,552

Food Products-1.27%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	1,935,000	1,880,998
Campbell Soup Co., 3.95%, 03/15/2025	2,548,000	2,657,310
General Mills, Inc., 4.00%, 04/17/2025(b)	2,696,000	2,825,298
JM Smucker Co. (The), 3.50%, 03/15/2025	3,010,000	3,118,620
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	2,259,000	2,384,151
Mondelez International, Inc., 1.50%, 05/04/2025	2,255,000	2,198,374

		15,064,751

Health Care Equipment & Supplies-1.59%
Abbott Laboratories, 2.95%, 03/15/2025 .	2,956,000	3,031,964
Boston Scientific Corp.
3.85%, 05/15/2025	1,573,000	1,643,468
1.90%, 06/01/2025(b)	1,413,000	1,390,892
Medtronic, Inc., 3.50%, 03/15/2025(b)	5,672,000	5,916,857
Stryker Corp.
1.15%, 06/15/2025(b)	1,891,000	1,824,909
3.38%, 11/01/2025	2,262,000	2,338,011
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	2,639,000	2,716,840

		18,862,941

Health Care Providers & Services-4.65%
AmerisourceBergen Corp., 3.25%, 03/01/2025	1,480,000	1,519,789
Anthem, Inc., 2.38%, 01/15/2025(b)	3,766,000	3,786,565
Cardinal Health, Inc., 3.75%, 09/15/2025	1,482,000	1,541,048
Cigna Corp.
3.25%, 04/15/2025	2,088,000	2,134,291
4.13%, 11/15/2025	6,627,000	6,992,165
CVS Health Corp.
4.10%, 03/25/2025	2,858,000	2,996,450
3.88%, 07/20/2025	8,516,000	8,914,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Health Care Providers & Services-(continued)
HCA, Inc.
5.38%, 02/01/2025	$7,610,000	$8,067,589
5.25%, 04/15/2025	4,220,000	4,536,123
Humana, Inc., 4.50%, 04/01/2025	1,810,000	1,923,566
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	2,999,000	3,087,361
McKesson Corp., 0.90%, 12/03/2025	1,500,000	1,421,992
Quest Diagnostics, Inc., 3.50%, 03/30/2025	1,802,000	1,858,622
UnitedHealth Group, Inc., 3.75%, 07/15/2025	6,005,000	6,305,438

		55,085,467

Hotels, Restaurants & Leisure-1.31%
Booking Holdings, Inc., 3.65%, 03/15/2025	1,585,000	1,654,569
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,507,000	1,458,563
Marriott International, Inc., Series EE, 5.75%, 05/01/2025(b)	2,274,000	2,487,357
McDonald’s Corp.
3.38%, 05/26/2025(b)	2,107,000	2,185,825
3.30%, 07/01/2025	2,254,000	2,321,854
1.45%, 09/01/2025(b)	1,500,000	1,465,569
Starbucks Corp., 3.80%, 08/15/2025(b)	3,767,000	3,950,819

		15,524,556

Household Durables-0.26%
DR Horton, Inc., 2.60%, 10/15/2025	1,521,000	1,525,981
Lennar Corp., 4.75%, 05/30/2025	1,502,000	1,590,282

		3,116,263

Household Products-0.23%
Procter & Gamble Co. (The), 0.55%, 10/29/2025	2,848,000	2,713,709

Industrial Conglomerates-0.95%
3M Co.
2.00%, 02/14/2025(b)	2,220,000	2,215,687
2.65%, 04/15/2025	1,522,000	1,547,845
3.00%, 08/07/2025	1,651,000	1,690,658
Honeywell International, Inc., 1.35%, 06/01/2025(b)	3,920,000	3,838,161
Roper Technologies, Inc., 1.00%, 09/15/2025	2,105,000	2,004,973

		11,297,324

Insurance-1.79%
Allstate Corp. (The), 0.75%, 12/15/2025	1,800,000	1,697,037
American International Group, Inc.
2.50%, 06/30/2025	4,518,000	4,543,536
3.75%, 07/10/2025(b)	3,752,000	3,907,691
Aon PLC, 3.88%, 12/15/2025	2,221,000	2,322,702
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	2,410,000	2,483,516
CNO Financial Group, Inc., 5.25%, 05/30/2025	1,496,000	1,603,252
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	1,503,000	1,558,651

	Principal
	Amount	Value
Insurance-(continued)
MetLife, Inc.
3.00%, 03/01/2025(b)	$1,503,000	$1,547,911
3.60%, 11/13/2025(b)	1,505,000	1,577,387

		21,241,683

Interactive Media & Services-0.24%
Alphabet, Inc., 0.45%, 08/15/2025(b)	3,000,000	2,860,627

Internet & Direct Marketing Retail-0.89%
Amazon.com, Inc.
0.80%, 06/03/2025(b)	3,751,000	3,622,385
5.20%, 12/03/2025	2,587,000	2,856,713
eBay, Inc., 1.90%, 03/11/2025	2,402,000	2,376,841
QVC, Inc., 4.45%, 02/15/2025(b)	1,707,000	1,700,454

		10,556,393

IT Services-2.45%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	3,001,000	3,137,814
Fiserv, Inc., 3.85%, 06/01/2025	2,720,000	2,833,180
International Business Machines Corp., 7.00%, 10/30/2025	1,779,000	2,070,507
Mastercard, Inc., 2.00%, 03/03/2025	2,255,000	2,272,238
PayPal Holdings, Inc., 1.65%, 06/01/2025	3,001,000	2,944,279
VeriSign, Inc., 5.25%, 04/01/2025	1,481,000	1,586,462
Visa, Inc., 3.15%, 12/14/2025	12,156,000	12,602,562
Western Union Co. (The), 2.85%, 01/10/2025	1,570,000	1,590,177

		29,037,219

Life Sciences Tools & Services-0.13%
Danaher Corp., 3.35%, 09/15/2025	1,451,000	1,498,221

Machinery-1.71%
Caterpillar Financial Services Corp.
1.45%, 05/15/2025(b)	1,807,000	1,770,785
0.80%, 11/13/2025(b)	3,008,000	2,866,422
Cummins, Inc., 0.75%, 09/01/2025(b)	1,415,000	1,348,010
Deere & Co., 2.75%, 04/15/2025	2,102,000	2,144,658
John Deere Capital Corp.
2.05%, 01/09/2025	1,511,000	1,515,810
1.25%, 01/10/2025(b)	2,410,000	2,364,519
3.45%, 03/13/2025	2,710,000	2,828,636
Otis Worldwide Corp., 2.06%, 04/05/2025	3,934,000	3,908,887
Wabtec Corp., 3.20%, 06/15/2025	1,509,000	1,525,102

		20,272,829

Media-2.55%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	13,643,000	14,484,118
Comcast Corp.
3.38%, 02/15/2025(b)	3,028,000	3,135,903
3.38%, 08/15/2025	4,563,000	4,727,710
Fox Corp., 3.05%, 04/07/2025(b)	1,798,000	1,836,480
Paramount Global
3.50%, 01/15/2025(b)	1,861,000	1,920,804
4.75%, 05/15/2025(b)	3,867,000	4,128,725

		30,233,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Metals & Mining-0.50%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	$1,932,000	$1,954,517
4.63%, 08/01/2030(b)	2,363,000	2,443,047
Nucor Corp., 2.00%, 06/01/2025(b)	1,519,000	1,504,258

		5,901,822

Multiline Retail-0.80%
Dollar General Corp., 4.15%, 11/01/2025	1,483,000	1,566,468
Dollar Tree, Inc., 4.00%, 05/15/2025(b)	3,002,000	3,132,725
Target Corp., 2.25%, 04/15/2025	4,721,000	4,755,323

		9,454,516

Multi-Utilities-0.85%
Dominion Energy, Inc., 3.90%, 10/01/2025	2,220,000	2,318,530
DTE Energy Co., Series F, 1.05%, 06/01/2025	2,638,000	2,523,117
NiSource, Inc., 0.95%, 08/15/2025(b)	3,908,000	3,696,988
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	1,594,000	1,515,557

		10,054,192

Oil, Gas & Consumable Fuels-9.99%
BP Capital Markets America, Inc., 3.19%, 04/06/2025	2,249,000	2,308,387
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	2,907,000	3,017,953
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	1,803,000	1,858,872
2.05%, 07/15/2025	1,803,000	1,772,984
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025(b)	2,648,000	2,871,843
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025(b)	4,519,000	4,885,047
Chevron Corp.
1.55%, 05/11/2025	7,501,000	7,397,126
3.33%, 11/17/2025	2,223,000	2,309,559
Chevron USA, Inc., 0.69%, 08/12/2025	2,563,000	2,449,825
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	3,008,000	3,194,106
Devon Energy Corp.
5.85%, 12/15/2025(b)	1,461,000	1,630,650
4.50%, 01/15/2030	1,800,000	1,881,609
Diamondback Energy, Inc., 4.75%, 05/31/2025	1,504,000	1,602,679
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	1,482,000	1,646,260
Enbridge, Inc. (Canada), 2.50%, 01/15/2025(b)	1,510,000	1,514,334
Energy Transfer L.P., 4.05%, 03/15/2025.	3,007,000	3,116,465
Enterprise Products Operating LLC, 3.75%, 02/15/2025	3,488,000	3,631,008
EOG Resources, Inc., 3.15%, 04/01/2025	1,356,000	1,394,058
Equinor ASA (Norway), 2.88%, 04/06/2025	3,760,000	3,832,842
Exxon Mobil Corp.
2.71%, 03/06/2025	5,272,000	5,377,488
2.99%, 03/19/2025	8,238,000	8,468,156
Kinder Morgan, Inc., 4.30%, 06/01/2025	4,513,000	4,734,126

	Principal
	Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp., 4.70%, 05/01/2025(b)	$3,859,000	$4,103,450
MPLX L.P.
4.00%, 02/15/2025	1,496,000	1,558,982
4.88%, 06/01/2025	3,663,000	3,905,229
ONEOK Partners L.P., 4.90%, 03/15/2025	1,519,000	1,614,962
Phillips 66, 3.85%, 04/09/2025	1,955,000	2,034,436
Phillips 66 Partners L.P., 3.61%, 02/15/2025	1,503,000	1,552,401
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	2,996,000	3,176,572
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	6,070,000	6,557,230
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	8,481,000	8,809,053
Spectra Energy Partners L.P., 3.50%, 03/15/2025	1,520,000	1,561,493
Suncor Energy, Inc. (Canada), 3.10%, 05/15/2025	1,634,000	1,670,372
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	3,014,000	3,067,981
Valero Energy Corp., 2.85%, 04/15/2025	3,147,000	3,185,403
Williams Cos., Inc. (The)
3.90%, 01/15/2025	2,254,000	2,344,302
4.00%, 09/15/2025	2,175,000	2,268,614

		118,305,857

Personal Products-0.12%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	1,409,000	1,453,866

Pharmaceuticals-4.24%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	6,004,000	6,266,844
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	5,387,000	5,692,007
0.75%, 11/13/2025(b)	2,950,000	2,806,086
Eli Lilly and Co., 2.75%, 06/01/2025	1,843,000	1,876,348
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	3,092,000	3,230,567
Johnson & Johnson
2.63%, 01/15/2025	2,252,000	2,304,051
0.55%, 09/01/2025	2,844,000	2,712,911
Merck & Co., Inc., 2.75%, 02/10/2025(b)	7,496,000	7,676,566
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	2,949,000	2,939,006
3.00%, 11/20/2025(b)	5,095,000	5,257,054
Pfizer, Inc., 0.80%, 05/28/2025(b)	2,249,000	2,182,739
Royalty Pharma PLC, 1.20%, 09/02/2025.	2,930,000	2,786,206
Viatris, Inc., 1.65%, 06/22/2025	2,070,000	2,002,346
Zoetis, Inc., 4.50%, 11/13/2025	2,254,000	2,421,933

		50,154,664

Professional Services-0.24%
Verisk Analytics, Inc., 4.00%, 06/15/2025.	2,720,000	2,832,615

Road & Rail-0.78%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	1,655,000	1,693,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Road & Rail-(continued)
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	$2,424,000	$2,471,550
CSX Corp., 3.35%, 11/01/2025(b)	1,797,000	1,860,719
Union Pacific Corp.
3.75%, 07/15/2025	1,548,000	1,625,902
3.25%, 08/15/2025	1,505,000	1,554,251

		9,205,541

Semiconductors & Semiconductor Equipment-2.34%
Applied Materials, Inc., 3.90%, 10/01/2025	2,134,000	2,259,127
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	2,245,000	2,299,838
Broadcom, Inc., 4.70%, 04/15/2025	3,157,000	3,364,009
Intel Corp.
3.40%, 03/25/2025(b)	4,549,000	4,712,736
3.70%, 07/29/2025(b)	6,614,000	6,936,994
Lam Research Corp., 3.80%, 03/15/2025	1,504,000	1,577,325
QUALCOMM, Inc., 3.45%, 05/20/2025	4,144,000	4,310,539
Texas Instruments, Inc., 1.38%, 03/12/2025	2,260,000	2,225,400

		27,685,968

Software-3.63%
Adobe, Inc.
1.90%, 02/01/2025(b)	1,522,000	1,524,974
3.25%, 02/01/2025	3,028,000	3,129,640
Intuit, Inc., 0.95%, 07/15/2025(b)	1,450,000	1,389,663
Microsoft Corp.
2.70%, 02/12/2025(b)	6,753,000	6,958,399
3.13%, 11/03/2025(b)	9,112,000	9,502,771
Oracle Corp.
2.50%, 04/01/2025	10,626,000	10,624,338
2.95%, 05/15/2025	7,410,000	7,474,379
VMware, Inc., 4.50%, 05/15/2025(b)	2,261,000	2,396,489

		43,000,653

Specialty Retail-1.40%
AutoZone, Inc., 3.63%, 04/15/2025(b)	1,499,000	1,552,719
Dell International LLC/EMC Corp., 5.85%, 07/15/2025(b)	3,000,000	3,290,316
Home Depot, Inc. (The), 3.35%, 09/15/2025	2,901,000	3,017,009
Leidos, Inc., 3.63%, 05/15/2025	1,520,000	1,567,971
Lowe’s Cos., Inc.
4.00%, 04/15/2025	2,222,000	2,340,425
3.38%, 09/15/2025	2,375,000	2,478,195
Ross Stores, Inc., 4.60%, 04/15/2025	2,131,000	2,276,495

		16,523,130

Technology Hardware, Storage & Peripherals-3.01%
Apple, Inc.
2.75%, 01/13/2025	4,513,000	4,628,195
2.50%, 02/09/2025(b)	4,451,000	4,530,233
1.13%, 05/11/2025	6,748,000	6,594,640
3.20%, 05/13/2025	6,004,000	6,229,508
0.55%, 08/20/2025(b)	3,638,000	3,467,927

	Principal
	Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	$7,483,000	$8,038,074
NetApp, Inc., 1.88%, 06/22/2025	2,251,000	2,207,886

		35,696,463

Textiles, Apparel & Luxury Goods-0.44%
NIKE, Inc., 2.40%, 03/27/2025	2,966,000	3,008,171
VF Corp., 2.40%, 04/23/2025	2,247,000	2,251,566

		5,259,737

Thrifts & Mortgage Finance-0.14%
Radian Group, Inc., 6.63%, 03/15/2025(b)	1,579,000	1,673,716

Tobacco-1.23%
Altria Group, Inc., 2.35%, 05/06/2025(b)	2,252,000	2,247,873
Philip Morris International, Inc.
1.50%, 05/01/2025	2,220,000	2,169,527
3.38%, 08/11/2025	2,246,000	2,322,707
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	7,503,000	7,856,062

		14,596,169

Trading Companies & Distributors-0.72%
Air Lease Corp.
2.30%, 02/01/2025	2,247,000	2,229,985
3.25%, 03/01/2025	2,118,000	2,133,424
3.38%, 07/01/2025	2,559,000	2,591,977
WW Grainger, Inc., 1.85%, 02/15/2025	1,522,000	1,510,906

		8,466,292

Water Utilities-0.14%
American Water Capital Corp., 3.40%, 03/01/2025	1,556,000	1,609,143

Wireless Telecommunication Services-0.59%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	2,105,000	2,189,421
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025(b)	4,573,000	4,811,076

		7,000,497

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,186,673,886)		1,166,955,331

	Shares
Money Market Funds-0.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $7,631,262)	7,631,262	7,631,262

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $1,194,305,148)		1,174,586,593

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.66%
Invesco Private Government Fund, 0.12%(c)(d)(e)	20,110,031	20,110,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(c)(d)(e)	46,918,714	$46,923,407

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,038,775)		67,033,438

TOTAL INVESTMENTS IN SECURITIES-104.84% (Cost $1,261,343,923)		1,241,620,031
OTHER ASSETS LESS LIABILITIES-(4.84)%		(57,295,810)

NET ASSETS-100.00%		$1,184,324,221

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$960,043	$64,374,583	$(57,703,364)	$-	$-	$7,631,262	$1,107

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,985,236	43,846,052	(43,721,257)	-	-	20,110,031	2,633	*

Invesco Private Prime Fund	46,632,217	73,840,562	(73,535,410)	(5,337)	(8,625)	46,923,407	23,414	*

Total	$67,577,496	$182,061,197	$(174,960,031)	$(5,337)	$(8,625)	$74,664,700	$27,154

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued) February 28, 2022 (Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	26.80

Health Care	13.13

Information Technology	11.56

Energy	10.35

Consumer Discretionary	9.61

Industrials	8.64

Communication Services	5.71

Consumer Staples	4.53

Utilities	3.54

Real Estate	3.45

Materials	1.21

Money Market Funds Plus Other Assets Less Liabilities	1.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.86%
Aerospace & Defense-2.65%
Boeing Co. (The)
2.75%, 02/01/2026(b)	$3,004,000	$3,009,726
2.20%, 02/04/2026	11,792,000	11,475,787
General Dynamics Corp.
1.15%, 06/01/2026	1,075,000	1,032,457
2.13%, 08/15/2026	1,032,000	1,032,281
Lockheed Martin Corp., 3.55%, 01/15/2026	4,284,000	4,510,820
Raytheon Technologies Corp., 2.65%, 11/01/2026(b)	1,540,000	1,573,934

		22,635,005

Air Freight & Logistics-0.32%
FedEx Corp., 3.25%, 04/01/2026	1,604,000	1,675,661
United Parcel Service, Inc., 2.40%, 11/15/2026	1,076,000	1,086,754

		2,762,415

Airlines-0.29%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	2,211,000	2,468,294

Automobiles-2.15%
American Honda Finance Corp.
1.30%, 09/09/2026(b)	1,546,000	1,481,602
2.30%, 09/09/2026(b)	1,032,000	1,033,677
General Motors Financial Co., Inc.
1.25%, 01/08/2026	3,297,000	3,115,275
5.25%, 03/01/2026	2,683,000	2,924,089
1.50%, 06/10/2026(b)	2,679,000	2,543,183
4.00%, 10/06/2026	1,608,000	1,678,265
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	2,148,000	2,075,089
Toyota Motor Credit Corp.
0.80%, 01/09/2026(b)	1,503,000	1,429,808
1.13%, 06/18/2026(b)	2,148,000	2,058,555

		18,339,543

Banks-17.95%
Bank of America Corp.
4.45%, 03/03/2026	4,284,000	4,570,867
3.50%, 04/19/2026	5,363,000	5,562,893
4.25%, 10/22/2026	4,330,000	4,601,825
Bank of Nova Scotia (The) (Canada)
1.05%, 03/02/2026	2,037,000	1,929,880
1.35%, 06/24/2026(b)	1,551,000	1,479,527
1.30%, 09/15/2026(b)	1,927,000	1,842,782
Barclays PLC (United Kingdom), 5.20%, 05/12/2026(b)	4,430,000	4,758,241
BPCE S.A. (France), 3.38%, 12/02/2026	1,300,000	1,336,462
Citigroup, Inc.
3.70%, 01/12/2026	4,287,000	4,486,695
4.60%, 03/09/2026	3,292,000	3,516,440
3.40%, 05/01/2026(b)	4,284,000	4,419,111
3.20%, 10/21/2026	6,431,000	6,567,005
4.30%, 11/20/2026	2,145,000	2,284,915
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	3,100,000	3,201,027
Fifth Third Bank N.A., 3.85%, 03/15/2026	1,625,000	1,705,144

	Principal Amount	Value
Banks-(continued)
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	$6,435,000	$6,814,118
4.38%, 11/23/2026	3,300,000	3,474,022
JPMorgan Chase & Co.
3.30%, 04/01/2026	5,357,000	5,526,852
3.20%, 06/15/2026(b)	3,810,000	3,912,000
2.95%, 10/01/2026	6,429,000	6,546,306
7.63%, 10/15/2026	909,000	1,095,948
4.13%, 12/15/2026(b)	4,285,000	4,563,804
KeyBank N.A., 3.40%, 05/20/2026	1,300,000	1,342,983
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	3,300,000	3,485,546
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	5,100,000	5,351,359
2.76%, 09/13/2026(b)	2,100,000	2,113,049
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	2,060,000	2,073,247
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	3,300,000	3,543,112
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026(b)	1,505,000	1,442,700
Royal Bank of Canada (Canada), 1.15%, 07/14/2026	1,546,000	1,465,699
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	2,140,000	2,019,824
3.78%, 03/09/2026	3,212,000	3,363,190
2.63%, 07/14/2026	4,821,000	4,843,504
1.40%, 09/17/2026	4,325,000	4,092,823
3.01%, 10/19/2026	3,218,000	3,275,265
SVB Financial Group, 1.80%, 10/28/2026	1,395,000	1,348,319
Truist Bank
3.30%, 05/15/2026	1,600,000	1,656,247
3.80%, 10/30/2026	1,820,000	1,919,703
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	2,892,000	2,913,442
Series W, 3.10%, 04/27/2026	2,146,000	2,207,386
Wells Fargo & Co.
3.00%, 04/22/2026	7,506,000	7,632,237
4.10%, 06/03/2026	5,230,000	5,530,041
3.00%, 10/23/2026	7,503,000	7,622,676

		153,438,216

Beverages-1.09%
Constellation Brands, Inc., 3.70%, 12/06/2026(b)	1,283,000	1,331,106
Molson Coors Beverage Co., 3.00%, 07/15/2026(b)	4,286,000	4,365,035
PepsiCo, Inc.
2.85%, 02/24/2026	1,544,000	1,579,868
2.38%, 10/06/2026(b)	2,060,000	2,077,888

		9,353,897

Biotechnology-3.21%
AbbVie, Inc.
3.20%, 05/14/2026	4,286,000	4,401,964
2.95%, 11/21/2026(b)	8,557,000	8,704,500
Amgen, Inc., 2.60%, 08/19/2026	2,679,000	2,705,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc., 3.65%, 03/01/2026	$5,902,000	$6,162,520
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026(b)	5,348,000	5,497,433

		27,471,485

Building Products-0.12%
Johnson Controls International PLC, 3.90%, 02/14/2026	1,000,000	1,055,735

Capital Markets-7.91%
Ameriprise Financial, Inc., 2.88%, 09/15/2026(b)	1,077,000	1,104,338
Ares Capital Corp.
3.88%, 01/15/2026	2,462,000	2,498,980
2.15%, 07/15/2026(b)	2,148,000	2,029,134
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	1,505,000	1,431,683
2.80%, 05/04/2026	1,604,000	1,639,975
2.45%, 08/17/2026	1,606,000	1,623,990
1.05%, 10/15/2026(b)	1,072,000	1,017,992
Blackstone Secured Lending Fund
3.63%, 01/15/2026(b)	1,706,000	1,710,745
2.75%, 09/16/2026	1,496,000	1,437,751
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	1,029,000	1,101,192
Charles Schwab Corp. (The)
0.90%, 03/11/2026	2,683,000	2,545,908
1.15%, 05/13/2026(b)	2,148,000	2,064,696
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	3,860,000	3,637,164
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	1,650,000	1,594,595
FS KKR Capital Corp., 3.40%, 01/15/2026	2,146,000	2,110,378
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026(b)	1,070,000	1,050,525
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	3,748,000	3,904,952
3.50%, 11/16/2026	5,893,000	6,043,899
Morgan Stanley
3.88%, 01/27/2026	6,438,000	6,726,748
3.13%, 07/27/2026	6,438,000	6,562,298
6.25%, 08/09/2026	1,590,000	1,828,954
4.35%, 09/08/2026	4,828,000	5,133,881
Nasdaq, Inc., 3.85%, 06/30/2026	1,072,000	1,121,262
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	2,780,000	2,641,112
Owl Rock Capital Corp.
4.25%, 01/15/2026	1,029,000	1,038,561
3.40%, 07/15/2026	2,468,000	2,367,858
State Street Corp., 2.65%, 05/19/2026(b)	1,613,000	1,647,563

		67,616,134

Chemicals-0.87%
Ecolab, Inc., 2.70%, 11/01/2026(b)	1,611,000	1,641,179
FMC Corp., 3.20%, 10/01/2026(b)	1,068,000	1,091,408
Linde, Inc., 3.20%, 01/30/2026(b)	1,556,000	1,618,471
PPG Industries, Inc., 1.20%, 03/15/2026	1,505,000	1,438,443
Westlake Corp., 3.60%, 08/15/2026	1,612,000	1,676,561

		7,466,062

	Principal Amount	Value
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026(b)	$1,070,000	$1,086,792

Communications Equipment-0.77%
Cisco Systems, Inc.
2.95%, 02/28/2026	1,610,000	1,671,325
2.50%, 09/20/2026(b)	3,214,000	3,285,403
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(b)	1,606,000	1,651,642

		6,608,370

Consumer Finance-1.04%
American Express Co., 1.65%, 11/04/2026(b)	2,355,000	2,279,883
Capital One Financial Corp., 3.75%, 07/28/2026	3,213,000	3,326,812
Discover Bank, 3.45%, 07/27/2026	2,150,000	2,217,214
Synchrony Financial, 3.70%, 08/04/2026	1,077,000	1,102,061

		8,925,970

Containers & Packaging-0.36%
Berry Global, Inc., 1.57%, 01/15/2026(b)	3,270,000	3,119,050

Diversified Financial Services-2.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026(b)	2,210,000	2,096,433
2.45%, 10/29/2026(b)	8,040,000	7,754,972
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	5,361,000	5,568,340
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026	1,285,000	1,217,019
Voya Financial, Inc., 3.65%, 06/15/2026	956,000	1,008,539

		17,645,303

Diversified Telecommunication Services-2.14%
AT&T, Inc.
4.13%, 02/17/2026	3,886,000	4,144,616
1.70%, 03/25/2026	6,429,000	6,267,545
Verizon Communications, Inc.
1.45%, 03/20/2026	3,960,000	3,829,881
2.63%, 08/15/2026	4,006,000	4,030,080

		18,272,122

Electric Utilities-3.31%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	1,146,000	1,193,092
Commonwealth Edison Co., 2.55%, 06/15/2026	1,033,000	1,044,924
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	1,290,000	1,330,176
Duke Energy Corp., 2.65%, 09/01/2026(b)	3,093,000	3,112,166
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	1,611,000	1,659,164
Entergy Arkansas LLC, 3.50%, 04/01/2026	1,234,000	1,284,087
Entergy Corp., 2.95%, 09/01/2026(b)	1,610,000	1,630,630
Exelon Corp., 3.40%, 04/15/2026	1,610,000	1,662,667
Fortis, Inc. (Canada), 3.06%, 10/04/2026	2,269,000	2,295,448
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	4,183,000	4,164,657
PPL Capital Funding, Inc., 3.10%, 05/15/2026	1,391,000	1,418,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The), 3.25%, 07/01/2026	$3,614,000	$3,712,553
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026(b)	1,075,000	1,039,604
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	1,551,000	1,597,910
Xcel Energy, Inc., 3.35%, 12/01/2026	1,075,000	1,112,007

		28,257,339

Electrical Equipment-0.18%
Emerson Electric Co., 0.88%, 10/15/2026	1,613,000	1,524,503

Electronic Equipment, Instruments & Components-0.51%
Avnet, Inc., 4.63%, 04/15/2026	1,176,000	1,254,518
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026(b)	2,140,000	2,096,398
Jabil, Inc., 1.70%, 04/15/2026	1,075,000	1,040,668

		4,391,584

Energy Equipment & Services-0.30%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc., 2.06%, 12/15/2026(b)	1,290,000	1,263,685
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	1,136,000	1,262,864

		2,526,549

Entertainment-1.36%
Activision Blizzard, Inc., 3.40%, 09/15/2026	1,826,000	1,911,433
Netflix, Inc., 4.38%, 11/15/2026(b)	2,143,000	2,265,676
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	2,145,000	2,210,572
1.85%, 07/30/2026(b)	2,145,000	2,107,878
Walt Disney Co. (The), 1.75%, 01/13/2026	3,216,000	3,160,583

		11,656,142

Equity REITs-4.83%
American Tower Corp.
4.40%, 02/15/2026(b)	1,071,000	1,137,435
1.60%, 04/15/2026	1,505,000	1,446,372
1.45%, 09/15/2026	1,285,000	1,219,489
3.38%, 10/15/2026	2,145,000	2,203,682
Boston Properties L.P.
3.65%, 02/01/2026	2,142,000	2,221,106
2.75%, 10/01/2026	2,143,000	2,150,656
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	1,289,000	1,364,113
CBRE Services, Inc., 4.88%, 03/01/2026	1,285,000	1,394,576
Crown Castle International Corp.
4.45%, 02/15/2026	1,933,000	2,054,645
3.70%, 06/15/2026	1,606,000	1,667,931
1.05%, 07/15/2026	2,118,000	1,975,838
Equinix, Inc., 1.45%, 05/15/2026(b)	1,500,000	1,427,225
ERP Operating L.P., 2.85%, 11/01/2026	1,074,000	1,101,342
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	2,087,000	2,235,741
Healthpeak Properties, Inc., 3.25%, 07/15/2026	1,392,000	1,440,571
Kimco Realty Corp., 2.80%, 10/01/2026	1,071,000	1,079,241
LifeStorage L.P., 3.50%, 07/01/2026	1,288,000	1,340,910
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	1,240,000	1,328,514

	Principal Amount	Value
Equity REITs-(continued)
Public Storage
0.88%, 02/15/2026	$1,075,000	$1,022,609
1.50%, 11/09/2026(b)	1,389,000	1,348,228
Realty Income Corp.
4.88%, 06/01/2026	1,279,000	1,391,408
4.13%, 10/15/2026	1,339,000	1,420,168
Sabra Health Care L.P., 5.13%, 08/15/2026	1,077,000	1,145,849
Simon Property Group L.P.
3.30%, 01/15/2026	1,719,000	1,763,901
3.25%, 11/30/2026	1,607,000	1,655,324
Ventas Realty L.P., 4.13%, 01/15/2026	1,077,000	1,136,130
Welltower, Inc., 4.25%, 04/01/2026	1,500,000	1,600,341

		41,273,345

Food & Staples Retailing-1.26%
Kroger Co. (The)
3.50%, 02/01/2026	1,077,000	1,121,560
2.65%, 10/15/2026	1,605,000	1,621,573
Sysco Corp., 3.30%, 07/15/2026	2,146,000	2,210,884
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	3,100,000	3,219,328
Walmart, Inc., 1.05%, 09/17/2026	2,685,000	2,580,512

		10,753,857

Food Products-1.48%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	2,148,000	2,179,540
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	1,446,000	1,478,750
Hershey Co. (The), 2.30%, 08/15/2026	1,077,000	1,088,004
Ingredion, Inc., 3.20%, 10/01/2026	1,074,000	1,106,779
Kellogg Co., 3.25%, 04/01/2026	1,751,000	1,799,445
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	4,023,000	4,025,313
McCormick & Co., Inc., 0.90%, 02/15/2026	1,075,000	1,015,475

		12,693,306

Gas Utilities-0.24%
National Fuel Gas Co., 5.50%, 01/15/2026	879,000	953,653
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	1,069,000	1,082,290

		2,035,943

Health Care Equipment & Supplies-0.90%
Abbott Laboratories, 3.75%, 11/30/2026(b) .	3,648,000	3,897,767
Baxter International, Inc., 2.60%, 08/15/2026(b)	1,548,000	1,556,502
Stryker Corp., 3.50%, 03/15/2026	2,140,000	2,217,838

		7,672,107

Health Care Providers & Services-3.19%
Anthem, Inc., 1.50%, 03/15/2026	1,605,000	1,554,980
Cigna Corp.
4.50%, 02/25/2026	2,642,000	2,830,766
1.25%, 03/15/2026(b)	1,716,000	1,643,228
CVS Health Corp., 2.88%, 06/01/2026(b)	3,750,000	3,799,970
HCA, Inc.
5.88%, 02/15/2026	3,096,000	3,349,642
5.25%, 06/15/2026	3,220,000	3,491,160
5.38%, 09/01/2026	2,145,000	2,310,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	$1,075,000	$1,030,379
McKesson Corp., 1.30%, 08/15/2026	1,075,000	1,019,458
Quest Diagnostics, Inc., 3.45%, 06/01/2026	1,074,000	1,115,079
UnitedHealth Group, Inc.
1.25%, 01/15/2026	1,075,000	1,041,229
3.10%, 03/15/2026	2,068,000	2,143,067
1.15%, 05/15/2026(b)	2,068,000	1,982,387

		27,312,003

Hotels, Restaurants & Leisure-1.24%
Booking Holdings, Inc., 3.60%, 06/01/2026	2,142,000	2,243,885
Expedia Group, Inc., 5.00%, 02/15/2026	1,547,000	1,668,064
Marriott International, Inc., Series R, 3.13%, 06/15/2026	1,604,000	1,632,950
McDonald’s Corp., 3.70%, 01/30/2026	3,748,000	3,951,056
Starbucks Corp., 2.45%, 06/15/2026	1,070,000	1,075,145

		10,571,100

Household Durables-0.28%
DR Horton, Inc., 1.30%, 10/15/2026	1,285,000	1,211,049
PulteGroup, Inc., 5.50%, 03/01/2026(b)	1,068,000	1,178,873

		2,389,922

Household Products-0.62%
Procter & Gamble Co. (The)
2.70%, 02/02/2026(b)	1,288,000	1,329,237
1.00%, 04/23/2026	2,148,000	2,067,653
2.45%, 11/03/2026	1,879,000	1,914,099

		5,310,989

Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026(b)	1,417,000	1,348,456

Industrial Conglomerates-0.73%
3M Co., 2.25%, 09/19/2026	1,394,000	1,393,478
Honeywell International, Inc., 2.50%, 11/01/2026(b)	3,217,000	3,261,838
Roper Technologies, Inc., 3.80%, 12/15/2026	1,504,000	1,583,748

		6,239,064

Insurance-2.17%
Allstate Corp. (The), 3.28%, 12/15/2026	1,175,000	1,221,520
American International Group, Inc., 3.90%, 04/01/2026	3,214,000	3,382,333
Arch Capital Finance LLC, 4.01%, 12/15/2026	1,070,000	1,140,428
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	3,217,000	3,345,786
CNA Financial Corp., 4.50%, 03/01/2026	1,076,000	1,156,567
Loews Corp., 3.75%, 04/01/2026	1,075,000	1,138,821
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	2,149,000	2,280,623
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	1,289,000	1,364,597
Old Republic International Corp., 3.88%, 08/26/2026	1,178,000	1,236,878

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	$1,068,000	$1,046,066
Trinity Acquisition PLC, 4.40%, 03/15/2026	1,184,000	1,268,265

		18,581,884

Interactive Media & Services-0.50%
Alphabet, Inc., 2.00%, 08/15/2026	4,286,000	4,297,794

Internet & Direct Marketing Retail-0.85%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	5,901,000	5,689,081
eBay, Inc., 1.40%, 05/10/2026(b)	1,610,000	1,544,694

		7,233,775

IT Services-2.58%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026(b)	1,076,000	1,120,528
DXC Technology Co., 1.80%, 09/15/2026(b)	1,505,000	1,438,207
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	2,680,000	2,533,515
Fiserv, Inc., 3.20%, 07/01/2026	4,290,000	4,380,527
Global Payments, Inc.
1.20%, 03/01/2026(b)	2,358,000	2,228,480
4.80%, 04/01/2026	1,605,000	1,723,490
International Business Machines Corp., 3.45%, 02/19/2026(b)	2,890,000	3,022,903
Mastercard, Inc., 2.95%, 11/21/2026(b)	1,608,000	1,669,184
PayPal Holdings, Inc., 2.65%, 10/01/2026	2,679,000	2,707,824
Western Union Co. (The), 1.35%, 03/15/2026	1,287,000	1,229,131

		22,053,789

Leisure Products-0.18%
Hasbro, Inc., 3.55%, 11/19/2026	1,451,000	1,499,036

Machinery-1.84%
Caterpillar Financial Services Corp.
0.90%, 03/02/2026	1,606,000	1,532,859
1.15%, 09/14/2026(b)	1,074,000	1,026,698
CNH Industrial Capital LLC
1.88%, 01/15/2026(b)	1,070,000	1,043,735
1.45%, 07/15/2026	1,285,000	1,221,540
Fortive Corp., 3.15%, 06/15/2026	1,932,000	1,996,945
Illinois Tool Works, Inc., 2.65%, 11/15/2026	2,143,000	2,194,256
John Deere Capital Corp.
0.70%, 01/15/2026(b)	1,856,000	1,759,501
2.65%, 06/10/2026	1,069,000	1,091,986
1.05%, 06/17/2026	1,184,000	1,136,927
Wabtec Corp., 3.45%, 11/15/2026(b)	1,607,000	1,629,663
Xylem, Inc., 3.25%, 11/01/2026	1,075,000	1,110,511

		15,744,621

Media-1.35%
Comcast Corp., 3.15%, 03/01/2026	4,716,000	4,888,569
Discovery Communications LLC, 4.90%, 03/11/2026	1,506,000	1,612,634
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	3,085,000	3,221,133
Paramount Global, 4.00%, 01/15/2026	1,713,000	1,785,568

		11,507,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Multiline Retail-0.26%
Target Corp., 2.50%, 04/15/2026(b)	$2,146,000	$2,181,571

Multi-Utilities-0.54%
CenterPoint Energy, Inc., 1.45%, 06/01/2026(b)	1,075,000	1,031,377
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	1,285,000	1,238,345
DTE Energy Co., 2.85%, 10/01/2026	1,287,000	1,301,111
San Diego Gas & Electric Co., 2.50%, 05/15/2026	1,069,000	1,081,279

		4,652,112

Oil, Gas & Consumable Fuels-7.35%
Chevron Corp., 2.95%, 05/16/2026	4,646,000	4,799,509
ConocoPhillips, 4.95%, 03/15/2026(b)	2,583,000	2,831,216
Diamondback Energy, Inc., 3.25%, 12/01/2026(b)	1,720,000	1,759,220
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	1,075,000	1,026,604
4.25%, 12/01/2026	1,608,000	1,715,976
Energy Transfer L.P.
4.75%, 01/15/2026	2,065,000	2,195,962
3.90%, 07/15/2026	1,175,000	1,218,932
Enterprise Products Operating LLC, 3.70%, 02/15/2026	1,880,000	1,965,541
EOG Resources, Inc., 4.15%, 01/15/2026	1,613,000	1,722,397
Equinor ASA (Norway), 1.75%, 01/22/2026	1,613,000	1,583,842
Exxon Mobil Corp.
3.04%, 03/01/2026	5,357,000	5,542,241
2.28%, 08/16/2026(b)	2,145,000	2,158,443
HollyFrontier Corp., 5.88%, 04/01/2026	2,149,000	2,332,353
Kinder Morgan, Inc., 1.75%, 11/15/2026(b)	1,075,000	1,028,917
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	1,389,000	1,504,563
MPLX L.P., 1.75%, 03/01/2026	3,215,000	3,085,096
ONEOK, Inc., 5.85%, 01/15/2026(b)	1,290,000	1,442,601
Ovintiv Exploration, Inc., 5.38%, 01/01/2026(b)	1,481,000	1,600,814
Phillips 66, 1.30%, 02/15/2026	1,071,000	1,020,502
Phillips 66 Partners L.P., 3.55%, 10/01/2026	1,036,000	1,067,265
Pioneer Natural Resources Co., 1.13%, 01/15/2026	1,606,000	1,526,417
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	1,613,000	1,722,638
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	3,218,000	3,572,986
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026(b)	3,751,000	3,862,615
2.50%, 09/12/2026	2,149,000	2,176,339
Spectra Energy Partners L.P., 3.38%, 10/15/2026	1,288,000	1,327,279
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	1,823,000	1,974,110
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	2,067,000	2,438,984
Valero Energy Corp., 3.40%, 09/15/2026	2,578,000	2,654,936

		62,858,298

	Principal Amount	Value
Personal Products-0.18%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	$1,543,000	$1,527,009

Pharmaceuticals-2.84%
Astrazeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	2,680,000	2,566,832
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	2,570,000	2,420,469
Johnson & Johnson, 2.45%, 03/01/2026	4,286,000	4,361,359
Merck & Co., Inc., 0.75%, 02/24/2026(b)	2,147,000	2,047,790
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	1,200,000	1,204,464
Pfizer, Inc.
2.75%, 06/03/2026	2,685,000	2,760,855
3.00%, 12/15/2026(b)	3,749,000	3,889,587
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026(b)	4,820,000	4,995,301

		24,246,657

Professional Services-0.13%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	1,069,000	1,107,186

Road & Rail-0.85%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	1,071,000	1,091,282
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	2,140,000	2,078,495
CSX Corp., 2.60%, 11/01/2026	1,503,000	1,526,962
Norfolk Southern Corp., 2.90%, 06/15/2026	1,288,000	1,320,273
Union Pacific Corp., 2.75%, 03/01/2026	1,205,000	1,223,963

		7,240,975

Semiconductors & Semiconductor Equipment-1.12%
Analog Devices, Inc., 3.50%, 12/05/2026(b)	1,934,000	2,038,572
Intel Corp., 2.60%, 05/19/2026(b)	2,146,000	2,190,881
Marvell Technology, Inc., 1.65%, 04/15/2026	1,068,000	1,029,733
NVIDIA Corp., 3.20%, 09/16/2026	2,142,000	2,237,005
Skyworks Solutions, Inc., 1.80%, 06/01/2026(b)	1,075,000	1,028,238
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	1,075,000	1,037,997

		9,562,426

Software-3.09%
Citrix Systems, Inc., 1.25%, 03/01/2026	1,606,000	1,585,507
Fortinet, Inc., 1.00%, 03/15/2026(b)	1,075,000	1,009,228
Microsoft Corp., 2.40%, 08/08/2026	8,578,000	8,727,365
Oracle Corp.
1.65%, 03/25/2026(b)	5,899,000	5,659,091
2.65%, 07/15/2026	6,432,000	6,397,348
VMware, Inc., 1.40%, 08/15/2026(b)	3,212,000	3,048,430

		26,426,969

Specialty Retail-3.11%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	9,249,000	10,334,451
4.90%, 10/01/2026	3,694,000	4,006,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	$2,788,000	$2,884,089
2.13%, 09/15/2026	2,148,000	2,150,418
Lowe’s Cos., Inc., 2.50%, 04/15/2026(b)	2,894,000	2,929,700
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	1,068,000	1,113,743
Ross Stores, Inc., 0.88%, 04/15/2026(b)	1,071,000	1,014,211
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	2,146,000	2,155,883

		26,589,420

Technology Hardware, Storage & Peripherals-3.31%
Apple, Inc.
0.70%, 02/08/2026(b)	5,364,000	5,131,820
3.25%, 02/23/2026	6,969,000	7,285,283
2.45%, 08/04/2026	4,820,000	4,900,489
2.05%, 09/11/2026(b)	4,293,000	4,287,986
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	1,613,000	1,558,381
Western Digital Corp., 4.75%, 02/15/2026(b)	4,930,000	5,127,841

		28,291,800

Textiles, Apparel & Luxury Goods-0.25%
NIKE, Inc., 2.38%, 11/01/2026	2,146,000	2,174,537

Tobacco-1.10%
Altria Group, Inc., 2.63%, 09/16/2026(b)	1,077,000	1,078,115
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	2,145,000	2,146,072
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	3,215,000	3,057,096
Philip Morris International, Inc.
2.75%, 02/25/2026(b)	1,611,000	1,626,458
0.88%, 05/01/2026	1,613,000	1,519,220

		9,426,961

Trading Companies & Distributors-0.65%
Air Lease Corp.
2.88%, 01/15/2026	3,106,000	3,098,380
1.88%, 08/15/2026	2,569,000	2,438,612

		5,536,992

	Principal Amount	Value
Wireless Telecommunication Services-0.96%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	$1,076,000	$1,098,414
T-Mobile USA, Inc.
2.25%, 02/15/2026(b)	1,778,000	1,717,806
2.63%, 04/15/2026(b)	2,570,000	2,514,167
3.50%, 04/15/2031(b)	2,890,000	2,840,364

		8,170,751

Total U.S. Dollar Denominated Bonds & Notes (Cost $860,945,686)		845,133,069

	Shares
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $3,098,778)	3,098,778	3,098,778

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $864,044,464)		848,231,847

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.88%
Invesco Private Government Fund, 0.12%(c)(d)(e)	20,122,934	20,122,934
Invesco Private Prime Fund, 0.08%(c)(d)(e)	47,198,459	47,203,180

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,332,531)		67,326,114
TOTAL INVESTMENTS IN SECURITIES-107.10% (Cost $931,376,995)		915,557,961
OTHER ASSETS LESS LIABILITIES-(7.10)%		(60,704,638)

NET ASSETS-100.00%		$854,853,323

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$308,700	$24,504,794	$(21,714,716)	$-	$-	$3,098,778	$305

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,023,489	39,249,099	(38,149,654)	-	-	20,122,934	2,662	*

Invesco Private Prime Fund	44,388,142	67,941,575	(65,112,535)	(6,418)	(7,584)	47,203,180	23,742	*

Total	$63,720,331	$131,695,468	$(124,976,905)	$(6,418)	$(7,584)	$70,424,892	$26,709

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	31.13

Information Technology	11.38

Health Care	10.14

Consumer Discretionary	8.32

Industrials	7.89

Energy	7.65

Communication Services	6.31

Consumer Staples	5.73

Real Estate	4.83

Utilities	4.25

Materials	1.23

Money Market Funds Plus Other Assets Less Liabilities	1.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.96%
Aerospace & Defense-2.35%
Boeing Co. (The), 5.04%, 05/01/2027	$2,872,000	$3,122,872
General Dynamics Corp.
3.50%, 04/01/2027	1,078,000	1,137,749
2.63%, 11/15/2027	723,000	729,202
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	863,000	938,853
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027(b)	862,000	886,291
Northrop Grumman Corp., 3.20%, 02/01/2027	1,074,000	1,101,908
Raytheon Technologies Corp., 3.13%, 05/04/2027(b)	1,578,000	1,625,742

		9,542,617

Air Freight & Logistics-0.37%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	1,433,000	1,496,546

Airlines-0.79%
Southwest Airlines Co., 5.13%, 06/15/2027	2,872,000	3,189,083

Auto Components-0.63%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	1,522,000	1,519,157
Lear Corp., 3.80%, 09/15/2027(b)	996,000	1,038,843

		2,558,000

Automobiles-2.73%
American Honda Finance Corp., 2.35%, 01/08/2027	722,000	721,982
General Motors Co.
4.20%, 10/01/2027(b)	1,033,000	1,086,030
6.80%, 10/01/2027	1,441,000	1,699,544
General Motors Financial Co., Inc.
4.35%, 01/17/2027	1,798,000	1,892,456
2.35%, 02/26/2027(b)	1,500,000	1,456,064
2.70%, 08/20/2027	1,294,000	1,268,682
Toyota Motor Credit Corp.
3.20%, 01/11/2027	1,081,000	1,128,498
1.90%, 01/13/2027(b)	1,080,000	1,063,043
1.15%, 08/13/2027	827,000	777,314

		11,093,613

Banks-11.50%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	1,400,000	1,480,513
Bank of America Corp.
3.25%, 10/21/2027	3,590,000	3,673,139
Series L, 4.18%, 11/25/2027	2,765,000	2,909,278
Citigroup, Inc., 4.45%, 09/29/2027	5,329,000	5,701,380
Fifth Third Bancorp, 2.55%, 05/05/2027	1,076,000	1,076,916
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	1,000,000	995,988
JPMorgan Chase & Co.
8.00%, 04/29/2027	715,000	890,426
4.25%, 10/01/2027	2,078,000	2,226,310
3.63%, 12/01/2027	1,525,000	1,581,538
KeyCorp, 2.25%, 04/06/2027	1,149,000	1,133,089

	Principal Amount	Value
Banks-(continued)
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	$1,850,000	$1,922,845
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	750,000	779,192
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	1,387,000	1,454,022
3.29%, 07/25/2027(b)	1,433,000	1,475,059
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	800,000	834,919
3.17%, 09/11/2027	1,500,000	1,529,046
PNC Bank N.A., 3.10%, 10/25/2027	1,400,000	1,449,635
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	1,075,000	1,116,255
Santander Holdings USA, Inc., 4.40%, 07/13/2027	1,453,000	1,532,962
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	1,791,000	1,853,269
2.17%, 01/14/2027(b)	800,000	781,971
3.36%, 07/12/2027	2,478,000	2,563,423
3.35%, 10/18/2027(b)	995,000	1,025,732
Truist Financial Corp., 1.13%, 08/03/2027	1,028,000	955,407
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	1,864,000	1,937,535
Wells Fargo & Co., 4.30%, 07/22/2027	3,594,000	3,841,919

		46,721,768

Beverages-2.00%
Coca-Cola Co. (The)
3.38%, 03/25/2027	1,441,000	1,520,929
2.90%, 05/25/2027	717,000	739,772
1.45%, 06/01/2027(b)	2,192,000	2,104,902
Constellation Brands, Inc., 3.50%, 05/09/2027	687,000	713,679
PepsiCo, Inc.
2.63%, 03/19/2027(b)	797,000	806,890
3.00%, 10/15/2027(b)	2,156,000	2,225,967

		8,112,139

Biotechnology-1.67%
Amgen, Inc.
2.20%, 02/21/2027	2,516,000	2,485,449
3.20%, 11/02/2027(b)	1,436,000	1,486,605
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,799,000	1,837,843
1.20%, 10/01/2027(b)	1,028,000	957,315

		6,767,212

Building Products-0.22%
Carlisle Cos., Inc.,
3.75%, 12/01/2027	866,000	907,801

Capital Markets-5.82%
Ares Capital Corp., 2.88%, 06/15/2027	800,000	764,880
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	1,073,000	1,115,748
BlackRock, Inc., 3.20%, 03/15/2027	1,008,000	1,054,726
Cboe Global Markets, Inc., 3.65%, 01/12/2027	929,000	977,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
3.20%, 03/02/2027	$865,000	$899,045
3.30%, 04/01/2027	1,069,000	1,113,787
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	1,164,000	1,313,061
3.85%, 01/26/2027(b)	4,312,000	4,498,074
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	1,026,000	1,119,979
Morgan Stanley
3.63%, 01/20/2027	4,306,000	4,493,249
3.95%, 04/23/2027	2,872,000	3,034,964
Nomura Holdings, Inc. (Japan), 2.33%, 01/22/2027	2,000,000	1,934,668
Owl Rock Capital Corp., 2.63%, 01/15/2027	720,000	658,465
S&P Global, Inc., 2.95%, 01/22/2027	661,000	678,399

		23,656,232

Chemicals-1.71%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	937,000	921,607
Ecolab, Inc.
1.65%, 02/01/2027(b)	690,000	671,885
3.25%, 12/01/2027	716,000	751,238
LYB International Finance II B.V., 3.50%, 03/02/2027	1,324,000	1,379,986
Mosaic Co. (The), 4.05%, 11/15/2027(b)	1,002,000	1,061,247
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	2,061,000	2,147,606

		6,933,569

Commercial Services & Supplies-0.85%
Cintas Corp. No. 2, 3.70%, 04/01/2027	1,396,000	1,476,622
Republic Services, Inc., 3.38%, 11/15/2027	901,000	931,752
Waste Management, Inc., 3.15%, 11/15/2027	995,000	1,025,762

		3,434,136

Communications Equipment-0.17%
Nokia OYJ (Finland), 4.38%, 06/12/2027(b)	648,000	671,986

Construction Materials-0.17%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	659,000	691,133

Consumer Finance-1.57%
Capital One Financial Corp.
3.75%, 03/09/2027	1,940,000	2,029,499
3.65%, 05/11/2027(b)	1,440,000	1,493,796
Discover Financial Services, 4.10%, 02/09/2027	1,324,000	1,387,378
Synchrony Financial, 3.95%, 12/01/2027	1,434,000	1,479,858

		6,390,531

Containers & Packaging-0.18%
Packaging Corp. of America, 3.40%, 12/15/2027	689,000	713,303

	Principal Amount	Value
Diversified Financial Services-0.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027(b)	$1,350,000	$1,374,188
4.63%, 10/15/2027	800,000	845,753
ORIX Corp. (Japan), 3.70%, 07/18/2027	690,000	726,059

		2,946,000

Diversified Telecommunication Services-3.83%
AT&T, Inc.
4.25%, 03/01/2027(b)	2,143,000	2,311,565
2.30%, 06/01/2027	3,428,000	3,385,521
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	2,150,000	2,275,748
TELUS Corp. (Canada)
2.80%, 02/16/2027	792,000	801,139
3.70%, 09/15/2027	633,000	668,030
Verizon Communications, Inc.
4.13%, 03/16/2027	4,667,000	4,996,887
3.00%, 03/22/2027	1,103,000	1,125,008

		15,563,898

Electric Utilities-3.01%
American Electric Power Co., Inc., 3.20%, 11/13/2027(b)	660,000	676,060
Duke Energy Corp., 3.15%, 08/15/2027	1,103,000	1,127,865
Duke Energy Florida LLC, 3.20%, 01/15/2027	935,000	969,687
Edison International, 5.75%, 06/15/2027(b).	866,000	962,912
ITC Holdings Corp., 3.35%, 11/15/2027	720,000	743,647
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	1,440,000	1,395,196
3.55%, 05/01/2027	2,145,000	2,231,191
NSTAR Electric Co., 3.20%, 05/15/2027	1,003,000	1,038,076
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	1,347,000	1,253,434
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027(b)	1,080,000	1,137,010
Xcel Energy, Inc., 1.75%, 03/15/2027	720,000	690,615

		12,225,693

Electrical Equipment-0.40%
Eaton Corp., 3.10%, 09/15/2027(b)	966,000	997,935
Emerson Electric Co., 1.80%, 10/15/2027	667,000	646,602

		1,644,537

Electronic Equipment, Instruments & Components-0.27%
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,008,000	1,103,212

Energy Equipment & Services-0.67%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,933,000	1,996,025
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	687,000	725,345

		2,721,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Entertainment-0.55%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	$1,434,000	$1,469,531
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	716,000	760,177

		2,229,708

Equity REITs-3.80%
American Tower Corp.
2.75%, 01/15/2027	1,077,000	1,076,254
3.55%, 07/15/2027	1,076,000	1,106,605
Crown Castle International Corp.
4.00%, 03/01/2027	687,000	721,790
3.65%, 09/01/2027	1,374,000	1,423,459
Digital Realty Trust L.P., 3.70%, 08/15/2027	1,432,000	1,500,495
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027(b)	713,000	750,606
Mid-America Apartments L.P., 3.60%, 06/01/2027	793,000	835,580
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	1,009,000	1,066,747
Public Storage, 3.09%, 09/15/2027	719,000	747,329
Realty Income Corp.
3.00%, 01/15/2027	825,000	840,743
3.95%, 08/15/2027	815,000	866,962
Regency Centers L.P., 3.60%, 02/01/2027	754,000	792,046
Simon Property Group L.P.
1.38%, 01/15/2027(b)	790,000	748,153
3.38%, 06/15/2027	1,073,000	1,107,851
3.38%, 12/01/2027	1,074,000	1,109,308
Welltower, Inc., 2.70%, 02/15/2027(b)	722,000	729,988

		15,423,916

Food & Staples Retailing-1.29%
Costco Wholesale Corp.
3.00%, 05/18/2027	1,435,000	1,489,916
1.38%, 06/20/2027	1,794,000	1,727,588
Kroger Co. (The), 3.70%, 08/01/2027(b)	903,000	950,633
Sysco Corp., 3.25%, 07/15/2027(b)	1,038,000	1,070,034

		5,238,171

Food Products-2.46%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	864,000	899,571
Conagra Brands, Inc., 1.38%, 11/01/2027	1,301,000	1,196,512
General Mills, Inc., 3.20%, 02/10/2027(b)	1,103,000	1,137,163
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	719,000	749,918
Kellogg Co., 3.40%, 11/15/2027(b)	864,000	902,285
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	1,870,000	1,943,304
McCormick & Co., Inc., 3.40%, 08/15/2027	1,103,000	1,147,818
Tyson Foods, Inc., 3.55%, 06/02/2027	1,941,000	2,019,656

		9,996,227

Gas Utilities-0.18%
Atmos Energy Corp., 3.00%, 06/15/2027(b)	721,000	741,751

Health Care Equipment & Supplies-0.64%
Becton, Dickinson and Co., 3.70%, 06/06/2027	2,475,000	2,599,728

	Principal Amount	Value
Health Care Providers & Services-5.33%
AmerisourceBergen Corp., 3.45%, 12/15/2027	$1,103,000	$1,148,351
Anthem, Inc., 3.65%, 12/01/2027	2,126,000	2,233,373
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	1,760,000	1,824,245
Cigna Corp.
3.40%, 03/01/2027	2,005,000	2,082,566
3.05%, 10/15/2027(b)	758,000	774,520
CVS Health Corp.
3.63%, 04/01/2027	1,078,000	1,131,311
1.30%, 08/21/2027(b)	3,085,000	2,879,255
HCA, Inc., 4.50%, 02/15/2027	1,722,000	1,827,649
Humana, Inc.
1.35%, 02/03/2027(b)	1,030,000	972,716
3.95%, 03/15/2027	864,000	914,203
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	797,000	827,368
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	794,000	827,587
SSM Health Care Corp., Series A, 3.82%, 06/01/2027(b)	669,000	715,882
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	1,082,000	1,139,512
3.38%, 04/15/2027	895,000	941,134
2.95%, 10/15/2027	1,364,000	1,407,141

		21,646,813

Hotels, Restaurants & Leisure-1.31%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	717,000	755,899
Expedia Group, Inc., 4.63%, 08/01/2027	1,080,000	1,157,856
McDonald’s Corp.
3.50%, 03/01/2027	1,220,000	1,276,278
3.50%, 07/01/2027	1,376,000	1,444,174
Starbucks Corp., 2.00%, 03/12/2027	717,000	702,435

		5,336,642

Household Durables-0.87%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	687,000	637,860
Leggett & Platt, Inc., 3.50%, 11/15/2027(b) .	690,000	715,276
Lennar Corp., 4.75%, 11/29/2027(b)	1,295,000	1,410,807
PulteGroup, Inc., 5.00%, 01/15/2027(b)	718,000	784,316

		3,548,259

Household Products-0.64%
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	827,000	777,380
Procter & Gamble Co. (The)
2.80%, 03/25/2027	716,000	738,026
2.85%, 08/11/2027(b)	1,037,000	1,074,549

		2,589,955

Industrial Conglomerates-0.87%
3M Co., 2.88%, 10/15/2027(b)	1,224,000	1,260,106
Honeywell International, Inc., 1.10%, 03/01/2027(b)	1,440,000	1,361,607
Roper Technologies, Inc., 1.40%, 09/15/2027	958,000	895,296

		3,517,009

Insurance-1.37%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	716,000	778,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Insurance-(continued)
Aon Corp., 8.21%, 01/01/2027	$700,000	$842,852
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,698,000	1,761,509
CNA Financial Corp., 3.45%, 08/15/2027	717,000	744,515
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	717,000	715,572
Progressive Corp. (The), 2.45%, 01/15/2027	723,000	731,826

		5,575,188

Interactive Media & Services-0.31%
Alphabet, Inc., 0.80%, 08/15/2027(b)	1,371,000	1,278,301

Internet & Direct Marketing Retail-2.21%
Amazon.com, Inc.
1.20%, 06/03/2027	1,794,000	1,708,122
3.15%, 08/22/2027	5,023,000	5,258,200
eBay, Inc., 3.60%, 06/05/2027(b)	1,220,000	1,279,540
QVC, Inc., 4.75%, 02/15/2027	797,000	742,501

		8,988,363

IT Services-2.52%
Fiserv, Inc., 2.25%, 06/01/2027(b)	1,441,000	1,410,255
Global Payments, Inc., 2.15%, 01/15/2027	1,080,000	1,043,456
International Business Machines Corp.
3.30%, 01/27/2027(b)	700,000	731,683
1.70%, 05/15/2027	1,730,000	1,664,557
Mastercard, Inc., 3.30%, 03/26/2027	1,441,000	1,516,169
Visa, Inc.
1.90%, 04/15/2027	2,154,000	2,124,536
0.75%, 08/15/2027	666,000	617,953
2.75%, 09/15/2027	1,078,000	1,106,536

		10,215,145

Leisure Products-0.17%
Hasbro, Inc., 3.50%, 09/15/2027	666,000	685,756

Machinery-1.56%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	800,000	782,321
1.10%, 09/14/2027(b)	998,000	940,372
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027(b)	718,000	750,987
John Deere Capital Corp.
1.70%, 01/11/2027(b)	800,000	783,955
1.75%, 03/09/2027	721,000	707,644
2.80%, 09/08/2027	652,000	669,522
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	717,000	707,543
Parker-Hannifin Corp., 3.25%, 03/01/2027	956,000	990,706

		6,333,050

Media-1.48%
Comcast Corp.
2.35%, 01/15/2027(b)	2,096,000	2,091,401
3.30%, 02/01/2027	1,793,000	1,863,870
3.30%, 04/01/2027	1,039,000	1,080,761
Paramount Global, 2.90%, 01/15/2027(b)	956,000	959,790

		5,995,822

Multiline Retail-0.22%
Dollar General Corp., 3.88%, 04/15/2027	863,000	914,108

	Principal Amount	Value
Multi-Utilities-0.97%
Ameren Corp., 1.95%, 03/15/2027	$720,000	$696,734
NiSource, Inc., 3.49%, 05/15/2027	1,434,000	1,481,118
Sempra Energy, 3.25%, 06/15/2027	1,105,000	1,130,936
WEC Energy Group, Inc., 1.38%, 10/15/2027	687,000	640,043

		3,948,831

Oil, Gas & Consumable Fuels-7.50%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	716,000	744,993
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027(b)	2,158,000	2,222,890
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	1,728,000	1,805,178
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027(b)	1,381,000	1,458,727
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	2,155,000	2,353,648
Chevron Corp., 2.00%, 05/11/2027	1,386,000	1,368,117
Chevron USA, Inc., 1.02%, 08/12/2027	1,028,000	962,867
Concho Resources, Inc., 3.75%, 10/01/2027(b)	864,000	899,883
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	1,001,000	1,045,917
Energy Transfer L.P.
4.40%, 03/15/2027	966,000	1,015,072
4.20%, 04/15/2027	865,000	898,543
4.00%, 10/01/2027	1,080,000	1,118,386
Enterprise Products Operating LLC, 3.95%, 02/15/2027	824,000	869,937
Equinor ASA (Norway), 3.00%, 04/06/2027	696,000	714,974
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	1,441,000	1,512,234
Hess Corp., 4.30%, 04/01/2027	1,436,000	1,520,576
Marathon Oil Corp., 4.40%, 07/15/2027(b)	1,369,000	1,455,745
MPLX L.P., 4.13%, 03/01/2027	1,791,000	1,886,500
ONEOK, Inc., 4.00%, 07/13/2027	684,000	712,836
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	2,137,000	2,322,140
TC PipeLines L.P., 3.90%, 05/25/2027	694,000	736,721
Valero Energy Corp., 2.15%, 09/15/2027(b)	777,000	755,802
Williams Cos., Inc. (The), 3.75%, 06/15/2027	1,988,000	2,075,697

		30,457,383

Personal Products-0.56%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	716,000	746,933
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027(b)	1,475,000	1,509,491

		2,256,424

Pharmaceuticals-4.00%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	1,074,000	1,115,412
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	1,035,000	1,085,906
1.13%, 11/13/2027(b)	1,331,000	1,255,325
Eli Lilly and Co., 3.10%, 05/15/2027	528,000	548,222

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Johnson & Johnson
2.95%, 03/03/2027	$1,434,000	$1,486,544
0.95%, 09/01/2027(b)	2,077,000	1,964,425
Merck & Co., Inc., 1.70%, 06/10/2027	2,150,000	2,099,082
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	1,799,000	1,783,871
3.10%, 05/17/2027	1,434,000	1,488,943
Royalty Pharma PLC, 1.75%, 09/02/2027	1,370,000	1,287,385
Viatris, Inc., 2.30%, 06/22/2027	1,080,000	1,043,157
Zoetis, Inc., 3.00%, 09/12/2027	1,078,000	1,100,632

		16,258,904

Road & Rail-0.82%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	652,000	686,206
CSX Corp., 3.25%, 06/01/2027(b)	1,172,000	1,215,357
Union Pacific Corp.
2.15%, 02/05/2027	687,000	679,767
3.00%, 04/15/2027	715,000	736,520

		3,317,850

Semiconductors & Semiconductor Equipment-3.88%
Applied Materials, Inc., 3.30%, 04/01/2027	1,728,000	1,807,280
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	4,904,000	5,113,685
Intel Corp.
3.75%, 03/25/2027	1,437,000	1,527,980
3.15%, 05/11/2027(b)	1,440,000	1,492,164
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	721,000	755,602
Micron Technology, Inc., 4.19%, 02/15/2027	1,250,000	1,320,012
QUALCOMM, Inc., 3.25%, 05/20/2027	2,871,000	2,997,336
Texas Instruments, Inc., 2.90%, 11/03/2027	719,000	747,060

		15,761,119

Software-4.83%
Adobe, Inc., 2.15%, 02/01/2027	1,220,000	1,215,988
Autodesk, Inc., 3.50%, 06/15/2027	664,000	692,881
Citrix Systems, Inc., 4.50%, 12/01/2027	1,080,000	1,119,721
Intuit, Inc., 1.35%, 07/15/2027	667,000	632,235
Microsoft Corp., 3.30%, 02/06/2027	5,745,000	6,081,398
Oracle Corp.
2.80%, 04/01/2027	3,235,000	3,221,560
3.25%, 11/15/2027	3,950,000	4,002,581
VMware, Inc.
4.65%, 05/15/2027	716,000	776,580
3.90%, 08/21/2027	1,799,000	1,882,662

		19,625,606

Specialty Retail-1.68%
AutoZone, Inc., 3.75%, 06/01/2027(b)	864,000	913,288
Home Depot, Inc. (The)
2.50%, 04/15/2027	1,078,000	1,090,309
2.80%, 09/14/2027	1,434,000	1,465,974
Lowe’s Cos., Inc., 3.10%, 05/03/2027(b)	2,158,000	2,226,132
O’Reilly Automotive, Inc., 3.60%, 09/01/2027(b)	1,082,000	1,132,710

		6,828,413

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-3.39%
Apple, Inc.
3.35%, 02/09/2027	$3,235,000	$3,409,614
3.20%, 05/11/2027	2,873,000	3,010,338
3.00%, 06/20/2027(b)	1,417,000	1,477,229
2.90%, 09/12/2027	2,873,000	2,969,470
3.00%, 11/13/2027	2,057,000	2,141,918
NetApp, Inc., 2.38%, 06/22/2027(b)	756,000	749,955

		13,758,524

Textiles, Apparel & Luxury Goods-0.59%
NIKE, Inc., 2.75%, 03/27/2027	1,441,000	1,481,772
Tapestry, Inc., 4.13%, 07/15/2027	170,000	178,391
VF Corp., 2.80%, 04/23/2027(b)	715,000	725,360

		2,385,523

Tobacco-0.51%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	1,295,000	1,377,571
Philip Morris International, Inc., 3.13%, 08/17/2027	688,000	711,313

		2,088,884

Trading Companies & Distributors-0.61%
Air Lease Corp.
2.20%, 01/15/2027	1,080,000	1,037,108
3.63%, 04/01/2027	715,000	731,922
3.63%, 12/01/2027	718,000	728,516

		2,497,546

Water Utilities-0.20%
American Water Capital Corp., 2.95%, 09/01/2027(b)	791,000	807,437

Total U.S. Dollar Denominated Bonds & Notes (Cost $410,444,171)		401,930,735

	Shares
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $879,254)	879,254	879,254

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $411,323,425)		402,809,989

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.45%
Invesco Private Government Fund, 0.12%(c)(d)(e)	20,046,580	20,046,580
Invesco Private Prime Fund, 0.08%(c)(d)(e)	46,770,676	46,775,354

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,826,543)		66,821,934

TOTAL INVESTMENTS IN SECURITIES-115.63% (Cost $478,149,968)		469,631,923
OTHER ASSETS LESS LIABILITIES-(15.63)%		(63,487,761)

NET ASSETS-100.00%		$406,144,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued) February 28, 2022 (Unaudited)

Investment Abbreviations: REIT-Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$431,975	$13,839,317	$(13,392,038)	$-	$-	$879,254	$248

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,135,420	47,702,048	(40,790,888)	-	-	20,046,580	2,483	*

Invesco Private Prime Fund	30,649,312	90,178,431	(74,039,396)	(4,609)	(8,384)	46,775,354	21,589	*

Total	$44,216,707	$151,719,796	$(128,222,322)	$(4,609)	$(8,384)	$67,701,188	$24,320

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	20.99

Information Technology	15.06

Health Care	11.64

Consumer Discretionary	10.41

Industrials	8.84

Energy	8.17

Consumer Staples	7.46

Communication Services	6.17

Utilities	4.36

Real Estate	3.80

Materials	2.06

Money Market Funds Plus Other Assets Less Liabilities	1.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.28%
Aerospace & Defense-3.91%
Boeing Co. (The), 3.25%, 02/01/2028	$1,182,000	$1,183,086
General Dynamics Corp., 3.75%, 05/15/2028	1,153,000	1,221,932
L3Harris Technologies, Inc., 4.40%, 06/15/2028	984,000	1,063,733
Northrop Grumman Corp., 3.25%, 01/15/2028	2,311,000	2,365,831
Raytheon Technologies Corp., 4.13%, 11/16/2028	3,467,000	3,754,207

		9,588,789

Air Freight & Logistics-0.56%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	746,000	804,736
FedEx Corp., 3.40%, 02/15/2028	557,000	580,350

		1,385,086

Airlines-0.33%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	819,000	820,376

Automobiles-2.76%
American Honda Finance Corp.
3.50%, 02/15/2028	608,000	638,571
2.00%, 03/24/2028	863,000	833,503
General Motors Co., 5.00%, 10/01/2028(b)	965,000	1,055,142
General Motors Financial Co., Inc.
2.40%, 04/10/2028	1,124,000	1,075,225
2.40%, 10/15/2028	1,160,000	1,102,833
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	603,000	645,970
Toyota Motor Credit Corp.
3.05%, 01/11/2028	611,000	631,758
1.90%, 04/06/2028(b)	816,000	787,578

		6,770,580

Banks-8.70%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	1,400,000	1,486,881
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	2,190,000	2,316,895
Citigroup, Inc., 4.13%, 07/25/2028	2,399,000	2,526,090
Fifth Third Bancorp, 3.95%, 03/14/2028	750,000	799,301
KeyCorp, 4.10%, 04/30/2028	817,000	878,125
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	1,645,000	1,757,430
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	1,507,000	1,593,519
4.05%, 09/11/2028	1,155,000	1,230,061
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,445,000	1,533,867
PNC Bank N.A.
3.25%, 01/22/2028	750,000	775,306
4.05%, 07/26/2028	1,370,000	1,462,778
Regions Financial Corp., 1.80%, 08/12/2028	750,000	704,667

	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028(b)	$818,000	$851,352
3.94%, 07/19/2028(b)	864,000	917,935
1.90%, 09/17/2028	1,000,000	938,014
SVB Financial Group, 2.10%, 05/15/2028	534,000	512,705
U.S. Bancorp, 3.90%, 04/26/2028	984,000	1,054,317

		21,339,243

Beverages-2.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	2,752,000	2,936,786
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	917,000	880,196
1.00%, 03/15/2028	1,403,000	1,301,294
Constellation Brands, Inc., 3.60%, 02/15/2028	832,000	860,431
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	600,000	644,849

		6,623,556

Biotechnology-0.55%
Amgen, Inc., 1.65%, 08/15/2028(b)	1,449,000	1,359,389

Building Products-0.26%
Masco Corp., 1.50%, 02/15/2028	696,000	637,645

Capital Markets-4.43%
Ares Capital Corp., 2.88%, 06/15/2028	1,390,000	1,290,222
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	867,000	910,615
3.85%, 04/28/2028	1,057,000	1,133,468
1.65%, 07/14/2028(b)	548,000	520,959
3.00%, 10/30/2028	581,000	588,029
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	1,063,000	1,118,302
Charles Schwab Corp. (The)
3.20%, 01/25/2028	1,140,000	1,186,719
2.00%, 03/20/2028	812,000	789,733
CME Group, Inc., 3.75%, 06/15/2028	821,000	879,188
FS KKR Capital Corp., 3.13%, 10/12/2028	830,000	774,357
Nomura Holdings, Inc. (Japan), 2.17%, 07/14/2028(b)	1,100,000	1,036,735
Northern Trust Corp., 3.65%, 08/03/2028(b)	585,000	629,699

		10,858,026

Chemicals-0.39%
PPG Industries, Inc., 3.75%, 03/15/2028(b)	894,000	957,080

Commercial Services & Supplies-0.61%
Republic Services, Inc., 3.95%, 05/15/2028	921,000	980,069
Waste Management, Inc., 1.15%, 03/15/2028(b)	552,000	507,382

		1,487,451

Communications Equipment-0.37%
Motorola Solutions, Inc., 4.60%, 02/23/2028	835,000	906,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Construction & Engineering-0.39%
Fluor Corp., 4.25%, 09/15/2028(b)	$978,000	$957,345

Consumer Finance-1.46%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	870,000	815,057
Capital One Financial Corp., 3.80%, 01/31/2028	1,570,000	1,637,925
Discover Bank, 4.65%, 09/13/2028	1,040,000	1,129,009

		3,581,991

Containers & Packaging-0.29%
WRKCo, Inc., 4.00%, 03/15/2028(b)	679,000	718,906

Diversified Consumer Services-0.23%
Block Financial LLC, 2.50%, 07/15/2028	598,000	571,134

Diversified Financial Services-1.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	721,000	734,326
3.00%, 10/29/2028	3,290,000	3,181,893
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	806,000	832,778

		4,748,997

Diversified Telecommunication Services-2.27%
AT&T, Inc., 1.65%, 02/01/2028	2,461,000	2,324,614
Verizon Communications, Inc., 2.10%, 03/22/2028	3,360,000	3,251,686

		5,576,300

Electric Utilities-4.27%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	695,000	723,788
Commonwealth Edison Co., 3.70%, 08/15/2028	639,000	673,650
Duke Energy Florida LLC, 3.80%, 07/15/2028(b)	695,000	734,095
Duke Energy Progress LLC, 3.70%, 09/01/2028	608,000	643,746
Edison International, 4.13%, 03/15/2028	663,000	683,598
Entergy Corp., 1.90%, 06/15/2028	759,000	713,505
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	1,735,000	1,652,400
Pacific Gas and Electric Co.
3.00%, 06/15/2028	1,228,000	1,187,944
3.75%, 07/01/2028	1,120,000	1,119,200
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	670,000	711,123
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	806,000	858,237
Xcel Energy, Inc., 4.00%, 06/15/2028	728,000	772,655

		10,473,941

Electronic Equipment, Instruments & Components-1.12%
Arrow Electronics, Inc., 3.88%, 01/12/2028(b)	575,000	599,357
Jabil, Inc., 3.95%, 01/12/2028	576,000	603,660
Teledyne Technologies, Inc., 2.25%, 04/01/2028	833,000	810,599
Trimble, Inc., 4.90%, 06/15/2028	690,000	744,893

		2,758,509

	Principal Amount	Value
Energy Equipment & Services-0.32%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	$831,000	$795,683

Entertainment-1.47%
Netflix, Inc., 5.88%, 11/15/2028	2,194,000	2,480,591
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	1,157,000	1,135,662

		3,616,253

Equity REITs-6.04%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	576,000	609,473
American Tower Corp.
3.60%, 01/15/2028	735,000	755,358
1.50%, 01/31/2028	752,000	688,641
Crown Castle International Corp., 3.80%, 02/15/2028	1,160,000	1,208,541
CubeSmart L.P., 2.25%, 12/15/2028	640,000	610,657
Digital Realty Trust L.P., 4.45%, 07/15/2028	759,000	819,023
Equinix, Inc., 1.55%, 03/15/2028	752,000	692,511
ERP Operating L.P., 3.50%, 03/01/2028	576,000	607,087
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	581,000	644,585
Healthpeak Properties, Inc., 2.13%, 12/01/2028(b)	580,000	558,332
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	694,000	656,920
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	901,000	945,033
Public Storage
1.85%, 05/01/2028	751,000	718,533
1.95%, 11/09/2028	640,000	612,627
Realty Income Corp.
3.40%, 01/15/2028	667,000	687,982
3.65%, 01/15/2028	893,000	932,341
2.20%, 06/15/2028	504,000	489,474
Simon Property Group L.P., 1.75%, 02/01/2028	928,000	875,607
Ventas Realty L.P., 4.00%, 03/01/2028	756,000	804,483
Welltower, Inc., 4.25%, 04/15/2028(b)	841,000	906,690

		14,823,898

Food & Staples Retailing-0.76%
CVS Pass-Through Trust, 6.04%, 12/10/2028	431,494	472,649
Walmart, Inc., 1.50%, 09/22/2028(b)	1,450,000	1,382,845

		1,855,494

Food Products-2.43%
Campbell Soup Co., 4.15%, 03/15/2028(b)	1,155,000	1,237,999
General Mills, Inc., 4.20%, 04/17/2028(b)	1,573,000	1,698,506
Hormel Foods Corp., 1.70%, 06/03/2028(b)	797,000	762,616
Kellogg Co., 4.30%, 05/15/2028	973,000	1,062,149
Mondelez International, Inc., 4.13%, 05/07/2028(b)	1,099,000	1,194,703

		5,955,973

Health Care Equipment & Supplies-1.40%
Abbott Laboratories, 1.15%, 01/30/2028(b)	752,000	707,725
Boston Scientific Corp., 4.00%, 03/01/2028.	590,000	628,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Edwards Lifesciences Corp., 4.30%, 06/15/2028	$978,000	$1,061,950
Stryker Corp., 3.65%, 03/07/2028	976,000	1,024,251

		3,422,772

Health Care Providers & Services-7.33%
Anthem, Inc., 4.10%, 03/01/2028	1,450,000	1,554,364
Centene Corp., 2.45%, 07/15/2028	2,060,000	1,943,651
Cigna Corp., 4.38%, 10/15/2028	4,395,000	4,768,992
CVS Health Corp., 4.30%, 03/25/2028	5,892,000	6,372,718
HCA, Inc., 5.63%, 09/01/2028	1,737,000	1,927,436
UnitedHealth Group, Inc., 3.85%, 06/15/2028	1,327,000	1,425,156

		17,992,317

Hotels, Restaurants & Leisure-1.95%
Booking Holdings, Inc., 3.55%, 03/15/2028(b)	607,000	645,067
Expedia Group, Inc., 3.80%, 02/15/2028	1,161,000	1,195,768
McDonald’s Corp., 3.80%, 04/01/2028	1,213,000	1,288,264
Starbucks Corp.
3.50%, 03/01/2028(b)	699,000	731,787
4.00%, 11/15/2028	866,000	931,726

		4,792,612

Household Products-0.35%
Clorox Co. (The), 3.90%, 05/15/2028(b)	815,000	868,562

Independent Power and Renewable Electricity Producers-0.27%
DTE Electric Co., Series A, 1.90%, 04/01/2028	680,000	652,333

Industrial Conglomerates-0.70%
3M Co., 3.63%, 09/14/2028	692,000	735,929
Roper Technologies, Inc., 4.20%, 09/15/2028	927,000	989,181

		1,725,110

Insurance-0.93%
American International Group, Inc., 4.20%, 04/01/2028	826,000	897,099
Lincoln National Corp., 3.80%, 03/01/2028	607,000	642,532
Willis North America, Inc., 4.50%, 09/15/2028	690,000	736,346

		2,275,977

Internet & Direct Marketing Retail-1.30%
Amazon.com, Inc., 1.65%, 05/12/2028	2,545,000	2,451,483
QVC, Inc., 4.38%, 09/01/2028	816,000	740,834

		3,192,317

IT Services-1.32%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	1,156,000	1,114,890
DXC Technology Co., 2.38%, 09/15/2028	750,000	714,349
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	816,000	756,971
Mastercard, Inc., 3.50%, 02/26/2028	607,000	645,768

		3,231,978

	Principal Amount	Value
Life Sciences Tools & Services-0.27%
PerkinElmer, Inc., 1.90%, 09/15/2028	$300,000	$282,182
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	400,000	379,614

		661,796

Machinery-1.36%
John Deere Capital Corp., 1.50%, 03/06/2028(b)	561,000	538,026
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	636,000	663,494
Wabtec Corp., 4.95%, 09/15/2028	1,450,000	1,579,338
Xylem, Inc., 1.95%, 01/30/2028	574,000	550,852

		3,331,710

Marine-0.25%
Kirby Corp., 4.20%, 03/01/2028	582,000	600,608

Media-3.99%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	1,624,000	1,664,358
4.20%, 03/15/2028	1,430,000	1,499,010
Comcast Corp.
3.15%, 02/15/2028	1,877,000	1,927,701
3.55%, 05/01/2028	1,160,000	1,215,857
Discovery Communications LLC, 3.95%, 03/20/2028	2,766,000	2,873,437
Paramount Global, 3.38%, 02/15/2028(b)	607,000	621,173

		9,801,536

Metals & Mining-0.25%
Nucor Corp., 3.95%, 05/01/2028	581,000	620,600

Multiline Retail-0.89%
Dollar General Corp., 4.13%, 05/01/2028	605,000	651,325
Dollar Tree, Inc., 4.20%, 05/15/2028	1,443,000	1,543,699

		2,195,024

Multi-Utilities-0.71%
Sempra Energy, 3.40%, 02/01/2028	1,152,000	1,188,523
WEC Energy Group, Inc., 2.20%, 12/15/2028	580,000	557,488

		1,746,011

Oil, Gas & Consumable Fuels-7.54%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	892,000	938,493
Chevron USA, Inc., 3.85%, 01/15/2028	668,000	720,235
Concho Resources, Inc., 4.30%, 08/15/2028	985,000	1,055,111
Continental Resources, Inc., 4.38%, 01/15/2028(b)	1,121,000	1,159,760
Energy Transfer L.P.
4.95%, 05/15/2028	900,000	964,934
4.95%, 06/15/2028	1,625,000	1,751,037
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	1,153,000	1,220,579
Kinder Morgan, Inc., 4.30%, 03/01/2028	1,431,000	1,527,786
MPLX L.P., 4.00%, 03/15/2028	1,426,000	1,488,152
ONEOK, Inc., 4.55%, 07/15/2028	921,000	982,884
Phillips 66, 3.90%, 03/15/2028	891,000	937,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Partners L.P., 3.75%, 03/01/2028	$611,000	$629,760
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,562,000	1,645,648
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	1,621,000	1,728,251
Valero Energy Corp., 4.35%, 06/01/2028	819,000	878,576
Valero Energy Partners L.P., 4.50%, 03/15/2028	820,000	873,607

		18,502,019

Personal Products-0.66%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	1,540,000	1,625,769

Pharmaceuticals-6.03%
Astrazeneca Finance LLC (United Kingdom), 1.75%, 05/28/2028	1,450,000	1,385,944
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	1,678,000	1,809,435
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	2,028,000	2,175,390
Johnson & Johnson, 2.90%, 01/15/2028	2,446,000	2,523,978
Pfizer, Inc., 3.60%, 09/15/2028(b)	1,125,000	1,199,844
Pharmacia LLC, 6.60%, 12/01/2028	1,185,000	1,475,817
Sanofi (France), 3.63%, 06/19/2028(b)	1,155,000	1,248,905
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	1,880,000	2,123,732
Zoetis, Inc., 3.90%, 08/20/2028(b)	810,000	858,831

		14,801,876

Road & Rail-1.29%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028(b)	820,000	878,280
CSX Corp., 3.80%, 03/01/2028	921,000	972,705
Union Pacific Corp., 3.95%, 09/10/2028	1,219,000	1,310,979

		3,161,964

Semiconductors & Semiconductor Equipment-1.96%
Analog Devices, Inc., 1.70%, 10/01/2028	870,000	832,312
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,406,000	1,438,249
Intel Corp., 1.60%, 08/12/2028	355,000	337,052
Marvell Technology, Inc., 2.45%, 04/15/2028	870,000	841,618
NVIDIA Corp., 1.55%, 06/15/2028	1,441,000	1,360,935

		4,810,166

Software-2.21%
Oracle Corp., 2.30%, 03/25/2028	2,313,000	2,207,670
salesforce.com, inc.
3.70%, 04/11/2028	1,633,000	1,744,729
1.50%, 07/15/2028(b)	1,543,000	1,457,937

		5,410,336

Specialty Retail-1.53%
Home Depot, Inc. (The), 0.90%, 03/15/2028	511,000	470,276
Lowe’s Cos., Inc.
1.30%, 04/15/2028(b)	1,124,000	1,038,798
1.70%, 09/15/2028	1,160,000	1,090,988

	Principal Amount	Value
Specialty Retail-(continued)
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	$577,000	$623,599
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	582,000	539,516

		3,763,177

Technology Hardware, Storage & Peripherals-2.14%
Apple, Inc.
1.20%, 02/08/2028	2,895,000	2,730,301
1.40%, 08/05/2028	2,659,000	2,515,795

		5,246,096

Tobacco-1.08%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	1,934,000	1,808,767
Philip Morris International, Inc., 3.13%, 03/02/2028(b)	820,000	843,008

		2,651,775

Trading Companies & Distributors-0.22%
Air Lease Corp., 2.10%, 09/01/2028	575,000	526,533

Water Utilities-0.31%
American Water Capital Corp., 3.75%, 09/01/2028	722,000	762,840

Wireless Telecommunication Services-1.48%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	3,355,000	3,636,663

Total U.S. Dollar Denominated Bonds & Notes (Cost $251,717,262)		241,178,852

	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $800,958)	800,958	800,958

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.61% (Cost $252,518,220)		241,979,810

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.51%
Invesco Private Government Fund, 0.12%(c)(d)(e)	9,213,384	9,213,384
Invesco Private Prime Fund, 0.08%(c)(d)(e)	21,495,746	21,497,896

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,713,032)		30,711,280

TOTAL INVESTMENTS IN SECURITIES-111.12% (Cost $283,231,252)		272,691,090
OTHER ASSETS LESS LIABILITIES-(11.12)%		(27,280,922)

NET ASSETS-100.00%		$245,410,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued) February 28, 2022 (Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$656,302	$7,602,061	$(7,457,405)	$-	$-	$800,958	$121

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,783,388	20,664,607	(17,234,611)	-	-	9,213,384	1,064	*

Invesco Private Prime Fund	13,494,573	43,319,808	(35,311,023)	(1,752)	(3,710)	21,497,896	9,161	*

Total	$19,934,263	$71,586,476	$(60,003,039)	$(1,752)	$(3,710)	$31,512,238	$10,346

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	17.46

Health Care	15.58

Industrials	9.88

Communication Services	9.21

Information Technology	9.12

Consumer Discretionary	8.66

Consumer Staples	7.98

Energy	7.86

Real Estate	6.04

Utilities	5.56

Materials	0.93

Money Market Funds Plus Other Assets Less Liabilities	1.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2029 Corporate Bond ETF (BSCT) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.78%

Aerospace & Defense-1.19%
Boeing Co. (The), 3.20%, 03/01/2029	$847,000	$838,078
Howmet Aerospace, Inc., 3.00%, 01/15/2029(b)	520,000	494,234
Raytheon Technologies Corp., 7.50%, 09/15/2029	300,000	392,346

		1,724,658

Air Freight & Logistics-0.41%
United Parcel Service, Inc., 3.40%, 03/15/2029	557,000	588,347

Airlines-0.25%
Delta Air Lines, Inc., 3.75%, 10/28/2029	377,000	359,168

Automobiles-1.16%
American Honda Finance Corp., 2.25%, 01/12/2029	500,000	485,389
General Motors Financial Co., Inc., 5.65%, 01/17/2029	369,000	415,183
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	370,000	375,101
Toyota Motor Credit Corp., 3.65%, 01/08/2029(b)	379,000	404,802

		1,680,475

Banks-7.06%
KeyCorp, 2.55%, 10/01/2029	560,000	543,652
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	1,120,000	1,173,781
3.20%, 07/18/2029	1,400,000	1,413,448
PNC Bank N.A., 2.70%, 10/22/2029	500,000	493,316
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	1,220,000	1,282,287
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 07/16/2029	1,930,000	1,925,750
2.72%, 09/27/2029	400,000	391,791
Truist Financial Corp., 3.88%, 03/19/2029	483,000	513,580
Wells Fargo & Co., 4.15%, 01/24/2029	2,063,000	2,201,973
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	251,209

		10,190,787

Beverages-4.09%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	3,470,000	3,870,883
Coca-Cola Co. (The), 2.13%, 09/06/2029	747,000	730,863
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029(b)	800,000	781,226
PepsiCo, Inc., 7.00%, 03/01/2029	404,000	518,902

		5,901,874

Biotechnology-3.06%
AbbVie, Inc., 3.20%, 11/21/2029	4,360,000	4,422,122

Building Products-0.37%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	527,000	536,668

	Principal
	Amount	Value
Capital Markets-3.44%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	$657,000	$677,848
BlackRock, Inc., 3.25%, 04/30/2029	847,000	884,516
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	844,000	926,770
Charles Schwab Corp. (The)
4.00%, 02/01/2029	445,000	482,015
3.25%, 05/22/2029	450,000	463,123
Lazard Group LLC, 4.38%, 03/11/2029	377,000	400,990
Nomura Holdings, Inc. (Japan), 2.71%, 01/22/2029	400,000	387,763
Northern Trust Corp., 3.15%, 05/03/2029	370,000	386,500
S&P Global, Inc., 2.50%, 12/01/2029	367,000	360,205

		4,969,730

Chemicals-2.57%
Dow Chemical Co. (The), 7.38%, 11/01/2029	590,000	763,428
FMC Corp., 3.45%, 10/01/2029	370,000	373,147
Huntsman International LLC, 4.50%, 05/01/2029	560,000	595,182
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	560,000	606,073
Rohm & Haas Co., 7.85%, 07/15/2029	510,000	667,566
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	697,000	700,600

		3,705,996

Commercial Services & Supplies-0.27%
Waste Connections, Inc., 3.50%, 05/01/2029	377,000	390,723

Communications Equipment-0.79%
Juniper Networks, Inc., 3.75%, 08/15/2029	377,000	388,842
Motorola Solutions, Inc., 4.60%, 05/23/2029	695,000	750,690

		1,139,532

Consumer Finance-0.37%
Synchrony Financial, 5.15%, 03/19/2029	484,000	526,829

Containers & Packaging-0.69%
Packaging Corp. of America, 3.00%, 12/15/2029	370,000	371,197
WRKCo, Inc., 4.90%, 03/15/2029(b)	560,000	619,315

		990,512

Diversified Financial Services-0.54%
MidAmerican Energy Co., 3.65%, 04/15/2029	737,000	786,144

Diversified Telecommunication Services-4.81%
AT&T, Inc., 4.35%, 03/01/2029	2,440,000	2,654,560
Verizon Communications, Inc.
3.88%, 02/08/2029	845,000	898,052
4.02%, 12/03/2029	3,160,000	3,394,866

		6,947,478

Electric Utilities-4.16%
Avangrid, Inc., 3.80%, 06/01/2029	655,000	685,262
Duke Energy Corp., 3.40%, 06/15/2029	447,000	455,493
Duke Energy Florida LLC, 2.50%, 12/01/2029	612,000	599,122
Duke Energy Progress LLC, 3.45%, 03/15/2029	447,000	466,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Electric Utilities-(continued)
Evergy, Inc., 2.90%, 09/15/2029	$689,000	$684,636
Eversource Energy, Series O, 4.25%, 04/01/2029	370,000	396,328
Nevada Power Co., Series CC, 3.70%, 05/01/2029	367,000	387,057
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	370,000	383,203
2.75%, 11/01/2029	843,000	829,105
Southern California Edison Co., Series A, 4.20%, 03/01/2029	370,000	393,310
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029(b)	369,000	371,356
Xcel Energy, Inc., 2.60%, 12/01/2029	370,000	361,525

		6,013,203

Electronic Equipment, Instruments & Components-0.88%
Amphenol Corp., 4.35%, 06/01/2029	378,000	409,682
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	520,000	485,399
Keysight Technologies, Inc., 3.00%, 10/30/2029	377,000	379,534

		1,274,615

Energy Equipment & Services-0.80%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	387,000	388,955
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	372,000	398,463
NOV, Inc., 3.60%, 12/01/2029(b)	370,000	371,293

		1,158,711

Entertainment-2.13%
Netflix, Inc., 6.38%, 05/15/2029	600,000	698,682
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	805,000	858,093
Walt Disney Co. (The), 2.00%, 09/01/2029	1,590,000	1,519,419

		3,076,194

Equity REITs-8.09%
American Tower Corp.
3.95%, 03/15/2029	437,000	453,671
3.80%, 08/15/2029	1,330,000	1,377,924
Boston Properties L.P., 3.40%, 06/21/2029	737,000	754,078
Camden Property Trust, 3.15%, 07/01/2029	447,000	457,372
Crown Castle International Corp., 4.30%, 02/15/2029	445,000	474,678
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029	437,000	460,246
Digital Realty Trust L.P., 3.60%, 07/01/2029	760,000	783,771
ERP Operating L.P., 3.00%, 07/01/2029	447,000	452,842
Essex Portfolio L.P., 4.00%, 03/01/2029	375,000	400,259
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	560,000	609,729
Healthpeak Properties, Inc., 3.50%, 07/15/2029	489,000	506,638
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	370,000	402,643
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	377,000	370,775
Public Storage, 3.39%, 05/01/2029	370,000	385,575

	Principal
	Amount	Value
Equity REITs-(continued)
Realty Income Corp.
3.25%, 06/15/2029(b)	$370,000	$378,399
3.10%, 12/15/2029	447,000	449,467
Simon Property Group L.P., 2.45%, 09/13/2029	930,000	899,212
Ventas Realty L.P., 4.40%, 01/15/2029	615,000	669,264
Welltower, Inc.
2.05%, 01/15/2029	370,000	350,439
4.13%, 03/15/2029	415,000	444,713
Weyerhaeuser Co., 4.00%, 11/15/2029	560,000	598,663

		11,680,358

Food & Staples Retailing-1.26%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	364,000	456,212
Kroger Co. (The), 4.50%, 01/15/2029	435,000	477,922
Walmart, Inc.
3.25%, 07/08/2029	800,000	847,447
2.38%, 09/24/2029	35,000	34,924

		1,816,505

Food Products-0.63%
Tyson Foods, Inc., 4.35%, 03/01/2029	844,000	914,661

Gas Utilities-0.32%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	447,000	460,608

Health Care Equipment & Supplies-1.01%
Boston Scientific Corp., 4.00%, 03/01/2029	730,000	775,355
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	697,000	680,859

		1,456,214

Health Care Providers & Services-3.41%
Anthem, Inc., 2.88%, 09/15/2029	717,000	718,129
CommonSpirit Health, 3.35%, 10/01/2029	767,000	775,128
HCA, Inc.
5.88%, 02/01/2029	850,000	953,317
4.13%, 06/15/2029	1,540,000	1,615,508
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	477,000	474,483
Quest Diagnostics, Inc., 4.20%, 06/30/2029	365,000	391,565

		4,928,130

Hotels, Restaurants & Leisure-0.61%
Starbucks Corp., 3.55%, 08/15/2029	847,000	885,515

Household Durables-0.68%
Leggett & Platt, Inc., 4.40%, 03/15/2029	375,000	405,007
Whirlpool Corp., 4.75%, 02/26/2029	524,000	580,832

		985,839

Household Products-0.44%
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	607,000	631,078

Industrial Conglomerates-1.30%
3M Co.
3.38%, 03/01/2029(b)	597,000	622,263
2.38%, 08/26/2029(b)	743,000	726,847
Roper Technologies, Inc., 2.95%, 09/15/2029	527,000	521,091

		1,870,201

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Insurance-3.61%
American International Group, Inc., 4.25%, 03/15/2029	$375,000	$404,915
Aon Corp., 3.75%, 05/02/2029	557,000	583,835
CNA Financial Corp., 3.90%, 05/01/2029	405,000	432,086
CNO Financial Group, Inc., 5.25%, 05/30/2029	370,000	400,190
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	447,000	443,540
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	1,220,000	1,331,932
PartnerRe Finance B LLC, 3.70%, 07/02/2029	297,000	309,961
Principal Financial Group, Inc., 3.70%, 05/15/2029	377,000	401,737
Progressive Corp. (The), 4.00%, 03/01/2029	411,000	444,181
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	445,000	465,777

		5,218,154

IT Services-5.85%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	593,000	581,359
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	487,000	499,882
Fiserv, Inc., 3.50%, 07/01/2029	2,434,000	2,472,313
International Business Machines Corp., 3.50%, 05/15/2029	2,670,000	2,801,510
Mastercard, Inc., 2.95%, 06/01/2029	847,000	870,911
PayPal Holdings, Inc., 2.85%, 10/01/2029	1,220,000	1,216,384

		8,442,359

Leisure Products-0.56%
Hasbro, Inc., 3.90%, 11/19/2029(b)	767,000	803,556

Life Sciences Tools & Services-1.01%
PerkinElmer, Inc., 3.30%, 09/15/2029	705,000	708,643
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	753,000	743,376

		1,452,019

Machinery-1.87%
Caterpillar, Inc., 2.60%, 09/19/2029	375,000	375,167
Deere & Co., 5.38%, 10/16/2029	334,000	398,673
John Deere Capital Corp., 3.45%, 03/07/2029	447,000	474,616
Parker-Hannifin Corp., 3.25%, 06/14/2029	847,000	864,158
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	557,000	584,621

		2,697,235

Media-2.12%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029(b)	1,030,000	957,321
5.05%, 03/30/2029	1,030,000	1,126,355
Discovery Communications LLC, 4.13%, 05/15/2029(b)	557,000	583,451
Paramount Global, 4.20%, 06/01/2029	377,000	400,051

		3,067,178

	Principal
	Amount	Value
Metals & Mining-0.26%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	$370,000	$379,620

Multiline Retail-0.62%
Target Corp., 3.38%, 04/15/2029(b)	843,000	894,865

Multi-Utilities-0.25%
DTE Energy Co., Series C, 3.40%, 06/15/2029(b)	349,000	355,858

Oil, Gas & Consumable Fuels-8.89%
Cenovus Energy, Inc. (Canada), 4.40%, 04/15/2029	557,000	595,513
Chevron USA, Inc., 3.25%, 10/15/2029	370,000	389,020
ConocoPhillips, 6.95%, 04/15/2029	1,260,000	1,611,641
Diamondback Energy, Inc., 3.50%, 12/01/2029	1,000,000	1,012,221
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	847,000	847,080
Energy Transfer L.P.
5.25%, 04/15/2029	1,200,000	1,318,219
4.15%, 09/15/2029	407,000	420,485
Enterprise Products Operating LLC, 3.13%, 07/31/2029	1,030,000	1,041,904
Exxon Mobil Corp., 2.44%, 08/16/2029	980,000	964,358
MPLX L.P., 4.80%, 02/15/2029	555,000	607,681
ONEOK, Inc., 4.35%, 03/15/2029	524,000	550,171
Phillips 66 Partners L.P., 3.15%, 12/15/2029	447,000	441,834
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029(b)	1,220,000	1,189,996
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	930,000	970,109
Valero Energy Corp., 4.00%, 04/01/2029	843,000	881,831

		12,842,063

Paper & Forest Products-0.34%
Georgia-Pacific LLC, 7.75%, 11/15/2029	369,000	492,773

Personal Products-0.80%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	487,000	479,257
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	700,000	670,385

		1,149,642

Pharmaceuticals-3.80%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	845,000	914,921
Eli Lilly and Co., 3.38%, 03/15/2029	777,000	821,784
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	747,000	782,599
Merck & Co., Inc., 3.40%, 03/07/2029	1,410,000	1,487,259
Pfizer, Inc., 3.45%, 03/15/2029	1,410,000	1,486,240

		5,492,803

Road & Rail-1.03%
CSX Corp., 4.25%, 03/15/2029	804,000	874,078
Union Pacific Corp., 3.70%, 03/01/2029(b)	573,000	607,248

		1,481,326

Semiconductors & Semiconductor Equipment-3.09%
Intel Corp., 2.45%, 11/15/2029	1,597,000	1,560,448
KLA Corp., 4.10%, 03/15/2029	695,000	750,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued) February 28, 2022 (Unaudited)

	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp., 4.00%, 03/15/2029	$843,000	$912,237
Micron Technology, Inc., 5.33%, 02/06/2029	525,000	585,869
Texas Instruments, Inc., 2.25%, 09/04/2029(b)	657,000	647,414

		4,456,320

Specialty Retail-3.22%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	1,370,000	1,531,718
Home Depot, Inc. (The), 2.95%, 06/15/2029	1,403,000	1,433,081
Lowe’s Cos., Inc., 3.65%, 04/05/2029	1,220,000	1,279,548
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	377,000	399,398

		4,643,745

Technology Hardware, Storage & Peripherals-1.13%
Apple, Inc., 2.20%, 09/11/2029	1,310,000	1,287,232
Western Digital Corp., 2.85%, 02/01/2029	370,000	347,627

		1,634,859

Tobacco-1.79%
Altria Group, Inc., 4.80%, 02/14/2029	1,520,000	1,643,567
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	377,000	370,824
Philip Morris International, Inc., 3.38%, 08/15/2029	557,000	574,200

		2,588,591

Trading Companies & Distributors-0.28%
GATX Corp., 4.70%, 04/01/2029	370,000	407,681

Water Utilities-0.29%
American Water Capital Corp., 3.45%, 06/01/2029	399,000	412,515

Wireless Telecommunication Services-1.18%
T-Mobile USA, Inc.
2.63%, 02/15/2029	850,000	798,613
3.38%, 04/15/2029(b)	920,000	903,109

		1,701,722

Total U.S. Dollar Denominated Bonds & Notes (Cost $150,302,397)		142,627,759

Investment Abbreviations:
REIT-Real Estate Investment Trust

	Shares	Value
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $315,224)	315,224	$315,224

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $150,617,621)		142,942,983

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.42%
Invesco Private Government Fund, 0.12%(c)(d)(e)	2,780,795	2,780,795
Invesco Private Prime Fund, 0.08%(c)(d)(e)	6,487,874	6,488,523

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,269,591)		9,269,318

TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $159,887,212)		152,212,301
OTHER ASSETS LESS LIABILITIES-(5.42)%		(7,819,194)

NET ASSETS-100.00%		$144,393,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$274,065	$6,602,840	$(6,561,681)	$-	$-	$315,224	$81

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,765,532	12,198,700	(11,183,437)	-	-	2,780,795	314	*

Invesco Private Prime Fund	4,119,575	22,640,342	(20,269,831)	(273)	(1,290)	6,488,523	2,641	*

Total	$6,159,172	$41,441,882	$(38,014,949)	$(273)	$(1,290)	$9,584,542	$3,036

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	15.02

Health Care	12.29

Information Technology	11.74

Communication Services	10.24

Energy	9.69

Consumer Staples	9.01

Real Estate	8.09

Industrials	6.97

Consumer Discretionary	6.85

Utilities	5.02

Materials	3.86

Money Market Funds Plus Other Assets Less Liabilities	1.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2030 Corporate Bond ETF (BSCU) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-3.77%
Boeing Co. (The), 5.15%, 05/01/2030	$1,930,000	$2,130,740
Raytheon Technologies Corp., 2.25%, 07/01/2030	433,000	410,327
Teledyne FLIR LLC, 2.50%, 08/01/2030	210,000	199,383
Textron, Inc., 3.00%, 06/01/2030	281,000	276,897

		3,017,347

Auto Components-0.39%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	321,000	309,120

Automobiles-0.59%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	473,000	474,953

Banks-5.69%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030(b)	400,000	400,742
Citizens Financial Group, Inc., 3.25%, 04/30/2030	320,000	324,344
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	400,000	385,201
2.05%, 07/17/2030	600,000	553,296
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.75%, 01/15/2030	600,000	588,792
2.13%, 07/08/2030	600,000	561,087
2.14%, 09/23/2030	360,000	328,455
SVB Financial Group, 3.13%, 06/05/2030	217,000	218,345
Truist Bank, 2.25%, 03/11/2030	500,000	473,977
Truist Financial Corp., 1.95%, 06/05/2030	260,000	243,044
U.S. Bancorp, 1.38%, 07/22/2030(b)	537,000	480,669

		4,557,952

Beverages-2.44%
Coca-Cola Co. (The), 1.65%, 06/01/2030	643,000	595,986
Constellation Brands, Inc., 2.88%, 05/01/2030	260,000	253,804
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	400,000	377,593
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	327,000	330,537
PepsiCo, Inc., 1.63%, 05/01/2030	427,000	398,515

		1,956,435

Biotechnology-2.46%
Amgen, Inc., 2.45%, 02/21/2030	533,000	514,907
Biogen, Inc., 2.25%, 05/01/2030	643,000	588,956
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	427,000	388,249
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	540,000	482,693

		1,974,805

Building Products-0.31%
Johnson Controls International PLC/Tyco Fire &
Security Finance S.C.A., 1.75%, 09/15/2030	271,000	247,166

Capital Markets-2.83%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	327,000	352,031
Cboe Global Markets, Inc., 1.63%, 12/15/2030	210,000	189,471

	Principal Amount	Value
Capital Markets-(continued)
CI Financial Corp. (Canada), 3.20%, 12/17/2030	$410,000	$386,459
Franklin Resources, Inc., 1.60%, 10/30/2030	361,000	323,145
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	400,000	379,484
Northern Trust Corp., 1.95%, 05/01/2030	427,000	406,285
S&P Global, Inc., 1.25%, 08/15/2030	261,000	231,447

		2,268,322

Chemicals-2.19%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	387,000	370,600
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	363,000	338,897
EI du Pont de Nemours and Co., 2.30%, 07/15/2030	160,000	154,607
Linde, Inc., 1.10%, 08/10/2030(b)	301,000	268,328
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	210,000	197,172
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	217,000	216,115
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	218,000	206,666

		1,752,385

Commercial Services & Supplies-0.31%
Republic Services, Inc., 2.30%, 03/01/2030	260,000	248,907

Communications Equipment-0.44%
Motorola Solutions, Inc., 2.30%, 11/15/2030	383,000	352,289

Construction & Engineering-0.51%
Quanta Services, Inc., 2.90%, 10/01/2030	427,000	409,730

Construction Materials-0.67%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	218,000	209,088
Vulcan Materials Co., 3.50%, 06/01/2030	320,000	330,887

		539,975

Containers & Packaging-0.85%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	215,000	208,322
Avery Dennison Corp., 2.65%, 04/30/2030	218,000	209,840
Sonoco Products Co., 3.13%, 05/01/2030	260,000	259,985

		678,147

Distributors-0.24%
Genuine Parts Co., 1.88%, 11/01/2030	218,000	195,790

Diversified Consumer Services-0.52%
Block Financial LLC, 3.88%, 08/15/2030	282,000	285,049
Yale University, Series 2020, 1.48%, 04/15/2030	138,000	128,349

		413,398

Diversified Financial Services-0.54%
GE Capital Funding LLC, 4.40%, 05/15/2030	400,000	431,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-1.03%
Verizon Communications, Inc.
1.50%, 09/18/2030	$430,000	$384,182
1.68%, 10/30/2030	490,000	440,503

		824,685

Electric Utilities-5.32%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	257,000	235,963
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	261,000	233,502
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	370,000	391,749
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	218,000	212,812
Duke Energy Corp., 2.45%, 06/01/2030(b)	360,000	342,138
Duke Energy Florida LLC, 1.75%, 06/15/2030(b)	218,000	200,921
Entergy Corp., 2.80%, 06/15/2030	257,000	247,261
Eversource Energy, Series R, 1.65%, 08/15/2030	261,000	231,678
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	863,000	801,570
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1,327,000	1,363,845

		4,261,439

Electrical Equipment-0.51%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	218,000	201,075
Emerson Electric Co., 1.95%, 10/15/2030	218,000	204,344

		405,419

Electronic Equipment, Instruments & Components-0.26%
Jabil, Inc., 3.60%, 01/15/2030	210,000	212,669

Energy Equipment & Services-1.36%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc., 4.49%, 05/01/2030	218,000	239,118
Halliburton Co., 2.92%, 03/01/2030(b)	337,000	331,601
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	533,000	517,955

		1,088,674

Entertainment-0.64%
Activision Blizzard, Inc., 1.35%, 09/15/2030	218,000	194,316
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	320,000	320,475

		514,791

Equity REITs-3.69%
American Tower Corp.
2.90%, 01/15/2030	320,000	309,476
2.10%, 06/15/2030	320,000	289,944
1.88%, 10/15/2030	340,000	302,644
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	340,000	352,958
Camden Property Trust, 2.80%, 05/15/2030	318,000	314,929
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	320,000	312,406
Kimco Realty Corp., 2.70%, 10/01/2030	210,000	204,271
Prologis L.P., 1.25%, 10/15/2030	321,000	283,290

	Principal Amount	Value
Equity REITs-(continued)
Regency Centers L.P., 3.70%, 06/15/2030	$260,000	$271,849
Simon Property Group L.P., 2.65%, 07/15/2030	320,000	312,553

		2,954,320

Food & Staples Retailing-1.41%
Costco Wholesale Corp., 1.60%, 04/20/2030	753,000	699,209
Kroger Co. (The), 2.20%, 05/01/2030	218,000	206,351
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	218,000	220,480

		1,126,040

Food Products-2.87%
Campbell Soup Co., 2.38%, 04/24/2030(b)	218,000	207,931
Hormel Foods Corp., 1.80%, 06/11/2030	433,000	404,314
Ingredion, Inc., 2.90%, 06/01/2030	260,000	257,472
JM Smucker Co. (The), 2.38%, 03/15/2030	218,000	207,303
Kellogg Co., 2.10%, 06/01/2030	168,000	158,096
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	320,000	327,776
McCormick & Co., Inc., 2.50%, 04/15/2030	218,000	209,896
Mondelez International, Inc., 2.75%, 04/13/2030	533,000	525,952

		2,298,740

Gas Utilities-0.59%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	218,000	196,980
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	280,000	272,786

		469,766

Health Care Equipment & Supplies-2.73%
Abbott Laboratories, 1.40%, 06/30/2030	281,000	256,834
Becton, Dickinson and Co., 2.82%, 05/20/2030(b)	327,000	321,452
Boston Scientific Corp., 2.65%, 06/01/2030	513,000	497,822
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	327,000	331,348
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	427,000	387,902
Stryker Corp., 1.95%, 06/15/2030	427,000	395,596

		2,190,954

Health Care Providers & Services-5.55%
AmerisourceBergen Corp., 2.80%, 05/15/2030	218,000	214,445
Anthem, Inc., 2.25%, 05/15/2030	473,000	450,148
Centene Corp.
3.38%, 02/15/2030	859,000	825,486
3.00%, 10/15/2030	943,000	900,326
Cigna Corp., 2.40%, 03/15/2030	643,000	611,752
CommonSpirit Health, 2.78%, 10/01/2030	170,000	166,017
CVS Health Corp., 1.75%, 08/21/2030	540,000	488,249
Sutter Health, Series 20-A, 2.29%, 08/15/2030	300,000	282,534
UnitedHealth Group, Inc., 2.00%, 05/15/2030(b)	533,000	503,561

		4,442,518

Hotels, Restaurants & Leisure-2.87%
Booking Holdings, Inc., 4.63%, 04/13/2030	643,000	719,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	$428,000	$462,459
McDonald’s Corp., 2.13%, 03/01/2030	321,000	304,245
Starbucks Corp.
2.25%, 03/12/2030	320,000	302,494
2.55%, 11/15/2030(b)	533,000	512,193

		2,301,007

Household Durables-0.75%
Mohawk Industries, Inc., 3.63%, 05/15/2030	210,000	216,940
NVR, Inc., 3.00%, 05/15/2030	383,000	380,754

		597,694

Household Products-0.86%
Clorox Co. (The), 1.80%, 05/15/2030	218,000	200,711
Procter & Gamble Co. (The), 1.20%, 10/29/2030	540,000	488,632

		689,343

Industrial Conglomerates-0.51%
Honeywell International, Inc., 1.95%, 06/01/2030	433,000	408,479

Insurance-5.65%
Alleghany Corp., 3.63%, 05/15/2030	210,000	214,337
Allstate Corp. (The), 1.45%, 12/15/2030(b)	260,000	233,638
American International Group, Inc., 3.40%, 06/30/2030	683,000	702,061
Aon Corp., 2.80%, 05/15/2030	427,000	420,341
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	218,000	206,956
1.45%, 10/15/2030	321,000	293,337
Brighthouse Financial, Inc., 5.63%, 05/15/2030	260,000	296,770
CNA Financial Corp., 2.05%, 08/15/2030	210,000	194,396
Fidelity National Financial, Inc., 3.40%, 06/15/2030	280,000	280,723
Loews Corp., 3.20%, 05/15/2030	218,000	222,936
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	327,000	306,816
Principal Financial Group, Inc., 2.13%, 06/15/2030	261,000	247,197
Prudential Financial, Inc., 2.10%, 03/10/2030	218,000	208,540
Prudential PLC (United Kingdom), 3.13%, 04/14/2030(b)	430,000	436,426
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	260,000	258,920

		4,523,394

Interactive Media & Services-1.09%
Alphabet, Inc., 1.10%, 08/15/2030(b)	963,000	871,407

Internet & Direct Marketing Retail-1.49%
Amazon.com, Inc., 1.50%, 06/03/2030	863,000	799,710
eBay, Inc., 2.70%, 03/11/2030	410,000	397,891

		1,197,601

IT Services-2.71%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	427,000	383,923
Fiserv, Inc., 2.65%, 06/01/2030(b)	433,000	412,020
Global Payments, Inc., 2.90%, 05/15/2030	433,000	416,864

	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp., 1.95%, 05/15/2030(b)	$580,000	$545,035
PayPal Holdings, Inc., 2.30%, 06/01/2030	431,000	410,564

		2,168,406

Life Sciences Tools & Services-0.25%
Agilent Technologies, Inc., 2.10%, 06/04/2030	218,000	202,558

Machinery-2.01%
Cummins, Inc., 1.50%, 09/01/2030	363,000	326,087
Flowserve Corp., 3.50%, 10/01/2030	210,000	208,678
IDEX Corp., 3.00%, 05/01/2030	218,000	214,939
John Deere Capital Corp., 2.45%, 01/09/2030	240,000	237,354
Otis Worldwide Corp., 2.57%, 02/15/2030	643,000	622,188

		1,609,246

Media-0.85%
Discovery Communications LLC, 3.63%, 05/15/2030	427,000	428,475
Omnicom Group, Inc., 2.45%, 04/30/2030	261,000	250,484

		678,959

Metals & Mining-1.33%
Newmont Corp., 2.25%, 10/01/2030	427,000	399,328
Nucor Corp., 2.70%, 06/01/2030	218,000	214,504
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	218,000	202,266
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	240,000	246,024

		1,062,122

Multi-Utilities-1.20%
NiSource, Inc., 3.60%, 05/01/2030	427,000	436,586
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	241,000	214,348
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	343,000	311,677

		962,611

Oil, Gas & Consumable Fuels-7.74%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	427,000	387,122
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	168,000	164,408
Chevron Corp., 2.24%, 05/11/2030	643,000	626,488
Enterprise Products Operating LLC, 2.80%, 01/31/2030	533,000	525,572
EOG Resources, Inc., 4.38%, 04/15/2030	320,000	353,588
Equinor ASA (Norway), 2.38%, 05/22/2030	327,000	318,728
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	863,000	857,150
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	200,000	199,090
MPLX L.P., 2.65%, 08/15/2030	640,000	602,321
ONEOK, Inc., 3.10%, 03/15/2030	336,000	324,383
Phillips 66, 2.15%, 12/15/2030	360,000	332,538
Pioneer Natural Resources Co., 1.90%, 08/15/2030	477,000	433,589
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	327,000	328,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	$300,000	$305,167
Williams Cos., Inc. (The), 3.50%, 11/15/2030	433,000	440,453

		6,198,892

Personal Products-0.60%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	300,000	299,863
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	200,000	178,697

		478,560

Pharmaceuticals-6.49%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	560,000	505,853
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	540,000	489,939
Johnson & Johnson, 1.30%, 09/01/2030	750,000	690,198
Merck & Co., Inc., 1.45%, 06/24/2030(b)	533,000	487,117
Perrigo Finance Unlimited Co., 3.90%, 06/15/2030	400,000	367,035
Pfizer, Inc., 1.70%, 05/28/2030(b)	427,000	398,772
Royalty Pharma PLC, 2.20%, 09/02/2030	430,000	390,428
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	1,070,000	994,973
Viatris, Inc., 2.70%, 06/22/2030	620,000	581,319
Zoetis, Inc., 2.00%, 05/15/2030	320,000	297,364

		5,202,998

Professional Services-0.32%
Equifax, Inc., 3.10%, 05/15/2030	260,000	257,783

Road & Rail-0.24%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	200,000	189,313

Semiconductors & Semiconductor Equipment-2.13%
Applied Materials, Inc., 1.75%, 06/01/2030	321,000	300,619
Lam Research Corp., 1.90%, 06/15/2030	321,000	300,813
QUALCOMM, Inc., 2.15%, 05/20/2030	513,000	492,979
Texas Instruments, Inc., 1.75%, 05/04/2030	319,000	299,508
Xilinx, Inc., 2.38%, 06/01/2030	327,000	314,746

		1,708,665

Software-1.62%
Autodesk, Inc., 2.85%, 01/15/2030	210,000	205,176
Citrix Systems, Inc., 3.30%, 03/01/2030(b)	320,000	322,427
Intuit, Inc., 1.65%, 07/15/2030	218,000	200,429
ServiceNow, Inc., 1.40%, 09/01/2030	643,000	569,107

		1,297,139

Specialty Retail-2.34%
AutoNation, Inc., 4.75%, 06/01/2030	218,000	235,079
Best Buy Co., Inc., 1.95%, 10/01/2030	281,000	256,074
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	320,000	378,967
Leidos, Inc., 4.38%, 05/15/2030	260,000	274,750
Lowe’s Cos., Inc., 1.70%, 10/15/2030(b)	537,000	483,527
Tractor Supply Co., 1.75%, 11/01/2030	281,000	249,576

		1,877,973

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.85%
Apple, Inc.
1.65%, 05/11/2030	$753,000	$702,628
1.25%, 08/20/2030	540,000	486,960
NetApp, Inc., 2.70%, 06/22/2030	300,000	290,698

		1,480,286

Textiles, Apparel & Luxury Goods-0.79%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	321,000	320,432
VF Corp., 2.95%, 04/23/2030	320,000	314,915

		635,347

Tobacco-1.14%
Altria Group, Inc., 3.40%, 05/06/2030	327,000	322,096

Philip Morris International, Inc.
2.10%, 05/01/2030	320,000	300,948
1.75%, 11/01/2030	324,000	293,424

		916,468

Trading Companies & Distributors-0.93%
Air Lease Corp.
3.00%, 02/01/2030	220,000	211,079
3.13%, 12/01/2030	320,000	308,629
GATX Corp., 4.00%, 06/30/2030	217,000	229,060

		748,768

Water Utilities-0.54%
American Water Capital Corp., 2.80%, 05/01/2030	217,000	214,922
Essential Utilities, Inc., 2.70%, 04/15/2030	218,000	214,399

		429,321

Total U.S. Dollar Denominated Bonds & Notes (Cost $83,195,440)		79,312,984

	Shares
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $148,752)	148,752	148,752

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $83,344,192)		79,461,736

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.29%
Invesco Private Government Fund, 0.12%(c)(d)(e)	2,713,858	2,713,858
Invesco Private Prime Fund, 0.08%(c)(d)(e)	6,331,702	6,332,335

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,046,703)		9,046,193

TOTAL INVESTMENTS IN SECURITIES-110.49% (Cost $92,390,895)		88,507,929
OTHER ASSETS LESS LIABILITIES-(10.49)%		(8,403,594)

NET ASSETS-100.00%		$80,104,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued) February 28, 2022 (Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$7,342	$653,762	$(512,352)	$-	$-	$148,752	$20

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	935,638	5,266,009	(3,487,789)	-	-	2,713,858	226	*

Invesco Private Prime Fund	2,183,156	11,262,390	(7,112,020)	(510)	(681)	6,332,335	1,490	*

Total	$3,126,136	$17,182,161	$(11,112,161)	$(510)	$(681)	$9,194,945	$1,736

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Health Care	17.49

Financials	14.71

Consumer Discretionary	9.99

Industrials	9.42

Consumer Staples	9.32

Energy	9.10

Information Technology	9.01

Utilities	7.64

Materials	5.03

Real Estate	3.69

Communication Services	3.61

Money Market Funds Plus Other Assets Less Liabilities	0.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2031 Corporate Bond ETF (BSCV) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.54%
Aerospace & Defense-1.77%
Boeing Co. (The), 3.63%, 02/01/2031	$130,000	$131,160
General Dynamics Corp., 2.25%, 06/01/2031	40,000	38,914
L3Harris Technologies, Inc., 1.80%, 01/15/2031	60,000	54,211
Raytheon Technologies Corp., 1.90%, 09/01/2031	80,000	72,907
Textron, Inc., 2.45%, 03/15/2031	50,000	46,881

		344,073

Air Freight & Logistics-0.49%
FedEx Corp., 2.40%, 05/15/2031	100,000	95,336

Automobiles-2.84%
American Honda Finance Corp., 1.80%, 01/13/2031	50,000	46,210
Daimler Finance North America LLC (Germany), 8.50%, 01/18/2031	140,000	199,205
General Motors Financial Co., Inc.
2.35%, 01/08/2031	80,000	72,801
2.70%, 06/10/2031	100,000	92,593
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	50,000	49,055
Toyota Motor Credit Corp.
1.65%, 01/10/2031	50,000	45,723
1.90%, 09/12/2031	50,000	46,256

		551,843

Banks-1.87%
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	140,000	132,632
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.22%, 09/17/2031	200,000	186,179
SVB Financial Group, 1.80%, 02/02/2031	50,000	45,288

		364,099

Beverages-2.88%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	70,000	80,329
Coca-Cola Co. (The)
2.00%, 03/05/2031	70,000	66,366
1.38%, 03/15/2031	120,000	107,980
Constellation Brands, Inc., 2.25%, 08/01/2031	100,000	91,429
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	50,000	46,790
PepsiCo, Inc.
1.40%, 02/25/2031(b)	60,000	54,016
1.95%, 10/21/2031	120,000	113,852

		560,762

Biotechnology-0.57%
Amgen, Inc., 2.30%, 02/25/2031	120,000	111,918

Building Products-0.86%
Carrier Global Corp., 2.70%, 02/15/2031	70,000	67,750
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	50,000	45,616
Masco Corp., 2.00%, 02/15/2031	60,000	54,436

		167,802

Capital Markets-4.95%
Ares Capital Corp., 3.20%, 11/15/2031	60,000	54,263

	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	$50,000	$46,126
1.80%, 07/28/2031	50,000	45,957
BlackRock, Inc., 1.90%, 01/28/2031	120,000	111,559
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	40,000	38,282
Charles Schwab Corp. (The)
1.65%, 03/11/2031	70,000	63,640
2.30%, 05/13/2031	70,000	66,989
1.95%, 12/01/2031	80,000	73,771
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.63%, 10/15/2031	100,000	93,107
Moody’s Corp., 2.00%, 08/19/2031	60,000	55,010
Nasdaq, Inc., 1.65%, 01/15/2031	60,000	52,870
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	200,000	186,738
State Street Corp., 2.20%, 03/03/2031	80,000	75,270

		963,582

Chemicals-0.27%
Ecolab, Inc., 1.30%, 01/30/2031	60,000	53,385

Commercial Services & Supplies-0.73%
Republic Services, Inc., 1.45%, 02/15/2031	60,000	53,168
Waste Management, Inc., 1.50%, 03/15/2031	100,000	89,458

		142,626

Communications Equipment-0.39%
Motorola Solutions, Inc., 2.75%, 05/24/2031	80,000	75,507

Construction Materials-0.77%
Eagle Materials, Inc., 2.50%, 07/01/2031	70,000	65,444
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	90,000	84,362

		149,806

Consumer Finance-1.89%
Ally Financial, Inc.
8.00%, 11/01/2031	190,000	250,163
8.00%, 11/01/2031	40,000	52,194
Synchrony Financial, 2.88%, 10/28/2031	70,000	65,054

		367,411

Containers & Packaging-0.40%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	77,067

Diversified Financial Services-0.25%
ORIX Corp. (Japan), 2.25%, 03/09/2031	50,000	48,254

Diversified Telecommunication Services-6.26%
AT&T, Inc., 2.75%, 06/01/2031	290,000	282,113
Orange S.A. (France), 9.00%, 03/01/2031	240,000	343,969
Verizon Communications, Inc.
1.75%, 01/20/2031	220,000	198,168
2.55%, 03/21/2031	410,000	393,813

		1,218,063

Electric Utilities-4.92%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	50,000	48,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	$60,000	$57,187
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	50,000	44,858
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	90,000	85,735
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	50,000	48,725
Duke Energy Corp., 2.55%, 06/15/2031	100,000	93,699
Duke Energy Florida LLC, 2.40%, 12/15/2031	60,000	57,082
Duke Energy Progress LLC, 2.00%, 08/15/2031	60,000	55,784
Entergy Corp., 2.40%, 06/15/2031	60,000	55,539
Entergy Texas, Inc., 1.75%, 03/15/2031	60,000	54,226
Pacific Gas and Electric Co., 2.50%, 02/01/2031	170,000	151,492
Progress Energy, Inc., 7.75%, 03/01/2031	50,000	66,527
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	64,688
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	40,000	35,570
Virginia Electric & Power Co., 2.30%, 11/15/2031	40,000	37,972

		957,150

Electrical Equipment-0.49%
Emerson Electric Co., 2.20%, 12/21/2031	100,000	95,162

Electronic Equipment, Instruments & Components-1.67%
Amphenol Corp., 2.20%, 09/15/2031	70,000	64,558
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	100,000	97,252
Jabil, Inc., 3.00%, 01/15/2031	60,000	57,870
Teledyne Technologies, Inc., 2.75%, 04/01/2031	110,000	106,249

		325,929

Energy Equipment & Services-0.25%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031(b) .	50,000	48,852

Entertainment-1.55%
Electronic Arts, Inc., 1.85%, 02/15/2031	70,000	63,934
Walt Disney Co. (The), 2.65%, 01/13/2031	240,000	237,636

		301,570

Equity REITs-10.95%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	70,000	71,585
American Assets Trust L.P., 3.38%, 02/01/2031	40,000	38,763
American Tower Corp.
2.70%, 04/15/2031	70,000	65,916
2.30%, 09/15/2031	70,000	63,632
AvalonBay Communities, Inc., 2.45%, 01/15/2031	50,000	48,849
Boston Properties L.P., 3.25%, 01/30/2031	120,000	119,764
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	50,000	46,245
CBRE Services, Inc., 2.50%, 04/01/2031	50,000	47,382
Corporate Office Properties L.P., 2.75%, 04/15/2031	60,000	56,419
Crown Castle International Corp.
2.25%, 01/15/2031	90,000	82,205
2.10%, 04/01/2031	100,000	90,112
2.50%, 07/15/2031	70,000	65,064

	Principal Amount	Value
Equity REITs-(continued)
Equinix, Inc., 2.50%, 05/15/2031	$100,000	$92,533
ERP Operating L.P., 1.85%, 08/01/2031	50,000	46,389
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	60,000	59,886
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	80,000	72,580
Healthpeak Properties, Inc., 2.88%, 01/15/2031 .	60,000	59,020
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	60,000	53,667
Kimco Realty Corp., 2.25%, 12/01/2031	50,000	46,181
Life Storage L.P., 2.40%, 10/15/2031	60,000	55,831
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	120,000	113,249
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	70,000	66,263
Physicians Realty L.P., 2.63%, 11/01/2031	50,000	46,924
Public Storage
2.30%, 05/01/2031	60,000	57,830
2.25%, 11/09/2031	50,000	47,852
Realty Income Corp., 3.25%, 01/15/2031	90,000	91,334
Sabra Health Care L.P., 3.20%, 12/01/2031	80,000	74,451
Simon Property Group L.P., 2.20%, 02/01/2031 .	70,000	65,544
Sun Communities Operating L.P., 2.70%, 07/15/2031	70,000	65,891
Ventas Realty L.P., 2.50%, 09/01/2031	50,000	47,233
W.P. Carey, Inc., 2.40%, 02/01/2031	50,000	46,914
Welltower, Inc.
2.75%, 01/15/2031	60,000	58,119
2.80%, 06/01/2031	70,000	67,914

		2,131,541

Food & Staples Retailing-1.15%
Kroger Co. (The), 1.70%, 01/15/2031	50,000	45,293
Walmart, Inc., 1.80%, 09/22/2031	190,000	178,605

		223,898

Food Products-1.81%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	100,000	95,236
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	47,411
General Mills, Inc., 2.25%, 10/14/2031	40,000	37,632
Kellogg Co., Series B, 7.45%, 04/01/2031	60,000	81,266
McCormick & Co., Inc., 1.85%, 02/15/2031	50,000	45,539
Mondelez International, Inc., 1.50%, 02/04/2031	50,000	44,620

		351,704

Gas Utilities-0.47%
Atmos Energy Corp., 1.50%, 01/15/2031	50,000	44,189
National Fuel Gas Co., 2.95%, 03/01/2031	50,000	47,085

		91,274

Health Care Equipment & Supplies-1.09%
Baxter International, Inc., 1.73%, 04/01/2031	60,000	54,435
Becton, Dickinson and Co., 1.96%, 02/11/2031	100,000	90,925
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	70,000	66,120

		211,480

Health Care Providers & Services-5.79%
AmerisourceBergen Corp., 2.70%, 03/15/2031	100,000	96,418
Anthem, Inc., 2.55%, 03/15/2031	100,000	96,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Centene Corp.
2.50%, 03/01/2031	$210,000	$194,301
2.63%, 08/01/2031	120,000	110,824
Cigna Corp., 2.38%, 03/15/2031	140,000	132,039
CVS Health Corp.
1.88%, 02/28/2031	120,000	109,164
2.13%, 09/15/2031	100,000	92,447
HCA, Inc., 2.38%, 07/15/2031	70,000	64,403
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	50,000	47,942
Quest Diagnostics, Inc., 2.80%, 06/30/2031	50,000	48,551
UnitedHealth Group, Inc., 2.30%, 05/15/2031	140,000	135,030

		1,127,407

Hotels, Restaurants & Leisure-1.03%
Expedia Group, Inc., 2.95%, 03/15/2031	100,000	95,969
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	110,000	104,915

		200,884

Household Products-0.78%
Kimberly-Clark Corp., 2.00%, 11/02/2031	60,000	56,474
Procter & Gamble Co. (The), 1.95%, 04/23/2031(b)	100,000	96,250

		152,724

Independent Power and Renewable Electricity Producers-0.78%
AES Corp. (The), 2.45%, 01/15/2031	100,000	92,471
DTE Electric Co., Series C, 2.63%, 03/01/2031	60,000	59,085

		151,556

Industrial Conglomerates-1.03%
Honeywell International, Inc., 1.75%, 09/01/2031	140,000	129,119
Roper Technologies, Inc., 1.75%, 02/15/2031	80,000	70,677

		199,796

Insurance-1.91%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	50,000	47,460
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	40,000	39,707
Brown & Brown, Inc., 2.38%, 03/15/2031	70,000	65,217
Fidelity National Financial, Inc., 2.45%, 03/15/2031	60,000	55,989
First American Financial Corp., 2.40%, 08/15/2031	60,000	54,804
Lincoln National Corp., 3.40%, 01/15/2031(b)	50,000	51,100
Primerica, Inc., 2.80%, 11/19/2031	60,000	57,672

		371,949

Internet & Direct Marketing Retail-1.78%
Amazon.com, Inc., 2.10%, 05/12/2031	290,000	279,157
eBay, Inc., 2.60%, 05/10/2031	70,000	66,565

		345,722

IT Services-2.81%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	100,000	94,138
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	120,000	109,333
Global Payments, Inc., 2.90%, 11/15/2031	70,000	66,788

	Principal Amount	Value
IT Services-(continued)
Mastercard, Inc.
1.90%, 03/15/2031	$60,000	$56,655
2.00%, 11/18/2031	70,000	66,281
VeriSign, Inc., 2.70%, 06/15/2031	70,000	65,072
Visa, Inc., 1.10%, 02/15/2031	100,000	88,699

		546,966

Leisure Products-0.23%
Brunswick Corp., 2.40%, 08/18/2031	50,000	45,762

Life Sciences Tools & Services-1.39%
Agilent Technologies, Inc., 2.30%, 03/12/2031	70,000	65,505
Illumina, Inc., 2.55%, 03/23/2031	50,000	47,430
PerkinElmer, Inc., 2.25%, 09/15/2031	50,000	45,850
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	120,000	111,432

		270,217

Machinery-1.31%
Caterpillar, Inc., 1.90%, 03/12/2031	50,000	47,893
IDEX Corp., 2.63%, 06/15/2031	50,000	47,681
John Deere Capital Corp.
1.45%, 01/15/2031	60,000	54,700
2.00%, 06/17/2031	60,000	57,135
Xylem, Inc., 2.25%, 01/30/2031	50,000	47,078

		254,487

Media-3.50%
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., 2.80%, 04/01/2031	150,000	140,074
Comcast Corp.
1.95%, 01/15/2031	140,000	130,325
1.50%, 02/15/2031	170,000	152,757
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	50,000	47,453
Omnicom Group, Inc., 2.60%, 08/01/2031	80,000	76,940
Paramount Global, 4.95%, 01/15/2031	120,000	133,115

		680,664

Metals & Mining-0.26%
Steel Dynamics, Inc., 3.25%, 01/15/2031	50,000	49,962

Multiline Retail-0.64%
Dollar Tree, Inc., 2.65%, 12/01/2031	80,000	76,028
Kohl’s Corp., 3.38%, 05/01/2031(b)	50,000	49,243

		125,271

Multi-Utilities-1.80%
Ameren Corp., 3.50%, 01/15/2031	80,000	82,318
CenterPoint Energy, Inc., 2.65%, 06/01/2031	50,000	47,868
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	100,000	92,615
NiSource, Inc., 1.70%, 02/15/2031	70,000	61,305
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	70,000	66,355

		350,461

Oil, Gas & Consumable Fuels-5.34%
Burlington Resources LLC
7.20%, 08/15/2031	60,000	80,397
7.40%, 12/01/2031	40,000	55,679
Conoco Funding Co., 7.25%, 10/15/2031	50,000	68,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Devon Energy Corp., 7.88%, 09/30/2031	$60,000	$80,922
Diamondback Energy, Inc., 3.13%, 03/24/2031	90,000	87,921
Hess Corp., 7.30%, 08/15/2031	50,000	63,455
Kinder Morgan, Inc.
2.00%, 02/15/2031(b)	70,000	62,946
7.80%, 08/01/2031	40,000	52,538
ONEOK, Inc., 6.35%, 01/15/2031	60,000	71,047
Ovintiv, Inc., 7.38%, 11/01/2031	40,000	50,924
Pioneer Natural Resources Co., 2.15%, 01/15/2031	100,000	92,310
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	100,000	93,489
Valero Energy Corp., 2.80%, 12/01/2031	50,000	47,270
Williams Cos., Inc. (The), 2.60%, 03/15/2031	140,000	132,319

		1,039,805

Personal Products-0.71%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	50,000	47,095
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	100,000	91,307

		138,402

Pharmaceuticals-2.03%
Astrazeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031(b)	70,000	67,297
Merck & Co., Inc., 2.15%, 12/10/2031	190,000	181,621
Pfizer, Inc., 1.75%, 08/18/2031	100,000	92,686
Royalty Pharma PLC, 2.15%, 09/02/2031	60,000	53,731

		395,335

Professional Services-0.47%
Equifax, Inc., 2.35%, 09/15/2031	100,000	91,928

Road & Rail-1.39%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	130,000	124,896
Norfolk Southern Corp., 2.30%, 05/15/2031	50,000	48,279
Union Pacific Corp., 2.38%, 05/20/2031	100,000	97,045

		270,220

Semiconductors & Semiconductor Equipment-2.47%
Analog Devices, Inc., 2.10%, 10/01/2031	100,000	95,416
Intel Corp., 2.00%, 08/12/2031	120,000	111,635
Marvell Technology, Inc., 2.95%, 04/15/2031	70,000	67,465
NVIDIA Corp., 2.00%, 06/15/2031	120,000	112,936
Skyworks Solutions, Inc., 3.00%, 06/01/2031	50,000	46,679
Texas Instruments, Inc., 1.90%, 09/15/2031(b)	50,000	47,255

		481,386

Software-3.48%
Autodesk, Inc., 2.40%, 12/15/2031	80,000	74,150
Fortinet, Inc., 2.20%, 03/15/2031	50,000	45,986
Oracle Corp., 2.88%, 03/25/2031	310,000	296,219
salesforce.com, inc., 1.95%, 07/15/2031	140,000	132,390
VMware, Inc., 2.20%, 08/15/2031	140,000	128,316

		677,061

	Principal Amount	Value
Specialty Retail-3.06%
AutoZone, Inc., 1.65%, 01/15/2031	$60,000	$53,245
Home Depot, Inc. (The)
1.38%, 03/15/2031	120,000	107,537
1.88%, 09/15/2031	100,000	92,859
Leidos, Inc., 2.30%, 02/15/2031	100,000	90,210
Lowe’s Cos., Inc., 2.63%, 04/01/2031	120,000	116,026
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	50,000	44,908
Ross Stores, Inc., 1.88%, 04/15/2031	50,000	45,267
TJX Cos., Inc. (The), 1.60%, 05/15/2031	50,000	45,289

		595,341

Technology Hardware, Storage & Peripherals-1.72%
Apple, Inc.
1.65%, 02/08/2031	260,000	241,835
1.70%, 08/05/2031	100,000	92,766

		334,601

Tobacco-0.57%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	120,000	110,029

Water Utilities-0.24%
American Water Capital Corp., 2.30%, 06/01/2031	50,000	47,213

Wireless Telecommunication Services-0.48%
T-Mobile USA, Inc., 2.88%, 02/15/2031	100,000	93,977

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,305,524)		19,179,220

	Shares
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $85,681)	85,681	85,681

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $20,391,205)		19,264,901

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.06%
Invesco Private Government Fund, 0.12%(c)(d)(e)	120,486	120,486
Invesco Private Prime Fund, 0.08%(c)(d)(e)	281,106	281,134

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $401,622)		401,620

TOTAL INVESTMENTS IN SECURITIES-101.04% (Cost $20,792,827)		19,666,521
OTHER ASSETS LESS LIABILITIES-(1.04)%		(202,303)

NET ASSETS-100.00%		$19,464,218

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$209,087	$(123,406)	$-	$-	$85,681	$9

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	494,793	(374,307)	-	-	120,486	8	*

Invesco Private Prime Fund	-	975,002	(693,847)	(2)	(19)	281,134	45	*

Total	$-	$1,678,882	$(1,191,560)	$(2)	$(19)	$487,301	$62

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Information Technology	12.54

Communication Services	11.79

Real Estate	10.95

Health Care	10.87

Financials	10.87

Consumer Discretionary	9.58

Industrials	9.03

Utilities	8.21

Consumer Staples	7.41

Energy	5.59

Materials	1.70

Money Market Funds Plus Other Assets Less Liabilities	1.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-89.19%
Aerospace & Defense-1.82%
TransDigm, Inc.
8.00%, 12/15/2025(b)	$9,596,000	$10,031,274
7.50%, 03/15/2027	4,904,000	5,074,414

		15,105,688

Airlines-0.39%
United Airlines Holdings, Inc., 4.25%, 10/01/2022	3,189,000	3,248,411

Auto Components-3.81%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	3,175,000	3,224,340
6.50%, 04/01/2027	3,973,000	4,066,366
Clarios Global L.P., 6.75%, 05/15/2025(b)	4,170,000	4,331,921
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	1,025,000	1,039,130
Dana, Inc., 5.38%, 11/15/2027	3,707,000	3,785,792
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	5,043,000	5,162,973
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025	7,470,000	7,961,152
5.00%, 05/31/2026	2,081,000	2,091,384

		31,663,058

Automobiles-3.75%
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	1,982,000	2,089,474
Ford Motor Credit Co. LLC
2.98%, 08/03/2022	7,997,000	8,006,636
4.25%, 09/20/2022	8,800,000	8,892,356
3.55%, 10/07/2022	5,680,000	5,718,908
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	6,080,000	6,414,400

		31,121,774

Building Products-0.25%
JELD-WEN, Inc., 6.25%, 05/15/2025(b)	1,985,000	2,049,483

Chemicals-2.18%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	614,000	622,381
Avient Corp., 5.75%, 05/15/2025(b)	5,588,000	5,741,782
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	2,695,000	2,748,658
Olin Corp., 5.50%, 08/15/2022	1,589,000	1,609,419
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	2,777,000	2,839,288
Tronox, Inc., 6.50%, 05/01/2025(b)	4,377,000	4,550,876

		18,112,404

Commercial Services & Supplies-3.37%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	17,000,000	17,430,100
Brink’s Co. (The), 5.50%, 07/15/2025(b)	3,732,000	3,820,579
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	4,801,000	4,821,068
Quad/Graphics, Inc., 7.00%, 05/01/2022	1,899,000	1,903,748

		27,975,495

	Principal Amount	Value
Consumer Finance-1.72%
Credit Acceptance Corp., 6.63%, 03/15/2026	$3,442,000	$3,553,985
OneMain Finance Corp., 8.88%, 06/01/2025	5,157,000	5,447,210
PRA Group, Inc., 7.38%, 09/01/2025(b)	2,386,000	2,508,223
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	2,802,000	2,800,137

		14,309,555

Containers & Packaging-1.97%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	5,560,000	5,615,656
Berry Global, Inc., 4.50%, 02/15/2026(b)	384,000	385,238
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	5,701,000	5,719,756
Graphic Packaging International LLC, 4.88%, 11/15/2022	2,148,000	2,172,197
Silgan Holdings, Inc., 4.75%, 03/15/2025	2,464,000	2,473,228

		16,366,075

Diversified Consumer Services-0.53%
Service Corp. International, 4.63%, 12/15/2027	4,371,000	4,420,217

Diversified Financial Services-0.47%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	2,504,000	2,564,384
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	1,316,000	1,373,391

		3,937,775

Diversified Telecommunication Services-6.37%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	13,500,000	14,156,842
Altice France S.A. (France), 8.13%, 02/01/2027(b)	13,905,000	14,652,394
Level 3 Financing, Inc.
5.38%, 05/01/2025	4,172,000	4,188,605
5.25%, 03/15/2026	6,798,000	6,819,550
Lumen Technologies, Inc., Series T, 5.80%, 03/15/2022	13,068,000	13,090,150

		52,907,541

Electric Utilities-2.05%
FirstEnergy Corp., Series A, 3.35%, 07/15/2022	3,972,000	3,966,082
NRG Energy, Inc., 6.63%, 01/15/2027	2,980,000	3,084,300
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	515,000	515,337
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	9,330,000	9,488,657

		17,054,376

Electrical Equipment-1.51%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	11,918,000	12,504,246

Entertainment-0.25%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	1,991,000	2,089,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Equity REITs-4.89%
Diversified Healthcare Trust, 9.75%, 06/15/2025	$7,945,000	$8,402,473
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(b)	3,699,000	3,819,772
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	843,000	881,938
Service Properties Trust, 5.00%, 08/15/2022	4,665,000	4,652,825
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	17,999,000	18,750,908
XHR L.P., 6.38%, 08/15/2025(b)	3,971,000	4,094,359

		40,602,275

Food & Staples Retailing-1.34%
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	5,439,000	2,251,642
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	619,000	642,107
US Foods, Inc., 6.25%, 04/15/2025(b)	7,947,000	8,234,920

		11,128,669

Food Products-2.65%
B&G Foods, Inc., 5.25%, 04/01/2025	7,154,000	7,198,677
Del Monte Foods, Inc., 11.88%, 05/15/2025(b)	3,977,000	4,403,732
Post Holdings, Inc., 5.75%, 03/01/2027(b)	10,323,000	10,436,553

		22,038,962

Health Care Equipment & Supplies-0.78%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.38%, 06/01/2025(b)	2,240,000	2,317,011
Teleflex, Inc., 4.63%, 11/15/2027	4,081,000	4,150,397

		6,467,408

Health Care Providers & Services-0.48%
ModivCare, Inc., 5.88%, 11/15/2025(b)	3,973,000	3,992,031

Hotels, Restaurants & Leisure-11.60%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	4,162,000	4,291,688
Aramark Services, Inc.
5.00%, 04/01/2025(b)	1,453,000	1,466,251
6.38%, 05/01/2025(b)	13,999,000	14,472,796
Boyd Gaming Corp., 8.63%, 06/01/2025(b)	3,027,000	3,189,474
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	8,627,000	8,877,744
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	3,971,000	4,102,043
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	4,765,000	4,872,475
IRB Holding Corp., 7.00%, 06/15/2025(b)	7,002,000	7,324,022
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	5,938,000	6,094,615
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)	2,338,000	2,416,861

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MGM Resorts International
7.75%, 03/15/2022	$8,796,000	$8,824,455
6.75%, 05/01/2025	6,942,000	7,192,676
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	596,000	626,959
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	5,761,000	6,013,015
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	5,602,000	5,777,511
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp., 7.75%, 04/15/2025(b)	4,762,000	4,976,742
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	5,552,000	5,788,376

		96,307,703

Household Durables-0.42%
Beazer Homes USA, Inc., 6.75%, 03/15/2025	588,000	594,515
KB Home, 7.50%, 09/15/2022	2,777,000	2,863,740

		3,458,255

Leisure Products-0.72%
Mattel, Inc., 5.88%, 12/15/2027(b)	5,601,000	5,944,005

Machinery-1.34%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	6,440,000	6,657,253
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	1,479,000	1,504,631
Welbilt, Inc., 9.50%, 02/15/2024	2,950,000	2,962,405

		11,124,289

Media-12.28%
AMC Networks, Inc., 5.00%, 04/01/2024	1,781,000	1,780,786
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	897,000	916,052
5.13%, 05/01/2027(b)	21,195,000	21,454,215
5.00%, 02/01/2028(b)	17,001,000	17,063,479
CSC Holdings LLC
5.88%, 09/15/2022	5,701,000	5,785,831
5.50%, 04/15/2027(b)	10,410,000	10,396,571
DISH DBS Corp., 5.88%, 07/15/2022	17,995,000	18,171,891
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	915,000	948,091
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b) .	11,876,000	12,008,536
Univision Communications, Inc., 9.50%, 05/01/2025(b)	3,426,000	3,610,285
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	4,762,000	4,851,716
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	4,970,000	5,037,368

		102,024,821

Metals & Mining-2.36%
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(b)	5,220,000	5,800,568
6.75%, 03/15/2026(b)	6,715,000	7,090,167
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	4,201,000	4,366,652
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)(c)	2,384,000	2,381,938

		19,639,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.94%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	$5,161,000	$5,431,436
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	1,805,000	1,947,640
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	4,470,000	4,614,582
EQT Corp., 3.00%, 10/01/2022	5,313,000	5,360,950
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	6,317,000	6,482,916
Range Resources Corp., 5.00%, 08/15/2022	1,350,000	1,353,564
Southwestern Energy Co., 7.75%, 10/01/2027	3,499,000	3,708,590
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	5,640,000	5,829,645
5.38%, 02/01/2027	3,206,000	3,298,285
6.50%, 07/15/2027	6,586,000	6,989,919
Western Midstream Operating L.P., 4.00%, 07/01/2022	4,317,000	4,321,857

		49,339,384

Pharmaceuticals-2.95%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	13,998,000	14,498,149
8.50%, 01/31/2027(b)	5,280,000	5,356,454
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	4,565,000	4,673,350

		24,527,953

Road & Rail-2.32%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	8,794,000	9,154,554
XPO Logistics, Inc., 6.25%, 05/01/2025(b)	9,737,000	10,117,230

		19,271,784

Software-1.23%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	4,762,000	4,933,432
CDK Global, Inc., 4.88%, 06/01/2027	5,176,000	5,307,186

		10,240,618

Specialty Retail-0.61%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,455,000	2,529,571
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	2,382,000	2,501,076

		5,030,647

Technology Hardware, Storage & Peripherals-0.81%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	6,484,000	6,759,635

Textiles, Apparel & Luxury Goods-1.35%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	3,053,000	3,224,624

	Principal Amount	Value
Textiles, Apparel & Luxury Goods-(continued)
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	$3,732,000	$3,929,087
William Carter Co. (The), 5.50%, 05/15/2025(b)	3,970,000	4,073,816

		11,227,527

Trading Companies & Distributors-0.99%
United Rentals North America, Inc., 5.50%, 05/15/2027	7,943,000	8,203,491

Wireless Telecommunication Services-3.69%
C&W Senior Financing DAC (Panama), 6.88%, 09/15/2027(b)	9,690,000	10,059,770
Sprint Communications, Inc., 6.00%, 11/15/2022	20,003,000	20,586,688

		30,646,458

Total U.S. Dollar Denominated Bonds & Notes (Cost $745,629,283)		740,840,624

U.S. Treasury Securities-7.64%
U.S. Treasury Bills-7.64%
0.14%–0.21%, 04/21/2022(d)	21,000,000	20,994,715
0.07%–0.08%, 03/24/2022(d)	15,500,000	15,499,440
0.31%, 05/19/2022(d)	27,000,000	26,982,423

Total U.S. Treasury Securities (Cost $63,475,884)		63,476,578

	Shares
Money Market Funds-1.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $14,113,553)	14,113,553	14,113,553

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.53% (Cost $823,218,720)		818,430,755

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.09%
Invesco Private Government Fund, 0.12%(e)(f)(g)	223,925	223,925
Invesco Private Prime Fund, 0.08%(e)(f)(g)	522,439	522,491

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $746,520)		746,416

TOTAL INVESTMENTS IN SECURITIES-98.62% (Cost $823,965,240)		819,177,171
OTHER ASSETS LESS LIABILITIES-1.38%		11,451,054

NET ASSETS-100.00%		$830,628,225

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $488,259,994, which represented 58.78% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$38,334,118	$245,175,733	$(269,396,298)	$-	$-	$14,113,553	$4,000

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	27,943,890	58,697,671	(86,417,636)	-	-	223,925	2,173	*

Invesco Private Prime Fund	65,723,895	121,815,022	(187,001,526)	(104)	(14,796)	522,491	26,603	*

Total	$132,001,903	$425,688,426	$(542,815,460)	$(104)	$(14,796)	$14,859,969	$32,776

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Communication Services	22.59

Consumer Discretionary	20.99

Industrials	11.74

U.S. Treasury Securities	7.64

Materials	6.51

Energy	6.25

Consumer Staples	5.73

Real Estate	4.89

Health Care	4.21

Sector Types Each Less Than 3%	6.28

Money Market Funds Plus Other Assets Less Liabilities	3.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.85%
Aerospace & Defense-1.15%
Maxar Space Robotics LLC, 9.75%, 12/31/2023(b)	$3,887,000	$4,109,842
Triumph Group, Inc., 8.88%, 06/01/2024(b)	4,335,000	4,630,322

		8,740,164

Auto Components-1.34%
Ahern Rentals, Inc., 7.38%, 05/15/2023(b)(c)	4,230,000	3,828,150
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	3,092,000	3,191,717
Dana, Inc., 5.63%, 06/15/2028(c)	3,060,000	3,132,690

		10,152,557

Automobiles-5.90%
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	10,480,000	10,558,495
4.14%, 02/15/2023	6,360,000	6,437,051
3.10%, 05/04/2023	7,102,000	7,164,143
4.38%, 08/06/2023	6,900,000	7,011,263
3.37%, 11/17/2023	7,040,000	7,080,198
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)	3,983,000	3,985,723
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)(c)	2,330,000	2,408,661

		44,645,534

Building Products-1.20%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)(c)	3,837,000	3,678,398
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	5,370,000	5,397,145

		9,075,543

Capital Markets-1.57%
APX Group, Inc., 6.75%, 02/15/2027(b)(c)	4,645,000	4,774,503
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	3,150,000	3,166,115
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	3,792,000	3,920,094

		11,860,712

Chemicals-2.47%
Avient Corp., 5.25%, 03/15/2023	4,590,000	4,710,786
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	3,930,000	3,944,836
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	6,162,000	6,063,162
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	3,520,000	3,727,539
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	225,000	240,032

		18,686,355

Commercial Services & Supplies-2.54%
ADT Security Corp. (The), 4.13%, 06/15/2023	5,430,000	5,540,229

	Principal Amount	Value
Commercial Services & Supplies-(continued)
CoreCivic, Inc., 4.63%, 05/01/2023(c)	$1,330,000	$1,331,975
GEO Group, Inc. (The), 5.13%, 04/01/2023	1,974,000	1,878,537
Interface, Inc., 5.50%, 12/01/2028(b)	2,306,000	2,326,201
Prime Security Services Borrower LLC/ Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	2,430,000	2,347,854
RR Donnelley & Sons Co.
6.13%, 11/01/2026(b)	3,500,000	3,731,875
8.25%, 07/01/2027	1,780,000	2,058,125

		19,214,796

Construction & Engineering-0.28%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	2,030,000	2,099,122

Consumer Finance-2.74%
Navient Corp.
5.50%, 01/25/2023	7,292,000	7,454,393
7.25%, 09/25/2023(c)	3,589,000	3,769,257
OneMain Finance Corp.
5.63%, 03/15/2023(c)	6,785,000	6,962,767
8.25%, 10/01/2023	2,352,000	2,515,605

		20,702,022

Containers & Packaging-3.64%
Ball Corp., 4.00%, 11/15/2023(c)	7,744,000	7,917,465
Cascades, Inc./Cascades USA, Inc. (Canada)
5.13%, 01/15/2026(b)	1,580,000	1,587,142
5.38%, 01/15/2028(b)	3,400,000	3,412,869
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)	5,523,000	5,625,921
6.63%, 05/13/2027(b)(c)	5,416,000	5,624,841
Sealed Air Corp., 5.25%, 04/01/2023(b)(c) .	3,308,000	3,369,909

		27,538,147

Diversified Telecommunication Services-2.97%
Avaya, Inc., 6.13%, 09/15/2028(b)(c)	7,672,000	7,405,168
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	8,901,000	9,036,251
Lumen Technologies, Inc., Series W, 6.75%, 12/01/2023(c)	5,806,000	6,074,237

		22,515,656

Electric Utilities-1.40%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	3,002,000	2,954,418
PG&E Corp., 5.00%, 07/01/2028(c)	7,742,000	7,677,355

		10,631,773

Electrical Equipment-2.28%
EnerSys, 5.00%, 04/30/2023(b)(c)	2,341,000	2,380,540
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	3,844,000	3,944,309
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	10,254,000	10,942,966

		17,267,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Energy Equipment & Services-1.84%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	$6,137,000	$6,202,574
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)(c)	4,895,000	5,060,427
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)	2,356,000	2,688,879

		13,951,880

Entertainment-1.32%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	9,293,000	9,959,959

Equity REITs-3.94%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	8,514,000	8,773,677
SBA Communications Corp., 3.88%, 02/15/2027(c)	11,476,000	11,462,515
Service Properties Trust, 4.50%, 06/15/2023	3,892,000	3,858,996
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)(c)	5,734,000	5,700,657

		29,795,845

Food & Staples Retailing-1.33%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)(c)	5,811,000	5,833,605
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	243,000	250,600
United Natural Foods, Inc., 6.75%, 10/15/2028(b)(c)	3,821,000	3,953,779

		10,037,984

Health Care Equipment & Supplies-3.61%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)(c)	14,705,000	14,757,423
Hologic, Inc., 4.63%, 02/01/2028(b)(c)	3,100,000	3,204,485
Ortho-Clinical Diagnostics, Inc./Ortho- Clinical Diagnostics S.A., 7.25%, 02/01/2028(b)	3,104,000	3,247,032
Teleflex, Inc., 4.25%, 06/01/2028(b)	3,885,000	3,843,392
Varex Imaging Corp., 7.88%, 10/15/2027(b)	2,110,000	2,276,933

		27,329,265

Health Care Providers & Services-6.63%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	3,465,000	3,485,790
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	11,999,000	12,193,384
Tenet Healthcare Corp.
6.75%, 06/15/2023	14,487,000	15,081,981
6.13%, 10/01/2028(b)(c)	19,276,000	19,401,679

		50,162,834

Hotels, Restaurants & Leisure-9.31%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	3,100,000	3,231,828
Brinker International, Inc., 3.88%, 05/15/2023	2,345,000	2,369,529
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	13,076,000	14,070,691

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Carnival Corp., 10.50%, 02/01/2026(b)(c)	$6,003,000	$6,746,111
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(c)	2,306,000	2,366,187
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	5,422,000	5,332,401
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	3,840,000	4,017,427
MGM Resorts International, 6.00%, 03/15/2023(c)	9,681,000	9,995,633
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/2027(b)	6,521,000	7,225,268
Scientific Games International, Inc., 7.00%, 05/15/2028(b)(c)	5,348,000	5,513,788
Travel + Leisure Co., 3.90%, 03/01/2023	3,045,000	3,056,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)(c)	3,889,000	3,912,373
Yum! Brands, Inc., 3.88%, 11/01/2023(c)	2,536,000	2,596,141

		70,433,689

Household Durables-2.74%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	2,391,000	2,396,320
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,937,000	1,992,360
Installed Building Products, Inc., 5.75%, 02/01/2028(b)(c)	2,271,000	2,279,766
KB Home, 7.63%, 05/15/2023(c)	2,711,000	2,805,600
Newell Brands, Inc., 4.35%, 04/01/2023(c)	8,414,000	8,595,869
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	2,645,000	2,704,486

		20,774,401

Household Products-0.72%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	2,306,000	2,349,214
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	3,127,000	3,134,896

		5,484,110

Independent Power and Renewable Electricity Producers-1.37%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	6,519,000	6,564,046
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)(c)	3,831,000	3,840,329

		10,404,375

Interactive Media & Services-0.41%
Cars.com, Inc., 6.38%, 11/01/2028(b)	3,061,000	3,095,865

Internet & Direct Marketing Retail-0.27%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	1,915,000	2,024,576
IT Services-1.35%
Gartner, Inc., 4.50%, 07/01/2028(b)(c)	6,198,000	6,286,260
Unisys Corp., 6.88%, 11/01/2027(b)	3,767,000	3,969,570

		10,255,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Leisure Products-0.25%
Mattel, Inc., 3.15%, 03/15/2023	$1,895,000	$1,897,160

Machinery-0.80%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	2,895,000	2,783,933
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028, (Acquired 02/01/2022 - 02/10/2022; Cost $3,386,678)(b)(c)(d)	3,200,000	3,259,200

		6,043,133

Media-4.09%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	3,848,000	3,847,519
DISH DBS Corp., 5.00%, 03/15/2023	11,616,000	11,755,392
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023(c)	6,577,000	6,699,990
TEGNA, Inc., 4.75%, 03/15/2026(b)	4,250,000	4,283,277
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	4,250,000	4,339,250

		30,925,428

Metals & Mining-3.16%
Arconic Corp., 6.13%, 02/15/2028(b)	6,920,000	7,085,976
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	5,569,000	5,827,624
Commercial Metals Co., 4.88%, 05/15/2023(c)	2,558,000	2,611,411
Constellium SE, 5.63%, 06/15/2028(b)(c)	2,600,000	2,620,748
Joseph T. Ryerson & Son, Inc., 8.50%, 08/01/2028(b)	2,353,000	2,548,299
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)(c)	3,071,000	3,204,819

		23,898,877

Mortgage REITs-0.31%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	2,345,000	2,383,071

Multiline Retail-0.52%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023(c)	3,900,000	3,900,000

Oil, Gas & Consumable Fuels-8.24%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	5,786,000	6,131,424
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	4,250,000	4,574,169
Buckeye Partners L.P., 4.15%, 07/01/2023	3,847,000	3,898,819
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	3,839,000	3,949,736
DCP Midstream Operating L.P., 3.88%, 03/15/2023	3,878,000	3,926,339
EQM Midstream Partners L.P., 4.75%, 07/15/2023	4,611,000	4,640,234
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)(c)	4,224,000	4,319,462
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	9,235,000	9,660,733

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	$3,820,000	$3,673,083
Occidental Petroleum Corp., 2.70%, 02/15/2023	3,422,000	3,427,133
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	4,064,000	4,047,846
Range Resources Corp., 5.00%, 03/15/2023	4,084,000	4,139,216
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	3,053,000	3,052,237
Southwestern Energy Co., 8.38%, 09/15/2028(c)	2,686,000	2,939,827

		62,380,258

Personal Products-1.26%
Avon Products, Inc. (United Kingdom), 6.50%, 03/15/2023(c)	3,612,000	3,674,975
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	5,805,000	5,842,384

		9,517,359

Pharmaceuticals-1.14%
AdaptHealth LLC, 6.13%, 08/01/2028(b)(c)	2,690,000	2,666,005
Elanco Animal Health, Inc., 5.77%, 08/28/2023(c)	5,789,000	5,970,196

		8,636,201

Real Estate Management & Development-1.83%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	5,032,000	5,264,428
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)(c)	5,367,000	5,431,726
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(b)(c)	3,096,000	3,169,004

		13,865,158

Road & Rail-1.14%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)(c)	3,873,000	3,959,368
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	4,600,000	4,633,120

		8,592,488

Specialty Retail-0.35%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	2,510,000	2,635,876

Technology Hardware, Storage & Peripherals-2.02%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)(c)	3,100,000	3,178,740
Seagate HDD Cayman, 4.75%, 06/01/2023(c)	4,177,000	4,296,817
Xerox Corp., 4.38%, 03/15/2023(c)	7,755,000	7,842,438

		15,317,995

Thrifts & Mortgage Finance-1.55%
MGIC Investment Corp.
5.75%, 08/15/2023(c)	1,850,000	1,930,974
5.25%, 08/15/2028	4,973,000	5,044,910
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	4,645,000	4,720,551

		11,696,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-2.19%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	$3,083,000	$3,387,462
United Rentals North America, Inc., 4.88%, 01/15/2028	12,923,000	13,173,544

		16,561,006

Wireless Telecommunication Services-4.68%
Sprint Corp., 7.88%, 09/15/2023	32,907,000	35,395,592

Total U.S. Dollar Denominated Bonds & Notes (Cost $754,265,215)		740,486,846

	Shares
Money Market Funds-0.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $5,810,863)	5,810,863	5,810,863

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.62% (Cost $760,076,078)		746,297,709

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.70%
Invesco Private Government Fund, 0.12%(e)(f)(g)	42,444,961	$42,444,961
Invesco Private Prime Fund, 0.08%(e)(f)(g)	99,028,338	99,038,243

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $141,492,247)		141,483,204

TOTAL INVESTMENTS IN SECURITIES-117.32% (Cost $901,568,325)		887,780,913
OTHER ASSETS LESS LIABILITIES-(17.32)%		(131,045,244)

NET ASSETS-100.00%		$756,735,669

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $438,596,685, which represented 57.96% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,252,545	$172,249,128	$(167,690,810)	$-	$-	$5,810,863	$2,477
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,814,253	98,919,378	(93,288,670)	-	-	42,444,961	5,185	*
Invesco Private Prime Fund	85,920,830	165,855,550	(152,712,031)	(9,043)	(17,063)	99,038,243	45,242	*

Total	$123,987,628	$437,024,056	$(413,691,511)	$(9,043)	$(17,063)	$147,294,067	$52,904

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Consumer Discretionary	20.41

Communication Services	13.47

Industrials	11.58

Health Care	11.38

Energy	10.08

Materials	9.27

Financials	6.17

Real Estate	5.77

Information Technology	3.64

Consumer Staples	3.31

Utilities	2.77

Money Market Funds Plus Other Assets Less Liabilities	2.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.63%

Aerospace & Defense-1.20%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)(c)	$5,315,000	$5,506,739

Airlines-0.38%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	1,708,000	1,727,104

Auto Components-2.28%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	3,390,000	3,340,659
FXI Holdings, Inc., 7.88%, 11/01/2024(b)(c)	2,852,000	2,812,685
Tenneco, Inc.
5.38%, 12/15/2024	1,336,000	1,343,014
7.88%, 01/15/2029(b)(c)	2,801,000	2,961,441

		10,457,799

Automobiles-4.49%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	2,831,000	2,974,461
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	4,300,000	4,355,040
3.66%, 09/08/2024(c)	4,650,000	4,661,044
4.06%, 11/01/2024	8,450,000	8,586,112

		20,576,657

Banks-2.54%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)(c)	2,271,000	2,269,240
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	9,060,000	9,337,722

		11,606,962

Chemicals-2.48%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)(c)	2,545,000	2,320,467
Olin Corp., 5.63%, 08/01/2029(c)	3,597,000	3,758,308
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	2,091,000	2,058,328
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029(c)	2,379,000	2,299,756
WR Grace Holdings LLC, 5.63%, 10/01/2024(b)	905,000	924,109

		11,360,968

Commercial Services & Supplies-0.83%
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	1,373,000	1,404,565
GEO Group, Inc. (The), 5.88%, 10/15/2024	1,306,000	1,153,610
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	1,200,000	1,225,482

		3,783,657

Construction & Engineering-0.40%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)(c)	1,840,000	1,844,766

Consumer Finance-3.06%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	2,281,000	2,315,067
Enova International, Inc., 8.50%, 09/01/2024(b)	1,080,000	1,085,324

	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	$2,980,000	$2,998,729
Navient Corp.
6.13%, 03/25/2024(c)	4,725,000	4,872,515
5.88%, 10/25/2024(c)	2,665,000	2,759,661

		14,031,296

Containers & Packaging-2.74%
Graphic Packaging International LLC, 4.13%, 08/15/2024	1,693,000	1,749,606
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)(c)	8,348,000	8,314,608
Sealed Air Corp., 5.13%, 12/01/2024(b)(c)	2,384,000	2,470,265

		12,534,479

Distributors-0.67%
Wolverine Escrow LLC, 8.50%, 11/15/2024(b)(c)	3,640,000	3,063,606

Diversified Consumer Services-1.96%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)(c)	3,404,000	3,415,420
Grand Canyon University, 4.13%, 10/01/2024(c)	1,180,000	1,196,001
Service Corp. International, 5.13%, 06/01/2029(c)	4,226,000	4,339,468

		8,950,889

Diversified Financial Services-2.59%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)(c)	2,300,000	2,386,215
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	3,330,000	3,222,874
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	4,400,000	4,293,564
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)(c)	1,950,000	1,952,262

		11,854,915

Diversified Telecommunication Services-1.30%
Lumen Technologies, Inc., Series Y, 7.50%, 04/01/2024	5,653,000	5,939,183

Electric Utilities-1.85%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)(c)	4,224,000	4,312,155
NRG Energy, Inc., 5.25%, 06/15/2029(b)(c)	4,065,000	4,154,288

		8,466,443

Electrical Equipment-0.50%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	2,164,000	2,282,587

Energy Equipment & Services-0.89%
Colgate Energy Partners III LLC, 7.75%, 02/15/2026(b)	1,535,000	1,655,559
Oceaneering International, Inc., 4.65%, 11/15/2024	2,467,000	2,430,982

		4,086,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Entertainment-0.71%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	$3,206,000	$3,243,767

Equity REITs-2.03%
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	3,552,000	3,691,677
VICI Properties L.P./VICI Note Co., Inc., 4.63%, 12/01/2029(b)	5,502,000	5,621,036

		9,312,713

Food & Staples Retailing-1.55%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)(c)	6,760,000	7,113,311

Food Products-1.55%
Post Holdings, Inc., 5.50%, 12/15/2029(b)	7,036,000	7,104,249

Gas Utilities-0.87%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	3,914,000	3,997,583

Health Care Equipment & Supplies-1.08%
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(b)(c)	4,922,000	4,936,495

Health Care Providers & Services-2.00%
Owens & Minor, Inc., 4.38%, 12/15/2024(c)	1,438,000	1,495,549
Tenet Healthcare Corp.
4.63%, 07/15/2024	4,285,000	4,305,825
4.63%, 09/01/2024(b)	3,289,000	3,337,184

		9,138,558

Hotels, Restaurants & Leisure-5.70%
Carnival Corp.
7.63%, 03/01/2026(b)(c)	8,200,000	8,437,759
9.88%, 08/01/2027(b)	5,411,000	6,081,450
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	1,247,000	1,252,156
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)(c)	450,000	463,392
Scientific Games International, Inc., 7.25%, 11/15/2029(b)(c)	2,812,000	2,990,562
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)(c)	5,133,000	5,138,852
Travel + Leisure Co., 5.65%, 04/01/2024	1,691,000	1,756,509

		26,120,680

Household Durables-1.22%
Newell Brands, Inc., 4.00%, 12/01/2024	1,282,000	1,308,146
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	1,605,000	1,655,140
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024(c)	2,505,000	2,608,319

		5,571,605

Industrial Conglomerates-1.34%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	6,188,000	6,148,799

Interactive Media & Services-0.44%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	1,917,000	1,991,705

	Principal Amount	Value
Leisure Products-0.71%
Mattel, Inc., 3.75%, 04/01/2029(b)(c)	$3,242,000	$3,251,078

Machinery-0.24%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	1,067,000	1,102,232

Marine-0.47%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	2,100,000	2,129,505

Media-14.78%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029(b)(c)	8,386,000	8,505,165
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)(c)	5,570,000	5,784,445
7.50%, 06/01/2029(b)(c)	6,050,000	6,281,503
CSC Holdings LLC
5.25%, 06/01/2024(c)	4,240,000	4,291,050
6.50%, 02/01/2029(b)	10,240,000	10,384,128
DISH DBS Corp., 5.88%, 11/15/2024	11,311,000	11,322,311
Lamar Media Corp., 4.88%, 01/15/2029(c)	2,200,000	2,208,283
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)(c)	6,972,000	7,140,897
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)(c)	3,658,000	3,794,443
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)(c)	7,970,000	7,975,294

		67,687,519

Metals & Mining-2.05%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)	1,200,000	724,805
Century Aluminum Co., 7.50%, 04/01/2028(b)	30,000	31,906
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	1,118,000	1,124,708
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	3,293,000	3,371,653
United States Steel Corp., 6.88%, 03/01/2029(c)	4,017,000	4,132,589

		9,385,661

Mortgage REITs-0.49%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	2,300,000	2,250,849

Multiline Retail-1.08%
Macy’s Retail Holdings LLC
3.63%, 06/01/2024	1,999,000	2,046,716
5.88%, 04/01/2029(b)(c)	2,822,000	2,888,839

		4,935,555

Oil, Gas & Consumable Fuels-15.96%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	4,014,000	4,039,228
Antero Resources Corp.
8.38%, 07/15/2026(b)	1,803,000	1,980,911
7.63%, 02/01/2029(b)	3,576,000	3,875,544
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)(c)	1,131,000	1,133,319
Callon Petroleum Co., 6.13%, 10/01/2024(c)	2,850,000	2,842,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	$8,476,000	$8,610,514
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	2,861,000	2,964,940
6.75%, 04/15/2029(b)(c)	5,335,000	5,647,871
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	7,064,000	7,196,273
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	2,220,000	2,364,966
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	2,257,000	2,299,804
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	3,095,000	3,155,933
EQM Midstream Partners L.P., 4.00%, 08/01/2024	2,811,000	2,758,322
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	1,924,000	1,907,646
Murphy Oil Corp.
6.88%, 08/15/2024(c)	1,572,000	1,591,611
6.38%, 07/15/2028(c)	3,070,000	3,185,048
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	4,212,000	4,433,130
Occidental Petroleum Corp., 6.95%, 07/01/2024	3,340,000	3,628,042
PDC Energy, Inc., 6.13%, 09/15/2024	1,566,000	1,579,804
Range Resources Corp., 8.25%, 01/15/2029(c)	3,372,000	3,699,354
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	3,824,000	4,167,510

		73,061,932

Pharmaceuticals-2.19%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)	1,600,000	1,572,000
Jazz Securities DAC, 4.38%, 01/15/2029(b)(c)	8,500,000	8,433,870

		10,005,870

Real Estate Management & Development-0.54%
Kennedy-Wilson, Inc., 4.75%, 02/01/2030(c) .	2,590,000	2,481,557

Software-1.88%
CDK Global, Inc.
5.00%, 10/15/2024	2,823,000	2,959,859
5.25%, 05/15/2029(b)(c)	2,807,000	2,882,200
NCR Corp., 6.13%, 09/01/2029(b)(c)	2,673,000	2,778,931

		8,620,990

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Specialty Retail-1.96%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	$721,000	$715,492
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	2,701,000	2,972,396
Murphy Oil USA, Inc., 4.75%, 09/15/2029	2,862,000	2,874,206
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)(c)	2,535,000	2,430,444

		8,992,538

Technology Hardware, Storage & Peripherals-1.09%
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c)	2,265,000	2,234,524
Seagate HDD Cayman, 4.88%, 03/01/2024 .	2,665,000	2,751,746

		4,986,270

Textiles, Apparel & Luxury Goods-1.08%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	4,892,000	4,964,817

Wireless Telecommunication Services-3.46%
Sprint Corp., 7.13%, 06/15/2024	14,640,000	15,861,122

Total U.S. Dollar Denominated Bonds & Notes (Cost $452,554,572)		442,471,551

	Shares
Money Market Funds-2.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $11,868,784)	11,868,784	11,868,784

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $464,423,356)		454,340,335

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.21%
Invesco Private Government Fund, 0.12%(d)(e)(f)	29,463,362	29,463,362
Invesco Private Prime Fund, 0.08%(d)(e)(f)	72,214,817	72,222,040

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,691,586)		101,685,402

TOTAL INVESTMENTS IN SECURITIES-121.43% (Cost $566,114,942)		556,025,737
OTHER ASSETS LESS LIABILITIES-(21.43)%		(98,133,462)

NET ASSETS-100.00%		$457,892,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $271,499,953, which represented 59.29% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,592,648	$85,240,075	$(80,963,939)	$-	$-	$11,868,784	$1,338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,913,924	75,838,074	(70,288,636)	-	-	29,463,362	4,026	*
Invesco Private Prime Fund	56,667,297	152,071,680	(136,493,994)	(6,185)	(16,758)	72,222,040	35,514	*

Total	$88,173,869	$313,149,829	$(287,746,569)	$(6,185)	$(16,758)	$113,554,186	$40,878

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Communication Services	20.69

Consumer Discretionary	19.85

Energy	17.48

Financials	8.25

Materials	7.27

Industrials	6.46

Health Care	5.27

Consumer Staples	3.10

Sector Types Each Less Than 3%	8.26

Money Market Funds Plus Other Assets Less Liabilities	3.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.60%

Aerospace & Defense-3.37%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)(c)	$4,354,000	$4,347,708
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	874,000	904,175
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)(c)	1,451,000	1,492,896
7.50%, 04/15/2025(b)	3,475,000	3,608,788
Triumph Group, Inc., 7.75%, 08/15/2025(c).	1,490,000	1,497,078

		11,850,645

Air Freight & Logistics-0.37%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(c)	1,205,000	1,311,185

Airlines-2.96%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	1,480,000	1,380,100
American Airlines, Inc., 11.75%, 07/15/2025(b)	7,423,000	9,021,172

		10,401,272

Auto Components-0.24%
GC EOS Buyer, Inc., 9.25%, 08/01/2025(b)	805,000	856,669

Automobiles-5.43%
Ford Motor Co., 9.00%, 04/22/2025(c)	5,400,000	6,267,375
Ford Motor Credit Co. LLC
2.30%, 02/10/2025(c)	750,000	728,479
4.69%, 06/09/2025	1,000,000	1,031,995
5.13%, 06/16/2025	3,600,000	3,743,496
4.13%, 08/04/2025	3,200,000	3,240,000
3.38%, 11/13/2025	4,130,000	4,072,758

		19,084,103

Banks-0.46%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	1,600,000	1,598,944

Building Products-0.33%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)(c)	1,192,000	1,171,468

Capital Markets-0.33%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	1,099,000	1,152,604

Chemicals-2.65%
Koppers, Inc., 6.00%, 02/15/2025(b)	1,481,000	1,488,005
Kraton Polymers LLC/Kraton Polymers
Capital Corp., 4.25%, 12/15/2025(b)(c)	1,115,000	1,144,269
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	1,090,000	1,094,196
Olin Corp., 9.50%, 06/01/2025(b)	626,000	738,524
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	1,636,000	1,639,616
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	1,488,000	1,501,377

	Principal Amount	Value
Chemicals-(continued)
Venator Finance S.a.r.l./Venator Materials LLC
9.50%, 07/01/2025(b)	$670,000	$722,618
5.75%, 07/15/2025(b)(c)	1,111,000	1,001,728

		9,330,333

Commercial Services & Supplies-3.68%
Aptim Corp., 7.75%, 06/15/2025(b)(c)	1,530,000	1,296,675
Covanta Holding Corp., 5.00%, 09/01/2030(c)	945,000	909,279
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)(c)	1,481,000	1,480,800
3.75%, 08/01/2025(b)(c)	2,174,000	2,154,891
Intrado Corp., 8.50%, 10/15/2025(b)(c)	2,028,000	1,869,289
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)(c)	2,814,000	2,856,041
Matthews International Corp., 5.25%, 12/01/2025(b)(c)	833,000	839,768
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	1,499,000	1,524,333

		12,931,076

Communications Equipment-1.68%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	4,014,000	3,939,520
ViaSat, Inc., 5.63%, 09/15/2025(b)	2,073,000	1,983,053

		5,922,573

Construction & Engineering-1.31%
Artera Services LLC, 9.03%, 12/04/2025(b)	2,932,000	2,945,560
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	1,678,000	1,644,172

		4,589,732

Construction Materials-0.86%
Associated Materials LLC/AMH New Finance, Inc., 9.00%, 09/01/2025(b)	554,000	584,229
Picasso Finance Sub, Inc., 6.13%, 06/15/2025(b)	1,566,000	1,616,825
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	783,000	814,574

		3,015,628

Consumer Finance-2.27%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	1,039,000	968,109
Navient Corp., 6.75%, 06/25/2025	1,485,000	1,544,200
OneMain Finance Corp., 6.88%, 03/15/2025	3,700,000	3,952,821
SLM Corp., 4.20%, 10/29/2025(c)	1,501,000	1,510,321

		7,975,451

Containers & Packaging-3.28%
Ball Corp., 5.25%, 07/01/2025(c)	2,911,000	3,089,008
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)(c)	3,955,000	3,892,847
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)(c)	872,000	889,370
6.38%, 08/15/2025(b)(c)	834,000	878,627
Pactiv LLC, 7.95%, 12/15/2025	822,000	855,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Containers & Packaging-(continued)
Sealed Air Corp., 5.50%, 09/15/2025(b)	$1,148,000	$1,203,977
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	713,000	706,558

		11,516,089

Diversified Financial Services-0.97%
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	1,109,000	1,127,969
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	2,368,000	2,282,385

		3,410,354

Diversified Telecommunication Services-0.42%
Lumen Technologies, Inc., 5.63%, 04/01/2025(c)	1,492,000	1,485,006

Electric Utilities-0.37%
DPL, Inc., 4.13%, 07/01/2025	1,315,000	1,310,016

Electrical Equipment-0.62%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	2,112,000	2,186,554

Electronic Equipment, Instruments & Components-0.42%
Likewize Corp., 9.75%, 10/15/2025(b)	1,415,000	1,474,104

Energy Equipment & Services-0.79%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	1,039,000	1,029,649
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	744,000	745,391
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	990,000	994,950

		2,769,990

Entertainment-0.34%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	1,200,000	1,189,200

Equity REITs-1.55%
iStar, Inc., 4.25%, 08/01/2025(c)	1,632,000	1,620,005
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	1,598,000	1,648,465
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	2,182,000	2,189,800

		5,458,270

Food & Staples Retailing-0.49%
Rite Aid Corp., 7.50%, 07/01/2025(b)(c)	1,801,000	1,732,607

Food Products-0.45%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)(c)	1,599,000	1,593,483

Gas Utilities-0.59%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	2,031,000	2,069,376

Health Care Providers & Services-5.49%
Air Methods Corp., 8.00%, 05/15/2025(b)(c)	1,421,000	1,181,753
Akumin, Inc., 7.00%, 11/01/2025(b)(c)	1,421,000	1,242,238
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)(c)	4,023,000	4,003,891

	Principal Amount	Value
Health Care Providers & Services-(continued)
Encompass Health Corp., 5.75%, 09/15/2025(c)	$1,074,000	$1,088,692
Global Medical Response, Inc., 6.50%, 10/01/2025(b)(c)	1,802,000	1,769,987
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	1,785,000	1,850,099
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	2,748,000	2,813,595
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)(c)	2,370,000	2,319,045
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)(c)	1,105,000	1,100,580
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)(c)	2,132,000	1,933,202

		19,303,082

Hotels, Restaurants & Leisure-11.71%
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	9,949,000	10,323,729
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	2,963,000	3,041,668
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	1,203,000	1,139,578
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)(c)	1,316,000	1,379,885
International Game Technology PLC, 6.50%, 02/15/2025(b)(c)	3,200,000	3,403,760
MGM Resorts International, 5.75%, 06/15/2025(c)	1,952,000	2,025,200
Powdr Corp., 6.00%, 08/01/2025(b)	783,000	808,264
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)(c)	2,401,000	2,710,849
7.38%, 09/01/2025(b)	2,465,000	2,557,437
Scientific Games International, Inc.
8.63%, 07/01/2025(b)	1,592,000	1,689,112
5.00%, 10/15/2025(b)	3,718,000	3,759,716
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	1,040,000	1,000,953
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	913,000	902,501
Travel + Leisure Co., 6.60%, 10/01/2025	1,013,000	1,082,897
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)(c)	5,255,000	5,335,401

		41,160,950

Household Durables-1.55%
American Greetings Corp., 8.75%, 04/15/2025(b)	832,000	841,173
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	1,381,000	1,368,571
Meritage Homes Corp., 6.00%, 06/01/2025 .	1,136,000	1,211,203
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	474,000	470,962
Newell Brands, Inc., 4.88%, 06/01/2025(c)	1,488,000	1,567,801

		5,459,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Household Products-0.65%
Spectrum Brands, Inc.
5.75%, 07/15/2025(c)	$1,353,000	$1,378,416
5.50%, 07/15/2030(b)	900,000	896,891

		2,275,307

Industrial Conglomerates-1.44%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)(c)	2,934,000	2,696,948
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	2,317,000	2,351,407

		5,048,355

Insurance-1.71%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	2,745,000	2,720,487
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	1,500,000	1,486,500
USI, Inc., 6.88%, 05/01/2025(b)(c)	1,827,000	1,815,326

		6,022,313

Interactive Media & Services-0.43%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	1,445,000	1,497,453

Machinery-0.25%
Meritor, Inc., 6.25%, 06/01/2025(b)	835,000	869,131

Media-2.56%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	2,374,000	2,372,516
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)(c)	1,230,000	1,249,680
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)	919,000	964,909
Univision Communications, Inc., 5.13%, 02/15/2025(b)	4,390,000	4,423,909

		9,011,014

Mortgage REITs-1.20%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	1,117,000	1,121,200
New Residential Investment Corp., 6.25%, 10/15/2025(b)	1,632,000	1,598,740
Starwood Property Trust, Inc., 4.75%, 03/15/2025	1,481,000	1,498,160

		4,218,100

Oil, Gas & Consumable Fuels-19.45%
Antero Resources Corp.
5.00%, 03/01/2025(c)	1,591,000	1,610,887
5.38%, 03/01/2030(b)(c)	1,740,000	1,775,740
Apache Corp., 4.63%, 11/15/2025(c)	1,444,000	1,492,497
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	1,661,000	1,751,059
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	3,397,000	3,400,890
Comstock Resources, Inc., 7.50%, 05/15/2025(b)(c)	689,000	705,481
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	1,479,000	1,490,144

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	$3,437,000	$3,480,186
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	1,733,000	1,679,910
DCP Midstream Operating L.P., 5.38%, 07/15/2025	2,389,000	2,533,057
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	2,000,000	2,023,960
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	2,089,000	2,094,379
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	2,083,000	2,127,399
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	1,585,000	1,547,000
Laredo Petroleum, Inc., 9.50%, 01/15/2025.	1,704,000	1,756,185
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)	844,000	871,135
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	1,563,000	1,589,274
Murphy Oil Corp., 5.75%, 08/15/2025(c)	1,659,000	1,692,163
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)(c)	2,600,000	2,628,600
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	3,680,000	3,544,447
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	1,160,000	1,005,308
NuStar Logistics L.P., 5.75%, 10/01/2025	1,782,000	1,857,886
Occidental Petroleum Corp.
3.50%, 06/15/2025(c)	1,404,000	1,435,541
8.00%, 07/15/2025	1,481,000	1,677,455
5.88%, 09/01/2025	2,666,000	2,862,857
5.50%, 12/01/2025(c)	2,172,000	2,336,931
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	914,000	924,479
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025(c)	2,000,000	1,683,630
Range Resources Corp., 4.88%, 05/15/2025(c)	2,223,000	2,254,533
SM Energy Co., 5.63%, 06/01/2025	1,012,000	1,008,291
Southwestern Energy Co.
5.95%, 01/23/2025(c)	1,672,000	1,745,033
5.38%, 03/15/2030(c)	3,550,000	3,667,931
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	2,817,000	2,991,598
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	882,000	893,435
Western Midstream Operating L.P., 3.60%, 02/01/2025	2,222,000	2,234,343

		68,373,644

Paper & Forest Products-0.26%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	895,000	926,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Pharmaceuticals-3.95%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	$7,300,000	$7,341,062
5.50%, 11/01/2025(b)	5,198,000	5,217,493
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	1,385,000	1,325,126

		13,883,681

Professional Services-0.43%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	1,511,000	1,524,335

Real Estate Management & Development-1.96%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)(c)	1,902,000	1,942,427
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	1,756,000	1,781,005
WeWork Cos. LLC/WW Co-Obligor, Inc., 5.00%, 07/10/2025(b)	1,630,000	1,372,264
WeWork Cos., Inc., 7.88%, 05/01/2025(b)	1,986,000	1,800,935

		6,896,631

Semiconductors & Semiconductor Equipment-0.38%
ams AG (Austria), 7.00%, 07/31/2025(b)(c)	1,300,000	1,348,828

Software-1.89%
PTC, Inc., 3.63%, 02/15/2025(b)(c)	1,482,000	1,481,511
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	5,196,000	5,145,599

		6,627,110

Specialty Retail-2.22%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	2,897,000	3,139,682
Carvana Co., 5.63%, 10/01/2025(b)(c)	1,516,000	1,441,716
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(c)	1,590,000	1,604,532
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	1,632,000	1,617,785

		7,803,715

Technology Hardware, Storage & Peripherals-0.65%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	2,224,000	2,268,480

Thrifts & Mortgage Finance-1.46%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	2,224,000	2,304,509

	Principal Amount	Value
Thrifts & Mortgage Finance-(continued)
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)(c)	$1,933,000	$1,925,510
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	911,000	906,162

		5,136,181

Trading Companies & Distributors-0.32%
Boise Cascade Co., 4.88%, 07/01/2030(b)	1,125,000	1,130,850

Wireless Telecommunication Services-1.41%
Sprint Corp., 7.63%, 02/15/2025	4,457,000	4,941,699

Total U.S. Dollar Denominated Bonds & Notes (Cost $347,773,299)		343,113,935

	Shares
Money Market Funds-0.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,704,378)	2,704,378	2,704,378

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.37% (Cost $350,477,677)		345,818,313

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-23.52%
Invesco Private Government Fund, 0.12%(d)(e)(f)	25,213,687	25,213,687
Invesco Private Prime Fund, 0.08%(d)(e)(f)	57,468,190	57,473,938

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,694,849)		82,687,625

TOTAL INVESTMENTS IN SECURITIES-121.89% (Cost $433,172,526)		428,505,938
OTHER ASSETS LESS LIABILITIES-(21.89)%		(76,951,419)

NET ASSETS-100.00%		$351,554,519

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $240,333,254, which represented 68.36% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$9,295,397	$52,772,641	$(59,363,660)	$-	$-	$2,704,378	$707

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	19,771,183	46,290,710	(40,848,206)	-	-	25,213,687	2,952	*

Invesco Private Prime Fund	46,132,760	81,900,878	(70,544,008)	(7,225)	(8,467)	57,473,938	25,636	*

Total	$75,199,340	$180,964,229	$(170,755,874)	$(7,225)	$(8,467)	$85,392,003	$29,295

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Consumer Discretionary	21.48

Energy	20.24

Industrials	15.07

Health Care	9.44

Financials	8.08

Materials	7.05

Communication Services	5.16

Information Technology	5.02

Real Estate	3.51

Sector Types Each Less Than 3%	2.55

Money Market Funds Plus Other Assets Less Liabilities	2.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.21%
Aerospace & Defense-2.13%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$1,890,000	$1,889,584
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	590,000	584,135
TransDigm, Inc., 6.38%, 06/15/2026	1,446,000	1,475,853

		3,949,572

Airlines-2.71%
Air Canada (Canada), 3.88%, 08/15/2026(b)	1,920,000	1,869,859
United Airlines, Inc., 4.38%, 04/15/2026(b)	3,150,000	3,155,544

		5,025,403

Auto Components-0.43%
Tenneco, Inc., 5.00%, 07/15/2026(c)	788,000	787,106

Automobiles-4.55%
Ford Motor Co., 4.35%, 12/08/2026	2,365,000	2,421,169
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	1,840,000	1,879,247
2.70%, 08/10/2026	2,300,000	2,205,125
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	897,000	931,983
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)(c)	1,000,000	997,650

		8,435,174

Banks-0.49%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)(c)	950,000	913,786

Chemicals-2.50%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)(c)	700,000	700,161
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)(c)	720,000	688,410
Ingevity Corp., 4.50%, 02/01/2026(b)	445,000	437,760
Polar US Borrower LLC/Schenectady International Group, Inc., 6.75%, 05/15/2026(b)	480,000	437,594
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	760,000	761,429
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	1,200,000	1,199,760
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	393,000	402,287

		4,627,401

Commercial Services & Supplies-2.74%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	900,000	892,125
CoreCivic, Inc., 8.25%, 04/15/2026	1,060,000	1,077,909
CPI CG, Inc., 8.63%, 03/15/2026(b)(c)	500,000	476,417
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	645,000	661,725
GEO Group, Inc. (The), 6.00%, 04/15/2026 .	550,000	454,655

	Principal Amount	Value
Commercial Services & Supplies-(continued)
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)(c)	$741,000	$757,443
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)(c)	801,000	756,144

		5,076,418

Communications Equipment-0.66%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	1,179,000	1,229,461

Construction & Engineering-0.29%
INNOVATE Corp., 8.50%, 02/01/2026(b)	530,000	527,928

Consumer Finance-3.16%
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)(c)	515,000	506,281
LFS Topco LLC, 5.88%, 10/15/2026(b)(c)	500,000	500,045
Navient Corp., 6.75%, 06/15/2026(c)	785,000	815,423
OneMain Finance Corp., 7.13%, 03/15/2026	2,602,000	2,823,782
SLM Corp., 3.13%, 11/02/2026(c)	790,000	758,293
World Acceptance Corp., 7.00%, 11/01/2026(b)	470,000	444,528

		5,848,352

Containers & Packaging-2.06%
Ball Corp., 4.88%, 03/15/2026(c)	1,206,000	1,261,247
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	556,000	627,855
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	797,000	822,703
LABL, Inc., 6.75%, 07/15/2026(b)(c)	1,108,000	1,112,083

		3,823,888

Distributors-1.23%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	1,020,000	954,995
Wolverine Escrow LLC, 9.00%, 11/15/2026(b)(c)	1,316,000	1,318,171

		2,273,166

Diversified Consumer Services-0.33%
Graham Holdings Co., 5.75%, 06/01/2026(b)	587,000	604,281

Diversified Financial Services-1.02%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	850,000	825,605
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	460,000	443,435
PHH Mortgage Corp., 7.88%, 03/15/2026(b)(c)	640,000	624,192

		1,893,232

Diversified Telecommunication Services-4.92%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	790,000	765,277
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	3,290,000	3,334,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	$1,900,000	$1,892,828
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)(c)	2,001,000	1,860,930
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)(c)	1,320,000	1,262,804

		9,116,254

Electric Utilities-0.43%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	803,000	794,705

Energy Equipment & Services-2.65%
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	454,000	464,111
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)(c)	3,302,000	3,319,501
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	559,000	566,376
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	550,000	563,653

		4,913,641

Entertainment-0.61%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	650,000	640,900
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	477,000	485,872

		1,126,772

Equity REITs-2.94%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)(c)	1,530,000	1,452,398
iStar, Inc., 5.50%, 02/15/2026	643,000	658,882
MGM Growth Properties Operating
Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 09/01/2026	476,000	486,151
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	740,000	721,722
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(b)	2,097,000	2,120,329

		5,439,482

Food & Staples Retailing-1.68%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	1,186,000	1,143,304
Rite Aid Corp., 8.00%, 11/15/2026(b)(c)	1,335,000	1,270,860
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)(c)	800,000	705,308

		3,119,472

Food Products-0.56%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	500,000	506,818
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	550,000	538,524

		1,045,342

	Principal Amount	Value
Gas Utilities-1.04%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	$1,098,000	$1,119,960
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	800,000	799,448

		1,919,408

Health Care Providers & Services-2.48%
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	490,000	495,686
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	3,315,000	3,327,730
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	785,000	772,047

		4,595,463

Hotels, Restaurants & Leisure-5.95%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	440,000	450,523
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	1,040,000	991,442
Empire Resorts, Inc., 7.75%, 11/01/2026(b)(c)	560,000	559,681
International Game Technology PLC, 4.13%, 04/15/2026(b)(c)	1,230,000	1,213,075
IRB Holding Corp., 6.75%, 02/15/2026(b)	779,000	785,621
Life Time, Inc.
5.75%, 01/15/2026(b)	1,460,000	1,454,196
8.00%, 04/15/2026(b)	744,000	743,539
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	600,000	623,136
MGM Resorts International, 4.63%, 09/01/2026	637,000	636,191
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,900,000	1,921,280
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada), 4.88%, 11/01/2026(b)(c)	560,000	541,632
Travel + Leisure Co., 6.63%, 07/31/2026(b)	1,030,000	1,100,988

		11,021,304

Household Durables-2.48%
Newell Brands, Inc., 4.70%, 04/01/2026	3,132,000	3,245,692
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	1,340,000	1,352,053

		4,597,745

Household Products-0.37%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	750,000	677,730

Independent Power and Renewable Electricity Producers-0.70%
Calpine Corp., 5.25%, 06/01/2026(b)	718,000	726,024
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	630,000	577,669

		1,303,693

Industrial Conglomerates-1.09%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	1,998,000	2,015,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Insurance-1.43%
HUB International Ltd., 7.00%, 05/01/2026(b)	$2,631,000	$2,651,259

Interactive Media & Services-1.02%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	660,000	672,217
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	1,260,000	1,220,562

		1,892,779

IT Services-1.66%
Block, Inc., 2.75%, 06/01/2026(b)(c)	1,600,000	1,554,088
MoneyGram International, Inc., 5.38%, 08/01/2026(b)(c)	700,000	731,675
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)(c)	797,000	793,182

		3,078,945

Leisure Products-1.14%
Mattel, Inc., 3.38%, 04/01/2026(b)(c)	920,000	914,876
Party City Holdings, Inc., 8.75%, 02/15/2026(b)(c)	1,200,000	1,203,000

		2,117,876

Life Sciences Tools & Services-1.36%
IQVIA, Inc., 5.00%, 10/15/2026(b)	1,700,000	1,738,267
PRA Health Sciences, Inc., 2.88%, 07/15/2026(b)	800,000	776,240

		2,514,507

Machinery-1.07%
Ritchie Bros. Holdings, Inc. (Canada), 4.75%, 12/15/2031(b)	960,000	955,339
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)(c)	1,045,000	1,025,918

		1,981,257

Media-7.37%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(b)(c)	480,000	466,495
DISH DBS Corp.
7.75%, 07/01/2026(c)	3,200,000	3,244,304
5.25%, 12/01/2026(b)	4,400,000	4,321,625
Gannett Holdings LLC, 6.00%, 11/01/2026(b)(c)	700,000	695,940
Gray Television, Inc., 5.88%, 07/15/2026(b)	1,199,000	1,227,434
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)(c)	543,000	536,756
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	1,580,000	1,511,049
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(b)(c)	485,000	495,607
Summer BC Bidco LLC, 5.50%, 10/31/2026(b)	600,000	579,771
Telesat Canada/Telesat LLC (Canada), 5.63%, 12/06/2026(b)	790,000	582,147

		13,661,128

	Principal Amount	Value
Metals & Mining-2.02%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	$922,000	$947,300
Constellium SE, 5.88%, 02/15/2026(b)(c)	595,000	603,041
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	409,000	427,534
Novelis Corp., 3.25%, 11/15/2026(b)(c)	1,200,000	1,140,276
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)(c)	630,000	630,721

		3,748,872

Mortgage REITs-0.33%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	640,000	606,701

Oil, Gas & Consumable Fuels-15.03%
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)(c)	530,000	554,966
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	699,000	689,305
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	406,000	419,566
Buckeye Partners L.P., 3.95%, 12/01/2026 .	963,000	930,778
California Resources Corp., 7.13%, 02/01/2026(b)(c)	950,000	989,102
Callon Petroleum Co., 6.38%, 07/01/2026	510,000	495,215
Centennial Resource Production LLC, 5.38%, 01/15/2026(b)(c)	460,000	444,365
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	1,040,000	1,034,951
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	640,000	631,520
EnLink Midstream Partners L.P., 4.85%, 07/15/2026	805,000	816,053
EQM Midstream Partners L.P., 4.13%, 12/01/2026	790,000	755,805
EQT Corp., 3.13%, 05/15/2026(b)	800,000	787,760
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	569,000	548,209
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	800,000	790,848
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	1,000,000	1,009,385
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	594,000	606,608
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	1,100,000	975,496
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	2,400,000	2,300,844
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)(c)	840,000	845,195
Oasis Petroleum, Inc., 6.38%, 06/01/2026(b)	635,000	646,820
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,702,000	1,828,008
3.40%, 04/15/2026	1,232,000	1,233,620
PDC Energy, Inc., 5.75%, 05/15/2026(c)	1,187,000	1,206,336
Penn Virginia Holdings LLC, 9.25%, 08/15/2026(b)	630,000	643,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
SM Energy Co., 6.75%, 09/15/2026	$700,000	$707,889
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	790,000	765,842
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,200,000	1,193,670
Talos Production, Inc., 12.00%, 01/15/2026	1,035,000	1,095,439
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	800,000	805,820
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 4.88%, 02/01/2031	1,600,000	1,650,624
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	445,000	433,982

		27,837,408

Paper & Forest Products-0.26%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	476,000	477,799

Personal Products-1.24%
Coty, Inc. 5.00%, 04/15/2026(b)	1,420,000	1,418,069
6.50%, 04/15/2026(b)(c)	870,000	885,112

		2,303,181

Real Estate Management & Development-0.33%
Forestar Group, Inc., 3.85%, 05/15/2026(b)(c)	640,000	607,197

Road & Rail-0.41%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	790,000	753,316

Software-1.73%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	642,000	665,369
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	600,000	623,100
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	490,000	489,451
Fair Isaac Corp., 5.25%, 05/15/2026(b)	632,000	671,478
Nuance Communications, Inc., 5.63%, 12/15/2026	733,000	754,143

		3,203,541

Specialty Retail-1.36%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	1,400,000	1,350,153
Specialty Building Products Holdings LLC/ SBP Finance Corp., 6.38%, 09/30/2026(b)	1,160,000	1,170,237

		2,520,390

Technology Hardware, Storage & Peripherals-1.10%
Vericast Corp., 11.00%, 09/15/2026(b)(c)	2,000,000	2,045,000

Textiles, Apparel & Luxury Goods-1.27%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c) .	1,389,000	1,416,176
Under Armour, Inc., 3.25%, 06/15/2026(c)	944,000	937,581

		2,353,757

	Principal Amount	Value

Thrifts & Mortgage Finance-1.31%
Home Point Capital, Inc., 5.00%, 02/01/2026(b)(c)	$870,000	$719,377
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	1,810,000	1,704,368

		2,423,745

Tobacco-0.21%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	390,000	380,716

Trading Companies & Distributors-0.53%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	500,000	498,018
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	483,000	484,915

		982,933

Water Utilities-0.35%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	632,000	648,536

Wireless Telecommunication Services-1.48%
Sprint Corp., 7.63%, 03/01/2026	2,404,000	2,743,445

Total U.S. Dollar Denominated Bonds & Notes (Cost $183,526,894)		178,235,620

Variable Rate Senior Loan Interests-0.01%(d)(e)
Media-0.01%
McClatchy Co. (The), Term Loan, 10.00%, 07/15/2026(f) (Cost $25,150)	26,628	26,533

	Shares

Money Market Funds-0.89%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $1,648,086)	1,648,086	1,648,086

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.11% (Cost $185,200,130)		179,910,239

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.65%
Invesco Private Government Fund, 0.12%(g)(h)(i)	11,714,199	11,714,199
Invesco Private Prime Fund, 0.08%(g)(h)(i)	28,379,873	28,382,711

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,099,503)		40,096,910

TOTAL INVESTMENTS IN SECURITIES-118.76% (Cost $225,299,633)		220,007,149
OTHER ASSETS LESS LIABILITIES-(18.76)%		(34,749,285)

NET ASSETS-100.00%		$185,257,864

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $131,333,224, which represented 70.89% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(e)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,830,545	$23,486,785	$(24,669,244)	$-	$-	$1,648,086	$363

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,613,013	27,892,655	(24,791,469)	-	-	11,714,199	1,412	*
Invesco Private Prime Fund	20,097,030	53,260,934	(44,968,109)	(2,593)	(4,551)	28,382,711	11,838	*

Total	$31,540,588	$104,640,374	$(94,428,822)	$(2,593)	$(4,551)	$41,744,996	$13,613

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)  as of February 28, 2022

Consumer Discretionary	18.28

Energy	17.68

Communication Services	15.16

Industrials	11.68

Financials	7.74

Materials	6.84

Information Technology	5.15

Consumer Staples	4.06

Health Care	3.84

Real Estate	3.27

Utilities	2.52

Money Market Funds Plus Other Assets Less Liabilities	3.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.63%
Aerospace & Defense-1.82%
Moog, Inc., 4.25%, 12/15/2027(b)	$273,000	$268,100
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	600,000	619,191

		887,291

Auto Components-1.66%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	223,000	225,094
5.75%, 07/15/2027(b)	195,000	196,595
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	385,000	385,493

		807,182

Automobiles-3.80%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	215,000	214,084
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	425,000	428,910
4.13%, 08/17/2027(c)	600,000	605,310
3.82%, 11/02/2027	400,000	396,908
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	220,000	202,692

		1,847,904

Banks-0.68%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)(c)	360,000	332,793

Building Products-0.84%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	197,000	198,720
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	218,000	212,287

		411,007

Chemicals-3.13%
Chemours Co. (The), 5.38%, 05/15/2027(c)	255,000	256,275
HB Fuller Co., 4.00%, 02/15/2027	165,000	165,219
Hexion, Inc., 7.88%, 07/15/2027(b)	233,000	245,597
Methanex Corp. (Canada), 5.13%, 10/15/2027	380,000	386,432
Olin Corp., 5.13%, 09/15/2027	276,000	279,789
SPCM S.A. (France), 3.13%, 03/15/2027(b)	200,000	189,717

		1,523,029

Commercial Services & Supplies-4.71%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	572,000	598,312
Brink’s Co. (The), 4.63%, 10/15/2027(b)	325,000	317,749
CoreCivic, Inc., 4.75%, 10/15/2027	140,000	124,203
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	310,000	300,805
Harsco Corp., 5.75%, 07/31/2027(b)	278,000	274,168
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)(c)	180,000	169,754
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	545,000	504,985

		2,289,976

	Principal Amount	Value
Communications Equipment-0.70%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)(c)	$384,000	$340,335

Construction & Engineering-1.47%
AECOM, 5.13%, 03/15/2027	502,000	514,982
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	200,000	198,768

		713,750

Consumer Finance-1.56%
Navient Corp., 5.00%, 03/15/2027	383,000	370,187
OneMain Finance Corp., 3.50%, 01/15/2027	410,000	388,458

		758,645

Containers & Packaging-3.07%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc., 5.25%, 08/15/2027(b) .	650,000	618,591
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	165,000	169,409
LABL, Inc., 10.50%, 07/15/2027(b)	348,000	357,333
Pactiv LLC, 8.38%, 04/15/2027(c)	110,000	116,242
Sealed Air Corp., 4.00%, 12/01/2027(b)	232,000	230,066

		1,491,641

Distributors-0.69%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)(c)	350,000	333,300

Diversified Consumer Services-0.86%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	400,000	417,000

Diversified Financial Services-1.84%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	225,000	218,550
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)(c)	210,000	199,840
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	217,000	216,288
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	270,000	258,463

		893,141

Diversified Telecommunication Services-1.98%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	200,000	187,901
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	815,000	775,945

		963,846

Electric Utilities-3.72%
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	757,000	783,794
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	306,000	308,030
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)(c)	713,000	719,125

		1,810,949

Electrical Equipment-0.31%
EnerSys, 4.38%, 12/15/2027(b)	150,000	149,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Energy Equipment & Services-2.78%
CGG S.A. (France), 8.75%, 04/01/2027(b)(c)	$200,000	$195,378
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	380,000	392,827
Transocean, Inc., 11.50%, 01/30/2027(b)	350,000	350,658
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	415,000	415,867

		1,354,730

Entertainment-1.62%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(b)(c)	523,000	514,507
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	278,000	276,233

		790,740

Equity REITs-3.83%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027, (Acquired 12/14/2021 - 12/27/2021; Cost $393,043)(b)(c)(d)	400,000	373,696
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	548,000	547,501
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 02/01/2027	344,000	372,619
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	374,000	366,799
Service Properties Trust, 5.50%, 12/15/2027(c)	206,000	201,880

		1,862,495

Food & Staples Retailing-2.94%
Albertson’s Cos., Inc./Safeway, Inc./New
Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)(c)	739,000	743,159
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	585,000	596,015
Rite Aid Corp., 7.70%, 02/15/2027(c)	110,000	92,055

		1,431,229

Gas Utilities-0.61%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	291,000	294,384

Health Care Providers & Services-3.65%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	385,000	406,548
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	305,000	289,386
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)(c)	818,000	826,098
US Renal Care, Inc., 10.63%, 07/15/2027(b)	257,000	256,135

		1,778,167

Hotels, Restaurants & Leisure-8.61%
Affinity Gaming, 6.88%, 12/15/2027(b)	300,000	295,882
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	552,000	553,449
Carnival Corp., 5.75%, 03/01/2027(b)(c)	1,920,000	1,869,686

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	$277,000	$279,373
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)(c)	223,000	226,341
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	250,000	252,422
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	215,000	225,021
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	493,000	488,657

		4,190,831

Household Durables-1.65%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	196,000	194,774
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	276,000	277,383
Meritage Homes Corp., 5.13%, 06/06/2027	155,000	161,067
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	168,000	167,640

		800,864

Household Products-1.55%
Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	552,000	511,398
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)(c)	290,000	242,614

		754,012

Industrial Conglomerates-1.64%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	801,000	796,582

Insurance-2.23%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	381,000	368,162
6.75%, 10/15/2027(b)	733,000	717,336

		1,085,498

Interactive Media & Services-3.35%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	246,000	246,302
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	983,000	1,005,732
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	385,000	379,148

		1,631,182

Internet & Direct Marketing Retail-0.36%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)	190,000	176,839

Machinery-2.49%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)(c)	148,000	158,071
Park-Ohio Industries, Inc., 6.63%, 04/15/2027(c)	187,000	163,821
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	900,000	892,094

		1,213,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Media-3.87%
Belo Corp.
7.75%, 06/01/2027	$110,000	$124,547
7.25%, 09/15/2027	136,000	152,216
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	687,000	687,206
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	215,000	195,895
Telesat Canada/Telesat LLC (Canada), 4.88%, 06/01/2027(b)	217,000	154,470
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b)(c)	555,000	569,502

		1,883,836

Mortgage REITs-1.08%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	220,000	208,213
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)(c)	326,000	318,028

		526,241

Oil, Gas & Consumable Fuels-10.79%
Apache Corp., 4.88%, 11/15/2027	204,000	209,942
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	187,000	242,846
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)(c)	250,000	268,287
DCP Midstream Operating L.P., 5.63%, 07/15/2027	276,000	296,889
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	493,000	513,183
EQT Corp., 3.90%, 10/01/2027(c)	689,000	696,996
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	510,000	516,375
Murphy Oil Corp., 5.88%, 12/01/2027(c)	275,000	280,510
NuStar Logistics L.P., 5.63%, 04/28/2027	306,000	306,886
Occidental Petroleum Corp.
3.00%, 02/15/2027(c)	393,000	383,888
8.50%, 07/15/2027	274,000	330,639
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	278,000	281,707
SM Energy Co., 6.63%, 01/15/2027(c)	190,000	192,129
Southwestern Energy Co., 4.75%, 02/01/2032	500,000	497,980
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	233,000	233,381

		5,251,638

Pharmaceuticals-6.15%
Bausch Health Americas, Inc., 8.50%, 01/31/2027(b)(c)	956,000	969,843
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)	520,000	507,845
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	400,000	408,054
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	1,107,000	1,108,278

		2,994,020

	Principal Amount	Value
Professional Services-0.93%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	$276,000	$273,704
Korn Ferry, 4.63%, 12/15/2027(b)	183,000	180,562

		454,266

Software-1.60%
LogMeIn, Inc., 5.50%, 09/01/2027(b)	522,000	497,119
NCR Corp., 5.75%, 09/01/2027(b)	279,000	282,146

		779,265

Specialty Retail-1.01%
Carvana Co., 5.50%, 04/15/2027(b)	300,000	268,656
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	220,000	225,211

		493,867

Technology Hardware, Storage & Peripherals-1.10%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	271,000	270,608
Seagate HDD Cayman, 4.88%, 06/01/2027(c)	258,000	265,517

		536,125

Trading Companies & Distributors-1.95%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	658,000	675,273
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	270,000	275,223

		950,496

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.63% (Cost $49,885,004)		48,002,144

	Shares

Investments Purchased with Cash Collateral from Securities on Loan Money

Market Funds-30.65%
Invesco Private Government Fund, 0.12%(e)(f)(g)	4,389,718	4,389,718
Invesco Private Prime Fund, 0.08%(e)(f)(g)	10,522,462	10,523,515
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,914,212)		14,913,233

TOTAL INVESTMENTS IN SECURITIES-129.28% (Cost $64,799,216)		62,915,377
OTHER ASSETS LESS LIABILITIES-(29.28)%		(14,247,863)

NET ASSETS-100.00%		$48,667,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued) February 28, 2022 (Unaudited)

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $34,260,097, which represented 70.40% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$228,494	$3,056,319	$(3,284,813)	$-	$-	$-	$51

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,310,687	8,193,509	(7,114,478)	-	-	4,389,718	505	*

Invesco Private Prime Fund	7,724,936	17,627,858	(14,826,675)	(979)	(1,625)	10,523,515	4,441	*

Total	$11,264,117	$28,877,686	$(25,225,966)	$(979)	$(1,625)	$14,913,233	$4,997

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Consumer Discretionary	18.70

Industrials	15.73

Energy	13.57

Communication Services	10.83

Health Care	9.81

Financials	7.39

Materials	6.19

Consumer Staples	4.49

Utilities	4.33

Real Estate	3.83

Information Technology	3.76

Money Market Funds Plus Other Assets Less Liabilities	1.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.13%
Aerospace & Defense-1.42%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)	$110,000	$105,204
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	52,000	50,530
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	122,000	116,642

		272,376

Airlines-0.52%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	102,000	100,172

Auto Components-1.05%
ANGI Group LLC, 3.88%, 08/15/2028(b)	71,000	63,126
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	70,000	67,084
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	71,000	71,138

		201,348

Automobiles-2.75%
Ford Motor Co., 6.63%, 10/01/2028	55,000	61,833
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	200,000	189,739
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	198,600
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	82,000	78,594

		528,766

Biotechnology-1.30%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	67,000	60,042
Grifols Escrow Issuer S.A. (Spain), 4.75%, 10/15/2028(b)	200,000	188,745

		248,787

Capital Markets-2.28%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)(c)	140,000	127,829
NFP Corp.
4.88%, 08/15/2028(b)	80,000	76,492
6.88%, 08/15/2028(b)	251,000	233,763

		438,084

Chemicals-4.70%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	110,000	105,509
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	70,000	70,515
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	112,000	106,401
HB Fuller Co., 4.25%, 10/15/2028	41,000	39,098
Ingevity Corp., 3.88%, 11/01/2028(b)	75,000	70,815
LSB Industries, Inc., 6.25%, 10/15/2028(b)(c)	70,000	70,428
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	52,000	51,196
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	200,000	186,760

	Principal Amount	Value
Chemicals-(continued)
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	$150,000	$143,625
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	61,000	58,127

		902,474

Commercial Services & Supplies-5.02%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 06/01/2028(b)	200,000	190,165
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	101,000	93,533
3.50%, 09/01/2028(b)	110,000	105,196
Madison IAQ LLC, 4.13%, 06/30/2028(b)(c)	95,000	89,993
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	150,000	145,765
5.75%, 11/01/2028(b)	183,000	165,361
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	180,000	173,915

		963,928

Communications Equipment-0.25%
ViaSat, Inc., 6.50%, 07/15/2028(b)	52,000	48,067

Construction & Engineering-1.18%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	80,000	77,894
Pike Corp., 5.50%, 09/01/2028(b)	101,000	97,338
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	50,000	51,054

		226,286

Consumer Finance-1.73%
Curo Group Holdings Corp., 7.50%, 08/01/2028(b)	140,000	124,502
FirstCash, Inc., 4.63%, 09/01/2028(b)	71,000	67,120
Navient Corp., 4.88%, 03/15/2028(c)	70,000	65,552
OneMain Finance Corp., 3.88%, 09/15/2028	80,000	74,226

		331,400

Containers & Packaging-2.25%
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	70,000	67,445
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	60,000	57,084
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	100,000	97,250
LABL, Inc., 5.88%, 11/01/2028(b)	70,000	67,135
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)	70,000	64,746
Silgan Holdings, Inc., 4.13%, 02/01/2028	80,000	78,594

		432,254

Diversified Consumer Services-0.83%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)(c)	110,000	98,599
Grand Canyon University, 5.13%, 10/01/2028	60,000	60,150

		158,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Diversified Financial Services-1.99%
AG Issuer LLC, 6.25%, 03/01/2028(b)	$72,000	$72,900
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	192,833
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	120,000	117,097

		382,830

Diversified Telecommunication Services-9.57%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)(c)	200,000	176,850
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	187,242
CommScope, Inc., 7.13%, 07/01/2028(b)(c)	91,000	85,466
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)(c)	60,000	56,920
6.50%, 10/01/2028(b)(c)	107,000	106,733
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	268,000	260,563
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	200,000	199,278
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	173,000	160,025
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028	60,000	57,831
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	142,000	133,539
Switch Ltd., 3.75%, 09/15/2028(b)	81,000	76,975
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	193,000	195,034
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)(c)	150,000	139,674

		1,836,130

Electric Utilities-1.09%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	95,000	92,926
Talen Energy Supply LLC
6.63%, 01/15/2028(b)	70,000	60,842
7.63%, 06/01/2028(b)	61,000	54,697

		208,465

Electrical Equipment-0.57%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	120,000	110,263

Electronic Equipment, Instruments & Components-0.20%
Austin BidCo, Inc., 7.13%, 12/15/2028(b)	40,000	39,140

Energy Equipment & Services-1.10%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	102,000	102,118
Bristow Group, Inc., 6.88%, 03/01/2028(b)	60,000	60,781
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	50,000	48,961

		211,860

Entertainment-1.36%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028(b)	91,000	90,563
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	110,000	104,221
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	70,000	67,112

		261,896

	Principal Amount	Value
Equity REITs-3.10%
American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	$70,000	$65,337
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	60,000	57,400
Diversified Healthcare Trust, 4.75%, 02/15/2028	62,000	56,151
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	114,000	114,228
5.00%, 07/15/2028(b)	72,000	71,444
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 01/15/2028	47,000	48,794
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)(c)	104,000	105,685
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	80,000	76,279

		595,318

Food & Staples Retailing-1.84%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	61,000	53,136
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	60,000	50,100
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	249,733

		352,969

Food Products-2.01%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	53,000	51,104
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)(c)	72,000	74,011
Post Holdings, Inc., 5.63%, 01/15/2028(b)	136,000	136,656
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	60,000	59,474
TreeHouse Foods, Inc., 4.00%, 09/01/2028(c)	71,000	64,868

		386,113

Health Care Equipment & Supplies-0.52%
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	100,000	99,921

Health Care Providers & Services-0.93%
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	50,000	42,325
Cano Health LLC, 6.25%, 10/01/2028(b)	40,000	35,557
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)(c)	100,000	99,746

		177,628

Hotels, Restaurants & Leisure-4.70%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	108,000	106,292
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	158,000	158,457
Carnival Corp., 4.00%, 08/01/2028(b)	340,000	325,190
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	49,000	47,558
MGM Resorts International, 4.75%, 10/15/2028(c)	107,000	106,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Station Casinos LLC, 4.50%, 02/15/2028(b)	$101,000	$97,212
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	62,000	61,495

		902,935

Household Durables-1.22%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)(c)	74,000	66,811
M/I Homes, Inc., 4.95%, 02/01/2028	52,000	50,921
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	46,000	46,425
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	70,000	69,125

		233,282

Household Products-0.41%
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	82,000	77,988

Independent Power and Renewable Electricity Producers-2.41%
Calpine Corp.
4.50%, 02/15/2028(b)	178,000	173,841
5.13%, 03/15/2028(b)	193,000	186,128
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	102,000	102,439

		462,408

Interactive Media & Services-1.67%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	62,000	62,293
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	122,000	118,804
Rackspace Technology Global, Inc.
3.50%, 02/15/2028(b)	80,000	72,686
5.38%, 12/01/2028(b)(c)	75,000	67,391

		321,174

Internet & Direct Marketing Retail-0.18%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028(b)(c)	40,000	35,065

IT Services-1.59%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	60,000	56,467
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	132,000	125,142
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	130,000	123,042

		304,651

Machinery-1.40%
ATS Automation Tooling Systems, Inc. (Canada), 4.13%, 12/15/2028(b)	40,000	38,599
GrafTech Finance, Inc., 4.63%, 12/15/2028(b) .	75,000	73,003
Meritor, Inc., 4.50%, 12/15/2028(b)	38,000	38,906
Titan International, Inc., 7.00%, 04/30/2028	60,000	62,100
Wabash National Corp., 4.50%, 10/15/2028(b) .	60,000	56,982

		269,590

Media-9.93%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	129,000	130,048
CSC Holdings LLC, 5.38%, 02/01/2028(b)	140,000	136,500
DISH DBS Corp.
7.38%, 07/01/2028(c)	172,000	161,986
5.75%, 12/01/2028(b)	350,000	335,676
GCI LLC, 4.75%, 10/15/2028(b)	84,000	82,561

	Principal Amount	Value
Media-(continued)
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	$70,000	$67,805
Lamar Media Corp., 3.75%, 02/15/2028	81,000	77,963
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	130,000	123,500
National CineMedia LLC, 5.88%, 04/15/2028(b)(c)	52,000	46,207
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	295,000	284,115
TEGNA, Inc., 4.63%, 03/15/2028	142,000	142,178
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	199,231
Urban One, Inc., 7.38%, 02/01/2028(b)	119,000	118,550

		1,906,320

Metals & Mining-0.31%
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	62,000	58,645

Oil, Gas & Consumable Fuels-5.22%
Apache Corp., 4.38%, 10/15/2028	101,000	102,433
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	47,000	48,223
Callon Petroleum Co., 8.00%, 08/01/2028(b)(c) .	90,000	93,709
CVR Energy, Inc., 5.75%, 02/15/2028(b)	52,000	49,082
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	95,000	96,384
EnLink Midstream LLC, 5.63%, 01/15/2028(b) .	70,000	70,814
EQM Midstream Partners L.P., 5.50%, 07/15/2028	117,000	115,340
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	72,000	68,876
Laredo Petroleum, Inc., 10.13%, 01/15/2028	50,000	52,981
Occidental Petroleum Corp., 6.38%, 09/01/2028	71,000	80,356
Renewable Energy Group, Inc., 5.88%, 06/01/2028(b)	82,000	88,649
SM Energy Co., 6.50%, 07/15/2028	60,000	61,573
Weatherford International Ltd., 6.50%, 09/15/2028(b)	70,000	72,557

		1,000,977

Paper & Forest Products-0.68%
Clearwater Paper Corp., 4.75%, 08/15/2028(b) .	38,000	35,781
Domtar Corp., 6.75%, 10/01/2028(b)(c)	94,000	94,074

		129,855

Pharmaceuticals-3.88%
Bausch Health Cos., Inc.
5.00%, 01/30/2028(b)	178,000	149,378
4.88%, 06/01/2028(b)(c)	270,000	259,837
Elanco Animal Health, Inc., 6.40%, 08/28/2028	105,000	113,957
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	225,000	221,693

		744,865

Professional Services-2.09%
ASGN, Inc., 4.63%, 05/15/2028(b)	77,000	76,170
CoreLogic, Inc., 4.50%, 05/01/2028(b)	100,000	95,073
KBR, Inc., 4.75%, 09/30/2028(b)	36,000	35,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Professional Services-(continued)
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/2028(b)	$142,000	$136,214
Science Applications International Corp., 4.88%, 04/01/2028(b)	60,000	58,632

		401,903

Real Estate Management & Development-0.16%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	31,000	29,965

Semiconductors & Semiconductor Equipment-0.77%
Entegris, Inc., 4.38%, 04/15/2028(b)	48,000	47,123
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	102,000	101,255

		148,378

Software-3.17%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	142,000	134,784
Castle US Holding Corp., 9.50%, 02/15/2028(b)	45,000	46,263
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	70,000	70,525
Fair Isaac Corp., 4.00%, 06/15/2028(b)	126,000	123,843
MicroStrategy, Inc., 6.13%, 06/15/2028(b)(c)	70,000	67,637
NCR Corp., 5.00%, 10/01/2028(b)	96,000	94,813
PTC, Inc., 4.00%, 02/15/2028(b)	72,000	70,322

		608,187

Specialty Retail-3.48%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(c)	61,000	60,058
At Home Group, Inc., 4.88%, 07/15/2028(b)	40,000	37,126
Bath & Body Works, Inc., 5.25%, 02/01/2028	72,000	74,700
Carvana Co., 5.88%, 10/01/2028(b)	81,000	72,436
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	106,000	102,340
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	30,000	28,760
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	120,000	112,695
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	90,000	86,060
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	95,000	94,642

		668,817

Technology Hardware, Storage & Peripherals-0.56%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	107,000	106,918

Investment Abbreviations: REIT-Real Estate Investment Trust

	Principal Amount	Value
Thrifts & Mortgage Finance-0.98%
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	$80,000	$71,494
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	117,000	116,825

		188,319

Trading Companies & Distributors-1.57%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	140,000	133,951
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	178,000	166,801

		300,752

Wireless Telecommunication Services-2.19%
Sprint Capital Corp., 6.88%, 11/15/2028	353,000	419,747

Total U.S. Dollar Denominated Bonds & Notes (Cost $19,734,128)		18,835,965

	Shares
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $110,681)	110,681	110,681

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.71% (Cost $19,844,809)		18,946,646

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.19%
Invesco Private Government Fund, 0.12%(d)(e)(f)	932,336	932,336
Invesco Private Prime Fund, 0.08%(d)(e)(f)	2,175,233	2,175,450

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,107,931)		3,107,786

TOTAL INVESTMENTS IN SECURITIES-114.90% (Cost $22,952,740)		22,054,432
OTHER ASSETS LESS LIABILITIES-(14.90)%		(2,859,624)

NET ASSETS-100.00%		$19,194,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued) February 28, 2022 (Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $16,145,480, which represented 84.11% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$58,424	$1,052,708	$(1,000,451)	$-	$-	$110,681	$15

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	573,554	3,645,139	(3,286,357)	-	-	932,336	95	*

Invesco Private Prime Fund	1,338,292	7,018,616	(6,181,063)	(145)	(250)	2,175,450	811	*

Total	$1,970,270	$11,716,463	$(10,467,871)	$(145)	$(250)	$3,218,467	$921

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Communication Services	24.72

Industrials	13.78

Consumer Discretionary	13.21

Materials	7.94

Financials	6.98

Information Technology	6.72

Health Care	6.62

Energy	6.32

Consumer Staples	5.08

Utilities	3.50

Real Estate	3.26

Money Market Funds Plus Other Assets Less Liabilities	1.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT) February 28, 2022 (Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.75%
Aerospace & Defense-1.34%
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	$40,000	$38,869
TransDigm, Inc.
4.63%, 01/15/2029	50,000	47,411
4.88%, 05/01/2029	40,000	38,052

		124,332

Airlines-1.10%
United Airlines, Inc., 4.63%, 04/15/2029(b)	105,000	102,448

Auto Components-2.48%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(c)	30,000	28,507
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(b)	40,000	39,404
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	60,000	57,753
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	20,000	18,092
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	30,000	28,312
Tenneco, Inc., 5.13%, 04/15/2029(b)	40,000	39,759
Wheel Pros, Inc., 6.50%, 05/15/2029(b)	20,000	18,332

		230,159

Automobiles-0.60%
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	30,000	27,862
Thor Industries, Inc., 4.00%, 10/15/2029(b)	30,000	27,413

		55,275

Beverages-0.60%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	30,000	27,976
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	30,000	27,696

		55,672

Building Products-0.88%
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	20,000	18,682
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	20,000	17,282
6.75%, 08/01/2029(b)	20,000	17,685
PGT Innovations, Inc., 4.38%, 10/01/2029(b)(c)	30,000	28,229

		81,878

Capital Markets-0.29%
APX Group, Inc., 5.75%, 07/15/2029(b)	30,000	26,943

Chemicals-4.28%
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(b)(c)	30,000	27,424
Chemours Co. (The), 4.63%, 11/15/2029(b)	40,000	37,112
Diamond BC B.V., 4.63%, 10/01/2029(b)	30,000	27,340
EverArc Escrow S.a.r.l., 5.00%, 10/30/2029(b)	40,000	37,062
LSF11 A5 Holdco LLC, 6.63%, 10/15/2029(b)	20,000	18,950
Methanex Corp. (Canada), 5.25%, 12/15/2029	40,000	40,476
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	40,000	37,551
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)(c)	40,000	37,653
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	20,000	18,973

	Principal Amount	Value
Chemicals-(continued)
Tronox, Inc., 4.63%, 03/15/2029(b)	$60,000	$56,637
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	60,000	57,600

		396,778

Commercial Services & Supplies-3.86%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	30,000	27,880
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	50,000	47,228
APi Escrow Corp., 4.75%, 10/15/2029(b)	20,000	18,924
Deluxe Corp., 8.00%, 06/01/2029(b)	20,000	20,527
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	40,000	37,875
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	30,000	27,260
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	40,000	37,850
4.38%, 08/15/2029(b)	30,000	27,903
Madison IAQ LLC, 5.88%, 06/30/2029(b)	50,000	45,439
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029(b)(c)	30,000	29,224
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	20,000	19,023
Stericycle, Inc., 3.88%, 01/15/2029(b)	20,000	18,653

		357,786

Communications Equipment-0.40%
Plantronics, Inc., 4.75%, 03/01/2029(b)	20,000	17,769
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	20,000	18,991

		36,760

Construction & Engineering-0.72%
Arcosa, Inc., 4.38%, 04/15/2029(b)	20,000	18,985
Dycom Industries, Inc., 4.50%, 04/15/2029(b)(c)	20,000	19,235
IEA Energy Services LLC, 6.63%, 08/15/2029(b)	20,000	18,537
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	10,000	9,840

		66,597

Construction Materials-0.39%
APi Group DE, Inc., 4.13%, 07/15/2029(b)	20,000	18,452
Victors Merger Corp., 6.38%, 05/15/2029(b)	20,000	17,350

		35,802

Consumer Finance-1.76%
Navient Corp., 5.50%, 03/15/2029	50,000	47,339
OneMain Finance Corp., 5.38%, 11/15/2029	40,000	40,300
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	20,000	17,427
PRA Group, Inc., 5.00%, 10/01/2029(b)	20,000	19,434
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	40,000	38,477

		162,977

Containers & Packaging-0.81%
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	20,000	18,780
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	20,000	18,990
LABL, Inc., 8.25%, 11/01/2029(b)	20,000	18,638
TriMas Corp., 4.13%, 04/15/2029(b)	20,000	18,858

		75,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Distributors-0.59%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	$40,000	$36,812
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	20,000	18,016

		54,828

Diversified Consumer Services-0.58%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	20,000	18,899
Signal Parent, Inc., 6.13%, 04/01/2029(b)	10,000	8,342
StoneMor, Inc., 8.50%, 05/15/2029(b)	10,000	10,095
WW International, Inc., 4.50%, 04/15/2029(b)	20,000	16,837

		54,173

Diversified Financial Services-2.20%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b) .	20,000	19,841
Cobra Acquisitionco LLC, 6.38%, 11/01/2029(b)	30,000	27,526
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	42,000	40,649
Hightower Holding LLC, 6.75%, 04/15/2029(b)	20,000	20,046
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	30,000	29,306
LPL Holdings, Inc., 4.00%, 03/15/2029(b)	40,000	38,911
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	30,000	27,502

		203,781

Diversified Telecommunication Services-7.19%
Altice France S.A. (France)
5.13%, 07/15/2029(b)	200,000	181,247
5.50%, 10/15/2029(b)	200,000	183,533
CommScope, Inc., 4.75%, 09/01/2029(b)	80,000	74,730
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	52,000	50,570
5.88%, 11/01/2029	40,000	36,873
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	30,000	26,326
3.75%, 07/15/2029(b)	30,000	26,521
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	40,000	33,469
5.38%, 06/15/2029(b)	40,000	34,780
Switch Ltd., 4.13%, 06/15/2029(b)	20,000	19,179

		667,228

Electric Utilities-1.45%
DPL, Inc., 4.35%, 04/15/2029	20,000	19,535
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	20,000	19,400
NRG Energy, Inc., 3.38%, 02/15/2029(b)	30,000	27,912
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b) .	70,000	67,954

		134,801

Electronic Equipment, Instruments & Components-1.89%
II-VI, Inc., 5.00%, 12/15/2029(b)	60,000	59,957
Imola Merger Corp., 4.75%, 05/15/2029(b)	90,000	87,432
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	30,000	27,726

		175,115

Energy Equipment & Services-1.02%
Colgate Energy Partners III LLC, 5.88%, 07/01/2029(b)	40,000	41,248

	Principal Amount	Value
Energy Equipment & Services-(continued)
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	$13,000	$13,215
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	40,000	40,202

		94,665

Entertainment-0.78%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	37,000	35,235
Playtika Holding Corp., 4.25%, 03/15/2029(b)	40,000	37,256

		72,491

Equity REITs-2.77%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	60,000	57,994
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 3.88%, 02/15/2029(b)	30,000	30,204
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	28,000	27,020
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	40,000	37,850
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	30,000	28,221
SBA Communications Corp., 3.13%, 02/01/2029	50,000	46,504
XHR L.P., 4.88%, 06/01/2029(b)	30,000	29,095

		256,888

Food & Staples Retailing-2.25%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	70,000	65,253
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	20,000	18,831
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	50,000	47,765
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	40,000	37,102
US Foods, Inc., 4.75%, 02/15/2029(b)	40,000	39,619

		208,570

Food Products-0.55%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	50,000	51,340

Gas Utilities-0.21%
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	20,000	19,110

Health Care Equipment & Supplies-4.09%
Hologic, Inc., 3.25%, 02/15/2029(b)	30,000	28,477
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029(b)	240,000	226,851
5.25%, 10/01/2029(b)	130,000	124,332

		379,660

Health Care Providers & Services-2.96%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	27,000	26,697
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	20,000	18,932
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	50,000	48,192
HealthEquity, Inc., 4.50%, 10/01/2029(b)	30,000	28,593
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	30,000	27,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)(c)	$30,000	$28,284
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	30,000	28,307
Tenet Healthcare Corp., 4.25%, 06/01/2029(b)	70,000	67,645

		274,431

Hotels, Restaurants & Leisure-6.98%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	40,000	37,774
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	50,000	48,936
Boyne USA, Inc., 4.75%, 05/15/2029(b)	20,000	19,822
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	70,000	66,696
Carnival Corp., 6.00%, 05/01/2029(b)	110,000	106,305
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	10,000	8,619
Cedar Fair L.P., 5.25%, 07/15/2029(c)	20,000	20,012
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	20,000	19,638
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	50,000	48,329
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	40,000	39,260
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	30,000	27,203
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	30,000	28,462
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	60,000	58,575
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	30,000	27,942
Penn National Gaming, Inc., 4.13%, 07/01/2029(b)	20,000	18,522
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	30,000	27,254
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	45,000	43,832

		647,181

Household Durables-1.02%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	20,000	18,850
Century Communities, Inc., 3.88%, 08/15/2029(b)	30,000	27,871
LGI Homes, Inc., 4.00%, 07/15/2029(b)	20,000	18,694
Meritage Homes Corp., 3.88%, 04/15/2029(b)	20,000	19,583
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029(b)	10,000	9,522

		94,520

Household Products-0.39%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)(c)	40,000	36,150

Independent Power and Renewable Electricity Producers-0.30%
Calpine Corp., 4.63%, 02/01/2029(b)	30,000	27,869

Industrial Conglomerates-0.40%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	40,000	37,166

	Principal Amount	Value
Insurance-2.32%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029(b)	$40,000	$37,649
6.00%, 08/01/2029(b)	30,000	27,099
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	40,000	37,812
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	30,000	28,613
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	30,000	27,644
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b) .	30,000	27,940
HUB International Ltd., 5.63%, 12/01/2029(b)	30,000	28,537

		215,294

Interactive Media & Services-0.51%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	30,000	28,479
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	20,000	18,812

		47,291

Internet & Direct Marketing Retail-0.30%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)(c)	30,000	28,269

IT Services-2.13%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	60,000	56,571
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	30,000	28,555
Endurance International Group Holdings, Inc., 6.00%, 02/15/2029(b)	20,000	16,335
Gartner, Inc., 3.63%, 06/15/2029(b)	40,000	38,880
Twilio, Inc., 3.63%, 03/15/2029	30,000	28,717
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	30,000	28,315

		197,373

Leisure Products-0.20%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	20,000	18,826

Life Sciences Tools & Services-0.62%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(b)	30,000	28,851
Syneos Health, Inc., 3.63%, 01/15/2029(b)	30,000	28,375

		57,226

Machinery-1.05%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	20,000	19,127
OT Merger Corp., 7.88%, 10/15/2029(b)	20,000	17,852
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	30,000	28,987
Terex Corp., 5.00%, 05/15/2029(b)	32,000	31,738

		97,704

Media-5.46%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	182,498
AMC Networks, Inc., 4.25%, 02/15/2029	40,000	37,513
Liberty Interactive LLC, 8.50%, 07/15/2029	20,000	19,640
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	40,000	35,975
Midas Opco Holdings LLC, 5.63%, 08/15/2029(b)	60,000	58,875
News Corp., 3.88%, 05/15/2029(b)	40,000	38,370
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	20,000	19,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Media-(continued)
TEGNA, Inc., 5.00%, 09/15/2029	$40,000	$39,967
Univision Communications, Inc., 4.50%, 05/01/2029(b)	60,000	57,078
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)	18,000	17,156

		506,173

Metals & Mining-1.14%
Allegheny Technologies, Inc., 4.88%, 10/01/2029	30,000	29,062
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	21,000	20,299
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	20,000	17,669
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	20,000	19,215
TMS International Corp., 6.25%, 04/15/2029(b)	20,000	19,256

		105,501

Mortgage REITs-0.61%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	30,000	27,127
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	30,000	29,115

		56,242

Oil, Gas & Consumable Fuels-6.34%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	20,000	19,063
CNX Resources Corp., 6.00%, 01/15/2029(b)	31,000	31,707
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	26,000	26,200
DCP Midstream Operating L.P., 5.13%, 05/15/2029	30,000	31,626
DT Midstream, Inc., 4.13%, 06/15/2029(b)	50,000	48,463
EnLink Midstream LLC, 5.38%, 06/01/2029	30,000	29,897
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	40,000	37,419
EQT Corp., 5.00%, 01/15/2029	20,000	21,133
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	40,000	40,270
ITT Holdings LLC, 6.50%, 08/01/2029(b)	60,000	56,339
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	32,000	32,394
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	30,000	28,338
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	40,000	39,709
Southwestern Energy Co., 5.38%, 02/01/2029	26,000	26,780
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	30,000	28,801
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	40,000	40,585
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029	50,000	49,036

		587,760

Paper & Forest Products-1.42%
Glatfelter Corp., 4.75%, 11/15/2029(b)	25,000	23,734
Louisiana-Pacific Corp., 3.63%, 03/15/2029(b)	20,000	18,764
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	60,000	58,762
Sylvamo Corp., 7.00%, 09/01/2029(b)	30,000	30,103

		131,363

	Principal Amount	Value
Personal Products-0.62%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	$40,000	$38,852
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	20,000	18,815

		57,667

Pharmaceuticals-2.59%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	30,000	27,099
Bausch Health Cos., Inc.
5.00%, 02/15/2029(b)	40,000	32,371
6.25%, 02/15/2029(b)	50,000	42,729
7.25%, 05/30/2029(b)	30,000	26,307
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	20,000	18,550
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	70,000	65,726
HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	30,000	27,571

		240,353

Professional Services-0.60%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	10,000	9,508
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 07/15/2029(b)	30,000	27,009
TriNet Group, Inc., 3.50%, 03/01/2029(b)	20,000	18,846

		55,363

Real Estate Management & Development-1.81%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	50,000	47,343
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	30,000	28,762
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	30,000	29,363
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	63,000	62,587

		168,055

Road & Rail-1.64%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	20,000	19,055
Hertz Corp. (The), 5.00%, 12/01/2029(b)	60,000	56,044
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	80,000	76,742

		151,841

Semiconductors & Semiconductor Equipment-0.41%
Entegris, Inc., 3.63%, 05/01/2029(b)	20,000	18,769
Synaptics, Inc., 4.00%, 06/15/2029(b)	20,000	19,315

		38,084

Software-2.15%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	40,000	37,572
Elastic N.V., 4.13%, 07/15/2029(b)	30,000	27,558
NCR Corp., 5.13%, 04/15/2029(b)	70,000	68,957
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	40,000	37,812
Rocket Software, Inc., 6.50%, 02/15/2029(b)	30,000	27,873

		199,772

Specialty Retail-5.89%
Arko Corp., 5.13%, 11/15/2029(b)	20,000	18,526
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	60,000	58,611
At Home Group, Inc., 7.13%, 07/15/2029(b)	30,000	26,825
Carvana Co., 4.88%, 09/01/2029(b)(c)	25,000	20,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Foot Locker, Inc., 4.00%, 10/01/2029(b)	$30,000	$27,354
Gap, Inc. (The), 3.63%, 10/01/2029(b)	50,000	45,288
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	40,000	37,167
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	50,000	47,710
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	60,000	59,206
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	60,000	52,612
Penske Automotive Group, Inc., 3.75%, 06/15/2029	20,000	18,711
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	50,000	47,542
SRS Distribution, Inc. 6.13%, 07/01/2029(b)	20,000	19,134
6.00%, 12/01/2029(b)	50,000	47,378
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	20,000	18,833

		545,819

Technology Hardware, Storage & Peripherals-0.71%
Seagate HDD Cayman
4.09%, 06/01/2029	40,000	38,572
3.13%, 07/15/2029	30,000	27,375

		65,947

Textiles, Apparel & Luxury Goods-0.39%
Crocs, Inc., 4.25%, 03/15/2029(b)	10,000	8,811
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	30,000	27,631

		36,442

Thrifts & Mortgage Finance-0.60%
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	20,000	17,927
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	40,000	37,528

		55,455

Tobacco-0.50%
Vector Group Ltd., 5.75%, 02/01/2029(b)	50,000	46,212

	Principal Amount	Value
Trading Companies & Distributors-0.61%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	$20,000	$18,675
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	20,000	19,528
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	20,000	18,650

		56,853

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,577,826)		9,065,525

	Shares

Money Market Funds-0.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $81,540)	81,540	81,540

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.63% (Cost $9,659,366)		9,147,065

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.18%
Invesco Private Government Fund, 0.12%(d)(e)(f)	88,382	88,382
Invesco Private Prime Fund, 0.08%(d)(e)(f)	206,205	206,226

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $294,614)		294,608

TOTAL INVESTMENTS IN SECURITIES-101.81% (Cost $9,953,980)		9,441,673
OTHER ASSETS LESS LIABILITIES-(1.81)%		(167,761)

NET ASSETS-100.00%		$9,273,912

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $8,097,608, which represented 87.32% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$791,989	$(710,449)	$-	$-	$81,540	$10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued) February 28, 2022 (Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$-	$278,116	$(189,734)	$-	$-	$88,382	$4	*

Invesco Private Prime Fund	-	453,309	(247,066)	(6)	(11)	206,226	23	*

Total	$-	$1,523,414	$(1,147,249)	$(6)	$(11)	$376,148	$37

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Consumer Discretionary	19.04

Communication Services	13.94

Industrials	12.21

Health Care	10.26

Materials	8.03

Financials	7.77

Information Technology	7.69

Energy	7.36

Consumer Staples	4.91

Real Estate	4.58

Utilities	1.96

Money Market Funds Plus Other Assets Less Liabilities	2.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2022 Municipal Bond ETF (BSMM) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.60%
Alabama-0.78%
Homewood (City of), AL Educational Building Authority (Samford University), Series 2013 A, RB(a)(b)	5.00%	12/01/2022	$500	$515,363

Arizona-0.83%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	360	365,205
Arizona (State of) Water Infrastructure Finance Authority (Water Quality), Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	30	30,747
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	35	35,367
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	116,204

				547,523

Arkansas-0.31%
Springdale School District No. 50, Series 2017, Ref. GO Bonds	4.00%	07/01/2023	200	201,390

California-19.49%
Bay Area Toll Authority (San Francisco Bay Area), Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	75,274
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2022	570	582,784
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	100,319
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2022	50	51,387
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	102,774
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2022	145	145,522
California (State of), Series 2021, GO Bonds	4.00%	09/01/2022	650	660,553
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2022	200	206,191
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2022	65	66,158
California (State of) Department of Water Resources, Series 2013 AM, RB	5.00%	12/01/2022	160	165,075
California (State of) Department of Water Resources, Series 2015 O, Ref. RB(a)	5.00%	05/01/2022	400	402,948
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	515,860
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012, RB(a)	5.00%	08/15/2051	300	305,873
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB(a)	5.00%	06/01/2027	100	101,090
California (State of) Public Works Board (Various Capital), Series 2012 A, RB(a)(b)	5.00%	04/01/2022	50	50,183
California (State of) Public Works Board (Various Capital), Series 2012 A, RB(a)(b)	5.00%	04/01/2022	155	155,567
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB(a)	5.00%	11/01/2030	135	138,810
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB(a)	5.00%	11/01/2037	155	159,374
California (State of) Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	100,728
California State University, Series 2012 A, RB(a)(b)	5.00%	11/01/2022	350	359,877
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(c)	5.00%	08/01/2050	60	61,076
Coachella Valley Unified School District (2005 Election), Series 2012 D, GO Bonds(a)(b)	5.00%	08/01/2022	245	249,436
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	5.00%	08/01/2022	30	30,547
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2030	610	616,478
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	146,533
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	136,468
Los Angeles (City of), CA Department of Water & Power, Series 2012 A, RB	5.00%	07/01/2043	200	202,588
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	101,439
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	30,440
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	150	152,767
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2022	45	45,830
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2022	55	55,808
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2022	205	208,012
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	40,538
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	136,943
Mount Diablo Unified School District (Election of 2010), Series 2012 E, GO Bonds(a)	5.00%	06/01/2037	300	305,406
M-S-R Public Power Agency, Series 2018 R, Ref. RB	5.00%	07/01/2022	75	76,072
San Buenaventura (City of), CA Public Facilities Financing Authority, Series 2012 B, RB(a)(b)	5.00%	07/01/2022	40	40,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2012 A, RB(a)(b)	5.00%	04/15/2022	$1,000	$1,005,422
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b)	5.00%	04/01/2022	100	100,366
San Diego (County of), CA Regional Transportation Commission, Series 2021 A, Ref. RB	5.00%	10/01/2022	20	20,490
San Diego (County of), CA Water Authority, Series 2013, Ref. RB(a)(b)	5.00%	11/01/2022	2,745	2,822,462
San Diego Unified School District (Measure YY), Series 2020 D-2, GO Bonds	5.00%	07/01/2022	150	152,144
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2012, Ref. RB(a)(b)	5.00%	05/02/2022	115	115,852
San Francisco (City of), CA Public Utilities Commission, Series 2012, RB(a)(b)	5.00%	05/01/2022	1,000	1,007,370
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	101,748
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	07/01/2022	155	157,267
University of California, Series 2012 G, RB(a)(b)	5.00%	05/15/2022	10	10,090
University of California, Series 2012 G, RB(a)(b)	5.00%	05/15/2022	5	5,045
University of California, Series 2012, RB(a)(b)	5.00%	05/15/2022	165	166,491
Ventura (County of), CA Public Financing Authority, Series 2013 A, RB(a)(b)	4.00%	11/01/2022	60	61,297

				12,809,356

Colorado-1.23%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	103,323
Colorado (State of) Health Facilities Authority (Covenant Retirement Communities), Series 2012 A, Ref. RB(a)(b)	5.00%	12/01/2022	110	113,464
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2022	500	516,052
Regional Transportation District (Fastracks), Series 2012 A, RB(a)(b)	5.00%	11/01/2022	25	25,705
University of Colorado, Series 2012 A-1, Ref. RB(a)(b)	5.00%	06/01/2022	50	50,551

				809,095

Connecticut-0.54%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB(b)	5.00%	07/01/2022	200	202,925
South Central Connecticut Regional Water Authority, Twenty Seventh Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	152,716

				355,641

District of Columbia-0.69%
District of Columbia, Series 2012 C, RB	5.00%	12/01/2026	115	118,490
District of Columbia, Series 2012 C, RB	5.00%	12/01/2029	150	154,460
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB(a)(b)	5.00%	04/01/2022	180	180,651

				453,601

Florida-6.54%
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	700	705,991
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	100	100,856
Florida (State of) (Capital Outlay), Series 2013 B, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	360	363,036
Florida (State of) Municipal Power Agency (St. Lucie), Series 2012 A, RB(a)	5.00%	10/01/2026	175	179,284
JEA Electric System, Series 2013 A, RB	5.00%	10/01/2022	100	102,473
JEA Water & Sewer System, Series 2017 A, Ref. RB	3.25%	10/01/2036	100	100,884
Miami-Dade (County of), FL, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	500	512,455
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	100	102,491
Miami-Dade (County of), FL Expressway Authority, Series 2013 A, RB	5.00%	07/01/2029	1,000	1,013,447
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	1,000	1,014,594
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	101,798

				4,297,309

Georgia-0.52%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	25,409
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	81,116
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2022	50	50,548
Metropolitan Atlanta Rapid Transit Authority, Series 2012 A, Ref. RB(a)(b)	4.00%	07/01/2022	180	182,003

				339,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam-2.39%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(d)	5.00%	10/01/2027	$535	$546,173
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(d)	5.00%	10/01/2030	1,000	1,021,074

				1,567,247

Hawaii-1.54%
Honolulu (City & County of), HI, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,000	1,014,594

Illinois-3.27%
Chicago (City of), IL, Series 2012, RB	5.00%	11/01/2042	200	204,778
Cook (County of), IL, Series 2012 C, Ref. GO Bonds	5.00%	11/15/2024	15	15,417
Cook (County of), IL, Series 2012 C, Ref. GO Bonds	5.00%	11/15/2029	70	71,856
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2022	100	102,888
Cook (County of), IL Forest Preserve District, Series 2012 C, GO Bonds	5.00%	12/15/2037	50	50,562
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2024	20	20,347
Illinois (State of), Series 2012, Ref. GO Bonds	4.00%	08/01/2025	25	25,323
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	101,220
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	106,270
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2022	75	76,991
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2022	100	100,000
Illinois (State of) Finance Authority (Centegra Health System), Series 2012, RB(a)(b)	5.00%	09/01/2022	1,000	1,021,038
Metropolitan Water Reclamation District of Greater Chicago, Series 2015 D, Ref. GO Bonds	5.00%	12/01/2022	80	82,532
Springfield (City of), IL, Series 2012, Ref. RB(a)(b)	5.00%	03/01/2022	170	170,000

				2,149,222

Indiana-0.48%
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2022	110	113,489
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2022	200	203,953

				317,442

Louisiana-0.55%
Louisiana (State of), Series 2012 A, GO Bonds(a)(b)	5.00%	08/01/2022	80	81,448
Louisiana (State of), Series 2012 C, Ref. GO Bonds	5.00%	07/15/2022	175	177,842
Louisiana State Citizens Property Insurance Corp., Series 2015, Ref. RB, (INS - AGM)(d)	5.00%	06/01/2022	100	101,095

				360,385

Maryland-1.10%
Maryland (State of), Second Series 2014 B, GO Bonds(a)(b)	5.00%	08/01/2022	100	101,811
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2022	120	122,188
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2022	315	322,865
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	92,558
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	82,538

				721,960

Massachusetts-2.52%
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	25,319
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	101,469
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	20,292
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2022	180	185,682
Massachusetts (Commonwealth of) (Green Bonds), Series 2014 E, GO Bonds	5.00%	09/01/2031	240	245,061
Massachusetts (State of) Bay Transportation Authority, Series 2020, RB	5.00%	07/01/2022	500	507,280
Massachusetts (State of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2022	200	202,912
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,097
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	70	71,387
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2024	245	249,740
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	40,729

				1,654,968

Michigan-3.43%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.25%	07/01/2022	500	507,709
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	210	212,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB(a)(b)	5.00%	12/01/2022	$1,000	$1,031,109
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2009 B, RB(a)(b)	5.00%	06/01/2022	500	505,449

				2,256,582

Minnesota-1.95%
Minnesota (State of), Series 2013 F, Ref. GO Bonds	5.00%	10/01/2022	1,000	1,025,088
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2022	250	254,558

				1,279,646

Missouri-0.25%
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2022	160	162,850

Nebraska-0.37%
Central Plains Energy Project (No. 3), Series 2012, RB(c)	5.00%	09/01/2042	240	244,709

Nevada-2.35%
Clark (County of), NV, Series 2012, Ref. GO Bonds	4.00%	06/01/2030	200	201,566
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	325	329,012
Las Vegas Valley Water District, Series 2012 B, GO Bonds(a)(b)	5.00%	06/01/2022	1,000	1,010,897

				1,541,475

New Jersey-2.99%
Essex (County of), NJ Improvement Authority, Series 2007, Ref. RB, (INS - AMBAC)(d)	5.25%	12/15/2022	115	119,055
New Jersey (State of) Economic Development Authority, Series 2012, Ref. RB(a)	5.00%	06/15/2022	110	111,387
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	222,645
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	100	101,442
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	135	139,402
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2022	200	206,912
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 A, RB(a)	5.00%	06/15/2042	100	101,247
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	4.00%	06/15/2030	55	55,521
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	4.00%	06/15/2031	25	25,237
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	5.00%	06/15/2038	265	268,265
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	100	101,459
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	197,846
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	210	213,065
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	101,090

				1,964,573

New York-15.92%
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	135	137,895
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	105	107,251
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	160	163,212
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2027	200	205,884
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2031	250	257,283
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	205,315
Metropolitan Transportation Authority, Series 2012 E, RB	4.00%	11/15/2038	185	188,231
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2025	250	256,643
Metropolitan Transportation Authority, Series 2014 A-2, RB	5.00%	11/15/2022	25	25,702
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2022	100	102,806
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	500	511,497
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2024	25	25,436
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	100,352
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2022	100	101,802
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	101,802
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2022	20	20,627
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2022	1,100	1,119,824
New York (City of), NY, Subseries 2012 A-1, GO Bonds(a)(b)	5.00%	10/01/2022	100	102,491
New York (City of), NY, Subseries 2012 A-1, GO Bonds	4.00%	10/01/2029	25	25,460
New York (City of), NY, Subseries 2012 G-1, GO Bonds(a)(b)	5.00%	04/01/2022	300	301,097
New York (City of), NY Municipal Water Finance Authority, Series 2012 EE, RB	4.00%	06/15/2039	245	247,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2003-21A, RB	5.00%	11/01/2022	$1,000	$1,027,880
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2022	500	513,940
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-1, RB	5.00%	11/01/2025	100	102,788
New York (City of), NY Transitional Finance Authority, Subseries 2012 F-1, RB	5.00%	05/01/2034	100	100,724
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(d)	5.50%	05/15/2022	600	606,068
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	100	100,165
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2022	130	133,215
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(d)	5.00%	10/01/2022	1,000	1,024,496
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	09/15/2022	1,000	1,023,280
New York (State of) Power Authority, Series 2011 A, RB(a)	5.00%	11/15/2022	100	102,987
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2012 D, RB	5.00%	06/15/2024	200	202,627
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2022	100	102,646
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2022	600	615,944
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	257,400
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	06/15/2024	135	136,655
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2024	100	103,178

				10,461,801

North Carolina-2.37%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	100	100,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2007 C, Ref. RB(a)(b)	5.00%	04/01/2022	400	401,463
North Carolina (State of) Medical Care Commission (Duke University Health System), Series 2012 A, RB(a)(b)	5.00%	06/01/2022	775	783,543
North Carolina (State of) Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	101,711
North Carolina (State of) Medical Care Commission (Wakemed), Series 2012 A, Ref. RB(a)(b)	4.13%	10/01/2022	165	168,129

				1,554,846

Ohio-2.57%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB(a)(b)	5.00%	05/01/2022	100	100,737
Columbus (City of), OH, Series 2012 A, GO Bonds(a)(b)	5.00%	08/15/2022	110	112,179
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2022	100	100,368
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	1,000	1,010,898
Ohio (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	06/15/2022	65	65,829
Ohio (State of) (Garvee), Series 2012 1, RB(a)(b)	5.00%	06/15/2022	295	298,721

				1,688,732

Oregon-0.61%
Hillsboro School District No. 1J, Series 2012, Ref. GO Bonds(a)(b)	4.00%	06/15/2022	200	201,981
Oregon (State of) Department of Transportation, Series 2012 A, Ref. RB(a)(b)	5.00%	11/15/2022	195	200,824

				402,805

Pennsylvania-3.27%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	200	200,747
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	403,937
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	108,307
Philadelphia (City of), PA, Series 2012, Ref. RB(a)(b)	5.00%	11/01/2022	400	411,152
Pittsburgh (City of), PA, Series 2012 B, GO Bonds(a)(b)	5.00%	09/01/2022	1,000	1,021,544

				2,145,687

Rhode Island-0.66%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2012, RB	5.00%	09/01/2022	425	434,221

Tennessee-2.41%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2022	400	405,811
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2022	50	50,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee State School Bond Authority, Series 2013 A, RB(a)(b)	5.00%	11/01/2022	$1,000	$1,027,880
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	100	100,370

				1,584,787

Texas-5.80%
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 B, RB	5.00%	11/01/2044	200	205,048
Dallas (City of), TX, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	200	204,982
Dallas (City of), TX Independent School District, Series 2012, Ref. GO Bonds(a)(b)	4.00%	08/15/2022	500	507,647
Harris (County of), TX, Series 2012 A, Ref. GO Bonds	5.00%	10/01/2024	360	368,989
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	170	173,828
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	130	132,927
Lower Colorado River Authority, Series 2012 A, Ref. RB(a)	5.00%	05/15/2039	500	504,455
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2022	200	201,829
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2022	200	201,829
North Central Texas Health Facility Development Corp. (Children’s Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	101,958
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	500	506,290
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2022	100	102,491
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	250	254,894
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2022	100	102,754
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	243,724

				3,813,645

Utah-0.15%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2022	100	101,473

Virginia-3.59%
Fairfax (County of), VA Economic Development Authority (Public Uses Complex), Series 2014, Ref. RB .	5.00%	05/15/2022	200	201,829
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	100,894
Hampton Roads Transportation Accountability Commission, Series 2019 A, RB	5.00%	07/01/2022	500	507,364
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	1,500	1,547,237

				2,357,324

Washington-5.41%
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	160	162,286
Seattle (Port of), WA, Series 2012 A, Ref. RB	5.00%	08/01/2031	1,000	1,016,631
Washington (State of), Series 2012 C, Ref. GO Bonds	5.00%	07/01/2024	320	324,638
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2022	200	202,966
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	40,271
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2022	1,000	1,018,401
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	153,201
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2024	500	510,468
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	126,863

				3,555,725

Wisconsin-1.72%
Wisconsin (State of), Series 2013 1, Ref. GO Bonds	5.00%	05/01/2022	100	100,729
Wisconsin (State of), Series 2014 3, Ref. GO Bonds(a)(b)	5.00%	11/01/2022	900	925,397
Wisconsin (State of) Department of Transportation, Series 2012 1, RB	5.00%	07/01/2022	100	101,473

				1,127,599

TOTAL INVESTMENTS IN SECURITIES(e)-98.60% (Cost $64,906,326)				64,792,652
OTHER ASSETS LESS LIABILITIES-1.40%				920,857

NET ASSETS-100.00%				$65,713,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)–(continued) February 28, 2022 (Unaudited)

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to crossover refunding.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Ad Valorem Property Tax	19.98

Water Revenue	9.94

Health, Hospital, Nursing Home Revenue	8.85

College & University Revenue	8.10

Miscellaneous Revenue	8.07

Sales Tax Revenue	7.27

Electric Power Revenue	5.94

Lease Revenue	5.82

Income Tax Revenue	4.63

Sewer Revenue	4.62

Appropriations	4.13

Highway Tolls Revenue	3.27

Revenue Types Each Less Than 3%	7.98

Other Assets Less Liabilities	1.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2023 Municipal Bond ETF (BSMN) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.52%
Alabama-0.67%
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	$185	$200,612
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts	5.00%	04/01/2023	85	88,683

				289,295

Alaska-0.06%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	25,932

Arizona-0.91%
Arizona (State of) Transportation Board, Series 2014, Ref. RB	5.00%	07/01/2023	130	136,870
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	124,091
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	105,367
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	25	26,335

				392,663

Arkansas-0.10%
Russellville (City of), AR, Series 2015, Ref. RB(b)(c)	4.00%	07/01/2023	40	41,549

California-17.25%
Alameda (County of), CA Joint Powers Authority (Multiple Capital Project), Series 2013 A, RB	5.25%	12/01/2025	65	69,405
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	98,990
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 A, Ref. RB	5.00%	04/01/2023	35	36,536
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	31,183
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	101,563
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	95,821
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	105,761
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	103,680
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	160,397
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	84,870
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	106,799
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	160,117
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	53,318
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	105,521
California (State of), Series 2016, GO Bonds	5.00%	09/01/2023	105	111,098
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	135	140,909
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	117,001
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	533,993
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(b)(c)	5.00%	10/01/2023	35	37,119
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2023	385	410,867
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB(b)	5.00%	07/01/2026	50	52,642
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2023	170	181,123
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	53,114
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2016 B, Ref. RB	5.00%	07/01/2023	45	47,261
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(b)(c)	5.00%	03/01/2023	100	104,107
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.25%	11/01/2027	65	69,449
California (State of) Public Works Board (Various State Universities), Series 2013 H, RB(b)(c)	5.00%	09/01/2023	100	105,931
California State University, Series 2013 A, RB(b)(c)	5.00%	11/01/2023	60	63,901
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	105	111,863
Coast Community College District, Series 2013 A, Ref. GO Bonds	5.00%	08/01/2023	35	36,953
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(b)(c)	5.00%	08/01/2023	100	105,637
East Side Union High School District (Election of 2016), Series 2021 C, GO Bonds	3.00%	08/01/2023	275	282,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Grossmont-Cuyamaca Community College District, Series 2018, Ref. GO Bonds	5.00%	08/01/2023	$125	$131,992
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2027	30	31,020
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	565	594,317
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	50	52,118
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	105,367
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	194,928
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2023	125	130,060
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.00%	07/01/2023	225	228,022
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2023	30	31,971
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(b)(c)	4.00%	08/01/2023	100	104,236
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2023	100	102,944
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	31,696
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	104,863
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	80	84,510
San Diego Unified School District, Series 2014 R-3, Ref. GO Bonds	5.00%	07/01/2023	100	105,312
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(a)	5.50%	07/01/2023	165	174,853
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB(b)	5.00%	05/01/2023	45	47,102
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	47,918
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	105,204
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	100	104,973
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	500	524,867
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	110	113,863
University of California, Series 2013 AF, RB	5.00%	05/15/2025	90	94,309
University of California, Series 2013 AF, RB	5.00%	05/15/2026	80	83,820
University of California, Series 2013 AI, RB	5.00%	05/15/2038	25	26,132
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2023	175	183,573

				7,419,462

Colorado-2.49%
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	189,240
Board of Governors of Colorado State University System, Series 2013 E, RB(b)(c)	5.00%	03/01/2023	35	36,398
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2023	575	614,619
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	85	88,016
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	95	98,411
Denver (City & County of), CO Airport System Revenue, Series 2013 B, RB	5.25%	11/15/2032	5	5,298
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	36,642

				1,068,624

Connecticut-2.38%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	25,801
Connecticut (State of), Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	150	151,510
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	106,250
Connecticut (State of), Series 2013 A, RB	5.00%	10/01/2026	500	530,196
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2023	20	21,180
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	26,475
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,423
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2023	25	26,508
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	98,427
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB(b)	5.00%	01/01/2038	25	25,766

				1,022,536

District of Columbia-0.67%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2026	50	52,454
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	105	110,155
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	20,982
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	100	106,202

				289,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.10%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	$195	$205,492
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2013, Ref. RB	4.00%	10/01/2043	380	388,051
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	531,254
Miami (City of) & Dade (County of), FL School Board, Series 2013 A, COP(b)(c)	5.00%	05/01/2023	100	104,541
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(b)(c)	4.13%	10/01/2023	45	47,175
Orange (County of), FL Convention Center, Series 2010, Ref. RB	5.00%	10/01/2023	30	31,792
Reedy Creek Improvement District, Series 2013 A, GO Bonds(b)(c)	5.25%	06/01/2023	25	26,333

				1,334,638

Georgia-2.54%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	69,226
Clayton (County of), GA Water Authority, Series 2012, Ref. RB	5.00%	05/01/2023	25	25,167
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2023	35	37,092
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	20,766
Georgia (State of), Series 2012 C, Ref. GO Bonds	5.00%	09/01/2023	120	122,503
Georgia (State of), Series 2013 C, Ref. GO Bonds	4.00%	10/01/2023	85	86,545
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	93,195
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	52,724
Gwinnett (County of), GA Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(a)	5.25%	01/01/2023	50	51,851
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	20,764
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	485	513,188

				1,093,021

Guam-0.27%
Guam (Government of) Waterworks Authority, Series 2013, RB(b)(c)	5.50%	07/01/2023	110	116,282

Hawaii-0.99%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	424,677

Illinois-4.96%
Chicago (City of), IL (Midway Airport), Series 2013 B, Ref. RB	5.00%	01/01/2025	35	36,090
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB	5.00%	01/01/2025	40	41,279
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB	5.25%	01/01/2029	75	77,457
Chicago (City of), IL (O’Hare International Airport), Series 2013 D, RB	5.00%	01/01/2044	35	36,004
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2023	45	46,485
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2023	90	92,969
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	263,153
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	105,277
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	151,475
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	83,538
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2023	30	31,412
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	185,585
Illinois (State of) Finance Authority, Series 2014 A, RB(b)(c)	5.25%	07/01/2023	500	526,907
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2023	110	112,898
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	10,531
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2023	125	132,630
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	25,791
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2038	15	15,463
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	57,506
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	53,372
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	46,720

				2,132,542

Indiana-1.42%
Indiana (State of) Finance Authority (University Health), Series 2019, Ref. RB	5.00%	12/01/2023	150	160,063
Lake Central Multi-District School Building Corp., Series 2012 B, RB(b)(c)	5.00%	01/15/2023	35	36,265
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	414,216

				610,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-0.34%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	$30	$31,499
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	116,185

				147,684

Kansas-0.17%
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2025	40	41,797
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2026	30	31,337

				73,134

Kentucky-0.69%
Kentucky (State of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	40	42,440
Kentucky (State of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2023	40	42,292
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	130	137,026
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	56,709
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 C, RB(b)(c)	4.50%	05/15/2023	15	15,642

				294,109

Louisiana-0.81%
Louisiana (State of), Series 2012 A-1, Ref. RB	5.00%	05/01/2023	40	40,267
Louisiana (State of), Series 2013 A, GO Bonds(b)(c)	4.00%	05/15/2023	25	25,921
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(b)(c)	5.00%	02/01/2023	100	103,783
Louisiana (State of) University & Agricultural & Mechanical College, Series 2013, RB(b)(c)	5.00%	07/01/2023	5	5,263
Terrebonne Levee & Conservation District, Series 2013, RB(b)(c)	5.00%	07/01/2023	165	173,674

				348,908

Maine-0.49%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group), Series 2013, RB(b)(c)	5.00%	07/01/2023	200	210,514

Maryland-2.53%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	521,327
Maryland (State of) Department of Transportation, Series 2015, RB	5.00%	02/15/2023	100	103,938
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	150	157,097
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	149,672
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	145	154,477

				1,086,511

Massachusetts-2.70%
Massachusetts (Commonwealth of), Series 2013 A, RB	5.00%	06/15/2023	30	30,349
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	314,231
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	136,959
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	52,324
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	104,588
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	26,338
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	89,550
Massachusetts (State of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	35	36,983
Massachusetts (State of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2038	200	212,776
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	101,817
Massachusetts (State of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2023	55	56,922

				1,162,837

Michigan-1.57%
Livonia Public Schools, Series 2013 I, GO Bonds(b)(c)	5.00%	05/01/2023	105	109,956
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2023	175	182,203
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	104,577
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	41,711
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2023	200	211,332
Western Michigan University, Series 2013, Ref. RB(b)(c)	5.25%	11/15/2023	25	26,764

				676,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.49%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	$10	$10,333
Minnesota (State of), Series 2013, Ref. GO Bonds	5.00%	10/01/2023	40	42,500
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2023	100	105,666
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2023	50	52,833

				211,332

Missouri-0.38%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	37,072
Metropolitan St. Louis Sewer District, Series 2013 B, RB(b)(c)	5.00%	05/01/2023	25	26,180
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	20	21,247
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2023	75	79,140

				163,639

Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	25,939

Nevada-0.59%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	52,503
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	63,004
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	75	78,797
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	31,519
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	26,100

				251,923

New Jersey-4.74%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	35,579
New Jersey (State of), Series 2013, GO Bonds(b)(c)	4.00%	06/01/2023	265	274,701
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	103,802
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(b)(c)	5.00%	03/01/2023	70	72,868
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(b)(c)	5.00%	03/01/2023	260	270,652
New Jersey (State of) Economic Development Authority, Series 2013, Ref. RB(b)(c)	5.00%	03/01/2023	225	234,218
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(b)(c)	5.00%	06/15/2023	150	157,672
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	189,660
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(a)	5.25%	12/15/2023	55	58,738
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	160,854
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	104,221
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	4.00%	05/01/2023	50	51,782
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	150	157,079
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	30	31,416
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(b)(c)	5.00%	05/01/2023	30	31,416
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	103,470

				2,038,128

New Mexico-0.32%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	25	26,325
New Mexico (State of), Series 2015 A, RB	5.00%	07/01/2023	55	57,914
New Mexico (State of), Series 2016 B, Ref. RB	4.00%	07/01/2023	50	51,990

				136,229

New York-17.90%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	426,143
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2013 A, RB	5.00%	05/01/2027	60	62,746
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2023	25	25,982
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	205,921
Metropolitan Transportation Authority, Series 2013 E, RB(b)(c)	5.00%	11/15/2023	150	159,952
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	106,377
Monroe County Industrial Development Corp. (University of Rochester), Series 2013 A, RB(b)(c)	5.00%	07/01/2023	20	21,065
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	40	42,357
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2025	145	154,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	$50	$52,318
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	101,653
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2023	225	237,585
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	52,797
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	469,891
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	72,935
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	200	213,817
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB(b)	5.00%	06/15/2023	125	131,476
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2025	100	106,909
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD, RB	5.00%	06/15/2025	100	106,909
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	4.25%	11/01/2033	75	78,594
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	292,785
New York (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2023	200	211,216
New York (City of), NY Transitional Finance Authority, Subseries 2012 E-1, RB	5.00%	02/01/2023	200	200,666
New York (City of), NY Transitional Finance Authority, Subseries 2013 F-1, RB	5.00%	02/01/2026	200	207,267
New York (City of), NY Transitional Finance Authority, Subseries 2014 B1, RB	5.00%	11/01/2023	150	159,701
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2023	105	110,888
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2023	100	105,408
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	100,830
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	02/15/2023	250	259,859
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	07/01/2023	5	5,266
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	208,550
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(b)	5.00%	03/15/2023	35	36,490
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	67,779
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	07/01/2023	125	131,623
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(b)	5.00%	03/15/2023	130	135,532
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	25,983
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	57,351
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	45	47,384
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	60	63,624
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2026	50	52,589
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2027	100	105,178
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2026	25	26,034
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2029	45	46,862
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2026	200	208,274
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	50	52,069
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2031	40	41,655
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	208,275
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2023	35	36,496
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2023	100	104,275
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(b)	4.00%	10/15/2023	125	130,939
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,189
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	109,853
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2024	525	549,877
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2025	170	177,909
Trust for Cultural Resources of The City of New York (The), Series 2016, Ref. RB(b)	4.00%	02/01/2023	60	61,725
Trust for Cultural Resources of The City of New York (The), Series 2016, Ref. RB	4.00%	02/01/2023	130	133,773
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	112,041
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	50	53,325
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2030	75	79,961
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2033	30	31,973
Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2028	100	106,651

				7,698,305

North Carolina-0.78%
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2023	15	15,573
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2023	25	26,183
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	105,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	$90	$93,660
North Carolina State University at Raleigh, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	90	95,581

				336,073

Ohio-5.44%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2023	10	10,714
Cleveland (City of), OH, Series 2015, RB(b)(c)	5.00%	10/01/2023	15	15,930
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	20	21,065
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	26,332
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2023	125	129,213
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,673
Montgomery (County of), OH (Catholic Health Initiatives), Series 2009, RB(b)(c)	5.25%	11/13/2023	400	425,329
Northeast Ohio Regional Sewer District, Series 2013, RB(b)(c)	5.00%	05/15/2023	50	52,407
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	10,567
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	26,490
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	196,029
Ohio (State of), Series 2016-1, RB	5.00%	12/15/2023	50	53,399
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	900	954,862
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	122,818
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB	5.00%	12/01/2023	100	106,745
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2023	150	155,936
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	21,374

				2,339,883

Oklahoma-0.36%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	42,000
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	41,360
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	4.00%	01/01/2023	45	46,174
Oklahoma County Independent School District No. 89 Oklahoma City, Series 2020 A, GO Bonds	2.50%	07/01/2023	25	25,504

				155,038

Oregon-0.17%
Oregon (State of) Department of Transportation, Series 2013 A, RB(b)(c)	5.00%	11/15/2023	25	26,659
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	21,326
Oregon (State of) Lottery, Series 2015 C, Ref. RB	5.00%	04/01/2023	25	26,111

				74,096

Pennsylvania-2.32%
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2013 A, Ref. RB(b)(c)	5.00%	11/01/2023	60	63,891
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	125	130,513
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	65	67,867
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2023	100	104,211
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2023	150	158,571
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	249,102
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2023	25	25,861
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2023	30	31,850
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2023	100	103,589
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	10	10,570
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	50	52,851

				998,876

South Carolina-1.39%
Charleston County School District, Series 2011 A, Ref. GO Bonds	5.00%	02/01/2023	125	129,775
Charleston Educational Excellence Finance Corp., Series 2013, Ref. RB	4.00%	12/01/2028	25	26,197
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	72,861
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	180	191,330
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 A, RB	5.00%	12/01/2038	100	106,471
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 B, Ref. RB	5.13%	12/01/2043	30	31,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 E, RB	5.50%	12/01/2053	$20	$21,409
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	15,938

				595,955

South Dakota-0.09%
South Dakota (State of) Building Authority, Series 2013 B, RB(b)(c)	5.00%	06/01/2023	35	36,759

Tennessee-0.97%
Chattanooga (City of), TN Health Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	25	25,887
Greeneville (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2033	100	104,794
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	26,634
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	35	36,199
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	26,332
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	105,298
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	15	15,514
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	60	62,056
Tennessee State School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2023	15	15,993

				418,707

Texas-9.72%
Bexar (County of), TX, Series 2013 A, GO Bonds(b)(c)	4.00%	06/15/2023	25	25,976
Bexar (County of), TX, Series 2013 B, GO Bonds(b)(c)	5.00%	06/15/2023	400	420,722
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	211,608
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	26,451
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 F, Ref. RB	5.25%	11/01/2033	270	286,675
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2023	65	69,081
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	20,792
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	132,793
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	26,421
Grand Parkway Transportation Corp., Series 2013 B, RB(b)(c)	5.00%	10/01/2023	280	297,137
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	75	79,937
Houston (City of), TX, Series 2013 A, Ref. GO Bonds(b)(c)	5.00%	03/01/2023	55	57,225
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	26,035
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	192,655
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	65	67,563
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	135	140,324
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2023	605	634,265
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2023	130	136,288
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2026	70	72,268
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	345	356,499
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2025	50	51,624
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2023	150	158,545
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(b)(c)	5.00%	03/15/2023	100	104,256
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	90	94,995
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(b)(c)	4.00%	05/15/2023	25	25,905
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	4.00%	08/15/2023	130	135,543
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	5.00%	08/15/2023	35	36,996
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	143,461
Texas (State of) (Water Financial Assistance), Subseries 2018 B3, Ref. GO Bonds	5.00%	08/01/2023	75	79,228
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	31,377

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	$25	$26,066
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	10,396

				4,179,107

Utah-0.11%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016, Ref. RB	5.00%	05/15/2023	45	47,177

Virginia-1.29%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	106,022
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	5.00%	07/15/2023	35	36,927
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)(c)	5.00%	09/01/2022	100	102,154
Virginia (State of) Public School Authority, Series 2012, Ref. RB(b)(c)	5.00%	08/01/2022	155	157,774
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,083
Virginia (State of) Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	147,892

				555,852

Washington-3.17%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	316,141
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2023	400	421,522
King (County of), WA, Series 2016 B, Ref. RB(b)(c)	5.00%	07/01/2023	15	15,799
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2023	90	94,269
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	125	126,774
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	85	86,206
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2027	25	26,377
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2023	60	63,236
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	211,707

				1,362,031

West Virginia-0.12%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	50	52,981

Wisconsin-1.00%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	375	389,046
Wisconsin (State of), Series 2016 B, GO Bonds	4.00%	05/01/2023	40	41,407

				430,453

TOTAL INVESTMENTS IN SECURITIES(d) -98.52% (Cost $42,634,299)				42,370,281
OTHER ASSETS LESS LIABILITIES-1.48%				637,036

NET ASSETS-100.00%				$43,007,317

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Ad Valorem Property Tax	22.17

Miscellaneous Revenue	10.41

Lease Revenue	9.08

Health, Hospital, Nursing Home Revenue	8.79

Water Revenue	7.16

College & University Revenue	6.71

Sales Tax Revenue	5.82

Income Tax Revenue	5.66

Highway Tolls Revenue	5.09

Appropriations	3.67

Electric Power Revenue	3.62

General Fund	3.58

Revenue Types Each Less Than 3%	6.76

Other Assets Less Liabilities	1.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2024 Municipal Bond ETF (BSMO) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.85%
Alabama-0.84%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	$100	$109,316
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	108,452
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	32,536
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts	5.00%	04/01/2024	100	107,504

				357,808

Arizona-2.84%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	184,042
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	547,810
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	163,040
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	20,660
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	150,722
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	43,400
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	108,693

				1,218,367

California-17.61%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	100	108,072
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	53,935
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	54,799
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	109,492
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	240,338
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	106,817
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	136,516
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	100	107,432
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	43,908
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	109,492
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	133,700
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	37,724
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	235	251,882
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	26,858
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	667,900
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	100	109,278
California (State of) Department of Water Resources, Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	110,189
California (State of) Department of Water Resources, Series 2014, RB(a)(b)	5.00%	12/01/2024	50	55,094
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	44,018
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	30	32,961
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	27,133
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	93,199
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2017, RB	5.00%	10/01/2024	100	109,572
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	75,992
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	81,958
California (State of) Public Works Board (Coalinga State Health), Series 2013 E, RB	5.00%	06/01/2024	125	131,169
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	108,954
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	108,568
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	106,965
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	108,311
California (State of) Statewide Communities Development Authority, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	374,170
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital),
Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	106,236
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	200	219,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	$50	$54,437
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	40	43,549
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	147,224
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	107,260
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2024	30	31,561
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	254,410
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	200	216,856
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	216,327
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,420
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	43,477
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	218,614
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	26,640
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	21,806
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	54,465
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	43,572
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	105	114,376
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	165	179,733
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	136,162
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	217,859
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,451
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	27,191
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	217,531
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	70	76,035
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	108,645
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	16,221
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,893
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	26,968
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	32,964
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	21,786
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	26,868
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	216,231
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	272,847
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,353
University of California, Series 2013 AF, RB	5.00%	05/15/2024	110	115,267
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	37,848

				7,544,295

Colorado-0.64%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	44,023
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	27,411
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	27,462
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	22,064
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	115,218
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	36,059

				272,237

Connecticut-1.43%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	107,226
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	81,754
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	97,146
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	109,562
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	217,290

				612,978

District of Columbia-1.00%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	38,556
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	21,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	$35	$37,844
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	244,018
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	40	43,892
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	27,400
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	15	16,132

				429,481

Florida-3.39%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014 A, RB	4.00%	12/01/2044	145	151,692
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	108,814
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	178,869
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	70,651
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	100	107,716
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	162,224
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	27,270
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	32,659
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	107,759
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	106,246
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	97,585
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	119,271
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,792
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	26,435
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	131,454

				1,454,437

Georgia-1.98%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	53,311
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	106,622
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	295,231
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	55,009
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	100	109,825
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	21,884
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	21,468
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	10	10,748
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	25	26,802
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	25	26,802
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	108,742
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,910

				847,354

Hawaii-0.41%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	109,545
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	10	10,954
Hawaii (State of), Series 2016, GO Bonds	5.00%	10/01/2024	50	54,773

				175,272

Illinois-5.06%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	105,775
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	26,516
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	158,950
Chicago (City of), IL Park District, Series 2013 A, GO Bonds(a)(b)	5.75%	01/01/2024	100	108,297
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2024	150	159,989
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2024	60	63,996
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	85	91,338
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	145	151,718
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	213,600
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	53,795
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	$10	$10,700
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	224,302
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	106,630
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	21,057
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	21,360
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	27,164
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	32,596
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,855
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	80	87,422
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	38,219
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	43,626
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	213,658
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	33,040
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	64,086
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	64,114
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	26,097

				2,169,614

Indiana-0.58%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	11,010
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	27,186
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	21,469
Indiana (State of) Finance Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	02/01/2024	100	107,347
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	27,490
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	51,908

				246,410

Iowa-0.14%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	59,610

Kansas-0.20%
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	26,090
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	60,095

				86,185

Kentucky-0.38%
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	162,446

Louisiana-0.68%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	70	75,115
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,409
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	162,330
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	16,481
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	32,962

				292,297

Maine-0.56%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB	4.00%	07/01/2044	210	218,608
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	21,853

				240,461

Maryland-2.39%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	80	85,629
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	48,167
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	107,491
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	127,463
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	26,488
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	30	32,716
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	21,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	$10	$10,905
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	50	54,527
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	70,885
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	37,722
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	54,527
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	25	26,754
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	106,910
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	49,169
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	108,763
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	43,952
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,991

				1,024,614

Massachusetts-4.11%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	218,059
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	31,366
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	48,934
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	192,291
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	549,401
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	25	27,159
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	10,869
Massachusetts (State of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	308,260
Massachusetts (State of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	21,866
Massachusetts (State of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	200	214,828
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	27,232
Massachusetts Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	109,105

				1,759,370

Michigan-2.10%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	242,519
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	171,699
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2028	35	37,777
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2031	85	91,556
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	164,479
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	21,710
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	21,652
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	32,471
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	21,963
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	91,707

				897,533

Minnesota-1.18%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	106,434
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2030	275	292,436
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	106,943

				505,813

Mississippi-0.04%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	16,432

Missouri-1.74%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	16,478
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	32,438
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB	5.00%	06/01/2026	10	10,801
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB	5.00%	06/01/2027	25	26,991
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB	4.00%	06/01/2033	190	199,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	$90	$97,507
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	27,214
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	335,456

				746,661

Nebraska-0.05%
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,516
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	10,723

				21,239

Nevada-0.84%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	70	76,001
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	108,212
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	32,455
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	81,139
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	32,843
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	25	27,284

				357,934

New Jersey-4.27%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	107,826
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	180	194,087
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2024	125	129,324
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	200,904
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	80,788
New Jersey (State of) Economic Development Authority, Series 2014, RB	5.00%	06/15/2040	150	160,879
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	130	141,569
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	27,309
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	107,717
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	200	214,651
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	27,309
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	108,742
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	108,260
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	135,175
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	37,807
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	45	48,598

				1,830,945

New Mexico-0.23%
New Mexico (State of) Finance Authority, Series 2014 B1, Ref. RB	5.00%	06/15/2027	15	16,249
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	27,143
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	53,142

				96,534

New York-16.42%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2024	5	5,400
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	216,010
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	220,454
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	109,773
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	108,179
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	16,512
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	137,060
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2028	25	27,239
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	108,799
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2024	130	140,523
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	21,760
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	134,035
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	53,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	$25	$26,373
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,450
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	27,226
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,445
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,890
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,890
New York (City of), NY, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	206,000
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	219,885
New York (City of), NY, Series 2020 GG, RB	5.00%	06/15/2026	75	82,457
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	214,575
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	16,047
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	216,606
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	70,244
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2045	10	10,739
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	100	108,067
New York (City of), NY Transitional Finance Authority, Series 2013, RB	5.00%	05/01/2024	25	26,162
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	10	10,860
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	16,287
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2031	15	16,046
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	87,949
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	37,872
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	216,368
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	100	107,782
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2024	50	54,540
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2024	25	26,918
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	16,081
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	55	59,000
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	210	225,140
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	107,168
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	53,730
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	16,119
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	241,692
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2024	10	10,767
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	26,864
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	21,724
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	59,781
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	533,503
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2024	150	161,506
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,852
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	108,524
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	319,190
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	27,147
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	108,587
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2024	130	136,748
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	160,846
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	214,419
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	214,377
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	296,095
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	10,452
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	21,434
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	362,145
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	20	21,948
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	120	131,689
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	210,409
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	10,987

				7,034,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-1.28%
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	$155	$163,490
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	115,788
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	53,634
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,812
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	27,029
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,850
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	108,499
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	49,281
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	10	10,764

				550,147

Ohio-2.30%
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2024	185	198,560
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	107,870
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	32,139
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	214,812
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	109,989
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,929
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	43,010
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	220,037
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	21,884
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,516
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	10	11,010
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,841

				986,597

Oklahoma-0.20%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,987
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	59,662
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,843

				86,492

Oregon-0.57%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,860
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	15	16,289
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	30	32,562
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	27,488
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	27,505
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	21,474
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	38,508
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	33,007
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	38,009

				245,702

Pennsylvania-5.70%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	64,960
Erie (City & County of), PA City Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	137,522
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	161,475
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	700	763,607
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	109,368
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	95,715
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	191,395
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	70,824
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	358,721
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	217,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	$150	$164,398
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	108,505

				2,443,732

Rhode Island-0.19%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	81,810

South Carolina-0.92%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	53,767
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	54,824
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	142,301
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	32,831
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	109,437

				393,160

South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	5,269

Tennessee-0.45%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	26,325
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	53,213
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	50	54,871
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	55	60,358

				194,767

Texas-9.94%
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	272,298
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	38,261
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,496
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	92,307
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,911
Board of Regents of The University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	38,189
Board of Regents of The University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	38,189
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	547,605
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	107,491
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	140	150,149
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	133,936
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	33,005
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	131,987
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	43,624
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	35	37,049
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	49,508
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	71,511
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	32,188
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	21,838
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	38,484
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	60,213
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,469
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	112,739
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	53,655
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,547
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	133,607
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	30	32,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	$15	$16,308
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	4.00%	07/01/2032	150	159,211
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	145,004
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	75,018
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	100	109,599
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	307,428
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	107,869
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	70,115
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	21,514
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	50	52,910
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	65	70,115
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	75	80,902
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,960
Texas (State of) (Water Financial Assistance), Subseries 2018 B3, Ref. GO Bonds	5.00%	08/01/2024	30	32,701
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	82,139
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	21,904
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	37,771
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	30	32,886
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	54,587
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	295,268
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	49,071
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	119,951

				4,260,507

Utah-0.41%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	110	115,243
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	16,322
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	43,416

				174,981

Virginia-1.93%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,973
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	103,813
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	37,678
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,924
Virginia (State of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	65	69,685
Virginia (State of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	25	26,071
Virginia (State of) College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2024	10	10,721
Virginia (State of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	475	517,890
Virginia Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	37,840

				825,595

Washington-2.58%
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	162,498
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	162,074
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	220,206
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	214,101
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	47,699
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	21,758
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	75	81,810
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	167,286
Washington (State of) Health Care Facilities Authority (Providence Health), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	26,922

				1,104,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	$10	$10,908

Wisconsin-1.23%
Wisconsin (State of), Series 2013, Ref. GO Bonds	5.00%	05/01/2024	30	31,427
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	27,456
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	21,189
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	21,965
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	100	104,756
Wisconsin (State of) Department of Transportation, Series 2014 A2, Ref. RB	5.00%	07/01/2027	25	27,197
Wisconsin (State of) Department of Transportation, Series 2015 A, RB	5.00%	07/01/2031	200	216,856
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	76,085

				526,931

TOTAL INVESTMENTS IN SECURITIES(d)-98.85% (Cost $42,959,014)				42,352,140
OTHER ASSETS LESS LIABILITIES-1.15%				491,101

NET ASSETS-100.00%				$42,843,241

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Ad Valorem Property Tax	24.83

Miscellaneous Revenue	11.62

Water Revenue	7.51

Sales Tax Revenue	7.43

Lease Revenue	6.93

Health, Hospital, Nursing Home Revenue	6.37

Port, Airport & Marina Revenue	6.00

General Fund	5.48

Income Tax Revenue	4.39

Electric Power Revenue	4.10

College & University Revenue	4.02

Highway Tolls Revenue	3.84

Revenue Types Each Less Than 3%	6.33

Other Assets Less Liabilities	1.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2025 Municipal Bond ETF (BSMP) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.80%
Alabama-1.05%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	$200	$226,029
Auburn (City of), AL, Series 2015, GO Bonds	4.00%	05/01/2045	50	53,585
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	225,252

				504,866

Alaska-0.23%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	109,532

Arizona-2.12%
Arizona (State of) Transportation Board, Series 2016, Ref. RB	5.00%	07/01/2025	200	224,358
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	27,837
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	138,796
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	72,375
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2045	500	551,588

				1,014,954

California-17.06%
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	113,780
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	200	224,012
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	67,160
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	110,051
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	83,868
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	110,464
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	110,464
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	111,781
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	111,711
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	500	557,490
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	150	167,141
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	56,203
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	173,812
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	50	56,336
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	32,255
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	200	226,405
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	112,972
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	112,200
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	42,635
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	22,599
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	259,887
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	221,190
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	66,357
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	166,539
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	205,457
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	112,862
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	168,663
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	160	179,117
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	55,898
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	217,065
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	71,709
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	49,631
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	44,046
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	200	223,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	$200	$222,297
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	447,415
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	44,719
Metropolitan Water District of Southern California, Series 2015 A, RB	4.00%	07/01/2045	200	215,070
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	111,970
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	112,938
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	44,350
Pasadena (City of), CA, Series 2015 A, Ref. COP	4.00%	02/01/2038	200	210,895
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	21,341
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	115,313
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	111,454
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	134,198
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	72,600
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	83,097
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	68,115
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	278,141
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2036	155	171,735
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	111,831
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	128,327
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	72,750
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	111,852
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	27,134
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	33,435
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	95	105,214
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	65	71,816
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2045	200	214,229
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	156,819
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2045	25	27,910

				8,172,050

Colorado-1.27%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	11,192
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	25	28,381
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	56,288
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	28,300
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	90,502
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	165	181,303
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	212,287

				608,253

Connecticut-2.03%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	221,679
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	232,564
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2029	80	89,255
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2033	95	105,755
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2035	40	44,486
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	280,187

				973,926

Delaware-0.46%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	221,055

District of Columbia-0.45%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	55,511
District of Columbia Water & Sewer Authority, Series 2015 B, RB	5.00%	10/01/2037	145	162,188

				217,699

Florida-3.75%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	27,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	$45	$50,465
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	75	84,108
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	72,758
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	11,234
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	45,039
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	146,224
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	84,393
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	33,679
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	51,681
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	104,002
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	220,809
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	25	27,544
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	230,836
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	16,422
Miami-Dade (County of), FL Water & Sewer System, Series 2017 A, RB	5.00%	10/01/2032	10	11,185
Miami-Dade (County of), FL Water & Sewer System, Series 2017 A, RB	5.00%	10/01/2034	10	11,182
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	110,985
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	40	44,684
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	245,062
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	77,725
Tampa Bay (City of), FL, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	73,310
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	16,634

				1,797,832

Georgia-2.83%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	205	227,476
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	67,685
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	111,241
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	111,962
Georgia (State of), Series 2015 A, GO Bonds	5.00%	02/01/2027	20	22,169
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	56,107
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	191,820
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	55,797
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	61,577
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	30	33,481
Metropolitan Atlanta Rapid Transit Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	200	223,455
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	190,781

				1,353,551

Hawaii-1.54%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	169,066
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	146,718
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	281,215
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	138,663

				735,662

Illinois-4.80%
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	115,099
Chicago (City of), IL, Series 2015 A, GO Bonds	5.50%	01/01/2033	100	109,861
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	27,266
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	27,237
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	300	326,411
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	255,349
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	146,690
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	56,203
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	83,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	$25	$27,733
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	49,919
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	100	109,776
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	523,740
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	42,635
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	21,999
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	16,756
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	100	111,299
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,898
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	16,624
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	21,888
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	49,512
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	21,957
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	65	71,279
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	21,926
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	30	32,778

				2,298,144

Indiana-1.08%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	125	133,436
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	332,057
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	50,753

				516,246

Kansas-0.63%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	200	223,939
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	21,853
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	55,479

				301,271

Kentucky-0.68%
Kentucky (State of) Asset Liability Commission, Series 2014, Ref. RB	5.00%	09/01/2025	100	108,980
Kentucky (State of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	100	105,627
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	110,928

				325,535

Louisiana-1.07%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	100	110,534
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	10	10,827
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	167,033
Louisiana (State of) Public Facilities Authority (Lafayette General Health System), Series 2016 A, Ref. RB(a)(b)	5.00%	11/01/2025	200	226,336

				514,730

Maryland-1.75%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	130	144,502
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	112,422
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	100	112,860
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health System (The)), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	79,784
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	109,882
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	112,040
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	165,001

				836,491

Massachusetts-4.02%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	39,171
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	44,741
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	92,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	$50	$55,985
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	295,724
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	150	159,144
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	55,160
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	282,633
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	100	110,842
Massachusetts (State of) Bay Transportation Authority, Series 2015 B, Ref. RB	5.00%	07/01/2029	40	44,573
Massachusetts (State of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	110,764
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	78,692
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	223,415
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	222,627
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	111,664

				1,927,958

Michigan-2.10%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	11,227
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	420,866
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	33,456
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB	5.00%	08/01/2025	300	324,473
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	110,893
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	65,288
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2025	35	39,011

				1,005,214

Minnesota-0.69%
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	332,182

Mississippi-0.24%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	112,860

Missouri-0.96%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,572
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	40	42,545
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	26,829
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	270,460
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	110,685

				461,091

Nebraska-0.17%
Public Power Generation Agency (Whelan Energy Center Unit), Series 2015, Ref. RB	5.00%	01/01/2028	75	82,213

Nevada-1.15%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	231,952
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	189,344
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	128,058

				549,354

New Jersey-3.57%
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	200	222,919
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	180	199,536
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	40	45,300
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	370	408,858
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	223,732
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	290,710
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	111,252
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	76,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	$115	$124,759
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,498

				1,709,542

New York-16.91%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	223,659
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	265	294,269
Metropolitan Transportation Authority (Green Bonds), Series 2017 A2, Ref. RB	5.00%	11/15/2025	200	223,659
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	112,006
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	83,097
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	77,443
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	35	38,222
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	200	220,403
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	100,456
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2039	200	221,805
New York (City of), NY, Series 2015, Ref. RB	5.00%	06/15/2046	25	27,590
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	224,202
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	123,311
New York (City of), NY Transitional Finance Authority, Series 2015 A1, RB	5.00%	08/01/2037	85	94,473
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	334,707
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	150	167,778
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	38,952
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	27,426
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	221,333
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	75	81,925
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	02/01/2032	185	203,483
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	113,053
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	56,527
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	202,121
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	168,149
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	83,819
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2025	100	107,350
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	200	217,853
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2025	200	221,742
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	110,336
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	93,759
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	116,206
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	44,043
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	224,618
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	196,348
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	44,499
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	90	98,034
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	4.00%	03/15/2027	150	163,200
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	110,673
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	111,817
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	224,823
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	110,871
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	220,515
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	49,508
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	121,095
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	219,762
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	106,166
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	221,450
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2027	20	22,432
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	16,819
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	167,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	$100	$110,385
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	454,308
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	260	290,207
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	84,461
Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	54,054

				8,099,005

North Carolina-1.31%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	123,436
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	111,487
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	165,719
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	200	225,795

				626,437

Ohio-1.77%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	111,571
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	27,512
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	167,903
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	111,113
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	166,047
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	96,495
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	150	169,863

				850,504

Oklahoma-0.23%
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	111,425

Oregon-0.02%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,995

Pennsylvania-3.74%
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	115,646
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	105,417
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	553,881
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	109,680
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	135,125
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	38,284
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	109,383
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	110,833
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	225,467
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	167,472
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	122,033

				1,793,221

South Carolina-0.95%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	220,819
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	232,981

				453,800

Tennessee-0.41%
Jackson (City of), TN (Jackson-Madison), Series 2015, Ref. RB	4.00%	04/01/2041	25	26,297
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b) .	5.00%	07/01/2025	40	44,760
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	10	11,032
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	$10	$11,286
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	96,062

				195,036

Texas-10.18%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	189,761
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	166,876
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	271,821
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	110,805
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	80,558
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	150	170,157
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	50	56,719
Dallas Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	200	221,196
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	78,845
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	174,469
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	225,967
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	128,771
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	147,069
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	224,230
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	109,065
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	218,013
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	115	125,257
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	157,605
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	193,881
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	112,267
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	165,463
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	55,268
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	169,402
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	113,085
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	200	224,898
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	343,914
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	128,979
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	111,744
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	139,395
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2025	100	110,747
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	149,676

				4,875,903

Utah-0.70%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	100	112,214
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	156,231
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	67,059

				335,504

Vermont-0.05%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	22,216

Virginia-2.03%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	82,196
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	159,950
Virginia (State of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	44,274
Virginia (State of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	237,518
Virginia (State of) College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2025	130	143,734
Virginia (State of) Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	133,699
Virginia (State of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	72,981
Virginia (State of) Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	96,014

				970,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-3.84%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	$30	$33,893
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	84,732
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	84,732
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	169,465
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	111,381
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	83,381
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	126,971
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	44,164
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	60,725
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	22,299
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	11,304
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	49,433
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,976
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	223,350
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	16,500
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	115	126,228
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	219,177
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	280,698
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	38,916
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	43,631

				1,841,956

Wisconsin-0.96%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	183,410
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	277,894

				461,304

TOTAL INVESTMENTS IN SECURITIES(d)-98.80% (Cost $48,284,262)				47,329,883
OTHER ASSETS LESS LIABILITIES-1.20%				575,881

NET ASSETS-100.00%				$47,905,764

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Ad Valorem Property Tax	23.92

Sales Tax Revenue	10.73

Lease Revenue	8.50

Health, Hospital, Nursing Home Revenue	7.73

Water Revenue	7.05

Miscellaneous Revenue	6.96

College & University Revenue	6.14

Appropriations	5.39

Income Tax Revenue	5.07

Electric Power Revenue	3.38

Highway Tolls Revenue	3.27

Port, Airport & Marina Revenue	3.00

Revenue Types Each Less Than 3%	7.66

Other Assets Less Liabilities	1.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ) February 28, 2022 (Unaudited) Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.47%
Alabama-1.70%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	$20	$23,167
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2016 A, RB	4.00%	02/01/2046	200	210,093
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	69,344
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	21,283
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	142,566

				466,453

Arizona-0.83%
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	227,901

California-18.96%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	108,425
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	27,775
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	100,819
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	28,806
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	5,008
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	483,344
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	115,035
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	150,690
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	114,510
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	17,132
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	60	69,398
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	106,120
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	57,578
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	22,833
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	58,813
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016, Ref. RB	3.00%	03/01/2039	270	272,854
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	10	11,294
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	70	76,012
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	250	250,017
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	27,106
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	46,437
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	68,416
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	224,577
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	38,882
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	34,642
California (State of) Public Works Board (Various Capital), Series 2016 A, Ref. RB	4.00%	11/01/2032	220	242,204
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	28,930
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	113,213
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	100	113,041
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	215,645
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	25	27,372
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	5	5,047
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	47,220
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	282,711
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	28,239
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	34,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	$120	$137,141
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	56,215
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	111,995
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,681
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	287,272
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	45,430
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	170	179,185
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	172,689
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	114,510
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	21,625
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	30	33,898
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	20	21,691
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	68,568
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	15	16,953
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	21,958
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	34,442
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	39,852
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	40	46,249
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	82,166
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	28,276
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	20,902

				5,201,376

Colorado-1.58%
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	34,599
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	245,022
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	11,507
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	25	27,419
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	11,547
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	103,302

				433,396

Connecticut-1.15%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	25	28,246
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	115,364
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	150,126
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	22,840

				316,576

District of Columbia-2.30%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	50	57,143
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	199,536
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	17,306
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	35	40,554
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	17,036
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	17,010
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	282,658

				631,243

Florida-4.11%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	100	113,771
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	109,043
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	86,209
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	45,921
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	25	28,157
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	112,710
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	34,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	$65	$74,537
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	113,620
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	142,213
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	11,194
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	11,410
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	11,387
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	57,485
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	23,026
School District of Broward County, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	61,374
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	11,383
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	28,425
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	28,361
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	22,570

				1,127,238

Georgia-1.51%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	70	81,632
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	196,074
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	40,120
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	57,301
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	40,095

				415,222

Hawaii-0.78%
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	98,642
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	116,049

				214,691

Illinois-7.16%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	109,958
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	277,995
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2026	90	98,420
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2029	10	11,216
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2034	220	246,803
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2038	100	111,816
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2026	30	33,800
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	115,196
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	91,154
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	452,312
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	243,535
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	16,439
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	61,402
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	60	67,410
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	25	28,068

				1,965,524

Indiana-0.29%
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	28,594
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	45	52,179

				80,773

Iowa-0.57%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	51,883
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	103,257

				155,140

Kentucky-0.58%
Kentucky (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	20	22,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	$20	$22,894
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	114,327

				160,101

Louisiana-0.62%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	169,448

Maryland-1.88%
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	28,917
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	100	111,257
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	46,266
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	75,183
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	75	86,328
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	116,194
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	29,114
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	21,320

				514,579

Massachusetts-4.84%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	68,398
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	400,483
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	28,782
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	90	104,545
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	23,025
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	229,204
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	79,035
Massachusetts (State of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	348,509
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	45,822

				1,327,803

Michigan-2.09%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	131,181
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	22,906
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	45,773
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	39,951
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	176,748
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	51,225
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	21,139
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	85,882

				574,805

Minnesota-0.21%
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	56,511

Missouri-0.28%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	36,394
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	39,848

				76,242

Nebraska-1.16%
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	317,874

Nevada-0.91%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	10	11,582
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	28,232
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	108,725
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	45,309
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	20	22,946
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	34,246

				251,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.97%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	$200	$228,118
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	318,307
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	268,692

				815,117

New Mexico-1.00%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	274,081

New York-15.49%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	11,301
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	23,095
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	408,065
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	112,008
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	250	264,181
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	139,307
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	84,258
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	182,776
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	72,060
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	115,050
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	25	28,302
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	240	273,047
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	62,147
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	28,188
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	70	80,577
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	27,286
New York (City of), NY, Subseries 2016 CC1, Ref. RB	5.00%	06/15/2038	100	114,538
New York (City of), NY, Subseries 2016, Ref. RB	5.00%	06/15/2037	415	476,153
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	100	107,508
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	39,384
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	11,335
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	16,960
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	16,477
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	34,833
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	90	101,658
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	35	39,236
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	279,757
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	45,720
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	39,804
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	113,725
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	11,481
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	50	56,863
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	50,933
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2026	15	17,104
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	68,767
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2026	35	39,910
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	143,265
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2026	5	5,701
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	23,016
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	165	184,336
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2029	25	28,668
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	25	28,454
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	43,375
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	28,511
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	170,600

				4,249,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.94%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	$85	$97,863
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	28,783
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	22,929
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	17,328
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	62,646
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	29,265

				258,814

Ohio-1.85%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	28,572
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	40,623
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	34,760
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	57,166
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	79,703
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,770
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	96,080
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	50	56,436
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	45,275
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	45,999
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	17,485

				507,869

Oklahoma-0.42%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	57,659
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	11,469
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	17,387
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	27,992

				114,507

Oregon-0.66%
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	182,033

Pennsylvania-3.28%
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	101,813
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	38,816
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	337,644
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	34,310
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	150	172,226
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	71,529
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	80	92,614
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	51,131

				900,083

Rhode Island-0.37%
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	45,040
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	57,425

				102,465

South Carolina-0.70%
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	170,938
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	21,177

				192,115

Tennessee-0.90%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	56,733
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	115,081
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	40,639
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	33,941

				246,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-8.92%
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	$60	$69,106
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	253,389
Board of Regents of The University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	156,000
Board of Regents of The University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	40,444
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	180,157
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	33,760
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,703
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	28,983
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	68,424
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	22,704
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	70	79,290
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	45	50,843
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	57,028
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	26,898
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	76,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2051	200	152,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	34,453
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	40,645
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	165	187,450
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	17,070
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	228,592
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	34,123
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	35	40,499
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	32,823
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	84,985
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	445,642

				2,447,011

Utah-0.45%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	96,889
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	25	26,354

				123,243

Virginia-2.04%
Hampton Roads Transportation Accountability Commission, Series 2021 A, RB	5.00%	07/01/2026	200	229,254
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	22,775
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	27,966
Virginia (State of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	10	10,889
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	39,805
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	227,888

				558,577

Washington-2.37%
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	57,268
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	17,403
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	57,859
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	10	10,572
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	232,819
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	11,279

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	$40	$45,859
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	10	11,456
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	35	40,240
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	28,662
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	33,669
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	102,503

				649,589

Wisconsin-2.60%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	229,550
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	68,395
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	23,007
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	26,681
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	110,021
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health), Series 2016 A, Ref. RB	4.00%	11/15/2046	235	255,024

				712,678

TOTAL INVESTMENTS IN SECURITIES(e)-98.47% (Cost $27,574,978)				27,018,232
OTHER ASSETS LESS LIABILITIES-1.53%				420,202

NET ASSETS-100.00%				$27,438,434

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2022 was $228,000, which represented less than 1% of the Fund’s Net Assets.

(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Ad Valorem Property Tax	15.63

Health, Hospital, Nursing Home Revenue	15.32

Miscellaneous Revenue	9.98

Water Revenue	7.92

College & University Revenue	7.02

Lease Revenue	6.81

General Fund	5.30

Port, Airport & Marina Revenue	5.02

Transit Revenue	4.73

Sales Tax Revenue	4.37

Electric Power Revenue	4.30

Highway Tolls Revenue	4.28

Income Tax Revenue	3.18

Revenue Types Each Less Than 3%	4.61

Other Assets Less Liabilities	1.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco BulletShares 2027 Municipal Bond ETF (BSMR) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.93%
Alabama-1.41%
Tuscaloosa (County of), AL Board of Education, Series 2017, Revenue Wts.	4.00%	02/01/2047	$260	$281,453

Arizona-1.77%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	118,764
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	200	233,851

				352,615

California-18.95%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	10,904
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	29,341
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	150	152,283
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	17,259
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	59,108
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	234,297
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	100	118,528
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	397,060
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	89,064
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	135	160,558
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	55,068
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	292,518
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	232,837
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	29,362
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	208,609
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	60,379
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	35,165
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	344,414
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	50,857
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	233,233
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	11,829
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	10	11,790
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	49,552
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	11,446
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	237,103
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	252,436
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	104,337
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	110,103
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	21,977
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	149,052

				3,770,469

Colorado-0.82%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	103,353
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	10	11,889
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	47,573

				162,815

Connecticut-0.98%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	28,759
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	28,549
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	23,465
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	114,963

				195,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-3.51%
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	$600	$697,706

Florida-3.40%
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	46,032
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	51,766
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	22,902
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	98,828
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	41,668
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	53,338
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	10	11,566
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	350,647

				676,747

Georgia-4.73%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	64,720
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	233,281
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	632,227
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	11,689

				941,917

Hawaii-0.95%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	10	11,417
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	41,236
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	59,500
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	76,165

				188,318

Idaho-0.41%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	82,368

Illinois-7.12%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	231,980
Chicago O’Hare International Airport, Series 2017 C, Ref. RB	5.00%	01/01/2041	100	114,280
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	113,559
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	114,316
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	450	517,535
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	95	110,548
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	25	28,902
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	28,967
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	156,683

				1,416,770

Indiana-0.47%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	46,566
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	46,420

				92,986

Kansas-1.49%
Johnson (County of), KS Public Building Commission, Series 2018 A, RB	4.00%	09/01/2027	10	11,098
University of Kansas Hospital Authority, Series 2017, Ref. RB	5.00%	03/01/2047	250	285,928

				297,026

Louisiana-1.02%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	5.00%	12/01/2042	50	58,885
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	115,294
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	29,475

				203,654

Maryland-2.55%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	17,641
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	29,676
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	17,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) (Bid Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	$245	$290,825
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	23,464
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	127,742

				507,047

Massachusetts-3.23%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(b)	5.50%	01/01/2027	50	58,428
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	17,824
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	30	35,438
Massachusetts (State of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	530,915

				642,605

Michigan-0.73%
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	145,280

Minnesota-1.72%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	34,592
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	10	11,894
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	250	296,186

				342,672

Mississippi-0.06%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	11,900

Missouri-1.53%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	233,247
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2027	60	71,492

				304,739

Nebraska-0.14%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	28,442

New Jersey-2.18%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	82,979
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	115,968
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	118,035
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	29,497
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	27,126
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	21,776
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	38,182

				433,563

New Mexico-0.55%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	4.00%	08/01/2039	100	109,363

New York-16.86%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	51,318
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	229,947
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	516,002
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	114,584
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	238,543
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	250	290,811
Metropolitan Transportation Authority (Green Bonds), Series 2017 C1, Ref. RB	5.00%	11/15/2027	50	58,191
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	118,652
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	82,725
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	40,224
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	47,262
New York (City of), NY, Series 2017, Ref. RB	5.00%	06/15/2037	140	163,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	$15	$17,752
New York (City of), NY Transitional Finance Authority, Series 2017 A, RB	3.50%	02/01/2038	45	47,380
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	29,066
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	41,122
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	40,686
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	115,763
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	39,052
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2027	60	69,346
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	161,825
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	40,626
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	228,091
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	174,031
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	39,975
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	113,543
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	35,438
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2027	40	45,628
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	23,415
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	11,733
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	11,559
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	117,563

				3,354,880

North Carolina-0.52%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	44,865
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	20	23,509
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	35,150

				103,524

Ohio-2.83%
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	241,607
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	145	156,394
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	23,771
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	11,870
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	11,782
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	59,639
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	23,512
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	35,069

				563,644

Oklahoma-0.56%
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	111,949

Oregon-1.01%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	82,639
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	117,331

				199,970

Pennsylvania-3.85%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	114,922
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	46,079
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	195	226,658
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	115,196
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	41,211
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	17,024
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	58,817
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	55,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	$50	$56,879
Philadelphia Gas Works Co. (1998 General Ordinance), Series 2017, Ref. RB	5.00%	08/01/2042	30	34,446

				766,735

Rhode Island-0.14%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	27,649

South Carolina-0.35%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,987
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	58,809

				69,796

South Dakota-0.16%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	32,413

Tennessee-0.14%
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	28,341

Texas-7.54%
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	5.00%	02/15/2048	75	85,467
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	53,181
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	40	47,135
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	59,337
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	203,712
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	30	34,188
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	35,491
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	161,445
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	286,425
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	174,844
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	76,814
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	206,808
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	29,018
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	16,818
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	29,441

				1,500,124

Virginia-1.31%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	186,533
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	56,885
Virginia (State of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	5,831
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	10	11,697

				260,946

Washington-2.38%
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	41,305
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	116,416
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	29,170
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	10	11,677
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	23,683
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	41,386
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	91,858
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	35,371
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	11,842
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	70,198

				472,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.56%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	$20	$23,465
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	11,689
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	275,719

				310,873

TOTAL INVESTMENTS IN SECURITIES(c)-98.93% (Cost $20,164,761)				19,689,941

OTHER ASSETS LESS LIABILITIES-1.07%				212,176

NET ASSETS-100.00%				$19,902,117

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Miscellaneous Revenue	17.41

Health, Hospital, Nursing Home Revenue	15.42

Ad Valorem Property Tax	14.26

Sales Tax Revenue	7.01

General Fund	6.88

Water Revenue	6.05

Electric Power Revenue	5.96

Transit Revenue	5.00

Income Tax Revenue	4.56

Lease Revenue	3.82

College & University Revenue	3.29

Highway Tolls Revenue	3.13

Revenue Types Each Less Than 3%	6.14

Other Assets Less Liabilities	1.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco BulletShares 2028 Municipal Bond ETF (BSMS) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.00%
Arizona-1.33%
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	$50	$60,023
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	207,271

				267,294

Arkansas-0.18%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	36,010

California-13.88%
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	123,739
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	240,748
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	100	121,370
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	131,495
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	233,994
Chaffey Community College District, Series 2019 A, GO Bonds	3.00%	06/01/2046	185	187,091
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	238,104
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	165,476
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	66,382
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	180,453
Orange County Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	100	117,184
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	222,409
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	101,092
San Leandro Unified School District, Series 2020 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	150	168,149
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	82,396
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	56,037
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	149,154
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	207,250

				2,792,523

Colorado-2.91%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	62,491
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	36,975
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	27,395
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	11,840
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	91,227
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	25	30,399
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	15	17,194
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	47,970
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	259,425

				584,916

Connecticut-1.89%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	119,267
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	260,702

				379,969

District of Columbia-1.49%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	35,974
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	29,973
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	234,912

				300,859

Florida-2.72%
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	20	23,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	$20	$24,130
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	100,749
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	40,855
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	29,809
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	17,768
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	175	193,585
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	47,553
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	40	46,996
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	21,689

				546,539

Georgia-2.52%
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	216,061
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	60,016
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4), Series 2019, RB	5.00%	01/01/2056	200	232,129

				508,206

Hawaii-0.80%
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	10,693
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	71,814
Honolulu (City & County of), HI, Series 2018 A, RB	3.25%	07/01/2047	75	78,999

				161,506

Illinois-4.04%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	59,542
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	114,578
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	98,622
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	137,188
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	290,939
Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	75	88,679
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	5,764
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	17,169

				812,481

Indiana-1.04%
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	209,551

Louisiana-0.14%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	28,021

Maryland-2.24%
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	125	151,000
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	228,472
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	72,266

				451,738

Massachusetts-4.43%
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	66,222
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	252,847
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	243,445
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	90	108,611
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	221,493

				892,618

Michigan-0.56%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	113,729

Minnesota-2.12%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	46,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	$25	$30,301
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	12,045
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	30,064
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	121,206
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	151,508
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds	3.00%	02/01/2041	35	36,127

				427,399

Mississippi-0.48%
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	95,801

Missouri-0.14%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	25	28,464

Nevada-1.48%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	60,406
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	119,847
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	116,642

				296,895

New Jersey-6.52%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	195	231,766
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.25%	06/15/2039	220	221,471
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	150	151,516
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	231,691
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	100	117,892
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	60	71,128
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	158,814
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	128,077

				1,312,355

New York-19.80%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	229,849
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	80,433
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	145	153,448
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	150	161,385
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	150	180,558
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	119,924
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	218,659
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	200	241,896
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	90	106,682
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	116,772
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	88,538
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	150	179,326
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	212,150
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2036	160	189,943
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	143,676
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	117,265
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2039	275	328,113
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	29,887
New York (State of) Dormitory Authority (Bid Group 2), Series 2018 A, RB	5.00%	03/15/2033	105	124,331
New York (State of) Dormitory Authority (Bid Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	177,116
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	295,193
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	280,162
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	125	149,482
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	50	60,592

				3,985,380

North Carolina-1.20%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	240,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.97%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	$15	$17,525
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	30,437
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	30,334
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	38,004
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	31,885
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	78,884
Ohio (State of) (Cleveland Clinic Health System), Series 2017, Ref. RB	5.00%	01/01/2033	45	53,271
Ohio (State of) (Cleveland Clinic Health System), Series 2017, Ref. RB	4.00%	01/01/2036	125	139,062
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	150	177,836

				597,238

Oklahoma-0.68%
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2028	115	137,076

Oregon-0.62%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	123,991

Pennsylvania-4.82%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	21,993
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	59,640
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	174,891
Montgomery (County of), PA Higher Education and Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	5,403
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	239,669
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	200	231,841
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	235,727

				969,164

South Carolina-0.51%
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	3.63%	04/15/2039	25	26,268
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	70	75,874

				102,142

Tennessee-1.36%
Memphis (City of), TN, Series 2020, Ref. GO Bonds	4.00%	05/01/2045	150	166,635
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	95	106,855

				273,490

Texas-9.79%
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	150	170,874
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	23,542
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	71,059
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	174,226
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	110	128,086
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	59,526
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	177,876
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	192,520
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	23,984
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	90,080
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	130	145,047
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	243,851
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	150	178,052
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	292,618

				1,971,341

Utah-0.11%
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2018 B, RB	5.00%	07/01/2048	20	23,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.12%
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	$190	$226,086

Washington-2.93%
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	117,732
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	243,874
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	53,210
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	47,120
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	127,195

				589,131

West Virginia-1.82%
West Virginia (State of) (Bid Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	150,024
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	216,504

				366,528

Wisconsin-0.36%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	29,481
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	10	12,021
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	30,349

				71,851

TOTAL INVESTMENTS IN SECURITIES(d)-99.00% (Cost $20,426,487)				19,923,898

OTHER ASSETS LESS LIABILITIES-1.00%				202,108

NET ASSETS-100.00%				$20,126,006

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued) February 28, 2022 (Unaudited)

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Ad Valorem Property Tax	19.66

Sales Tax Revenue	13.01

Water Revenue	10.25

College & University Revenue	7.81

General Fund	7.40

Miscellaneous Revenue	6.10

Highway Tolls Revenue	5.61

Health, Hospital, Nursing Home Revenue	5.42

Income Tax Revenue	4.37

Transit Revenue	4.21

Port, Airport & Marina Revenue	3.37

Appropriations	3.10

Revenue Types Each Less Than 3%	8.69

Other Assets Less Liabilities	1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco BulletShares 2029 Municipal Bond ETF (BSMT) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.77%
Alabama-0.86%
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	$100	$100,260
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	51,147

				151,407

Arizona-1.21%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	36,213
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	125	149,908
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	25,012

				211,133

California-17.12%
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	65	79,171
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	197,068
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	92,743
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	30,450
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	61,593
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	158,867
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	47,618
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2029	20	24,658
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2032	10	12,251
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2033	35	42,844
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	91,379
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	111,982
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	18,391
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	61,251
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	120,961
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	241,603
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	50	55,756
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2036	100	122,157
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	119,106
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	118,486
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	70	84,296
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	24,253
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	35	42,216
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	91,419
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	60	73,871
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	50	61,325
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	80,280
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	48,428
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	194,311
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	125	140,566
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	50	60,743
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	50	56,701
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2029	35	43,853
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	66,974
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	35	39,313
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	25	30,755
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	20	24,593
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	25	28,290

				3,000,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-1.58%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	$25	$31,077
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	36,431
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2038	30	33,685
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	5	5,559
Colorado (State of) Health Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	3.25%	08/01/2049	100	95,919
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	18,629
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	20	24,839
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	30,748

				276,887

Connecticut-1.13%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	42,158
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	150,234
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	6,075

				198,467

Delaware-0.95%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	12,273
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	50	55,895
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	99,056

				167,224

District of Columbia-3.98%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	121,935
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	36,684
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	32,707
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	50	61,441
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	110,051
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2049	150	162,192
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	175	172,292

				697,302

Florida-4.40%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2019, RB	3.00%	12/01/2046	5	4,812
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	121,852
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	10	11,972
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	84,126
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	15,305
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	111,875
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	119,542
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	121,907
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	179,405

				770,796

Georgia-3.18%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta), Series 2019 A, RB	3.00%	07/01/2046	50	50,654
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	110,972
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	121,062
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	45	54,282
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	200	220,940

				557,910

Hawaii-0.76%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	30,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	$60	$72,628
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	30,192

				133,412

Illinois-5.31%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	117,512
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	100	107,542
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2037	75	80,444
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	170	206,321
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	300	358,689
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	60,570

				931,078

Indiana-1.33%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	61,648
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	54,552
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	117,294

				233,494

Iowa-0.25%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	35	43,045

Kansas-0.67%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	117,983

Louisiana-1.64%
East Baton Rouge Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	100	110,379
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	110	133,519
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	35	42,581

				286,479

Maryland-2.49%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	100	112,586
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	11,966
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	97,940
Maryland (State of), First Series 2019, Ref. GO Bonds	5.00%	03/15/2032	10	12,220
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	17,988
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	36,915
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	121,620
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	24,870

				436,105

Massachusetts-3.16%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	47,621
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	45	55,474
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	84,759
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	72,291
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	18,428
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	12,369
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	18,364
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	12,327
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	30	35,593
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB	4.00%	06/01/2049	100	110,287
Massachusetts (State of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	30,250
Massachusetts (State of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(a)	5.25%	08/01/2029	25	31,385
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	20	24,686

				553,834

Michigan-2.53%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2029	55	68,454
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	50	61,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	$80	$95,373
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	122,821
Michigan State University, Series 2019 C, Ref. RB	4.00%	02/15/2044	85	95,615

				443,513

Minnesota-0.70%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	79,956
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	42,770

				122,726

Mississippi-0.16%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	28,562

Missouri-0.33%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	57,023

Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	17,910
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	12,145

				30,055

Nevada-0.31%
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	25	30,385
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	24,223

				54,608

New Jersey-2.01%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	125	151,261
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	25	24,351
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	175,702

				351,314

New Mexico-0.28%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	40	49,279

New York-14.90%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	123,507
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	117,874
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	22,288
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2039	35	38,925
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	36,421
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	35	42,445
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	36,370
New York (City of), NY, Series 2020 B-1, GO Bonds	3.00%	10/01/2044	50	51,002
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	100	120,047
New York (City of), NY, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	60,259
New York (City of), NY, Subseries 2019, Ref. RB	5.00%	06/15/2040	95	114,004
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	40	44,405
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	95	105,279
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	95	105,344
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	18,171
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	30	33,346
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	344,172
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	121,581
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	42,480
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	121,106
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	392,170
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	50	60,966
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	30,838
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2044	35	42,202
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	110	132,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2029	$40	$48,773
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	50	55,206
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	30,947
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	118,904

				2,611,738

North Carolina-2.11%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	50	61,312
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	18,328
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	113,675
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	160	176,437

				369,752

Ohio-3.14%
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	60,911
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	24,623
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	66,809
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	181,910
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	62,159
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	105,157
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	48,907

				550,476

Oregon-1.23%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	15	18,474
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	73,246
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	123,353

				215,073

Pennsylvania-5.34%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	100	111,436
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2039	85	94,443
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	111,984
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	110,484
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	42,320
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	42,904
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	120,900
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	132,249
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	5.00%	04/15/2059	145	169,828

				936,548

Rhode Island-0.70%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	123,217

Texas-9.95%
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	123,751
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	124,206
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	72,825
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	28,805
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	90,896
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	91,888
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	41,673
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	24,127
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	150,033
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	84,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	$50	$57,897
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	29,924
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	126,277
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	100	112,995
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	135	167,284
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	145,062
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	107,315
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	122,753
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	20	24,571
Webb (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2045	15	16,738

				1,743,249

Utah-0.52%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	91,601

Vermont-1.27%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	4.00%	11/01/2050	200	222,841

Virginia-0.96%
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	12,280
Virginia (State of) College Building Authority (21st Century College), Series 2017 E, Ref. RB	5.00%	02/01/2029	100	119,401
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	36,599

				168,280

Washington-1.93%
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	43,565
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	43,247
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	61,693
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	42,920
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	60	73,227
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	72,744

				337,396

Wisconsin-0.21%
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	36,833

TOTAL INVESTMENTS IN SECURITIES(b)-98.77% (Cost $17,853,540)				17,311,162
OTHER ASSETS LESS LIABILITIES-1.23%				216,156

NET ASSETS-100.00%				$17,527,318

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued) February 28, 2022 (Unaudited)

Portfolio Composition

Revenue Type Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Ad Valorem Property Tax	17.72

Water Revenue	12.19

General Fund	8.86

Highway Tolls Revenue	8.69

Income Tax Revenue	7.66

Health, Hospital, Nursing Home Revenue	7.34

Miscellaneous Revenue	7.29

Lease Revenue	6.63

College & University Revenue	6.11

Electric Power Revenue	4.67

Appropriations	3.70

Revenue Types Each Less Than 3%	7.91

Other Assets Less Liabilities	1.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2030 Municipal Bond ETF (BSMU) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.87%
Alabama-0.95%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	$100	$115,731

Arizona-1.00%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	125	121,570

California-16.92%
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	45	45,160
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	112,451
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	31,186
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	247,928
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	47,324
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	75,797
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	114,465
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	199,726
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	100	111,916
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	73,801
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	62,069
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	5.00%	05/15/2034	200	246,777
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	200	242,887
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	88,675
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	162,682
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	60	74,350
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	121,984

				2,059,178

Colorado-1.71%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	31,358
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	100	113,933
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	50	63,410

				208,701

Connecticut-1.00%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	121,686

Delaware-0.96%
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	117,032

District of Columbia-2.06%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	250,165

Florida-1.76%
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	75	83,809
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	44,116
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	61,827
School District of Broward County, Series 2020 A, COP	5.00%	07/01/2033	20	24,627

				214,379

Georgia-0.33%
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	40,224

Illinois-5.64%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	243,791
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	185	198,683
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2040	100	113,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	$15	$18,553
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	100	111,440

				686,265

Louisiana-1.53%
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	190	186,099

Maryland-2.30%
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	118,842
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	160,501

				279,343

Massachusetts-2.51%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	25	30,424
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	160	158,764
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	14,044
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	100	102,718

				305,950

Michigan-0.94%
University of Michigan, Series 2020 A, Ref. RB	4.00%	04/01/2045	75	84,921
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	25	29,994

				114,915

Missouri-0.79%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	3.00%	06/01/2053	100	96,610

Nevada-0.51%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	50	62,420

New Jersey-4.53%
Gloucester County Improvement Authority (The) (Rowan University), Series 2021, RB, (INS - BAM)(a)	4.00%	07/01/2051	100	110,489
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2046	115	123,504
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2050	100	106,997
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	195	209,840

				550,830

New York-28.24%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	100	110,725
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2030	100	123,714
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	200	224,259
New York (City of), NY, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	170	189,689
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	125	139,261
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	120,174
New York (City of), NY, Series 2020 EE, Ref. RB	5.00%	06/15/2030	70	87,683
New York (City of), NY, Series 2020 GG-1, RB	4.00%	06/15/2050	200	221,977
New York (City of), NY, Subseries 2019 L-6, GO Bonds	5.00%	04/01/2030	20	24,333
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	200	248,307
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	61,154
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	98,791
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	115	141,204
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	200	224,929
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	108,861
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	100	110,316
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	17,926
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	200	223,003
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	100	110,578
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	200	220,857
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	180	195,965
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	40	44,287
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	200	224,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	$115	$139,678
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	24,111

				3,436,187

North Carolina-2.16%
Brunswick (County of), NC, Series 2020, RB	3.00%	04/01/2050	100	99,965
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	30,825
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	131,672

				262,462

Ohio-3.39%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	247,254
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	164,709

				411,963

Oregon-0.51%
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	62,124

Pennsylvania-1.88%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	25	30,969
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	85	87,243
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	100	110,775

				228,987

Tennessee-0.97%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	117,856

Texas-11.38%
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	30,557
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2045	100	111,422
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	200	228,643
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	185,970
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	46,454
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	40	46,232
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	142,543
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	24,420
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	157,068
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	170	182,053
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	200	229,242

				1,384,604

Virginia-1.70%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	81,623
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	125,223

				206,846

Washington-2.30%
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	25	30,626
Washington (State of), Series 2020 C, GO Notes	5.00%	02/01/2034	50	61,662
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	68,755
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	119,439

				280,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin-0.90%
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020, Ref. RB	4.00%	01/01/2045	$100	$109,312

TOTAL INVESTMENTS IN SECURITIES(b)-98.87% (Cost $12,438,023)				12,031,921

OTHER ASSETS LESS LIABILITIES-1.13%				137,930

NET ASSETS-100.00%				$12,169,851

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Water Revenue	18.33

Ad Valorem Property Tax	13.47

Income Tax Revenue	11.67

General Fund	10.40

Health, Hospital, Nursing Home Revenue	9.53

Port, Airport & Marina Revenue	7.46

College & University Revenue	4.86

Highway Tolls Revenue	4.86

Miscellaneous Revenue	4.05

Sales Tax Revenue	3.97

Electric Power Revenue	3.55

Revenue Types Each Less Than 3%	6.72

Other Assets Less Liabilities	1.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco BulletShares 2031 Municipal Bond ETF (BSMV) February 28, 2022 (Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.93%
Alabama-0.13%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$10	$12,634

Arizona-0.52%
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	50	48,739

Arkansas-0.13%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	10	12,337

California-18.74%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	10	12,740
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	15	18,924
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	250	286,872
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	57,184
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	12,692
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	6,362
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	250	247,022
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	31,344
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	62,074
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	31,330
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	20	24,504
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	45	54,808
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	11,636
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	60	75,128
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	12,691
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	30	32,493
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	303,304
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	25	30,910
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	11,627
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	140	158,257
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	5	6,360
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2040	250	285,688

				1,773,950

Colorado-4.34%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	12,787
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	10	12,771
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	250	243,661
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,611
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	11,180
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	100	112,407
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	10	12,655

				411,072

Connecticut-1.82%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2034	140	147,347
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	25,181

				172,528

District of Columbia-1.68%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	12,831
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	17,581
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	125	128,381

				158,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-11.27%
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	$15	$19,055
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	5	5,827
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	10	12,811
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	38,704
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	250	250,568
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	40	46,112
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	22,990
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2045	25	26,996
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	25	26,797
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	250	277,903
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2036	5	5,218
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2051	25	28,069
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2039	250	286,429
Pasco County School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	18,789

				1,066,268

Illinois-5.71%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	312,249
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	50	57,843
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	150	169,891

				539,983

Indiana-1.01%
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	38,467
Indianapolis (City of), IN Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	57,423

				95,890

Maryland-1.57%
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	120	148,758

Massachusetts-5.03%
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	3.00%	03/01/2036	75	77,813
Massachusetts (Commonwealth of) Transportation Fund, Series 2021 A, Ref. RB	5.00%	06/01/2042	250	310,645
Massachusetts (State of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	65	69,643
Massachusetts (State of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	18,423

				476,524

Michigan-0.75%
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	70,549

Minnesota-0.47%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	35	44,059

New Jersey-4.48%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2021, RB,
(INS - AGM)(a)	4.00%	07/01/2053	35	38,877
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	295,012
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	80	89,928

				423,817

New York-22.18%
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	22,935
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	15	17,141
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	5	5,698
New York (City of), NY, Series 2021 AA-1, RB	3.00%	06/15/2051	250	245,128
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	201,175
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	11,127
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	61,697
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	100	111,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	$55	$67,394
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	11,499
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	250	279,457
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	15	18,915
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	150	187,599
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	12,732
New York (State of) Bridge Authority, Series 2021 A, RB	4.00%	01/01/2046	20	22,581
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	150	187,728
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	15	18,644
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	30	33,899
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	91,974
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	145	164,456
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	250	239,914
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25	30,426
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	50	55,171

				2,099,283

North Carolina-1.19%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	20	24,943
Union (County of), NC, Series 2021, RB	3.00%	06/01/2051	70	70,214
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	17,499

				112,656

Ohio-1.20%
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	11,131
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	41,014
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	61,222

				113,367

Pennsylvania-1.11%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	45	50,019
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	50	55,393

				105,412

Tennessee-0.44%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	25	30,811
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	10,674

				41,485

Texas-5.18%
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	74,278
Greater Texas Cultural Education Facilities Finance Corp. (Epicenter Multipurpose Facilities), Series 2021, RB	4.00%	03/01/2050	100	110,645
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2046	100	121,066
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	86,130
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	10	12,374
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	37,005
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	37,711
Trinity River Authority Central Regional Wastewater System, Series 2020, Ref. RB	3.00%	08/01/2031	10	10,757

				489,966

Utah-0.07%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	5	6,435

Virginia-0.73%
Virginia (State of) Commonwealth Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	20	24,545
Virginia (State of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	5	6,396
Virginia (State of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	30	38,263

				69,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued) February 28, 2022 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-9.05%
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	$250	$312,319
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	11,795
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	12,542
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	312,864
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	207,410

				856,930

Wisconsin-0.13%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	10	12,471

TOTAL INVESTMENTS IN SECURITIES(b)-98.93% (Cost $9,783,778)				9,363,110

OTHER ASSETS LESS LIABILITIES-1.07%				101,356

NET ASSETS-100.00%				$9,464,466

Investment Abbreviations:

AGM-Assured	Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

 Portfolio Composition

 Revenue Type Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Ad Valorem Property Tax	13.28

Water Revenue	10.34

Sales Tax Revenue	9.24

Health, Hospital, Nursing Home Revenue	9.04

Lease Revenue	8.78

Highway Tolls Revenue	8.28

General Fund	7.41

Electric Power Revenue	6.85

Income Tax Revenue	5.96

Port, Airport & Marina Revenue	5.51

College & University Revenue	5.33

Miscellaneous Revenue	4.21

Revenue Types Each Less Than 3%	4.70

Other Assets Less Liabilities	1.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE) February 28, 2022 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-80.91%
Australia-0.81%
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	$400,000	$358,873

Brazil-7.35%
Banco Bradesco S.A.
5.75%, 03/01/2022(a)	200,000	200,000
5.75%, 03/01/2022(a)	200,000	200,000
Banco BTG Pactual S.A., 5.75%, 09/28/2022(a)	200,000	204,832
Banco do Brasil S.A., 3.88%, 10/10/2022	450,000	456,750
Caixa Economica Federal
3.50%, 11/07/2022(a)	150,000	151,261
3.50%, 11/07/2022(a)	200,000	201,681
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	93,140
CSN Resources S.A., 7.63%, 04/17/2026(a)	200,000	208,867
Embraer S.A., 5.15%, 06/15/2022	100,000	101,034
Itau Unibanco Holding S.A.
5.65%, 03/19/2022(a)	200,000	200,250
5.65%, 03/19/2022(a)	200,000	200,250
5.50%, 08/06/2022(a)	200,000	202,732
5.50%, 08/06/2022(a)	400,000	405,464
NBM US Holdings, Inc.
7.00%, 05/14/2026(a)	200,000	206,949
7.00%, 05/14/2026(a)	200,000	206,949

		3,240,159

Chile-0.34%
Chile Government International Bond, 2.25%, 10/30/2022	150,000	151,174

China-8.21%
Baidu, Inc., 2.88%, 07/06/2022	200,000	200,666
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/2022(a)	200,000	200,407
China Construction Bank Corp., 3.00%, 12/04/2022(a)	200,000	201,839
China Southern Power Grid International Finance BVI Co. Ltd.
2.75%, 05/08/2022(a)	200,000	200,424
2.75%, 05/08/2022(a)	200,000	200,424
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/2022(a)	200,000	201,641
CITIC Securities Finance MTN Co. Ltd., 3.25%, 04/20/2022(a)	200,000	200,300
CNPC General Capital Ltd., 3.95%, 04/19/2022(a)	200,000	200,642
COSCO Finance 2011 Ltd., 4.00%, 12/03/2022(a)	200,000	202,917
Hongkong International Qingdao Co. Ltd., 4.25%, 12/04/2022(a)	200,000	201,913
Industrial & Commercial Bank of China Ltd.
2.88%, 10/12/2022(a)	200,000	201,268
2.96%, 11/08/2022	200,000	201,558
Sinopec Group Overseas Development (2012) Ltd., 3.90%, 05/17/2022(a)	200,000	200,982

	Principal Amount	Value
China-(continued)
Sinopec Group Overseas Development (2017) Ltd.
3.00%, 04/12/2022(a)	$200,000	$200,325
2.50%, 09/13/2022(a)	200,000	200,546
Sinopec Group Overseas Development 2017 Ltd., 2.50%, 09/13/2022(a)	200,000	200,546
State Grid Overseas Investment BVI Ltd., 2.75%, 05/04/2022(a)	200,000	200,410
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	200,000	202,506

		3,619,314

Colombia-3.31%
Banco Davivienda S.A.
5.88%, 07/09/2022(a)	200,000	201,751
5.88%, 07/09/2022(a)	200,000	201,751
Bancolombia S.A., 5.13%, 09/11/2022	200,000	202,750
Grupo Aval Ltd.
4.75%, 09/26/2022(a)	400,000	402,444
4.75%, 09/26/2022(a)	450,000	452,750

		1,461,446

India-5.50%
Axis Bank Ltd.
3.00%, 08/08/2022(a)	200,000	200,720
3.00%, 08/08/2022(a)	200,000	200,720
Bank of Baroda, 3.50%, 04/04/2022(a)	200,000	200,232
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/2022(a)	200,000	203,282
Canara Bank, 3.25%, 08/10/2022(a)	200,000	200,835
Greenko Solar Mauritius Ltd.
5.95%, 07/29/2026(a)	200,000	207,750
5.95%, 07/29/2026(a)	200,000	207,750
ICICI Bank Ltd., 3.25%, 09/09/2022(a)	200,000	201,033
IndusInd Bank Ltd., 3.88%, 04/15/2022(a)	200,000	199,970
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	200,380
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/2022(a)	200,000	201,407
5.95%, 10/24/2022(a)	200,000	201,407

		2,425,486

Indonesia-8.21%
Indonesia Government International Bond
3.75%, 04/25/2022(a)	500,000	501,750
3.75%, 04/25/2022(a)	600,000	602,100
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	500,000	500,570
3.40%, 03/29/2022(a)	400,000	400,456
3.30%, 11/21/2022(a)	400,000	404,884
3.30%, 11/21/2022(a)	400,000	404,884
PT Pertamina (Persero)
4.88%, 05/03/2022(a)	400,000	401,966
4.88%, 05/03/2022(a)	400,000	401,966

		3,618,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Ireland-0.69%
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022(a)	$200,000	$202,511
5.25%, 08/15/2022(a)	100,000	101,255

		303,766

Malaysia-4.57%
CIMB Bank Bhd., 3.26%, 03/15/2022(a)	200,000	200,109
IOI Investment L Bhd., 4.38%, 06/27/2022(a)	200,000	201,190
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	400,000	400,312
3.13%, 03/18/2022(a)	200,000	200,156
7.88%, 05/22/2022(a)	600,000	608,490
7.88%, 05/22/2022(a)	200,000	202,830
SSG Resources Ltd., 4.25%, 10/04/2022(a)	200,000	202,150

		2,015,237

Mexico-2.62%
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander
4.13%, 11/09/2022(a)	300,000	304,533
4.13%, 11/09/2022(a)	400,000	406,044
Mexico Government International Bond, 8.00%, 09/24/2022	300,000	312,753
Petroleos Mexicanos, 5.38%, 03/13/2022	130,000	130,081

		1,153,411

Peru-1.15%
Banco BBVA Peru S.A.
5.00%, 08/26/2022(a)	200,000	202,817
5.00%, 08/26/2022(a)	200,000	202,817
Southern Copper Corp., 3.50%, 11/08/2022	100,000	101,181

		506,815

Philippines-0.46%
Union Bank of the Philippines, 3.37%, 11/29/2022(a)	200,000	201,828

Poland-3.89%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.63%, 09/26/2022(a)	200,000	203,545
4.63%, 09/26/2022(a)	400,000	407,091
Republic of Poland Government International Bond, 5.00%, 03/23/2022	1,100,000	1,102,836

		1,713,472

Russia-5.01%
Gazprom Neft OAO Via GPN Capital S.A.
4.38%, 09/19/2022(a)	200,000	149,000
4.38%, 09/19/2022(a)	200,000	149,000
Gazprom OAO Via Gaz Capital S.A., 4.95%, 07/19/2022(a)	200,000	114,543
Gazprom PJSC Via Gaz Capital S.A.
6.51%, 03/07/2022(a)	200,000	139,600
4.95%, 07/19/2022(a)	200,000	114,543
Rosneft Oil Co. Via Rosneft International Finance DAC
4.20%, 03/06/2022(a)	200,000	170,332
4.20%, 03/06/2022(a)	200,000	170,332

	Principal Amount	Value
Russia-(continued)
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022(a)	$600,000	$330,000
4.50%, 04/04/2022(a)	200,000	110,000
Sberbank of Russia Via SB Capital S.A.
5.13%, 10/29/2022(a)	200,000	55,000
5.13%, 10/29/2022(a)	200,000	55,000
Severstal OAO Via Steel Capital S.A.
5.90%, 10/17/2022(a)	200,000	155,000
5.90%, 10/17/2022(a)	200,000	155,000
Vnesheconombank Via VEB Finance PLC
6.03%, 07/05/2022(a)	200,000	70,000
6.03%, 07/05/2022(a)	200,000	70,000
VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(a)	200,000	101,000
6.95%, 10/17/2022(a)	200,000	101,000

		2,209,350

South Africa-3.65%
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	600,000	606,345
Sasol Financing International Ltd., 4.50%, 11/14/2022	400,000	402,810
Transnet SOC Ltd.
4.00%, 07/26/2022(a)	200,000	199,323
4.00%, 07/26/2022(a)	400,000	398,645

		1,607,123

Supranational-3.41%
Asian Development Bank
0.63%, 04/07/2022	550,000	550,161
1.88%, 07/19/2022	450,000	452,011
1.88%, 08/10/2022	100,000	100,502
1.75%, 09/13/2022	400,000	401,845

		1,504,519

Thailand-3.44%
Bangkok Bank PCL
3.88%, 09/27/2022(a)	400,000	404,731
3.88%, 09/27/2022(a)	200,000	202,365
Kasikornbank PCL, 2.38%, 04/06/2022(a)	200,000	200,082
PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	500,000	506,351
Siam Commercial Bank PCL (The), 3.20%, 07/26/2022(a)	200,000	201,132

		1,514,661

Turkey-8.21%
QNB Finansbank A.S.
4.88%, 05/19/2022(a)	200,000	200,617
4.88%, 05/19/2022(a)	200,000	200,617
T.C. Ziraat Bankasi A.S.
5.13%, 05/03/2022(a)	200,000	200,452
5.13%, 05/03/2022(a)	200,000	200,452
Turkey Government International Bond
5.13%, 03/25/2022	200,000	200,400
6.25%, 09/26/2022	800,000	810,352
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	200,000	201,992
5.25%, 09/13/2022(a)	200,000	201,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Turkey-(continued)
Turkiye Ihracat Kredi Bankasi A.S., 4.25%, 09/18/2022(a)	$200,000	$200,124
Turkiye Is Bankasi A.S.
5.50%, 04/21/2022(a)	200,000	200,511
5.50%, 04/21/2022(a)	200,000	200,511
6.00%, 10/24/2022(a)	200,000	200,819
6.00%, 10/24/2022(a)	200,000	200,819
Turkiye Vakiflar Bankasi T.A.O., 5.63%, 05/30/2022(a)	200,000	200,801
Yapi ve Kredi Bankasi A.S., 5.50%, 12/06/2022(a)	200,000	200,070

		3,620,529

United Arab Emirates-7.76%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	1,000,000	1,009,246
2.50%, 10/11/2022(a)	1,000,000	1,009,246
BOS Funding Ltd., 4.23%, 03/07/2022(a)	200,000	200,150
Emirates NBD Bank PJSC, 3.25%, 11/14/2022(a)	200,000	202,509
First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(a)	200,000	200,319
MDGH GMTN (RSC) Ltd.
5.50%, 03/01/2022(a)	200,000	200,000
5.50%, 03/01/2022(a)	600,000	600,000

		3,421,470

United Kingdom-0.48%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	200,000	211,000

	Principal Amount	Value
United States-0.93%
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(a)	$100,000	$102,899
5.88%, 09/30/2027(a)	300,000	308,695

		411,594

Vietnam-0.46%
Vietnam Prosperity JSC Bank, 6.25%, 07/17/2022(a)	200,000	201,100

Virgin Islands (British)-0.45%
Zhaojin Mining International Finance Ltd., 5.50%, 03/01/2022(a)	200,000	200,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $37,386,224)		35,670,903

	Shares
Money Market Funds-15.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $6,867,046)	6,867,046	6,867,046

TOTAL INVESTMENTS IN SECURITIES-96.49% (Cost $44,253,270)		42,537,949
OTHER ASSETS LESS LIABILITIES-3.51%		1,546,653

NET ASSETS-100.00%		$44,084,602

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $29,185,694, which represented 66.20% of the Fund’s Net Assets.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$701,175	$11,069,550	$(4,903,679)	$-	$-	$6,867,046	$158

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	400	804,290	(804,690)	-	-	-	11	*

Invesco Private Prime Fund	-	1,877,347	(1,877,326)	-	(21)	-	141	*

Total	$701,575	$13,751,187	$(7,585,695)	$-	$(21)	$6,867,046	$310

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)–(continued) February 28, 2022 (Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	37.20

Sovereign Debt	19.65

Energy	11.28

Industrials	4.23

Materials	3.00

Sector Types Each Less Than 3%	5.55

Money Market Funds Plus Other Assets Less Liabilities	19.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE) February 28, 2022 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.12%
Brazil-9.28%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	$200,000	$200,978
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	200,000	204,999
Banco do Brasil S.A.
5.88%, 01/19/2023(a)	200,000	206,149
5.88%, 01/19/2023(a)	200,000	206,149
4.88%, 04/19/2023(a)	200,000	206,456
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	200,000	210,986
5.75%, 09/26/2023(a)	200,000	210,986
Brazilian Government International Bond, 2.63%, 01/05/2023	400,000	404,024
Embraer Overseas Ltd.
5.70%, 09/16/2023(a)	61,000	63,634
5.70%, 09/16/2023(a)	100,000	104,318
Gerdau Trade, Inc., 4.75%, 04/15/2023(a)	200,000	206,316
Itau Unibanco Holding S.A.
2.90%, 01/24/2023(a)	200,000	201,231
5.13%, 05/13/2023(a)	200,000	207,385
5.13%, 05/13/2023(a)	500,000	518,463

		3,152,074

Chile-2.56%
Banco de Credito e Inversiones S.A., 4.00%, 02/11/2023(a)	200,000	203,743
Inversiones CMPC S.A.
4.38%, 05/15/2023(a)	200,000	203,745
4.38%, 05/15/2023(a)	250,000	254,681
Transelec S.A., 4.63%, 07/26/2023(a)	200,000	206,230

		868,399

China-8.79%
China Government International Bond
3.25%, 10/19/2023(a)	290,000	297,795
0.40%, 10/21/2023(a)	250,000	245,412
China Great Wall International Holdings III Ltd., 4.38%, 05/25/2023(a)	200,000	204,051
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	203,704
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	202,551
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	203,536
3.40%, 04/16/2023(a)	200,000	203,536
Industrial & Commercial Bank of China Ltd.
1.00%, 07/20/2023(a)	200,000	197,924
1.00%, 09/09/2023(a)	200,000	197,653
Sinopec Group Overseas Development (2013) Ltd.
4.38%, 10/17/2023(a)	200,000	207,570
4.38%, 10/17/2023(a)	200,000	207,570
State Grid Overseas Investment (2013) Ltd., 3.13%, 05/22/2023(a)	200,000	203,455

	Principal Amount	Value
China-(continued)
State Grid Overseas Investment BVI Ltd.
3.75%, 05/02/2023(a)	$200,000	$204,769
3.75%, 05/02/2023(a)	200,000	204,769

		2,984,295

Colombia-1.78%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	200,000	204,380
Colombia Government International Bond, 2.63%, 03/15/2023	400,000	401,092

		605,472

Egypt-2.38%
Egypt Government International Bond
5.58%, 02/21/2023(a)	200,000	202,359
5.58%, 02/21/2023(a)(b)	300,000	303,539
4.55%, 11/20/2023(a)	300,000	300,817

		806,715

Hong Kong-0.58%
BOSCI BVI Ltd., 1.25%, 09/10/2023(a)	200,000	196,847

Hungary-2.46%
Hungary Government International Bond
5.38%, 02/21/2023	500,000	516,416
5.75%, 11/22/2023	300,000	317,471

		833,887

India-5.94%
Bharti Airtel International Netherlands B.V., 5.13%, 03/11/2023(a)	200,000	205,918
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	203,304
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	400,000	389,080
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	400,000	419,084
Shriram Transport Finance Co. Ltd.
5.10%, 07/16/2023(a)	200,000	201,607
5.10%, 07/16/2023(a)	200,000	201,607
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(a)	400,000	397,900

		2,018,500

Indonesia-9.35%
Indonesia Government International Bond
2.95%, 01/11/2023	500,000	505,518
3.38%, 04/15/2023(a)	400,000	407,800
3.38%, 04/15/2023(a)	400,000	407,800
5.38%, 10/17/2023(a)	200,000	211,568
5.38%, 10/17/2023(a)	200,000	211,568
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/2023(a)	500,000	509,737
3.75%, 03/01/2023(a)	200,000	203,895
PT Pertamina (Persero)
4.30%, 05/20/2023(a)	200,000	204,603
4.30%, 05/20/2023(a)	300,000	306,905
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	200,000	206,717

		3,176,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Ireland-0.61%
Avolon Holdings Funding Ltd., 5.13%, 10/01/2023(a)	$100,000	$103,630
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	102,126

		205,756

Mexico-3.66%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	207,713
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	200,000	206,457
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	209,770
Petroleos Mexicanos
3.50%, 01/30/2023	200,000	200,984
4.63%, 09/21/2023	100,000	102,322
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)	200,000	139,817
Unifin Financiera S.A.B. de C.V., SOFOM, E.N.R., 7.25%, 09/27/2023(a)(b)	250,000	174,771

		1,241,834

Peru-3.14%
Banco de Credito del Peru
4.25%, 04/01/2023(a)	200,000	204,239
4.25%, 04/01/2023(a)	100,000	102,119
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023(a)	200,000	201,683
3.38%, 01/18/2023(a)	100,000	100,842
Fondo MIVIVIENDA S.A., 3.50%, 01/31/2023(a)	200,000	201,993
Gas Natural de Lima y Callao S.A., 4.38%, 04/01/2023(a)	250,000	254,964

		1,065,840

Philippines-1.78%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	400,000	401,300
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	202,500

		603,800

Poland-1.25%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	420,000	424,688

Qatar-7.84%
AKCB Finance Ltd., 4.75%, 10/09/2023(a)	200,000	207,481
Ooredoo International Finance Ltd.
3.25%, 02/21/2023(a)	400,000	405,508
3.25%, 02/21/2023(a)	200,000	202,754
Qatar Government International Bond
3.88%, 04/23/2023(a)	1,200,000	1,233,044
3.88%, 04/23/2023(a)	200,000	205,507
SoQ Sukuk A QSC, 3.24%, 01/18/2023(a)	400,000	407,041

		2,661,335

Russia-5.27%
Gazprom Neft OAO Via GPN Capital S.A.
6.00%, 11/27/2023(a)	500,000	318,572
6.00%, 11/27/2023(a)	400,000	254,858
Lukoil International Finance B.V.
4.56%, 04/24/2023(a)	200,000	105,998
4.56%, 04/24/2023(a)	500,000	264,996

	Principal Amount	Value
Russia-(continued)
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	$200,000	$164,514
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023(a)	400,000	206,688
4.88%, 09/16/2023(a)	600,000	310,031
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)	650,000	162,500

		1,788,157

South Africa-1.71%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	200,000	199,750
Growthpoint Properties International Pty. Ltd., 5.87%, 05/02/2023(a)	375,000	380,839

		580,589

Supranational-6.41%
Asian Development Bank
1.63%, 01/24/2023	500,000	502,610
2.75%, 03/17/2023	400,000	406,616
0.25%, 07/14/2023	435,000	428,899
0.25%, 10/06/2023	400,000	393,042
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023	250,000	245,788
New Development Bank (The), 0.63%, 06/23/2023(a)	200,000	197,772

		2,174,727

Switzerland-0.60%
Syngenta Finance N.V., 4.44%, 04/24/2023(a) .	200,000	204,385

Thailand-1.21%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	209,645
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	201,938

		411,583

Turkey-10.36%
Arcelik A.S., 5.00%, 04/03/2023(a)	200,000	199,947
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	200,626
5.00%, 04/06/2023(a)	500,000	501,565
KOC Holding A.S.
5.25%, 03/15/2023(a)	200,000	200,547
5.25%, 03/15/2023(a)	200,000	200,547
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	198,790
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	200,000	195,688
Turkey Government International Bond
3.25%, 03/23/2023	400,000	394,476
7.25%, 12/23/2023	500,000	510,998
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	202,958
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 01/30/2023(a)	200,000	202,150
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	101,691
6.10%, 03/16/2023(a)	400,000	406,766

		3,516,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
United Arab Emirates-10.63%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	$600,000	$592,306
0.75%, 09/02/2023(a)	575,000	567,627
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/2023(a)	200,000	203,592
3.63%, 01/12/2023(a)	200,000	203,592
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	204,879
4.00%, 03/29/2023(a)	200,000	204,320
AHB Sukuk Co. Ltd., 4.38%, 09/19/2023(a)	200,000	206,114
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	200,000	203,782
DP World Crescent Ltd.
3.91%, 05/31/2023(a)	200,000	204,333
3.91%, 05/31/2023(a)	400,000	408,666
Fab Sukuk Co. Ltd., 3.63%, 03/05/2023(a)	200,000	203,665
MDGH GMTN (RSC) Ltd., 2.75%, 05/11/2023(a)	200,000	202,377
SIB Sukuk Co. III Ltd., 4.23%, 04/18/2023(a)	200,000	204,982

		3,610,235

United Kingdom-0.60%
Avon Products, Inc., 6.50%, 03/15/2023(b)	200,000	203,487

United States-0.93%
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 02/15/2028(a)	200,000	210,906
6.75%, 02/15/2028(a)	100,000	105,453

		316,359

Total U.S. Dollar Denominated Bonds & Notes (Cost $35,737,594)		33,651,824

	Shares	Value
Money Market Funds-0.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $287,935)	287,935	$287,935

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $36,025,529)		33,939,759

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.16%
Invesco Private Government Fund, 0.12%(c)(d)(e)	219,508	219,508
Invesco Private Prime Fund, 0.08%(c)(d)(e)	512,138	512,189

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $731,699)		731,697

TOTAL INVESTMENTS IN SECURITIES-102.13% (Cost $36,757,228)		34,671,456
OTHER ASSETS LESS LIABILITIES-(2.13)%		(721,743)

NET ASSETS-100.00%		$33,949,713

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $27,490,842, which represented 80.98% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$43,213	$1,184,044	$(939,322)	$-	$-	$287,935	$17

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	347,484	2,359,809	(2,487,785)	-	-	219,508	60	*

Invesco Private Prime Fund	810,795	4,870,386	(5,168,664)	(2)	(326)	512,189	585	*

Total	$1,201,492	$8,414,239	$(8,595,771)	$(2)	$(326)	$1,019,632	$662

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)–(continued) February 28, 2022 (Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Financials	34.78

Sovereign Debt	32.99

Energy	9.42

Utilities	4.95

Materials	4.38

Communication Services	3.49

Industrials	3.48

Sector Types Each Less Than 3%	5.63

Money Market Funds Plus Other Assets Less Liabilities	0.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE) February 28, 2022 (Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.23%
Brazil-10.14%
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	$150,000	$150,862
Banco do Brasil S.A., 4.75%, 03/20/2024(a)	200,000	206,857
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/2024(a)	200,000	210,200
Banco Votorantim S.A., 4.50%, 09/24/2024(a)	200,000	205,227
Brazilian Government International Bond, 8.88%, 04/15/2024	400,000	458,604
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	219,058
Cosan S.A., 5.50%, 09/20/2029(a)	200,000	199,612
CSN Inova Ventures
6.75%, 01/28/2028(a)(b)	200,000	207,220
6.75%, 01/28/2028(a)	200,000	207,220
Petrobras Global Finance B.V., 6.25%, 03/17/2024	290,000	307,374
Rio Oil Finance Trust
Series 2014-1, 9.25%, 07/06/2024(a)	89,035	94,191
Series 2014-1, 9.25%, 07/06/2024(a)	89,035	94,191

		2,560,616

Cayman Islands-1.32%
Global Aircraft Leasing Co. Ltd.
6.50%, 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(c)	200,000	190,335
6.50%, 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(c)	150,000	142,751

		333,086

Chile-1.64%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	400,000	414,520

China-7.25%
AAC Technologies Holdings, Inc., 3.00%, 11/27/2024(a)	200,000	195,427
Alibaba Group Holding Ltd., 3.60%, 11/28/2024 .	200,000	205,535
China Construction Bank Corp., 0.86%, 04/22/2024(a)	200,000	195,497
China Development Bank, 0.63%, 09/09/2024(a)	200,000	194,323
Export-Import Bank of China (The)
3.63%, 07/31/2024(a)	200,000	209,148
3.63%, 07/31/2024(a)	200,000	209,148
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	209,264
4.13%, 05/07/2024(a)	200,000	209,264
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	204,479

		1,832,085

Colombia-2.50%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	203,431
8.13%, 05/21/2024(b)	200,000	221,303
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	205,726

		630,460

	Principal Amount	Value
Egypt-3.98%
Egypt Government International Bond
6.20%, 03/01/2024(a)	$800,000	$805,656
5.75%, 05/29/2024(a)	200,000	198,926

		1,004,582

Hong Kong-0.85%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	216,154

Hungary-1.26%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	318,345

India-8.31%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	600,000	636,852
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	200,000	210,912
5.35%, 05/20/2024(a)	200,000	210,912
Export-Import Bank of India, 3.88%, 03/12/2024(a)	200,000	205,272
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	200,000	207,885
JSW Steel Ltd., 5.95%, 04/18/2024(a)	200,000	206,570
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	210,903
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	208,965

		2,098,271

Indonesia-9.92%
Indonesia Government International Bond
5.88%, 01/15/2024(a)	200,000	214,170
5.88%, 01/15/2024(a)	200,000	214,170
4.45%, 02/11/2024	200,000	209,814
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	208,385
3.90%, 08/20/2024(a)	200,000	208,385
4.35%, 09/10/2024(a)	400,000	420,132
4.35%, 09/10/2024(a)	200,000	210,066
PT Pelabuhan Indonesia III (Persero), 4.88%, 10/01/2024(a)	200,000	208,274
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	208,321
5.13%, 05/16/2024(a)	200,000	208,321
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	200,000	194,318

		2,504,356

Ireland-1.24%
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(a)	200,000	209,685
5.50%, 02/15/2024(a)	100,000	104,842

		314,527

Mexico-8.93%
Alfa S.A.B. de C.V., 5.25%, 03/25/2024(a)	200,000	206,226
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	150,000	153,783
4.13%, 06/06/2024(a)	150,000	153,783
Cemex S.A.B. de C.V.
5.45%, 11/19/2029(a)	200,000	198,820
5.45%, 11/19/2029(a)	200,000	198,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)–(continued) February 28, 2022 (Unaudited)

	Principal Amount	Value
Mexico-(continued)
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	$200,000	$206,966
4.88%, 01/15/2024(a)	400,000	413,932
Grupo Bimbo S.A.B. de C.V.
3.88%, 06/27/2024(a)(b)	200,000	206,871
3.88%, 06/27/2024(a)	200,000	206,871
Petroleos Mexicanos, 4.88%, 01/18/2024	300,000	308,317

		2,254,389

Philippines-4.33%
Philippine Government International Bond
4.20%, 01/21/2024(b)	300,000	309,780
7.50%, 09/25/2024	200,000	216,047
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	200,948
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	226,416
7.39%, 12/02/2024(a)	125,000	141,510

		1,094,701

Poland-1.64%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	413,634

Qatar-3.66%
Qatar Government International Bond, 3.38%, 03/14/2024(a)	500,000	514,409
QNB Finance Ltd., 3.50%, 03/28/2024(a)	400,000	408,960

		923,369

Singapore-0.78%
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	196,780

South Africa-3.22%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	201,524
4.76%, 11/11/2024(a)	200,000	201,524
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	200,000	205,637
Sasol Financing USA LLC, 5.88%, 03/27/2024	200,000	203,748

		812,433

Supranational-6.57%
Asian Development Bank
2.63%, 01/30/2024	550,000	562,348
0.38%, 06/11/2024	200,000	194,727
1.50%, 10/18/2024	500,000	498,744
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	200,000	202,536
Black Sea Trade & Development Bank, 3.50%, 06/25/2024(a)	200,000	202,000

		1,660,355

Turkey-10.20%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	201,625
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	193,500
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	200,000	193,866
4.88%, 06/19/2024(a)	200,000	193,866
Turkey Government International Bond 5.75%, 03/22/2024	200,000	197,750

	Principal Amount	Value
Turkey-(continued)
6.35%, 08/10/2024	$400,000	$398,450
5.60%, 11/14/2024	400,000	389,760
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	600,000	601,278
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	206,685

		2,576,780

United Arab Emirates-8.84%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(a)	200,000	200,756
2.13%, 09/30/2024(a)	400,000	401,512
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	206,885
DAE Funding LLC, 1.55%, 08/01/2024(a)	200,000	192,196
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	206,036
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	205,582
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	207,162
MDGH GMTN (RSC) Ltd.
3.00%, 04/19/2024(a)	200,000	203,412
2.50%, 11/07/2024(a)	200,000	201,375
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	207,458

		2,232,374

Vietnam-1.65%
Vietnam Government International Bond
4.80%, 11/19/2024(a)	200,000	208,521
4.80%, 11/19/2024(a)	200,000	208,521

		417,042

Total U.S. Dollar Denominated Bonds & Notes (Cost $24,915,940)		24,808,859

	Shares
Money Market Funds-0.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $133,271)	133,271	133,271

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.76% (Cost $25,049,211)		24,942,130

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.82%
Invesco Private Government Fund, 0.12%(d)(e)(f)	289,236	289,236
Invesco Private Prime Fund, 0.08%(d)(e)(f)	674,817	674,884

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $964,136)		964,120

TOTAL INVESTMENTS IN SECURITIES-102.58% (Cost $26,013,347)		25,906,250
OTHER ASSETS LESS LIABILITIES-(2.58)%		(651,101)

NET ASSETS-100.00%		$25,255,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)–(continued) February 28, 2022 (Unaudited)

Investment Abbreviations:

PIK-Pay-in-Kind

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $18,782,975, which represented 74.37% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$294,311	$775,949	$(936,989)	$-	$-	$133,271	$17

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	171,432	1,499,880	(1,382,076)	-	-	289,236	42	*

Invesco Private Prime Fund	400,008	2,941,496	(2,666,325)	(16)	(279)	674,884	366	*

Total	$865,751	$5,217,325	$(4,985,390)	$(16)	$(279)	$1,097,391	$425

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Sovereign Debt	32.29

Financials	28.48

Energy	8.12

Utilities	7.45

Materials	7.37

Communication Services	6.42

Sector Types Each Less Than 3%	8.10

Money Market Funds Plus Other Assets Less Liabilities	1.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Statements of Assets and Liabilities February 28, 2022 (Unaudited)

	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Assets:
Unaffiliated investments in securities, at value(a)	$2,159,985,356	$2,259,409,495	$2,036,189,635	$1,166,955,331
Affiliated investments in securities, at value	157,429,122	72,412,563	77,176,179	74,664,700
Cash	3,499,412	970	2,390	1,650
Deposits with brokers:
Cash segregated as collateral	-	-	726,292	154,590
Receivable for:
Dividends and interest	17,585,297	16,092,932	16,682,661	9,825,104
Securities lending	6	5,591	5,079	5,842
Investments sold	1,083,086	9,726,519	-	-
Fund shares sold	-	-	6,643,723	95,753

Total assets	2,339,582,279	2,357,648,070	2,137,425,959	1,251,702,970

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	32,023,789	-	6,719,772	95,754
Collateral upon return of securities loaned	-	67,311,867	67,423,484	67,038,775
Collateral upon receipt of securities in-kind	-	-	726,292	154,590
Fund shares repurchased	44,741,625	9,542,536	-	-
Accrued unitary management fees	178,700	177,227	151,840	89,630
Other payables	-	70,872	-	-

Total liabilities	76,944,114	77,102,502	75,021,388	67,378,749

Net Assets	$2,262,638,165	$2,280,545,568	$2,062,404,571	$1,184,324,221

Net assets consist of:
Shares of beneficial interest	$2,262,044,956	$2,285,843,693	$2,076,534,218	$1,203,947,978
Distributable earnings (loss)	593,209	(5,298,125)	(14,129,647)	(19,623,757)

Net Assets	$2,262,638,165	$2,280,545,568	$2,062,404,571	$1,184,324,221

Shares outstanding (unlimited amount authorized, $0.01 par value)	106,200,000	107,400,000	96,450,000	55,500,000
Net asset value	$21.31	$21.23	$21.38	$21.34

Market price	$21.31	$21.23	$21.39	$21.35

Unaffiliated investments in securities, at cost	$2,158,022,283	$2,266,319,441	$2,051,122,106	$1,186,673,886

Affiliated investments in securities, at cost	$157,429,122	$72,420,657	$77,181,543	$74,670,037

(a) Includes securities on loan with an aggregate value of:	$-	$65,363,899	$65,598,745	$65,315,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

$845,133,069	$401,930,735	$241,178,852	$142,627,759	$79,312,984	$19,179,220	$804,317,202
70,424,892	67,701,188	31,512,238	9,584,542	9,194,945	487,301	14,859,969
-	-	668	-	450	650	-

3,713,255	-	-	-	-	-	-

6,678,365	3,359,911	2,353,155	1,460,429	571,231	147,008	12,477,904
5,841	9,917	2,184	1,010	675	142	2,195
-	-	1,094,936	-	76,909	53,006	-
2,709,771	-	-	-	-	-	-

928,665,193	473,001,751	276,142,033	153,673,740	89,157,194	19,867,327	831,657,270

-	-	-	-	-	-	14,423

2,709,770	-	-	-	-	-	-
67,332,531	66,826,543	30,713,032	9,269,591	9,046,703	401,622	746,520
3,713,255	-	-	-	-	-	-
-	-	-	-	-	-	-
56,314	31,046	18,833	11,042	6,156	1,487	268,102
-	-	-	-	-	-	-

73,811,870	66,857,589	30,731,865	9,280,633	9,052,859	403,109	1,029,045

$854,853,323	$406,144,162	$245,410,168	$144,393,107	$80,104,335	$19,464,218	$830,628,225

$870,560,821	$414,387,418	$255,977,373	$152,004,355	$84,016,772	$20,593,635	$877,544,772
(15,707,498)	(8,243,256)	(10,567,205)	(7,611,248)	(3,912,437)	(1,129,417)	(46,916,547)

$854,853,323	$406,144,162	$245,410,168	$144,393,107	$80,104,335	$19,464,218	$830,628,225

41,700,000	19,500,000	11,250,001	7,200,001	4,350,001	1,050,001	36,100,000
$20.50	$20.83	$21.81	$20.05	$18.41	$18.54	$23.01

$20.53	$20.84	$21.81	$20.08	$18.44	$18.58	$23.01

$860,945,686	$410,444,171	$251,717,262	$150,302,397	$83,195,440	$20,305,524	$809,105,167

$70,431,309	$67,705,797	$31,513,990	$9,584,815	$9,195,455	$487,303	$14,860,073

$65,740,830	$65,336,534	$30,021,097	$9,058,975	$8,852,551	$394,661	$718,378

191

Statements of Assets and Liabilities–(continued) February 28, 2022 (Unaudited)

	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Assets:
Unaffiliated investments in securities, at value(a)	$740,486,846	$442,471,551	$343,113,935	$178,262,153
Affiliated investments in securities, at value	147,294,067	113,554,186	85,392,003	41,744,996
Cash	196,159	31,543	-	102,516
Deposits with brokers:
Cash segregated as collateral	-	310,834	-	-
Receivable for:
Dividends and interest	10,676,150	6,927,959	5,832,691	2,782,854
Securities lending	21,341	28,592	22,493	6,888
Investments sold	-	-	-	2,615,580
Fund shares sold	-	305,868	-	-
Other assets	-	-	-	-

Total assets	898,674,563	563,630,533	434,361,122	225,514,987

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	203,334	3,588,892	-	99,720
Collateral upon return of securities loaned	141,492,247	101,691,586	82,694,849	40,099,503
Collateral upon receipt of securities in-kind	-	310,834	-	-
Accrued unitary management fees	243,313	146,946	111,754	57,900

Total liabilities	141,938,894	105,738,258	82,806,603	40,257,123

Net Assets	$756,735,669	$457,892,275	$351,554,519	$185,257,864

Net assets consist of:
Shares of beneficial interest	$790,032,737	$475,115,823	$358,350,720	$192,583,031
Distributable earnings (loss)	(33,297,068)	(17,223,548)	(6,796,201)	(7,325,167)

Net Assets	$756,735,669	$457,892,275	$351,554,519	$185,257,864

Shares outstanding (unlimited amount authorized, $0.01 par value)	30,700,000	19,000,000	14,700,000	7,500,001
Net asset value	$24.65	$24.10	$23.92	$24.70

Market price	$24.67	$24.15	$23.95	$24.74

Unaffiliated investments in securities, at cost	$754,265,215	$452,554,572	$347,773,299	$183,552,044

Affiliated investments in securities, at cost	$147,303,110	$113,560,370	$85,399,227	$41,747,589

(a) Includes securities on loan with an aggregate value of:	$136,635,158	$97,686,877	$79,691,893	$38,693,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2022 Municipal Bond ETF (BSMM)	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

$48,002,144	$18,835,965	$9,065,525	$64,792,652	$42,370,281	$42,352,140	$47,329,883
14,913,233	3,218,467	376,148	-	-	-	-
-	-	-	54,338	129,482	3,871	49,543

-	-	-	-	-	-	-

719,490	253,138	129,473	875,559	513,263	493,156	532,619
1,752	762	163	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	-	236	-	63

63,636,619	22,308,332	9,571,309	65,722,549	43,013,262	42,849,167	47,912,108

39,178	-	-	-	-	-	-

-	-	-	-	-	-	-
14,914,212	3,107,931	294,614	-	-	-	-
-	-	-	-	-	-	-
15,715	5,593	2,783	9,040	5,945	5,926	6,344

14,969,105	3,113,524	297,397	9,040	5,945	5,926	6,344

$48,667,514	$19,194,808	$9,273,912	$65,713,509	$43,007,317	$42,843,241	$47,905,764

$50,585,371	$20,041,836	$9,804,747	$65,827,285	$43,270,726	$43,450,045	$48,859,598
(1,917,857)	(847,028)	(530,835)	(113,776)	(263,409)	(606,804)	(953,834)

$48,667,514	$19,194,808	$9,273,912	$65,713,509	$43,007,317	$42,843,241	$47,905,764

2,000,001	800,001	400,001	2,600,001	1,700,001	1,700,001	1,900,001
$24.33	$23.99	$23.18	$25.27	$25.30	$25.20	$25.21

$24.38	$24.06	$23.26	$25.34	$25.38	$25.27	$25.29

$49,885,004	$19,734,128	$9,577,826	$64,906,326	$42,634,299	$42,959,014	$48,284,262

$14,914,212	$3,218,612	$376,154	$-	$-	$-	$-

$14,373,094	$2,985,222	$282,604	$-	$-	$-	$-

193

Statements of Assets and Liabilities–(continued) February 28, 2022 (Unaudited)

	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Assets:
Unaffiliated investments in securities, at value(a)	$27,018,232	$19,689,941	$19,923,898	$17,311,162
Affiliated investments in securities, at value	-	-	-	-
Cash	130,171	29,839	2,562	40,966
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends and interest	293,831	185,094	202,336	177,617
Securities lending	-	-	-	-
Investments sold	-	-	-	-
Fund shares sold	-	-	-	-

Total assets	27,442,234	19,904,874	20,128,796	17,529,745

Liabilities:
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	-	-	-	-
Collateral upon receipt of securities in-kind	-	-	-	-
Accrued unitary management fees	3,800	2,757	2,790	2,427

Total liabilities	3,800	2,757	2,790	2,427

Net Assets	$27,438,434	$19,902,117	$20,126,006	$17,527,318

Net assets consist of:
Shares of beneficial interest	$27,994,585	$20,377,494	$20,630,175	$18,069,699
Distributable earnings (loss)	(556,151)	(475,377)	(504,169)	(542,381)

Net Assets	$27,438,434	$19,902,117	$20,126,006	$17,527,318

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,100,001	800,001	800,001	700,001
Net asset value	$24.94	$24.88	$25.16	$25.04

Market price	$25.01	$24.92	$25.22	$25.12

Unaffiliated investments in securities, at cost	$27,574,978	$20,164,761	$20,426,487	$17,853,540

Affiliated investments in securities, at cost	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$-	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$12,031,921	$9,363,110	$35,670,903	$33,651,824	$24,808,859
-	-	6,867,046	1,019,632	1,097,391
17,121	13,813	-	-	-

-	-	645,297	207,801	427,778

122,496	88,856	550,825	428,649	318,545
-	-	-	1,066	147
-	-	1,005,524	200,739	-
-	-	615,139	197,908	407,480

12,171,538	9,465,779	45,354,734	35,707,619	27,060,200

-	-	615,139	810,467	2,316
-	-	-	731,699	964,136
-	-	645,297	207,801	427,778
1,687	1,313	9,696	7,939	410,821

1,687	1,313	1,270,132	1,757,906	1,805,051

$12,169,851	$9,464,466	$44,084,602	$33,949,713	$25,255,149

$12,574,018	$9,881,637	$46,094,135	$36,167,070	$25,963,802
(404,167)	(417,171)	(2,009,533)	(2,217,357)	(708,653)

$12,169,851	$9,464,466	$44,084,602	$33,949,713	$25,255,149

500,001	400,001	1,800,001	1,400,001	1,000,001
$24.34	$23.66	$24.49	$24.25	$25.26

$24.42	$23.74	$24.68	$24.52	$25.33

$12,438,023	$9,783,778	$37,386,224	$35,737,594	$24,915,940

$-	$-	$6,867,046	$1,019,634	$1,097,407

$-	$-	$-	$674,979	$935,722

195

Statements of Operations For the six months ended February 28, 2022 (Unaudited)

	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Investment income:
Unaffiliated interest income	$17,802,370	$15,889,889	$15,227,309	$9,644,136
Affiliated dividend income	11,139	2,668	1,269	1,107
Securities lending income	27,376	32,561	32,914	36,288

Total investment income	17,840,885	15,925,118	15,261,492	9,681,531

Expenses:
Unitary management fees	1,183,787	1,105,742	867,987	552,473

Net expenses	1,183,787	1,105,742	867,987	552,473

Net investment income	16,657,098	14,819,376	14,393,505	9,129,058

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	767,031	2,582,502	1,301,351	599,927
Affiliated investment securities	(8,647)	(5,805)	(8,272)	(8,625)
In-kind redemptions	117,061	476,005	-	-

Net realized gain (loss)	875,445	3,052,702	1,293,079	591,302

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(22,365,021)	(45,042,899)	(61,997,325)	(47,951,537)
Affiliated investment securities	-	(8,094)	(5,365)	(5,337)

Change in net unrealized appreciation (depreciation)	(22,365,021)	(45,050,993)	(62,002,690)	(47,956,874)

Net realized and unrealized gain (loss)	(21,489,576)	(41,998,291)	(60,709,611)	(47,365,572)

Net increase (decrease) in net assets resulting from operations	$(4,832,478)	$(27,178,915)	$(46,316,106)	$(38,236,514)

(a)	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)(a)	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

$6,117,456	$3,929,617	$2,419,811	$1,315,946	$470,492	$124,464	$14,013,058
305	248	121	81	20	9	4,000
37,547	49,580	12,606	5,087	1,999	346	128,752

6,155,308	3,979,445	2,432,538	1,321,114	472,511	124,819	14,145,810

321,247	185,313	116,432	62,620	20,618	5,307	1,860,613

321,247	185,313	116,432	62,620	20,618	5,307	1,860,613

5,834,061	3,794,132	2,316,106	1,258,494	451,893	119,512	12,285,197

111,465	393,417	12,466	53,222	5,094	(4,402)	(317,686)
(7,584)	(8,384)	(3,710)	(1,290)	(681)	(19)	(14,796)
-	-	-	-	-	-	1,071,180

103,881	385,033	8,756	51,932	4,413	(4,421)	738,698

(32,861,911)	(21,318,620)	(14,319,491)	(8,464,833)	(3,743,108)	(1,126,304)	(12,181,307)
(6,418)	(4,609)	(1,752)	(273)	(510)	(2)	(104)

(32,868,329)	(21,323,229)	(14,321,243)	(8,465,106)	(3,743,618)	(1,126,306)	(12,181,411)

(32,764,448)	(20,938,196)	(14,312,487)	(8,413,174)	(3,739,205)	(1,130,727)	(11,442,713)

$(26,930,387)	$(17,144,064)	$(11,996,381)	$(7,154,680)	$(3,287,312)	$(1,011,215)	$842,484

197

Statements of Operations–(continued) For the six months ended February 28, 2022 (Unaudited)

	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Investment income:
Unaffiliated interest income	$13,004,243	$8,683,025	$7,162,923	$3,520,458
Affiliated dividend income	2,477	1,338	707	363
Securities lending income	129,796	163,817	107,710	32,756

Total investment income	13,136,516	8,848,180	7,271,340	3,553,577

Expenses:
Unitary management fees	1,485,546	866,768	652,713	307,623

Net expenses	1,485,546	866,768	652,713	307,623

Net investment income	11,650,970	7,981,412	6,618,627	3,245,954

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	826,656	(2,376,675)	403,999	(137,945)
Affiliated investment securities	(17,063)	(16,758)	(8,467)	(4,551)
In-kind redemptions	221,640	-	-	-

Net realized gain (loss)	1,031,233	(2,393,433)	395,532	(142,496)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(22,711,127)	(15,432,237)	(9,887,152)	(6,613,970)
Affiliated investment securities	(9,043)	(6,185)	(7,225)	(2,593)

Change in net unrealized appreciation (depreciation)	(22,720,170)	(15,438,422)	(9,894,377)	(6,616,563)

Net realized and unrealized gain (loss)	(21,688,937)	(17,831,855)	(9,498,845)	(6,759,059)

Net increase (decrease) in net assets resulting from operations	$(10,037,967)	$(9,850,443)	$(2,880,218)	$(3,513,105)

(a)	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)(a)	Invesco BulletShares 2022 Municipal Bond ETF (BSMM)	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

$1,026,679	$381,866	$129,972	$143,400	$114,686	$133,676	$180,045
51	15	10	-	-	-	-
14,119	4,126	462	-	-	-	-

1,040,849	386,007	130,444	143,400	114,686	133,676	180,045

96,479	34,033	11,579	52,060	33,997	34,997	38,075

96,479	34,033	11,579	52,060	33,997	34,997	38,075

944,370	351,974	118,865	91,340	80,689	98,679	141,970

(74,241)	27,830	(18,821)	-	280	117	(194)
(1,625)	(250)	(11)	-	-	-	-
56,390	25,008	-	-	-	-	-

(19,476)	52,588	(18,832)	-	280	117	(194)

(2,200,382)	(1,044,358)	(512,301)	(261,242)	(523,734)	(981,659)	(1,439,314)
(979)	(145)	(6)	-	-	-	-

(2,201,361)	(1,044,503)	(512,307)	(261,242)	(523,734)	(981,659)	(1,439,314)

(2,220,837)	(991,915)	(531,139)	(261,242)	(523,454)	(981,542)	(1,439,508)

$(1,276,467)	$(639,941)	$(412,274)	$(169,902)	$(442,765)	$(882,863)	$(1,297,538)

199

Statements of Operations–(continued) For the six months ended February 28, 2022 (Unaudited)

	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Investment income:
Unaffiliated interest income	$164,745	$109,446	$134,319	$120,582
Affiliated dividend income	-	-	-	-
Securities lending income	-	-	-	-

Total investment income	164,745	109,446	134,319	120,582

Expenses:
Unitary management fees	23,201	16,506	16,793	14,508

Net expenses	23,201	16,506	16,793	14,508

Net investment income	141,544	92,940	117,526	106,074

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(631)	-	-	-
Affiliated investment securities	-	-	-	-

Net realized gain (loss)	(631)	-	-	-

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,125,701)	(798,562)	(864,838)	(797,334)
Affiliated investment securities	-	-	-	-

Change in net unrealized appreciation (depreciation)	(1,125,701)	(798,562)	(864,838)	(797,334)

Net realized and unrealized gain (loss)	(1,126,332)	(798,562)	(864,838)	(797,334)

Net increase (decrease) in net assets resulting from operations	$(984,788)	$(705,622)	$(747,312)	$(691,260)

(a)	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)(a)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$83,256	$44,571	$446,665	$400,035	$363,603
-	-	158	17	17
-	-	737	7,929	583

83,256	44,571	447,560	407,981	364,203

8,652	4,846	60,592	48,437	34,019

8,652	4,846	60,592	48,437	34,019

74,604	39,725	386,968	359,544	330,184

-	-	(136,774)	(48,723)	15,247
-	-	(21)	(326)	(279)

-	-	(136,795)	(49,049)	14,968

(538,817)	(420,668)	(1,968,073)	(2,603,162)	(960,151)
-	-	-	(2)	(16)

(538,817)	(420,668)	(1,968,073)	(2,603,164)	(960,167)

(538,817)	(420,668)	(2,104,868)	(2,652,213)	(945,199)

$(464,213)	$(380,943)	$(1,717,900)	$(2,292,669)	$(615,015)

201

Statements of Changes in Net Assets For the six months ended February 28, 2022 and the year ended August 31, 2021 (Unaudited)

	Invesco BulletShares 2022 Corporate Bond ETF (BSCM)		Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$16,657,098	$38,953,720	$14,819,376	$29,895,942
Net realized gain	875,445	8,444,584	3,052,702	6,175,781
Change in net unrealized appreciation (depreciation)	(22,365,021)	(32,655,200)	(45,050,993)	(19,730,169)

Net increase (decrease) in net assets resulting from operations	(4,832,478)	14,743,104	(27,178,915)	16,341,554

Distributions to Shareholders from:
Distributable earnings	(23,052,212)	(46,268,999)	(21,048,021)	(30,085,257)

Shareholder Transactions:
Proceeds from shares sold	54,662,335	423,707,708	271,458,380	777,896,291
Value of shares repurchased	(156,857,111)	(39,024,348)	(47,916,221)	-

Net increase (decrease) in net assets resulting from share transactions	(102,194,776)	384,683,360	223,542,159	777,896,291

Net increase (decrease) in net assets	(130,079,466)	353,157,465	175,315,223	764,152,588

Net assets:
Beginning of period	2,392,717,631	2,039,560,166	2,105,230,345	1,341,077,757

End of period	$2,262,638,165	$2,392,717,631	$2,280,545,568	$2,105,230,345

Changes in Shares Outstanding:
Shares sold	2,550,000	19,500,000	12,600,000	35,700,000
Shares repurchased	(7,350,000)	(1,800,000)	(2,250,000)	-
Shares outstanding, beginning of period	111,000,000	93,300,000	97,050,000	61,350,000

Shares outstanding, end of period	106,200,000	111,000,000	107,400,000	97,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)		Invesco BulletShares 2025 Corporate Bond ETF (BSCP)		Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021

$14,393,505	$26,533,077	$9,129,058	$16,415,085	$5,834,061	$8,332,446	$3,794,132	$6,307,547
1,293,079	4,950,786	591,302	3,075,661	103,881	407,071	385,033	1,038,573
(62,002,690)	(11,912,019)	(47,956,874)	(9,762,540)	(32,868,329)	(3,582,823)	(21,323,229)	(1,788,979)

(46,316,106)	19,571,844	(38,236,514)	9,728,206	(26,930,387)	5,156,694	(17,144,064)	5,557,141

(17,190,610)	(26,664,545)	(11,246,143)	(16,430,389)	(5,847,435)	(8,346,892)	(3,876,523)	(6,317,457)

493,873,469	560,546,865	176,942,154	444,128,487	308,746,028	288,393,196	73,866,790	129,091,514
-	(6,667,299)	-	(13,395,279)	-	-	-	(6,649,169)

493,873,469	553,879,566	176,942,154	430,733,208	308,746,028	288,393,196	73,866,790	122,442,345

430,366,753	546,786,865	127,459,497	424,031,025	275,968,206	285,202,998	52,846,203	121,682,029

1,632,037,818	1,085,250,953	1,056,864,724	632,833,699	578,885,117	293,682,119	353,297,959	231,615,930

$2,062,404,571	$1,632,037,818	$1,184,324,221	$1,056,864,724	$854,853,323	$578,885,117	$406,144,162	$353,297,959

22,800,000	25,200,000	8,100,000	19,800,000	14,850,000	13,350,000	3,450,000	5,850,000
-	(300,000)	-	(600,000)	-	-	-	(300,000)
73,650,000	48,750,000	47,400,000	28,200,000	26,850,000	13,500,000	16,050,000	10,500,000

96,450,000	73,650,000	55,500,000	47,400,000	41,700,000	26,850,000	19,500,000	16,050,000

203

Statements of Changes in Net Assets–(continued) For the six months ended February 28, 2022 and the year ended August 31, 2021 (Unaudited)

	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$2,316,106	$4,417,880	$1,258,494	$1,573,095
Net realized gain (loss)	8,756	5,384,649	51,932	256,863
Change in net unrealized appreciation (depreciation)	(14,321,243)	(4,510,779)	(8,465,106)	(527,945)

Net increase (decrease) in net assets resulting from operations	(11,996,381)	5,291,750	(7,154,680)	1,302,013

Distributions to Shareholders from:
Distributable earnings	(2,381,828)	(4,423,119)	(1,272,086)	(1,573,383)

Shareholder Transactions:
Proceeds from shares sold	33,863,080	179,514,747	40,610,853	92,949,080
Value of shares repurchased	-	(83,476,574)	-	(6,283,657)

Net increase (decrease) in net assets resulting from share transactions	33,863,080	96,038,173	40,610,853	86,665,423

Net increase (decrease) in net assets	19,484,871	96,906,804	32,184,087	86,394,053

Net assets:
Beginning of period	225,925,297	129,018,493	112,209,020	25,814,967

End of period	$245,410,168	$225,925,297	$144,393,107	$112,209,020

Changes in Shares Outstanding:
Shares sold	1,500,000	7,800,000	1,950,000	4,350,000
Shares repurchased	-	(3,600,000)	-	(300,000)
Shares outstanding, beginning of period	9,750,001	5,550,001	5,250,001	1,200,001

Shares outstanding, end of period	11,250,001	9,750,001	7,200,001	5,250,001

(a)	For the period September 14, 2020 (commencement of investment operations) through August 31, 2021.
(b)	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)		Invesco BulletShares 2031 CorporateBond ETF (BSCV)	Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)		Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Six Months Ended	Period Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 28,	August 31,	February 28,	February 28,	August 31,	February 28,	August 31,
2022	2021(a)	2022(b)	2022	2021	2022	2021

$451,893	$321,944	$119,512	$12,285,197	$28,793,745	$11,650,970	$21,002,580
4,413	(32,289)	(4,421)	738,698	6,498,926	1,031,233	4,767,388
(3,743,618)	(139,348)	(1,126,306)	(12,181,411)	3,725,149	(22,720,170)	5,272,950

(3,287,312)	150,307	(1,011,215)	842,484	39,017,820	(10,037,967)	31,042,918

(478,359)	(321,891)	(118,202)	(12,174,283)	(28,853,162)	(11,573,253)	(20,999,182)

57,178,680	29,758,141	20,593,635	85,865,183	370,106,748	156,234,974	356,384,219
-	(2,895,231)	-	(155,193,109)	(146,596,765)	(55,656,397)	(78,566,520)

57,178,680	26,862,910	20,593,635	(69,327,926)	223,509,983	100,578,577	277,817,699

53,413,009	26,691,326	19,464,218	(80,659,725)	233,674,641	78,967,357	287,861,435

26,691,326	-	-	911,287,950	677,613,309	677,768,312	389,906,877

$80,104,335	$26,691,326	$19,464,218	$830,628,225	$911,287,950	$756,735,669	$677,768,312

3,000,000	1,500,001	1,050,001	3,700,000	15,900,000	6,200,000	14,100,000
-	(150,000)	-	(6,700,000)	(6,300,000)	(2,200,000)	(3,100,000)
1,350,001	-	-	39,100,000	29,500,000	26,700,000	15,700,000

4,350,001	1,350,001	1,050,001	36,100,000	39,100,000	30,700,000	26,700,000

205

Statements of Changes in Net Assets–(continued) For the six months ended February 28, 2022 and the year ended August 31, 2021 (Unaudited)

	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)		Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$7,981,412	$10,984,565	$6,618,627	$9,589,274
Net realized gain (loss)	(2,393,433)	2,008,658	395,532	1,607,424
Change in net unrealized appreciation (depreciation)	(15,438,422)	4,818,813	(9,894,377)	4,250,844

Net increase (decrease) in net assets resulting from operations	(9,850,443)	17,812,036	(2,880,218)	15,447,542

Distributions to Shareholders from:
Distributable earnings	(7,987,845)	(10,965,021)	(6,551,007)	(9,582,533)

Shareholder Transactions:
Proceeds from shares sold	111,876,021	216,734,030	68,090,589	168,529,604
Value of shares repurchased	-	(34,967,274)	-	(12,252,198)

Net increase in net assets resulting from share transactions	111,876,021	181,766,756	68,090,589	156,277,406

Net increase in net assets	94,037,733	188,613,771	58,659,364	162,142,415

Net assets:
Beginning of period	363,854,542	175,240,771	292,895,155	130,752,740

End of period	$457,892,275	$363,854,542	$351,554,519	$292,895,155

Changes in Shares Outstanding:
Shares sold	4,500,000	8,700,000	2,800,000	6,900,000
Shares repurchased	-	(1,400,000)	-	(500,000)
Shares outstanding, beginning of period	14,500,000	7,200,000	11,900,000	5,500,000

Shares outstanding, end of period	19,000,000	14,500,000	14,700,000	11,900,000

(a)	For the period September 14, 2020 (commencement of investment operations) through August 31, 2021.
(b)	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)		Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Period Ended
February 28,	August 31,	February 28,	August 31,	February 28,	August 31,	February 28,
2022	2021	2022	2021	2022	2021(a)	2022(b)

$3,245,954	$3,376,063	$944,370	$1,110,809	$351,974	$409,309	$118,865
(142,496)	1,588,562	(19,476)	842,316	52,588	69,625	(18,832)
(6,616,563)	424,868	(2,201,361)	(299,086)	(1,044,503)	146,195	(512,307)

(3,513,105)	5,389,493	(1,276,467)	1,654,039	(639,941)	625,129	(412,274)

(3,219,202)	(3,368,135)	(1,124,908)	(1,108,627)	(432,303)	(401,200)	(118,561)

76,222,368	79,461,306	12,630,412	43,271,940	7,442,045	15,123,178	12,254,111
-	(40,495,105)	(5,070,023)	(20,234,276)	(2,522,100)	-	(2,449,364)

76,222,368	38,966,201	7,560,389	23,037,664	4,919,945	15,123,178	9,804,747

69,490,061	40,987,559	5,159,014	23,583,076	3,847,701	15,347,107	9,273,912

115,767,803	74,780,244	43,508,500	19,925,424	15,347,107	-	-

$185,257,864	$115,767,803	$48,667,514	$43,508,500	$19,194,808	$15,347,107	$9,273,912

3,000,000	3,100,000	500,000	1,700,000	300,000	600,001	500,001
-	(1,600,000)	(200,000)	(800,000)	(100,000)	-	(100,000)
4,500,001	3,000,001	1,700,001	800,001	600,001	-	-

7,500,001	4,500,001	2,000,001	1,700,001	800,001	600,001	400,001

207

Statements of Changes in Net Assets–(continued) For the six months ended February 28, 2022 and the year ended August 31, 2021 (Unaudited)

	Invesco BulletShares 2022 Municipal Bond ETF (BSMM)		Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$91,340	$182,621	$80,689	$144,921
Net realized gain (loss)	-	1,488	280	-
Change in net unrealized appreciation (depreciation)	(261,242)	16,790	(523,734)	81,231

Net increase (decrease) in net assets resulting from operations	(169,902)	200,899	(442,765)	226,152

Distributions to Shareholders from:
Distributable earnings	(92,812)	(182,980)	(80,365)	(145,216)

Shareholder Transactions:
Proceeds from shares sold	12,666,483	25,352,296	7,651,230	20,443,722
Transaction fees	31,666	63,381	19,128	51,109

Net increase in net assets resulting from share transactions	12,698,149	25,415,677	7,670,358	20,494,831

Net increase in net assets	12,435,435	25,433,596	7,147,228	20,575,767

Net assets:
Beginning of period	53,278,074	27,844,478	35,860,089	15,284,322

End of period	$65,713,509	$53,278,074	$43,007,317	$35,860,089

Changes in Shares Outstanding:
Shares sold	500,000	1,000,000	300,000	800,000
Shares outstanding, beginning of period	2,100,001	1,100,001	1,400,001	600,001

Shares outstanding, end of period	2,600,001	2,100,001	1,700,001	1,400,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)		Invesco BulletShares 2025 Municipal Bond ETF (BSMP)		Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 28,	August 31,	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
2022	2021	2022	2021	2022	2021	2022	2021

$98,679	$168,040	$141,970	$212,132	$141,544	$246,028	$92,940	$177,229
117	-	(194)	-	(631)	-	-	-
(981,659)	159,288	(1,439,314)	203,443	(1,125,701)	393,082	(798,562)	358,743

(882,863)	327,328	(1,297,538)	415,575	(984,788)	639,110	(705,622)	535,972

(98,897)	(167,869)	(141,231)	(213,149)	(140,318)	(246,078)	(93,682)	(177,044)

7,699,574	23,126,510	10,286,800	28,476,221	5,159,437	10,232,808	2,555,519	2,569,911
19,249	57,816	25,717	71,191	12,899	25,582	6,389	6,425

7,718,823	23,184,326	10,312,517	28,547,412	5,172,336	10,258,390	2,561,908	2,576,336

6,737,063	23,343,785	8,873,748	28,749,838	4,047,230	10,651,422	1,762,604	2,935,264

36,106,178	12,762,393	39,032,016	10,282,178	23,391,204	12,739,782	18,139,513	15,204,249

$42,843,241	$36,106,178	$47,905,764	$39,032,016	$27,438,434	$23,391,204	$19,902,117	$18,139,513

300,000	900,000	400,000	1,100,000	200,000	400,000	100,000	100,000
1,400,001	500,001	1,500,001	400,001	900,001	500,001	700,001	600,001

1,700,001	1,400,001	1,900,001	1,500,001	1,100,001	900,001	800,001	700,001

209

Statements of Changes in Net Assets–(continued) For the six months ended February 28, 2022 and the year ended August 31, 2021 (Unaudited)

	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)		Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$117,526	$145,595	$106,074	$131,231
Net realized gain (loss)	-	22,293	-	-
Change in net unrealized appreciation (depreciation)	(864,838)	221,968	(797,334)	121,793

Net increase (decrease) in net assets resulting from operations	(747,312)	389,856	(691,260)	253,024

Distributions to Shareholders from:
Distributable earnings	(141,484)	(145,891)	(106,681)	(130,877)

Shareholder Transactions:
Proceeds from shares sold	2,589,009	13,002,285	2,607,726	10,429,342
Transaction fees	6,473	32,506	6,519	26,073

Net increase in net assets resulting from share transactions	2,595,482	13,034,791	2,614,245	10,455,415

Net increase in net assets	1,706,686	13,278,756	1,816,304	10,577,562

Net assets:
Beginning of period	18,419,320	5,140,564	15,711,014	5,133,452

End of period	$20,126,006	$18,419,320	$17,527,318	$15,711,014

Changes in Shares Outstanding:
Shares sold	100,000	500,000	100,000	400,000
Shares outstanding, beginning of period	700,001	200,001	600,001	200,001

Shares outstanding, end of period	800,001	700,001	700,001	600,001

(a)	For the period September 14, 2020 (commencement of investment operations) through August 31, 2021.
(b)	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)		Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)		Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
Six Months Ended	Period Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 28,	August 31,	February 28,	February 28,	August 31,	February 28,	August 31,
2022	2021(a)	2022(b)	2022	2021	2022	2021

$74,604	$85,147	$39,725	$386,968	$578,148	$359,544	$546,845
-	-	-	(136,795)	(98,742)	(49,049)	26,338
(538,817)	132,715	(420,668)	(1,968,073)	(129,853)	(2,603,164)	(14,530)

(464,213)	217,862	(380,943)	(1,717,900)	349,553	(2,292,669)	558,653

(73,725)	(84,091)	(36,228)	(397,726)	(579,190)	(365,489)	(544,840)

5,010,992	7,550,499	9,869,463	7,662,744	28,433,558	5,182,977	20,985,133
12,527	-	12,174	-	-	-	-

5,023,519	7,550,499	9,881,637	7,662,744	28,433,558	5,182,977	20,985,133

4,485,581	7,684,270	9,464,466	5,547,118	28,203,921	2,524,819	20,998,946

7,684,270	-	-	38,537,484	10,333,563	31,424,894	10,425,948

$12,169,851	$7,684,270	$9,464,466	$44,084,602	$38,537,484	$33,949,713	$31,424,894

200,000	300,001	400,001	300,000	1,100,000	200,000	800,000
300,001	-	-	1,500,001	400,001	1,200,001	400,001

500,001	300,001	400,001	1,800,001	1,500,001	1,400,001	1,200,001

211

Statements of Changes in Net Assets–(continued) For the six months ended February 28, 2022 and the year ended August 31, 2021 (Unaudited)

	Invesco BulletShares
	2024 USD Emerging
	Markets Debt ETF
	(BSDE)
	Six Months Ended	Year Ended
	February 28,	August 31,
	2022	2021
Operations:
Net investment income	$330,184	$575,304
Net realized gain (loss)	14,968	(74,727)
Change in net unrealized appreciation (depreciation)	(960,167)	243,021

Net increase (decrease) in net assets resulting from operations	(615,015)	743,598

Distributions to Shareholders from:
Distributable earnings	(329,328)	(576,659)

Shareholder Transactions:
Proceeds from shares sold	2,555,968	7,884,663

Net increase in net assets resulting from share transactions	2,555,968	7,884,663

Net increase in net assets	1,611,625	8,051,602

Net assets:
Beginning of period	23,643,524	15,591,922

End of period	$25,255,149	$23,643,524

Changes in Shares Outstanding:
Shares sold	100,000	300,000
Shares outstanding, beginning of period	900,001	600,001

Shares outstanding, end of period	1,000,001	900,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Financial Highlights

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

	Six Months Ended February 28, 2022		Years Ended August 31,			Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2021	2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.56		$21.86	$21.47	$20.69	$20.69		$21.33	$21.08

Net investment income(a)	0.15		0.37	0.54	0.61	0.15		0.54	0.55
Net realized and unrealized gain (loss) on investments	(0.19)		(0.22)	0.41	0.79	0.01		(0.64)	0.25

Total from investment operations	(0.04)		0.15	0.95	1.40	0.16		(0.10)	0.80

Distributions to shareholders from:
Net investment income	(0.16)		(0.38)	(0.55)	(0.62)	(0.16)		(0.53)	(0.54)
Net realized gains	(0.05)		(0.07)	(0.01)	-	-		(0.01)	(0.01)

Total distributions	(0.21)		(0.45)	(0.56)	(0.62)	(0.16)		(0.54)	(0.55)

Net asset value at end of period	$21.31		$21.56	$21.86	$21.47	$20.69		$20.69	$21.33

Market price at end of period	$21.31	(b)	$21.57 (b)	$21.85 (b)	$21.53 (b)	$20.74	(b)	$20.74 (b)	$21.37

Net Asset Value Total Return(c)	(0.20)%		0.69%	4.51%	6.89%	0.78%		(0.50)%	3.82%
Market Price Total Return(c)	(0.25)%		0.78%	4.18%	6.93%	0.77%		(0.45)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,262,638		$2,392,718	$2,039,560	$1,368,988	$825,429		$760,420	$518,404
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10	%(d)	0.22%	0.24%
Expenses, prior to Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10	%(d)	0.22%
Net investment income	1.41	%(d)	1.73%	2.49%	2.91%	2.80	%(d)	2.58%	2.63%
Portfolio turnover rate(e)	4%		16%	19%	4%	0	%(f)	8%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Financial Highlights–(continued)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

	Six Months Ended February 28, 2022		Years Ended August 31,						Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2021		2020		2019		2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.69		$21.86		$21.30		$20.27		$20.27		$20.97	$20.82

Net investment income(a)	0.14		0.38		0.56		0.64		0.15		0.58	0.61
Net realized and unrealized gain (loss) on investments	(0.40)		(0.16)		0.57		1.03		0.02		(0.68)	0.19

Total from investment operations	(0.26)		0.22		1.13		1.67		0.17		(0.10)	0.80

Distributions to shareholders from:
Net investment income	(0.14)		(0.39)		(0.57)		(0.64)		(0.17)		(0.56)	(0.60)
Net realized gains	(0.06)		(0.00	)(b)	(0.00	)(c)	(0.00	)(c)	-		(0.04)	(0.05)

Total distributions	(0.20)		(0.39)		(0.57)		(0.64)		(0.17)		(0.60)	(0.65)

Net asset value at end of period	$21.23		$21.69		$21.86		$21.30		$20.27		$20.27	$20.97

Market price at end of period	$21.23	(d)	$21.71	(d)	$21.88	(d)	$21.35	(d)	$20.31	(d)	$20.30 (d)	$21.03

Net Asset Value Total Return(b)	(1.20)%		1.01%		5.43%		8.44%		0.84%		(0.50)%	3.92%
Market Price Total Return(b)	(1.29)%		1.02%		5.28%		8.47%		0.88%		(0.65)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,280,546		$2,105,230		$1,341,078		$824,159		$383,069		$349,603	$188,736
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%		0.10%		0.10%		0.10	%(e)	0.21%	0.24%
Expenses, prior to Waivers	0.10	%(e)	0.10%		0.10%		0.10%		0.10	%(e)	0.22%	0.24%
Net investment income	1.34	%(e)	1.75%		2.63%		3.11%		3.00	%(e)	2.80%	2.92%
Portfolio turnover rate(f)	12%		12%		9%		6%		0	%(g)	7%	15%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Financial Highlights–(continued)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

	Six Months Ended February 28, 2022		Years Ended August 31,			Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2021	2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.16		$22.26	$21.44	$20.15	$20.13		$20.88	$20.74

Net investment income(a)	0.18		0.44	0.58	0.68	0.17		0.64	0.64
Net realized and unrealized gain (loss) on investments	(0.74)		(0.09)	0.83	1.30	0.03		(0.76)	0.15

Total from investment operations	(0.56)		0.35	1.41	1.98	0.20		(0.12)	0.79

Distributions to shareholders from:
Net investment income	(0.18)		(0.45)	(0.59)	(0.69)	(0.18)		(0.63)	(0.62)
Net realized gains	(0.04)		-	-	-	-		-	(0.03)

Total distributions	(0.22)		(0.45)	(0.59)	(0.69)	(0.18)		(0.63)	(0.65)

Net asset value at end of period	$21.38		$22.16	$22.26	$21.44	$20.15		$20.13	$20.88

Market price at end of period	$21.39	(b)	$22.18 (b)	$22.28 (b)	$21.50 (b)	$20.20	(b)	$20.18 (b)	$20.92

Net Asset Value Total Return(c)	(2.57)%		1.59%	6.72%	10.08%	1.01%		(0.62)%	3.88%
Market Price Total Return(c)	(2.61)%		1.59%	6.51%	10.11%	1.01%		(0.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,062,405		$1,632,038	$1,085,251	$575,698	$311,363		$292,963	$162,864
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10	%(d)	0.21%	0.24%
Expenses, prior to Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10	%(d)	0.22%	0.24%
Net investment income	1.66	%(d)	2.00%	2.70%	3.29%	3.29	%(d)	3.10%	3.12%
Portfolio turnover rate(e)	7%		7%	6%	5%	2%		5%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Financial Highlights–(continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Six Months Ended February 28, 2022		Years Ended August 31,			Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2021	2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.30		$22.44	$21.41	$19.89	$19.84		$20.67	$20.65

Net investment income(a)	0.18		0.41	0.60	0.70	0.17		0.64	0.62
Net realized and unrealized gain (loss) on investments	(0.92)		(0.13)	1.05	1.51	0.07		(0.85)	0.05

Total from investment operations	(0.74)		0.28	1.65	2.21	0.24		(0.21)	0.67

Distributions to shareholders from:
Net investment income	(0.18)		(0.42)	(0.62)	(0.69)	(0.19)		(0.62)	(0.59)
Net realized gains	(0.04)		-	-	-	-		-	(0.06)

Total distributions	(0.22)		(0.42)	(0.62)	(0.69)	(0.19)		(0.62)	(0.65)

Net asset value at end of period	$21.34		$22.30	$22.44	$21.41	$19.89		$19.84	$20.67

Market price at end of period	$21.35	(b)	$22.31 (b)	$22.45 (b)	$21.44 (b)	$19.96	(b)	$19.85 (b)	$20.71

Net Asset Value Total Return(c)	(3.34)%		1.25%	7.86%	11.39%	1.19%		(1.04)%	3.29%
Market Price Total Return(c)	(3.34)%		1.25%	7.75%	11.14%	1.50%		(1.19)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,184,324		$1,056,865	$632,834	$311,561	$116,344		$104,181	$68,198
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10	%(d)	0.22%	0.24%
Expenses, prior to Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10	%(d)	0.22%
Net investment income	1.65	%(d)	1.85%	2.77%	3.42%	3.38	%(d)	3.14%	3.04%
Portfolio turnover rate(e)	6%		8%	9%	3%	1%		14%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Financial Highlights–(continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Six Months Ended February 28, 2022		Years Ended August 31,				Three Months Ended August 31,		Year Ended May 31,		For the Period September 14, 2016(a) Through May 31,
	(Unaudited)		2021	2020	2019		2018		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.56		$21.75	$20.57	$18.84		$18.82		$19.66		$19.88

Net investment income(b)	0.19		0.43	0.57	0.66		0.16		0.61		0.41
Net realized and unrealized gain (loss) on investments	(1.06)		(0.18)	1.20	1.71		0.04		(0.89)		(0.32)

Total from investment operations	(0.87)		0.25	1.77	2.37		0.20		(0.28)		0.09

Distributions to shareholders from:
Net investment income	(0.19)		(0.44)	(0.58)	(0.66)		(0.18)		(0.59)		(0.31)
Net realized gains	(0.00	)(c)	-	(0.02)	(0.00	)(c)	-		(0.00	)(c)	-

Total distributions	(0.19)		(0.44)	(0.60)	(0.66)		(0.18)		(0.59)		(0.31)

Transaction fees(b)	-		-	0.01	0.02		-		0.03		-

Net asset value at end of period	$20.50		$21.56	$21.75	$20.57		$18.84		$18.82		$19.66

Market price at end of period	$20.53	(d)	$21.58 (d)	$21.78 (d)	$20.62	(d)	$18.88	(d)	$18.81	(d)	$19.69

Net Asset Value Total Return(e)	(4.06)%		1.16%	8.85%	13.05%		1.07%		(1.28)%		0.49%
Market Price Total Return(e)	(4.01)%		1.11%	8.73%	13.07%		1.34%		(1.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$854,853		$578,885	$293,682	$132,679		$53,693		$53,638		$26,538
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(f)	0.10%	0.10%	0.10%		0.10	%(f)	0.21%		0.24	%(f)
Expenses, prior to Waivers	0.10	%(f)	0.10%	0.10%	0.10%		0.10	%(f)	0.22%
Net investment income	1.82	%(f)	2.01%	2.76%	3.42%		3.41	%(f)	3.16%		3.00	%(f)
Portfolio turnover rate(g)	2%		2%	7%	4%		0%		0	%(h)	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Financial Highlights–(continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Six Months Ended February 28, 2022		Years Ended August 31,				Three Months Ended August 31,		For the Period September 27, 2017(a) Through May 31,
	(Unaudited)		2021	2020	2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.01		$22.06	$20.99	$19.13		$19.10		$19.99

Net investment income(b)	0.22		0.47	0.60	0.71		0.17		0.44
Net realized and unrealized gain (loss) on investments	(1.17)		(0.05)	1.08	1.84		0.04		(1.03)

Total from investment operations	(0.95)		0.42	1.68	2.55		0.21		(0.59)

Distributions to shareholders from:
Net investment income	(0.22)		(0.47)	(0.61)	(0.72)		(0.19)		(0.34)
Net realized gains	(0.01)		-	(0.01)	-		-		-

Total distributions	(0.23)		(0.47)	(0.62)	(0.72)		(0.19)		(0.34)

Transaction fees(b)	-		-	0.01	0.03		0.01		0.04

Net asset value at end of period	$20.83		$22.01	$22.06	$20.99		$19.13		$19.10

Market price at end of period(c)	$20.84		$22.04	$22.07	$21.05		$19.16		$19.09

Net Asset Value Total Return(d)	(4.38)%		1.94%	8.25%	13.87%		1.16%		(2.77)%
Market Price Total Return(d)	(4.46)%		2.04%	7.98%	14.01%		1.37%		(2.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$406,144		$353,298	$231,616	$72,410		$25,822		$22,924
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.10%	0.11	%(f)	0.10	%(e)	0.19	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.10%	0.11	%(f)	0.10	%(e)	0.20	%(e)
Net investment income	2.05	%(e)	2.15%	2.83%	3.64	%(f)	3.60	%(e)	3.35	%(e)
Portfolio turnover rate(g)	4%		2%	7%	3%		0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Financial Highlights–(continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

									For the Period August 7, 2018(a) Through August 31, 2018
	Six Months Ended February 28, 2022 (Unaudited)
			Years Ended August 31,
			2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.17		$23.25		$22.11		$20.06		$20.00

Net investment income(b)	0.22		0.52		0.64		0.77		0.05
Net realized and unrealized gain (loss) on investments	(1.35)		(0.09	)(c)	1.12		1.97		0.01

Total from investment operations	(1.13)		0.43		1.76		2.74		0.06

Distributions to shareholders from:
Net investment income	(0.22)		(0.51)		(0.65)		(0.76)		-
Net realized gains	(0.01)		-		(0.00	)(d)	-		-

Total distributions	(0.23)		(0.51)		(0.65)		(0.76)		-

Transaction fees(b)	-		-		0.03		0.07		-

Net asset value at end of period	$21.81		$23.17		$23.25		$22.11		$20.06

Market price at end of period(e)	$21.81		$23.18		$23.25		$22.17		$20.09

Net Asset Value Total Return(f)	(4.91)%		1.90%		8.33%		14.38%		0.30	%(g)
Market Price Total Return(f)	(4.95)%		1.95%		8.03%		14.51%		0.45	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$245,410		$225,925		$129,018		$36,483		$6,018
Ratio to average net assets of:
Expenses	0.10	%(h)	0.10%		0.10%		0.12	%(i)	0.10	%(h)
Net investment income	1.99	%(h)	2.24%		2.89%		3.74	%(i)	3.91	%(h)
Portfolio turnover rate(j)	4%		2%		3%		1%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.30%. The market price total return from Fund Inception to August 31, 2018 was 0.30%.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Financial Highlights–(continued)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

					For the Period
	Six Months Ended				September 10, 2019(a)
	February 28,				Through
	2022		Year Ended August 31,		August 31,
	(Unaudited)		2021		2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.37		$21.51		$20.00

Net investment income(b)	0.21		0.42		0.51
Net realized and unrealized gain (loss) on investments	(1.33)		(0.14)		1.47

Total from investment operations	(1.12)		0.28		1.98

Distributions to shareholders from:
Net investment income	(0.20)		(0.42)		(0.51)
Net realized gains	(0.00	)(c)	-		-

Total distributions	(0.20)		(0.42)		(0.51)

Transaction fees(b)	-		-		0.04

Net asset value at end of period	$20.05		$21.37		$21.51

Market price at end of period(d)	$20.08		$21.39		$21.51

Net Asset Value Total Return(e)	(5.23)%		1.31%		10.29	%(f)
Market Price Total Return(e)	(5.18)%		1.41%		10.28	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$144,393		$112,209		$25,815
Ratio to average net assets of:
Expenses	0.10	%(g)	0.10%		0.10	%(g)
Net investment income	2.01	%(g)	1.98%		2.55	%(g)
Portfolio turnover rate(h)	4%		0	%(i)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than 0.005%.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 10.96%. The market price total return from Fund Inception to August 31, 2020 was 10.45%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Financial Highlights–(continued)

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

			For the Period
	Six Months Ended		September 14, 2020(a)
	February 28,		Through
	2022		August 31,
	(Unaudited)		2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.77		$20.00

Net investment income(b)	0.20		0.36
Net realized and unrealized gain (loss) on investments	(1.37)		(0.27)

Total from investment operations	(1.17)		0.09

Distributions to shareholders from:
Net investment income	(0.19)		(0.32)

Net asset value at end of period	$18.41		$19.77

Market price at end of period(c)	$18.44		$19.79

Net Asset Value Total Return(d)	(5.89)%		0.45	%(e)
Market Price Total Return(d)	(5.88)%		0.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$80,104		$26,691
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10	%(f)
Net investment income	2.19	%(f)	1.89	%(f)
Portfolio turnover rate(g)	0%		3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Financial Highlights–(continued)

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

	For the Period
	September 13, 2021(a)
	Through
	February 28,
	2022
	(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$20.00

Net investment income(b)	0.20
Net realized and unrealized gain (loss) on investments	(1.48)

Total from investment operations	(1.28)

Distributions to shareholders from:
Net investment income	(0.18)

Net asset value at end of period	$18.54

Market price at end of period(c)	$18.58

Net Asset Value Total Return(d)	(6.43	)%(e)
Market Price Total Return(d)	(6.40	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,464
Ratio to average net assets of:
Expenses	0.10	%(f)
Net investment income	2.25	%(f)
Portfolio turnover rate(g)	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to February 28, 2022 was (6.52)%. The market price total return from Fund Inception to February 28, 2022 was (6.36)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Financial Highlights–(continued)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

	Six Months Ended February 28, 2022		Years Ended August 31,				Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2021		2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$23.31		$22.97		$24.37	$24.56	$24.54		$25.46	$23.97

Net investment income(a)	0.32		0.84		1.07	1.32	0.33		1.36	1.36
Net realized and unrealized gain (loss) on investments	(0.30)		0.35		(1.40)	(0.17)	0.06		(0.91)	1.39

Total from investment operations	0.02		1.19		(0.33)	1.15	0.39		0.45	2.75

Distributions to shareholders from:
Net investment income	(0.32)		(0.85)		(1.07)	(1.34)	(0.37)		(1.37)	(1.26)

Net asset value at end of period	$23.01		$23.31		$22.97	$24.37	$24.56		$24.54	$25.46

Market price at end of period	$23.01	(b)	$23.29	(b)	$22.97 (b)	$24.43 (b)	$24.61	(b)	$24.49 (b)	$25.52

Net Asset Value Total Return(c)	0.11%		5.28%		(1.28)%	4.90%	1.59%		1.79%	11.74%
Market Price Total Return(c)	0.16%		5.19%		(1.50)%	4.94%	2.00%		1.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$830,628		$911,288		$677,613	$511,741	$243,192		$208,598	$129,836
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.42	%(e)	0.41%	0.42%	0.42	%(d)	0.43%	0.44%
Expenses, prior to Waivers	0.42	%(d)	0.42	%(e)	0.42%	0.42%
Net investment income	2.77	%(d)	3.63%		4.59%	5.45%	5.34	%(d)	5.47%	5.50%
Portfolio turnover rate(f)	23%		42%		63%	27%	17%		29%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Financial Highlights–(continued)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

	Six Months Ended February 28, 2022		Years Ended August 31,				Three Months Ended August 31,		Years Ended May 31,
	(Unaudited)		2021		2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$25.38		$24.83		$25.92	$26.14	$25.98		$26.95	$25.58

Net investment income(a)	0.41		1.00		1.26	1.45	0.35		1.43	1.43
Net realized and unrealized gain (loss) on investments	(0.73)		0.57		(1.09)	(0.22)	0.20		(0.93)	1.27

Total from investment operations	(0.32)		1.57		0.17	1.23	0.55		0.50	2.70

Distributions to shareholders from:
Net investment income	(0.41)		(1.02)		(1.27)	(1.47)	(0.39)		(1.43)	(1.33)
Net realized gains	-		-		-	(0.02)	-		(0.04)	-

Total distributions	(0.41)		(1.02)		(1.27)	(1.49)	(0.39)		(1.47)	(1.33)

Transaction fees(a)	-		-		0.01	0.04	-		-	-

Net asset value at end of period	$24.65		$25.38		$24.83	$25.92	$26.14		$25.98	$26.95

Market price at end of period	$24.67	(b)	$25.38	(b)	$24.81 (b)	$25.98 (b)	$26.22	(b)	$25.93 (b)	$27.03

Net Asset Value Total Return(c)	(1.29)%		6.43%		0.84%	5.06%	2.14%		1.90%	10.80%
Market Price Total Return(c)	(1.21)%		6.51%		0.54%	4.97%	2.65%		1.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$756,736		$677,768		$389,907	$243,691	$112,421		$101,314	$37,725
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.42	%(e)	0.41%	0.42%	0.42	%(d)	0.43%	0.44%
Expenses, prior to Waivers	0.42	%(d)	0.42	%(e)	0.42%
Net investment income	3.29	%(d)	3.97%		5.10%	5.64%	5.39	%(d)	5.45%	5.45%
Portfolio turnover rate(f)	32%		39%		47%	19%	6%		18%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Financial Highlights–(continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

	Six Months Ended February 28, 2022		Years Ended August 31,				Three Months Ended August 31,		Year Ended May 31,	For the Period September 14, 2016(a) Through May 31,
	(Unaudited)		2021	2020	2019		2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period .	$25.09		$24.34	$25.20	$24.85		$24.67		$25.67	$24.98

Net investment income(b)	0.47		1.06	1.17	1.34		0.33		1.30	0.91

Net realized and unrealized gain (loss) on investments	(0.99)		0.75	(0.87)	0.39		0.21		(1.02)	0.48

Total from investment operations	(0.52)		1.81	0.30	1.73		0.54		0.28	1.39

Distributions to shareholders from:

Net investment income	(0.47)		(1.06)	(1.18)	(1.37)		(0.36)		(1.27)	(0.70)

Net realized gains	-		-	-	(0.05)		-		(0.05)	-

Total distributions	(0.47)		(1.06)	(1.18)	(1.42)		(0.36)		(1.32)	(0.70)

Transaction fees(b)	-		-	0.02	0.04		-		0.04	-

Net asset value at end of period	$24.10		$25.09	$24.34	$25.20		$24.85		$24.67	$25.67

Market price at end of period	$24.15	(c)	$25.10 (c)	$24.34 (c)	$25.22	(c)	$24.92	(c)	$24.71 (c)	$25.65

Net Asset Value Total Return(d)	(2.09)%		7.60%	1.45%	7.44%		2.22%		1.21%	5.67%
Market Price Total Return(d)	(1.93)%		7.64%	1.38%	7.22%		2.34%		1.44%
Ratios/Supplemental Data:

Net assets at end of period (000’s omitted)	$457,892		$363,855	$175,241	$98,261		$47,210		$41,936	$23,103

Ratio to average net assets of:
Expenses, after Waivers	0.42	%(e)	0.42%	0.42%	0.42	%(f)	0.42	%(e)	0.44%	0.42	%(e)
Expenses, prior to Waivers	0.42	%(e)	0.42%	0.42%	0.43	%(f)
Net investment income	3.87	%(e)	4.26%	4.84%	5.43	%(f)	5.30	%(e)	5.14%	5.10	%(e)

Portfolio turnover rate(g)	31%		52%	34%	22%		8%		24%	7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Financial Highlights–(continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Six Months Ended February 28,						Three Months Ended		For the Period September 27, 2017(a) Through
	2022		Years Ended August 31,				August 31,		May 31,
	(Unaudited)		2021	2020	2019		2018		2018

Per Share Operating Performance:
Net asset value at beginning of period	$24.61		$23.77	$24.48	$24.28		$23.96		$25.01

Net investment income(b)	0.51		1.10	1.27	1.43		0.38		0.90
Net realized and unrealized gain (loss) on investments	(0.69)		0.85	(0.71)	0.15		0.31		(1.29)

Total from investment operations	(0.18)		1.95	0.56	1.58		0.69		(0.39)

Distributions to shareholders from:
Net investment income	(0.51)		(1.11)	(1.29)	(1.43)		(0.38)		(0.73)

Transaction fees(b)	-		-	0.02	0.05		0.01		0.07

Net asset value at end of period	$23.92		$24.61	$23.77	$24.48		$24.28		$23.96

Market price at end of period(c)	$23.95		$24.63	$23.74	$24.53		$24.31		$24.03

Net Asset Value Total Return(d)	(0.77)%		8.37%	2.58%	7.06%		2.94%		(1.31)%
Market Price Total Return(d)	(0.72)%		8.60%	2.26%	7.15%		2.76%		(1.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$351,555		$292,895	$130,753	$75,879		$21,856		$14,374
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(e)	0.42%	0.42%	0.42	%(f)	0.42	%(e)	0.42	%(e)
Expenses, prior to Waivers	0.42	%(e)	0.42%	0.42%	0.43	%(f)
Net investment income	4.26	%(e)	4.52%	5.42%	5.98	%(f)	6.33	%(e)	5.50	%(e)
Portfolio turnover rate(g)	21%		57%	26%	14%		9%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Financial Highlights—(continued)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Six Months Ended February 28,						For the Period August 7, 2018(a) Through
	2022		Years Ended August 31,				August 31,
	(Unaudited)		2021	2020	2019		2018

Per Share Operating Performance:
Net asset value at beginning of period	$25.73		$24.93	$25.70	$25.14		$25.00

Net investment income(b)	0.56		1.12	1.24	1.45		0.09
Net realized and unrealized gain (loss) on investments	(1.04)		0.80	(0.74)	0.51		0.05

Total from investment operations	(0.48)		1.92	0.50	1.96		0.14

Distributions to shareholders from:
Net investment income	(0.55)		(1.12)	(1.28)	(1.51)		-

Net realized gains	-		-	(0.02)	-		-

Total distributions	(0.55)		(1.12)	(1.30)	(1.51)		-

Transaction fees(b)	-		-	0.03	0.11		-

Net asset value at end of period	$24.70		$25.73	$24.93	$25.70		$25.14

Market price at end of period(c)	$24.74		$25.74	$24.88	$25.75		$25.15

Net Asset Value Total Return(d)	(1.92)%		7.86%	2.31%	8.62%		0.56	%(e)
Market Price Total Return(d)	(1.80)%		8.12%	1.91%	8.80%		0.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$185,258		$115,768	$74,780	$25,702		$5,029
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.42%	0.44	%(g)	0.42	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.42%	0.45	%(g)
Net investment income	4.43	%(f)	4.41%	5.07%	5.79	%(g)	5.54	%(f)
Portfolio turnover rate(h)	23%		37%	35%	48%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.48%. The market price total return from Fund Inception to August 31, 2018 was 0.56%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Financial Highlights–(continued)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

	Six Months Ended February 28, 2022		Year Ended August 31,	For the Period September 10, 2019(a) Through August 31,
	(Unaudited)		2021	2020

Per Share Operating Performance:
Net asset value at beginning of period	$25.59		$24.91	$25.00

Net investment income(b)	0.51		1.08	1.15
Net realized and unrealized gain (loss) on investments	(1.14)		0.70	(0.27)

Total from investment operations	(0.63)		1.78	0.88

Distributions to shareholders from:
Net investment income	(0.52)		(1.10)	(1.06)
Net realized gains	(0.11)		-	-

Total distributions	(0.63)		(1.10)	(1.06)

Transaction fees(b)	-		-	0.09

Net asset value at end of period	$24.33		$25.59	$24.91

Market price at end of period(c)	$24.38		$25.61	$24.84

Net Asset Value Total Return(d)	(2.52)%		7.29%	4.12	%(e)
Market Price Total Return(d)	(2.40)%		7.68%	3.84	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$48,668		$43,509	$19,925
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.41	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.42	%(f)
Net investment income	4.11	%(f)	4.25%	4.90	%(f)
Portfolio turnover rate(g)	12%		33%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.32%. The market price total return from Fund Inception to August 31, 2020 was 3.84%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Financial Highlights–(continued)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period September 14, 2020(a) Through August 31, 2021

Per Share Operating Performance:
Net asset value at beginning of period	$25.58		$25.00

Net investment income(b)	0.54		1.03
Net realized and unrealized gain (loss) on investments	(1.49)		0.51

Total from investment operations	(0.95)		1.54

Distributions to shareholders from:
Net investment income	(0.54)		(0.96)
Net realized gains	(0.10)		-

Total distributions	(0.64)		(0.96)

Net asset value at end of period	$23.99		$25.58

Market price at end of period(c)	$24.06		$25.61

Net Asset Value Total Return(d)	(3.77)%		6.25	%(e)
Market Price Total Return(d)	(3.60)%		6.37	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,195		$15,347
Ratio to average net assets of:
Expenses	0.42	%(f)	0.43	%(f)
Net investment income	4.34	%(f)	4.21	%(f)
Portfolio turnover rate(g)	15%		33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Financial Highlights–(continued)

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

	For the Period September 13, 2021(a) Through February 28, 2022 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.48
Net realized and unrealized gain (loss) on investments	(1.83)

Total from investment operations	(1.35)

Distributions to shareholders from:
Net investment income	(0.47)

Net asset value at end of period	$23.18

Market price at end of period(c)	$23.26

Net Asset Value Total Return(d)	(5.46	)%(e)
Market Price Total Return(d)	(5.14	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,274
Ratio to average net assets of:
Expenses	0.42	%(f)
Net investment income	4.31	%(f)
Portfolio turnover rate(g)	9%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to February 28, 2022 was (5.54)%. The market price total return from Fund Inception to February 28, 2022 was (5.48)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Financial Highlights–(continued)

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.37		$25.31	$25.00

Net investment income(b)	0.04		0.10	0.24
Net realized and unrealized gain (loss) on investments	(0.11)		0.03	0.24

Total from investment operations	(0.07)		0.13	0.48

Distributions to shareholders from:
Net investment income	(0.04)		(0.11)	(0.26)
Net realized gains	(0.00	)(c)	-	-

Total distributions	(0.04)		(0.11)	(0.26)

Transaction fees(b)	0.01		0.04	0.09

Net asset value at end of period	$25.27		$25.37	$25.31

Market price at end of period(d)	$25.34		$25.44	$25.40

Net Asset Value Total Return(e)	(0.23)%		0.66%	2.30	%(f)
Market Price Total Return(e)	(0.23)%		0.58%	2.65	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$65,714		$53,278	$27,844
Ratio to average net assets of:
Expenses	0.18	%(g)	0.18%	0.18	%(g)
Net investment income	0.32	%(g)	0.41%	1.02	%(g)
Portfolio turnover rate(h)	9%		1%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 2.38%. The market price total return from Fund Inception to August 31, 2020 was 2.65%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Financial Highlights–(continued)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.61		$25.47	$25.00

Net investment income(b)	0.05		0.14	0.26
Net realized and unrealized gain (loss) on investments	(0.32)		0.09	0.47

Total from investment operations	(0.27)		0.23	0.73

Distributions to shareholders from:
Net investment income	(0.05)		(0.14)	(0.26)

Transaction fees(b)	0.01		0.05	-

Net asset value at end of period	$25.30		$25.61	$25.47

Market price at end of period(c)	$25.38		$25.69	$25.53

Net Asset Value Total Return(d)	(1.00)%		1.12%	2.94	%(e)
Market Price Total Return(d)	(1.00)%		1.19%	3.18	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,007		$35,860	$15,284
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	0.43	%(f)	0.55%	1.08	%(f)
Portfolio turnover rate(g)	2%		0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.03%. The market price total return from Fund Inception to August 31, 2020 was 3.14%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Financial Highlights–(continued)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.79		$25.52	$25.00

Net investment income(b)	0.06		0.17	0.30
Net realized and unrealized gain (loss) on investments	(0.60)		0.22	0.52

Total from investment operations	(0.54)		0.39	0.82

Distributions to shareholders from:
Net investment income	(0.06)		(0.18)	(0.30)

Transaction fees(b)	0.01		0.06	-

Net asset value at end of period	$25.20		$25.79	$25.52

Market price at end of period(c)	$25.27		$25.87	$25.62

Net Asset Value Total Return(d)	(2.04)%		1.77%	3.30	%(e)
Market Price Total Return(d)	(2.07)%		1.69%	3.71	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,843		$36,106	$12,762
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	0.51	%(f)	0.67%	1.26	%(f)
Portfolio turnover rate(g)	0	%(h)	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.30%. The market price total return from Fund Inception to August 31, 2020 was 3.71%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Financial Highlights–(continued)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$26.02		$25.71	$25.00

Net investment income(b)	0.09		0.22	0.33
Net realized and unrealized gain (loss) on investments	(0.83)		0.25	0.71

Total from investment operations	(0.74)		0.47	1.04

Distributions to shareholders from:
Net investment income	(0.09)		(0.23)	(0.33)

Transaction fees(b)	0.02		0.07	-

Net asset value at end of period	$25.21		$26.02	$25.71

Market price at end of period(c)	$25.29		$26.08	$25.78

Net Asset Value Total Return(d)	(2.79)%		2.12%	4.19	%(e)
Market Price Total Return(d)	(2.70)%		2.08%	4.48	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,906		$39,032	$10,282
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	0.67	%(f)	0.84%	1.39	%(f)
Portfolio turnover rate(g)	0	%(h)	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.19%. The market price total return from Fund Inception to August 31, 2020 was 4.44%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Financial Highlights–(continued)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.99		$25.48	$25.00

Net investment income(b)	0.14		0.31	0.40
Net realized and unrealized gain (loss) on investments	(1.06)		0.49	0.48

Total from investment operations	(0.92)		0.80	0.88

Distributions to shareholders from:
Net investment income	(0.14)		(0.32)	(0.40)

Transaction fees(b)	0.01		0.03	-

Net asset value at end of period	$24.94		$25.99	$25.48

Market price at end of period(c)	$25.01		$26.07	$25.54

Net Asset Value Total Return(d)	(3.52)%		3.27%	3.58	%(e)
Market Price Total Return(d)	(3.54)%		3.34%	3.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$27,438		$23,391	$12,740
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.10	%(f)	1.22%	1.70	%(f)
Portfolio turnover rate(g)	0	%(h)	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.58%. The market price total return from Fund Inception to August 31, 2020 was 4.20%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Financial Highlights–(continued)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.91		$25.34	$25.00

Net investment income(b)	0.13		0.26	0.37
Net realized and unrealized gain (loss) on investments	(1.04)		0.57	0.26

Total from investment operations	(0.91)		0.83	0.63

Distributions to shareholders from:
Net investment income	(0.13)		(0.27)	(0.36)
Return of capital	-		-	(0.04)

Total distributions	(0.13)		(0.27)	(0.40)

Transaction fees(b)	0.01		0.01	0.11

Net asset value at end of period	$24.88		$25.91	$25.34

Market price at end of period(c)	$24.92		$25.95	$25.42

Net Asset Value Total Return(d)	(3.50)%		3.32%	3.02	%(e)
Market Price Total Return(d)	(3.49)%		3.15%	3.34	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,902		$18,140	$15,204
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.01	%(f)	1.03%	1.58	%(f)
Portfolio turnover rate(g)	0%		0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.02%. The market price total return from Fund Inception to August 31, 2020 was 3.46%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Financial Highlights–(continued)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$26.31		$25.70	$25.00

Net investment income(b)	0.16		0.38	0.43
Net realized and unrealized gain (loss) on investments	(1.13)		0.55	0.69

Total from investment operations	(0.97)		0.93	1.12

Distributions to shareholders from:
Net investment income	(0.16)		(0.40)	(0.42)
Net realized gains	(0.03)		-	-

Total distributions	(0.19)		(0.40)	(0.42)

Transaction fees(b)	0.01		0.08	-

Net asset value at end of period	$25.16		$26.31	$25.70

Market price at end of period(c)	$25.22		$26.36	$25.76

Net Asset Value Total Return(d)	(3.65)%		3.95%	4.56	%(e)
Market Price Total Return(d)	(3.61)%		3.91%	4.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,126		$18,419	$5,141
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.26	%(f)	1.45%	1.80	%(f)
Portfolio turnover rate(g)	0%		4%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.48%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Financial Highlights–(continued)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021	For the Period September 23, 2019(a) Through August 31, 2020
Per Share Operating Performance:
Net asset value at beginning of period	$26.18		$25.67	$25.00

Net investment income(b)	0.17		0.36	0.44
Net realized and unrealized gain (loss) on investments	(1.15)		0.47	0.67

Total from investment operations	(0.98)		0.83	1.11

Distributions to shareholders from:
Net investment income	(0.17)		(0.39)	(0.44)

Transaction fees(b)	0.01		0.07	-

Net asset value at end of period	$25.04		$26.18	$25.67

Market price at end of period(c)	$25.12		$26.24	$25.70

Net Asset Value Total Return(d)	(3.73)%		3.52%	4.52	%(e)
Market Price Total Return(d)	(3.64)%		3.63%	4.64	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,527		$15,711	$5,133
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	1.32	%(f)	1.40%	1.88	%(f)
Portfolio turnover rate(g)	0%		0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.60%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Financial Highlights–(continued)

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period September 14, 2020(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$25.61		$25.00

Net investment income(b)	0.19		0.37
Net realized and unrealized gain (loss) on investments	(1.30)		0.59

Total from investment operations	(1.11)		0.96

Distributions to shareholders from:
Net investment income	(0.19)		(0.35)

Transaction fees(b)	0.03		-

Net asset value at end of period	$24.34		$25.61

Market price at end of period(c)	$24.42		$25.69

Net Asset Value Total Return(d)	(4.23)%		3.87	%(e)
Market Price Total Return(d)	(4.21)%		4.19	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,170		$7,684
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	1.55	%(f)	1.52	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Financial Highlights–(continued)

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

	For the Period September 13, 2021(a) Through February 28, 2022 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.17
Net realized and unrealized gain (loss) on investments	(1.41)

Total from investment operations	(1.24)

Distributions to shareholders from:
Net investment income	(0.15)

Transaction fees(b)	0.05

Net asset value at end of period	$23.66

Market price at end of period(c)	$23.74

Net Asset Value Total Return(d)	(4.78	)%(e)
Market Price Total Return(d)	(4.45	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,464
Ratio to average net assets of:
Expenses	0.18	%(f)
Net investment income	1.48	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to February 28, 2022 was (4.55)%. The market price total return from Fund Inception to February 28, 2022 was (4.53)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

Financial Highlights–(continued)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

	Six Months Ended February 28, 2022		Years Ended August 31,		For the Period October 2, 2018(a) Through August 31,
	(Unaudited)		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$25.69		$25.83	$25.91	$25.00

Net investment income(b)	0.23		0.63	1.04	0.95
Net realized and unrealized gain (loss) on investments	(1.19)		(0.03)	(0.03)	0.92

Total from investment operations	(0.96)		0.60	1.01	1.87

Distributions to shareholders from:
Net investment income	(0.24)		(0.74)	(1.04)	(0.96)
Net realized gains	-		-	(0.05)	-

Total distributions	(0.24)		(0.74)	(1.09)	(0.96)

Net asset value at end of period	$24.49		$25.69	$25.83	$25.91

Market price at end of period(c)	$24.68		$25.71	$25.90	$25.95

Net Asset Value Total Return(d)	(3.77)%		2.35%	4.01%	7.63	%(e)
Market Price Total Return(d)	(3.10)%		2.14%	4.14%	7.79	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,085		$38,537	$10,334	$10,365
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.32	%(g)
Net investment income	1.85	%(f)	2.44%	4.03%	4.11	%(g)
Portfolio turnover rate(h)	5%		27%	7%	15%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 8.41%. The market price total return from Fund Inception to August 31, 2019 was 8.45%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

241

Financial Highlights–(continued)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

	Six Months Ended February 28, 2022		Years Ended August 31,		For the Period October 2, 2018(a) Through August 31,
	(Unaudited)		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.19		$26.06	$26.17	$25.00

Net investment income(b)	0.28		0.68	1.03	0.98
Net realized and unrealized gain (loss) on investments	(1.94)		0.23	(0.01)	1.17

Total from investment operations	(1.66)		0.91	1.02	2.15

Distributions to shareholders from:
Net investment income	(0.28)		(0.78)	(1.03)	(0.98)
Net realized gains	-		-	(0.10)	-

Total distributions	(0.28)		(0.78)	(1.13)	(0.98)

Net asset value at end of period	$24.25		$26.19	$26.06	$26.17

Market price at end of period(c)	$24.52		$26.23	$26.13	$26.19

Net Asset Value Total Return(d)	(6.41)%		3.55%	4.05%	8.79	%(e)
Market Price Total Return(d)	(5.51)%		3.42%	4.25%	8.87	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,950		$31,425	$10,426	$10,466
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.32	%(g)
Net investment income	2.15	%(f)	2.60%	3.97%	4.24	%(g)
Portfolio turnover rate(h)	4%		19%	11%	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 9.68%. The market price total return from Fund Inception to August 31, 2019 was 9.57%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Financial Highlights–(continued)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

	Six Months Ended February 28, 2022		Years Ended August 31,		For the Period October 2, 2018(a) Through August 31,
	(Unaudited)		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.27		$25.99	$26.44	$25.00

Net investment income(b)	0.36		0.81	1.01	1.05
Net realized and unrealized gain (loss) on investments	(1.01)		0.29	(0.41)	1.46

Total from investment operations	(0.65)		1.10	0.60	2.51

Distributions to shareholders from:
Net investment income	(0.36)		(0.82)	(1.02)	(1.07)
Net realized gains	-		-	(0.10)	-

Total distributions	(0.36)		(0.82)	(1.12)	(1.07)

Transaction fees(b)	-		-	0.07	-

Net asset value at end of period	$25.26		$26.27	$25.99	$26.44

Market price at end of period(c)	$25.33		$26.28	$26.05	$26.53

Net Asset Value Total Return(d)	(2.49)%		4.31%	2.65%	10.29	%(e)
Market Price Total Return(d)	(2.26)%		4.11%	2.57%	10.66	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,255		$23,644	$15,592	$10,575
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.32	%(g)
Net investment income	2.81	%(f)	3.11%	3.91%	4.52	%(g)
Portfolio turnover rate(h)	2%		22%	39%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 11.26%. The market price total return from Fund Inception to August 31, 2019 was 11.46%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

243

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)	“BulletShares 2022 Corporate Bond ETF”

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	“BulletShares 2023 Corporate Bond ETF”

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	“BulletShares 2024 Corporate Bond ETF”

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	“BulletShares 2025 Corporate Bond ETF”

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	“BulletShares 2026 Corporate Bond ETF”

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	“BulletShares 2027 Corporate Bond ETF”

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	“BulletShares 2028 Corporate Bond ETF”

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	“BulletShares 2029 Corporate Bond ETF”

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	“BulletShares 2030 Corporate Bond ETF”

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	“BulletShares 2031 Corporate Bond ETF”

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)	“BulletShares 2022 High Yield Corporate Bond ETF”

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	“BulletShares 2023 High Yield Corporate Bond ETF”

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	“BulletShares 2024 High Yield Corporate Bond ETF”

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	“BulletShares 2025 High Yield Corporate Bond ETF”

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	“BulletShares 2026 High Yield Corporate Bond ETF”

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	“BulletShares 2027 High Yield Corporate Bond ETF”

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	“BulletShares 2028 High Yield Corporate Bond ETF”

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	“BulletShares 2029 High Yield Corporate Bond ETF”

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)	“BulletShares 2022 Municipal Bond ETF”

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	“BulletShares 2023 Municipal Bond ETF”

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	“BulletShares 2024 Municipal Bond ETF”

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	“BulletShares 2025 Municipal Bond ETF”

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	“BulletShares 2026 Municipal Bond ETF”

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	“BulletShares 2027 Municipal Bond ETF”

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	“BulletShares 2028 Municipal Bond ETF”

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	“BulletShares 2029 Municipal Bond ETF”

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	“BulletShares 2030 Municipal Bond ETF”

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	“BulletShares 2031 Municipal Bond ETF”

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)	“BulletShares 2022 USD Emerging Markets Debt ETF”

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	“BulletShares 2023 USD Emerging Markets Debt ETF”

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)	“BulletShares 2024 USD Emerging Markets Debt ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund (except for BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF are

244

issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BulletShares 2022 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2022 Index

BulletShares 2023 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2023 Index

BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index

BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index

BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index

BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index

BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index

BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index

BulletShares 2030 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2030 Index

BulletShares 2031 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2031 Index

BulletShares 2022 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index

BulletShares 2023 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index

BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index

BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index

BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index

BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index

BulletShares 2028 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2028 Index

BulletShares 2029 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2029 Index

BulletShares 2022 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2022 Index

BulletShares 2023 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2023 Index

BulletShares 2024 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2024 Index

BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index

BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index

BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index

BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index

BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index

BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index

BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index

BulletShares 2022 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2022 Index

BulletShares 2023 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2023 Index

BulletShares 2024 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided

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by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are

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recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, there were no affiliated transactions with Invesco.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

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and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at, near or below zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and

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computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Emerging Markets Sovereign Debt Risk. For certain Funds, government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Funds may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal

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market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund (except BulletShares 2022 Corporate Bond ETF, BulletShares 2023 Corporate Bond ETF, BulletShares 2024 Corporate Bond ETF, BulletShares 2025 Corporate Bond ETF, BulletShares 2026 Corporate Bond ETF, BulletShares 2027 Corporate Bond ETF, BulletShares 2028 Corporate Bond ETF, BulletShares 2022 High Yield Corporate Bond ETF, BulletShares 2023 High Yield Corporate Bond ETF, BulletShares 2024 High Yield Corporate Bond ETF, BulletShares 2025 High Yield Corporate Bond ETF and BulletShares 2026 High Yield Corporate Bond ETF) is non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Treasury Obligations Risk. Certain Funds will invest in obligations issued or guaranteed by the U.S. Treasury.

U.S. Treasury securities are backed by the “full faith and credit” of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

251

election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

BulletShares 2022 Corporate Bond ETF	0.10%

BulletShares 2023 Corporate Bond ETF	0.10%

BulletShares 2024 Corporate Bond ETF	0.10%

BulletShares 2025 Corporate Bond ETF	0.10%

BulletShares 2026 Corporate Bond ETF	0.10%

BulletShares 2027 Corporate Bond ETF	0.10%

BulletShares 2028 Corporate Bond ETF	0.10%

BulletShares 2029 Corporate Bond ETF	0.10%

BulletShares 2030 Corporate Bond ETF	0.10%

BulletShares 2031 Corporate Bond ETF	0.10%

BulletShares 2022 High Yield Corporate Bond ETF	0.42%

BulletShares 2023 High Yield Corporate Bond ETF	0.42%

BulletShares 2024 High Yield Corporate Bond ETF	0.42%

BulletShares 2025 High Yield Corporate Bond ETF	0.42%

BulletShares 2026 High Yield Corporate Bond ETF	0.42%

BulletShares 2027 High Yield Corporate Bond ETF	0.42%

BulletShares 2028 High Yield Corporate Bond ETF	0.42%

BulletShares 2029 High Yield Corporate Bond ETF	0.42%

BulletShares 2022 Municipal Bond ETF	0.18%

BulletShares 2023 Municipal Bond ETF	0.18%

BulletShares 2024 Municipal Bond ETF	0.18%

BulletShares 2025 Municipal Bond ETF	0.18%

BulletShares 2026 Municipal Bond ETF	0.18%

BulletShares 2027 Municipal Bond ETF	0.18%

BulletShares 2028 Municipal Bond ETF	0.18%

BulletShares 2029 Municipal Bond ETF	0.18%

BulletShares 2030 Municipal Bond ETF	0.18%

BulletShares 2031 Municipal Bond ETF	0.18%

BulletShares 2022 USD Emerging Markets Debt ETF	0.29%

BulletShares 2023 USD Emerging Markets Debt ETF	0.29%

BulletShares 2024 USD Emerging Markets Debt ETF	0.29%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“Nasdaq” is a trademark of The Nasdaq OMX Group, Inc. and has been licensed for use in the name of each Underlying Index by the Licensor. “BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

252

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended February 28, 2022, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

BulletShares 2022 Corporate Bond ETF	$16,113,763	$89,672,219	$(650,814)

BulletShares 2023 Corporate Bond ETF	40,550,643	17,472,133	(193,493)

BulletShares 2024 Corporate Bond ETF	80,305,137	925,011	(42,731)

BulletShares 2025 Corporate Bond ETF	11,878,308	-	-

BulletShares 2026 Corporate Bond ETF	17,436,887	-	-

BulletShares 2028 Corporate Bond ETF	280,946	-	-

BulletShares 2029 Corporate Bond ETF	962,548	-	-

BulletShares 2022 High Yield Corporate Bond ETF	40,034,858	19,466,116	(28,006)

BulletShares 2023 High Yield Corporate Bond ETF	10,972,062	36,978,653	190,753

BulletShares 2024 High Yield Corporate Bond ETF	779,671	8,481,189	34,153

BulletShares 2025 High Yield Corporate Bond ETF	4,164,902	31,226,792	259,518

BulletShares 2026 High Yield Corporate Bond ETF	3,043,261	13,794,155	137,458

BulletShares 2027 High Yield Corporate Bond ETF	2,877,381	3,898,123	22,272

BulletShares 2028 High Yield Corporate Bond ETF	1,586,698	1,906,721	29,776

BulletShares 2029 High Yield Corporate Bond ETF**	470,826	165,910	716

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
**	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022, for each Fund (except for BulletShares 2027 High Yield Corporate Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF). As of February 28, 2022, all of the securities in BulletShares 2027 High Yield Corporate Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the

253

risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BulletShares 2022 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,159,985,356	$-	$2,159,985,356

Money Market Funds	157,429,122	-	-	157,429,122

Total Investments	$157,429,122	$2,159,985,356	$-	$2,317,414,478

BulletShares 2023 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,259,409,495	$-	$2,259,409,495

Money Market Funds	5,108,790	67,303,773	-	72,412,563

Total Investments	$5,108,790	$2,326,713,268	$-	$2,331,822,058

BulletShares 2024 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,036,189,635	$-	$2,036,189,635

Money Market Funds	9,758,059	67,418,120	-	77,176,179

Total Investments	$9,758,059	$2,103,607,755	$-	$2,113,365,814

BulletShares 2025 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,166,955,331	$-	$1,166,955,331

Money Market Funds	7,631,262	67,033,438	-	74,664,700

Total Investments	$7,631,262	$1,233,988,769	$-	$1,241,620,031

BulletShares 2026 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$845,133,069	$-	$845,133,069

Money Market Funds	3,098,778	67,326,114	-	70,424,892

Total Investments	$3,098,778	$912,459,183	$-	$915,557,961

BulletShares 2027 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$401,930,735	$-	$401,930,735

Money Market Funds	879,254	66,821,934	-	67,701,188

Total Investments	$879,254	$468,752,669	$-	$469,631,923

BulletShares 2028 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$241,178,852	$-	$241,178,852

Money Market Funds	800,958	30,711,280	-	31,512,238

Total Investments	$800,958	$271,890,132	$-	$272,691,090

BulletShares 2029 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$142,627,759	$-	$142,627,759

Money Market Funds	315,224	9,269,318	-	9,584,542

Total Investments	$315,224	$151,897,077	$-	$152,212,301

BulletShares 2030 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$79,312,984	$-	$79,312,984

Money Market Funds	148,752	9,046,193	-	9,194,945

Total Investments	$148,752	$88,359,177	$-	$88,507,929

BulletShares 2031 Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$19,179,220	$-	$19,179,220

Money Market Funds	85,681	401,620	-	487,301

Total Investments	$85,681	$19,580,840	$-	$19,666,521

254

	Level 1	Level 2	Level 3	Total

BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$740,840,624	$-	$740,840,624

U.S. Treasury Securities	-	63,476,578	-	63,476,578

Money Market Funds	14,113,553	746,416	-	14,859,969

Total Investments	$14,113,553	$805,063,618	$-	$819,177,171

BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$740,486,846	$-	$740,486,846

Money Market Funds	5,810,863	141,483,204	-	147,294,067

Total Investments	$5,810,863	$881,970,050	$-	$887,780,913

BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$442,471,551	$-	$442,471,551

Money Market Funds	11,868,784	101,685,402	-	113,554,186

Total Investments	$11,868,784	$544,156,953	$-	$556,025,737

BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$343,113,935	$-	$343,113,935

Money Market Funds	2,704,378	82,687,625	-	85,392,003

Total Investments	$2,704,378	$425,801,560	$-	$428,505,938

BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$178,235,620	$-	$178,235,620
Variable Rate Senior Loan Interests	-	-	26,533	26,533

Money Market Funds	1,648,086	40,096,910	-	41,744,996

Total Investments	$1,648,086	$218,332,530	$26,533	$220,007,149

BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$18,835,965	$-	$18,835,965

Money Market Funds	110,681	3,107,786	-	3,218,467

Total Investments	$110,681	$21,943,751	$-	$22,054,432

BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$9,065,525	$-	$9,065,525

Money Market Funds	81,540	294,608	-	376,148

Total Investments	$81,540	$9,360,133	$-	$9,441,673

BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$35,670,903	$-	$35,670,903

Money Market Funds	6,867,046	-	-	6,867,046

Total Investments	$6,867,046	$35,670,903	$-	$42,537,949

BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$33,651,824	$-	$33,651,824

Money Market Funds	287,935	731,697	-	1,019,632

Total Investments	$287,935	$34,383,521	$-	$34,671,456

BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$24,808,859	$-	$24,808,859

Money Market Funds	133,271	964,120	-	1,097,391

Total Investments	$133,271	$25,772,979	$-	$25,906,250

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NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2022 Corporate Bond ETF	$-	$-	$-

BulletShares 2023 Corporate Bond ETF	-	-	-

BulletShares 2024 Corporate Bond ETF	-	-	-

BulletShares 2025 Corporate Bond ETF	-	-	-

BulletShares 2026 Corporate Bond ETF	-	-	-

BulletShares 2027 Corporate Bond ETF	21,129	-	21,129

BulletShares 2028 Corporate Bond ETF	-	-	-

BulletShares 2029 Corporate Bond ETF	-	-	-

BulletShares 2030 Corporate Bond ETF	7,613	-	7,613

BulletShares 2022 High Yield Corporate Bond ETF	22,000,041	20,819,639	42,819,680

BulletShares 2023 High Yield Corporate Bond ETF	11,933,268	8,605,194	20,538,462

BulletShares 2024 High Yield Corporate Bond ETF	3,112,307	1,616,137	4,728,444

BulletShares 2025 High Yield Corporate Bond ETF	1,770,446	813,187	2,583,633

BulletShares 2026 High Yield Corporate Bond ETF	1,663,345	260,730	1,924,075

BulletShares 2027 High Yield Corporate Bond ETF	-	-	-

BulletShares 2028 High Yield Corporate Bond ETF	-	-	-

BulletShares 2022 Municipal Bond ETF	-	-	-

BulletShares 2023 Municipal Bond ETF	-	-	-

BulletShares 2024 Municipal Bond ETF	-	-	-

BulletShares 2025 Municipal Bond ETF	-	-	-

BulletShares 2026 Municipal Bond ETF	-	-	-

BulletShares 2027 Municipal Bond ETF	-	-	-

BulletShares 2028 Municipal Bond ETF	-	-	-

BulletShares 2029 Municipal Bond ETF	-	-	-

BulletShares 2030 Municipal Bond ETF	-	-	-

BulletShares 2022 USD Emerging Markets Debt ETF	146,659	-	146,659

BulletShares 2023 USD Emerging Markets Debt ETF	29,532	49,064	78,596

BulletShares 2024 USD Emerging Markets Debt ETF	478,714	138,666	617,380

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BulletShares 2022 Corporate Bond ETF	$92,679,350	$725,529,792

BulletShares 2023 Corporate Bond ETF	270,719,271	271,528,918

BulletShares 2024 Corporate Bond ETF	144,745,614	114,240,552

BulletShares 2025 Corporate Bond ETF	60,890,849	61,713,587

BulletShares 2026 Corporate Bond ETF	21,295,521	12,758,068

BulletShares 2027 Corporate Bond ETF	16,282,441	15,108,202

BulletShares 2028 Corporate Bond ETF	9,604,029	9,556,042

256

	Purchases	Sales

BulletShares 2029 Corporate Bond ETF	$6,757,270	$4,955,425

BulletShares 2030 Corporate Bond ETF	-	283,175

BulletShares 2031 Corporate Bond ETF*	5,903,455	53,000

BulletShares 2022 High Yield Corporate Bond ETF	189,544,502	263,687,053

BulletShares 2023 High Yield Corporate Bond ETF	219,453,575	217,961,839

BulletShares 2024 High Yield Corporate Bond ETF	123,971,854	122,117,875

BulletShares 2025 High Yield Corporate Bond ETF	71,560,634	63,952,627

BulletShares 2026 High Yield Corporate Bond ETF	32,752,805	33,227,407

BulletShares 2027 High Yield Corporate Bond ETF	6,007,152	5,678,288

BulletShares 2028 High Yield Corporate Bond ETF	2,488,079	2,562,412

BulletShares 2029 High Yield Corporate Bond ETF*	5,479,433	578,148

BulletShares 2022 Municipal Bond ETF	14,004,891	4,730,000

BulletShares 2023 Municipal Bond ETF	9,272,389	764,769

BulletShares 2024 Municipal Bond ETF	8,544,957	143,211

BulletShares 2025 Municipal Bond ETF	11,101,301	135,302

BulletShares 2026 Municipal Bond ETF	5,442,240	5,000

BulletShares 2027 Municipal Bond ETF	2,820,134	-

BulletShares 2028 Municipal Bond ETF	3,178,153	-

BulletShares 2029 Municipal Bond ETF	2,768,545	-

BulletShares 2030 Municipal Bond ETF	5,081,754	-

BulletShares 2031 Municipal Bond ETF*	9,832,802	-

BulletShares 2022 USD Emerging Markets Debt ETF	1,715,443	7,925,442

BulletShares 2023 USD Emerging Markets Debt ETF	1,729,427	1,372,941
BulletShares 2024 USD Emerging Markets Debt ETF	428,090	437,771
* For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

BulletShares 2022 Corporate Bond ETF	$8,008,801	$9,060,694

BulletShares 2023 Corporate Bond ETF	266,912,645	47,786,265

BulletShares 2024 Corporate Bond ETF	466,086,130	-

BulletShares 2025 Corporate Bond ETF	175,333,186	-

BulletShares 2026 Corporate Bond ETF	298,409,685	-

BulletShares 2027 Corporate Bond ETF	73,407,940	-

BulletShares 2028 Corporate Bond ETF	33,639,928	-

BulletShares 2029 Corporate Bond ETF	39,151,274	-

BulletShares 2030 Corporate Bond ETF	56,897,017	-

BulletShares 2031 Corporate Bond ETF*	14,478,746	-

BulletShares 2022 High Yield Corporate Bond ETF	84,825,916	108,031,363

BulletShares 2023 High Yield Corporate Bond ETF	153,114,232	54,343,354

BulletShares 2024 High Yield Corporate Bond ETF	109,974,574	-

BulletShares 2025 High Yield Corporate Bond ETF	67,101,316	-

BulletShares 2026 High Yield Corporate Bond ETF	74,796,693	-

BulletShares 2027 High Yield Corporate Bond ETF	12,359,705	4,930,794

BulletShares 2028 High Yield Corporate Bond ETF	7,311,169	2,457,368

BulletShares 2029 High Yield Corporate Bond ETF*	4,701,375	-

BulletShares 2022 Municipal Bond ETF	-	-

BulletShares 2023 Municipal Bond ETF	-	-

BulletShares 2024 Municipal Bond ETF	-	-

BulletShares 2025 Municipal Bond ETF	-	-

BulletShares 2026 Municipal Bond ETF	-	-

BulletShares 2027 Municipal Bond ETF	-	-

257

	In-kind	In-kind
	Purchases	Sales

BulletShares 2028 Municipal Bond ETF	$-	$-

BulletShares 2029 Municipal Bond ETF	-	-

BulletShares 2030 Municipal Bond ETF	-	-

BulletShares 2031 Municipal Bond ETF*	-	-

BulletShares 2022 USD Emerging Markets Debt ETF	2,574,187	-

BulletShares 2023 USD Emerging Markets Debt ETF	5,004,372	-

BulletShares 2024 USD Emerging Markets Debt ETF	2,612,024	-

*	For the period September 13, 2021 (commencement of investment operations) through February 28, 2022.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BulletShares 2022 Corporate Bond ETF	$3,441,024	$(3,200,169)	$240,855	$2,317,173,623

BulletShares 2023 Corporate Bond ETF	2,622,004	(9,541,688)	(6,919,684)	2,338,741,742

BulletShares 2024 Corporate Bond ETF	2,867,872	(17,806,063)	(14,938,191)	2,128,304,005

BulletShares 2025 Corporate Bond ETF	1,185,477	(20,914,910)	(19,729,433)	1,261,349,464

BulletShares 2026 Corporate Bond ETF	386,966	(16,219,000)	(15,832,034)	931,389,995

BulletShares 2027 Corporate Bond ETF	554,646	(9,079,415)	(8,524,769)	478,156,692

BulletShares 2028 Corporate Bond ETF	13,217	(10,555,568)	(10,542,351)	283,233,441

BulletShares 2029 Corporate Bond ETF	12,920	(7,687,831)	(7,674,911)	159,887,212

BulletShares 2030 Corporate Bond ETF	-	(3,882,966)	(3,882,966)	92,390,895

BulletShares 2031 Corporate Bond ETF*	-	(1,126,306)	(1,126,306)	20,792,827

BulletShares 2022 High Yield Corporate Bond ETF	863,686	(5,810,165)	(4,946,479)	824,123,650

BulletShares 2023 High Yield Corporate Bond ETF	723,005	(14,593,959)	(13,870,954)	901,651,867

BulletShares 2024 High Yield Corporate Bond ETF	1,241,064	(11,355,846)	(10,114,782)	566,140,519

BulletShares 2025 High Yield Corporate Bond ETF	1,401,258	(6,083,719)	(4,682,461)	433,188,399

BulletShares 2026 High Yield Corporate Bond ETF	341,002	(5,633,601)	(5,292,599)	225,299,748

BulletShares 2027 High Yield Corporate Bond ETF	102,794	(1,999,687)	(1,896,893)	64,812,270

BulletShares 2028 High Yield Corporate Bond ETF	37,482	(935,790)	(898,308)	22,952,740

BulletShares 2029 High Yield Corporate Bond ETF*	2,101	(514,408)	(512,307)	9,953,980

BulletShares 2022 Municipal Bond ETF	19,495	(133,169)	(113,674)	64,906,326

BulletShares 2023 Municipal Bond ETF	37,004	(301,022)	(264,018)	42,634,299

BulletShares 2024 Municipal Bond ETF	30,853	(637,727)	(606,874)	42,959,014

BulletShares 2025 Municipal Bond ETF	54,581	(1,008,960)	(954,379)	48,284,262

BulletShares 2026 Municipal Bond ETF	88,713	(645,459)	(556,746)	27,574,978

BulletShares 2027 Municipal Bond ETF	59,425	(534,245)	(474,820)	20,164,761

BulletShares 2028 Municipal Bond ETF	45,268	(547,857)	(502,589)	20,426,487

BulletShares 2029 Municipal Bond ETF	32,310	(574,688)	(542,378)	17,853,540

BulletShares 2030 Municipal Bond ETF	1,764	(407,866)	(406,102)	12,438,023

BulletShares 2031 Municipal Bond ETF*	2,015	(422,683)	(420,668)	9,783,778

BulletShares 2022 USD Emerging Markets Debt ETF	29,798	(1,745,119)	(1,715,321)	44,253,270

BulletShares 2023 USD Emerging Markets Debt ETF	153,508	(2,239,280)	(2,085,772)	36,757,228

BulletShares 2024 USD Emerging Markets Debt ETF	276,927	(384,024)	(107,097)	26,013,347

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

258

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by the Funds only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For each Fund (except for BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF), such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Significant Event

In late February 2022, Russian military forces invaded Ukraine, amplifying already existing geopolitical tensions. Following Russia’s actions, various countries, including the U.S., Canada and the United Kingdom, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of, among other things, the prohibition of trading in certain Russian securities and doing business with certain Russian corporate entities, the freezing of Russian assets, a commitment by certain countries and the European Union to remove certain Russian banks from the SWIFT global banking network, and restrictive measures on the Russian Central Bank.

Such actions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of the Funds to buy, sell, receive, or deliver those securities. This could also adversely affect global financial, energy and other market sectors and thereby negatively affect the value of each Fund’s investments beyond any direct exposure to Russian issuers. The extent of the impact on the performance of each Fund and its investments will depend on future developments, all of which are highly uncertain and cannot be predicted at this time. At February 28, 2022, BulletShares 2022 USD Emerging Markets Debt ETF and BulletShares 2023 USD Emerging Markets Debt ETF were exposed to 5.01% and 5.27% of Russian securities, respectively.

259

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2022 Corporate Bond ETF (BSCM) Actual	$1,000.00	$998.00	0.10%	$0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2023 Corporate Bond ETF (BSCN) Actual	1,000.00	988.00	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2024 Corporate Bond ETF (BSCO) Actual	1,000.00	974.30	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2025 Corporate Bond ETF (BSCP) Actual	1,000.00	966.60	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ) Actual	1,000.00	959.40	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

260

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR) Actual	$1,000.00	$956.20		0.10%	$0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2028 Corporate Bond ETF (BSCS) Actual	1,000.00	950.90		0.10	0.48

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2029 Corporate Bond ETF (BSCT) Actual	1,000.00	947.70		0.10	0.48

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2030 Corporate Bond ETF (BSCU) Actual	1,000.00	941.10		0.10	0.48

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2031 Corporate Bond ETF (BSCV) Actual	1,000.00	935.70	(2)	0.10	0.45	(3)

Hypothetical (5% return before expenses)	1,000.00	1,024.30	(2)	0.10	0.50	(3)

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM) Actual	1,000.00	1,001.10		0.42	2.08

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN) Actual	1,000.00	987.10		0.42	2.07

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO) Actual	1,000.00	979.10		0.42	2.06

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP) Actual	1,000.00	992.30		0.42	2.07

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ) Actual	1,000.00	980.80		0.42	2.06

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR) Actual	1,000.00	974.80		0.42	2.06

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS) Actual	1,000.00	962.30		0.42	2.04

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT) Actual	1,000.00	945.40	(2)	0.42	1.89	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.71	(2)	0.42	2.11	(3)

Invesco BulletShares 2022 Municipal Bond ETF (BSMM) Actual	1,000.00	997.70		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2023 Municipal Bond ETF (BSMN) Actual	1,000.00	990.00		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

261

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO) Actual	$1,000.00	$979.60		0.18%	$0.88

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2025 Municipal Bond ETF (BSMP) Actual	1,000.00	972.10		0.18	0.88

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ) Actual	1,000.00	964.80		0.18	0.88

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2027 Municipal Bond ETF (BSMR) Actual	1,000.00	965.00		0.18	0.88

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2028 Municipal Bond ETF (BSMS) Actual	1,000.00	963.50		0.18	0.88

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2029 Municipal Bond ETF (BSMT) Actual	1,000.00	962.70		0.18	0.88

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2030 Municipal Bond ETF (BSMU) Actual	1,000.00	957.70		0.18	0.87

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2031 Municipal Bond ETF (BSMV) Actual	1,000.00	952.20	(2)	0.18	0.81	(3)

Hypothetical (5% return before expenses)	1,000.00	1,023.90	(2)	0.18	0.90	(3)

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE) Actual	1,000.00	962.30		0.29	1.41

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE) Actual	1,000.00	935.90		0.29	1.39

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE) Actual	1,000.00	975.10		0.29	1.42

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period September 13, 2021 (commencement of investment operations) through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 13, 2021 (commencement of investment operations) to February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 169/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

262

Approval of Investment Advisory Contracts

At a meeting held on June 24, 2021, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco Racial and Gender Diversity ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2031 Corporate Bond ETF and Invesco BulletShares 2031 Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that each of the Funds’ portfolio managers also manages other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Funds’ portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2021 and April 15, 2021 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds, as applicable.

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)

Invesco Racial and Gender Diversity ETF	Higher than median (53)	Higher than median (17)	Lower than median (152)	Lower than median (3)

Invesco BulletShares 2029 High Yield Corporate Bond ETF	Higher than median (27)	Lower than median (1)	Lower than median (110)	Higher than median (6)

Invesco BulletShares 2031 Corporate Bond ETF	Same as median (27)	Higher than median (3)	Lower than median (56)	Same as median (8)

Invesco BulletShares 2031 Municipal Bond ETF	Same as median (8)	N/A (0)	Lower than median (59)	Same as median (8)

263

Approval of Investment Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services, including the licensing fees payable by the Adviser to Invesco Indexing LLC.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2021 and April 15, 2021 meetings on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of that Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for affiliated money market cash management vehicles. The Trustees considered that an affiliate of the Adviser, Invesco Indexing LLC, would serve as the index provider for each Fund and would be paid a licensing fee. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

264

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2022
DEF	Invesco Defensive Equity ETF
ISDX	Invesco RAFITM Strategic Developed ex-US ETF
ISEM	Invesco RAFITM Strategic Emerging Markets ETF
IUS	Invesco RAFITM Strategic US ETF
IUSS	Invesco RAFITM Strategic US Small Company ETF

2

Invesco Defensive Equity ETF (DEF)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-4.51%
AT&T, Inc.	128,068	$3,033,931
Omnicom Group, Inc.	42,391	3,556,181
T-Mobile US, Inc.(b)	25,853	3,185,348
Verizon Communications, Inc.	58,769	3,154,132

		12,929,592

Consumer Discretionary-10.09%
AutoZone, Inc.(b)	1,486	2,768,998
Dollar General Corp.	13,413	2,660,334
Domino’s Pizza, Inc.	5,587	2,414,757
Genuine Parts Co.	22,241	2,716,961
Hasbro, Inc.	29,535	2,866,372
Home Depot, Inc. (The)	7,213	2,278,082
LKQ Corp.	51,414	2,413,887
McDonald’s Corp.	11,430	2,797,721
NIKE, Inc., Class B	17,421	2,378,838
O’Reilly Automotive, Inc.(b)	4,423	2,871,588
Yum! Brands, Inc.	22,514	2,759,766

		28,927,304

Consumer Staples-12.69%
Archer-Daniels-Midland Co.	46,451	3,644,081
Church & Dwight Co., Inc.	31,239	3,056,736
Clorox Co. (The)	17,692	2,579,317
Colgate-Palmolive Co.	38,150	2,935,642
Costco Wholesale Corp.	5,627	2,921,820
Hershey Co. (The)	16,263	3,289,354
Kellogg Co.	47,838	3,058,762
McCormick & Co., Inc.	33,466	3,184,959
Monster Beverage Corp.(b)	33,369	2,816,344
PepsiCo, Inc.	17,814	2,916,864
Procter & Gamble Co. (The)	19,465	3,034,399
Walmart, Inc.	21,629	2,923,376

		36,361,654

Financials-8.91%
Allstate Corp. (The)	27,318	3,342,630
Brown & Brown, Inc.	43,853	2,964,901
Globe Life, Inc.	32,207	3,251,619
Intercontinental Exchange, Inc.	21,897	2,805,444
JPMorgan Chase & Co.	18,476	2,619,897
Moody’s Corp.	7,468	2,404,920
Nasdaq, Inc.	14,314	2,449,841
S&P Global, Inc.	6,279	2,359,020
Travelers Cos., Inc. (The)	19,320	3,319,756

		25,518,028

Health Care-22.93%
Abbott Laboratories	22,416	2,703,818
AbbVie, Inc.	24,362	3,599,973
Agilent Technologies, Inc.	18,987	2,475,145
AmerisourceBergen Corp.	24,551	3,499,254
Amgen, Inc.	13,901	3,148,298
Baxter International, Inc.	36,808	3,127,576
Becton, Dickinson and Co.	12,077	3,276,248
Bristol-Myers Squibb Co.	51,520	3,537,878
Cardinal Health, Inc.	61,481	3,320,589
Cooper Cos., Inc. (The)	7,154	2,926,129

	Shares	Value
Health Care-(continued)
Edwards Lifesciences Corp.(b)	24,848	$2,792,170
Gilead Sciences, Inc.	42,577	2,571,651
HCA Healthcare, Inc.	12,399	3,103,594
IQVIA Holdings, Inc.(b)	10,909	2,510,379
Johnson & Johnson	18,067	2,973,286
Laboratory Corp. of America Holdings(b)	10,010	2,715,313
McKesson Corp.	13,092	3,599,776
Mettler-Toledo International, Inc.(b)	1,887	2,658,292
Stryker Corp.	11,362	2,992,183
Waters Corp.(b)	8,608	2,726,412
Zimmer Biomet Holdings, Inc.	23,110	2,939,361
Zoetis, Inc.	12,938	2,505,444

		65,702,769

Industrials-17.05%
3M Co.	16,861	2,506,388
Allegion PLC	22,399	2,565,134
CSX Corp.	80,306	2,723,176
Cummins, Inc.	13,446	2,744,598
Dover Corp.	17,273	2,709,443
Expeditors International of Washington, Inc.	23,162	2,394,024
IDEX Corp.	12,530	2,404,507
Illinois Tool Works, Inc.	12,328	2,667,040
Jacobs Engineering Group, Inc.	20,551	2,527,773
Leidos Holdings, Inc.	32,810	3,341,370
Lockheed Martin Corp.	8,715	3,780,567
Norfolk Southern Corp.	10,393	2,666,012
Northrop Grumman Corp.	8,192	3,622,011
Raytheon Technologies Corp.	34,299	3,522,507
Roper Technologies, Inc.	6,293	2,820,648
Snap-on, Inc.	13,832	2,907,210
Union Pacific Corp.	12,045	2,962,468

		48,864,876

Information Technology-6.41%
Accenture PLC, Class A	7,932	2,506,671
Broadridge Financial Solutions, Inc.	17,134	2,505,162
International Business Machines Corp.	24,118	2,954,696
Keysight Technologies, Inc.(b)	14,686	2,311,136
Microsoft Corp.	8,860	2,647,279
Motorola Solutions, Inc.	11,709	2,581,015
Paychex, Inc.	24,115	2,871,132

		18,377,091

Materials-5.70%
Air Products and Chemicals, Inc.	10,046	2,373,870
Avery Dennison Corp.	13,784	2,428,741
Corteva, Inc.	61,680	3,209,210
Linde PLC (United Kingdom)	8,903	2,610,716
Packaging Corp. of America	22,437	3,302,502
PPG Industries, Inc.	18,018	2,404,502

		16,329,541

Real Estate-5.46%
Alexandria Real Estate Equities, Inc.	13,973	2,646,486
American Tower Corp.	10,801	2,450,423
Duke Realty Corp.	47,979	2,542,887
Extra Space Storage, Inc.	14,190	2,669,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Defensive Equity ETF (DEF)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Prologis, Inc.	18,610	$2,714,268
Regency Centers Corp.	39,910	2,629,670

		15,653,583

Utilities-6.11%
Constellation Energy Corp.	18,501	850,676
Edison International	44,376	2,814,326
Entergy Corp.	28,232	2,970,289
Evergy, Inc.	44,345	2,767,571
Eversource Energy	33,957	2,777,682
Exelon Corp.	55,523	2,363,059
Xcel Energy, Inc.	44,230	2,978,006

		17,521,609

Total Common Stocks & Other Equity Interests (Cost $281,076,717)		286,186,047

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $110,116)	110,116	$110,116

TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $281,186,833)		286,296,163
OTHER ASSETS LESS LIABILITIES-0.10%		279,638

NET ASSETS-100.00%		$286,575,801

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$242,808	$4,749,473	$(4,882,165)	$-	$-	$110,116	$34

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	4,380,200	(4,380,200)	-	-	-	6	*

Invesco Private Prime Fund	-	10,220,424	(10,220,028)	-	(396)	-	79	*

Total	$242,808	$19,350,097	$(19,482,393)	$-	$(396)	$110,116	$119

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d) The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Defensive Equity ETF (DEF)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Health Care	22.93

Industrials	17.05

Consumer Staples	12.69

Consumer Discretionary	10.09

Financials	8.91

Information Technology	6.41

Utilities	6.11

Materials	5.70

Real Estate	5.46

Communication Services	4.51

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

February 28, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Australia-5.18%
AGL Energy Ltd.	45,578	$248,714
Ampol Ltd.	9,091	194,410
Aristocrat Leisure Ltd.	2,800	75,726
Aurizon Holdings Ltd.	63,346	160,885
BHP Group Ltd.	78,265	2,649,962
BlueScope Steel Ltd.	12,212	179,360
Boral Ltd.	17,657	46,510
Brambles Ltd.	26,639	191,373
Coles Group Ltd.	29,144	367,558
Computershare Ltd.	6,235	97,999
Crown Resorts Ltd.(a)	8,094	72,713
CSL Ltd.	1,557	293,735
Downer EDI Ltd.	27,170	99,368
Endeavour Group Ltd.	21,331	110,829
Fortescue Metals Group Ltd.	17,122	225,506
Glencore PLC	472,244	2,801,611
Incitec Pivot Ltd.	58,220	130,544
JB Hi-Fi Ltd.	2,030	72,637
Lendlease Corp. Ltd.	20,698	158,606
Metcash Ltd.(b)	40,274	120,406
Newcrest Mining Ltd.	9,924	184,859
OceanaGold Corp.(a)	40,371	76,073
Orica Ltd.	9,393	99,446
Origin Energy Ltd.	78,262	323,708
Orora Ltd.	29,652	80,258
Qantas Airways Ltd.(a)(b)	44,229	162,721
Ramsay Health Care Ltd.	3,050	141,581
Rio Tinto Ltd.	28,495	2,443,449
Rio Tinto PLC	26,826	2,084,401
Santos Ltd.	37,113	195,519
Sonic Healthcare Ltd.	4,969	126,382
South32 Ltd.	157,076	548,254
Tabcorp Holdings Ltd.	28,859	104,498
Telstra Corp. Ltd.	336,055	965,679
Treasury Wine Estates Ltd.	10,574	89,161
Wesfarmers Ltd.	19,510	682,247
Woolworths Group Ltd.	21,331	549,344

		17,156,032

Austria-0.31%
ams-OSRAM AG(a)	4,028	62,959
ANDRITZ AG(b)	1,514	68,021
Mondi PLC(b)	9,522	200,777
OMV AG	4,973	236,721
UNIQA Insurance Group AG	12,900	104,323
Verbund AG	832	100,926
voestalpine AG(b)	5,312	175,652
Wienerberger AG	2,204	66,295

		1,015,674

Belgium-0.86%
Anheuser-Busch InBev S.A./N.V.	33,226	2,057,795
Etablissements Franz Colruyt N.V.	1,182	47,369
Groupe Bruxelles Lambert S.A.	1,434	149,696
Proximus SADP(b)	5,526	110,233
Solvay S.A., Class A	1,763	197,466

	Shares	Value
Belgium-(continued)
UCB S.A.	1,518	$166,580
Umicore S.A.	2,741	112,957

		2,842,096

Brazil-0.06%
Yara International ASA	4,101	208,929

Burkina Faso-0.03%
Endeavour Mining PLC	4,338	114,508

Canada-16.87%
Aecon Group, Inc.	7,187	99,786
Agnico Eagle Mines Ltd.	5,704	287,954
Alamos Gold, Inc., Class A	15,892	117,027
Alimentation Couche-Tard, Inc.	56,269	2,207,106
AltaGas Ltd.	18,146	399,445
ARC Resources Ltd.	23,904	295,325
Atco Ltd., Class I	7,502	246,232
B2Gold Corp.	41,532	167,654
Barrick Gold Corp.	65,151	1,471,657
Baytex Energy Corp.(a)	68,841	314,258
BCE, Inc.	20,858	1,094,743
BlackBerry Ltd.(a)	11,415	78,299
Boyd Group Services, Inc.	476	62,099
Brookfield Asset Management, Inc., Class A	68,840	3,759,646
BRP, Inc.	2,492	178,479
CAE, Inc.(a)	5,784	154,638
Cameco Corp.	4,409	108,352
Canaccord Genuity Group, Inc.	8,049	81,927
Canadian National Railway Co.	14,303	1,773,173
Canadian Natural Resources Ltd.	64,217	3,585,135
Canadian Pacific Railway Ltd.	11,299	795,077
Canadian Solar, Inc.(a)(b)	2,451	77,599
Canadian Tire Corp. Ltd., Class A	3,445	507,563
Canfor Corp.(a)	4,005	90,593
Capital Power Corp.	5,768	177,131
Cascades, Inc.	10,890	112,734
CCL Industries, Inc., Class B(b)	4,126	185,879
Celestica, Inc.(a)	23,752	282,211
Cenovus Energy, Inc.	76,645	1,204,348
Centerra Gold, Inc.	24,032	234,190
CGI, Inc., Class A(a)	8,857	725,683
Chartwell Retirement Residences	6,714	64,422
CI Financial Corp.	11,210	183,394
Cogeco Communications, Inc.	1,173	93,592
Cogeco, Inc.	973	60,174
Constellation Software, Inc.	175	294,736
Crescent Point Energy Corp.	55,762	398,755
Dollarama, Inc.	4,343	224,281
Emera, Inc.	10,928	510,924
Empire Co. Ltd., Class A	21,761	673,581
Enbridge, Inc.	113,860	4,915,815
Enerflex Ltd.	10,967	67,703
Enerplus Corp.	18,256	233,175
Fairfax Financial Holdings Ltd.	2,135	1,034,297
Finning International, Inc.	10,070	292,807
Franco-Nevada Corp.	2,054	302,282
George Weston Ltd.	7,562	819,428
Gibson Energy, Inc.	9,832	191,780
Gildan Activewear, Inc.	5,552	217,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Canada-(continued)
Hudbay Minerals, Inc.	12,455	$101,439
Hydro One Ltd.(c)	14,593	360,121
iA Financial Corp., Inc.	9,347	554,991
IAMGOLD Corp.(a)	41,350	121,277
IGM Financial, Inc.	3,174	112,686
Imperial Oil Ltd.(b)	12,873	577,400
Intact Financial Corp.	5,066	726,099
Interfor Corp.	3,526	107,335
Keyera Corp.	11,164	261,331
Kinross Gold Corp.	58,068	289,344
Linamar Corp.	3,603	188,026
Loblaw Cos. Ltd.	13,563	1,057,258
Magna International, Inc.	17,133	1,272,058
Maple Leaf Foods, Inc.	4,332	91,193
Martinrea International, Inc.	11,160	87,020
MEG Energy Corp.(a)	25,589	333,897
Methanex Corp.	4,805	249,996
Metro, Inc.	13,644	711,702
Mullen Group Ltd.	6,660	64,901
NFI Group, Inc.	4,848	72,471
North West Co., Inc. (The)	2,681	76,138
Northland Power, Inc.	6,770	215,107
Nutrien Ltd.	32,802	2,819,211
Onex Corp.	6,007	403,135
Open Text Corp.	8,092	351,918
Pan American Silver Corp.	4,953	117,074
Parkland Corp.	12,341	322,743
Pembina Pipeline Corp.	29,251	993,983
Precision Drilling Corp.(a)	2,664	155,322
Premium Brands Holdings Corp.	1,121	103,337
Quebecor, Inc., Class B	4,970	108,620
Restaurant Brands International, Inc.	6,806	380,720
Ritchie Bros. Auctioneers, Inc.	2,145	112,345
Rogers Communications, Inc., Class B	10,431	538,594
Russel Metals, Inc.	4,389	108,657
Saputo, Inc.	8,842	216,527
Secure Energy Services, Inc.	20,768	100,373
Shaw Communications, Inc., Class B	8,647	259,134
Shopify, Inc., Class A(a)	181	125,569
SNC-Lavalin Group, Inc.	9,765	219,729
Spin Master Corp.(a)(c)	2,406	88,057
SSR Mining, Inc.	5,749	113,724
Stantec, Inc.	4,195	208,336
Stella-Jones, Inc.	2,757	86,404
Suncor Energy, Inc.	108,355	3,311,262
Superior Plus Corp.	8,240	74,256
Teck Resources Ltd., Class B	41,247	1,484,222
TELUS Corp.	23,956	604,590
TFI International, Inc.	2,268	236,250
Thomson Reuters Corp.	3,088	312,026
Torex Gold Resources, Inc.(a)	5,337	67,662
Toromont Industries Ltd.	1,711	144,936
Tourmaline Oil Corp.	14,105	556,037
TransAlta Corp.	19,548	198,354
Transcontinental, Inc., Class A	7,547	121,683
Vermilion Energy, Inc.(a)	20,102	375,620
West Fraser Timber Co. Ltd.	2,646	263,943
Wheaton Precious Metals Corp.	6,701	293,431
Whitecap Resources, Inc.	27,029	206,071

	Shares	Value
Canada-(continued)
WSP Global, Inc.	3,105	$380,698
Yamana Gold, Inc.	48,771	239,558

		55,890,806

Chile-0.09%
Antofagasta PLC(b)	4,150	84,693
Lundin Mining Corp.	23,422	225,846

		310,539

China-0.40%
NXP Semiconductors N.V.	5,564	1,057,828
Topsports International Holdings Ltd.(c)	77,094	79,820
Wilmar International Ltd.	57,418	185,267

		1,322,915

Colombia-0.08%
Millicom International Cellular S.A., SDR(a)(b)	3,348	78,324
Parex Resources, Inc.	8,198	180,655

		258,979

Denmark-1.21%
AP Moller - Maersk A/S, Class B	232	736,369
Carlsberg A/S, Class B	1,851	271,729
Coloplast A/S, Class B	713	107,469
Dfds A/S(a)	1,138	52,995
DSV A/S	593	109,869
H Lundbeck A/S	3,222	78,305
ISS A/S(a)(b)	7,609	139,828
Novo Nordisk A/S, Class B	16,202	1,668,751
Novozymes A/S, Class B	1,753	115,198
Orsted A/S(c)	1,035	134,592
Pandora A/S	1,469	152,078
Rockwool International A/S, Class B(b)	170	58,553
Tryg A/S	4,089	92,986
Vestas Wind Systems A/S	8,597	282,345

		4,001,067

Finland-0.86%
Elisa OYJ	1,534	85,374
Fortum OYJ	9,315	197,116
Huhtamaki OYJ	1,633	59,960
Kesko OYJ, Class B	5,936	175,617
Kone OYJ, Class B	3,074	180,853
Neste OYJ	3,147	124,351
Nokia OYJ(a)	116,508	633,044
Nokian Renkaat OYJ	2,100	40,098
Outokumpu OYJ(a)(b)	16,532	98,154
Sampo OYJ, Class A	9,090	432,491
Stora Enso OYJ, Class R	16,010	308,759
UPM-Kymmene OYJ(b)	10,246	356,758
Valmet OYJ(b)	1,650	57,637
Wartsila OYJ Abp	9,365	105,924

		2,856,136

France-7.88%
Air France-KLM(a)(b)	18,050	80,102
Air Liquide S.A.	5,305	886,041
Airbus SE(a)	5,985	772,399
Alstom S.A.	3,244	83,440
Arkema S.A.	1,330	177,620
Atos SE	3,594	128,935
Bollore S.A.	26,654	135,858

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
France-(continued)
Bouygues S.A	11,604	$417,336
Bureau Veritas S.A.	2,817	81,190
Capgemini SE	2,470	522,402
Carrefour S.A.(b)	37,337	750,671
Casino Guichard Perrachon S.A.(a)(b)	6,275	112,135
Cie de Saint-Gobain	13,513	849,198
Cie Generale des Etablissements Michelin S.C.A.	4,130	575,213
Criteo S.A., ADR(a)	3,005	99,946
Danone S.A.	9,592	585,122
Dassault Systemes SE	2,208	107,856
Eiffage S.A.	3,648	374,178
Electricite de France S.A.(b)	23,074	210,703
Elis S.A.(a)	6,026	97,397
ENGIE S.A.	88,908	1,424,824
EssilorLuxottica S.A.	2,504	440,774
Faurecia SE(b)	5,734	219,297
Hermes International	67	93,466
Kering S.A.	397	284,090
Korian S.A.	2,523	51,377
Legrand S.A.	2,227	212,166
L’Oreal S.A.	1,373	547,465
LVMH Moet Hennessy Louis Vuitton SE	1,284	951,701
Nexity S.A.	1,615	64,033
Orange S.A.	87,528	1,063,140
Orpea S.A.	774	32,201
Pernod Ricard S.A.	1,757	386,108
Publicis Groupe S.A.	4,704	315,110
Rallye S.A.(a)(b)	20,710	77,693
Renault S.A.(a)	18,978	608,361
Rexel S.A.	10,835	240,903
Rubis S.C.A.	2,241	70,403
Safran S.A.	3,878	499,607
Sanofi	20,786	2,182,230
Schneider Electric SE	6,279	985,809
SCOR SE	10,199	333,699
SEB S.A.	407	59,748
Sodexo S.A.	2,384	201,096
SPIE S.A.	4,407	104,147
Teleperformance	338	126,003
Thales S.A.	1,808	208,964
TotalEnergies SE(b)	95,810	4,906,115
Ubisoft Entertainment S.A.(a)(b)	1,088	59,086
Valeo	10,753	238,959
Veolia Environnement S.A.	17,607	617,215
Vinci S.A	10,603	1,125,667
Vivendi SE	14,564	185,012
Wendel SE	864	88,359
Worldline S.A.(a)(c)	807	41,609

		26,094,179

Germany-7.51%
adidas AG	1,303	310,342
Aurubis AG	1,214	143,243
BASF SE	23,968	1,595,062
Bayer AG	24,989	1,445,765
Bayerische Motoren Werke AG	12,386	1,204,219
Beiersdorf AG	743	75,459
Brenntag SE	2,444	205,553
CECONOMY AG	22,128	88,630

	Shares	Value
Germany-(continued)
Continental AG(a)	3,833	$330,642
Covestro AG(c)	5,696	302,038
Deutsche Lufthansa AG(a)	33,501	258,657
Deutsche Post AG	10,104	512,513
Deutsche Telekom AG	93,251	1,678,975
E.ON SE	57,075	776,845
Evonik Industries AG	11,871	358,538
Freenet AG	3,591	96,721
Fresenius Medical Care AG & Co. KGaA	4,668	300,535
Fresenius SE & Co. KGaA	17,566	616,863
Fuchs Petrolub SE, Preference Shares	1,620	64,595
GEA Group AG	2,990	131,212
Hannover Rueck SE	1,580	292,463
HeidelbergCement AG	4,539	296,410
Henkel AG & Co. KGaA, Preference Shares	6,035	480,190
HOCHTIEF AG	1,260	85,310
Infineon Technologies AG	7,982	275,641
Jungheinrich AG, Preference Shares	1,484	54,305
K+S AG	10,110	260,497
KION Group AG	854	69,217
Knorr-Bremse AG	754	66,905
LANXESS AG	2,121	103,821
Mercedes-Benz Group AG	29,405	2,317,554
Merck KGaA	3,102	618,614
METRO AG(a)	11,523	108,200
MTU Aero Engines AG	462	112,190
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,878	1,354,128
ProSiebenSat.1 Media SE	6,676	91,969
Rheinmetall AG	1,197	179,621
RWE AG	12,361	576,042
Salzgitter AG(a)	2,293	101,423
SAP SE	7,721	878,670
Schaeffler AG, Preference Shares	26,837	181,161
Siemens AG	12,190	1,734,205
Siemens Healthineers AG(c)	2,247	145,070
Symrise AG	749	89,596
Telefonica Deutschland Holding AG	44,677	122,693
thyssenkrupp AG(a)	26,062	281,019
TUI AG(a)	32,748	105,807
Uniper SE	6,533	209,129
United Internet AG	2,025	69,053
Volkswagen AG, Preference Shares	15,572	3,114,005

		24,871,315

Hong Kong-1.32%
AIA Group Ltd.	168,862	1,755,895
CK Hutchison Holdings Ltd.	104,177	729,960
CLP Holdings Ltd.	40,973	417,140
HKT Trust & HKT Ltd.	85,048	114,722
Hong Kong & China Gas Co. Ltd. (The)	104,875	158,647
Jardine Matheson Holdings Ltd.	4,900	291,550
Melco Resorts & Entertainment Ltd., ADR(a)	16,512	165,450
PCCW Ltd.	156,039	87,069
Swire Pacific Ltd., Class A	44,722	247,257
Techtronic Industries Co. Ltd.	6,844	114,305
WH Group Ltd.	324,914	226,625
Yue Yuen Industrial Holdings Ltd.(a)	41,336	69,831

		4,378,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Indonesia-0.03%
First Pacific Co. Ltd.	270,392	$105,891

Ireland-0.37%
CRH PLC	14,189	647,205
Flutter Entertainment PLC(a)	941	136,296
Kerry Group PLC, Class A	1,160	138,370
Kingspan Group PLC	884	86,224
Smurfit Kappa Group PLC	4,130	206,845

		1,214,940

Israel-0.47%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	67,707	111,315
Check Point Software Technologies Ltd.(a)	4,436	642,688
ICL Group Ltd.	10,417	118,292
Teva Pharmaceutical Industries Ltd., ADR(a)	83,949	682,505

		1,554,800

Italy-1.81%
A2A S.p.A.	42,573	76,365
Assicurazioni Generali S.p.A.(b)	78,180	1,556,903
Enel S.p.A.	179,982	1,334,027
Eni S.p.A.	122,928	1,909,823
Ferrari N.V.	469	101,537
Hera S.p.A.	19,981	77,764
Iveco Group N.V.(a)	3,961	33,123
Leonardo S.p.A.	18,733	168,327
Prysmian S.p.A.	4,567	151,427
Saipem S.p.A.(a)(b)	39,964	47,401
Telecom Italia S.p.A.	975,932	414,242
Unipol Gruppo S.p.A.	26,313	133,972

		6,004,911

Japan-22.46%
Advantest Corp.	872	68,670
Aeon Co. Ltd.(b)	29,176	657,996
AGC, Inc.	7,308	322,967
Air Water, Inc.(b)	5,962	86,551
Aisin Corp.	8,543	310,419
Ajinomoto Co., Inc.	9,086	263,409
Alfresa Holdings Corp.(b)	13,786	211,383
Alps Alpine Co. Ltd.(b)	12,019	120,007
Amada Co. Ltd.	10,070	88,569
ANA Holdings, Inc.(a)	5,087	111,589
Asahi Group Holdings Ltd.	8,032	323,860
Asahi Kasei Corp.	35,126	328,615
Astellas Pharma, Inc.	36,461	607,340
Bandai Namco Holdings, Inc.	1,834	133,281
Bridgestone Corp.	19,021	780,328
Brother Industries Ltd.	6,454	116,892
Canon, Inc.	31,049	727,465
Chubu Electric Power Co., Inc.	42,017	420,626
Chugai Pharmaceutical Co. Ltd.	2,591	85,486
Chugoku Electric Power Co., Inc. (The)(b)	19,267	150,891
Coca-Cola Bottlers Japan Holdings, Inc.	5,954	75,889
COMSYS Holdings Corp.(b)	2,640	63,562
Cosmo Energy Holdings Co. Ltd.	8,297	187,011
Dai Nippon Printing Co. Ltd.	9,960	258,307
Daicel Corp.(b)	13,152	100,831
Daiichi Sankyo Co. Ltd.	13,648	331,024
Daikin Industries Ltd.	2,253	414,802
Daito Trust Construction Co. Ltd.	2,465	272,236

	Shares	Value
Japan-(continued)
Daiwa House Industry Co. Ltd.	19,855	$563,542
Denka Co. Ltd.	2,050	62,831
Denso Corp.	9,341	652,633
Dentsu Group, Inc.	6,466	256,844
DIC Corp.	3,765	85,614
East Japan Railway Co.(b)	9,722	574,837
Ebara Corp.	2,400	124,194
Eisai Co. Ltd.	2,782	138,116
Electric Power Development Co. Ltd.(b)	12,440	197,117
ENEOS Holdings, Inc.	295,754	1,165,298
FANUC Corp.	1,765	324,190
Fast Retailing Co. Ltd.(b)	284	152,461
Fuji Electric Co. Ltd.(b)	2,444	124,349
FUJIFILM Holdings Corp.	6,381	402,334
Fujikura Ltd.(a)	18,593	99,604
Fujitsu Ltd.	3,287	472,752
Furukawa Electric Co. Ltd.	4,134	81,657
H2O Retailing Corp.(b)	9,297	69,420
Hakuhodo DY Holdings, Inc.	7,770	102,273
Hankyu Hanshin Holdings, Inc.	6,155	183,568
Hanwa Co. Ltd.	4,751	137,570
Haseko Corp.	8,889	113,143
Hino Motors Ltd.	12,191	113,998
Hitachi Construction Machinery Co. Ltd.(b)	2,339	56,924
Hitachi Ltd.	28,098	1,378,369
Hitachi Metals Ltd.(a)	4,125	73,313
Hokkaido Electric Power Co., Inc.	25,597	112,011
Hokuriku Electric Power Co.	16,179	79,227
Honda Motor Co. Ltd.	66,843	2,045,770
Hoya Corp.	2,006	258,729
Idemitsu Kosan Co. Ltd.	16,156	432,042
IHI Corp.	6,714	154,945
Iida Group Holdings Co. Ltd.	3,195	58,893
Isetan Mitsukoshi Holdings Ltd.	19,218	154,345
Isuzu Motors Ltd.	20,394	275,698
ITOCHU Corp.(b)	37,296	1,212,059
Iwatani Corp.(b)	1,316	62,158
J. Front Retailing Co. Ltd.	9,614	80,301
Japan Airlines Co. Ltd.(a)	5,144	102,590
Japan Tobacco, Inc.	28,213	519,310
JFE Holdings, Inc.	34,553	516,007
JGC Holdings Corp.	8,724	87,259
JSR Corp.	3,318	103,422
JTEKT Corp.	11,763	101,212
Kajima Corp.	19,046	255,325
Kamigumi Co. Ltd.	3,445	66,702
Kaneka Corp.	1,881	61,325
Kanematsu Corp.	5,308	64,521
Kansai Electric Power Co., Inc. (The)	50,991	514,448
Kao Corp.	6,159	287,696
Kawasaki Heavy Industries Ltd.	7,771	143,444
KDDI Corp.	19,164	624,962
Keio Corp.(b)	1,144	46,684
Keyence Corp.	505	235,806
Kinden Corp.	4,246	60,091
Kintetsu Group Holdings Co. Ltd.(a)(b)	4,096	122,871
Kirin Holdings Co. Ltd.	19,184	317,721
Kobe Steel Ltd.(b)	33,776	179,474
Koito Manufacturing Co. Ltd.	1,520	78,128
Komatsu Ltd.	17,548	402,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Konica Minolta, Inc.(b)	29,920	$125,993
K’s Holdings Corp.	7,374	79,390
Kubota Corp.(b)	14,252	255,156
Kuraray Co. Ltd.	13,512	126,468
Kyocera Corp.	7,498	428,299
Kyushu Electric Power Co., Inc.(b)	39,320	296,330
Kyushu Railway Co.(b)	3,883	85,633
Lawson, Inc.(b)	1,807	75,308
Lixil Corp.	8,587	190,491
Makita Corp.	2,522	89,231
Marubeni Corp.	96,458	1,007,920
Mazda Motor Corp.(a)	49,093	364,867
Medipal Holdings Corp.	13,282	241,826
MEIJI Holdings Co. Ltd.(b)	2,858	171,468
MINEBEA MITSUMI, Inc.	5,753	124,675
Mitsubishi Chemical Holdings Corp.	67,164	476,665
Mitsubishi Corp.	69,359	2,331,137
Mitsubishi Electric Corp.	47,897	574,515
Mitsubishi Estate Co. Ltd.	17,546	267,665
Mitsubishi Gas Chemical Co., Inc.	4,509	79,747
Mitsubishi Heavy Industries Ltd.	18,729	552,235
Mitsubishi Materials Corp.	9,494	170,880
Mitsubishi Motors Corp.(a)	44,084	114,827
Mitsui & Co. Ltd.	56,304	1,400,817
Mitsui Chemicals, Inc.	6,503	165,885
Mitsui Fudosan Co. Ltd.	17,278	383,589
Mitsui Mining & Smelting Co. Ltd.(b)	2,644	77,248
Mitsui OSK Lines Ltd.	4,333	351,380
MS&AD Insurance Group Holdings, Inc.	22,947	778,016
Murata Manufacturing Co. Ltd.	5,220	352,925
Nagase & Co. Ltd.	5,437	86,671
Nagoya Railroad Co. Ltd.(a)	5,970	109,266
NEC Corp.	8,148	350,539
Nexon Co. Ltd.	2,959	63,920
NGK Insulators Ltd.(b)	5,749	88,849
NGK Spark Plug Co. Ltd.	5,842	104,895
NH Foods Ltd.(b)	3,222	120,851
NHK Spring Co. Ltd.(b)	10,983	87,158
Nidec Corp.	2,155	184,917
Nikon Corp.	13,121	135,909
Nintendo Co. Ltd.	772	388,899
Nippon Electric Glass Co. Ltd.	3,553	85,204
Nippon Express Holdings, Inc.	1,179	71,451
Nippon Light Metal Holdings Co. Ltd.	4,256	68,066
Nippon Paper Industries Co. Ltd.	10,958	104,466
Nippon Steel Corp.	44,983	823,500
Nippon Steel Trading Corp.	2,128	100,511
Nippon Suisan Kaisha Ltd.	15,032	71,000
Nippon Telegraph & Telephone Corp.	50,572	1,445,918
Nippon Yusen K.K.	5,411	501,284
Nissan Motor Co. Ltd.(a)	229,504	1,086,595
Nisshin Seifun Group, Inc.	4,962	70,224
Nissin Foods Holdings Co. Ltd.	1,086	86,465
Nitori Holdings Co. Ltd.(b)	608	91,035
Nitto Denko Corp.	3,022	219,090
Nomura Real Estate Holdings, Inc.	3,129	77,834
Nomura Research Institute Ltd.	4,237	146,230
NSK Ltd.	14,800	95,604
NTN Corp.(a)(b)	26,086	49,148
NTT Data Corp.	12,065	227,630

	Shares	Value
Japan-(continued)
Obayashi Corp.	30,932	$258,091
Odakyu Electric Railway Co. Ltd.(b)	3,366	55,352
Oji Holdings Corp.	33,565	171,067
Olympus Corp.	6,508	129,934
Omron Corp.	2,102	141,624
Ono Pharmaceutical Co. Ltd.	4,708	115,539
ORIX Corp.	55,642	1,102,936
Osaka Gas Co. Ltd.	13,187	241,471
Otsuka Corp.	1,308	50,367
Otsuka Holdings Co. Ltd.	7,751	266,700
Pan Pacific International Holdings Corp.	4,580	74,759
Panasonic Corp.	84,409	872,123
Persol Holdings Co. Ltd.	4,558	101,073
Rakuten Group, Inc.	16,006	135,358
Recruit Holdings Co. Ltd.	8,046	336,650
Renesas Electronics Corp.(a)(b)	9,062	105,432
Ricoh Co. Ltd.(b)	23,711	201,546
Rohm Co. Ltd.	1,738	136,263
Santen Pharmaceutical Co. Ltd.	5,707	64,614
Secom Co. Ltd.	3,545	259,223
Seibu Holdings, Inc.(a)	8,196	85,322
Seiko Epson Corp.(b)	8,694	133,080
Sekisui Chemical Co. Ltd.	10,262	167,596
Sekisui House Ltd.	19,772	402,736
Seven & i Holdings Co. Ltd.(b)	19,766	959,511
Sharp Corp.(b)	5,499	51,708
Shikoku Electric Power Co., Inc.(b)	13,699	105,619
Shimano, Inc.	514	118,621
Shimizu Corp.	25,741	170,079
Shin-Etsu Chemical Co. Ltd.	3,424	525,306
Shionogi & Co. Ltd.	3,944	261,655
Shiseido Co. Ltd.	2,524	143,890
Showa Denko K.K.	4,507	82,372
SMC Corp.	422	249,335
Softbank Corp.	50,118	631,180
Sojitz Corp.(b)	15,110	249,264
Sompo Holdings, Inc.	14,167	617,481
Sony Group Corp.	18,181	1,864,273
Stanley Electric Co. Ltd.	2,833	67,077
Subaru Corp.	27,111	445,710
SUMCO Corp.	3,938	64,519
Sumitomo Chemical Co. Ltd.	66,069	315,502
Sumitomo Corp.	58,832	957,249
Sumitomo Electric Industries Ltd.	32,343	427,543
Sumitomo Forestry Co. Ltd.	4,710	90,458
Sumitomo Heavy Industries Ltd.	4,372	105,718
Sumitomo Metal Mining Co. Ltd.	4,552	227,096
Sumitomo Realty & Development Co. Ltd.	5,019	147,552
Sumitomo Rubber Industries Ltd.	8,899	85,841
Suntory Beverage & Food Ltd.	2,964	118,380
Suzuken Co. Ltd.	4,944	159,255
Suzuki Motor Corp.	10,110	401,416
Sysmex Corp.	792	62,741
Taiheiyo Cement Corp.	6,618	126,815
Taisei Corp.	7,315	242,298
Taisho Pharmaceutical Holdings Co. Ltd.(b)	1,260	62,467
Takashimaya Co. Ltd.(b)	9,877	96,305
Takeda Pharmaceutical Co. Ltd.	30,505	927,267
TDK Corp.	6,744	269,350
Teijin Ltd.	9,134	109,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Terumo Corp.	4,565	$147,007
TIS, Inc.	2,817	66,038
Tobu Railway Co. Ltd.	5,130	125,828
Toho Holdings Co. Ltd.	5,584	91,729
Tohoku Electric Power Co., Inc.(b)	42,559	276,028
Tokio Marine Holdings, Inc.	26,010	1,484,608
Tokyo Electric Power Co. Holdings, Inc.(a)	256,653	806,672
Tokyo Electron Ltd.	1,001	484,704
Tokyo Gas Co. Ltd.	17,997	366,894
Tokyu Corp.	13,681	181,978
Tokyu Fudosan Holdings Corp.	22,381	124,172
Toppan, Inc.	12,787	250,577
Toray Industries, Inc.	51,358	294,169
Toshiba Corp.(b)	12,851	510,693
Tosoh Corp.	8,021	124,520
TOTO Ltd.	1,768	74,220
Toyo Seikan Group Holdings Ltd.	10,826	144,096
Toyo Suisan Kaisha Ltd.	1,772	74,465
Toyota Boshoku Corp.	3,924	71,411
Toyota Industries Corp.	3,179	241,237
Toyota Motor Corp.	286,819	5,325,482
Toyota Tsusho Corp.	9,451	391,005
Trend Micro, Inc.	1,554	86,352
Tsuruha Holdings, Inc.	642	51,226
Ube Industries Ltd.	5,371	99,049
Unicharm Corp.	2,684	100,672
West Japan Railway Co.	5,196	223,404
Yakult Honsha Co. Ltd.	1,667	90,171
Yamada Holdings Co. Ltd.	33,093	114,644
Yamaha Corp.	1,486	69,155
Yamaha Motor Co. Ltd.	7,450	166,626
Yamato Holdings Co. Ltd.	3,019	58,925
Yamazaki Baking Co. Ltd.	5,021	67,877
Yaskawa Electric Corp.(b)	1,764	69,993
Yokogawa Electric Corp.	4,738	75,899
Yokohama Rubber Co. Ltd. (The)	4,113	57,387
Z Holdings Corp.	42,834	207,373

		74,374,132

Luxembourg-0.26%
Aperam S.A.	1,310	73,334
ArcelorMittal S.A.	24,988	777,584

		850,918

Netherlands-5.39%
Aalberts N.V.	1,257	70,184
Akzo Nobel N.V.	4,227	403,560
ASM International N.V.	307	99,378
ASML Holding N.V.	1,110	746,680
EXOR N.V.	12,382	942,926
Heineken Holding N.V.	2,425	198,154
Heineken N.V.(b)	2,771	281,298
Koninklijke Ahold Delhaize N.V.	46,621	1,438,983
Koninklijke BAM Groep N.V.(a)	29,392	82,797
Koninklijke DSM N.V.	1,843	346,321
Koninklijke KPN N.V.	79,878	273,643
Koninklijke Philips N.V.	11,940	406,890
Randstad N.V.	3,531	240,737
SBM Offshore N.V.	4,531	68,959
Shell PLC	436,332	11,545,049
Signify N.V.	2,708	138,637

	Shares	Value
Netherlands-(continued)
Universal Music Group N.V.	14,564	$332,564
Wolters Kluwer N.V.	2,422	247,066

		17,863,826

New Zealand-0.12%
Contact Energy Ltd.	13,249	72,806
Fletcher Building Ltd.	20,602	93,553
Meridian Energy Ltd.	33,806	114,277
Spark New Zealand Ltd.	33,074	100,835

		381,471

Norway-0.60%
Equinor ASA	29,417	931,486
Gjensidige Forsikring ASA	6,222	154,177
Mowi ASA	5,721	147,292
Norsk Hydro ASA	37,182	353,315
Orkla ASA	13,828	129,794
Telenor ASA	18,048	267,734

		1,983,798

Portugal-0.15%
Galp Energia SGPS S.A.	19,267	213,334
Jeronimo Martins SGPS S.A.	6,854	149,542
Sonae SGPS S.A.	126,900	138,258

		501,134

Russia-0.09%
Coca-Cola HBC AG	3,120	79,707
Evraz PLC	10,751	20,880
Raspadskaya OJSC(d)	4,533	13,535
VEON Ltd., ADR(a)	370,540	190,939

		305,061

Singapore-0.32%
ComfortDelGro Corp. Ltd.	72,970	75,795
Jardine Cycle & Carriage Ltd.	5,683	91,434
Keppel Corp. Ltd.	40,755	179,839
Singapore Technologies Engineering Ltd.	24,986	70,313
Singapore Telecommunications Ltd.	209,859	389,587
STMicroelectronics N.V	5,861	249,893

		1,056,861

South Africa-0.34%
Anglo American PLC	21,854	1,121,004

South Korea-4.98%
CJ CheilJedang Corp.	325	102,310
CJ Corp.	1,869	130,730
DB Insurance Co. Ltd.	3,785	194,547
Doosan Co. Ltd.(a)	1,214	114,600
Doosan Heavy Industries & Construction Co. Ltd.(a)	14,701	254,319
E-MART, Inc.	1,399	151,262
GS Engineering & Construction Corp.	2,871	102,318
GS Holdings Corp.	3,488	116,039
Hankook Tire & Technology Co. Ltd.	2,281	66,779
Hanwha Corp.	11,905	300,509
Hanwha Life Insurance Co. Ltd.	44,555	109,502
Hanwha Solutions Corp.(a)	2,922	82,264
Hyundai Engineering & Construction Co. Ltd.	3,363	121,111
Hyundai Glovis Co. Ltd.	499	73,044
Hyundai Heavy Industries Holdings Co. Ltd.	2,773	118,545
Hyundai Marine & Fire Insurance Co. Ltd.	6,836	163,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
South Korea-(continued)
Hyundai Mobis Co. Ltd.	1,975	$367,946
Hyundai Motor Co.	5,319	774,171
Hyundai Steel Co.	5,336	176,188
Kia Corp.	8,051	494,169
Korea Electric Power Corp.(a)	34,450	664,732
Korea Gas Corp.	4,029	137,556
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,193	87,514
Korea Zinc Co. Ltd.	187	85,541
Korean Air Lines Co. Ltd.(a)	3,992	97,281
KT Corp.	8,693	231,360
KT&G Corp.	2,808	186,367
LG Chem Ltd.	471	221,329
LG Corp.	1,433	89,626
LG Display Co. Ltd.	16,208	252,081
LG Electronics, Inc.	3,878	398,331
LG Household & Health Care Ltd.	66	52,148
LG Uplus Corp.	10,758	117,659
LOTTE Chemical Corp.	644	117,836
LOTTE Shopping Co. Ltd.	1,246	88,397
LS Corp.	1,141	46,215
LX International Corp.	2,477	60,877
NAVER Corp.	453	119,810
POSCO Holdings, Inc.	3,420	810,662
Posco International Corp.	4,561	78,334
Samsung C&T Corp.	2,132	195,051
Samsung Electro-Mechanics Co. Ltd.	802	110,726
Samsung Electronics Co. Ltd.	93,799	5,624,741
Samsung Fire & Marine Insurance Co. Ltd.	1,363	215,953
Samsung SDI Co. Ltd.	285	129,896
Samsung SDS Co. Ltd.	521	60,665
SK Hynix, Inc.	9,409	966,450
SK Innovation Co. Ltd.(a)	1,684	280,820
SK Telecom Co. Ltd.	3,574	162,299
SK, Inc.	3,635	687,789
S-Oil Corp.	1,345	94,525

		16,486,667

Spain-1.78%
Acciona S.A.	507	87,185
ACS Actividades de Construccion y Servicios S.A.(b)	15,663	383,873
Amadeus IT Group S.A.(a)	3,437	231,395
Endesa S.A.	7,479	165,194
Ferrovial S.A.	5,489	150,555
Grifols S.A.(b)	4,532	86,612
Iberdrola S.A.	106,790	1,221,056
Industria de Diseno Textil S.A.	9,407	249,356
Mapfre S.A.	66,994	132,549
Naturgy Energy Group S.A.(b)	9,508	256,626
Red Electrica Corp. S.A.	9,180	183,793
Repsol S.A.	81,341	1,062,178
Telefonica S.A.	347,645	1,669,671

		5,880,043

Sweden-1.37%
Alfa Laval AB	2,510	82,442
Assa Abloy AB, Class B	8,270	220,459
Atlas Copco AB, Class A	5,707	298,949
Boliden AB	4,974	223,188
Electrolux AB, Class B(b)	6,689	121,013

	Shares	Value
Sweden-(continued)
Epiroc AB, Class A	4,762	$90,339
Essity AB, Class B	8,680	225,042
Getinge AB, Class B	2,124	83,401
H & M Hennes & Mauritz AB, Class B(b)	11,824	201,021
Hexagon AB, Class B	11,474	156,521
Holmen AB, Class B	1,488	73,721
Husqvarna AB, Class B	6,646	80,591
Lundin Energy AB	4,565	169,140
Peab AB, Class B	5,152	50,274
Sandvik AB	9,820	215,270
Securitas AB, Class B	9,309	113,376
Skanska AB, Class B	8,663	197,800
SKF AB, Class B	7,033	131,000
SSAB AB, Class A(a)	25,305	160,760
Svenska Cellulosa AB S.C.A., Class B	9,273	152,778
Swedish Match AB	12,745	93,634
Tele2 AB, Class B	9,471	126,187
Telefonaktiebolaget LM Ericsson, Class B	37,261	347,020
Telia Co. AB(b)	72,306	270,548
Trelleborg AB, Class B	4,205	85,542
Volvo AB, Class B(b)	28,872	562,194

		4,532,210

Switzerland-5.11%
ABB Ltd.	21,812	740,579
Adecco Group AG	5,356	254,183
Alcon, Inc.	4,756	368,474
Aryzta AG(a)	63,858	72,806
Barry Callebaut AG	38	87,809
Chocoladefabriken Lindt & Spruengli AG, PC	19	202,436
Cie Financiere Richemont S.A.	5,613	765,367
Clariant AG(b)	4,165	75,292
DKSH Holding AG	1,010	86,474
Dufry AG(a)	1,817	85,775
Geberit AG	230	150,768
Georg Fischer AG	60	74,227
Givaudan S.A.	50	209,875
Helvetia Holding AG	1,210	147,450
Holcim Ltd.	13,407	673,528
IWG PLC(a)	14,036	52,751
Kuehne + Nagel International AG, Class R	498	136,462
Logitech International S.A., Class R(b)	859	64,510
Lonza Group AG	313	217,457
Nestle S.A.	33,287	4,345,868
Novartis AG	35,590	3,116,574
Partners Group Holding AG	109	148,094
Roche Holding AG	9,090	3,466,278
Schindler Holding AG, PC	682	157,222
SGS S.A.	60	172,325
SIG Combibloc Group AG	2,761	62,235
Sika AG	758	252,818
Sonova Holding AG, Class A	305	118,682
Swatch Group AG (The), BR	1,012	314,482
Swisscom AG	513	307,873

		16,928,674

Taiwan-0.03%
Sea Ltd., ADR(a)	712	103,667

Turkey-0.05%
Eldorado Gold Corp.(a)	14,641	160,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
United Kingdom-9.97%
Admiral Group PLC	2,293	$91,591
Ashtead Group PLC	2,533	165,718
Associated British Foods PLC	6,103	157,223
AstraZeneca PLC	8,875	1,078,749
B&M European Value Retail S.A	12,112	98,385
Babcock International Group PLC(a)(b)	34,887	154,940
BAE Systems PLC(b)	65,965	636,908
Balfour Beatty PLC(b)	24,841	79,926
Barratt Developments PLC	19,776	162,126
Beazley PLC	16,938	102,406
Bellway PLC(b)	2,074	80,256
Berkeley Group Holdings PLC(a)	2,089	109,202
BP PLC	1,119,923	5,462,911
British American Tobacco PLC	52,600	2,301,839
BT Group PLC(b)	358,864	896,805
Bunzl PLC	5,928	236,151
Burberry Group PLC(b)	4,840	125,985
Centrica PLC(a)	616,617	639,373
CNH Industrial N.V.	19,812	285,393
Coca-Cola Europacific Partners PLC	5,157	264,090
Compass Group PLC	23,955	544,479
Croda International PLC	829	83,245
Currys PLC	98,519	124,124
DCC PLC	2,653	208,596
Diageo PLC	19,638	981,511
Direct Line Insurance Group PLC	45,950	182,556
Drax Group PLC	15,494	146,771
DS Smith PLC	25,225	116,632
easyJet PLC(a)	7,499	60,632
Entain PLC(a)	4,410	99,644
Experian PLC	6,312	248,400
Firstgroup PLC(a)	116,083	156,066
GlaxoSmithKline PLC	90,290	1,872,201
Hays PLC	40,449	73,648
Imperial Brands PLC	31,175	685,579
Inchcape PLC	13,717	137,484
InterContinental Hotels Group PLC(a)	1,776	124,771
International Consolidated Airlines Group S.A.(a)(b)	139,081	277,231
Intertek Group PLC	1,259	90,950
ITV PLC(a)	74,936	111,254
J Sainsbury PLC	103,493	382,842
John Wood Group PLC(a)	39,224	94,942
Johnson Matthey PLC(b)	5,115	129,231
Just Group PLC(a)(b)	53,393	60,214
Kingfisher PLC	66,864	274,707
Man Group PLC	34,698	89,853
Marks & Spencer Group PLC(a)	117,680	276,004
Meggitt PLC(a)	14,119	143,029
Melrose Industries PLC	107,963	214,754
Micro Focus International PLC	24,562	126,881
National Grid PLC	91,256	1,384,583
Next PLC	1,783	164,162
Pearson PLC(b)	17,862	155,302
Persimmon PLC	5,255	170,138
Petrofac Ltd.(a)	43,224	61,882
Reckitt Benckiser Group PLC	7,734	655,936
RELX PLC	19,196	587,500
Rentokil Initial PLC	11,863	80,828
Rolls-Royce Holdings PLC(a)(b)	153,649	213,374

	Shares	Value
United Kingdom-(continued)
Royal Mail PLC	32,437	$170,912
Sage Group PLC (The)	10,222	96,392
Severn Trent PLC	3,310	127,729
Smith & Nephew PLC	9,349	167,714
Smiths Group PLC(b)	5,605	114,989
SSE PLC	23,209	530,793
Subsea 7 S.A.	11,380	77,776
Tate & Lyle PLC	9,110	92,066
Taylor Wimpey PLC	78,513	158,281
Tesco PLC	366,891	1,426,370
Travis Perkins PLC	6,340	124,325
Unilever PLC	36,202	1,819,827
Vodafone Group PLC	1,560,673	2,752,398
Weir Group PLC (The)	2,722	57,797
WPP PLC	41,015	581,962

		33,021,244

United States-1.14%
Atlassian Corp. PLC, Class A(a)	591	180,680
Bausch Health Cos., Inc.(a)	10,963	263,541
Constellium SE(a)	9,217	179,086
Ferguson PLC	2,989	457,798
ICON PLC(a)	965	229,679
QIAGEN N.V.(a)	1,484	74,674
Spotify Technology S.A.(a)	1,030	160,876
Stellantis N.V.	52,565	966,502
Swiss Re AG	11,879	1,137,080
Tenaris S.A.	10,026	129,954

		3,779,870

Zambia-0.18%
First Quantum Minerals Ltd.	20,560	602,527

Total Common Stocks & Other Equity Interests (Cost $292,949,679)		330,135,958

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $54,158)	54,158	54,158

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $293,003,837)		330,190,116

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.59%
Invesco Private Government Fund, 0.12%(e)(f)(g)	4,564,491	4,564,491
Invesco Private Prime Fund, 0.08%(e)(f)(g)	10,642,244	10,643,308

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,208,309)		15,207,799

TOTAL INVESTMENTS IN SECURITIES-104.28% (Cost $308,212,146)		345,397,915
OTHER ASSETS LESS LIABILITIES-(4.28)%		(14,191,744)

NET ASSETS-100.00%		$331,206,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

PC-Participation Certificate

SDR-Swedish Depository Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $1,151,307, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$177,555	$9,233,061	$(9,356,458)	$-	$-	$54,158	$64

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	6,627,619	22,074,748	(24,137,876)	-	-	4,564,491	596	*

Invesco Private Prime Fund	15,478,746	39,985,304	(44,818,690)	(510)	(1,542)	10,643,308	5,371	*

Total	$22,283,920	$71,293,113	$(78,313,024)	$(510)	$(1,542)	$15,261,957	$6,031

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Industrials	15.80

Energy	14.67

Materials	12.94

Consumer Discretionary	12.58

Consumer Staples	10.66

Health Care	7.38

Communication Services	6.55

Information Technology	6.49

Financials	6.34

Utilities	5.56

Real Estate	0.71

Money Market Funds Plus Other Assets Less Liabilities	0.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

February 28, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Brazil-8.19%
Ambev S.A.	27,400	$80,843
Americanas S.A.	799	4,730
B3 S.A. - Brasil, Bolsa, Balcao	16,400	46,414
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	10,200	19,799
Banco Pan S.A., Preference Shares	3,800	7,384
BB Seguridade Participacoes S.A.	4,987	22,303
Braskem S.A., Class A, Preference Shares	3,607	33,419
BRF S.A.(a)	7,607	24,674
CCR S.A.	8,726	19,919
Centrais Eletricas Brasileiras S.A.	2,978	20,099
Cia Brasileira de Distribuicao	3,800	17,187
Cia de Saneamento Basico do Estado de Sao Paulo	2,934	23,584
Cia de Saneamento do Parana, Preference Shares	17,900	13,864
Cia Energetica de Minas Gerais, Preference Shares	15,043	37,376
Cia Paranaense de Energia, Class B, Preference Shares	25,300	34,033
Cia Siderurgica Nacional S.A.	2,218	10,807
Cogna Educacao(a)	34,243	15,022
Cosan S.A.	4,392	17,997
EDP - Energias do Brasil S.A.	3,533	14,210
Embraer S.A.(a)	9,010	30,781
Equatorial Energia S.A.	4,265	21,169
Gerdau S.A., Preference Shares	9,709	47,983
IRB Brasil Resseguros S.A.(a)	12,400	7,365
Klabin S.A.	4,500	20,265
Lojas Renner S.A.	1,961	9,638
M Dias Branco S.A.	2,500	11,098
Marfrig Global Foods S.A.	3,600	15,492
Metalurgica Gerdau S.A., Preference Shares	16,700	33,746
Natura & Co. Holding S.A.(a)	1,300	5,842
Neoenergia S.A.	6,600	20,613
Pagseguro Digital Ltd., Class A(a)(b)	685	10,919
Petroleo Brasileiro S.A., Preference Shares	126,985	838,071
Suzano S.A.	2,100	22,448
Telefonica Brasil S.A., ADR	28,222	276,293
TIM S.A.	8,737	23,082
Ultrapar Participacoes S.A.	12,407	35,667
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	5,997	17,124
Vale S.A.	19,217	344,225
Vibra Energia S.A.	10,000	45,791

		2,301,276

Chile-0.69%
Cencosud S.A.	16,952	31,353
Colbun S.A.	84,485	6,187
Embotelladora Andina S.A., Class B, Preference Shares	7,278	15,924
Empresas CMPC S.A.	8,279	13,754
Empresas COPEC S.A.	3,230	25,196
Enel Americas S.A.	187,425	22,049
Enel Chile S.A.	278,121	9,168

	Shares	Value
Chile-(continued)
Falabella S.A.	6,337	$20,969
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	739	49,279

		193,879

China-55.54%
360 DigiTech, Inc., ADR(b)	888	16,650
51job, Inc., ADR(a)	275	14,245
AAC Technologies Holdings, Inc.	3,749	10,268
Agile Group Holdings Ltd.	11,798	5,375
Air China Ltd., H Shares(a)	61,880	47,377
Alibaba Group Holding Ltd.(a)	27,337	361,048
Aluminum Corp. of China Ltd., H Shares(a)	164,288	115,309
Angang Steel Co. Ltd., H Shares	129,695	64,402
Anhui Conch Cement Co. Ltd., H Shares	29,607	158,509
ANTA Sports Products Ltd.	644	9,772
Autohome, Inc., ADR	393	12,022
BAIC Motor Corp. Ltd., H Shares(c)	267,204	93,015
Baidu, Inc., ADR(a)	1,954	297,868
BBMG Corp., H Shares	399,404	63,895
Beijing Enterprises Holdings Ltd.	8,859	30,215
Beijing North Star Co. Ltd., H Shares	75,727	11,533
BEST, Inc., ADR(a)	23,914	16,742
BYD Co. Ltd., H Shares	3,650	112,027
China Aoyuan Group Ltd.	13,000	2,163
China BlueChemical Ltd., H Shares	41,470	12,366
China Coal Energy Co. Ltd., H Shares	97,147	60,376
China Communications Services Corp. Ltd., H Shares	58,000	31,844
China Conch Venture Holdings Ltd.(b)	4,345	20,908
China Datang Corp. Renewable Power Co. Ltd., H Shares	59,000	22,275
China Eastern Airlines Corp. Ltd., H Shares(a)	63,360	24,509
China Feihe Ltd.(c)	6,000	7,138
China Galaxy Securities Co. Ltd., H Shares	61,500	35,147
China Gas Holdings Ltd.	5,815	9,198
China Jinmao Holdings Group Ltd.	74,427	24,766
China Life Insurance Co. Ltd., H Shares	589,926	978,466
China Longyuan Power Group Corp. Ltd., H Shares	38,185	77,977
China Mengniu Dairy Co. Ltd.	7,389	47,992
China Molybdenum Co. Ltd., H Shares(b)	87,614	52,476
China National Building Material Co. Ltd., H Shares	65,747	84,312
China Oilfield Services Ltd., H Shares	39,440	44,620
China Overseas Land & Investment Ltd.	29,393	89,717
China Pacific Insurance (Group) Co. Ltd., H Shares	129,419	360,247
China Petroleum & Chemical Corp., H Shares	3,187,726	1,579,893
China Power International Development Ltd.	71,713	40,474
China Railway Group Ltd., H Shares	712,620	418,614
China Railway Signal & Communication Corp. Ltd., H Shares(c)	83,263	30,263
China Reinsurance Group Corp., H Shares	1,225,423	117,788
China Resources Beer Holdings Co. Ltd.	1,819	14,434
China Resources Cement Holdings Ltd.	17,410	14,884
China Resources Gas Group Ltd.	2,723	12,493
China Resources Land Ltd.	14,182	68,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
China-(continued)
China Resources Pharmaceutical Group Ltd.(c)	32,516	$16,063
China Resources Power Holdings Co. Ltd.	29,895	67,021
China Shenhua Energy Co. Ltd., H Shares	256,312	703,501
China Southern Airlines Co. Ltd., H Shares(a)	65,313	41,094
China Taiping Insurance Holdings Co. Ltd.	63,803	75,368
China Tower Corp. Ltd., H Shares(c)	1,501,607	174,880
China Vanke Co. Ltd., H Shares	146,400	346,997
China Yongda Automobiles Services Holdings Ltd.	10,931	12,730
CIFI Holdings Group Co. Ltd.	24,347	16,951
CITIC Securities Co. Ltd., H Shares	40,000	96,786
COSCO SHIPPING Development Co. Ltd., H Shares	138,000	25,574
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	30,160	14,359
COSCO SHIPPING Holdings Co. Ltd., H Shares(a) .	51,719	104,437
COSCO SHIPPING Ports Ltd.	18,000	14,812
Country Garden Holdings Co. Ltd.	75,397	58,475
CSPC Pharmaceutical Group Ltd.	14,944	17,691
Daqo New Energy Corp., ADR(a)	198	9,496
Datang International Power Generation Co. Ltd., H Shares	276,721	54,539
Dongfang Electric Corp. Ltd., H Shares	33,000	41,544
Dongfeng Motor Group Co. Ltd., H Shares	119,547	102,661
DouYu International Holdings Ltd., ADR(a)	2,580	5,315
ENN Energy Holdings Ltd.	2,002	29,055
FinVolution Group, ADR	2,424	9,866
Fosun International Ltd.	22,203	24,068
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	6,985	34,045
GDS Holdings Ltd., ADR(a)(b)	268	11,931
Geely Automobile Holdings Ltd.	18,926	34,928
GF Securities Co. Ltd., H Shares	40,400	60,597
GOME Retail Holdings Ltd.(a)	94,525	7,016
Great Wall Motor Co. Ltd., H Shares	35,159	72,880
Guangdong Investment Ltd.	16,070	21,595
Guangshen Railway Co. Ltd., H Shares(a)	140,726	25,214
Guangzhou Automobile Group Co. Ltd., H Shares	89,945	88,636
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	13,482	35,975
Guangzhou R&F Properties Co. Ltd., H Shares(b)	26,228	11,144
Harbin Electric Co. Ltd., H Shares	58,000	20,487
Hello Group, Inc., ADR	4,566	43,514
Hengan International Group Co. Ltd.	4,044	21,453
Hisense Home Appliances Group Co. Ltd., H Shares	11,973	13,408
Hollysys Automation Technologies Ltd.	1,145	16,122
Huadian Power International Corp. Ltd., H Shares	264,322	99,793
Huaneng Power International, Inc., H Shares	399,188	233,473
Huatai Securities Co. Ltd., H Shares(c)	17,400	28,459
Huazhu Group Ltd., ADR(a)	305	12,615
HUYA, Inc., ADR(a)	1,516	7,959
iQIYI, Inc., ADR(a)(b)	2,743	11,356
JD.com, Inc., A Shares(a)	243	8,749
Jiangsu Expressway Co. Ltd., H Shares	37,219	39,821
Jiangxi Copper Co. Ltd., H Shares	38,319	68,853
JinkoSolar Holding Co. Ltd., ADR(a)(b)	1,177	59,568

	Shares	Value
China-(continued)
JOYY, Inc., ADR	804	$37,217
Kaisa Group Holdings Ltd.	29,000	2,641
Kingboard Holdings Ltd.	5,506	25,685
Kunlun Energy Co. Ltd.	36,756	35,939
Legend Holdings Corp., H Shares(c)	39,352	55,298
Lenovo Group Ltd.	80,895	90,533
LexinFintech Holdings Ltd., ADR(a)	2,171	7,707
Longfor Group Holdings Ltd.(c)	6,326	33,841
Maanshan Iron & Steel Co. Ltd., H Shares	62,091	25,508
Meituan, B Shares(a)(c)	1,661	36,427
Metallurgical Corp. of China Ltd., H Shares	931,302	283,585
New China Life Insurance Co. Ltd., H Shares	49,348	141,153
New Oriental Education & Technology Group, Inc., ADR(a)	6,541	9,877
People’s Insurance Co. Group of China Ltd. (The), H Shares	410,492	131,863
PetroChina Co. Ltd., H Shares	5,169,960	2,754,815
PICC Property & Casualty Co. Ltd., H Shares	91,441	96,398
Pinduoduo, Inc., ADR(a)(b)	1,449	75,145
Ping An Insurance (Group) Co. of China Ltd., H Shares	126,605	978,658
Qingdao Port International Co. Ltd., H Shares(c) .	32,539	17,490
Qudian, Inc., ADR(a)	14,151	11,646
Red Star Macalline Group Corp. Ltd., H Shares(a)(c)	58,685	27,639
Seazen Group Ltd.(b)	19,908	10,497
Shandong Chenming Paper Holdings Ltd., H Shares	42,502	20,507
Shandong Gold Mining Co. Ltd., H Shares(c)	15,189	28,770
Shanghai Electric Group Co. Ltd., H Shares	211,592	59,227
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	4,195	16,804
Shanghai Industrial Holdings Ltd.	8,000	12,163
Shanghai Jin Jiang Capital Co. Ltd., H Shares	78,900	29,990
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	32,079	57,805
Shenzhen Expressway Co. Ltd., H Shares	20,772	20,922
Shenzhen International Holdings Ltd.	10,217	10,542
Shenzhou International Group Holdings Ltd.	859	14,434
Shimao Group Holdings Ltd.	12,567	7,511
Sino Biopharmaceutical Ltd.	13,853	8,829
Sino-Ocean Group Holding Ltd.	125,931	27,076
Sinopec Engineering Group Co. Ltd., H Shares	23,207	11,078
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	228,062	51,473
Sinopharm Group Co. Ltd., H Shares	49,017	118,438
Sinotrans Ltd., H Shares	90,815	28,359
Sinotruk Hong Kong Ltd.	6,000	8,919
Sohu.com Ltd., ADR(a)	700	12,838
Sun Art Retail Group Ltd.	18,769	6,750
Sunac China Holdings Ltd.	20,312	16,637
Sunny Optical Technology Group Co. Ltd.	796	19,020
TAL Education Group, ADR(a)	1,908	5,419
Tencent Holdings Ltd.	5,170	281,017
Tencent Music Entertainment Group, ADR(a)	7,452	40,166
Tianneng Power International Ltd.(b)	8,000	7,331
Tingyi Cayman Islands Holding Corp.	11,885	26,284
Tsingtao Brewery Co. Ltd., H Shares	1,984	18,996
Vipshop Holdings Ltd., ADR(a)(b)	4,367	37,862
Want Want China Holdings Ltd.	20,656	21,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
China-(continued)
Weibo Corp., ADR(a)	823	$22,575
Weichai Power Co. Ltd., H Shares	58,368	98,603
WuXi AppTec Co. Ltd., H Shares(c)	1,128	16,080
Xiaomi Corp., B Shares(a)(c)	33,200	62,138
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(b)	22,600	36,849
Xinyuan Real Estate Co. Ltd., ADR	11,065	7,414
Yangzijiang Shipbuilding Holdings Ltd.	17,107	17,391
Yankuang Energy Group Co. Ltd., H Shares(b)	48,412	118,408
Yiren Digital Ltd., ADR(a)	4,042	10,509
Yuexiu Property Co. Ltd.	9,800	9,808
Yum China Holdings, Inc.	2,005	104,300
Zhengqi Holdings Co. Ltd., Rts., TBA(d)	1,142	0
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	13,000	13,651
Zhongsheng Group Holdings Ltd.	1,500	10,443
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	4,600	23,843
Zijin Mining Group Co. Ltd., H Shares	69,189	102,539
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	34,400	22,805
ZTE Corp., H Shares	20,850	51,150
ZTO Express Cayman, Inc., ADR	3,090	90,970

		15,613,630

Colombia-0.12%
Grupo de Inversiones Suramericana S.A.	3,963	32,466

Czech Rep-0.17%
CEZ A.S.	1,246	47,550

Egypt-0.07%
Commercial International Bank Egypt S.A.E.(a)	6,715	20,436

Greece-0.43%
Hellenic Telecommunications Organization S.A.	1,153	23,008
Motor Oil Hellas Corinth Refineries S.A.	1,180	18,998
OPAP S.A.	926	13,419
Public Power Corp. S.A.(a)	1,824	17,353
Star Bulk Carriers Corp.	976	29,358
Tsakos Energy Navigation Ltd.	2,317	18,883

		121,019

Hong Kong-0.13%
Jinmao Property Services Co. Ltd.(a)(c)(d)	1,124	1,082
Nine Dragons Paper Holdings Ltd.	11,182	10,690
Skyworth Group Ltd.(a)	43,409	24,589

		36,361

Hungary-0.23%
Gedeon Richter PLC	595	12,565
MOL Hungarian Oil & Gas PLC	6,820	53,554

		66,119

India-3.62%
Dr. Reddy’s Laboratories Ltd., ADR	605	32,319
ICICI Bank Ltd., ADR	15,585	303,440
Infosys Ltd., ADR	16,801	377,350
Tata Motors Ltd., ADR(a)(b)	4,054	122,796
Tata Steel Ltd., GDR(c)	5,637	91,010
Wipro Ltd., ADR	8,552	62,344
WNS (Holdings) Ltd., ADR(a)	344	28,425

		1,017,684

	Shares	Value
Indonesia-1.45%
PT Adaro Energy Tbk	239,585	$41,248
PT Astra International Tbk	146,489	59,138
PT Bank Mandiri (Persero) Tbk	129,896	70,073
PT Bank Rakyat Indonesia (Persero) Tbk	241,959	77,232
PT Indah Kiat Pulp & Paper Corp. Tbk	21,446	12,054
PT Indofood Sukses Makmur Tbk	40,902	17,651
PT Perusahaan Gas Negara Tbk(a)	188,746	19,067
PT Telkom Indonesia (Persero) Tbk	297,663	89,742
PT United Tractors Tbk	12,887	22,441

		408,646

Kuwait-0.15%
Agility Public Warehousing Co. KSC	5,617	18,945
Mobile Telecommunications Co. KSCP	11,082	22,691

		41,636

Malaysia-1.11%
Axiata Group Bhd	36,702	34,355
DRB-Hicom Bhd	34,200	12,056
Genting Bhd	29,382	32,531
Genting Malaysia Bhd	26,400	18,882
IJM Corp. Bhd	36,600	13,469
Kuala Lumpur Kepong Bhd	2,800	17,339
MISC Bhd	18,132	31,822
Petronas Chemicals Group Bhd	12,512	28,460
Sime Darby Bhd.	84,422	45,758
Telekom Malaysia Bhd	11,074	13,368
Tenaga Nasional Bhd.	28,898	63,166

		311,206

Mexico-3.97%
Alfa S.A.B. de C.V., Class A	60,079	45,105
Arca Continental S.A.B. de C.V.	4,931	32,609
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander(b)	11,114	12,581
Cemex S.A.B. de C.V., ADR(a)	21,796	111,160
Coca-Cola FEMSA S.A.B. de C.V., ADR	2,786	153,397
El Puerto de Liverpool S.A.B. de C.V., Series C-1	8,574	41,736
Fomento Economico Mexicano, S.A.B. de C.V., ADR	4,107	330,203
Gruma S.A.B. de C.V., Class B(b)	1,311	17,822
Grupo Bimbo S.A.B. de C.V., Series A(b)	12,456	38,449
Grupo Financiero Banorte S.A.B. de C.V., Class O(b)	11,877	80,530
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)(b)	16,068	26,250
Grupo Mexico S.A.B. de C.V., Class B	11,548	59,383
Grupo Televisa S.A.B., ADR	4,819	51,419
Industrias Penoles S.A.B. de C.V.	774	9,683
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	10,605	14,917
Orbia Advance Corp. S.A.B. de C.V.	7,449	19,074
Wal-Mart de Mexico S.A.B. de C.V., Series V	18,860	71,905

		1,116,223

Peru-0.10%
Cia de Minas Buenaventura S.A.A., ADR(a)(b)	2,867	28,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Philippines-0.14%
Ayala Corp.	1,193	$19,779
International Container Terminal Services, Inc.	5,060	20,845

		40,624

Poland-1.00%
Cyfrowy Polsat S.A.	1,726	11,202
Enea S.A.(a)	7,659	16,024
Grupa Lotos S.A.(a)	1,560	20,010
KGHM Polska Miedz S.A.	596	23,537
Orange Polska S.A.(a)	7,754	14,439
PGE Polska Grupa Energetyczna S.A.(a)	14,737	28,461
Polski Koncern Naftowy ORLEN S.A.	4,954	84,148
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,776	19,532
Powszechny Zaklad Ubezpieczen S.A.	6,470	48,317
Tauron Polska Energia S.A.(a)	25,719	15,146

		280,816

Russia-3.52%
Aeroflot PJSC(a)(d)	15,654	4,653
Alrosa PJSC(d)	20,898	14,564
Bashneft PJSC, Preference Shares(d)	3,265	16,251
Federal Grid Co. Unified Energy System PJSC(d)	4,903,095	3,599
Gazprom PJSC	192,768	292,117
Inter RAO UES PJSC(d)	484,005	11,144
Lenta International Co. PJSC, GDR(d)	7,182	6,979
Lukoil PJSC	5,375	127,620
Magnit PJSC(d)	825	20,642
MMC Norilsk Nickel PJSC	264	33,543
Mobile TeleSystems PJSC(d)	9,047	17,162
Nizhnekamskneftekhim PJSC, Preference Shares(d)	17,391	10,371
Novatek PJSC(d)	1,922	19,766
Novolipetsk Steel PJSC(d)	7,352	11,101
PhosAgro PJSC(d)	214	8,923
Polymetal International PLC(d)	1,099	7,947
Polyus PJSC(d)	91	8,184
Rosneft Oil Co. PJSC(d)	28,631	71,558
Rostelecom PJSC	15,754	11,445
RusHydro PJSC	1,184,728	7,295
Severstal PAO(d)	1,051	11,978
Sistema PJSFC(d)	55,673	5,612
Surgutneftegas PJSC	771,775	146,309
Tatneft PJSC	18,419	46,824
TCS Group Holding PLC, GDR(c)(d)	188	5,182
Transneft PJSC, Preference Shares(d)	26	31,411
X5 Retail Group N.V., GDR(c)(d)	3,143	32,252
Yandex N.V., Class A(a)(d)	322	5,065

		989,497

South Africa-2.78%
Aspen Pharmacare Holdings Ltd.	1,442	19,107
Barloworld Ltd.	2,511	19,963
Bid Corp. Ltd.	1,618	33,033
Bidvest Group Ltd. (The)	2,036	27,726
Capitec Bank Holdings Ltd.	190	25,506
Discovery Ltd.(a)	1,781	18,187
Exxaro Resources Ltd.	2,625	33,646
Foschini Group Ltd. (The)	1,565	12,614
Gold Fields Ltd.	2,093	29,255
Impala Platinum Holdings Ltd.	1,191	22,654
Motus Holdings Ltd.(b)	2,464	17,670

	Shares	Value
South Africa-(continued)
Mr Price Group Ltd.	957	$12,982
Nedbank Group Ltd.	983	13,905
Old Mutual Ltd.	73,603	60,474
Pick n Pay Stores Ltd.	3,893	11,589
Remgro Ltd.	4,289	38,783
Sanlam Ltd.	13,984	59,240
Sappi Ltd.(a)	8,385	27,887
Sasol Ltd.(a)	7,697	175,682
Shoprite Holdings Ltd.	3,056	45,289
Sibanye Stillwater Ltd.	5,636	26,419
SPAR Group Ltd. (The)	1,811	19,230
Tiger Brands Ltd.(b)	971	10,264
Woolworths Holdings Ltd.	6,442	21,053

		782,158

Switzerland-0.06%
Mediclinic International PLC(a)	3,892	17,260

Taiwan-13.89%
Acer, Inc.	24,169	25,124
ASE Technology Holding Co. Ltd.	18,457	66,830
Asia Cement Corp.	15,028	24,176
Asustek Computer, Inc.	4,855	64,335
AU Optronics Corp.	82,784	61,913
Catcher Technology Co. Ltd.	7,100	36,288
Chailease Holding Co. Ltd.	2,100	18,860
Cheng Shin Rubber Industry Co. Ltd.	11,108	14,221
Chicony Electronics Co. Ltd.	6,000	19,303
China Airlines Ltd.(a)	25,401	26,014
China Development Financial Holding Corp.	201,439	137,653
China Steel Corp.	59,512	76,531
Chunghwa Telecom Co. Ltd.	17,419	77,356
Compal Electronics, Inc.	103,252	93,970
Delta Electronics, Inc.	4,764	42,046
Eva Airways Corp.(a)	24,716	29,216
Evergreen Marine Corp. Taiwan Ltd.	4,000	20,594
Far Eastern New Century Corp.	41,520	43,822
Far EasTone Telecommunications Co. Ltd.	9,180	22,692
Formosa Chemicals & Fibre Corp.	25,552	72,119
Formosa Plastics Corp.	22,272	83,599
Foxconn Technology Co. Ltd.	9,653	22,022
Fubon Financial Holding Co. Ltd.	37,400	100,390
General Interface Solution Holding Ltd.	4,000	12,992
Hon Hai Precision Industry Co. Ltd.	144,589	532,556
Hotai Motor Co. Ltd.	792	17,840
Innolux Corp.	84,264	51,309
Inventec Corp.	40,325	37,246
Largan Precision Co. Ltd.	260	18,842
Lite-On Technology Corp.	14,514	35,491
MediaTek, Inc.	2,436	96,566
Mercuries & Associates Holding Ltd.	30,518	23,208
Mercuries Life Insurance Co. Ltd.(a)	82,587	26,299
Mercuries Life Insurance Co. Ltd., Rts., expiring 03/31/2022	10,642	254
Micro-Star International Co. Ltd.	2,040	11,354
Nan Ya Plastics Corp.	27,667	86,715
Nanya Technology Corp.	6,468	17,875
Novatek Microelectronics Corp.	889	14,555
Pegatron Corp.	42,819	105,666
Pou Chen Corp.	27,628	31,858
Powertech Technology, Inc.	5,877	19,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Taiwan-(continued)
President Chain Store Corp.	2,402	$22,430
Qisda Corp.	15,000	16,456
Quanta Computer, Inc.	26,874	89,936
Radiant Opto-Electronics Corp.	3,000	10,763
Realtek Semiconductor Corp.	780	12,735
Shin Kong Financial Holding Co. Ltd.	120,000	48,706
Silicon Motion Technology Corp., ADR	224	16,249
Sino-American Silicon Products, Inc.	2,586	16,885
Synnex Technology International Corp.	12,879	33,277
Taiwan Cement Corp.	24,481	41,347
Taiwan Mobile Co. Ltd.	7,381	27,275
Taiwan Semiconductor Manufacturing Co. Ltd.	39,107	832,668
Teco Electric and Machinery Co. Ltd.	13,556	14,552
TPK Holding Co. Ltd.	8,240	11,328
Unimicron Technology Corp.	4,519	41,306
Uni-President Enterprises Corp.	29,385	70,446
United Microelectronics Corp.	42,003	78,270
Walsin Lihwa Corp.	22,141	22,099
Winbond Electronics Corp.	12,000	14,194
Wistron Corp.	69,194	72,563
WPG Holdings Ltd.	28,406	56,529
Yageo Corp.	1,150	18,553
Zhen Ding Technology Holding Ltd.	5,101	16,936

		3,904,998

Thailand-1.39%
Advanced Info Service PCL, NVDR	4,005	28,114
Airports of Thailand PCL, NVDR(a)	6,825	13,479
Charoen Pokphand Foods PCL, NVDR	25,371	19,606
CP ALL PCL, NVDR	18,564	38,783
Indorama Ventures PCL, NVDR	10,924	15,116
IRPC PCL, NVDR	132,502	15,409
PTT Exploration & Production PCL, NVDR	10,116	42,259
PTT Global Chemical PCL, NVDR	16,835	27,414
PTT PCL, NVDR	106,996	129,995
Siam Cement PCL (The), NVDR	2,132	25,621
Thai Beverage PCL	31,597	15,479
Thai Oil PCL, NVDR	11,367	18,850

		390,125

Investment Abbreviations:

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

TBA-To Be Announced

	Shares	Value
Turkey-0.59%
BIM Birlesik Magazalar A.S.	2,868	$15,127
Eregli Demir ve Celik Fabrikalari TAS	20,413	45,776
Is Yatirim Menkul Degerler A.S.	6,745	8,536
Turk Hava Yollari AO(a)	14,400	26,619
Turkcell Iletisim Hizmetleri A.S.	15,321	22,598
Turkiye Petrol Rafinerileri A.S.(a)	2,633	36,646
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	39,165	9,438

		164,740

United Arab Emirates-0.28%
Aldar Properties PJSC	17,846	20,456
Emaar Properties PJSC	41,831	58,066

		78,522

United Republic of Tanzania-0.09%
AngloGold Ashanti Ltd.	1,075	25,060

United States-0.26%
JBS S.A.	10,571	73,644

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $29,966,967)		28,103,958

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.33%
Invesco Private Government Fund, 0.12%(e)(f)(g).	196,561	196,561
Invesco Private Prime Fund, 0.08%(e)(f)(g)	458,597	458,643

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $655,204)		655,204

TOTAL INVESTMENTS IN SECURITIES-102.30% (Cost $30,622,171)		28,759,162

OTHER ASSETS LESS LIABILITIES-(2.30)%		(647,235)

NET ASSETS-100.00%		$28,111,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $791,072, which represented 2.81% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,489,313	$(2,489,313)	$-	$-	$-	$10

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	122,013	1,591,797	(1,517,249)	-	-	196,561	28	*

Invesco Private Prime Fund	284,696	3,020,170	(2,846,051)	-	(172)	458,643	245	*

Total	$406,709	$7,101,280	$(6,852,613)	$-	$(172)	$655,204	$283

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2022

Energy	26.68

Financials	16.10

Information Technology	12.97

Materials	9.83

Industrials	7.80

Consumer Discretionary	6.56

Communication Services	6.13

Consumer Staples	5.32

Utilities	4.22

Real Estate	3.05

Health Care	1.31

Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFITM Strategic US ETF (IUS)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-10.64%
Activision Blizzard, Inc.	2,047	$166,831
Alphabet, Inc., Class A(b)	2,546	6,877,102
Altice USA, Inc., Class A(b)	6,335	73,233
AT&T, Inc.	146,504	3,470,680
Charter Communications, Inc., Class A(b)	1,312	789,535
Comcast Corp., Class A	35,982	1,682,518
Discovery, Inc., Class A(b)	7,877	220,950
DISH Network Corp., Class A(b)	4,562	145,802
Electronic Arts, Inc.	1,270	165,214
Fox Corp., Class A	6,678	279,341
Interpublic Group of Cos., Inc. (The)	3,729	137,227
Liberty Global PLC, Class C (United Kingdom)(b)	12,675	327,902
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	3,982	200,374
Loyalty Ventures, Inc.(b)	292	7,008
Lumen Technologies, Inc.(c)	29,777	308,490
Meta Platforms, Inc., Class A(b)	8,322	1,756,192
Netflix, Inc.(b)	377	148,734
News Corp., Class A	4,938	110,216
Nexstar Media Group, Inc., Class A	516	95,486
Omnicom Group, Inc.	2,061	172,897
Paramount Global, Class B	7,645	234,013
Sinclair Broadcast Group, Inc., Class A	2,309	69,270
Take-Two Interactive Software, Inc.(b)	328	53,136
Telephone & Data Systems, Inc.	3,569	61,922
T-Mobile US, Inc.(b)	5,871	723,366
Twitter, Inc.(b)	1,957	69,571
Verizon Communications, Inc.	47,731	2,561,723
Walt Disney Co. (The)(b)	6,838	1,015,170

		21,923,903

Consumer Discretionary-9.94%
Adient PLC(b)	1,526	68,289
Advance Auto Parts, Inc.	621	126,982
Amazon.com, Inc.(b)	971	2,982,193
Aptiv PLC(b)	1,077	139,407
Aramark	2,677	98,942
Asbury Automotive Group, Inc.(b)	274	53,186
Autoliv, Inc. (Sweden)	713	62,751
AutoNation, Inc.(b)	1,050	120,393
AutoZone, Inc.(b)	138	257,148
Bath & Body Works, Inc.	1,323	70,609
Bed Bath & Beyond, Inc.(b)(c)	3,073	51,903
Best Buy Co., Inc.	3,389	327,513
Booking Holdings, Inc.(b)	126	273,703
BorgWarner, Inc.	2,205	90,427
Brunswick Corp.	668	63,807
Capri Holdings Ltd.(b)	1,099	74,446
CarMax, Inc.(b)	1,304	142,566
Chipotle Mexican Grill, Inc.(b)	49	74,644
D.R. Horton, Inc.	2,473	211,194
Dana, Inc.	2,256	42,007
Darden Restaurants, Inc.	678	98,459
Dick’s Sporting Goods, Inc.(c)	1,217	127,785
Dollar General Corp.	2,094	415,324
Dollar Tree, Inc.(b)	2,202	312,860

	Shares	Value
Consumer Discretionary-(continued)
eBay, Inc.	7,482	$408,442
Foot Locker, Inc.(c)	1,261	39,873
Ford Motor Co.	110,317	1,937,167
Gap, Inc. (The)(c)	1,958	28,489
Garmin Ltd.	573	63,282
General Motors Co.(b)	22,193	1,036,857
Gentex Corp.	1,658	50,188
Genuine Parts Co.	1,323	161,618
Goodyear Tire & Rubber Co. (The)(b)(c)	5,924	91,763
Group 1 Automotive, Inc.	483	87,872
Hanesbrands, Inc.	3,980	61,491
Harley-Davidson, Inc.	1,549	63,974
Hasbro, Inc.	840	81,522
Hilton Worldwide Holdings, Inc.(b)	780	116,111
Home Depot, Inc. (The)	5,282	1,668,214
Kohl’s Corp.(c)	3,180	176,872
Lear Corp.	766	120,522
Leggett & Platt, Inc.(c)	1,055	39,119
Lennar Corp., Class A	3,615	324,916
Lithia Motors, Inc., Class A	259	88,272
LKQ Corp.	2,665	125,122
Lowe’s Cos., Inc.	5,333	1,178,913
Macy’s, Inc.	8,948	231,932
Marriott International, Inc., Class A(b)	1,105	188,005
Marriott Vacations Worldwide Corp.	325	52,218
McDonald’s Corp.	2,399	587,203
Mohawk Industries, Inc.(b)	606	85,313
Murphy USA, Inc.	581	105,010
Newell Brands, Inc.	4,515	107,231
NIKE, Inc., Class B	3,975	542,786
NVR, Inc.(b)	22	109,086
ODP Corp. (The)(b)	1,746	76,824
O’Reilly Automotive, Inc.(b)	395	256,450
Penske Automotive Group, Inc.	679	66,739
Polaris, Inc.	585	71,083
PulteGroup, Inc.	2,735	135,820
PVH Corp.	975	95,443
Qurate Retail, Inc., Class A	13,838	76,247
Ralph Lauren Corp.(c)	671	88,599
Ross Stores, Inc.	1,451	132,607
Service Corp. International	1,447	88,050
Signet Jewelers Ltd.	963	67,892
Starbucks Corp.	3,181	291,984
Tapestry, Inc.	1,906	77,955
Target Corp.	3,973	793,686
Taylor Morrison Home Corp., Class A(b)	2,569	75,786
Tenneco, Inc., Class A(b)	5,888	113,521
Tesla, Inc.(b)	469	408,232
Thor Industries, Inc.(c)	586	53,033
TJX Cos., Inc. (The)	5,782	382,190
Toll Brothers, Inc.	1,928	104,613
Tractor Supply Co.	686	139,800
Tri Pointe Homes, Inc.(b)	2,461	55,053
Ulta Beauty, Inc.(b)	266	99,617
VF Corp.	2,013	116,794
Victoria’s Secret & Co.(b)(c)	435	23,329
Wayfair, Inc., Class A(b)(c)	266	37,471
Whirlpool Corp.	787	158,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.(c)	556	$80,542
Yum! Brands, Inc.	525	64,355

		20,478,035

Consumer Staples-9.08%
Altria Group, Inc.	15,050	771,915
Archer-Daniels-Midland Co.	6,023	472,504
BJ’s Wholesale Club Holdings, Inc.(b)	2,059	129,449
Brown-Forman Corp., Class B	861	56,163
Bunge Ltd.	2,084	217,882
Campbell Soup Co.	1,562	70,243
Casey’s General Stores, Inc.	302	56,800
Church & Dwight Co., Inc.	1,049	102,645
Clorox Co. (The)	751	109,488
Coca-Cola Co. (The)	17,974	1,118,702
Colgate-Palmolive Co.	3,916	301,336
Conagra Brands, Inc.	4,468	156,246
Constellation Brands, Inc., Class A	892	192,333
Costco Wholesale Corp.	3,276	1,701,063
Estee Lauder Cos., Inc. (The), Class A	803	237,953
General Mills, Inc.	4,736	319,348
Herbalife Nutrition Ltd.(b)(c)	1,322	47,037
Hershey Co. (The)	885	179,000
Hormel Foods Corp.	2,952	140,633
Ingredion, Inc.	777	68,951
JM Smucker Co. (The)	1,219	164,260
Kellogg Co.	2,265	144,824
Keurig Dr Pepper, Inc.	4,316	166,900
Kimberly-Clark Corp.	2,324	302,469
Kraft Heinz Co. (The)	12,779	501,192
Kroger Co. (The)	24,498	1,146,506
McCormick & Co., Inc.	1,092	103,926
Molson Coors Beverage Co., Class B	3,437	179,343
Mondelez International, Inc., Class A	9,313	609,815
Monster Beverage Corp.(b)	963	81,277
Nomad Foods Ltd. (United Kingdom)(b)(c)	1,944	48,950
PepsiCo, Inc.	7,614	1,246,716
Performance Food Group Co.(b)	2,753	154,278
Philip Morris International, Inc.	7,411	749,030
Post Holdings, Inc.(b)	822	86,425
Procter & Gamble Co. (The)	14,617	2,278,644
Rite Aid Corp.(b)(c)	5,929	54,310
SpartanNash Co.	2,629	73,980
Spectrum Brands Holdings, Inc.	638	59,194
Sysco Corp.	4,637	403,883
Tyson Foods, Inc., Class A	5,393	499,715
United Natural Foods, Inc.(b)	3,794	152,633
US Foods Holding Corp.(b)	3,857	150,770
Walgreens Boots Alliance, Inc.	16,000	737,440
Walmart, Inc.	15,947	2,155,397

		18,701,568

Energy-8.92%
Antero Resources Corp.(b)	5,788	132,719
APA Corp.	3,996	142,377
Baker Hughes Co., Class A	10,967	322,210
Cheniere Energy, Inc.	1,268	168,517
Chevron Corp.	25,232	3,633,408
ConocoPhillips	12,787	1,212,975
Coterra Energy, Inc.	3,644	85,015
Devon Energy Corp.	4,899	291,735

	Shares	Value
Energy-(continued)
DT Midstream, Inc.	936	$49,702
EOG Resources, Inc.	5,120	588,390
Exxon Mobil Corp.	60,644	4,755,702
Halliburton Co.	9,453	316,959
Helmerich & Payne, Inc.(c)	2,150	77,895
Hess Corp.	1,419	143,404
HollyFrontier Corp.	4,130	125,759
Kinder Morgan, Inc.	25,704	447,250
Marathon Petroleum Corp.	13,022	1,014,023
NOV, Inc.	6,340	108,731
Occidental Petroleum Corp.	19,089	834,762
ONEOK, Inc.	4,155	271,322
Ovintiv, Inc.	6,156	282,253
PBF Energy, Inc., Class A(b)	5,295	88,003
Phillips 66	8,826	743,502
Pioneer Natural Resources Co.	1,447	346,701
Schlumberger N.V.	14,967	587,305
Targa Resources Corp.	3,750	245,138
TechnipFMC PLC (United Kingdom)(b)	13,198	90,406
Valero Energy Corp.	8,938	746,412
Williams Cos., Inc. (The)	12,408	388,122
World Fuel Services Corp.	4,440	125,830

		18,366,527

Financials-8.38%
Affiliated Managers Group, Inc.	507	70,148
Alleghany Corp.(b)	193	127,751
Allstate Corp. (The)	5,467	668,942
American Express Co.	3,953	769,017
Aon PLC, Class A	1,028	300,320
Apollo Global Management, Inc.(c)	996	64,999
Arch Capital Group Ltd.(b)	4,706	221,700
Arthur J. Gallagher & Co.	904	143,004
Assurant, Inc.	870	147,648
AXIS Capital Holdings Ltd.	1,434	78,325
Berkshire Hathaway, Inc., Class B(b)	21,376	6,871,315
Blackstone, Inc., Class A	3,461	441,174
Brown & Brown, Inc.	1,077	72,816
Cboe Global Markets, Inc.	880	103,215
Chubb Ltd.	5,371	1,093,750
Cincinnati Financial Corp.	1,315	161,469
Everest Re Group Ltd.	731	217,999
Fidelity National Financial, Inc.	3,203	152,591
First American Financial Corp.	1,547	103,711
Franklin Resources, Inc.	2,814	83,660
Globe Life, Inc.	1,302	131,450
Hanover Insurance Group, Inc. (The)	602	83,985
Hartford Financial Services Group, Inc. (The)	5,332	370,467
Janus Henderson Group PLC	2,297	77,110
Kemper Corp.	925	49,432
Lazard Ltd., Class A	1,150	39,767
Loews Corp.	4,314	264,621
LPL Financial Holdings, Inc.	499	90,294
Markel Corp.(b)	128	159,092
Marsh & McLennan Cos., Inc.	2,104	326,983
MGIC Investment Corp.	4,635	70,359
Moody’s Corp.	443	142,659
Mr. Cooper Group, Inc.(b)	1,668	84,784
MSCI, Inc.	152	76,257
Nasdaq, Inc.	559	95,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Old Republic International Corp.	4,804	$126,585
OneMain Holdings, Inc.	2,013	102,623
Progressive Corp. (The)	5,913	626,364
Radian Group, Inc.	3,077	73,540
Raymond James Financial, Inc.	2,116	232,019
Reinsurance Group of America, Inc.	2,122	235,245
S&P Global, Inc.(c)	1,096	411,722
StoneX Group, Inc.(b)	3,194	240,987
T. Rowe Price Group, Inc.	1,246	180,122
Travelers Cos., Inc. (The)	3,746	643,675
Unum Group	5,865	163,751
W.R. Berkley Corp.	1,472	132,922
Willis Towers Watson PLC	663	147,385

		17,273,427

Health Care-15.74%
Abbott Laboratories	6,291	758,820
AbbVie, Inc.	9,550	1,411,203
Agilent Technologies, Inc.	1,033	134,662
Align Technology, Inc.(b)	88	45,008
AmerisourceBergen Corp.	5,911	842,495
Amgen, Inc.(c)	3,595	814,196
Anthem, Inc.	2,990	1,351,032
Avantor, Inc.(b)	2,806	97,340
Baxter International, Inc.	2,653	225,425
Becton, Dickinson and Co.	1,641	445,170
Biogen, Inc.(b)	2,487	524,782
Bio-Rad Laboratories, Inc., Class A(b)	114	71,359
Boston Scientific Corp.(b)	4,761	210,293
Bristol-Myers Squibb Co.	19,817	1,360,833
Cardinal Health, Inc.	14,351	775,098
Centene Corp.(b)	9,513	785,964
Cerner Corp.	2,163	201,700
Cigna Corp.	5,442	1,293,999
Community Health Systems, Inc.(b)	6,170	64,847
Cooper Cos., Inc. (The)	149	60,944
CVS Health Corp.	24,851	2,575,806
Danaher Corp.	1,735	476,101
DaVita, Inc.(b)	1,886	212,684
DENTSPLY SIRONA, Inc.	1,261	68,271
Edwards Lifesciences Corp.(b)	1,210	135,968
Elanco Animal Health, Inc.(b)	1,729	49,121
Eli Lilly and Co.	2,383	595,631
Encompass Health Corp.	640	42,253
Gilead Sciences, Inc.	11,189	675,816
HCA Healthcare, Inc.	2,277	569,956
Henry Schein, Inc.(b)	1,228	106,075
Hologic, Inc.(b)	1,521	108,250
Humana, Inc.	1,470	638,450
Illumina, Inc.(b)	286	93,408
Intuitive Surgical, Inc.(b)	505	146,617
IQVIA Holdings, Inc.(b)	761	175,121
Jazz Pharmaceuticals PLC(b)	370	50,845
Johnson & Johnson	13,080	2,152,576
Laboratory Corp. of America Holdings(b)	668	181,202
McKesson Corp.	6,409	1,762,219
Medtronic PLC	6,756	709,312
Merck & Co., Inc.	15,225	1,165,931
Mettler-Toledo International, Inc.(b)	58	81,707
Molina Healthcare, Inc.(b)	619	189,953

	Shares	Value
Health Care-(continued)
PerkinElmer, Inc.	409	$73,460
Perrigo Co. PLC	1,908	67,772
Pfizer, Inc.	37,949	1,781,326
Quest Diagnostics, Inc.	1,267	166,319
Regeneron Pharmaceuticals, Inc.(b)	929	574,456
ResMed, Inc.	335	82,661
STERIS PLC	343	82,320
Stryker Corp.	1,031	271,514
Tenet Healthcare Corp.(b)	2,512	216,007
Thermo Fisher Scientific, Inc.	1,444	785,536
UnitedHealth Group, Inc.	6,360	3,026,533
Universal Health Services, Inc., Class B	1,042	149,975
Vertex Pharmaceuticals, Inc.(b)	880	202,418
Viatris, Inc.	12,683	139,640
Waters Corp.(b)	255	80,766
Zimmer Biomet Holdings, Inc.	970	123,374
Zoetis, Inc.	853	165,183

		32,427,703

Industrials-8.96%
3M Co.	3,259	484,450
A.O. Smith Corp.	809	55,481
Acuity Brands, Inc.	301	54,893
AECOM	1,803	131,006
AGCO Corp.	572	68,732
AMETEK, Inc.	766	99,419
Avis Budget Group, Inc.(b)	904	165,830
Booz Allen Hamilton Holding Corp.	965	77,866
Builders FirstSource, Inc.(b)	1,235	91,909
C.H. Robinson Worldwide, Inc.	1,307	126,361
CACI International, Inc., Class A(b)	259	72,466
Carlisle Cos., Inc.	436	103,506
Caterpillar, Inc.	3,080	577,746
Cintas Corp.	326	122,354
CSX Corp.	12,072	409,362
Cummins, Inc.	1,252	255,558
Deere & Co.	1,411	507,988
Dover Corp.	723	113,410
Eaton Corp. PLC	2,958	456,390
EMCOR Group, Inc.	634	73,252
Emerson Electric Co.	3,606	335,070
Equifax, Inc.	282	61,572
Expeditors International of Washington, Inc.	810	83,722
Fastenal Co.	2,114	108,786
FedEx Corp.	2,064	458,765
Fluor Corp.(b)(c)	4,847	104,986
Fortive Corp.	1,687	109,233
Fortune Brands Home & Security, Inc.	801	69,607
General Dynamics Corp.	2,490	583,781
General Electric Co.	7,332	700,279
GXO Logistics, Inc.(b)	718	60,262
Honeywell International, Inc.	3,613	685,567
Howmet Aerospace, Inc.	2,159	77,551
Hubbell, Inc.	344	61,318
Huntington Ingalls Industries, Inc.	458	93,615
Illinois Tool Works, Inc.	1,263	273,237
Ingersoll Rand, Inc.	1,495	75,527
J.B. Hunt Transport Services, Inc.	486	98,624
Jacobs Engineering Group, Inc.	920	113,160
Johnson Controls International PLC	7,632	495,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Knight-Swift Transportation Holdings, Inc.	1,771	$96,484
L3Harris Technologies, Inc.	1,654	417,321
Leidos Holdings, Inc.	1,271	129,439
Lockheed Martin Corp.	1,998	866,732
ManpowerGroup, Inc.	1,230	130,724
Masco Corp.	1,968	110,287
MasTec, Inc.(b)(c)	461	36,308
MDU Resources Group, Inc.	2,182	58,412
MSC Industrial Direct Co., Inc., Class A	604	46,798
Nielsen Holdings PLC	2,831	49,316
Norfolk Southern Corp.	1,442	369,902
Northrop Grumman Corp.	1,283	567,266
Old Dominion Freight Line, Inc.	313	98,291
Oshkosh Corp.(c)	586	65,069
Owens Corning	1,018	94,867
PACCAR, Inc.	3,320	304,809
Parker-Hannifin Corp.	668	197,989
Pentair PLC	843	48,818
Quanta Services, Inc.	1,327	144,563
Raytheon Technologies Corp.	10,684	1,097,247
Republic Services, Inc.	1,258	151,312
Robert Half International, Inc.	765	92,022
Rockwell Automation, Inc.	450	119,961
Roper Technologies, Inc.	313	140,293
Rush Enterprises, Inc., Class A	1,078	55,991
Ryder System, Inc.	1,473	116,131
Schneider National, Inc., Class B	2,281	59,580
Science Applications International Corp.	763	66,908
Sensata Technologies Holding PLC(b)	918	53,161
Snap-on, Inc.	364	76,506
Southwest Airlines Co.(b)	900	39,420
Stanley Black & Decker, Inc.	933	151,799
Textron, Inc.	1,984	145,090
Trane Technologies PLC	1,004	154,546
TransDigm Group, Inc.(b)	252	167,981
TransUnion	493	44,745
Trinity Industries, Inc.(c)	2,083	60,115
Uber Technologies, Inc.(b)	1,096	39,489
Union Pacific Corp.	3,656	899,193
United Parcel Service, Inc., Class B	4,282	901,019
United Rentals, Inc.(b)	524	168,529
Univar Solutions, Inc.(b)	2,207	67,777
Verisk Analytics, Inc.	497	88,138
W.W. Grainger, Inc.	285	135,962
Wabtec Corp.	1,687	156,587
Waste Connections, Inc.	1,060	130,899
Waste Management, Inc.	1,989	287,212
Watsco, Inc.	206	56,250
WESCO International, Inc.(b)	694	84,481
XPO Logistics, Inc.(b)	725	52,693
Xylem, Inc.	670	59,597

		18,452,445

Information Technology-21.31%
Accenture PLC, Class A	2,856	902,553
Adobe, Inc.(b)	1,002	468,615
Advanced Micro Devices, Inc.(b)	1,256	154,915
Akamai Technologies, Inc.(b)	796	86,175
Alliance Data Systems Corp.	785	52,948
Amdocs Ltd.	1,254	98,690

	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	2,436	$185,160
Analog Devices, Inc.	1,471	235,787
ANSYS, Inc.(b)	169	54,788
Apple, Inc.	75,235	12,422,803
Applied Materials, Inc.	2,756	369,855
Arista Networks, Inc.(b)	729	89,470
Arrow Electronics, Inc.(b)	1,863	227,063
Autodesk, Inc.(b)	344	75,759
Automatic Data Processing, Inc.	1,680	343,459
Avnet, Inc.	3,092	130,080
Block, Inc., Class A(b)	371	47,303
Broadcom, Inc.	2,103	1,235,386
Broadridge Financial Solutions, Inc.	417	60,970
Cadence Design Systems, Inc.(b)	613	92,827
CDW Corp.	965	166,424
Cisco Systems, Inc.	28,021	1,562,731
Citrix Systems, Inc.	1,048	107,420
Cognizant Technology Solutions Corp., Class A	4,777	411,443
CommScope Holding Co., Inc.(b)	3,295	31,434
Corning, Inc.	5,217	210,767
Dell Technologies, Inc., Class C(b)	6,993	356,363
DXC Technology Co.(b)	4,915	167,258
Fiserv, Inc.(b)	3,808	371,927
FleetCor Technologies, Inc.(b)	469	109,840
Flex Ltd.(b)	6,767	111,588
Fortinet, Inc.(b)	407	140,220
Gartner, Inc.(b)	255	71,507
GoDaddy, Inc., Class A(b)	935	77,988
Hewlett Packard Enterprise Co.	23,385	372,289
HP, Inc.	19,275	662,289
Insight Enterprises, Inc.(b)(c)	549	57,096
Intel Corp.	53,319	2,543,316
International Business Machines Corp.	8,798	1,077,843
Intuit, Inc.	467	221,531
Jabil, Inc.	3,176	183,605
Juniper Networks, Inc.	4,064	137,323
Keysight Technologies, Inc.(b)	660	103,864
KLA Corp.	572	199,342
Kyndryl Holdings, Inc.(b)	1,727	27,390
Lam Research Corp.	476	267,203
Marvell Technology, Inc.	2,471	168,843
Mastercard, Inc., Class A	1,878	677,620
Microchip Technology, Inc.	1,734	121,952
Micron Technology, Inc.	7,374	655,254
Microsoft Corp.	22,177	6,626,266
Motorola Solutions, Inc.	640	141,075
NCR Corp.(b)(c)	1,452	58,835
NetApp, Inc.	1,624	127,289
NortonLifeLock, Inc.	15,274	442,641
NVIDIA Corp.	2,472	602,797
ON Semiconductor Corp.(b)	1,870	117,081
Oracle Corp.	14,818	1,125,724
Palo Alto Networks, Inc.(b)	342	203,234
Paychex, Inc.	1,146	136,443
PayPal Holdings, Inc.(b)	2,000	223,860
Qorvo, Inc.(b)	589	80,563
QUALCOMM, Inc.	5,133	882,825
salesforce.com, inc.(b)	2,030	427,376
Sanmina Corp.(b)	1,405	55,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Seagate Technology Holdings PLC	2,199	$226,849
ServiceNow, Inc.(b)	224	129,902
Skyworks Solutions, Inc.	820	113,299
SS&C Technologies Holdings, Inc.	1,321	99,035
Synopsys, Inc.(b)	420	131,204
TD SYNNEX Corp.	1,168	118,937
TE Connectivity Ltd. (Switzerland)	1,893	269,620
Teradyne, Inc.	496	58,488
Texas Instruments, Inc.	3,449	586,296
Trimble, Inc.(b)	785	54,754
VeriSign, Inc.(b)	273	58,346
Visa, Inc., Class A(c)	5,469	1,181,960
VMware, Inc., Class A	4,328	507,761
Western Digital Corp.(b)	2,595	132,189
Western Union Co. (The)(c)	3,445	62,630
Workday, Inc., Class A(b)	268	61,385
Xerox Holdings Corp.	5,162	101,743
Zebra Technologies Corp., Class A(b)	136	56,214

		43,910,788

Materials-3.72%
Air Products and Chemicals, Inc.	905	213,851
Albemarle Corp.	458	89,718
Alcoa Corp.	2,312	174,186
Amcor PLC	16,451	191,325
Avery Dennison Corp.	374	65,899
Ball Corp.	1,625	145,828
Berry Global Group, Inc.(b)	1,520	92,188
Celanese Corp.	840	116,995
CF Industries Holdings, Inc.	1,947	158,077
Chemours Co. (The)	1,748	48,245
Commercial Metals Co.	1,857	71,587
Corteva, Inc.	6,917	359,892
Crown Holdings, Inc.	913	111,998
Dow, Inc.	8,229	485,182
DuPont de Nemours, Inc.	6,254	483,872
Eastman Chemical Co.	1,204	142,638
Ecolab, Inc.	824	145,238
FMC Corp.	668	78,323
Freeport-McMoRan, Inc.	4,735	222,308
Graphic Packaging Holding Co.	4,468	91,951
Huntsman Corp.	2,594	104,901
International Flavors & Fragrances, Inc.	792	105,336
International Paper Co.	4,471	194,623
Linde PLC (United Kingdom)	3,049	894,089
LyondellBasell Industries N.V., Class A	3,222	313,275
Martin Marietta Materials, Inc.	274	103,956
Mosaic Co. (The)	3,926	205,840
Newmont Corp.	5,413	358,341
Nucor Corp.	2,734	359,849
Olin Corp.	1,385	71,341
Packaging Corp. of America	650	95,674
PPG Industries, Inc.	1,056	140,923
Reliance Steel & Aluminum Co.	817	155,941
RPM International, Inc.	730	61,736
Sherwin-Williams Co. (The)	1,124	295,758
Sonoco Products Co.	931	54,668
Steel Dynamics, Inc.	1,988	140,313
Sylvamo Corp.(b)	408	14,239
Ternium S.A., ADR (Mexico)	3,456	135,752

	Shares	Value
Materials-(continued)
United States Steel Corp.(c)	3,410	$92,786
Vulcan Materials Co.	565	102,519
WestRock Co.	3,957	179,133

		7,670,294

Real Estate-0.70%
American Tower Corp.	1,260	285,856
CBRE Group, Inc., Class A(b)	2,155	208,712
Equinix, Inc.	243	172,464
Iron Mountain, Inc.	2,144	105,442
Jones Lang LaSalle, Inc.(b)	591	145,516
Public Storage	783	277,981
SBA Communications Corp., Class A	354	107,400
Weyerhaeuser Co.	3,544	137,791

		1,441,162

Utilities-2.43%
AES Corp. (The)	5,848	124,153
Alliant Energy Corp.	1,345	78,548
Ameren Corp.	1,883	161,844
American Electric Power Co., Inc.	4,244	384,719
Atmos Energy Corp.	823	90,374
CenterPoint Energy, Inc.	6,039	165,167
CMS Energy Corp.	1,755	112,337
Consolidated Edison, Inc.	3,499	300,109
Constellation Energy Corp.	4,286	197,070
DTE Energy Co.	1,906	231,750
Edison International	3,958	251,016
Entergy Corp.	2,212	232,724
Evergy, Inc.	2,698	168,382
Eversource Energy	2,659	217,506
Exelon Corp.	12,869	547,705
FirstEnergy Corp.	5,189	217,160
NiSource, Inc.	4,334	125,383
NRG Energy, Inc.	3,770	142,657
OGE Energy Corp.	2,064	77,503
Pinnacle West Capital Corp.	1,148	81,313
Public Service Enterprise Group, Inc.	4,608	298,737
UGI Corp.	2,184	83,953
Vistra Corp.	11,540	263,343
WEC Energy Group, Inc.	2,231	202,753
Xcel Energy, Inc.	3,721	250,535

		5,006,741

Total Common Stocks & Other Equity Interests (Cost $164,244,100)		205,652,593

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $28,209)	28,209	28,209

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $164,272,309)		205,680,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.86%
Invesco Private Government Fund, 0.12%(d)(e)(f)	1,145,437	$1,145,437
Invesco Private Prime Fund, 0.08%(d)(e)(f)	2,678,155	2,678,422

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,824,044)		3,823,859

TOTAL INVESTMENTS IN SECURITIES-101.69% (Cost $168,096,353)		209,504,661
OTHER ASSETS LESS LIABILITIES-(1.69)%		(3,480,989)

NET ASSETS-100.00%		$206,023,672

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,302,268	$(2,274,059)	$-	$-	$28,209	$18

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	303,264	3,647,215	(2,805,042)	-	-	1,145,437	103	*

Invesco Private Prime Fund	707,615	7,263,428	(5,292,100)	(185)	(336)	2,678,422	831	*

Total	$1,010,879	$13,212,911	$(10,371,201)	$(185)	$(336)	$3,852,068	$952

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Information Technology	21.31

Health Care	15.74

Communication Services	10.64

Consumer Discretionary	9.94

Consumer Staples	9.08

Industrials	8.96

Energy	8.92

Financials	8.38

Materials	3.72

Sector Types Each Less Than 3%	3.13

Money Market Funds Plus Other Assets Less Liabilities	0.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFITM Strategic US Small Company ETF (IUSS)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-3.46%
Advantage Solutions, Inc.(b)(c)	725	$5,706
AMC Networks, Inc., Class A(b)(c)	2,174	90,112
Angi, Inc., Class A(b)(c)	4,593	31,646
ATN International, Inc.	366	12,199
Audacy, Inc.(b)(c)	7,926	24,571
Bandwidth, Inc., Class A(b)(c)	78	2,383
Cable One, Inc.	37	53,015
Cardlytics, Inc.(b)(c)	43	2,494
Cargurus, Inc.(b)	641	31,056
Cars.com, Inc.(b)	1,822	29,480
Cogent Communications Holdings, Inc.	377	23,902
comScore, Inc.(b)(c)	1,887	4,944
Consolidated Communications Holdings, Inc.(b)	4,714	33,564
E.W. Scripps Co. (The), Class A(b)	1,884	41,938
EchoStar Corp., Class A(b)	4,939	120,215
EverQuote, Inc., Class A(b)	164	2,440
Globalstar, Inc.(b)	2,616	3,087
Gravity Co. Ltd., ADR (South Korea)(b)	44	2,272
Gray Television, Inc.(c)	4,467	104,662
iClick Interactive Asia Group Ltd., ADR (China)(b)	393	951
iHeartMedia, Inc., Class A(b)	3,593	77,070
Iridium Communications, Inc.(b)	1,196	47,350
John Wiley & Sons, Inc., Class A	1,135	57,102
Liberty Latin America Ltd., Class A (Chile)(b)	4,126	41,466
Lions Gate Entertainment Corp., Class A(b)(c)	5,932	91,116
Madison Square Garden Sports Corp., Class A(b) .	115	19,895
Magnite, Inc.(b)(c)	214	3,120
Manchester United PLC, Class A (United Kingdom)	1,988	26,739
New York Times Co. (The), Class A	1,589	69,900
Pinterest, Inc., Class A(b)	1,344	35,952
QuinStreet, Inc.(b)	737	8,291
Roku, Inc., Class A(b)	127	17,720
Scholastic Corp.	1,180	49,654
Sirius XM Holdings, Inc.(c)	18,059	111,243
Snap, Inc., Class A(b)	726	28,996
Spok Holdings, Inc.	747	6,544
TechTarget, Inc.(b)(c)	125	9,797
TEGNA, Inc.	5,824	133,486
TripAdvisor, Inc.(b)	1,714	43,604
TrueCar, Inc.(b)	2,776	9,272
United States Cellular Corp.(b)	1,415	38,927
WideOpenWest, Inc.(b)	1,018	17,296
World Wrestling Entertainment, Inc., Class A(c)	945	56,001
Yelp, Inc.(b)	1,442	48,869
Ziff Davis, Inc.(b)	737	74,142
Zynga, Inc., Class A(b)	7,922	71,932

		1,816,121

Consumer Discretionary-15.00%
1-800-Flowers.com, Inc., Class A(b)(c)	1,211	18,746
2U, Inc.(b)(c)	624	6,552
Abercrombie & Fitch Co., Class A(b)	2,351	89,526
Accel Entertainment, Inc.(b)	272	3,560
Acushnet Holdings Corp.	523	22,907
Adtalem Global Education, Inc.(b)	1,657	34,432

	Shares	Value
Consumer Discretionary-(continued)
American Axle & Manufacturing Holdings, Inc.(b)	9,015	$83,479
American Eagle Outfitters, Inc.(c)	2,613	55,082
American Public Education, Inc.(b)	552	11,018
America’s Car-Mart, Inc.(b)	98	9,426
Arko Corp.(b)	1,088	9,085
Bally’s Corp.(b)	375	13,508
Beazer Homes USA, Inc.(b)	2,372	38,830
Big Lots, Inc.(c)	2,055	71,432
Biglari Holdings, Inc., Class B(b)	67	9,208
BJ’s Restaurants, Inc.(b)	440	14,111
Bloomin’ Brands, Inc.(b)	1,993	49,048
Bluegreen Vacations Holding Corp.(b)	1,125	31,883
Boot Barn Holdings, Inc.(b)	286	24,888
Boyd Gaming Corp.(b)	916	64,981
Bright Horizons Family Solutions, Inc.(b)	453	59,180
Brinker International, Inc.(b)	862	36,669
Buckle, Inc. (The)(c)	670	24,120
Burlington Stores, Inc.(b)	394	89,001
Caesars Entertainment, Inc.(b)	576	48,493
Caleres, Inc.	1,888	39,195
Callaway Golf Co.(b)(c)	902	22,315
Camping World Holdings, Inc., Class A	2,668	81,934
Carrols Restaurant Group, Inc.	3,382	8,928
Carter’s, Inc.	1,060	102,481
Carvana Co.(b)	64	9,630
Cato Corp. (The), Class A	1,025	18,040
Cavco Industries, Inc.(b)	144	39,259
Century Communities, Inc.	865	55,118
Cheesecake Factory, Inc. (The)(b)(c)	732	31,322
Chegg, Inc.(b)(c)	548	17,136
Chewy, Inc., Class A(b)(c)	813	38,325
Chico’s FAS, Inc.(b)(c)	5,723	26,898
Children’s Place, Inc. (The)(b)	336	21,155
Choice Hotels International, Inc.	211	30,458
Churchill Downs, Inc.	237	57,086
Chuy’s Holdings, Inc.(b)	271	8,835
Citi Trends, Inc.(b)(c)	235	8,768
Columbia Sportswear Co.	590	54,705
Conn’s, Inc.(b)	1,801	33,030
Cooper-Standard Holdings, Inc.(b)	1,440	18,317
Cracker Barrel Old Country Store, Inc.(c)	437	58,676
Crocs, Inc.(b)	494	41,363
Dave & Buster’s Entertainment, Inc.(b)	1,014	43,947
Deckers Outdoor Corp.(b)	263	75,912
Denny’s Corp.(b)	677	10,710
Designer Brands, Inc., Class A(b)(c)	2,284	29,806
Dillard’s, Inc., Class A(c)	647	162,209
Dine Brands Global, Inc.	247	20,708
Domino’s Pizza, Inc.	296	127,934
Dorman Products, Inc.(b)	381	35,593
DraftKings, Inc., Class A(b)(c)	955	22,614
El Pollo Loco Holdings, Inc.(b)	384	5,096
Ethan Allen Interiors, Inc.	707	18,424
Etsy, Inc.(b)	584	90,456
Everi Holdings, Inc.(b)	612	14,321
Expedia Group, Inc.(b)	620	121,588
Express, Inc.(b)(c)	5,039	23,986
Farfetch Ltd., Class A (United Kingdom)(b)	526	10,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Fiesta Restaurant Group, Inc.(b)	955	$9,617
Five Below, Inc.(b)	325	53,173
Fiverr International Ltd.(b)	20	1,578
Floor & Decor Holdings, Inc., Class A(b)	616	58,902
Fossil Group, Inc.(b)	2,427	32,813
Fox Factory Holding Corp.(b)	169	19,945
Franchise Group, Inc.	721	30,390
frontdoor, inc.(b)	526	15,806
Funko, Inc., Class A(b)	508	8,870
GameStop Corp., Class A(b)(c)	453	55,873
Genesco, Inc.(b)	838	53,758
Gentherm, Inc.(b)	442	37,499
G-III Apparel Group Ltd.(b)	1,930	53,538
Golden Entertainment, Inc.(b)	282	16,054
GoPro, Inc., Class A(b)(c)	1,766	15,188
Graham Holdings Co., Class B	184	110,608
Grand Canyon Education, Inc.(b)	780	67,727
Green Brick Partners, Inc.(b)	976	22,633
Groupon, Inc.(b)(c)	520	11,294
GrowGeneration Corp.(b)	60	505
Guess?, Inc.(c)	1,349	29,543
H&R Block, Inc.	5,146	127,672
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 01/26/2022; Cost $11,041)(d)	559	15,881
Helen of Troy Ltd.(b)(c)	364	74,864
Hibbett, Inc.	458	20,647
Hilton Grand Vacations, Inc.(b)	849	44,029
Hooker Furnishings Corp.	421	8,841
Houghton Mifflin Harcourt Co.(b)	3,485	73,011
Hyatt Hotels Corp., Class A(b)	1,407	136,634
Installed Building Products, Inc.	267	25,819
International Game Technology PLC(c)	3,010	92,166
iRobot Corp.(b)	454	28,221
Jack in the Box, Inc.(c)	307	26,485
Johnson Outdoors, Inc., Class A	135	11,133
KB Home	3,029	116,950
Kontoor Brands, Inc.	811	40,177
Lands’ End, Inc.(b)	510	8,650
Laureate Education, Inc., Class A	6,076	65,864
La-Z-Boy, Inc.	1,295	37,788
LCI Industries	495	61,637
Levi Strauss & Co., Class A	4,745	107,474
LGI Homes, Inc.(b)(c)	320	40,362
Liquidity Services, Inc.(b)	217	3,739
Lovesac Co. (The)(b)(c)	63	2,677
lululemon athletica, inc.(b)	418	133,735
M.D.C. Holdings, Inc.	1,177	52,188
M/I Homes, Inc.(b)	956	47,121
Malibu Boats, Inc., Class A(b)(c)	265	18,463
MarineMax, Inc.(b)	809	37,020
Mattel, Inc.(b)	3,749	93,650
MercadoLibre, Inc. (Brazil)(b)	99	111,538
Meritage Homes Corp.(b)	1,185	116,817
Modine Manufacturing Co.(b)	2,121	21,422
Monarch Casino & Resort, Inc.(b)	111	8,647
Monro, Inc.	631	29,455
Motorcar Parts of America, Inc.(b)	622	10,045
Movado Group, Inc.	623	24,559
National Vision Holdings, Inc.(b)	993	36,413

	Shares	Value
Consumer Discretionary-(continued)
Noodles & Co.(b)	445	$3,044
Nordstrom, Inc.(b)(c)	3,140	65,124
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	814	35,149
Overstock.com, Inc.(b)	516	29,360
Oxford Industries, Inc.	318	28,108
Papa John’s International, Inc.	334	35,678
Party City Holdco, Inc.(b)	3,683	15,947
Patrick Industries, Inc.	584	41,663
Peloton Interactive, Inc., Class A(b)(c)	910	26,445
Penn National Gaming, Inc.(b)	1,406	72,198
Perdoceo Education Corp.(b)	2,262	23,683
PetMed Express, Inc.(c)	403	10,861
Planet Fitness, Inc., Class A(b)	450	38,084
PlayAGS, Inc.(b)	611	5,114
Pool Corp.	234	107,308
Porch Group, Inc.(b)(c)	14	113
Purple Innovation, Inc.(b)(c)	376	2,264
Quotient Technology, Inc.(b)(c)	1,250	8,300
RealReal, Inc. (The)(b)(c)	45	401
Red Robin Gourmet Burgers, Inc.(b)	436	7,652
Red Rock Resorts, Inc., Class A	904	45,453
Regis Corp.(b)(c)	660	1,195
Rent-A-Center, Inc.(c)	1,231	34,973
Revolve Group, Inc.(b)	332	15,747
RH(b)	101	40,589
Ruth’s Hospitality Group, Inc.	517	12,827
Sally Beauty Holdings, Inc.(b)(c)	3,495	60,394
Scientific Games Corp.(b)	328	20,638
SeaWorld Entertainment, Inc.(b)	250	17,348
Shake Shack, Inc., Class A(b)(c)	186	13,898
Shoe Carnival, Inc.	432	12,597
Shutterstock, Inc.	190	17,201
Skechers U.S.A., Inc., Class A(b)	2,616	120,284
Skyline Champion Corp.(b)	723	48,615
Sleep Number Corp.(b)(c)	591	38,829
Smith & Wesson Brands, Inc.	1,418	24,999
Sonic Automotive, Inc., Class A	2,400	128,904
Sonos, Inc.(b)(c)	1,160	31,772
Standard Motor Products, Inc.	626	27,362
Steven Madden Ltd.	1,262	53,837
Stitch Fix, Inc., Class A(b)	663	8,321
Stoneridge, Inc.(b)	491	8,106
Strategic Education, Inc.(c)	819	48,337
Stride, Inc.(b)	1,102	37,005
Sturm Ruger & Co., Inc.	393	28,457
Tempur Sealy International, Inc.	3,657	120,718
Terminix Global Holdings, Inc.(b)	1,825	77,672
Texas Roadhouse, Inc.	800	75,928
TopBuild Corp.(b)	476	102,188
Travel + Leisure Co.	1,488	83,402
Tupperware Brands Corp.(b)(c)	1,039	18,941
Under Armour, Inc., Class A(b)(c)	4,628	82,795
Unifi, Inc.(b)	515	9,667
Universal Electronics, Inc.(b)	377	12,528
Urban Outfitters, Inc.(b)	1,677	46,134
Vail Resorts, Inc.	359	93,537
Veoneer, Inc. (Sweden)(b)	1,157	41,016
Vera Bradley, Inc.(b)	933	7,053
Vista Outdoor, Inc.(b)	1,261	45,963
Visteon Corp.(b)	447	53,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Wendy’s Co. (The)	3,175	$72,199
Wingstop, Inc.	101	14,680
Winmark Corp.	52	11,763
Winnebago Industries, Inc.	832	53,306
Wolverine World Wide, Inc.	2,065	47,557
WW International, Inc.(b)(c)	405	4,127
Wyndham Hotels & Resorts, Inc.	1,010	87,274
Wynn Resorts Ltd.(b)	449	38,847
XL Fleet Corp.(b)	11	21
XPEL, Inc.(b)(c)(e)	25	1,815
YETI Holdings, Inc.(b)(c)	358	22,038
Zumiez, Inc.(b)(c)	636	28,296

		7,879,936

Consumer Staples-4.66%
Alico, Inc.	109	3,568
Andersons, Inc. (The)	3,813	173,873
B&G Foods, Inc.(c)	2,382	70,507
Beyond Meat, Inc.(b)(c)	62	2,900
Boston Beer Co., Inc. (The), Class A(b)(c)	45	17,256
Calavo Growers, Inc.	300	12,807
Cal-Maine Foods, Inc.	1,039	45,997
Celsius Holdings, Inc.(b)(c)	17	1,086
Central Garden & Pet Co., Class A(b)	1,382	60,863
Chefs’ Warehouse, Inc. (The)(b)	669	21,977
Coca-Cola Consolidated, Inc.	182	90,441
Coty, Inc., Class A(b)	6,254	57,349
Darling Ingredients, Inc.(b)	1,979	143,438
Edgewell Personal Care Co.	1,376	49,096
elf Beauty, Inc.(b)	337	8,907
Energizer Holdings, Inc.	1,709	57,063
Farmer Brothers Co.(b)	624	3,819
Flowers Foods, Inc.	4,922	134,912
Fresh Del Monte Produce, Inc.	2,215	57,324
Freshpet, Inc.(b)(c)	61	5,809
Grocery Outlet Holding Corp.(b)(c)	1,620	45,052
Hain Celestial Group, Inc. (The)(b)(c)	1,836	66,757
Hostess Brands, Inc.(b)	3,113	67,054
Ingles Markets, Inc., Class A	1,506	123,823
Inter Parfums, Inc.	180	16,718
J&J Snack Foods Corp.	183	29,961
John B. Sanfilippo & Son, Inc.	298	23,697
Lamb Weston Holdings, Inc.	1,359	90,278
Lancaster Colony Corp.	264	44,407
Medifast, Inc.	100	18,600
MGP Ingredients, Inc.(c)	114	9,076
National Beverage Corp.(c)	241	10,606
Natural Grocers by Vitamin Cottage, Inc.	735	12,473
Nu Skin Enterprises, Inc., Class A	1,524	70,698
Pilgrim’s Pride Corp.(b)	1,813	42,751
PriceSmart, Inc.	742	53,958
Primo Water Corp.	3,870	56,270
Sanderson Farms, Inc.	500	89,295
Seaboard Corp.	10	38,595
Seneca Foods Corp., Class A(b)	718	35,720
Simply Good Foods Co. (The)(b)	893	35,390
Sprouts Farmers Market, Inc.(b)(c)	4,632	131,919
SunOpta, Inc. (Canada)(b)	1,405	7,489
Tattooed Chef, Inc.(b)(c)	34	413
Tootsie Roll Industries, Inc.(c)	633	21,364

	Shares	Value
Consumer Staples-(continued)
TreeHouse Foods, Inc.(b)	2,156	$84,623
Turning Point Brands, Inc.	224	7,508
Universal Corp.	1,099	59,467
USANA Health Sciences, Inc.(b)	273	24,027
Utz Brands, Inc.(c)	163	2,486
Vector Group Ltd.	2,755	30,884
WD-40 Co.(c)	90	19,070
Weis Markets, Inc.	991	61,115

		2,450,536

Energy-7.10%
Arch Resources, Inc.(c)	961	114,714
Archrock, Inc.	6,509	54,350
Berry Corp.	6,760	67,600
Bristow Group, Inc.(b)	271	8,981
Cactus, Inc., Class A	729	36,931
Callon Petroleum Co.(b)(c)	2,174	122,527
Centennial Resource Development, Inc., Class A(b)(c)	11,061	97,115
ChampionX Corp.(b)	1,560	33,400
Civitas Resources, Inc.(c)	751	37,903
Clean Energy Fuels Corp.(b)(c)	1,670	12,141
Comstock Resources, Inc.(b)(c)	6,479	53,776
CONSOL Energy, Inc.(b)	2,349	72,208
Continental Resources, Inc.	1,829	101,381
Core Laboratories N.V.	515	14,193
CVR Energy, Inc.(c)	5,171	89,924
Delek US Holdings, Inc.(b)	6,227	107,291
DHT Holdings, Inc.	10,082	63,416
DMC Global, Inc.(b)(c)	189	5,557
Dorian LPG Ltd.	2,150	29,627
Dril-Quip, Inc.(b)	839	24,197
Expro Group Holdings N.V.(b)(c)	735	11,826
Exterran Corp.(b)	3,659	21,661
Golar LNG Ltd. (Cameroon)(b)	3,418	59,473
Green Plains, Inc.(b)(c)	1,635	53,530
Helix Energy Solutions Group, Inc.(b)	9,013	36,503
International Seaways, Inc.	1,821	33,306
Kosmos Energy Ltd. (Ghana)(b)	16,080	78,149
Laredo Petroleum, Inc.(b)(c)	852	65,229
Liberty Oilfield Services, Inc., Class A(b)(c)	1,358	16,948
Magnolia Oil & Gas Corp., Class A(c)	4,214	94,183
Matador Resources Co.	2,502	124,099
Nabors Industries Ltd.(b)	911	114,367
Navigator Holdings Ltd.(b)	1,245	12,948
Newpark Resources, Inc.(b)	6,310	23,789
NexTier Oilfield Solutions, Inc.(b)	6,807	54,184
Nordic American Tankers Ltd.	7,463	18,060
Oceaneering International, Inc.(b)	3,030	44,359
Oil States International, Inc.(b)	5,199	27,191
Par Pacific Holdings, Inc.(b)	3,836	52,170
Patterson-UTI Energy, Inc.	11,965	172,655
PDC Energy, Inc.	3,230	208,400
Peabody Energy Corp.(b)	16,645	288,624
ProPetro Holding Corp.(b)	3,567	45,551
Range Resources Corp.(b)	6,838	156,932
Renewable Energy Group, Inc.(b)	1,312	80,688
REX American Resources Corp.(b)	159	15,019
RPC, Inc.(b)(c)	5,407	47,419
Scorpio Tankers, Inc. (Monaco)	2,689	46,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Energy-(continued)
Select Energy Services, Inc., Class A(b)	5,253	$43,495
SFL Corp. Ltd. (Norway)	4,380	43,581
SM Energy Co.	6,228	221,156
Southwestern Energy Co.(b)(c)	18,123	90,434
Talos Energy, Inc.(b)	1,278	20,077
Teekay Corp. (Bermuda)(b)	17,081	57,563
Texas Pacific Land Corp.	32	38,039
Tidewater, Inc.(b)	1,459	21,608
US Silica Holdings, Inc.(b)	2,342	33,865
W&T Offshore, Inc.(b)	2,124	10,323

		3,731,398

Financials-6.83%
AMERISAFE, Inc.	450	21,195
Ares Management Corp., Class A	411	33,328
Argo Group International Holdings Ltd.	1,191	50,224
Artisan Partners Asset Management, Inc., Class A	1,426	54,345
AssetMark Financial Holdings, Inc.(b)	239	5,614
B. Riley Financial, Inc.	279	16,614
BGC Partners, Inc., Class A	12,750	58,395
Blucora, Inc.(b)	1,268	25,233
Brightsphere Investment Group, Inc.	1,324	31,604
BRP Group, Inc., Class A(b)	277	7,692
Cannae Holdings, Inc.(b)	392	10,525
Carlyle Group, Inc. (The)	1,371	64,259
Citizens, Inc.(b)(c)	1,865	7,926
Cohen & Steers, Inc.	297	24,134
Compass Diversified Holdings	1,950	46,332
Cowen, Inc., Class A	1,442	42,755
Crawford & Co., Class A	1,310	10,100
Credit Acceptance Corp.(b)(c)	286	157,334
Diamond Hill Investment Group, Inc.	100	19,388
Donegal Group, Inc., Class A	861	11,761
Donnelley Financial Solutions, Inc.(b)	794	25,487
eHealth, Inc.(b)(c)	236	3,667
Employers Holdings, Inc.	1,153	44,806
Encore Capital Group, Inc.(b)(c)	1,243	82,026
Enova International, Inc.(b)	2,181	88,919
Erie Indemnity Co., Class A	375	65,663
Essent Group Ltd.	2,622	115,840
Evercore, Inc., Class A	803	101,989
EZCORP, Inc., Class A(b)	3,510	21,025
FactSet Research Systems, Inc.	338	137,258
Federated Hermes, Inc., Class B	2,673	87,327
FirstCash Holdings, Inc.	1,002	72,184
Focus Financial Partners, Inc., Class A(b)	646	32,326
Goosehead Insurance, Inc., Class A(c)	80	6,958
Green Dot Corp., Class A(b)	1,140	32,661
Greenhill & Co., Inc.	668	11,810
Hamilton Lane, Inc., Class A	228	17,807
Heritage Insurance Holdings, Inc.	2,870	16,015
Hilltop Holdings, Inc.	1,719	53,151
Houlihan Lokey, Inc.	1,025	105,432
James River Group Holdings Ltd.	2,089	55,567
Kinsale Capital Group, Inc.	181	37,967
LendingClub Corp.(b)	1,962	36,454
LendingTree, Inc.(b)	112	13,553
MarketAxess Holdings, Inc.	144	54,926
Mercury General Corp.	1,002	55,110

	Shares	Value
Financials-(continued)
Moelis & Co., Class A	1,475	$71,110
Morningstar, Inc.	174	48,833
NMI Holdings, Inc., Class A(b)	1,806	41,791
Open Lending Corp., Class A(b)	32	667
Oppenheimer Holdings, Inc., Class A	415	17,924
Palomar Holdings, Inc.(b)	137	8,827
PennyMac Mortgage Investment Trust	5,318	82,961
Piper Sandler Cos	512	75,781
PJT Partners, Inc., Class A	605	38,611
PRA Group, Inc.(b)	1,141	50,923
ProAssurance Corp.	1,949	46,971
PROG Holdings, Inc.(b)	1,826	55,949
RLI Corp.	546	55,419
Safety Insurance Group, Inc.	489	40,802
SEI Investments Co.	2,142	125,478
Selective Insurance Group, Inc.	1,530	127,281
SiriusPoint Ltd. (Bermuda)(b)	1,954	14,440
State Auto Financial Corp.	754	39,216
Stewart Information Services Corp.	984	66,794
Tradeweb Markets, Inc., Class A	1,548	130,775
Trupanion, Inc.(b)(c)	104	9,322
United Fire Group, Inc.	1,099	30,343
United Insurance Holdings Corp.	1,919	7,024
Universal Insurance Holdings, Inc.	2,491	28,796
Virtu Financial, Inc., Class A	4,016	140,881
Virtus Investment Partners, Inc.	56	13,475
Walker & Dunlop, Inc.	20	2,767
Waterstone Financial, Inc.	660	12,896
Westwood Holdings Group, Inc.	336	5,561
White Mountains Insurance Group Ltd.	55	57,761
WisdomTree Investments, Inc.	1,876	10,562
World Acceptance Corp.(b)(c)	265	52,065

		3,586,692

Health Care-9.60%
10X Genomics, Inc., Class A(b)	25	2,037
ABIOMED, Inc.(b)	210	65,255
Acadia Healthcare Co., Inc.(b)	1,677	95,103
Acadia Pharmaceuticals, Inc.(b)	301	7,648
Accuray, Inc.(b)	1,381	4,792
AdaptHealth Corp.(b)(c)	567	9,883
Addus HomeCare Corp.(b)	229	19,474
Akebia Therapeutics, Inc.(b)	98	212
Alkermes PLC(b)	1,620	40,273
Allscripts Healthcare Solutions, Inc.(b)	3,716	72,313
Amedisys, Inc.(b)	235	37,656
AMN Healthcare Services, Inc.(b)	672	71,326
Amneal Pharmaceuticals, Inc.(b)	5,382	24,380
Amphastar Pharmaceuticals, Inc.(b)	680	18,843
AnaptysBio, Inc.(b)(c)	151	4,616
AngioDynamics, Inc.(b)	505	11,883
ANI Pharmaceuticals, Inc.(b)	179	6,704
Anika Therapeutics, Inc.(b)	194	6,305
Antares Pharma, Inc.(b)	957	3,350
Apollo Medical Holdings, Inc.(b)	473	22,761
Arcus Biosciences, Inc.(b)(c)	207	7,700
Arrowhead Pharmaceuticals, Inc.(b)	95	4,180
Artivion, Inc.(b)	281	5,494
AtriCure, Inc.(b)	116	8,056
Atrion Corp.	18	12,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Avanos Medical, Inc.(b)	727	$25,729
Avid Bioservices, Inc.(b)	149	3,052
AxoGen, Inc.(b)	112	1,046
BioLife Solutions, Inc.(b)(c)	71	1,669
BioMarin Pharmaceutical, Inc.(b)	1,333	104,134
BioNTech SE, ADR (Germany)(b)(c)	62	9,350
Bio-Techne Corp.	156	65,428
Blueprint Medicines Corp.(b)	277	16,772
Brookdale Senior Living, Inc.(b)	10,948	75,322
Bruker Corp.	762	53,622
Cardiovascular Systems, Inc.(b)	166	3,496
CareDx, Inc.(b)	96	3,684
Castle Biosciences, Inc.(b)	63	2,727
Catalent, Inc.(b)	1,214	123,877
Change Healthcare, Inc.(b)	2,813	60,254
Charles River Laboratories International, Inc.(b)	328	95,501
Chemed Corp.	194	92,788
Codexis, Inc.(b)	90	1,794
Coherus Biosciences, Inc.(b)(c)	1,218	14,360
Collegium Pharmaceutical, Inc.(b)	458	8,917
Computer Programs & Systems, Inc.(b)	304	9,357
CONMED Corp.	225	32,886
Corcept Therapeutics, Inc.(b)	1,039	23,159
CorVel Corp.(b)	101	16,065
Covetrus, Inc.(b)	2,290	40,579
Cross Country Healthcare, Inc.(b)	804	17,953
CryoPort, Inc.(b)(c)	49	1,682
CytomX Therapeutics, Inc.(b)	33	126
Denali Therapeutics, Inc.(b)	208	6,773
DexCom, Inc.(b)	208	86,093
Eagle Pharmaceuticals, Inc.(b)(c)	247	11,705
Emergent BioSolutions, Inc.(b)	987	40,842
Enanta Pharmaceuticals, Inc.(b)	179	12,605
Endo International PLC(b)	8,428	26,211
Ensign Group, Inc. (The)	743	62,442
Envista Holdings Corp.(b)	2,458	117,984
Evolent Health, Inc., Class A(b)	1,177	31,367
Exact Sciences Corp.(b)(c)	518	40,435
Exelixis, Inc.(b)	2,735	56,150
FibroGen, Inc.(b)(c)	558	7,851
Fluidigm Corp.(b)(c)	496	1,825
Fulgent Genetics, Inc.(b)	122	7,601
Glaukos Corp.(b)	156	8,628
Global Cord Blood Corp. (Hong Kong)(b)	850	3,451
Globus Medical, Inc., Class A(b)	811	57,030
Guardant Health, Inc.(b)(c)	123	8,151
Haemonetics Corp.(b)	731	42,186
Halozyme Therapeutics, Inc.(b)	477	16,919
Hanger, Inc.(b)	814	14,750
Health Catalyst, Inc.(b)(c)	72	1,953
HealthEquity, Inc.(b)	451	24,223
HealthStream, Inc.(b)	411	8,421
Heska Corp.(b)(c)	25	3,550
Horizon Therapeutics PLC(b)	1,148	104,663
ICU Medical, Inc.(b)	257	60,840
IDEXX Laboratories, Inc.(b)	226	120,311
Incyte Corp.(b)	906	61,880
Inmode Ltd.(b)	179	7,642
Innoviva, Inc.(b)	1,588	30,506
Inogen, Inc.(b)	170	5,931

	Shares	Value
Health Care-(continued)
Inspire Medical Systems, Inc.(b)	5	$1,220
Insulet Corp.(b)	105	27,792
Integer Holdings Corp.(b)	496	41,600
Integra LifeSciences Holdings Corp.(b)	838	56,196
Intersect ENT, Inc.(b)	16	435
Invacare Corp.(b)(c)	1,986	4,071
Ionis Pharmaceuticals, Inc.(b)(c)	1,527	50,971
iRhythm Technologies, Inc.(b)	78	10,083
Ironwood Pharmaceuticals, Inc.(b)	1,098	11,815
Joint Corp. (The)(b)(c)	22	902
Jounce Therapeutics, Inc.(b)	58	433
Lannett Co., Inc.(b)	2,656	2,204
Lantheus Holdings, Inc.(b)	569	27,210
LeMaitre Vascular, Inc.(c)	122	5,791
LHC Group, Inc.(b)	396	53,923
Ligand Pharmaceuticals, Inc.(b)(c)	347	35,123
LivaNova PLC(b)	346	27,272
Masimo Corp.(b)	267	42,039
MEDNAX, Inc.(b)	1,901	44,616
Medpace Holdings, Inc.(b)	233	35,642
Meridian Bioscience, Inc.(b)	531	13,434
Merit Medical Systems, Inc.(b)	583	37,913
Mesa Laboratories, Inc.	40	10,213
MiMedx Group, Inc.(b)	101	510
Moderna, Inc.(b)	757	116,275
ModivCare, Inc.(b)	335	39,530
Myriad Genetics, Inc.(b)	1,030	25,111
Natera, Inc.(b)	3	197
National HealthCare Corp.	493	32,055
National Research Corp.	116	4,614
Natus Medical, Inc.(b)	610	16,970
Neogen Corp.(b)	511	18,243
NeoGenomics, Inc.(b)	436	9,335
Neurocrine Biosciences, Inc.(b)	456	40,981
Nevro Corp.(b)(c)	59	4,230
NextGen Healthcare, Inc.(b)	900	17,577
NGM Biopharmaceuticals, Inc.(b)(c)	17	253
Novavax, Inc.(b)(c)	132	11,005
Novocure Ltd.(b)(c)	67	5,485
NuVasive, Inc.(b)	718	38,858
Omnicell, Inc.(b)	318	41,111
OPKO Health, Inc.(b)	6,606	20,677
OptimizeRx Corp.(b)(c)	14	634
Option Care Health, Inc.(b)	1,552	39,886
OraSure Technologies, Inc.(b)(c)	867	6,763
Organogenesis Holdings, Inc.(b)(c)	43	320
Orthofix Medical, Inc.(b)	360	12,233
OrthoPediatrics Corp.(b)(c)	28	1,569
Owens & Minor, Inc.	3,893	171,876
Pacific Biosciences of California, Inc.(b)	104	1,240
Pacira BioSciences, Inc.(b)	249	16,606
Patterson Cos., Inc.	1,922	57,468
Pennant Group, Inc. (The)(b)	212	3,445
Penumbra, Inc.(b)(c)	61	13,526
Personalis, Inc.(b)	26	273
PetIQ, Inc.(b)(c)	350	6,944
Phibro Animal Health Corp., Class A	682	14,527
Phreesia, Inc.(b)	105	3,233
Premier, Inc., Class A	1,801	64,728
Prestige Consumer Healthcare, Inc.(b)	1,038	61,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Health Care-(continued)
Progyny, Inc.(b)(c)	70	$2,755
PTC Therapeutics, Inc.(b)(c)	40	1,405
Quanterix Corp.(b)	25	844
Quidel Corp.(b)	501	53,001
R1 RCM, Inc.(b)(c)	530	14,411
RadNet, Inc.(b)	1,028	25,361
REGENXBIO, Inc.(b)(c)	63	1,651
Repligen Corp.(b)	150	29,505
Sangamo Therapeutics, Inc.(b)(c)	1,157	6,768
Sarepta Therapeutics, Inc.(b)	299	22,906
Seagen, Inc.(b)	526	67,786
Select Medical Holdings Corp.	3,092	71,580
Shockwave Medical, Inc.(b)	1	177
SI-BONE, Inc.(b)	12	265
Simulations Plus, Inc.	40	1,576
SmileDirectClub, Inc.(b)(c)	5,016	10,985
STAAR Surgical Co.(b)	42	3,331
Supernus Pharmaceuticals, Inc.(b)	851	27,189
Surgalign Holdings, Inc.(b)	2,413	789
Surgery Partners, Inc.(b)	433	22,633
SurModics, Inc.(b)	92	4,129
Syneos Health, Inc.(b)	1,386	109,771
Tabula Rasa HealthCare, Inc.(b)(c)	163	929
Tactile Systems Technology, Inc.(b)	74	1,507
Tandem Diabetes Care, Inc.(b)	136	15,318
Taro Pharmaceutical Industries Ltd.(b)	170	8,305
Teladoc Health, Inc.(b)	460	34,919
Teleflex, Inc.	291	97,866
Tivity Health, Inc.(b)	746	20,351
Travere Therapeutics, Inc.(b)(c)	204	5,561
Ultragenyx Pharmaceutical, Inc.(b)	16	1,077
United Therapeutics Corp.(b)	619	102,878
US Physical Therapy, Inc.	135	12,416
Vanda Pharmaceuticals, Inc.(b)	692	7,861
Varex Imaging Corp.(b)(c)	730	17,257
Veeva Systems, Inc., Class A(b)	333	76,274
Veracyte, Inc.(b)(c)	167	4,643
Vericel Corp.(b)(c)	77	3,173
West Pharmaceutical Services, Inc.	322	124,640
Xencor, Inc.(b)	269	8,422
Zynex, Inc.(c)	65	409

		5,042,972

Industrials-23.01%
AAON, Inc.	309	18,095
AAR Corp.(b)	1,019	45,794
ABM Industries, Inc.	2,614	117,186
ACCO Brands Corp.	5,411	46,535
Advanced Drainage Systems, Inc.	469	54,742
Aerojet Rocketdyne Holdings, Inc.	1,489	57,699
AeroVironment, Inc.(b)	149	10,586
Air Transport Services Group, Inc.(b)	2,395	75,466
Alamo Group, Inc.	223	31,022
Alaska Air Group, Inc.(b)	669	37,558
Albany International Corp., Class A	453	39,782
Allegiant Travel Co.(b)	68	11,838
Allegion PLC	919	105,244
Allison Transmission Holdings, Inc.	3,029	120,978
Altra Industrial Motion Corp.	1,159	49,223
AMERCO	183	105,703

	Shares	Value
Industrials-(continued)
Ameresco, Inc., Class A(b)(c)	165	$10,601
American Airlines Group, Inc.(b)(c)	1,535	26,479
American Woodmark Corp.(b)	453	24,272
API Group Corp.(b)	3,801	81,988
Apogee Enterprises, Inc.	1,019	45,926
Applied Industrial Technologies, Inc.	834	84,317
ArcBest Corp.	780	72,290
Arcosa, Inc.	1,218	64,152
Argan, Inc.	466	18,123
Armstrong World Industries, Inc.	478	42,255
ASGN, Inc.(b)	1,025	113,560
Astec Industries, Inc.	496	24,701
Astronics Corp.(b)	1,192	17,534
Atkore, Inc.(b)	635	64,586
Atlas Air Worldwide Holdings, Inc.(b)(c)	1,690	132,428
Axon Enterprise, Inc.(b)	212	29,733
AZZ, Inc.	678	33,378
Barnes Group, Inc.	1,089	50,584
Barrett Business Services, Inc.	177	10,647
Beacon Roofing Supply, Inc.(b)	2,007	119,798
Bloom Energy Corp., Class A(b)(c)	165	3,663
Boise Cascade Co.	1,596	127,584
Brady Corp., Class A	948	43,684
BrightView Holdings, Inc.(b)	1,778	24,021
Brink’s Co. (The)	980	68,659
BWX Technologies, Inc.	1,072	57,266
Casella Waste Systems, Inc., Class A(b)	305	22,997
CBIZ, Inc.(b)	1,103	42,918
Chart Industries, Inc.(b)(c)	345	49,818
Cimpress PLC (Ireland)(b)(c)	908	57,195
CIRCOR International, Inc.(b)	362	9,752
Clarivate PLC(b)(c)	1,594	23,878
Clean Harbors, Inc.(b)	975	93,044
Colfax Corp.(b)	2,231	89,709
Columbus McKinnon Corp.	461	21,040
Comfort Systems USA, Inc.	814	69,988
Construction Partners, Inc.(b)	664	17,769
Copart, Inc.(b)	987	121,283
CoreCivic, Inc.(b)	9,853	89,761
Cornerstone Building Brands, Inc.(b)	2,149	47,450
Costamare, Inc. (Monaco)	2,370	31,995
CoStar Group, Inc.(b)	1,580	96,396
CRA International, Inc.	181	16,078
Crane Co.	1,131	114,321
CSW Industrials, Inc.	157	18,892
Curtiss-Wright Corp.	847	124,949
Deluxe Corp.	1,335	41,532
Donaldson Co., Inc.	1,705	92,530
Douglas Dynamics, Inc.	439	16,129
Ducommun, Inc., (Acquired 06/21/2019 - 01/26/2022; Cost $11,330)(b)(d)	247	12,476
DXP Enterprises, Inc.(b)	759	21,791
Dycom Industries, Inc.(b)	959	83,491
Encore Wire Corp.	449	52,273
Energy Recovery, Inc.(b)	174	3,306
Enerpac Tool Group Corp.	701	12,092
EnerSys	929	67,566
Ennis, Inc.	778	14,611
EnPro Industries, Inc.	461	50,913
ESCO Technologies, Inc.	339	23,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Evoqua Water Technologies Corp.(b)	1,137	$48,504
Exponent, Inc.	351	33,261
Federal Signal Corp.	933	33,691
Flowserve Corp.	2,721	82,637
Forrester Research, Inc.(b)	158	8,205
Forward Air Corp.	446	46,018
Franklin Electric Co., Inc.	509	43,041
FTI Consulting, Inc.(b)	774	113,004
FuelCell Energy, Inc.(b)(c)	3	18
Gates Industrial Corp. PLC(b)	1,380	21,859
GATX Corp.	945	100,765
Genco Shipping & Trading Ltd.	1,382	26,645
Generac Holdings, Inc.(b)	262	82,653
GEO Group, Inc. (The)(c)	17,229	102,685
Gibraltar Industries, Inc.(b)	409	19,763
Global Industrial Co.	273	8,676
GMS, Inc.(b)	1,422	77,143
Gorman-Rupp Co. (The)	298	11,103
Graco, Inc.	1,255	90,473
GrafTech International Ltd.	3,880	39,110
Granite Construction, Inc.	2,106	63,749
Great Lakes Dredge & Dock Corp.(b)	1,435	20,248
Greenbrier Cos., Inc. (The)(c)	1,535	68,200
Griffon Corp.	1,782	41,075
H&E Equipment Services, Inc.	1,116	46,604
Harsco Corp.(b)	1,590	18,937
Healthcare Services Group, Inc.	1,589	25,138
Heartland Express, Inc.	1,349	19,372
HEICO Corp.(c)	518	76,410
Heidrick & Struggles International, Inc.	440	18,810
Helios Technologies, Inc.	348	27,287
Herc Holdings, Inc.	730	116,158
Heritage-Crystal Clean, Inc.(b)	285	7,991
Hexcel Corp.	1,635	94,666
Hillenbrand, Inc.	1,710	81,584
HNI Corp.	1,345	54,728
Hub Group, Inc., Class A(b)	1,078	90,983
Huron Consulting Group, Inc.(b)	624	30,782
Hyster-Yale Materials Handling, Inc.(c)	417	15,963
IAA, Inc.(b)	1,315	48,313
ICF International, Inc.	479	42,449
IDEX Corp.	609	116,867
IES Holdings, Inc.(b)	464	19,507
Insperity, Inc.	1,065	95,797
Insteel Industries, Inc.	411	15,252
Interface, Inc.	1,981	25,852
ITT, Inc.	1,268	111,419
JELD-WEN Holding, Inc.(b)	2,408	55,577
JetBlue Airways Corp.(b)	2,331	35,594
John Bean Technologies Corp.	357	40,473
Kadant, Inc.	149	29,405
Kaman Corp.	527	22,877
KAR Auction Services, Inc.(b)(c)	5,661	104,502
KBR, Inc.	3,171	157,408
Kelly Services, Inc., Class A	3,325	70,556
Kennametal, Inc.	1,674	53,083
Kforce, Inc.	594	44,657
Kimball International, Inc., Class B	1,230	11,402
Kirby Corp.(b)	1,758	114,534
Korn Ferry	1,124	74,476

	Shares	Value
Industrials-(continued)
Kratos Defense & Security Solutions, Inc.(b)	970	$20,292
Landstar System, Inc.	650	100,366
Lawson Products, Inc.(b)	135	5,739
LB Foster Co., Class A(b)	572	8,992
Lennox International, Inc.	346	92,358
Lincoln Electric Holdings, Inc.	874	111,400
Lindsay Corp.	100	13,121
Luxfer Holdings PLC (United Kingdom)	394	6,863
Lyft, Inc., Class A(b)	267	10,397
Manitowoc Co., Inc. (The)(b)	1,432	23,671
ManTech International Corp., Class A	889	74,116
Marten Transport Ltd.	1,803	31,102
Masonite International Corp.(b)	512	48,297
Matrix Service Co.(b)	1,729	11,999
Matson, Inc.	1,160	128,493
Matthews International Corp., Class A	1,150	38,157
Maxar Technologies, Inc.	1,650	53,526
McGrath RentCorp.	443	36,007
Mercury Systems, Inc.(b)	644	38,782
Meritor, Inc.(b)	3,533	125,810
Middleby Corp. (The)(b)	646	114,743
MillerKnoll, Inc.	1,500	58,320
Moog, Inc., Class A	1,246	103,555
MRC Global, Inc.(b)	5,867	59,257
MSA Safety, Inc.	321	44,651
Mueller Industries, Inc.	1,261	71,940
Mueller Water Products, Inc., Class A	2,638	33,476
MYR Group, Inc.(b)	513	46,042
National Presto Industries, Inc.	123	9,778
NN, Inc.(b)	1,785	4,623
Nordson Corp.	491	111,207
NOW, Inc.(b)	4,961	46,336
NV5 Global, Inc.(b)	164	17,589
nVent Electric PLC	3,769	127,882
Omega Flex, Inc.	26	3,777
Park Aerospace Corp.	474	6,574
Park-Ohio Holdings Corp.	507	8,056
Parsons Corp.(b)	2,334	80,896
PGT Innovations, Inc.(b)	931	20,026
Pitney Bowes, Inc.	8,384	41,752
Powell Industries, Inc.	381	8,054
Primoris Services Corp.	2,332	61,495
Proto Labs, Inc.(b)	298	16,757
Quanex Building Products Corp.	981	22,426
RBC Bearings, Inc.(b)(c)	209	40,515
Regal Rexnord Corp.	907	145,437
Resideo Technologies, Inc.(b)	3,346	86,126
Resources Connection, Inc.	1,325	21,995
REV Group, Inc.	1,002	13,547
Rollins, Inc.	2,490	81,249
Saia, Inc.(b)	261	74,967
Shyft Group, Inc. (The)	365	14,750
Simpson Manufacturing Co., Inc.	558	66,129
SiteOne Landscape Supply, Inc.(b)	318	54,833
SkyWest, Inc.(b)	632	17,766
SP Plus Corp.(b)	844	25,193
Spirit AeroSystems Holdings, Inc., Class A	1,385	69,250
Spirit Airlines, Inc.(b)	521	13,067
SPX Corp.(b)	587	29,761
SPX FLOW, Inc.	628	53,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
Standex International Corp.	232	$24,576
Steelcase, Inc., Class A	5,489	66,801
Stericycle, Inc.(b)	1,306	76,218
Sunrun, Inc.(b)(c)	394	10,748
Team, Inc.(b)	2,174	2,053
Tennant Co.	343	27,022
Terex Corp.	1,585	65,429
Tetra Tech, Inc.	795	126,222
Textainer Group Holdings Ltd. (China)	2,065	73,328
Thermon Group Holdings, Inc.(b)	725	12,412
Timken Co. (The)	1,529	100,241
Titan Machinery, Inc.(b)	988	27,990
Toro Co. (The)	1,019	95,592
TPI Composites, Inc.(b)(c)	504	6,814
Trex Co., Inc.(b)	331	30,399
TriNet Group, Inc.(b)	945	82,508
Triumph Group, Inc.(b)	492	12,320
TrueBlue, Inc.(b)	1,827	49,694
Tutor Perini Corp.(b)	4,978	48,784
UFP Industries, Inc.	1,381	118,421
UniFirst Corp.	350	63,437
United Airlines Holdings, Inc.(b)	2,339	103,852
Universal Logistics Holdings, Inc.	356	6,810
Upwork, Inc.(b)	229	5,789
US Ecology, Inc.(b)	787	37,335
Valmont Industries, Inc.	368	79,654
Veritiv Corp.(b)	2,032	217,769
Vertiv Holdings Co.	1,545	20,116
Viad Corp.(b)	301	10,517
Vicor Corp.(b)	76	5,683
Wabash National Corp.(c)	2,575	43,878
Watts Water Technologies, Inc., Class A	437	62,906
Welbilt, Inc.(b)	1,067	25,224
Werner Enterprises, Inc.	1,720	74,751
WillScot Mobile Mini Holdings Corp.(b)	1,497	53,188
Woodward, Inc.	808	100,701
Zurn Water Solutions Corp.	1,412	45,918

		12,091,470

Information Technology-14.59%
3D Systems Corp.(b)(c)	580	10,336
8x8, Inc.(b)	224	2,903
A10 Networks, Inc.	859	12,232
ACI Worldwide, Inc.(b)	1,478	49,543
ACM Research, Inc., Class A(b)(c)	36	2,967
ADTRAN, Inc.	708	14,578
Advanced Energy Industries, Inc.	394	33,825
Agilysys, Inc.(b)	91	3,825
Alarm.com Holdings, Inc.(b)	232	15,273
Alpha & Omega Semiconductor Ltd.(b)	439	23,605
Altair Engineering, Inc., Class A(b)	215	14,280
Alteryx, Inc., Class A(b)	250	15,575
Ambarella, Inc.(b)	128	17,883
Amkor Technology, Inc.	6,225	141,121
Anaplan, Inc.(b)	148	7,011
AppFolio, Inc., Class A(b)(c)	78	8,825
Appian Corp.(b)(c)	76	4,633
Applied Optoelectronics, Inc.(b)(c)	594	2,156
Arlo Technologies, Inc.(b)	987	9,159
Aspen Technology, Inc.(b)	346	52,734

	Shares	Value
Information Technology-(continued)
AudioCodes Ltd. (Israel)	205	$5,810
Avalara, Inc.(b)	138	14,340
Avaya Holdings Corp.(b)(c)	3,189	43,913
Avid Technology, Inc.(b)	121	3,807
Axcelis Technologies, Inc.(b)	467	32,326
Azenta, Inc.	404	35,358
Badger Meter, Inc.	221	21,970
Belden, Inc.	1,149	64,746
Benchmark Electronics, Inc.	1,844	48,202
Benefitfocus, Inc.(b)	319	3,215
Black Knight, Inc.(b)	1,147	64,450
Blackbaud, Inc.(b)	472	29,495
Blackline, Inc.(b)	127	9,564
Bottomline Technologies (DE), Inc.(b)	521	29,509
Box, Inc., Class A(b)	1,134	29,042
Brightcove, Inc.(b)	319	2,386
CalAmp Corp.(b)	575	4,059
Calix, Inc.(b)	225	12,226
Cambium Networks Corp.(b)	35	973
Cantaloupe, Inc.(b)	190	1,476
Casa Systems, Inc.(b)	674	2,804
CDK Global, Inc.	936	42,438
Cerence, Inc.(b)	457	16,502
Ceridian HCM Holding, Inc.(b)	465	33,903
CEVA, Inc.(b)	175	7,135
ChannelAdvisor Corp.(b)	237	4,254
Ciena Corp.(b)	2,523	172,624
Cirrus Logic, Inc.(b)	965	83,830
Cloudflare, Inc., Class A(b)	216	25,147
CMC Materials, Inc.	409	75,841
Cognex Corp.	1,041	70,330
Coherent, Inc.(b)	174	45,992
Cohu, Inc.(b)	516	16,089
CommVault Systems, Inc.(b)	418	26,296
Comtech Telecommunications Corp.	850	17,493
Conduent, Inc.(b)	11,250	54,787
Consensus Cloud Solutions, Inc.(b)	235	13,080
Coupa Software, Inc.(b)(c)	76	9,197
Crowdstrike Holdings, Inc., Class A(b)	204	39,823
CSG Systems International, Inc.	840	51,845
CTS Corp.	506	19,198
Daktronics, Inc.(b)	1,770	8,160
Datadog, Inc., Class A(b)	262	42,211
Diebold Nixdorf, Inc.(b)	2,611	22,716
Digi International, Inc.(b)	649	13,032
Digimarc Corp.(b)(c)	5	151
Digital Turbine, Inc.(b)(c)	109	5,284
Diodes, Inc.(b)	850	76,151
DocuSign, Inc.(b)	421	49,859
Dolby Laboratories, Inc., Class A	1,326	99,583
Dropbox, Inc., Class A(b)	4,602	104,419
Dynatrace, Inc.(b)	348	15,458
Ebix, Inc.	647	19,093
Elastic N.V.(b)	90	7,798
Enphase Energy, Inc.(b)	238	39,675
Entegris, Inc.	779	101,644
Envestnet, Inc.(b)	576	43,096
EPAM Systems, Inc.(b)	195	40,511
ePlus, Inc.(b)	616	28,890
Euronet Worldwide, Inc.(b)	743	95,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Everbridge, Inc.(b)	72	$2,845
EVERTEC, Inc.	552	22,279
Evo Payments, Inc., Class A(b)	170	4,099
ExlService Holdings, Inc.(b)	437	52,785
Extreme Networks, Inc.(b)	1,603	18,418
F5, Inc.(b)	732	147,022
Fabrinet (Thailand)(b)	586	58,676
Fair Isaac Corp.(b)	194	91,411
FARO Technologies, Inc.(b)	157	8,594
Fastly, Inc., Class A(b)(c)	213	3,962
First Solar, Inc.(b)	1,689	127,165
Five9, Inc.(b)	72	7,920
FormFactor, Inc.(b)	936	37,899
Genpact Ltd.	2,874	120,248
Grid Dynamics Holdings, Inc.(b)	555	6,743
Guidewire Software, Inc.(b)	515	45,397
Hackett Group, Inc. (The)	519	10,754
Harmonic, Inc.(b)(c)	1,589	14,794
HubSpot, Inc.(b)	58	30,450
Ichor Holdings Ltd.(b)	330	11,626
II-VI Incorporated(b)(c)	1,523	105,788
Impinj, Inc.(b)	62	4,262
Infinera Corp.(b)(c)	1,480	13,660
Inseego Corp.(b)(c)	449	2,115
InterDigital, Inc.	546	35,173
IPG Photonics Corp.(b)	345	44,971
Itron, Inc.(b)	534	25,456
Jack Henry & Associates, Inc.	799	141,263
Knowles Corp.(b)(c)	2,111	45,978
Kulicke & Soffa Industries, Inc. (Singapore)(c)	787	41,113
Lattice Semiconductor Corp.(b)	449	28,116
Limelight Networks, Inc.(b)	2,288	8,946
Littelfuse, Inc.	286	73,848
LivePerson, Inc.(b)(c)	132	2,677
LiveRamp Holdings, Inc.(b)	904	39,017
Lumentum Holdings, Inc.(b)(c)	1,373	135,735
MACOM Technology Solutions Holdings, Inc.(b)	283	17,008
MagnaChip Semiconductor Corp. (South Korea)(b)	453	8,245
Mandiant, Inc.(b)	1,304	25,819
Manhattan Associates, Inc.(b)	234	31,281
Marathon Digital Holdings, Inc.(b)(c)	36	913
Maximus, Inc.	1,233	97,234
MaxLinear, Inc.(b)	449	27,546
Methode Electronics, Inc.	758	34,595
MicroStrategy, Inc., Class A(b)(c)	76	33,668
Mimecast Ltd.(b)	342	27,199
MiX Telematics Ltd., ADR (South Africa)(b)	188	2,209
MKS Instruments, Inc.	556	83,734
Model N, Inc.(b)(c)	115	2,828
Momentive Global, Inc.(b)	615	9,668
MongoDB, Inc.(b)	20	7,640
Monolithic Power Systems, Inc.	160	73,392
N-able, Inc.(b)(c)	558	6,456
National Instruments Corp.	1,983	79,617
Net 1 UEPS Technologies, Inc. (South Africa)(b)	413	2,115
NETGEAR, Inc.(b)	1,041	27,701
NetScout Systems, Inc.(b)	2,624	81,685
New Relic, Inc.(b)	286	18,945
nLight, Inc.(b)	261	4,254

	Shares	Value
Information Technology-(continued)
Novanta, Inc.(b)	178	$24,320
Nuance Communications, Inc.(b)	1,583	87,888
Nutanix, Inc., Class A(b)	645	17,221
Okta, Inc.(b)	108	19,747
OneSpan, Inc.(b)	336	4,630
Onto Innovation, Inc.(b)	574	49,485
Opera Ltd., ADR (Norway)(b)	2,485	15,357
OSI Systems, Inc.(b)	413	33,317
PagerDuty, Inc.(b)	222	7,508
PAR Technology Corp.(b)(c)	34	1,426
Paya Holdings, Inc., Class A(b)	131	845
Paycom Software, Inc.(b)	119	40,366
Paylocity Holding Corp.(b)	114	24,218
PC Connection, Inc.	947	46,204
PDF Solutions, Inc.(b)	318	8,700
Pegasystems, Inc.	129	11,238
Perficient, Inc.(b)	322	32,812
Photronics, Inc.(b)	2,519	46,400
Ping Identity Holding Corp.(b)(c)	320	6,733
Plantronics, Inc.(b)	951	26,790
Plexus Corp.(b)	791	64,443
Power Integrations, Inc.	457	41,130
Progress Software Corp.	696	30,680
PROS Holdings, Inc.(b)(c)	132	4,195
PTC, Inc.(b)	460	51,189
Pure Storage, Inc., Class A(b)	3,159	81,944
Q2 Holdings, Inc.(b)	127	8,261
Qualys, Inc.(b)	365	45,738
Rambus, Inc.(b)	1,841	49,707
Rapid7, Inc.(b)	95	9,829
Repay Holdings Corp.(b)(c)	1,460	25,214
Ribbon Communications, Inc.(b)	2,727	8,290
RingCentral, Inc., Class A(b)	103	13,476
Rogers Corp.(b)	208	56,784
Sabre Corp.(b)	1,838	20,089
SailPoint Technologies Holding, Inc.(b)	326	13,487
ScanSource, Inc.(b)	2,068	65,307
Semtech Corp.(b)	678	47,040
Silicon Laboratories, Inc.(b)	346	53,184
SiTime Corp.(b)(c)	37	7,479
SMART Global Holdings, Inc.(b)	846	23,223
Smartsheet, Inc., Class A(b)	207	11,006
SolarEdge Technologies, Inc.(b)	203	64,842
SolarWinds Corp.	578	7,832
Splunk, Inc.(b)	489	57,751
Sprout Social, Inc., Class A(b)	66	4,297
SPS Commerce, Inc.(b)	195	25,321
StoneCo Ltd., Class A (Brazil)(b)(c)	418	4,698
Stratasys Ltd.(b)(c)	1,127	28,265
SunPower Corp.(b)(c)	43	771
Super Micro Computer, Inc.(b)	1,617	63,532
Switch, Inc., Class A	1,423	37,026
Synaptics, Inc.(b)	408	93,199
Teledyne Technologies, Inc.(b)	307	131,820
Tenable Holdings, Inc.(b)	208	11,515
Teradata Corp.(b)	1,496	74,785
Trade Desk, Inc. (The), Class A(b)	839	71,583
TTEC Holdings, Inc.	221	17,569
TTM Technologies, Inc.(b)	4,521	56,829
Tucows, Inc., Class A(b)(c)	78	5,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Tufin Software Technologies Ltd. (Israel)(b)	93	$852
Twilio, Inc., Class A(b)	358	62,578
Tyler Technologies, Inc.(b)	168	71,948
Ultra Clean Holdings, Inc.(b)	581	26,616
Universal Display Corp.	166	25,715
Upland Software, Inc.(b)	204	3,847
Varonis Systems, Inc.(b)	90	3,924
Veeco Instruments, Inc.(b)(c)	638	18,228
Velodyne Lidar, Inc.(b)(c)	24	89
Verint Systems, Inc.(b)(c)	1,528	76,751
Verra Mobility Corp.(b)(c)	1,004	16,867
ViaSat, Inc.(b)(c)	2,127	97,076
Viavi Solutions, Inc.(b)	2,752	45,133
Vishay Intertechnology, Inc.(c)	3,462	66,436
Vonage Holdings Corp.(b)(c)	2,287	46,472
WEX, Inc.(b)	617	103,971
Wolfspeed, Inc.(b)(c)	440	45,197
Workiva, Inc.(b)	76	8,003
Xperi Holding Corp.	2,641	45,742
Yext, Inc.(b)(c)	497	3,688
Zendesk, Inc.(b)	165	19,251
Zoom Video Communications, Inc., Class A(b)	350	46,410
Zscaler, Inc.(b)	67	16,023
Zuora, Inc., Class A(b)(c)	469	7,119

		7,667,613

Materials-6.98%
AdvanSix, Inc.	970	38,858
Allegheny Technologies, Inc.(b)	3,763	96,860
American Vanguard Corp.	733	11,046
AptarGroup, Inc.	782	95,310
Arconic Corp.(b)	2,091	64,194
Ashland Global Holdings, Inc.	1,348	124,393
Avient Corp.	1,707	89,430
Axalta Coating Systems Ltd.(b)	3,536	95,613
Balchem Corp.	279	38,597
Cabot Corp.	1,469	107,472
Carpenter Technology Corp.	1,667	63,996
Century Aluminum Co.(b)	1,476	34,863
Chase Corp.	102	9,367
Clearwater Paper Corp.(b)	1,468	42,322
Cleveland-Cliffs, Inc.(b)(c)	4,048	90,513
Coeur Mining, Inc.(b)	2,943	12,655
Compass Minerals International, Inc.	758	44,434
Eagle Materials, Inc.	611	83,603
Element Solutions, Inc.	3,314	81,458
Ferro Corp.(b)	803	17,449
Ferroglobe PLC(b)	3,072	24,054
Forterra, Inc.(b)	693	16,327
GCP Applied Technologies, Inc.(b)	831	26,243
Glatfelter Corp.	1,875	25,763
Gold Resource Corp.	2,169	3,514
Greif, Inc., Class A	1,810	104,057
H.B. Fuller Co.	1,201	82,112
Hawkins, Inc.	470	21,272
Haynes International, Inc.	415	15,172
Hecla Mining Co.	5,694	32,797
Ingevity Corp.(b)	637	43,463
Innospec, Inc.	446	42,593
Intrepid Potash, Inc.(b)	292	16,612

	Shares	Value
Materials-(continued)
Kaiser Aluminum Corp.	407	$39,276
Koppers Holdings, Inc.(b)	888	25,423
Kraton Corp.(b)	1,354	62,487
Livent Corp.(b)(c)	798	18,793
Louisiana-Pacific Corp.	1,943	139,799
Materion Corp.	441	36,846
Mercer International, Inc. (Germany)	1,541	20,603
Mesabi Trust(b)(c)	179	4,969
Minerals Technologies, Inc.	803	56,202
Myers Industries, Inc.	688	11,435
Neenah, Inc.	521	20,293
NewMarket Corp.	176	55,926
O-I Glass, Inc.(b)	7,030	89,843
Orion Engineered Carbons S.A. (Germany)	1,620	25,175
Quaker Chemical Corp.	163	30,254
Ranpak Holdings Corp.(b)(c)	778	18,828
Rayonier Advanced Materials, Inc.(b)	4,994	29,315
Resolute Forest Products, Inc.	2,892	36,063
Royal Gold, Inc.	643	77,970
Schnitzer Steel Industries, Inc., Class A	793	38,579
Schweitzer-Mauduit International, Inc., Class A	920	28,722
Scotts Miracle-Gro Co. (The)	496	69,470
Sealed Air Corp.	2,219	148,962
Sensient Technologies Corp.	623	51,167
Silgan Holdings, Inc.	2,202	92,220
Stepan Co.	410	42,484
Summit Materials, Inc., Class A(b)	2,370	73,991
SunCoke Energy, Inc.	6,092	48,310
TimkenSteel Corp.(b)	1,841	33,193
Tredegar Corp.	1,892	21,777
TriMas Corp.	1,018	33,095
Trinseo PLC	1,178	61,209
Tronox Holdings PLC, Class A	2,869	58,241
Valvoline, Inc.	2,279	73,680
Venator Materials PLC(b)	4,162	9,489
Verso Corp., Class A	2,388	63,306
Warrior Met Coal, Inc.	2,608	82,152
Westlake Corp.	795	87,697
Worthington Industries, Inc.	962	54,853

		3,668,509

Real Estate-5.00%
Alexander & Baldwin, Inc.	1,123	25,189
Alexander’s, Inc.	51	12,924
American Homes 4 Rent, Class A	2,330	88,563
Americold Realty Trust	2,284	61,028
Armada Hoffler Properties, Inc.	1,960	28,773
Camden Property Trust	845	139,518
CatchMark Timber Trust, Inc., Class A	859	6,580
Centerspace	333	31,299
Community Healthcare Trust, Inc.	224	9,341
CorePoint Lodging, Inc.(b)(c)	1,478	23,604
Corporate Office Properties Trust	2,049	53,704
CubeSmart	1,316	63,444
Cushman & Wakefield PLC(b)(c)	6,156	134,940
CyrusOne, Inc.	1,430	129,200
Diversified Healthcare Trust	18,908	54,455
Douglas Elliman, Inc.(b)	1,377	10,383
EastGroup Properties, Inc.	296	56,465
Empire State Realty Trust, Inc., Class A(c)	5,118	48,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Equity LifeStyle Properties, Inc.	1,236	$92,230
eXp World Holdings, Inc.	509	13,611
Forestar Group, Inc.(b)	156	2,856
Franklin Street Properties Corp.	3,931	22,721
Gaming and Leisure Properties, Inc.	2,923	132,733
Gladstone Commercial Corp.	626	13,265
Healthcare Realty Trust, Inc.	2,073	54,064
Highwoods Properties, Inc.	2,143	93,435
Independence Realty Trust, Inc.	1,439	36,364
Lamar Advertising Co., Class A	1,240	135,234
Life Storage, Inc.	554	70,131
Marcus & Millichap, Inc.(b)	297	14,770
National Storage Affiliates Trust	926	53,958
Newmark Group, Inc., Class A	4,777	84,457
Office Properties Income Trust	2,067	51,778
Outfront Media, Inc.	2,896	77,323
Piedmont Office Realty Trust, Inc., Class A	3,867	65,894
PotlatchDeltic Corp	920	50,508
PS Business Parks, Inc.	430	68,495
Rayonier, Inc.	1,559	61,892
RE/MAX Holdings, Inc., Class A	359	10,641
Realogy Holdings Corp.(b)	6,739	122,515
Redfin Corp.(b)(c)	305	6,597
RMR Group, Inc. (The), Class A	469	13,667
Saul Centers, Inc.	451	20,760
St. Joe Co. (The)	217	11,725
Sun Communities, Inc.(c)	461	83,441
Tanger Factory Outlet Centers, Inc.(c)	2,444	40,766
UMH Properties, Inc.	980	22,599
Uniti Group, Inc.	4,265	55,317
Universal Health Realty Income Trust	120	6,853
Urstadt Biddle Properties, Inc., Class A	1,184	22,295
Zillow Group, Inc., Class C(b)(c)	666	38,308

		2,629,029

Utilities-3.66%
ALLETE, Inc.	1,302	81,948
American States Water Co.	393	33,075
Avangrid, Inc.	1,959	87,900
Avista Corp.	1,903	84,931
Black Hills Corp.	1,696	118,703
California Water Service Group	679	38,655
Chesapeake Utilities Corp.	244	32,440
Hawaiian Electric Industries, Inc.	2,869	117,572
IDACORP, Inc.	1,050	109,148
MGE Energy, Inc.	504	36,298

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
Utilities-(continued)
Middlesex Water Co.	159	$15,898
National Fuel Gas Co.	2,330	145,019
New Jersey Resources Corp.	2,073	90,424
Northwest Natural Holding Co.	817	42,492
NorthWestern Corp.	1,379	83,402
ONE Gas, Inc.	964	80,099
Ormat Technologies, Inc.(c)	764	54,511
Otter Tail Corp.	896	55,427
PNM Resources, Inc.	1,953	88,217
Portland General Electric Co.	2,635	133,779
SJW Group	534	34,828
South Jersey Industries, Inc.(c)	2,910	98,736
Southwest Gas Holdings, Inc.	2,012	142,731
Spire, Inc.	1,518	101,873
Unitil Corp.	350	17,672

		1,925,778

Total Common Stocks & Other Equity Interests (Cost $50,977,027)		52,490,054

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $33,117)	33,117	33,117

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $51,010,144)		52,523,171

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.59%
Invesco Private Government Fund, 0.12%(f)(g)(h)	1,642,780	1,642,780
Invesco Private Prime Fund, 0.08%(f)(g)(h)	3,919,886	3,920,278

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,563,449)		5,563,058

TOTAL INVESTMENTS IN SECURITIES-110.54% (Cost $56,573,593)		58,086,229
OTHER ASSETS LESS LIABILITIES-(10.54)%		(5,539,190)

NET ASSETS-100.00%		$52,547,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The aggregate value of these securities at February 28, 2022 was $28,357, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$34,048	$793,870	$(794,801)	$-	$-	$33,117	$4

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	731,400	4,323,952	(3,412,572)	-	-	1,642,780	191	*

Invesco Private Prime Fund	1,892,831	8,070,431	(6,041,981)	(391)	(612)	3,920,278	1,508	*

Total	$2,658,279	$13,188,253	$(10,249,354)	$(391)	$(612)	$5,596,175	$1,703

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Industrials	23.01

Consumer Discretionary	15.00

Information Technology	14.59

Health Care	9.60

Energy	7.10

Materials	6.98

Financials	6.83

Real Estate	5.00

Consumer Staples	4.66

Utilities	3.66

Communication Services	3.46

Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

		Invesco	Invesco		Invesco
		RAFITM	RAFITM		RAFITM
	Invesco	Strategic	Strategic	Invesco	Strategic
	Defensive	Developed	Emerging	RAFITM	US Small
	Equity	ex-US	Markets	Strategic US	Company
	ETF (DEF)	ETF (ISDX)	ETF (ISEM)	ETF (IUS)	ETF (IUSS)
Assets:
Unaffiliated investments in securities, at value(a)	$286,186,047	$330,135,958	$28,103,958	$205,652,593	$52,490,054
Affiliated investments in securities, at value	110,116	15,261,957	655,204	3,852,068	5,596,175
Foreign currencies, at value	-	-	6,108	-	-
Deposits with brokers:
Cash segregated as collateral	-	1,544,407	-	-	-
Receivable for:
Dividends	478,464	901,299	15,355	372,830	32,332
Securities lending	9	3,577	562	258	1,087
Investments sold	8,156,291	71	1	-	-
Fund shares sold	2,032,452	235,966	-	-	-
Foreign tax reclaims	3,497	214,211	-	-	-

Total assets	296,966,876	348,297,446	28,781,188	209,877,749	58,119,648

Liabilities:
Due to custodian	-	-	5,978	253	1
Due to foreign custodian	-	44,143	-	-	-
Payable for:
Investments purchased	2,034,352	235,973	1	-	-
Collateral upon return of securities loaned	-	15,208,309	655,204	3,824,044	5,563,449
Collateral upon receipt of securities in-kind	-	1,544,407	-	-	-
Fund shares repurchased	8,147,932	-	-	-	-
Accrued unitary management fees	-	58,443	8,078	29,780	9,159
Accrued advisory fees	114,311	-	-	-	-
Accrued trustees’ and officer’s fees	10,077	-	-	-	-
Accrued expenses	84,403	-	-	-	-

Total liabilities	10,391,075	17,091,275	669,261	3,854,077	5,572,609

Net Assets	$286,575,801	$331,206,171	$28,111,927	$206,023,672	$52,547,039

Net assets consist of:
Shares of beneficial interest	$314,663,659	$298,884,302	$30,463,349	$167,228,923	$52,322,470
Distributable earnings (loss)	(28,087,858)	32,321,869	(2,351,422)	38,794,749	224,569

Net Assets	$286,575,801	$331,206,171	$28,111,927	$206,023,672	$52,547,039

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,230,000	11,000,001	1,050,001	5,275,001	1,425,001
Net asset value	$67.75	$30.11	$26.77	$39.06	$36.88

Market price	$67.72	$30.07	$26.82	$39.02	$36.89

Unaffiliated investments in securities, at cost	$281,076,717	$292,949,679	$29,966,967	$164,244,100	$50,977,027

Affiliated investments in securities, at cost	$110,116	$15,262,467	$655,204	$3,852,253	$5,596,566

Foreign currencies (due to foreign custodian), at cost	$-	$(44,524)	$4,881	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$14,488,080	$636,523	$3,731,817	$5,462,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

		Invesco	Invesco		Invesco
		RAFITM	RAFITM		RAFITM
	Invesco	Strategic	Strategic	Invesco	Strategic
	Defensive	Developed	Emerging	RAFITM	US Small
	Equity	ex-US	Markets	Strategic US	Company
	ETF (DEF)	ETF (ISDX)	ETF (ISEM)	ETF (IUS)	ETF (IUSS)
Investment income:
Unaffiliated dividend income	$2,627,276	$3,939,710	$483,170	$1,725,815	$282,993
Affiliated dividend income	34	64	10	18	4
Non-cash dividend income	-	1,049,106	19,068	-	-
Securities lending income	90	80,673	2,404	2,637	4,197
Foreign withholding tax	-	(425,398)	(38,809)	(33)	(86)

Total investment income	2,627,400	4,644,155	465,843	1,728,437	287,108

Expenses:
Unitary management fees	-	353,052	48,616	178,647	50,671
Advisory fees	706,734	-	-	-	-
Accounting & administration fees	15,150	-	-	-	-
Custodian & transfer agent fees	2,347	-	-	-	-
Trustees’ and officer’s fees	923	-	-	-	-
Other expenses	31,493	-	-	-	-

Net expenses	756,647	353,052	48,616	178,647	50,671

Net investment income	1,870,753	4,291,103	417,227	1,549,790	236,437

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(5,283,812)	249,360	(108,234)	96,613	124,942
Affiliated investment securities	(396)	(1,542)	(172)	(336)	(612)
In-kind redemptions	25,015,278	-	-	-	254,954
Foreign currencies	-	(25,316)	(4,619)	-	-

Net realized gain (loss)	19,731,070	222,502	(113,025)	96,277	379,284

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(29,879,487)	(3,449,389)	(2,069,225)	2,179,675	(3,248,606)
Affiliated investment securities	-	(510)	-	(185)	(391)
Foreign currencies	-	(1,437)	(707)	-	-

Change in net unrealized appreciation (depreciation)	(29,879,487)	(3,451,336)	(2,069,932)	2,179,490	(3,248,997)

Net realized and unrealized gain (loss)	(10,148,417)	(3,228,834)	(2,182,957)	2,275,767	(2,869,713)

Net increase (decrease) in net assets resulting from operations	$(8,277,664)	$1,062,269	$(1,765,730)	$3,825,557	$(2,633,276)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

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43

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

			Invesco RAFITM
	Invesco Defensive		Strategic Developed
	Equity ETF (DEF)		ex-US ETF (ISDX)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021
Operations:
Net investment income	$1,870,753	$ 2,785,894	$4,291,103	$8,439,438
Net realized gain (loss)	19,731,070	53,300,136	222,502	20,609,278
Change in net unrealized appreciation (depreciation)	(29,879,487)	(4,327,731)	(3,451,336)	53,865,496

Net increase (decrease) in net assets resulting from operations	(8,277,664)	51,758,299	1,062,269	82,914,212

Distributions to Shareholders from:
Distributable earnings	(3,001,999)	(3,462,014)	(8,624,046)	(6,362,180)

Shareholder Transactions:
Proceeds from shares sold	200,819,649	312,404,475	38,107,997	36,923,981
Value of shares repurchased	(203,884,195)	(367,515,698)	-	(62,848,497)

Net increase (decrease) in net assets resulting from share transactions	(3,064,546)	(55,111,223)	38,107,997	(25,924,516)

Net increase (decrease) in net assets	(14,344,209)	(6,814,938)	30,546,220	50,627,516

Net assets:
Beginning of period	300,920,010	307,734,948	300,659,951	250,032,435

End of period	$286,575,801	$300,920,010	$331,206,171	$300,659,951

Changes in Shares Outstanding:
Shares sold	2,860,000	5,090,000	1,250,000	1,150,000
Shares repurchased	(2,960,000)	(6,160,000)	-	(2,100,000)
Shares outstanding, beginning of period	4,330,000	5,400,000	9,750,001	10,700,001

Shares outstanding, end of period	4,230,000	4,330,000	11,000,001	9,750,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFITM				Invesco RAFITM
Strategic Emerging		Invesco RAFITM		Strategic US Small
Markets ETF (ISEM)		Strategic US ETF (IUS)		Company ETF (IUSS)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
2022	2021	2022	2021	2022	2021

$417,227	$864,815	$1,549,790	$2,734,088	$236,437	$278,843
(113,025)	1,665,421	96,277	18,545,918	379,284	11,520,910
(2,069,932)	2,634,417	2,179,490	31,020,286	(3,248,997)	4,753,479

(1,765,730)	5,164,653	3,825,557	52,300,292	(2,633,276)	16,553,232

(894,597)	(684,037)	(1,538,760)	(2,673,899)	(125,382)	(267,722)

2,769,725	7,674,500	23,727,362	43,067,428	17,248,670	23,591,813
-	(4,528,345)	-	(55,897,486)	(959,800)	(30,027,449)

2,769,725	3,146,155	23,727,362	(12,830,058)	16,288,870	(6,435,636)

109,398	7,626,771	26,014,159	36,796,335	13,530,212	9,849,874

28,002,529	20,375,758	180,009,513	143,213,178	39,016,827	29,166,953

$28,111,927	$28,002,529	$206,023,672	$180,009,513	$52,547,039	$39,016,827

100,000	250,000	600,000	1,150,000	450,000	600,000
-	(150,000)	-	(1,575,000)	(25,000)	(850,000)
950,001	850,001	4,675,001	5,100,001	1,000,001	1,250,001

1,050,001	950,001	5,275,001	4,675,001	1,425,001	1,000,001

45

Financial Highlights

Invesco Defensive Equity ETF (DEF)

	Six Months Ended
	February 28,
	2022		Years Ended August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$69.50		$56.99	$53.27	$49.47	$43.25	$39.08

Net investment income(a)	0.46		0.64	0.75	0.68	0.58	0.67
Net realized and unrealized gain (loss) on investments	(1.43)		12.66	3.62	3.73	6.40	4.35

Total from investment operations	(0.97)		13.30	4.37	4.41	6.98	5.02

Distributions to shareholders from:
Net investment income	(0.78)		(0.79)	(0.65)	(0.61)	(0.76)	(0.85)

Net asset value at end of period	$67.75		$69.50	$56.99	$53.27	$49.47	$43.25

Market price at end of period	$67.72	(b)	$69.47 (b)	$57.08 (b)	$53.30 (b)	$49.53 (b)	$43.25

Net Asset Value Total Return(c)	(1.44)%		23.61%	8.22%	9.27%	16.25%	13.08%
Market Price Total Return(c)	(1.43)%		23.36%	8.34%	9.20%	16.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$286,576		$300,920	$307,735	$245,052	$190,471	$175,171
Ratio to average net assets of:
Expenses, after Waivers	0.54	%(d)	0.55%	0.53%	0.55%	0.59%	0.61%
Expenses, prior to Waivers	0.54	%(d)	0.55%	0.53%	0.55%	0.59%	0.63%
Net investment income	1.32	%(d)	1.05%	1.42%	1.37%	1.25%	1.67%
Portfolio turnover rate(e)	64%		121%	136%	145%	136%	194%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

					For the Period
	Six Months Ended				September 10, 2018(a)
	February 28,				Through
	2022		Years Ended August 31,		August 31,
	(Unaudited)		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$30.84		$23.37	$23.97	$25.00

Net investment income(b)	0.42		0.82	0.59	0.70
Net realized and unrealized gain (loss) on investments	(0.29)		7.26	(0.56)	(1.24)

Total from investment operations	0.13		8.08	0.03	(0.54)

Distributions to shareholders from:
Net investment income	(0.69)		(0.61)	(0.63)	(0.49)
Net realized gains	(0.17)		-	-	-

Total distributions	(0.86)		(0.61)	(0.63)	(0.49)

Net asset value at end of period	$30.11		$30.84	$23.37	$23.97

Market price at end of period(c)	$30.07		$30.85	$23.34	$23.94

Net Asset Value Total Return(d)	0.51%		34.94%	0.43%	(2.10	)%(e)
Market Price Total Return(d)	0.34%		35.15%	0.41%	(2.22	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$331,206		$300,660	$250,032	$234,946
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23%	0.23%	0.24	%(g)
Net investment income	2.80	%(f)	2.92%	2.56%	2.97	%(g)
Portfolio turnover rate(h)	3%		18%	26%	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (2.10)%. The market price total return from Fund Inception to August 31, 2019 was (2.22)%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

						For the Period
	Six Months Ended					September 10, 2018(a)
	February 28,					Through
	2022		Years Ended August 31,			August 31,
	(Unaudited)		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$29.48		$23.97	$24.08		$25.00

Net investment income(b)	0.43		0.99	0.67		1.06
Net realized and unrealized gain (loss) on investments	(2.20)		5.30	(0.20	)(c)	(1.60)

Total from investment operations	(1.77)		6.29	0.47		(0.54)

Distributions to shareholders from:
Net investment income	(0.94)		(0.78)	(0.58)		(0.38)

Net asset value at end of period	$26.77		$29.48	$23.97		$24.08

Market price at end of period(d)	$26.82		$29.50	$24.09		$24.09

Net Asset Value Total Return(e)	(6.06)%		26.70%	2.03	%(c)	(2.22	)%(f)
Market Price Total Return(e)	(5.95)%		26.13%	2.48%		(2.19	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,112		$28,003	$20,376		$25,286
Ratio to average net assets of:
Expenses	0.35	%(g)	0.35%	0.35%		0.39	%(h)
Net investment income	3.00	%(g)	3.57%	2.84%		4.35	%(h)
Portfolio turnover rate(i)	3%		30%	19	%(c)	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Amount includes the effect of the Adviser pay-in for an economic loss of $0.07 per share. Had the pay-in not been made, the net asset value total return would have been 1.73%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (1.95)%. The market price total return from Fund Inception to August 31, 2019 was (2.19)%.

(g)	Annualized.
(h)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.04%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco RAFITM Strategic US ETF (IUS)

					For the Period
	Six Months Ended				September 10, 2018(a)
	February 28,				Through
	2022		Years Ended August 31,		August 31,
	(Unaudited)		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$38.50		$28.08	$24.93	$25.00

Net investment income(b)	0.32		0.56	0.54	0.58
Net realized and unrealized gain (loss) on investments	0.56		10.40	3.13	(0.26)

Total from investment operations	0.88		10.96	3.67	0.32

Distributions to shareholders from:
Net investment income	(0.32)		(0.54)	(0.52)	(0.39)

Net asset value at end of period	$39.06		$38.50	$28.08	$24.93

Market price at end of period(c)	$39.02		$38.52	$28.14	$24.94

Net Asset Value Total Return(d)	2.31%		39.47%	15.17%	1.45	%(e)
Market Price Total Return(d)	2.16%		39.25%	15.38%	1.50	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$206,024		$180,010	$143,213	$117,188
Ratio to average net assets of:
Expenses	0.19	%(f)	0.19%	0.19%	0.20	%(g)
Net investment income	1.65	%(f)	1.69%	2.09%	2.41	%(g)
Portfolio turnover rate(h)	1%		15%	15%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was 0.92%. The market price total return from Fund Inception to August 31, 2019 was 0.97%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

					For the Period
	Six Months Ended				September 10, 2018(a)
	February 28,				Through
	2022		Years Ended August 31,		August 31,
	(Unaudited)		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$39.02		$23.33	$22.48	$25.00

Net investment income(b)	0.20		0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	(2.23)		15.67	0.87	(2.55)

Total from investment operations	(2.03)		15.93	1.11	(2.32)

Distributions to shareholders from:
Net investment income	(0.11)		(0.24)	(0.26)	(0.20)

Net asset value at end of period	$36.88		$39.02	$23.33	$22.48

Market price at end of period(c)	$36.89		$38.99	$23.38	$22.48

Net Asset Value Total Return(d)	(5.20)%		68.57%	5.13%	(9.20	)%(e)
Market Price Total Return(d)	(5.10)%		68.09%	5.36%	(9.20	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,547		$39,017	$29,167	$24,724
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23%	0.23%	0.28	%(g)
Net investment income	1.07	%(f)	0.79%	1.07%	1.05	%(g)
Portfolio turnover rate(h)	3%		39%	28%	20%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (9.34)%. The market price total return from Fund Inception to August 31, 2019 was (9.31)%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.05%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Defensive Equity ETF (DEF)	“Defensive Equity ETF”

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	“RAFITM Strategic Developed ex-US ETF”

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	“RAFITM Strategic Emerging Markets ETF”

Invesco RAFITM Strategic US ETF (IUS)	“RAFITM Strategic US ETF”

Invesco RAFITM Strategic US Small Company ETF (IUSS)	“RAFITM Strategic US Small Company ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market, except for Shares of Defensive Equity ETF, which are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Defensive Equity ETF	Invesco Defensive Equity Index

RAFITM Strategic Developed ex-US ETF	Invesco Strategic Developed ex-US Index

RAFITM Strategic Emerging Markets ETF	Invesco Strategic Emerging Markets Index

RAFITM Strategic US ETF	Invesco Strategic US Index

RAFITM Strategic US Small Company ETF	Invesco Strategic US Small Company Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

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Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Defensive Equity ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Defensive Equity ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except Defensive Equity ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of each Fund (except Defensive Equity ETF), including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Defensive Equity ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i)

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changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco by each Fund were less than $500.

J.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the

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securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

From time to time, certain companies in which a Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions. Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as the Fund’s) rights may be limited, including by actions of the Chinese government which could determine that the underlying contractual arrangements are invalid. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect the Fund’s returns and net asset value.

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Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include,

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but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Defensive Equity ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Defensive Equity ETF (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least August 31, 2023.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory

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Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)

RAFITM Strategic Developed ex-US ETF	0.23%

RAFITM Strategic Emerging Markets ETF	0.35%

RAFITM Strategic US ETF	0.19%

RAFITM Strategic US Small Company ETF	0.23%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 28, 2022, no fees were waived.

The offering costs excluded from the Expense Cap for Defensive Equity ETF, as applicable, are: (a) initial legal fees pertaining to the Fund’s Shares offered for sale; (b) initial SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

The fees waived and/or expenses borne by the Adviser for Defensive Equity ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. For the six months ended February 28, 2022, there were no amounts available for potential recapture by the Adviser.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Defensive Equity ETF	$3,186

RAFITM Strategic Developed ex-US ETF	133

RAFITM Strategic Emerging Markets ETF	55

RAFITM Strategic US ETF	60

RAFITM Strategic US Small Company ETF	105

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

58

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022, for each Fund (except for Defensive Equity ETF).As of February 28, 2022, all of the securities in Defensive Equity ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$330,122,423	$-	$13,535	$330,135,958
Money Market Funds	54,158	15,207,799	-	15,261,957

Total Investments	$330,176,581	$15,207,799	$13,535	$345,397,915

RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,785,193	$13,993,339	$325,426	$28,103,958
Money Market Funds	-	655,204	-	655,204

Total Investments	$13,785,193	$14,648,543	$325,426	$28,759,162

RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$205,526,834	$125,759	$-	$205,652,593
Money Market Funds	28,209	3,823,859	-	3,852,068

Total Investments	$205,555,043	$3,949,618	$-	$209,504,661

RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,490,054	$-	$-	$52,490,054
Money Market Funds	33,117	5,563,058	-	5,596,175

Total Investments	$52,523,171	$5,563,058	$-	$58,086,229

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2022:

Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	08/31/21	at Cost	from Sales	Premiums	Gain (Loss)	(Depreciation)	Level 3	Level 3	02/28/22

RAFITM Strategic Emerging Markets ETF

Common Stocks & Other Equity Interests	$–	$81,244	$(7,043)	$–	$(728)	$(550,084)	$802,037	$–	$325,426

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

59

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Defensive Equity ETF	$51,529,011	$376,907	$51,905,918

RAFITM Strategic Developed ex-US ETF	2,187,226	2,558,418	4,745,644

RAFITM Strategic Emerging Markets ETF	-	283,081	283,081

RAFITM Strategic US ETF	1,916,415	1,268,820	3,185,235

RAFITM Strategic US Small Company ETF	1,537,844	231,983	1,769,827

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Defensive Equity ETF	$181,259,470	$183,470,064

RAFITM Strategic Developed ex-US ETF	9,028,883	10,657,726

RAFITM Strategic Emerging Markets ETF	2,285,553	784,931

RAFITM Strategic US ETF	2,017,678	1,810,143

RAFITM Strategic US Small Company ETF	1,805,331	1,453,571

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales

Defensive Equity ETF	$200,816,737	$203,163,315

RAFITM Strategic Developed ex-US ETF	35,670,491	85,748

RAFITM Strategic Emerging Markets ETF	808,803	-

RAFITM Strategic US ETF	23,471,398	-

RAFITM Strategic US Small Company ETF	17,056,264	949,613

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost

Defensive Equity ETF	$17,307,782	$(13,909,246)	$3,398,536	$282,897,627

RAFITM Strategic Developed ex-US ETF	51,791,419	(15,689,084)	36,102,335	309,295,580

RAFITM Strategic Emerging Markets ETF	3,451,848	(5,436,655)	(1,984,807)	30,743,969

RAFITM Strategic US ETF	45,166,187	(3,860,015)	41,306,172	168,198,489

RAFITM Strategic US Small Company ETF	5,429,824	(3,958,758)	1,471,066	56,615,163

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for each Fund (except Defensive Equity ETF). The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

60

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

61

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust (excluding Invesco Defensive Equity ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). As a shareholder of Invesco Defensive Equity ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Defensive Equity ETF (DEF)

Actual	$1,000.00	$985.60	0.54%	$2.66

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.54	2.71

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

Actual	1,000.00	1,005.10	0.23	1.14

Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

Actual	1,000.00	939.40	0.35	1.68

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco RAFITM Strategic US ETF (IUS)

Actual	1,000.00	1,023.10	0.19	0.95

Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95

62

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

Actual	$1,000.00	$948.00	0.23%	$1.11

Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2022
IIGD	Invesco Investment Grade Defensive ETF
IIGV	Invesco Investment Grade Value ETF

2

Invesco Investment Grade Defensive ETF (IIGD)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.18%
Aerospace & Defense-1.54%
Lockheed Martin Corp., 3.55%, 01/15/2026	$739,000	$778,127
Precision Castparts Corp., 3.25%, 06/15/2025	750,000	777,950

		1,556,077

Air Freight & Logistics-0.78%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	745,000	784,799

Banks-15.04%
Bank of America Corp., 4.20%, 08/26/2024	755,000	787,310
Citizens Bank N.A., 2.25%, 04/28/2025	735,000	733,514
Fifth Third Bancorp, 2.38%, 01/28/2025	620,000	621,978
Fifth Third Bank N.A., 3.95%, 07/28/2025	700,000	742,930
Huntington Bancshares, Inc., 2.63%, 08/06/2024	795,000	802,111
JPMorgan Chase & Co., 3.88%, 09/10/2024	760,000	789,932
KeyBank N.A., 3.30%, 06/01/2025	600,000	620,807
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025(b)	856,000	876,630
PNC Bank N.A.
2.50%, 08/27/2024	900,000	910,288
3.88%, 04/10/2025	650,000	679,615
Regions Financial Corp., 2.25%, 05/18/2025	920,000	920,688
Truist Bank
3.20%, 04/01/2024	779,000	799,743
2.15%, 12/06/2024	700,000	702,336
1.50%, 03/10/2025	700,000	688,940
Truist Financial Corp.
2.50%, 08/01/2024	645,000	653,266
4.00%, 05/01/2025	739,000	776,336
1.20%, 08/05/2025(b)	797,000	768,885
U.S. Bank N.A., 2.05%, 01/21/2025	700,000	701,603
US Bancorp, 1.45%, 05/12/2025	826,000	808,790
Wells Fargo & Co., 3.00%, 04/22/2026	770,000	782,950

		15,168,652

Beverages-0.78%
PepsiCo, Inc., 2.25%, 03/19/2025	785,000	790,565

Biotechnology-1.56%
Biogen, Inc., 4.05%, 09/15/2025	740,000	773,984
Gilead Sciences, Inc., 3.65%, 03/01/2026	762,000	795,636

		1,569,620

Capital Markets-7.51%
Bank of New York Mellon Corp. (The), 1.60%, 04/24/2025	805,000	793,716
Charles Schwab Corp. (The), 0.75%, 03/18/2024	656,000	642,550
CME Group, Inc., 3.00%, 03/15/2025	886,000	910,141
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	778,000	800,633
Moody’s Corp., 3.75%, 03/24/2025	600,000	626,780
Morgan Stanley 3.88%, 01/27/2026	740,000	773,189
Series F, 3.88%, 04/29/2024	778,000	804,676

	Principal Amount	Value
Capital Markets-(continued)
National Securities Clearing Corp., 1.50%, 04/23/2025(b)(c)	$675,000	$662,086
S&P Global, Inc., 4.00%, 06/15/2025	740,000	780,480
State Street Corp., 3.55%, 08/18/2025	746,000	780,727

		7,574,978

Chemicals-0.78%
Linde, Inc., 3.20%, 01/30/2026(b)	754,000	784,272

Communications Equipment-0.77%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	755,000	771,773

Consumer Finance-0.78%
Capital One Financial Corp., 3.30%, 10/30/2024	770,000	789,522

Diversified Financial Services-3.81%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	753,000	782,123
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	770,000	802,905
MidAmerican Energy Co., 3.65%, 04/15/2029	732,000	780,810
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	639,000	660,230
Nuveen LLC, 4.00%, 11/01/2028(c)	749,000	813,971

		3,840,039

Electric Utilities-6.31%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	759,000	801,563
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	731,000	786,982
Entergy Arkansas LLC, 3.50%, 04/01/2026	767,000	798,132
Entergy Louisiana LLC, 0.95%, 10/01/2024(b)	835,000	811,697
Evergy, Inc., 2.45%, 09/15/2024	800,000	800,527
NSTAR Electric Co., 3.20%, 05/15/2027	772,000	798,998
Southern California Edison Co., Series E, 3.70%, 08/01/2025	755,000	784,436
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026(b)	759,000	781,956

		6,364,291

Entertainment-0.61%
Activision Blizzard, Inc., 3.40%, 09/15/2026	590,000	617,605

Equity REITs-1.44%
Public Storage, 1.50%, 11/09/2026(b)	817,000	793,018
Welltower, Inc., 4.00%, 06/01/2025	625,000	654,902

		1,447,920

Food & Staples Retailing-1.48%
Costco Wholesale Corp., 1.60%, 04/20/2030	790,000	733,566
Walmart, Inc., 1.80%, 09/22/2031	805,000	756,721

		1,490,287

Food Products-0.78%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	779,000	790,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Gas Utilities-2.38%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	$800,000	$801,920
ONE Gas, Inc., 1.10%, 03/11/2024	831,000	813,588
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	810,000	789,130

		2,404,638

Health Care Equipment & Supplies-2.12%
Abbott Laboratories, 3.75%, 11/30/2026	584,000	623,985
Medtronic, Inc., 3.50%, 03/15/2025	753,000	785,506
Stryker Corp., 3.50%, 03/15/2026	700,000	725,461

		2,134,952

Health Care Providers & Services-3.01%
Ascension Health, Series B, 2.53%, 11/15/2029	784,000	781,596
McKesson Corp., 3.80%, 03/15/2024	665,000	684,961
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	806,000	794,608
UnitedHealth Group, Inc., 3.75%, 07/15/2025	741,000	778,073

		3,039,238

Household Products-0.72%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	695,000	725,012

Industrial Conglomerates-0.78%
Honeywell International, Inc., 2.50%, 11/01/2026(b)	776,000	786,816

Insurance-13.19%
Allstate Corp. (The), 0.75%, 12/15/2025	832,000	784,408
Athene Global Funding, 1.72%, 01/07/2025(c)	790,000	771,789
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	768,000	798,745
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	826,000	779,647
F&G Global Funding, 0.90%, 09/20/2024(c)	830,000	800,621
GA Global Funding Trust, 1.00%, 04/08/2024(c)	860,000	832,828
Jackson National Life Global Funding, 1.75%, 01/12/2025(c)	830,000	817,421
MassMutual Global Funding II, 2.75%, 06/22/2024(c)	660,000	670,435
MET Tower Global Funding, 0.70%, 04/05/2024(c)	800,000	781,246
MetLife, Inc., 3.60%, 04/10/2024	770,000	797,565
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	800,000	837,481
New York Life Global Funding, 0.85%, 01/15/2026(b)(c)	921,000	875,433
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	661,000	629,569
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	869,000	909,735
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	815,000	791,535

	Principal Amount	Value
Insurance-(continued)
Pricoa Global Funding I, 1.20%, 09/01/2026(c)	$670,000	$641,600
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	767,000	779,843

		13,299,901

Interactive Media & Services-0.90%
Alphabet, Inc., 1.10%, 08/15/2030(b)	1,004,000	908,508

Internet & Direct Marketing Retail-0.79%
Amazon.com, Inc., 3.15%, 08/22/2027	757,000	792,446

IT Services-1.42%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	613,000	640,947
Visa, Inc., 3.15%, 12/14/2025	764,000	792,066

		1,433,013

Life Sciences Tools & Services-0.80%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	820,000	802,637

Machinery-3.88%
Caterpillar Financial Services Corp., 0.45%, 05/17/2024	825,000	801,890
Caterpillar, Inc., 3.40%, 05/15/2024	702,000	724,969
Deere & Co., 2.75%, 04/15/2025	791,000	807,053
Illinois Tool Works, Inc., 2.65%, 11/15/2026	770,000	788,416
John Deere Capital Corp., 3.45%, 03/13/2025	755,000	788,052

		3,910,380

Media-0.88%
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	850,000	884,315

Multiline Retail-0.79%
Target Corp., 2.25%, 04/15/2025	790,000	795,743

Multi-Utilities-2.27%
Black Hills Corp., 1.04%, 08/23/2024(b)	814,000	791,817
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	790,000	806,122
WEC Energy Group, Inc., 0.80%, 03/15/2024 .	705,000	687,523

		2,285,462

Oil, Gas & Consumable Fuels-5.29%
Chevron Corp., 1.55%, 05/11/2025	775,000	764,268
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	770,000	804,736
Chevron USA, Inc., 0.69%, 08/12/2025	827,000	790,482
ConocoPhillips, 4.95%, 03/15/2026	724,000	793,574
EOG Resources, Inc., 4.15%, 01/15/2026	728,000	777,374
Exxon Mobil Corp., 2.99%, 03/19/2025	770,000	791,512
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(c)	600,000	613,374

		5,335,320

Paper & Forest Products-0.63%
Georgia-Pacific LLC, 0.63%, 05/15/2024(b)(c) .	654,000	633,805

Pharmaceuticals-3.05%
Eli Lilly and Co., 3.38%, 03/15/2029	685,000	724,482
Johnson & Johnson, 2.45%, 03/01/2026	773,000	786,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc., 2.75%, 02/10/2025	$773,000	$791,620
Pfizer, Inc., 3.00%, 12/15/2026(b)	750,000	778,125

		3,080,818

Road & Rail-0.69%
Burlington Northern Santa Fe LLC, 3.40%, 09/01/2024	675,000	695,844

Semiconductors & Semiconductor Equipment-4.77%
Applied Materials, Inc., 3.30%, 04/01/2027	750,000	784,410
Intel Corp., 3.70%, 07/29/2025	742,000	778,236
KLA Corp., 4.65%, 11/01/2024	750,000	792,697
QUALCOMM, Inc., 3.25%, 05/20/2027	825,000	861,303
Texas Instruments, Inc., 1.38%, 03/12/2025	807,000	794,645
Xilinx, Inc., 2.95%, 06/01/2024	789,000	803,912

		4,815,203

Software-2.35%
Microsoft Corp., 2.40%, 08/08/2026	775,000	788,495
Oracle Corp., 2.50%, 04/01/2025	799,000	798,875
salesforce.com, inc., 3.70%, 04/11/2028	730,000	779,946

		2,367,316

Specialty Retail-1.58%
Ross Stores, Inc., 4.60%, 04/15/2025(b)	749,000	800,139
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	790,000	793,638

		1,593,777

Technology Hardware, Storage & Peripherals-0.62%
Apple, Inc., 3.25%, 02/23/2026	600,000	627,231

Textiles, Apparel & Luxury Goods-1.50%
NIKE, Inc., 2.85%, 03/27/2030	705,000	717,310
VF Corp., 2.40%, 04/23/2025	795,000	796,615

		1,513,925

	Principal Amount	Value
Tobacco-0.80%
Philip Morris International, Inc., 2.88%, 05/01/2024	$789,000	$805,451

Total U.S. Dollar Denominated Bonds & Notes (Cost $103,290,230)		100,012,589

	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $131,811)	131,811	131,811

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.31% (Cost $103,422,041)		100,144,400

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.05%
Invesco Private Government Fund, 0.12%(d)(e)(f)	2,738,525	2,738,525
Invesco Private Prime Fund, 0.08%(d)(e)(f)	6,389,253	6,389,892

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,129,084)		9,128,417

TOTAL INVESTMENTS IN SECURITIES-108.36% (Cost $112,551,125)		109,272,817
OTHER ASSETS LESS LIABILITIES-(8.36)%		(8,430,965)

NET ASSETS-100.00%		$100,841,852

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $16,134,375, which represented 16.00% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,647,212	$4,035,166	$(5,550,567)	$–	$–	$131,811	$54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,596,333	$11,612,804	$(10,470,612)	$-	$-	$2,738,525	$384	*
Invesco Private Prime Fund	3,724,778	24,318,393	(21,650,875)	(667)	(1,737)	6,389,892	3,449	*

Total	$6,968,323	$39,966,363	$(37,672,054)	$(667)	$(1,737)	$9,260,228	$3,887

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Financials	40.33
Utilities	10.96
Health Care	10.54
Information Technology	9.93
Industrials	7.67
Energy	5.29
Consumer Discretionary	4.66
Consumer Staples	4.56
Sector Types Each Less Than 3%	5.24
Money Market Funds Plus Other Assets Less Liabilities	0.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Investment Grade Value ETF (IIGV)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.20%
Aerospace & Defense-2.98%
L3Harris Technologies, Inc. 4.40%, 06/15/2028	$265,000	$286,473
4.40%, 06/15/2028	260,000	281,067
Raytheon Technologies Corp. 3.50%, 03/15/2027	270,000	282,977
4.13%, 11/16/2028	265,000	286,953
Textron, Inc., 3.00%, 06/01/2030	290,000	285,765

		1,423,235

Airlines-1.17%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	260,000	271,622
Southwest Airlines Co., 5.13%, 06/15/2027	260,000	288,705

		560,327

Banks-2.32%
Citigroup, Inc., 4.45%, 09/29/2027	260,000	278,168
PNC Bank N.A., 4.05%, 07/26/2028	250,000	266,930
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	285,000	279,939
Wells Fargo & Co., 3.00%, 04/22/2026	280,000	284,709

		1,109,746

Beverages-1.17%
Constellation Brands, Inc., 2.25%, 08/01/2031.	300,000	274,288
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	260,000	284,256

		558,544

Biotechnology-1.17%
Gilead Sciences, Inc., 3.65%, 03/01/2026	269,000	280,874
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	310,000	277,101

		557,975

Building Products-1.17%
Carlisle Cos., Inc., 2.75%, 03/01/2030	285,000	276,631
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	276,000	281,063

		557,694

Capital Markets-5.78%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	248,000	274,941
Ares Capital Corp., 4.25%, 03/01/2025	270,000	276,581
BlackRock, Inc., 1.90%, 01/28/2031	310,000	288,193
FMR LLC, 7.57%, 06/15/2029(b)	200,000	264,850
Franklin Resources, Inc., 1.60%, 10/30/2030	310,000	277,493
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	270,000	277,855
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	260,000	273,196
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	270,000	283,678
Morgan Stanley, 3.88%, 01/27/2026	270,000	282,110
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	270,000	264,834

		2,763,731

	Principal Amount	Value
Chemicals-1.19%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	$305,000	$292,075
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(b)	300,000	279,004

		571,079

Construction Materials-0.59%
Eagle Materials, Inc., 2.50%, 07/01/2031	300,000	280,476

Containers & Packaging-1.81%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(c)	290,000	279,368
Sonoco Products Co., 3.13%, 05/01/2030	310,000	309,983
WRKCo, Inc., 4.90%, 03/15/2029(c)	250,000	276,480

		865,831

Diversified Consumer Services-0.58%
Block Financial LLC, 3.88%, 08/15/2030(c)	275,000	277,974

Diversified Financial Services-3.05%
Blackstone Holdings Finance Co. LLC, 2.00%, 01/30/2032(b)	325,000	294,724
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	300,000	271,409
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	270,000	278,970
Nuveen LLC, 4.00%, 11/01/2028(b)	265,000	287,987
Pine Street Trust I, 4.57%, 02/15/2029(b)	300,000	323,135

		1,456,225

Diversified Telecommunication Services-1.18%
AT&T, Inc., 4.30%, 02/15/2030	260,000	283,363
Verizon Communications, Inc., 2.55%, 03/21/2031	290,000	278,550

		561,913

Electric Utilities-5.82%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	305,000	280,034
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	320,000	286,286
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	290,000	276,258
Duke Energy Progress LLC, 2.00%, 08/15/2031	300,000	278,918
Entergy Texas, Inc., 1.75%, 03/15/2031	300,000	271,129
Eversource Energy, Series R, 1.65%, 08/15/2030(c)	310,000	275,173
Exelon Corp., 4.05%, 04/15/2030	265,000	281,513
Georgia Power Co., Series B, 2.65%, 09/15/2029	280,000	271,038
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	270,000	287,313
Progress Energy, Inc., 7.75%, 03/01/2031	205,000	272,761

		2,780,423

Electrical Equipment-0.60%
Emerson Electric Co., 2.00%, 12/21/2028	295,000	285,530

Electronic Equipment, Instruments & Components-0.63%
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	310,000	301,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
Energy Equipment & Services-1.19%
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	$274,000	$285,679
Schlumberger Investment S.A., 2.65%, 06/26/2030(c)	290,000	281,814

		567,493

Entertainment-0.58%
Walt Disney Co. (The), 2.65%, 01/13/2031(c)	280,000	277,242

Equity REITs-7.02%
American Tower Corp., 3.80%, 08/15/2029	270,000	279,729
Boston Properties L.P., 3.25%, 01/30/2031	280,000	279,450
Camden Property Trust, 2.80%, 05/15/2030	280,000	277,296
Crown Castle International Corp., 2.25%, 01/15/2031	300,000	274,018
Equinix, Inc., 3.20%, 11/18/2029(c)	280,000	276,565
ERP Operating L.P., 3.00%, 07/01/2029	280,000	283,659
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031(c)	325,000	294,857
Prologis L.P., 2.25%, 04/15/2030	288,000	276,230
Realty Income Corp., 3.25%, 01/15/2031	271,000	275,015
Regency Centers L.P., 3.70%, 06/15/2030	275,000	287,533
Simon Property Group L.P., 2.45%, 09/13/2029	286,000	276,532
Sun Communities Operating L.P., 2.70%, 07/15/2031	290,000	272,977

		3,353,861

Food & Staples Retailing-1.78%
Costco Wholesale Corp., 1.60%, 04/20/2030	305,000	283,212
Mars, Inc., 3.20%, 04/01/2030(b)	270,000	278,573
Sysco Corp., 5.95%, 04/01/2030	240,000	287,327

		849,112

Food Products-2.92%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	290,000	276,184
Campbell Soup Co., 4.15%, 03/15/2028(c)	265,000	284,043
Cargill, Inc., 2.13%, 11/10/2031(b)	295,000	278,238
Hormel Foods Corp., 1.80%, 06/11/2030	300,000	280,125
Ingredion, Inc., 2.90%, 06/01/2030	280,000	277,277

		1,395,867

Gas Utilities-1.72%
Atmos Energy Corp., 1.50%, 01/15/2031(c)	300,000	265,135
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	277,000	285,433
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	280,000	272,786

		823,354

Health Care Equipment & Supplies-2.45%
Boston Scientific Corp., 2.65%, 06/01/2030(c)	285,000	276,568
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	280,000	283,723
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	350,000	332,701
Stryker Corp., 3.50%, 03/15/2026	270,000	279,821

		1,172,813

Health Care Providers & Services-4.08%
AmerisourceBergen Corp., 2.70%, 03/15/2031	290,000	279,612

	Principal Amount	Value
Health Care Providers & Services-(continued)
Ascension Health, Series B, 2.53%, 11/15/2029	$280,000	$279,141
CommonSpirit Health, 3.35%, 10/01/2029	275,000	277,914
Health Care Service Corp., 2.20%, 06/01/2030(b)	295,000	276,150
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	280,000	276,043
Quest Diagnostics, Inc., 2.95%, 06/30/2030	290,000	286,142
Sutter Health, Series 20-A, 2.29%, 08/15/2030	290,000	273,116

		1,948,118

Hotels, Restaurants & Leisure-0.59%
Booking Holdings, Inc., 4.63%, 04/13/2030	250,000	279,789

Household Durables-0.58%
NVR, Inc., 3.00%, 05/15/2030	280,000	278,358

Household Products-0.59%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	270,000	281,660

Industrial Conglomerates-1.16%
3M Co., 2.38%, 08/26/2029	285,000	278,804
Roper Technologies, Inc., 1.75%, 02/15/2031	310,000	273,875

		552,679

Insurance-8.82%
Aflac, Inc., 3.60%, 04/01/2030(c)	260,000	276,264
Athene Holding Ltd., 4.13%, 01/12/2028	261,000	274,227
Berkshire Hathaway Finance Corp., 1.45%, 10/15/2030(c)	310,000	283,285
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	300,000	283,165
Fidelity National Financial, Inc., 3.40%, 06/15/2030	280,000	280,723
First American Financial Corp., 2.40%, 08/15/2031	300,000	274,021
Five Corners Funding Trust II, 2.85%, 05/15/2030(b)	300,000	295,485
GA Global Funding Trust, 1.00%, 04/08/2024(b)	265,000	256,627
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	258,000	281,671
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	280,000	293,118
New York Life Global Funding, 0.85%, 01/15/2026(b)	310,000	294,663
Primerica, Inc., 2.80%, 11/19/2031(c)	290,000	278,749
Principal Financial Group, Inc., 2.13%, 06/15/2030	300,000	284,134
Sammons Financial Group, Inc., 3.35%, 04/16/2031(b)	290,000	279,816
Willis North America, Inc., 2.95%, 09/15/2029	285,000	279,450

		4,215,398

Interactive Media & Services-0.61%
Alphabet, Inc., 1.10%, 08/15/2030(c)	320,000	289,564

IT Services-5.71%
Amdocs Ltd., 2.54%, 06/15/2030(c)	295,000	277,974
Automatic Data Processing, Inc., 3.38%, 09/15/2025	245,000	256,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2022

(Unaudited)

	Principal Amount	Value
IT Services-(continued)
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	$290,000	$273,000
DXC Technology Co., 1.80%, 09/15/2026	300,000	286,686
Fiserv, Inc., 3.50%, 07/01/2029	280,000	284,407
International Business Machines Corp., 3.50%, 05/15/2029	250,000	262,314
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	300,000	283,384
PayPal Holdings, Inc., 2.85%, 10/01/2029	275,000	274,185
VeriSign, Inc., 2.70%, 06/15/2031	290,000	269,582
Visa, Inc., 3.15%, 12/14/2025	250,000	259,184

		2,726,885

Life Sciences Tools & Services-1.16%
Agilent Technologies, Inc., 2.30%, 03/12/2031	295,000	276,057
PerkinElmer, Inc., 3.30%, 09/15/2029	276,000	277,426

		553,483

Machinery-0.58%
Cummins, Inc., 1.50%, 09/01/2030(c)	310,000	278,477

Media-1.74%
Fox Corp., 4.71%, 01/25/2029	255,000	278,577
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	250,000	277,546
Paramount Global, 7.88%, 07/30/2030	210,000	274,083

		830,206

Metals & Mining-0.58%
Newmont Corp., 2.25%, 10/01/2030(c)	295,000	275,882

Multi-Utilities-1.74%
Ameren Corp., 3.50%, 01/15/2031(c)	265,000	272,680
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	275,000	280,658
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	305,000	277,147

		830,485

Oil, Gas & Consumable Fuels-9.93%
Cameron LNG LLC, 2.90%, 07/15/2031(b)	280,000	276,170
Chevron Corp., 1.55%, 05/11/2025	293,000	288,942
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	275,000	287,406
Colonial Enterprises, Inc., 3.25%, 05/15/2030(b)(c)	282,000	286,683
ConocoPhillips, 6.95%, 04/15/2029	220,000	281,398
Devon Energy Corp., 7.88%, 09/30/2031	210,000	283,226
Exxon Mobil Corp., 2.99%, 03/19/2025	280,000	287,823
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b) .	290,000	287,052
Kinder Morgan, Inc., 7.75%, 01/15/2032	210,000	278,419
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(b)	245,000	250,461
ONEOK, Inc., 4.55%, 07/15/2028	260,000	277,470
Phillips 66, 2.15%, 12/15/2030(c)	305,000	281,733
Phillips 66 Partners L.P., 3.15%, 12/15/2029	280,000	276,764
Pioneer Natural Resources Co., 1.90%, 08/15/2030	300,000	272,697
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(b)	295,000	283,143

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 4.00%, 04/01/2029	$260,000	$271,976
Williams Cos., Inc. (The), 2.60%, 03/15/2031(c)	290,000	274,090

		4,745,453

Paper & Forest Products-0.58%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	290,000	279,724

Pharmaceuticals-1.16%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	270,000	285,103
Eli Lilly and Co., 3.38%, 03/15/2029	255,000	269,698

		554,801

Professional Services-0.58%
Equifax, Inc., 2.35%, 09/15/2031(c)	300,000	275,784

Road & Rail-0.62%
Union Pacific Corp., 2.80%, 02/14/2032	295,000	296,115

Semiconductors & Semiconductor Equipment-1.17%
Lam Research Corp., 4.00%, 03/15/2029	261,000	282,436
NVIDIA Corp., 2.85%, 04/01/2030	275,000	278,737

		561,173

Software-1.77%
Adobe, Inc., 2.30%, 02/01/2030	285,000	277,372
Autodesk, Inc., 2.40%, 12/15/2031	310,000	287,330
ServiceNow, Inc., 1.40%, 09/01/2030	320,000	283,226

		847,928

Specialty Retail-2.36%
Best Buy Co., Inc., 1.95%, 10/01/2030	300,000	273,389
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	250,000	279,510
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(c)	310,000	298,162
Tractor Supply Co., 1.75%, 11/01/2030	310,000	275,333

		1,126,394

Technology Hardware, Storage & Peripherals-0.59%
Apple, Inc., 3.25%, 02/23/2026	270,000	282,254

Textiles, Apparel & Luxury Goods-1.19%
NIKE, Inc., 2.85%, 03/27/2030	275,000	279,802
Ralph Lauren Corp., 2.95%, 06/15/2030(c)	290,000	289,487

		569,289

Tobacco-0.58%
Altria Group, Inc., 4.80%, 02/14/2029	258,000	278,974

Trading Companies & Distributors-0.58%
Air Lease Corp., 2.88%, 01/15/2026	280,000	279,313

Water Utilities-0.59%
American Water Capital Corp., 3.75%, 09/01/2028	267,000	282,103

Wireless Telecommunication Services-0.69%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	305,000	328,474

Total U.S. Dollar Denominated Bonds & Notes (Cost $50,119,312)		47,400,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $18,518)	18,518	$18,518

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $50,137,830)		47,419,423

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-13.62%
Invesco Private Government Fund, 0.12%(d)(e)(f)	1,952,484	1,952,484

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(e)(f)	4,555,341	$4,555,797

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,508,741)		6,508,281

TOTAL INVESTMENTS IN SECURITIES-112.86% (Cost $56,646,571)		53,927,704
OTHER ASSETS LESS LIABILITIES-(12.86)%		(6,144,515)

NET ASSETS-100.00%		$47,783,189

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $8,487,508, which represented 17.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$427,245	$1,856,331	$(2,265,058)	$-	$-	$18,518	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,248,805	6,508,497	(5,804,818)	-	-	1,952,484	223	*
Invesco Private Prime Fund	2,913,879	14,056,352	(12,413,046)	(460)	(928)	4,555,797	1,878	*

Total	$4,589,929	$22,421,180	$(20,482,922)	$(460)	$(928)	$6,526,799	$2,132

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2022

(Unaudited)

  Portfolio Composition

  Sector Breakdown (% of the Fund’s Net Assets)

  as of February 28, 2022

Financials	19.97
Energy	11.12
Health Care	10.02
Industrials	10.02
Information Technology	9.87
Utilities	9.87
Real Estate	7.02
Consumer Staples	6.46
Consumer Discretionary	5.30
Communication Services	4.80
Materials	4.75
Money Market Funds Plus Other Assets Less Liabilities	0.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)
Assets:
Unaffiliated investments in securities, at value(a)	$100,012,589	$47,400,905
Affiliated investments in securities, at value	9,260,228	6,526,799
Receivable for:
Dividends and interest	802,256	402,699
Securities lending	774	475
Investments sold	4,287,583	3,651,592

Total assets	114,363,430	57,982,470

Liabilities:
Payable for:
Investments purchased	4,382,131	3,685,766
Collateral upon return of securities loaned	9,129,084	6,508,741
Accrued unitary management fees	10,363	4,774

Total liabilities	13,521,578	10,199,281

Net Assets	$100,841,852	$47,783,189

Net assets consist of:
Shares of beneficial interest	$104,433,513	$50,807,607
Distributable earnings (loss)	(3,591,661)	(3,024,418)

Net Assets	$100,841,852	$47,783,189

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,950,001	1,850,001
Net asset value	$25.53	$25.83

Market price	$25.53	$25.85

Unaffiliated investments in securities, at cost	$103,290,230	$50,119,312

Affiliated investments in securities, at cost	$9,260,895	$6,527,259

(a) Includes securities on loan with an aggregate value of:	$8,591,268	$6,100,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)
Investment income:
Unaffiliated interest income	$597,875	$534,625
Affiliated dividend income	54	31
Securities lending income	4,729	2,571

Total investment income	602,658	537,227

Expenses:
Unitary management fees	67,473	34,509

Net expenses	67,473	34,509

Net investment income	535,185	502,718

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(217,078)	(270,662)
Affiliated investment securities	(1,737)	(928)
In-kind redemptions	(72,692)	(25,974)

Net realized gain (loss)	(291,507)	(297,564)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,951,721)	(3,051,443)
Affiliated investment securities	(667)	(460)

Change in net unrealized appreciation (depreciation)	(3,952,388)	(3,051,903)

Net realized and unrealized gain (loss)	(4,243,895)	(3,349,467)

Net increase (decrease) in net assets resulting from operations	$(3,708,710)	$(2,846,749)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)		Invesco Investment Grade Value ETF (IIGV)
	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$535,185	$1,077,797	$502,718	$846,520
Net realized gain (loss)	(291,507)	1,426,990	(297,564)	956,885
Change in net unrealized appreciation (depreciation)	(3,952,388)	(2,282,557)	(3,051,903)	(1,159,226)

Net increase (decrease) in net assets resulting from operations	(3,708,710)	222,230	(2,846,749)	644,179

Distributions to Shareholders from:
Distributable earnings	(1,249,066)	(2,419,050)	(866,410)	(1,572,468)

Shareholder Transactions:
Proceeds from shares sold	17,203,411	43,032,852	2,774,927	32,143,312
Value of shares repurchased	(9,058,562)	(26,828,170)	(6,760,147)	(16,742,758)

Net increase (decrease) in net assets resulting from share transactions	8,144,849	16,204,682	(3,985,220)	15,400,554

Net increase (decrease) in net assets	3,187,073	14,007,862	(7,698,379)	14,472,265

Net assets:
Beginning of period	97,654,779	83,646,917	55,481,568	41,009,303

End of period	$100,841,852	$97,654,779	$47,783,189	$55,481,568

Changes in Shares Outstanding:
Shares sold	650,000	1,600,000	100,000	1,150,000
Shares repurchased	(350,000)	(1,000,000)	(250,000)	(600,000)
Shares outstanding, beginning of period	3,650,001	3,050,001	2,000,001	1,450,001

Shares outstanding, end of period	3,950,001	3,650,001	1,850,001	2,000,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

Invesco Investment Grade Defensive ETF (IIGD)

	Six Months Ended February 28, 2022		Years Ended August 31,				For the Period July 23, 2018(a) Through August 31,
	(Unaudited)		2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$26.75		$27.43	$26.30	$25.16		$25.00

Net investment income(b)	0.13		0.33	0.53	0.66		0.08
Net realized and unrealized gain (loss) on investments	(1.05)		(0.27)	1.14	1.03		0.13

Total from investment operations	(0.92)		0.06	1.67	1.69		0.21

Distributions to shareholders from:
Net investment income	(0.13)		(0.33)	(0.53)	(0.78)		(0.05)
Net realized gains	(0.17)		(0.41)	(0.02)	(0.01)		-

Total distributions	(0.30)		(0.74)	(0.55)	(0.79)		(0.05)

Transaction fees(b)	-		-	0.01	0.24		-

Net asset value at end of period	$25.53		$26.75	$27.43	$26.30		$25.16

Market price at end of period(c)	$25.53		$26.76	$27.41	$26.37		$25.17

Net Asset Value Total Return(d)	(3.49)%		0.21%	6.50%	7.81%		0.83	%(e)
Market Price Total Return(d)	(3.49)%		0.32%	6.13%	8.05%		0.87	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,842		$97,655	$83,647	$65,744		$6,291
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(f)	0.13%	0.13%	0.15	%(g)	0.12	%(f)
Expenses, prior to Waivers	0.13	%(f)	0.13%	0.13%	0.15	%(g)	0.13	%(f)
Net investment income	1.03	%(f)	1.21%	1.98%	2.57	%(g)	3.16	%(f)
Portfolio turnover rate(h)	26%		53%	74%	71%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.67%. The market price total return from Fund Inception to August 31, 2018 was 0.83%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights–(continued)

Invesco Investment Grade Value ETF (IIGV)

	Six Months Ended February 28, 2022		Years Ended August 31,				For the Period July 23, 2018(a) Through August 31,
	(Unaudited)		2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$27.74		$28.28	$27.25	$25.23		$25.00

Net investment income(b)	0.25		0.55	0.73	0.86		0.10
Net realized and unrealized gain (loss) on investments	(1.72)		(0.07)	1.19	1.95		0.19

Total from investment operations	(1.47)		0.48	1.92	2.81		0.29

Distributions to shareholders from:
Net investment income	(0.25)		(0.54)	(0.73)	(0.95)		(0.06)
Net realized gains	(0.19)		(0.48)	(0.16)	(0.02)		-

Total distributions	(0.44)		(1.02)	(0.89)	(0.97)		(0.06)

Transaction fees(b)	-		-	0.00 (c)	0.18		-

Net asset value at end of period	$25.83		$27.74	$28.28	$27.25		$25.23

Market price at end of period(d)	$25.85		$27.76	$28.32	$27.32		$25.23

Net Asset Value Total Return(e)	(5.35)%		1.74%	7.25%	12.23%		1.14	%(f)
Market Price Total Return(e)	(5.34)%		1.68%	7.13%	12.51%		1.14	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,783		$55,482	$41,009	$42,232		$6,307
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(g)	0.13%	0.13%	0.15	%(h)	0.13	%(g)
Expenses, prior to Waivers	0.13	%(g)	0.13%	0.13%	0.16	%(h)	0.13	%(g)
Net investment income	1.89	%(g)	1.96%	2.69%	3.31	%(h)	3.76	%(g)
Portfolio turnover rate(i)	39%		63%	178%	112%		16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.78%. The market price total return from Fund Inception to August 31, 2018 was 0.78%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Investment Grade Defensive ETF (IIGD)	“Investment Grade Defensive ETF”
Invesco Investment Grade Value ETF (IIGV)	“Investment Grade Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Investment Grade Defensive ETF	Invesco Investment Grade Defensive Index
Investment Grade Value ETF	Invesco Investment Grade Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are

17

subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment

18

income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, there were no affiliated transactions with Invesco.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

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Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing U.S. Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of

21

securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Investment Grade Defensive ETF	0.13%
Investment Grade Value ETF	0.13%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$100,012,589	$-	$100,012,589
Money Market Funds	131,811	9,128,417	-	9,260,228

Total Investments	$131,811	$109,141,006	$-	$109,272,817

Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$47,400,905	$-	$47,400,905
Money Market Funds	18,518	6,508,281	-	6,526,799

Total Investments	$18,518	$53,909,186	$-	$53,927,704

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have capital loss carryforwards as of August 31, 2021.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Investment Grade Defensive ETF	$ 29,720,180	$ 26,148,955
Investment Grade Value ETF	21,181,074	20,738,957

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Investment Grade Defensive ETF	$16,379,620	$9,029,346
Investment Grade Value ETF	2,743,998	6,722,257

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Investment Grade Defensive ETF	$ 2,681	$(3,281,796)	$(3,279,115)	$112,551,932
Investment Grade Value ETF	13,824	(2,738,415)	(2,724,591)	56,652,295

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NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Investment Grade Defensive ETF (IIGD)
Actual	$1,000.00	$965.10	0.13%	$0.63
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65
Invesco Investment Grade Value ETF (IIGV)
Actual	1,000.00	946.50	0.13	0.63
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders

February 28, 2022

IMFL  Invesco International Developed Dynamic Multifactor ETF

OMFL  Invesco Russell 1000® Dynamic Multifactor ETF

OMFS  Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)

February 28, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Australia-11.91%
Alumina Ltd.	43,646	$62,552
Ansell Ltd.	2,280	42,520
ASX Ltd.	6,836	408,402
Aurizon Holdings Ltd.	42,156	107,067
BHP Group Ltd.	93,618	3,169,796
Brambles Ltd.	41,280	296,553
Charter Hall Group	5,896	71,749
Cochlear Ltd.	1,497	242,136
Coles Group Ltd.	19,586	247,015
Computershare Ltd.	16,002	251,513
CSL Ltd.	11,361	2,143,304
Dexus	38,289	303,406
Goodman Group	73,474	1,185,224
JB Hi-Fi Ltd.	1,082	38,716
Medibank Pvt Ltd.	250,124	577,178
Mirvac Group	91,700	172,344
Newcrest Mining Ltd.	8,112	151,106
Orora Ltd.	24,127	65,304
Perpetual Ltd.	1,441	36,797
REA Group Ltd.	1,009	96,413
Reece Ltd.	2,960	41,605
Rio Tinto Ltd.	9,806	840,865
Rio Tinto PLC	18,117	1,407,705
Shopping Centres Australasia Property Group	45,578	95,914
Sonic Healthcare Ltd.	13,177	335,144
Telstra Corp. Ltd.	58,105	166,969
Transurban Group	33,113	304,921
Washington H Soul Pattinson & Co. Ltd.	1,680	30,697
Wesfarmers Ltd.	29,729	1,039,596
Woolworths Group Ltd.	18,410	474,119

		14,406,630

Austria-0.16%
Mondi PLC	5,040	106,271
Verbund AG	716	86,855

		193,126

Belgium-0.22%
Sofina S.A.(a)	548	213,706
Warehouses De Pauw C.V.A.	1,251	49,489

		263,195

Brazil-0.09%
Yara International ASA	2,203	112,234

Canada-3.21%
BCE, Inc.	3,385	177,663
Canadian National Railway Co.	10,911	1,352,660
Canadian Pacific Railway Ltd.	8,307	584,539
Constellation Software, Inc.	158	266,104
George Weston Ltd.	818	88,640
Hydro One Ltd.(b)	3,484	85,977
IGM Financial, Inc.	1,497	53,148
Loblaw Cos. Ltd.	2,751	214,445
Rogers Communications, Inc., Class B	2,984	154,076
Thomson Reuters Corp.	8,920	901,318

		3,878,570

	Shares	Value
China-0.06%
Want Want China Holdings Ltd.	69,000	$73,383

Denmark-5.13%
Carlsberg A/S, Class B	1,600	234,882
Coloplast A/S, Class B	4,295	647,374
DSV A/S	3,642	674,776
Novo Nordisk A/S, Class B	37,319	3,843,729
Novozymes A/S, Class B	5,298	348,157
Royal Unibrew A/S	912	97,279
SimCorp A/S	700	63,441
Tryg A/S	12,987	295,331

		6,204,969

Finland-1.07%
Elisa OYJ	3,437	191,285
Fortum OYJ	6,277	132,828
Kesko OYJ, Class B	3,920	115,974
Kojamo OYJ	2,548	59,413
Kone OYJ, Class B	12,345	726,296
Nokian Renkaat OYJ	1,679	32,060
Orion OYJ, Class B(a)	842	39,711

		1,297,567

France-9.86%
Air Liquide S.A.	6,982	1,166,133
BioMerieux	699	77,036
Cie Generale des Etablissements Michelin S.C.A.	2,118	294,988
Danone S.A.	6,186	377,352
Dassault Systemes SE	6,972	340,568
Hermes International	887	1,237,378
Legrand S.A.	3,696	352,118
L’Oreal S.A.	9,021	3,596,999
LVMH Moet Hennessy Louis Vuitton SE	2,428	1,799,634
Orange S.A.	23,270	282,644
Sanofi	19,187	2,014,358
Teleperformance	1,040	387,702

		11,926,910

Germany-6.57%
BASF SE	9,833	654,383
Beiersdorf AG	3,164	321,335
Brenntag SE	2,116	177,967
Carl Zeiss Meditec AG, BR	336	53,156
Deutsche Post AG	13,863	703,183
Deutsche Wohnen SE	739	30,886
E.ON SE	58,741	799,520
Fresenius Medical Care AG & Co. KGaA	1,986	127,862
Fuchs Petrolub SE	759	23,939
Fuchs Petrolub SE, Preference Shares	1,553	61,924
Henkel AG & Co. KGaA	3,036	233,929
Henkel AG & Co. KGaA, Preference Shares	5,305	422,106
LEG Immobilien SE	2,483	321,561
Merck KGaA	1,634	325,859
Rational AG	50	36,953
RWE AG	10,195	475,103
SAP SE	17,168	1,953,764
Siemens Healthineers AG(b)	3,009	194,266
Symrise AG	2,033	243,189
Telefonica Deutschland Holding AG	10,291	28,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Germany-(continued)
Uniper SE	1,132	$36,237
Vonovia SE	13,605	725,854

		7,951,237

Hong Kong-1.77%
CK Asset Holdings Ltd.	14,513	91,661
CK Infrastructure Holdings Ltd.	6,196	38,459
CLP Holdings Ltd.	18,689	190,270
Henderson Land Development Co. Ltd.	9,064	37,700
Hong Kong & China Gas Co. Ltd. (The)	105,181	159,110
Hong Kong Exchanges & Clearing Ltd.	23,166	1,119,506
Jardine Matheson Holdings Ltd.	1,474	87,703
Power Assets Holdings Ltd.	40,183	253,275
Sun Hung Kai Properties Ltd.	13,475	156,760

		2,134,444

Ireland-0.18%
Glanbia PLC(a)	1,939	27,267
Kerry Group PLC, Class A	1,574	187,753

		215,020

Israel-0.34%
Elbit Systems Ltd.	381	78,091
Mivne Real Estate KD Ltd.	8,154	31,925
Nice Ltd.(c)	1,129	255,601
Strauss Group Ltd.	1,446	47,501

		413,118

Italy-0.41%
Buzzi Unicem S.p.A.	1,097	21,076
Davide Campari-Milano N.V	5,088	55,708
DiaSorin S.p.A.(a)	336	50,439
Hera S.p.A	10,639	41,406
Italgas S.p.A.	6,867	44,566
Recordati Industria Chimica e Farmaceutica S.p.A.	1,569	77,118
Terna Rete Elettrica Nazionale S.p.A.(a)	24,495	201,999

		492,312

Japan-11.80%
Acom Co. Ltd.	15,200	42,231
Aica Kogyo Co. Ltd.	1,400	39,140
Amada Co. Ltd.	4,156	36,553
Astellas Pharma, Inc.	18,941	315,505
Azbil Corp.	3,490	131,206
Bandai Namco Holdings, Inc.	2,131	154,864
Bridgestone Corp.	6,164	252,875
Chubu Electric Power Co., Inc.	9,723	97,335
Chugai Pharmaceutical Co. Ltd.	7,700	254,048
Chugoku Electric Power Co., Inc. (The)	3,800	29,760
COMSYS Holdings Corp.	2,486	59,854
Cosmos Pharmaceutical Corp.	167	23,011
Daito Trust Construction Co. Ltd.	1,159	128,001
FP Corp.	800	22,644
Hamamatsu Photonics K.K.	3,596	180,776
House Foods Group, Inc.	1,700	43,926
Hoya Corp.	4,753	613,031
Iida Group Holdings Co. Ltd.	2,433	44,847
Iwatani Corp.	674	31,835
Japan Logistics Fund, Inc.	15	39,136
Japan Tobacco, Inc.	27,834	512,334
Kamigumi Co. Ltd.	2,802	54,252

	Shares	Value
Japan-(continued)
Kao Corp.	10,000	$467,115
KDDI Corp.	44,590	1,454,135
Keyence Corp.	3,500	1,634,296
Kinden Corp.	3,500	49,533
Kokuyo Co. Ltd.	1,820	25,410
K’s Holdings Corp.	3,000	32,299
Kuraray Co. Ltd.	3,800	35,567
Kurita Water Industries Ltd.	2,052	83,737
Kyowa Kirin Co. Ltd.	3,200	82,073
Kyushu Electric Power Co., Inc.	5,800	43,711
Lintec Corp.	1,600	35,549
Lion Corp.	4,200	54,882
Makita Corp.	2,481	87,780
Maruichi Steel Tube Ltd.	1,200	29,694
MEIJI Holdings Co. Ltd.	2,400	143,990
Mitsubishi Electric Corp.	32,330	387,792
Nippon Kayaku Co. Ltd.	2,545	25,102
Nippon Telegraph & Telephone Corp.	33,967	971,160
Nissin Foods Holdings Co. Ltd.	1,500	119,427
Nitori Holdings Co. Ltd.	1,100	164,701
Nitto Denko Corp.	1,484	107,588
NOF Corp.	1,240	53,616
Obic Co. Ltd.	769	122,252
Osaka Gas Co. Ltd.	7,806	142,938
Rinnai Corp.	928	75,900
Sanwa Holdings Corp.	2,638	29,317
Secom Co. Ltd.	7,200	526,489
Sekisui House Ltd.	7,045	143,500
Shimadzu Corp.	3,523	125,565
Shimano, Inc.	1,379	318,245
Shin-Etsu Chemical Co. Ltd.	5,363	822,785
Shionogi & Co. Ltd.	2,611	173,220
SHO-BOND Holdings Co. Ltd.	1,300	57,903
Sohgo Security Services Co. Ltd.	800	28,756
Sony Group Corp.	13,697	1,404,485
Sugi Holdings Co. Ltd.	999	56,379
Sundrug Co. Ltd.	900	24,380
Suntory Beverage & Food Ltd.	1,554	62,066
Teijin Ltd.	2,030	24,376
Toho Co. Ltd.	2,400	99,709
Tohoku Electric Power Co., Inc.	5,800	37,618
Tokyo Gas Co. Ltd.	5,187	105,744
Toyo Suisan Kaisha Ltd.	2,200	92,451
Tsuruha Holdings, Inc.	500	39,896
Unicharm Corp.	10,100	378,832
USS Co. Ltd.	5,300	87,616
Yamada Holdings Co. Ltd.	11,500	39,839
Zenkoku Hosho Co. Ltd.	1,231	51,517

		14,268,099

Luxembourg-0.03%
RTL Group S.A.	558	31,300

Netherlands-6.08%
Akzo Nobel N.V.	2,427	231,711
ASML Holding N.V.	5,127	3,448,855
Euronext N.V.(b)	3,713	337,180
Heineken Holding N.V.	1,150	93,970
Heineken N.V.	2,514	255,208
Koninklijke Ahold Delhaize N.V.	32,063	989,642
Koninklijke DSM N.V.	2,053	385,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Netherlands-(continued)
Koninklijke KPN N.V.	35,963	$123,201
Koninklijke Philips N.V.	18,003	613,504
Koninklijke Vopak N.V.	723	26,831
Randstad N.V.	2,001	136,425
Wolters Kluwer N.V.	6,912	705,087

		7,347,396

New Zealand-0.36%
Contact Energy Ltd.	11,154	61,294
Fisher & Paykel Healthcare Corp. Ltd.	6,526	121,497
Kiwi Property Group Ltd.	40,076	29,291
Mainfreight Ltd.	1,652	88,757
Spark New Zealand Ltd.	43,369	132,222

		433,061

Norway-0.36%
Gjensidige Forsikring ASA	4,849	120,154
Orkla ASA	15,261	143,245
Telenor ASA	11,243	166,785

		430,184

Poland-0.06%
Cyfrowy Polsat S.A.	3,348	21,784
InPost S.A.(c)	2,416	14,974
Polskie Gornictwo Naftowe i Gazownictwo S.A	26,369	35,095

		71,853

Portugal-0.06%
Jeronimo Martins SGPS S.A.	3,469	75,687

Russia-0.01%
Polymetal International PLC	3,774	17,784

Singapore-0.31%
Ascendas REIT	26,601	54,282
Mapletree Logistics Trust	24,097	31,065
Singapore Exchange Ltd.	33,089	227,671
Singapore Technologies Engineering Ltd.	21,893	61,609

		374,627

South Korea-6.75%
Coway Co. Ltd.	906	54,329
E-MART, Inc.	225	24,327
Hankook Tire & Technology Co. Ltd.	1,128	33,023
Hyundai Mobis Co. Ltd.	671	125,009
Kia Corp.	3,127	191,935
Korea Zinc Co. Ltd.	249	113,902
KT&G Corp.	4,563	302,846
LG Corp.	1,606	100,446
LG Household & Health Care Ltd.	193	152,493
LG Household & Health Care Ltd., Preference Shares	56	24,452
LG Uplus Corp.	2,791	30,525
NCSoft Corp.	327	120,618
NongShim Co. Ltd.	115	29,363
Orion Corp.	479	36,452
S-1 Corp.	857	49,751
Samsung Electronics Co. Ltd.	87,443	5,243,598
Samsung Electronics Co. Ltd., Preference Shares	14,656	805,724
Samsung SDS Co. Ltd.	581	67,651
SK Bioscience Co. Ltd.(c)	183	22,222
SK Hynix, Inc.	5,432	557,951

	Shares	Value
South Korea-(continued)
SK Square Co. Ltd.(c)	675	$31,326
SK Telecom Co. Ltd.	1,044	47,409

		8,165,352

Spain-0.72%
Endesa S.A.	3,622	80,002
Iberdrola S.A.	59,306	678,115
Red Electrica Corp. S.A.	5,830	116,723

		874,840

Sweden-4.34%
Assa Abloy AB, Class B	9,473	252,528
Atlas Copco AB, Class A	7,702	403,453
Atlas Copco AB, Class B	4,252	194,935
Epiroc AB, Class A	5,473	103,827
Epiroc AB, Class B	3,699	60,395
Essity AB, Class B	6,147	159,370
Hexagon AB, Class B	12,637	172,386
Industrivarden AB, Class A(a)	7,045	196,462
Industrivarden AB, Class C	6,002	164,641
Investment AB Latour, Class B(a)	5,129	143,628
Investor AB, Class A	29,131	651,560
Investor AB, Class B	99,525	2,046,768
Kinnevik AB, Class B(a)(c)	4,076	104,986
Sandvik AB	7,668	168,094
Securitas AB, Class B	3,062	37,293
Skanska AB, Class B	2,624	59,913
Swedish Match AB	26,210	192,558
Tele2 AB, Class B(a)	5,106	68,030
Telia Co. AB(a)	19,704	73,727

		5,254,554

Switzerland-15.68%
Barry Callebaut AG	34	78,566
Chocoladefabriken Lindt & Spruengli AG, PC	26	277,018
EMS-Chemie Holding AG	167	165,371
Geberit AG	1,030	675,178
Givaudan S.A	86	360,985
Kuehne + Nagel International AG, Class R	1,002	274,568
Nestle S.A.	52,890	6,905,187
Novartis AG	23,639	2,070,039
Partners Group Holding AG	798	1,084,208
Roche Holding AG	15,999	6,100,878
Roche Holding AG, BR	635	266,057
Schindler Holding AG	441	99,501
Schindler Holding AG, PC	971	223,845
Swiss Prime Site AG	1,270	124,792
Swisscom AG	435	261,062

		18,967,255

United Kingdom-11.16%
3i Group PLC	34,890	625,197
abrdn PLC	44,552	123,560
Admiral Group PLC	19,047	760,812
Ashmore Group PLC	14,836	50,164
AstraZeneca PLC	14,176	1,723,081
Auto Trader Group PLC(b)	9,162	81,503
B&M European Value Retail S.A.	16,223	131,779
Berkeley Group Holdings PLC(c)	1,661	86,828
Diageo PLC	33,397	1,669,189
Direct Line Insurance Group PLC	37,009	147,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Experian PLC	8,957	$352,490
GlaxoSmithKline PLC	52,478	1,088,153
Halma PLC	10,868	351,576
Hargreaves Lansdown PLC	11,979	182,346
Intertek Group PLC	3,500	252,839
J Sainsbury PLC	16,155	59,761
Johnson Matthey PLC	1,889	47,726
National Grid PLC	35,984	545,968
Pennon Group PLC	3,756	52,412
Reckitt Benckiser Group PLC	8,675	735,745
RELX PLC	19,884	608,556
Rightmove PLC	27,181	245,298
Sage Group PLC (The)	17,610	166,059
Segro PLC	51,424	898,011
Spirax-Sarco Engineering PLC	1,629	261,083
SSE PLC	16,489	377,106
Tate & Lyle PLC	6,571	66,407
Tesco PLC	95,372	370,780
Unilever PLC	28,604	1,437,885

		13,499,348

United States-1.03%
Amcor PLC, CDI	25,854	297,549
Ferguson PLC	2,662	407,714
James Hardie Industries PLC, CDI	4,916	159,280
Waste Connections, Inc.	3,097	382,134

		1,246,677

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $127,217,746)		120,620,732

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 0.12%(d)(e)(f)	284,711	$284,711
Invesco Private Prime Fund, 0.08%(d)(e)(f)	664,258	664,325

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $949,091)		949,036

TOTAL INVESTMENTS IN SECURITIES-100.52% (Cost $128,166,837)		121,569,768
OTHER ASSETS LESS LIABILITIES-(0.52)%		(624,927)

NET ASSETS-100.00%		$120,944,841

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

PC-Participation Certificate

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2022.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $698,926, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$171,506	$4,425,821	$(4,597,327)	$-	$-	$ -	$25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$917,731	$5,403,178	$(6,036,198)	$-	$-	$284,711	$64	*

Invesco Private Prime Fund	2,139,126	10,497,212	(11,971,305)	(55)	(653)	664,325	671	*

Total	$3,228,363	$20,326,211	$(22,604,830)	$(55)	$(653)	$949,036	$760

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Health Care	19.56

Consumer Staples	18.95

Information Technology	13.37

Industrials	11.91

Materials	9.40

Financials	7.95

Consumer Discretionary	6.44

Communication Services	4.16

Utilities	4.06

Real Estate	3.83

Energy	0.10

Money Market Funds Plus Other Assets Less Liabilities	0.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-9.74%
Activision Blizzard, Inc.	88,655	$7,225,383
Alphabet, Inc., Class A(b)	18,405	49,714,482
Alphabet, Inc., Class C(b)	17,456	47,093,146
Electronic Arts, Inc.	38,588	5,019,913
Meta Platforms, Inc., Class A(b)	203,590	42,963,598
New York Times Co. (The), Class A(c)	14,655	644,673
Sirius XM Holdings, Inc.(c)	81,921	504,633
Take-Two Interactive Software, Inc.(b)(c)	9,846	1,595,052
Verizon Communications, Inc.	418,545	22,463,310

		177,224,190

Consumer Discretionary-10.32%
Advance Auto Parts, Inc.	6,340	1,296,403
Amazon.com, Inc.(b)	26,758	82,180,775
Columbia Sportswear Co.	4,781	443,294
Dollar General Corp.	50,855	10,086,581
Dollar Tree, Inc.(b)	25,779	3,662,680
Domino’s Pizza, Inc.(c)	4,292	1,855,045
eBay, Inc.	81,188	4,432,053
Garmin Ltd.	29,163	3,220,762
Gentex Corp.(c)	43,165	1,306,605
Genuine Parts Co.	16,890	2,063,282
Grand Canyon Education, Inc.(b)	5,082	441,270
Home Depot, Inc. (The)	111,001	35,057,446
Lowe’s Cos., Inc.	70,608	15,608,604
O’Reilly Automotive, Inc.(b)	11,811	7,668,174
Pool Corp.(c)	7,777	3,566,377
Target Corp.	56,058	11,198,707
Tractor Supply Co.	18,169	3,702,660

		187,790,718

Consumer Staples-11.98%
Altria Group, Inc.	260,841	13,378,535
Brown-Forman Corp., Class B	18,284	1,192,665
Church & Dwight Co., Inc.(c)	32,144	3,145,290
Clorox Co. (The)	20,418	2,976,740
Colgate-Palmolive Co.	152,251	11,715,715
Costco Wholesale Corp.	59,787	31,044,400
Flowers Foods, Inc.	22,513	617,081
General Mills, Inc.	53,487	3,606,629
Hershey Co. (The)	17,391	3,517,504
Hormel Foods Corp.(c)	46,763	2,227,789
JM Smucker Co. (The)	9,933	1,338,472
Kimberly-Clark Corp.	37,450	4,874,118
Monster Beverage Corp.(b)	69,658	5,879,135
Philip Morris International, Inc.	194,247	19,632,544
Procter & Gamble Co. (The)	490,147	76,409,016
Walmart, Inc.	269,165	36,380,341

		217,935,974

Financials-9.58%
Allstate Corp. (The)	28,753	3,518,217
Aon PLC, Class A	32,778	9,575,765
Arthur J. Gallagher & Co.	18,090	2,861,657
Berkshire Hathaway, Inc., Class B(b)	230,339	74,042,472
Brown & Brown, Inc.	32,801	2,217,676
Cboe Global Markets, Inc.	16,217	1,902,092
Erie Indemnity Co., Class A(c)	4,867	852,212

	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.	8,259	$3,353,897
Lazard Ltd., Class A	9,789	338,504
MarketAxess Holdings, Inc.	5,580	2,128,379
Marsh & McLennan Cos., Inc.	81,079	12,600,487
Moody’s Corp.	30,065	9,681,832
Morningstar, Inc.	4,034	1,132,142
MSCI, Inc.	14,384	7,216,309
Nasdaq, Inc.	15,663	2,680,722
Progressive Corp. (The)	129,429	13,710,414
S&P Global, Inc.(c)	48,819	18,341,298
SEI Investments Co.	21,159	1,239,494
T. Rowe Price Group, Inc.	42,769	6,182,687
White Mountains Insurance Group Ltd.	695	729,889

		174,306,145

Health Care-19.36%
Abbott Laboratories	206,964	24,963,998
Agilent Technologies, Inc.	26,896	3,506,163
Amgen, Inc.	62,979	14,263,484
Anthem, Inc.	26,385	11,922,062
Bio-Rad Laboratories, Inc., Class A(b)	2,640	1,652,534
Bio-Techne Corp.	3,508	1,471,290
Bristol-Myers Squibb Co.	180,891	12,421,785
Cerner Corp.	54,578	5,089,399
Chemed Corp.	3,361	1,607,533
Edwards Lifesciences Corp.(b)	72,092	8,100,978
Eli Lilly and Co.	84,440	21,105,778
Globus Medical, Inc., Class A(b)	8,250	580,140
Henry Schein, Inc.(b)	16,699	1,442,460
Humana, Inc.	15,559	6,757,585
IDEXX Laboratories, Inc.(b)	11,651	6,202,410
Intuitive Surgical, Inc.(b)	41,298	11,990,048
Johnson & Johnson	405,313	66,702,360
Masimo Corp.(b)	7,546	1,188,118
Merck & Co., Inc.	209,767	16,063,957
Mettler-Toledo International, Inc.(b)	3,840	5,409,562
Pfizer, Inc.	452,385	21,234,952
Premier, Inc., Class A	18,909	679,589
Quest Diagnostics, Inc.	14,734	1,934,132
Regeneron Pharmaceuticals, Inc.(b)	10,164	6,285,011
ResMed, Inc.	19,540	4,821,495
Thermo Fisher Scientific, Inc.	50,088	27,247,872
United Therapeutics Corp.(b)	4,017	667,625
UnitedHealth Group, Inc.	86,951	41,377,372
Veeva Systems, Inc., Class A(b)	11,260	2,579,103
Vertex Pharmaceuticals, Inc.(b)	28,646	6,589,153
Waters Corp.(b)	5,792	1,834,500
West Pharmaceutical Services, Inc.	13,547	5,243,773
Zoetis, Inc.	48,011	9,297,330

		352,233,551

Industrials-5.59%
3M Co.	59,247	8,807,067
A.O. Smith Corp.	21,013	1,441,072
AMETEK, Inc.	20,767	2,695,349
Copart, Inc.(b)	29,098	3,575,562
Expeditors International of Washington, Inc.	31,043	3,208,605
Fastenal Co.(c)	104,328	5,368,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-(continued)
FTI Consulting, Inc.(b)(c)	4,897	$714,962
Graco, Inc.	29,659	2,138,117
Huntington Ingalls Industries, Inc.	3,685	753,214
IDEX Corp.	7,297	1,400,294
Illinois Tool Works, Inc.	26,001	5,625,076
J.B. Hunt Transport Services, Inc.(c)	12,322	2,500,503
Knight-Swift Transportation Holdings, Inc.	16,417	894,398
L3Harris Technologies, Inc.	18,091	4,564,540
Landstar System, Inc.	4,095	632,309
Lennox International, Inc.	4,423	1,180,631
Lockheed Martin Corp.	46,210	20,045,898
Masco Corp.	28,331	1,587,669
Old Dominion Freight Line, Inc.	12,899	4,050,673
Otis Worldwide Corp.	43,286	3,390,592
Pentair PLC	14,380	832,746
Republic Services, Inc.	21,004	2,526,361
Rollins, Inc.(c)	45,795	1,494,291
Snap-on, Inc.	6,075	1,276,844
Toro Co. (The)	13,720	1,287,073
United Parcel Service, Inc., Class B	73,794	15,527,734
Verisk Analytics, Inc.	13,180	2,337,341
Watsco, Inc.	6,610	1,804,927

		101,662,567

Information Technology-30.56%
Accenture PLC, Class A	97,747	30,890,007
Adobe, Inc.(b)	59,438	27,797,964
Amdocs Ltd.	14,558	1,145,715
Apple, Inc.	690,355	113,991,418
Aspen Technology, Inc.(b)	4,466	680,663
Automatic Data Processing, Inc.	80,467	16,450,673
Broadridge Financial Solutions, Inc.	25,427	3,717,682
Cadence Design Systems, Inc.(b)	25,792	3,905,683
Cisco Systems, Inc.	867,356	48,372,444
Citrix Systems, Inc.	12,937	1,326,042
Cognex Corp.	14,372	970,972
Cognizant Technology Solutions Corp., Class A	47,990	4,133,379
Dolby Laboratories, Inc., Class A	6,505	488,526
EPAM Systems, Inc.(b)	4,593	954,196
F5, Inc.(b)	3,369	676,664
Fortinet, Inc.(b)	7,339	2,528,432
Intel Corp.	318,360	15,185,772
Intuit, Inc.	27,781	13,178,473
Jack Henry & Associates, Inc.	15,779	2,789,727
Keysight Technologies, Inc.(b)	15,864	2,496,518
Mastercard, Inc., Class A	120,242	43,385,718
Microsoft Corp.	346,142	103,423,768
Monolithic Power Systems, Inc.	3,283	1,505,912
Motorola Solutions, Inc.	13,735	3,027,606
Oracle Corp.	135,951	10,328,197
Paychex, Inc.	70,724	8,420,399
salesforce.com, inc.(b)	53,208	11,201,880
Synopsys, Inc.(b)	14,500	4,529,655
Texas Instruments, Inc.	124,118	21,098,819

	Shares	Value
Information Technology-(continued)
Tyler Technologies, Inc.(b)	4,257	$1,823,103
VeriSign, Inc.(b)	10,831	2,314,801
Visa, Inc., Class A(c)	243,664	52,660,664
VMware, Inc., Class A	4,380	513,862

		555,915,334

Materials-1.37%
Air Products and Chemicals, Inc.	23,115	5,462,074
Ardagh Group S.A.(d)	16,236	344,690
Ecolab, Inc.	26,787	4,721,477
Newmont Corp.	83,954	5,557,755
Scotts Miracle-Gro Co. (The)(c)	4,628	648,198
Sherwin-Williams Co. (The)	28,976	7,624,455
Sonoco Products Co.	8,534	501,116

		24,859,765

Real Estate-1.42%
AvalonBay Communities, Inc.	12,268	2,927,022
Equity LifeStyle Properties, Inc.	18,708	1,395,991
Equity Residential	33,199	2,831,875
Essex Property Trust, Inc.	5,315	1,685,758
Extra Space Storage, Inc.	15,438	2,904,660
First Industrial Realty Trust, Inc.	14,066	809,920
Highwoods Properties, Inc.(c)	10,030	437,308
Public Storage	35,882	12,738,828

		25,731,362

Total Common Stocks & Other Equity Interests (Cost $1,909,525,433)		1,817,659,606

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $36,268)	36,268	36,268

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,909,561,701)		1,817,695,874

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.39%
Invesco Private Government Fund, 0.12%(e)(f)(g)	23,970,524	23,970,524
Invesco Private Prime Fund, 0.08%(e)(f)(g)	55,925,629	55,931,223

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,904,570)		79,901,747

TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $1,989,466,271)		1,897,597,621
OTHER ASSETS LESS LIABILITIES-(4.31)%		(78,364,439)

NET ASSETS-100.00%		$1,819,233,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Invesco Ltd.	$5,712,774	$4,896,627	$(9,996,645)	$(311,549)	$(301,207)	$-	$41,461

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	21,310,982	(21,274,714)	-	-	36,268	123

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,579,808	135,380,298	(124,989,582)	-	-	23,970,524	2,890	*

Invesco Private Prime Fund	31,686,217	277,656,604	(253,393,974)	(2,823)	(14,801)	55,931,223	25,850	*

Total	$50,978,799	$439,244,511	$(409,654,915)	$(314,372)	$(316,008)	$79,938,015	$70,324

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2022

Information Technology	30.56

Health Care	19.36

Consumer Staples	11.98

Consumer Discretionary	10.32

Communication Services	9.74

Financials	9.58

Industrials	5.59

Sector Types Each Less Than 3%	2.79

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

February 28, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-1.81%
Advantage Solutions, Inc.(b)(c)	11,468	$90,253
AMC Networks, Inc., Class A(b)(c)	3,216	133,303
ATN International, Inc.	1,910	63,660
Cogent Communications Holdings, Inc.	6,362	403,351
Daily Journal Corp.(b)	177	57,235
E.W. Scripps Co. (The), Class A(b)	6,162	137,166
EchoStar Corp., Class A(b)(c)	5,118	124,572
John Wiley & Sons, Inc., Class A	6,389	321,431
Ooma, Inc.(b)	2,674	44,709
TEGNA, Inc.	32,294	740,178
Telephone & Data Systems, Inc.	14,428	250,326
Telesat Corp. (Canada)(b)	2,313	47,949
United States Cellular Corp.(b)(c)	2,185	60,109
Ziff Davis, Inc.(b)	5,635	566,881

		3,041,123

Consumer Discretionary-4.40%
Aaron’s Co., Inc. (The)	3,610	75,774
Accel Entertainment, Inc.(b)	15,594	204,125
Acushnet Holdings Corp.	6,681	292,628
Adtalem Global Education, Inc.(b)	5,499	114,269
American Public Education, Inc.(b)	2,359	47,086
Buckle, Inc. (The)(c)	4,710	169,560
CarLotz, Inc.(b)(c)	7,707	15,568
Carriage Services, Inc.	2,003	98,568
Cavco Industries, Inc.(b)	1,011	275,629
Clarus Corp.(c)	2,432	55,377
Dorman Products, Inc.(b)	5,646	527,449
Golden Nugget Online Gaming, Inc.(b)	3,525	30,315
Graham Holdings Co., Class B	507	304,773
Green Brick Partners, Inc.(b)	3,411	79,101
Haverty Furniture Cos., Inc., (Acquired 06/02/2020 - 02/03/2022; Cost $42,962)(c)(d)	2,212	62,843
Helen of Troy Ltd.(b)(c)	5,328	1,095,810
Hooker Furnishings Corp.	1,926	40,446
Johnson Outdoors, Inc., Class A	686	56,574
LCI Industries	2,681	333,838
MarineMax, Inc.(b)	3,109	142,268
Papa John’s International, Inc.	3,490	372,802
Perdoceo Education Corp.(b)	8,195	85,802
Rent-A-Center, Inc.(c)	7,415	210,660
Rocky Brands, Inc.	697	26,862
Shutterstock, Inc.	3,362	304,362
Sleep Number Corp.(b)(c)	2,636	173,185
Sportsman’s Warehouse Holdings, Inc.(b)	6,459	73,697
Standard Motor Products, Inc.	3,977	173,835
Strategic Education, Inc.	2,512	148,258
Sturm Ruger & Co., Inc.	5,678	411,144
Superior Group of Cos., Inc.	1,671	34,256
Unifi, Inc.(b)	2,016	37,840
Universal Electronics, Inc.(b)	1,483	49,280
Vivint Smart Home, Inc.(b)	11,543	82,994
Wingstop, Inc.(c)	6,186	899,135
Winmark Corp.	1,368	309,469

		7,415,582

	Shares	Value
Consumer Staples-5.79%
BellRing Brands, Inc., Class A(b)(c)	10,370	$265,161
BJ’s Wholesale Club Holdings, Inc.(b)	23,832	1,498,318
Cal-Maine Foods, Inc.(c)	7,733	342,340
Central Garden & Pet Co.(b)(c)	1,371	64,903
Central Garden & Pet Co., Class A(b)	5,767	253,979
Coca-Cola Consolidated, Inc.	753	374,188
Energizer Holdings, Inc.	10,680	356,605
Hostess Brands, Inc.(b)	17,876	385,049
Ingles Markets, Inc., Class A	3,074	252,744
Inter Parfums, Inc.(c)	1,799	167,091
J&J Snack Foods Corp.	2,610	427,309
John B. Sanfilippo & Son, Inc.	2,355	187,270
Lancaster Colony Corp.	4,969	835,835
Medifast, Inc.	1,895	352,470
MGP Ingredients, Inc.(c)	2,298	182,944
Oil-Dri Corp.of America	998	30,818
Sanderson Farms, Inc.	4,195	749,185
Seneca Foods Corp., Class A(b)	1,037	51,591
SpartanNash Co.	6,835	192,337
Sprouts Farmers Market, Inc.(b)(c)	37,795	1,076,402
Tootsie Roll Industries, Inc.(c)	3,596	121,365
Universal Corp.	3,319	179,591
USANA Health Sciences, Inc.(b)	1,636	143,984
Vector Group Ltd.	29,587	331,670
WD-40 Co.(c)	2,449	518,919
Weis Markets, Inc.	5,161	318,279
Whole Earth Brands, Inc.(b)	9,161	86,938

		9,747,285

Energy-0.26%
DHT Holdings, Inc.(c)	31,375	197,349
National Energy Services Reunited Corp.(b)(c) .	4,017	35,791
REX American Resources Corp.(b)	717	67,728
SFL Corp. Ltd. (Norway)	13,064	129,987

		430,855

Financials-24.17%
1st Source Corp.	1,880	90,785
Alerus Financial Corp.(c)	1,982	56,983
Allegiance Bancshares, Inc.	1,910	81,844
A-Mark Precious Metals, Inc.(c)	1,512	108,410
American National Bankshares, Inc.	1,093	42,190
American National Group, Inc.	935	176,743
Ameris Bancorp	6,119	302,890
AMERISAFE, Inc.	3,183	149,919
Apollo Commercial Real Estate Finance, Inc.	12,635	164,887
Arbor Realty Trust, Inc.	10,954	197,172
Ares Commercial Real Estate Corp.	3,546	51,949
Argo Group International Holdings Ltd.	2,851	120,227
ARMOUR Residential REIT, Inc.	4,718	38,357
Arrow Financial Corp.	1,671	57,399
Artisan Partners Asset Management, Inc., Class A	10,456	398,478
Associated Banc-Corp	15,960	389,264
Atlantic Capital Bancshares, Inc.(b)	1,885	60,961
Atlantic Union Bankshares Corp.	7,515	305,334
Axos Financial, Inc.(b)	4,914	268,992
B. Riley Financial, Inc.(c)	2,328	138,632
Banc of California, Inc.	2,833	55,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
BancFirst Corp.(c)	1,600	$125,008
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	2,884	44,558
Bank First Corp.	833	58,668
Bank of Marin Bancorp	1,433	50,614
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	3,269	125,530
BankUnited, Inc.	8,150	360,230
Banner Corp.	3,359	206,948
Bar Harbor Bankshares	1,398	40,193
BGC Partners, Inc., Class A	24,873	113,918
Blackstone Mortgage Trust, Inc., Class A(c)	15,205	483,215
Bridgewater Bancshares, Inc.(b)	2,194	36,925
Brightsphere Investment Group, Inc.	5,579	133,171
Broadmark Realty Capital, Inc.	20,479	177,348
Brookline Bancorp, Inc.	8,286	142,022
Byline Bancorp, Inc.	1,883	51,349
Cadence Bank	10,931	345,638
Cambridge Bancorp	780	68,757
Camden National Corp.	1,636	77,792
Cannae Holdings, Inc.(b)	14,660	393,621
Capitol Federal Financial, Inc.	16,208	176,991
Capstar Financial Holdings, Inc.	1,892	40,489
Cathay General Bancorp	7,927	372,807
CBTX, Inc.(c)	1,600	48,096
Central Pacific Financial Corp.	2,614	76,303
Chimera Investment Corp.	24,409	297,058
Citizens & Northern Corp.	1,760	43,595
City Holding Co.	1,963	156,392
Civista Bancshares, Inc.	1,563	38,122
CNB Financial Corp.	1,551	40,559
CNO Financial Group, Inc.	12,949	312,977
Cohen & Steers, Inc.	4,624	375,746
Columbia Banking System, Inc.(c)	7,219	264,432
Columbia Financial, Inc.(b)(c)	4,832	102,632
Community Bank System, Inc.	6,385	465,722
Community Trust Bancorp, Inc.	1,863	78,768
ConnectOne Bancorp, Inc.	2,920	96,360
Cowen, Inc., Class A	1,810	53,667
Customers Bancorp, Inc.(b)	2,206	135,779
CVB Financial Corp.(c)	14,931	352,073
Diamond Hill Investment Group, Inc.	641	124,277
Dime Community Bancshares, Inc.(c)	3,600	122,364
Dynex Capital, Inc.	4,046	62,187
Eagle Bancorp, Inc.	3,018	180,839
Employers Holdings, Inc.	4,009	155,790
Enstar Group Ltd.(b)	1,943	553,813
Enterprise Financial Services Corp.	2,928	144,760
Essent Group Ltd.	12,823	566,520
Farmers National Banc Corp.	2,905	50,053
FB Financial Corp.	2,744	121,943
Federal Agricultural Mortgage Corp., Class C	877	108,485
Federated Hermes, Inc., Class B(c)	16,316	533,044
Financial Institutions, Inc.	1,399	44,684
First Bancorp	17,382	245,434
First Bancorp/Southern Pines NC	2,601	116,733
First Bancshares, Inc. (The)(c)	2,181	77,011
First Busey Corp.	5,576	153,061
First Commonwealth Financial Corp.	9,737	157,253
First Community Bankshares, Inc.	1,902	55,786

	Shares	Value
Financials-(continued)
First Financial Bancorp	9,109	$223,899
First Financial Bankshares, Inc.	15,634	749,181
First Financial Corp.	1,451	67,486
First Foundation, Inc.	4,022	107,267
First Interstate BancSystem, Inc., Class A	4,667	189,480
First Merchants Corp.	5,813	254,261
First Mid Bancshares, Inc.	1,759	70,483
First of Long Island Corp. (The)	2,403	52,313
FirstCash Holdings, Inc.	5,945	428,278
Flagstar Bancorp, Inc.	5,493	250,371
Flushing Financial Corp.	2,719	63,869
Fulton Financial Corp.	16,722	301,330
German American Bancorp, Inc.	2,918	116,078
Glacier Bancorp, Inc.(c)	12,384	686,074
Goosehead Insurance, Inc., Class A	922	80,196
Great Southern Bancorp, Inc.	1,215	74,625
Guaranty Bancshares, Inc.	938	32,802
Hamilton Lane, Inc., Class A	5,698	445,014
Hancock Whitney Corp.	5,736	319,380
Hanmi Financial Corp.	2,313	60,416
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,028	522,066
HarborOne Bancorp, Inc.	6,077	89,879
HCI Group, Inc.	643	40,033
Heartland Financial USA, Inc.	4,281	212,423
Heritage Commerce Corp.	5,651	67,190
Heritage Financial Corp.	3,734	97,905
Hilltop Holdings, Inc.	6,466	199,929
Hingham Institution for Savings (The)	207	74,487
Home BancShares, Inc.	15,198	355,785
HomeStreet, Inc.	2,072	106,625
HomeTrust Bancshares, Inc.	1,527	45,932
Hope Bancorp, Inc.	11,369	192,818
Horace Mann Educators Corp.	5,101	212,151
Horizon Bancorp, Inc.	4,172	83,774
Houlihan Lokey, Inc.	10,517	1,081,779
Independent Bank Corp.	4,881	419,815
Independent Bank Corporation	1,970	46,886
Independent Bank Group, Inc.	3,195	246,494
International Bancshares Corp.	5,034	216,512
Investors Bancorp, Inc.	24,777	414,767
James River Group Holdings Ltd.	3,101	82,487
Kearny Financial Corp.	8,593	113,514
Kinsale Capital Group, Inc.	3,094	648,997
KKR Real Estate Finance Trust, Inc.(c)	3,396	72,912
Ladder Capital Corp.	7,379	84,563
Lakeland Bancorp, Inc.	5,073	91,517
Lakeland Financial Corp.	2,854	228,919
Live Oak Bancshares, Inc.	2,285	146,126
Mercantile Bank Corp.	1,669	61,536
Merchants Bancorp	1,413	40,906
Meta Financial Group, Inc.	2,245	124,351
Midland States Bancorp, Inc.	1,976	58,015
MidWestOne Financial Group, Inc.	1,270	38,341
Moelis & Co., Class A	10,643	513,099
MVB Financial Corp.	929	35,785
National Bank Holdings Corp., Class A	3,401	150,936
National Western Life Group, Inc., Class A	297	63,365
Navient Corp.	8,620	151,798
NBT Bancorp, Inc.	4,940	189,548

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Financials-(continued)
Nelnet, Inc., Class A	2,001	$161,181
Nicolet Bankshares, Inc.(b)	1,119	106,596
NMI Holdings, Inc., Class A(b)	7,499	173,527
Northfield Bancorp, Inc.	5,267	82,692
Northwest Bancshares, Inc.	14,747	207,638
OceanFirst Financial Corp.	6,081	136,093
OFG Bancorp	3,603	101,533
Old National Bancorp	32,146	587,629
Old Second Bancorp, Inc.	2,640	37,567
Oppenheimer Holdings, Inc., Class A	1,097	47,379
Origin Bancorp, Inc.	1,716	79,245
Pacific Premier Bancorp, Inc.	7,875	304,841
Palomar Holdings, Inc.(b)	1,238	79,764
Park National Corp.	1,700	227,902
Peapack-Gladstone Financial Corp.	1,399	52,770
PennyMac Financial Services, Inc.	3,805	219,739
Peoples Bancorp, Inc.	1,974	61,747
Piper Sandler Cos.	1,738	257,241
PJT Partners, Inc., Class A	3,288	209,840
PRA Group, Inc.(b)	4,467	199,362
Preferred Bank	1,356	106,419
Premier Financial Corp.	3,194	97,960
Primis Financial Corp.	2,355	33,677
ProAssurance Corp.	3,082	74,276
PROG Holdings, Inc.(b)	13,089	401,047
Provident Financial Services, Inc.	7,025	166,703
QCR Holdings, Inc.	1,595	89,097
Radian Group, Inc.	21,888	523,123
Ready Capital Corp.	4,314	64,063
Renasant Corp.	5,643	206,026
Republic Bancorp, Inc., Class A	1,110	50,927
RLI Corp.	6,272	636,608
S&T Bancorp, Inc.	3,922	121,935
Safety Insurance Group, Inc.	2,635	219,864
Sandy Spring Bancorp, Inc.	4,741	223,254
Seacoast Banking Corp. of Florida	5,203	190,690
Selective Insurance Group, Inc.	8,152	678,165
ServisFirst Bancshares, Inc.	5,600	489,328
Sierra Bancorp	1,335	35,831
Simmons First National Corp., Class A	11,318	322,789
SiriusPoint Ltd. (Bermuda)(b)	11,962	88,399
SmartFinancial, Inc.	1,521	39,683
South State Corp.(c)	6,769	609,210
Southern First Bancshares, Inc.(b)	719	41,026
Southern Missouri Bancorp, Inc.	908	48,651
Southside Bancshares, Inc.	3,691	153,878
StepStone Group, Inc., Class A	2,379	82,147
Stewart Information Services Corp.	4,108	278,851
Stock Yards Bancorp, Inc.	2,367	126,563
StoneX Group, Inc.(b)	1,515	114,307
Texas Capital Bancshares, Inc.(b)	3,178	211,655
Tompkins Financial Corp.	1,615	127,747
Towne Bank	7,434	231,792
TriCo Bancshares	3,136	136,102
TriState Capital Holdings, Inc.(b)	2,044	67,861
Triumph Bancorp, Inc.(b)	1,784	178,971
TrustCo Bank Corp.	2,050	70,049
Trustmark Corp.	7,179	226,067
UMB Financial Corp.	4,852	494,225
United Bankshares, Inc.(c)	13,389	490,305

	Shares	Value
Financials-(continued)
United Community Banks, Inc.	10,196	$394,177
Universal Insurance Holdings, Inc.	2,552	29,501
Univest Financial Corp.	2,966	85,955
Valley National Bancorp	43,688	610,321
Veritex Holdings, Inc.	3,713	150,859
Virtus Investment Partners, Inc.	774	186,240
Walker & Dunlop, Inc.	3,402	470,667
Washington Federal, Inc.	8,256	293,748
Washington Trust Bancorp, Inc.	1,992	108,106
Waterstone Financial, Inc.	3,376	65,967
WesBanco, Inc.	6,940	253,588
West Bancorporation, Inc.	1,780	51,442
Westamerica Bancorporation	3,239	192,137
WSFS Financial Corp.	6,294	319,924

		40,688,151

Health Care-8.61%
Addus HomeCare Corp.(b)	2,529	215,066
Amphastar Pharmaceuticals, Inc.(b)	11,177	309,715
Aratana Therapeutics, Inc., CVR(b)(e)	540	135
Atea Pharmaceuticals, Inc.(b)	11,464	72,682
Atrion Corp.(c)	538	384,917
Blueprint Medicines Corp.(b)	16,303	987,147
Computer Programs & Systems, Inc.(b)	3,141	96,680
CorVel Corp.(b)	3,060	486,724
Cross Country Healthcare, Inc.(b)	5,192	115,937
Cullinan Oncology, Inc.(b)(c)	2,237	32,079
Eagle Pharmaceuticals, Inc.(b)	2,546	120,655
Edgewise Therapeutics, Inc.(b)(c)	2,254	26,575
Emergent BioSolutions, Inc.(b)	10,975	454,145
Enanta Pharmaceuticals, Inc.(b)	3,507	246,963
Ensign Group, Inc. (The)	15,904	1,336,572
FibroGen, Inc.(b)(c)	14,239	200,343
Halozyme Therapeutics, Inc.(b)	31,680	1,123,690
HealthStream, Inc.(b)	6,769	138,697
InfuSystem Holdings, Inc.(b)	2,964	34,056
Innoviva, Inc.(b)	12,455	239,261
Instil Bio, Inc.(b)(c)	3,165	33,960
LeMaitre Vascular, Inc.(c)	4,208	199,754
LHC Group, Inc.(b)	8,806	1,199,113
Medpace Holdings, Inc.(b)	6,880	1,052,434
Meridian Bioscience, Inc.(b)	7,481	189,269
Merit Medical Systems, Inc.(b)	10,412	677,092
Mesa Laboratories, Inc.	592	151,155
National HealthCare Corp.	4,915	319,573
National Research Corp.	4,727	188,040
Natus Medical, Inc.(b)	5,696	158,463
Neogen Corp.(b)(c)	34,588	1,234,792
NextGen Healthcare, Inc.(b)	10,349	202,116
Orthofix Medical, Inc.(b)	4,638	157,599
Patterson Cos., Inc.	16,758	501,064
Prestige Consumer Healthcare, Inc.(b)	9,268	551,724
SIGA Technologies, Inc.(b)(c)	12,817	76,902
SOC Telemed, Inc.(b)	22,640	66,562
SurModics, Inc.(b)	2,814	126,292
US Physical Therapy, Inc.(c)	2,220	204,173
Utah Medical Products, Inc.	1,386	124,754
Vanda Pharmaceuticals, Inc.(b)	9,402	106,807
Xencor, Inc.(b)	11,395	356,777

		14,500,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Industrials-18.60%
AAON, Inc.	9,877	$578,397
ABM Industries, Inc.	9,513	426,468
Acacia Research Corp.(b)	5,834	22,344
Aerojet Rocketdyne Holdings, Inc.	15,907	616,396
AeroVironment, Inc.(b)	3,952	280,790
Alamo Group, Inc.	2,386	331,916
Apogee Enterprises, Inc.	3,953	178,162
Applied Industrial Technologies, Inc.	4,875	492,862
Arcosa, Inc.	6,655	350,519
Argan, Inc.	4,901	190,600
Array Technologies, Inc.(b)	15,613	175,490
ASGN, Inc.(b)	6,068	672,274
Astec Industries, Inc.	2,569	127,936
Atlas Air Worldwide Holdings, Inc.(b)(c)	3,246	254,357
Boise Cascade Co.	6,714	536,717
Brady Corp., Class A	11,481	529,044
Casella Waste Systems, Inc., Class A(b)	6,078	458,281
CBIZ, Inc.(b)	12,071	469,683
Comfort Systems USA, Inc.	6,177	531,098
Covenant Logistics Group, Inc., Class A(b)	1,745	39,280
CRA International, Inc.	1,338	118,855
Douglas Dynamics, Inc.	2,645	97,177
EMCOR Group, Inc.	10,502	1,213,401
Encore Wire Corp.	3,524	410,264
Energy Recovery, Inc.(b)	7,785	147,915
Ennis, Inc.	4,409	82,801
ESCO Technologies, Inc.	4,897	340,684
Exponent, Inc.	15,530	1,471,623
Federal Signal Corp.	10,707	386,630
Forrester Research, Inc.(b)	1,622	84,230
Forward Air Corp.	3,465	357,519
Franklin Electric Co., Inc.	9,856	833,423
GATX Corp.	4,260	454,244
GEO Group, Inc. (The)(c)	15,200	90,592
Global Industrial Co.	1,961	62,321
Gorman-Rupp Co. (The)	4,344	161,857
Granite Construction, Inc.	6,372	192,880
Healthcare Services Group, Inc.	21,295	336,887
Heartland Express, Inc.	13,924	199,949
Heidrick & Struggles International, Inc.	2,992	127,908
Heritage-Crystal Clean, Inc.(b)	2,047	57,398
HNI Corp.	5,498	223,714
Huron Consulting Group, Inc.(b)	3,942	194,459
ICF International, Inc.	2,394	212,156
Insteel Industries, Inc.	2,193	81,382
Kadant, Inc.	1,373	270,962
Kimball International, Inc., Class B	5,028	46,610
Korn Ferry	7,357	487,475
Lindsay Corp.	1,671	219,252
Luxfer Holdings PLC (United Kingdom)	3,278	57,103
ManTech International Corp., Class A	7,835	653,204
Marten Transport Ltd.	15,221	262,562
Masonite International Corp.(b)	2,768	261,105
Matson, Inc.	6,857	759,550
Matthews International Corp., Class A	3,577	118,685
McGrath RentCorp	6,347	515,884
Mueller Industries, Inc.	6,511	371,453
Mueller Water Products, Inc., Class A	22,630	287,175
MYR Group, Inc.(b)	3,159	283,520
National Presto Industries, Inc.	1,593	126,643

	Shares	Value
Industrials-(continued)
Northwest Pipe Co.(b)	1,178	$33,573
NV5 Global, Inc.(b)	1,754	188,116
Omega Flex, Inc.	444	64,491
Park Aerospace Corp.	4,896	67,908
Powell Industries, Inc.	1,319	27,884
Preformed Line Products Co.	453	25,255
Primoris Services Corp.	11,319	298,482
Proto Labs, Inc.(b)	3,146	176,900
RBC Bearings, Inc.(b)(c)	3,401	659,284
Rush Enterprises, Inc., Class A	5,388	279,853
Saia, Inc.(b)	4,362	1,252,897
Shyft Group, Inc. (The)	4,431	179,057
Simpson Manufacturing Co., Inc.	11,775	1,395,455
SPX Corp.(b)	5,154	261,308
Sterling Construction Co., Inc.(b)	3,214	94,909
Tennant Co.	2,289	180,327
Tetra Tech, Inc.	10,877	1,726,941
Titan Machinery, Inc.(b)	3,562	100,911
Transcat, Inc.(b)	1,362	106,863
TriNet Group, Inc.(b)	7,267	634,482
TrueBlue, Inc.(b)	4,997	135,918
UFP Industries, Inc.	10,793	925,500
UniFirst Corp.	3,652	661,925
US Ecology, Inc.(b)	5,710	270,882
Watts Water Technologies, Inc., Class A	6,584	947,767
Werner Enterprises, Inc.	15,734	683,800

		31,304,754

Information Technology-13.68%
A10 Networks, Inc.	9,079	129,285
ACI Worldwide, Inc.(b)	16,804	563,270
ADTRAN, Inc.	7,727	159,099
Advanced Energy Industries, Inc.	7,816	671,004
Alarm.com Holdings, Inc.(b)	8,916	586,940
American Software, Inc., Class A	5,661	124,372
AppFolio, Inc., Class A(b)	3,877	438,644
Axcelis Technologies, Inc.(b)	5,649	391,024
Badger Meter, Inc.	7,028	698,653
Benchmark Electronics, Inc.	4,316	112,820
Bottomline Technologies (DE), Inc.(b)	5,734	324,774
Brightcove, Inc.(b)	4,873	36,450
BTRS Holdings, Inc.(b)	10,279	62,702
Cass Information Systems, Inc.	1,975	78,170
CEVA, Inc.(b)	3,102	126,469
Clearfield, Inc.(b)	2,020	129,502
CommVault Systems, Inc.(b)	8,272	520,392
Consensus Cloud Solutions, Inc.(b)	2,078	115,661
CSG Systems International, Inc.	5,064	312,550
CTS Corp.	5,400	204,876
Daktronics, Inc.(b)	5,906	27,227
Envestnet, Inc.(b)	6,341	474,434
EVERTEC, Inc.	11,732	473,504
ExlService Holdings, Inc.(b)	7,328	885,149
Fabrinet (Thailand)(b)	5,290	529,688
FARO Technologies, Inc.(b)	2,120	116,049
FormFactor, Inc.(b)	11,013	445,916
Grid Dynamics Holdings, Inc.(b)	8,050	97,807
Hackett Group, Inc. (The)	3,989	82,652
Insight Enterprises, Inc.(b)(c)	5,454	567,216
InterDigital, Inc.(c)	6,295	405,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Information Technology-(continued)
Kimball Electronics, Inc.(b)	3,424	$59,030
Knowles Corp.(b)(c)	13,197	287,431
Kulicke & Soffa Industries, Inc. (Singapore)(c) .	9,643	503,750
LiveRamp Holdings, Inc.(b)	7,734	333,799
Maximus, Inc.	20,083	1,583,745
Methode Electronics, Inc.	4,970	226,831
Mimecast Ltd.(b)	7,918	629,719
NETGEAR, Inc.(b)	7,299	194,226
NetScout Systems, Inc.(b)	9,537	296,887
Novanta, Inc.(b)	5,299	724,002
NVE Corp.	1,208	69,098
Onto Innovation, Inc.(b)	8,082	696,749
OSI Systems, Inc.(b)	2,747	221,600
Paya Holdings, Inc., Class A(b)(c)	35,198	227,027
Photronics, Inc.(b)	9,438	173,848
Plexus Corp.(b)	3,642	296,714
Power Integrations, Inc.	13,398	1,205,820
Progress Software Corp.	5,220	230,098
Qualys, Inc.(b)	7,151	896,092
Rambus, Inc.(b)	22,824	616,248
Rogers Corp.(b)	2,351	641,823
ScanSource, Inc.(b)	2,898	91,519
Semtech Corp.(b)	8,677	602,010
SPS Commerce, Inc.(b)(c)	5,043	654,834
TTEC Holdings, Inc.	4,322	343,599
Verint Systems, Inc.(b)(c)	7,325	367,935
Viavi Solutions, Inc.(b)	36,013	590,613
Vishay Intertechnology, Inc.(c)	16,473	316,117
Vishay Precision Group, Inc.(b)	1,884	59,176

		23,032,163

Materials-2.99%
American Vanguard Corp.	4,834	72,848
Balchem Corp.	8,410	1,163,439
Chase Corp.	1,255	115,247
Compass Minerals International, Inc.	4,575	268,187
FutureFuel Corp.	6,616	48,694
Greif, Inc., Class B	709	40,356
H.B. Fuller Co.	6,479	442,969
Haynes International, Inc.	1,498	54,767
Innospec, Inc.	3,831	365,860
Minerals Technologies, Inc.	3,888	272,121
Neenah, Inc.	1,971	76,770
Quaker Chemical Corp.	2,085	386,997
Schweitzer-Mauduit International, Inc., Class A	3,845	120,041
Sensient Technologies Corp.	8,494	697,612
Stepan Co.	4,167	431,785
Tredegar Corp.	5,723	65,872
TriMas Corp.	6,675	217,004
UFP Technologies, Inc.(b)	1,883	130,191
United States Lime & Minerals, Inc.	519	60,998

		5,031,758

Real Estate-13.06%
Acadia Realty Trust	9,138	195,919
Agree Realty Corp.	12,176	781,090
Alexander & Baldwin, Inc.	7,350	164,861
Alexander’s, Inc.	444	112,518
American Assets Trust, Inc.	7,559	276,357

	Shares	Value
Real Estate-(continued)
Apartment Investment & Management Co., Class A(b)	22,181	$158,372
Armada Hoffler Properties, Inc.	8,384	123,077
Brandywine Realty Trust	38,763	516,711
CareTrust REIT, Inc.	7,053	123,428
CatchMark Timber Trust, Inc., Class A	4,393	33,650
Centerspace	2,128	200,011
City Office REIT, Inc.	6,334	109,071
Community Healthcare Trust, Inc.	3,397	141,655
Corporate Office Properties Trust	20,314	532,430
CTO Realty Growth, Inc.	791	49,588
Douglas Elliman, Inc.(b)	14,734	111,094
Easterly Government Properties, Inc.	15,182	316,089
EastGroup Properties, Inc.	8,838	1,685,937
Empire State Realty Trust, Inc., Class A(c)	17,849	168,852
Equity Commonwealth(b)(c)	37,667	1,000,812
Farmland Partners, Inc.	3,398	39,655
Forestar Group, Inc.(b)	2,582	47,276
Four Corners Property Trust, Inc.	12,662	334,024
Franklin Street Properties Corp.	13,180	76,180
FRP Holdings, Inc.(b)	1,181	68,415
Getty Realty Corp.	8,229	226,709
Gladstone Commercial Corp.	3,907	82,789
Gladstone Land Corp.	4,137	123,655
Global Medical REIT, Inc.	6,391	100,339
Global Net Lease, Inc.	10,497	149,162
Healthcare Realty Trust, Inc.	27,656	721,269
Independence Realty Trust, Inc.	17,020	430,095
Industrial Logistics Properties Trust	12,681	283,674
Innovative Industrial Properties, Inc.	1,714	323,020
iStar, Inc.	4,494	112,889
Kennedy-Wilson Holdings, Inc.(c)	20,847	461,553
Kite Realty Group Trust	6,901	151,339
LTC Properties, Inc.	8,419	284,815
LXP Industrial Trust(c)	65,849	1,018,026
Marcus & Millichap, Inc.(b)	5,074	252,330
National Health Investors, Inc.	6,939	369,918
National Storage Affiliates Trust	11,959	696,851
NexPoint Residential Trust, Inc.	3,747	318,383
Office Properties Income Trust	5,054	126,603
One Liberty Properties, Inc.	2,617	76,050
Outfront Media, Inc.	9,929	265,104
Paramount Group, Inc.	23,147	259,015
Physicians Realty Trust	35,678	580,124
Piedmont Office Realty Trust, Inc., Class A	27,123	462,176
Plymouth Industrial REIT, Inc.	3,153	82,230
PotlatchDeltic Corp.	13,721	753,283
Preferred Apartment Communities, Inc., Class A	3,724	94,068
PS Business Parks, Inc.	5,423	863,830
RE/MAX Holdings, Inc., Class A	1,838	54,478
Retail Opportunity Investments Corp.	13,325	241,982
RMR Group, Inc. (The), Class A	2,493	72,646
RPT Realty	7,067	91,518
Safehold, Inc.(c)	2,751	168,801
Saul Centers, Inc.	1,760	81,013
SITE Centers Corp.	14,052	218,509
St. Joe Co. (The)	6,548	353,788
STAG Industrial, Inc.	36,473	1,420,988
Tejon Ranch Co.(b)	3,205	54,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2022

(Unaudited)

	Shares	Value
Real Estate-(continued)
Terreno Realty Corp.	15,384	$1,058,265
UMH Properties, Inc.	5,810	133,979
Universal Health Realty Income Trust	1,693	96,687
Urban Edge Properties	16,308	297,132
Urstadt Biddle Properties, Inc., Class A	3,661	68,937
Veris Residential, Inc.(b)	10,606	179,241
Washington REIT	12,480	291,533
Whitestone REIT	4,918	57,934

		21,978,223

Utilities-6.60%
ALLETE, Inc.	7,859	494,646
American States Water Co.	6,938	583,902
Artesian Resources Corp., Class A	1,391	64,654
Avista Corp.	11,431	510,166
Black Hills Corp.	9,970	697,800
Brookfield Infrastructure Corp., Class A (Canada)	7,153	503,857
California Water Service Group	7,433	423,161
Chesapeake Utilities Corp.	2,916	387,682
Clearway Energy, Inc., Class A	4,865	148,820
Clearway Energy, Inc., Class C	11,569	386,405
MGE Energy, Inc.	6,270	451,565
Middlesex Water Co.	2,967	296,670
Northwest Natural Holding Co.	5,043	262,286
NorthWestern Corp.	8,625	521,640
ONE Gas, Inc.	9,029	750,220
Ormat Technologies, Inc.(c)	6,198	442,227
Otter Tail Corp.	6,048	374,129
PNM Resources, Inc.	13,003	587,346
Portland General Electric Co.	16,733	849,534

	Shares	Value
Utilities-(continued)
Pure Cycle Corp.(b)	5,244	$62,141
SJW Group	4,733	308,686
South Jersey Industries, Inc.(c)	13,935	472,815
Southwest Gas Holdings, Inc.	10,411	738,556
Spire, Inc.	8,604	577,415
Unitil Corp.	2,335	117,894
York Water Co. (The)	2,240	100,509

		11,114,726

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $177,310,815)		168,285,074

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.95%
Invesco Private Government Fund, 0.12%(f)(g)(h)	5,532,465	5,532,465
Invesco Private Prime Fund, 0.08%(f)(g)(h)	12,907,794	12,909,085

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,442,525)		18,441,550

TOTAL INVESTMENTS IN SECURITIES-110.92% (Cost $195,753,340)		186,726,624
OTHER ASSETS LESS LIABILITIES-(10.92)%		(18,388,422)

NET ASSETS-100.00%		$168,338,202

Investment Abbreviations:

CVR -Contingent Value Rights

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,890,240	$(1,890,240)	$-	$-	$-	$6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2022

(Unaudited)

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$3,396,398	$20,035,847	$(17,899,780)	$-	$-	$5,532,465	$731	*

Invesco Private Prime Fund	8,063,812	46,150,497	(41,300,944)	(975)	(3,305)	12,909,085	6,380	*

Total	$11,460,210	$68,076,584	$(61,090,964)	$(975)	$(3,305)	$18,441,550	$7,117

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of February 28, 2022

Financials	24.17

Industrials	18.60

Information Technology	13.68

Real Estate	13.06

Health Care	8.61

Utilities	6.60

Consumer Staples	5.79

Consumer Discretionary	4.40

Sector Types Each Less Than 3%	5.06

Money Market Funds Plus Other Assets

Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$120,620,732	$1,817,659,606	$168,285,074
Affiliated investments in securities, at value	949,036	79,938,015	18,441,550
Cash	-	31,564	-
Receivable for:
Dividends	375,419	1,922,459	164,203
Securities lending	229	6,378	1,477
Investments sold	-	-	269,193
Investments sold - affiliated broker	-	-	357,464
Foreign tax reclaims	71,265	-	-

Total assets	122,016,681	1,899,558,022	187,518,961

Liabilities:
Due to custodian	81,633	-	274,699
Due to foreign custodian	9,270	-	-
Payable for:
Investments purchased	-	-	411,548
Collateral upon return of securities loaned	949,091	79,904,570	18,442,525
Accrued unitary management fees	31,846	420,270	51,987

Total liabilities	1,071,840	80,324,840	19,180,759

Net Assets	$120,944,841	$1,819,233,182	$168,338,202

Net assets consist of:
Shares of beneficial interest	$130,540,575	$1,786,019,340	$187,010,102
Distributable earnings (loss)	(9,595,734)	33,213,842	(18,671,900)

Net Assets	$120,944,841	$1,819,233,182	$168,338,202

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,100,001	39,780,001	4,350,001
Net asset value	$23.71	$45.73	$38.70

Market price	$23.73	$45.69	$38.67

Unaffiliated investments in securities, at cost	$127,217,746	$1,909,525,433	$177,310,815

Affiliated investments in securities, at cost	$949,091	$79,940,838	$18,442,525

Foreign currencies (due to foreign custodian), at cost	$(9,499)	$-	$-

(a) Includes securities on loan with an aggregate value of:	$914,571	$77,276,627	$17,954,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$1,608,265	$14,132,732	$1,355,388
Affiliated dividend income	25	41,584	6
Non-cash dividend income	194,656	-	-
Securities lending income	11,100	38,816	31,806
Foreign withholding tax	(153,436)	(23,187)	(1,576)

Total investment income	1,660,610	14,189,945	1,385,624

Expenses:
Unitary management fees	220,415	2,711,175	315,954

Net expenses	220,415	2,711,175	315,954

Net investment income	1,440,195	11,478,770	1,069,670

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,530,702)	(1,008,582)	(11,345,201)
Affiliated investment securities	(653)	(337,380)	(3,305)
Unaffiliated in-kind redemptions	3,694,504	173,782,537	13,635,195
Affiliated in-kind redemptions	-	21,372	-
Foreign currencies	(33,377)	-	-

Net realized gain (loss)	(2,870,228)	172,457,947	2,286,689

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(12,013,842)	(275,864,542)	(14,107,887)
Affiliated investment securities	(55)	(314,372)	(975)
Foreign currencies	725	-	-

Change in net unrealized appreciation (depreciation)	(12,013,172)	(276,178,914)	(14,108,862)

Net realized and unrealized gain (loss)	(14,883,400)	(103,720,967)	(11,822,173)

Net increase (decrease) in net assets resulting from operations	$(13,443,205)	$(92,242,197)	$(10,752,503)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 28, 2022	Period Ended August 31, 2021(a)	Six Months Ended February 28, 2022	Year Ended August 31, 2021	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Operations:
Net investment income	$1,440,195	$2,404,547	$11,478,770	$16,733,790	$1,069,670	$672,447
Net realized gain (loss)	(2,870,228)	1,283,479	172,457,947	409,160,694	2,286,689	31,845,674
Change in net unrealized appreciation (depreciation)	(12,013,172)	5,415,889	(276,178,914)	151,298,451	(14,108,862)	2,096,821

Net increase (decrease) in net assets resulting from operations	(13,443,205)	9,103,915	(92,242,197)	577,192,935	(10,752,503)	34,614,942

Distributions to Shareholders from:
Distributable earnings	(3,760,405)	(1,433,650)	(9,393,080)	(18,997,510)	(581,577)	(601,610)

Shareholder Transactions:
Proceeds from shares sold	22,068,887	128,885,701	1,654,058,761	1,811,414,095	152,895,696	164,993,605
Value of shares repurchased	(19,173,562)	(1,302,840)	(1,437,642,451)	(1,655,890,807)	(103,258,194)	(112,574,153)

Net increase in net assets resulting from share transactions	2,895,325	127,582,861	216,416,310	155,523,288	49,637,502	52,419,452

Net increase (decrease) in net assets	(14,308,285)	135,253,126	114,781,033	713,718,713	38,303,422	86,432,784

Net assets:
Beginning of period	135,253,126	-	1,704,452,149	990,733,436	130,034,780	43,601,996

End of period	$120,944,841	$135,253,126	$1,819,233,182	$1,704,452,149	$168,338,202	$130,034,780

Changes in Shares Outstanding:
Shares sold	800,000	5,050,001	34,280,000	42,850,000	3,700,000	4,400,000
Shares repurchased	(700,000)	(50,000)	(29,830,000)	(38,270,000)	(2,560,000)	(2,940,000)
Shares outstanding, beginning of period	5,000,001	-	35,330,001	30,750,001	3,210,001	1,750,001

Shares outstanding, end of period	5,100,001	5,000,001	39,780,001	35,330,001	4,350,001	3,210,001

(a)	For the period February 22, 2021 (commencement of investment operations) through August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights

Invesco International Developed Dynamic Multifactor ETF (IMFL)

	Six Months Ended February 28, 2022 (Unaudited)		For the Period February 22, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$27.05		$25.00

Net investment income(b)	0.28		0.53
Net realized and unrealized gain (loss) on investments	(2.88)		1.81

Total from investment operations	(2.60)		2.34

Distributions to shareholders from:
Net investment income	(0.50)		(0.29)
Net realized gains	(0.24)		-

Total distributions	(0.74)		(0.29)

Net asset value at end of period	$23.71		$27.05

Market price at end of period(c)	$23.73		$27.16

Net Asset Value Total Return(d)	(9.80)%		9.37	%(e)
Market Price Total Return(d)	(10.09)%		9.81	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$120,945		$135,253
Ratio to average net assets of:
Expenses	0.34	%(f)	0.34	%(f)
Net investment income	2.22	%(f)	3.76	%(f)
Portfolio turnover rate(g)	139%		73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights–(continued)

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

								For the Period
	Six Months Ended							November 08, 2017(a)
	February 28,				Two Months Ended			Through
	2022		Years Ended August 31,		August 31,		Year Ended June 30,	June 30,
	(Unaudited)		2021	2020	2019		2019	2018
Per Share Operating
Performance:
Net asset value at beginning of period .	$48.24		$32.22	$29.77	$29.71		$26.65	$25.00

Net investment income(b)	0.29		0.52	0.55	0.07		0.54	0.22
Net realized and unrealized gain (loss) on investments	(2.55)		16.10	2.44	(0.01)		2.99	1.59

Total from investment operations	(2.26)		16.62	2.99	0.06		3.53	1.81

Distributions to shareholders from:
Net investment income	(0.25)		(0.60)	(0.54)	-		(0.47)	(0.16)

Net asset value at end of period	$45.73		$48.24	$32.22	$29.77		$29.71	$26.65

Market price at end of period(c)	$45.69		$48.24	$32.26	$29.79		$29.71

Net Asset Value Total Return(d)	(4.70)%		52.12%	10.23%	0.20%		13.37%	7.26%
Market Price Total Return(d)	(4.78)%		51.93%	10.29%	0.27%		13.32%	7.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,819,233		$1,704,452	$990,733	$1,052,542		$998,325	$150,592
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(e)	0.29%	0.29%	0.29	%(f)	0.29%	0.29	%(e)
Expenses, prior to Waivers	0.29	%(e)	0.29%	0.29%	0.29	%(f)	0.29%	0.29	%(e)
Net investment income	1.23	%(e)	1.24%	1.76%	1.48	%(f)	1.92%	1.42	%(e)
Portfolio turnover rate(g)	99%		126%	321%	83%		138%	213%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights–(continued)

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

								For the Period
	Six Months Ended							November 08, 2017(a)
	February 28,				Two Months Ended			Through
	2022		Years Ended August 31,		August 31,		Year Ended June 30,	June 30,
	(Unaudited)		2021	2020	2019		2019	2018
Per Share Operating
Performance:
Net asset value at beginning of period	$40.51		$24.92	$25.61	$26.82		$27.12	$25.00

Net investment income(b)	0.26		0.31	0.31	0.03		0.43	0.22
Net realized and unrealized gain (loss) on investments	(1.92)		15.59	(0.64)	(1.24)		(0.29)	2.08

Total from investment operations	(1.66)		15.90	(0.33)	(1.21)		0.14	2.30

Distributions to shareholders from:
Net investment income	(0.15)		(0.31)	(0.36)	-		(0.44)	(0.18)

Net asset value at end of period	$38.70		$40.51	$24.92	$25.61		$26.82	$27.12

Market price at end of period(c)	$38.67		$40.50	$24.94	$25.65		$26.82

Net Asset Value Total Return(d)	(4.10)%		64.12%	(1.13)%	(4.51)%		0.63%	9.22%
Market Price Total Return(d)	(4.15)%		63.95%	(1.20)%	(4.36)%		0.59%	9.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$168,338		$130,035	$43,602	$12,807		$12,071	$13,561
Ratio to average net assets of:
Expenses, after Waivers	0.39	%(e)	0.39%	0.39%	0.41	%(f)	0.39%	0.39	%(e)
Expenses, prior to Waivers	0.39	%(e)	0.39%	0.39%	0.41	%(f)	0.39%	0.39	%(e)
Net investment income	1.32	%(e)	0.86%	1.27%	0.87	%(f)	1.62%	1.30	%(e)
Portfolio turnover rate(g)	83%		127%	282%	64%		189%	173%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	“International Developed Dynamic Multifactor ETF”

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	“Russell 1000® Dynamic Multifactor ETF”

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	“Russell 2000® Dynamic Multifactor ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index

Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index

Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

24

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each

25

Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

On September 14, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, to serve as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. Prior to September 14, 2021, BNYM served as the sole securities lending agent for each Fund under the securities lending program. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the period September 14, 2021 through February 28, 2022, each Fund (except for International Developed Dynamic Multifactor ETF) had affiliated securities lending transactions with Invesco. The Russell 1000@ Dynamic Multifactor ETF paid Invesco $1,708 in fees for securities lending agent services. The fees paid to Invesco for the Russell 2000@ Dynamic Multifactor ETF were less than $500.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished

27

trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

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Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

International Developed Dynamic Multifactor ETF	0.34%

Russell 1000® Dynamic Multifactor ETF	0.29%

Russell 2000® Dynamic Multifactor ETF	0.39%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2022, no fees were waived.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

International Developed Dynamic Multifactor ETF	FTSE International Ltd.

Russell 1000® Dynamic Multifactor ETF	Frank Russell Company

Russell 2000® Dynamic Multifactor ETF	Frank Russell Company

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Russell 1000® Dynamic Multifactor ETF	$134,702

Russell 2000® Dynamic Multifactor ETF	21,831

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$120,602,948	$17,784	$-	$120,620,732

Money Market Funds	-	949,036	-	949,036

Total Investments	$120,602,948	$966,820	$-	$121,569,768

Russell 1000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$1,817,314,916	$-	$344,690	$1,817,659,606

Money Market Funds	36,268	79,901,747	-	79,938,015

Total Investments	$1,817,351,184	$79,901,747	$344,690	$1,897,597,621

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	Level 1	Level 2	Level 3	Total
Russell 2000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$168,019,778	$265,161	$135	$168,285,074

Money Market Funds	-	18,441,550	-	18,441,550

Total Investments	$168,019,778	$18,706,711	$135	$186,726,624

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

International Developed Dynamic Multifactor ETF	$-	$-	$-

Russell 1000® Dynamic Multifactor ETF	50,840,500	-	50,840,500

Russell 2000® Dynamic Multifactor ETF	12,222,888	217,202	12,440,090

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
International Developed Dynamic Multifactor ETF	$179,342,286	$178,971,445

Russell 1000® Dynamic Multifactor ETF	1,871,729,742	1,840,007,389

Russell 2000® Dynamic Multifactor ETF	134,416,865	131,999,553

For the six months ended February 28, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$19,516,140	$19,071,842

Russell 1000® Dynamic Multifactor ETF	1,600,234,221	1,413,640,047

Russell 2000® Dynamic Multifactor ETF	151,452,313	103,738,042

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At February 28, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
International Developed Dynamic Multifactor ETF	$2,579,749	$(9,498,261)	$(6,918,512)	$128,488,280

Russell 1000® Dynamic Multifactor ETF	50,033,463	(141,974,618)	(91,941,155)	1,989,538,776

Russell 2000® Dynamic Multifactor ETF	4,533,806	(13,623,729)	(9,089,923)	195,816,547

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NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco International Developed Dynamic Multifactor ETF (IMFL)

Actual	$1,000.00	$902.00	0.34%	$1.60

Hypothetical (5% return before expenses)	1,000.00	1,023.11	0.34	1.71

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

Actual	1,000.00	953.00	0.29	1.40

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

Actual	1,000.00	959.00	0.39	1.89

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-FAC-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Anna Paglia
Name:	Anna Paglia
Title:	President

Date: May 4, 2022

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date: May 4, 2022